UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	February 29, 2016

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to Rules 12-12 — 12-14 Regulation S-X are as follows:

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Exchange Traded Funds — 100.0%

23,100	ProShares 30 Year TIPS/TSY Spread±	$622,083
15,944	ProShares DJ Brookfield Global Infrastructure ETF±	559,714
113,813	ProShares Global Listed Private Equity ETF±	3,812,167
116,453	ProShares Hedge Replication ETF±	4,771,662
211,536	ProShares Managed Futures Strategy *±	4,359,757
175,422	ProShares Merger ETF±	6,468,686
135,282	ProShares RAFI Long/Short±	5,291,555
	Total Exchange Traded Funds (Cost $27,008,915)	25,885,624

Principal Amount
	Repurchase Agreements (a) — 0.2%
$50,793	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $50,793	50,793
	Total Repurchase Agreements (Cost $50,793)	50,793

	Total Investment Securities (Cost $27,059,708) — 100.2%	25,936,417
	Liabilities in excess of other assets — (0.2)%	(42,175)
	Net Assets — 100.0%	$25,894,242

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

±                 Affiliated company as defined under the Investment Company Act of 1940.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,176
Aggregate gross unrealized depreciation	(1,251,762)
Net unrealized depreciation	$(1,208,586)
Federal income tax cost of investments	$27,145,003

See accompanying notes to schedules of portfolio investments.

Investment in a company which was affiliated for the period ending February 29, 2016, was as follows:

Security	Value May 31, 2015	Purchases at Cost	Sales at Cost	Value February 29, 2016	Dividend Income	Realized Loss
ProShares 30 Year TIPS/TSY Spread	$564,189	$1,755,930	$1,527,692	$622,083	$27,227	$(139,380)
ProShares DJ Brookfield Global Infrastructure ETF	2,864,027	765,520	2,723,171	559,714	43,852	(215,157)
ProShares Global Listed Private Equity ETF	1,845,993	5,144,741	2,241,675	3,812,167	459,428	(121,164)
ProShares Hedge Replication ETF	4,938,865	4,455,376	4,272,662	4,771,662	41	(77,258)
ProShares Managed Futures Strategy	6,288,508	3,606,729	5,384,538	4,359,757	—	(191,766)
ProShares Merger ETF	3,802,169	4,537,812	1,907,452	6,468,686	14,334	(18,572)
ProShares RAFI Long/Short	3,134,640	4,825,819	2,537,028	5,291,555	42,442	(78,966)
	$23,438,391	$25,091,927	$20,594,218	$25,885,624	$587,324	$(842,263)

Further information about each affiliated Underlying Fund, other than ProShares Managed Futures Strategy, may be found herein.  The most recent annual report for the ProShares Managed Futures Strategy, a series of ProShares Trust II, may be found at www.ProShares.com.

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 85.1%
	Consumer Discretionary — 2.0%

6,387	Eutelsat Communications S.A.	$194,165
13,064	SES S.A. (FDR)	344,064
		538,229
	Energy — 19.6%

6,349	Cheniere Energy, Inc.*	226,977
10,467	Columbia Pipeline Group, Inc.	189,976
1,806	Enbridge Energy Management LLC	30,142
30,386	Enbridge, Inc.	1,073,279
1,236	EnLink Midstream LLC	10,345
11,782	Inter Pipeline Ltd.	216,134
5,989	Keyera Corp.	166,037
49,432	Kinder Morgan, Inc.	894,225
2,325	Koninklijke Vopak N.V.	106,241
5,629	ONEOK, Inc.	135,096
13,055	Pembina Pipeline Corp.	325,458
6,091	Plains GP Holdings LP, Class A	46,292
1,190	SemGroup Corp., Class A	22,610
18,138	Spectra Energy Corp.	529,630
4,401	Targa Resources Corp.	118,292
24,943	TransCanada Corp.	915,314
10,322	Veresen, Inc.	60,650
18,431	Williams Cos., Inc. (The)	294,712
		5,361,410
	Financials — 7.3%

12,366	American Tower Corp. (REIT)	1,140,145
9,744	Crown Castle International Corp. (REIT)	842,856
		1,983,001
	Industrials — 13.7%

17,932	Abertis Infraestructuras S.A.	270,177
2,794	Aena S.A.(a)*	318,231
1,236	Aeroports de Paris	145,417
15,372	Atlantia SpA	381,439
35,316	Auckland International Airport Ltd.	141,945
53,872	Beijing Capital International Airport Co. Ltd., Class H	46,890
17,906	Beijing Enterprises Holdings Ltd.	83,222
67,190	China Merchants Holdings International Co. Ltd.	186,158
16,025	Ferrovial S.A.	310,827
147	Flughafen Zuerich AG	116,967
1,396	Fraport AG Frankfurt Airport Services Worldwide	80,928
20,914	Groupe Eurotunnel SE	210,472
1,227	Grupo Aeroportuario del Pacifico SAB de CV (ADR)	96,786
768	Grupo Aeroportuario del Sureste SAB de CV (ADR)	107,474
203,728	Hutchison Port Holdings Trust, Class U	95,752
2,762	Japan Airport Terminal Co. Ltd.	97,125
46,094	Jiangsu Expressway Co. Ltd., Class H	54,165
15,227	Macquarie Atlas Roads Group	51,298
4,747	Obrascon Huarte Lain S.A.	27,555
26,507	Shenzhen Expressway Co. Ltd., Class H	19,868
2,577	Societa Iniziative Autostradali e Servizi SpA	23,450
41,292	Sydney Airport	190,095
76,840	Transurban Group	622,486
2,233	Westshore Terminals Investment Corp.	24,030
54,083	Zhejiang Expressway Co. Ltd., Class H	47,908
		3,750,665
	Information Technology — 0.1%

644	Ei Towers SpA	35,694

	Telecommunication Services — 1.3%

3,683	SBA Communications Corp., Class A*	349,480

	Utilities — 41.1%

3,248	AGL Resources, Inc.	209,983
1,062	American States Water Co.	45,039
5,240	American Water Works Co., Inc.	339,657
39,206	APA Group	244,014
5,130	Aqua America, Inc.	156,824
2,742	Atmos Energy Corp.	190,322
63,864	AusNet Services	66,779
185,741	Beijing Enterprises Water Group Ltd.*	97,431
1,391	California Water Service Group	34,385
12,562	CenterPoint Energy, Inc.	234,030
74,506	China Gas Holdings Ltd.	99,239
27,945	China Resources Gas Group Ltd.	72,934
12,894	Cia de Saneamento Basico do Estado de Sao Paulo (ADR)*	71,820
8,560	Consolidated Edison, Inc.	599,286
76,787	DUET Group	124,411
1,142	Elia System Operator S.A./N.V.	54,973
7,980	Enagas S.A.	225,403
26,661	ENN Energy Holdings Ltd.	121,856
9,261	Eversource Energy	502,872
10,654	Fortis, Inc.	295,367
235,934	Hong Kong & China Gas Co. Ltd.	414,960
4,460	ITC Holdings Corp.	181,210
1,171	Laclede Group, Inc. (The)	76,724
149,079	National Grid PLC	1,999,220
2,300	New Jersey Resources Corp.	79,626
8,574	NiSource, Inc.	184,170
738	Northwest Natural Gas Co.	36,819
1,397	NorthWestern Corp.	82,940
1,399	ONE Gas, Inc.	81,114
15,580	Pennon Group PLC	176,733
7,404	Pepco Holdings, Inc.	193,837
14,319	PG&E Corp.	812,317
2,134	Piedmont Natural Gas Co., Inc.	126,781
4,115	Red Electrica Corp. S.A.	327,456
6,369	Sempra Energy	614,672
9,061	Severn Trent PLC	269,383
75,130	Snam SpA	406,853
1,272	Southwest Gas Corp.	77,592
57,907	Spark Infrastructure Group	86,382
53,258	Terna Rete Elettrica Nazionale SpA	278,328
18,091	Toho Gas Co. Ltd.	126,270
79,267	Tokyo Gas Co. Ltd.	366,334
35,339	Towngas China Co. Ltd.	17,992
25,927	United Utilities Group PLC	333,980
1,337	WGL Holdings, Inc.	91,170
		11,229,488
	Total Common Stocks (Cost $26,120,527)	23,247,967

	Investment Companies — 0.6%
	Financials — 0.6%

19,742	3i Infrastructure PLC	47,592

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Investment Companies (continued)
50,514	HICL Infrastructure Co. Ltd.	$109,469
		157,061
	Total Investment Companies (Cost $167,191)	157,061

	Master Limited Partnerships — 14.1%
	Energy — 13.7%

1,089	Antero Midstream Partners LP	24,198
3,225	Boardwalk Pipeline Partners LP	40,055
3,480	Buckeye Partners LP	223,973
1,188	Cheniere Energy Partners LP	31,446
1,437	Columbia Pipeline Partners LP	25,421
1,421	Crestwood Equity Partners LP	12,888
2,458	DCP Midstream Partners LP	47,710
659	Dominion Midstream Partners LP	20,020
5,809	Enbridge Energy Partners LP	96,313
22,485	Energy Transfer Equity LP	157,395
12,474	Energy Transfer Partners LP	332,682
2,675	EnLink Midstream Partners LP	24,556
34,678	Enterprise Products Partners LP	810,425
646	EQT GP Holdings LP	15,420
1,472	EQT Midstream Partners LP	105,439
2,420	Genesis Energy LP	61,976
960	Holly Energy Partners LP	28,205
6,144	Magellan Midstream Partners LP	415,212
6,385	MPLX LP	165,627
1,736	NuStar Energy LP	60,812
924	NuStar GP Holdings LLC	16,068
4,637	ONEOK Partners LP	136,281
650	Phillips 66 Partners LP	39,175
10,744	Plains All American Pipeline LP	230,136
1,125	Rice Midstream Partners LP	14,906
1,489	Spectra Energy Partners LP	68,956
985	Summit Midstream Partners LP	12,431
5,212	Sunoco Logistics Partners LP	128,424
1,115	Tallgrass Energy GP LP	17,807
1,250	TC PipeLines LP	55,338
1,578	Tesoro Logistics LP	65,834
582	Valero Energy Partners LP	27,110
708	Western Gas Equity Partners LP	20,886
2,107	Western Gas Partners LP	82,615
6,793	Williams Partners LP	133,958
		3,749,698
	Utilities — 0.4%

2,797	Brookfield Infrastructure Partners LP	105,307

	Total Master Limited Partnerships (Cost $5,907,136)	3,855,005

Principal Amount
	Repurchase Agreements (b) — 0.1%
$23,775	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $23,775	23,775
	Total Repurchase Agreements (Cost $23,775)	23,775

	Total Investment Securities (Cost $32,218,629) — 99.9%	27,283,808
	Other assets less liabilities — 0.1%	35,234
	Net Assets — 100.0%	$27,319,042

*                 Non-income producing security.

(a)         Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

FDR                       Finnish Depositary Receipt

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$669,059
Aggregate gross unrealized depreciation	(5,660,261)
Net unrealized depreciation	$(4,991,202)
Federal income tax cost of investments	$32,275,010

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 29, 2016:

United States	49.5%
Canada	11.6%
United Kingdom	10.8%
Spain	5.4%
Australia	5.1%
Italy	4.1%
China	2.5%
Japan	2.2%
Hong Kong	2.1%
France	2.0%
Luxemburg	1.3%
Mexico	0.7%
New Zealand	0.5%
Switzerland	0.4%
Netherlands	0.4%
Singapore	0.4%
Germany	0.3%
Brazil	0.3%
Belgium	0.2%
Other (1)	0.2%
100.0%

(1)   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 92.9%
	Financials — 92.9%

159,048	3i Group PLC	$969,826
6,349	Altamir	68,239
56,987	American Capital Ltd.*	780,152
56,006	Apollo Investment Corp.	286,751
68,691	Ares Capital Corp.	938,319
5,671	AURELIUS SE & Co. KGaA	272,093
17,425	BlackRock Capital Investment Corp.	157,696
49,296	Brait SE*	479,073
2,474	Deutsche Beteiligungs AG	71,051
7,683	Eurazeo S.A.	450,828
34,715	Fifth Street Finance Corp.	171,839
4,522	Gimv N.V.	218,513
11,951	Golub Capital BDC, Inc.	199,223
16,607	Hercules Capital, Inc.	185,168
55,516	Intermediate Capital Group PLC	446,620
104,869	IP Group PLC*	264,191
11,372	Main Street Capital Corp.	334,564
13,253	New Mountain Finance Corp.	165,398
17,373	Onex Corp.	1,022,092
17,246	PennantPark Investment Corp.	99,682
73,278	Prospect Capital Corp.	527,602
35,715	Ratos AB, Class B	192,511
9,667	Solar Capital Ltd.	166,756
11,735	TCP Capital Corp.	163,351
7,717	Triangle Capital Corp.	145,080
6,360	Wendel S.A.	605,804
		9,382,422
	Total Common Stocks (Cost $10,808,243)	9,382,422

	Investment Companies — 5.3%
	Financials — 5.3%

6,141	Electra Private Equity PLC	283,259
1,389	HBM Healthcare Investments AG, Class A*	134,170
8,499	HgCapital Trust PLC	116,164
		533,593
	Total Investment Companies (Cost $527,595)	533,593

	Master Limited Partnership — 1.5%
	Financials — 1.5%

10,271	Compass Diversified Holdings	151,497

	Total Master Limited Partnership (Cost $183,299)	151,497

Principal Amount
	Repurchase Agreements (a) — 0.4%
$44,528	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $44,528	44,528
	Total Repurchase Agreements (Cost $44,528)	44,528

	Total Investment Securities (Cost $11,563,665) — 100.1%	10,112,040
	Liabilities in excess of other assets — (0.1)%	(8,477)
	Net Assets — 100.0%	$10,103,563

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$279,837
Aggregate gross unrealized depreciation	(1,803,115)
Net unrealized depreciation	$(1,523,278)
Federal income tax cost of investments	$11,635,318

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 29, 2016:

United States	44.3%
United Kingdom	20.6%
France	11.1%
Canada	10.1%
South Africa	4.8%
Germany	3.4%
Belgium	2.2%
Sweden	1.9%
Switzerland	1.3%
Other (1)	0.3%
100.0%

(1)   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.2%
	Consumer Discretionary — 14.3%

4,005	Amazon.com, Inc.*	$2,212,843
19,896	AutoNation, Inc.*	1,024,047
457	AutoZone, Inc.*	353,979
29,842	Best Buy Co., Inc.	966,582
24,900	Cablevision Systems Corp., Class A	809,997
27,864	Carnival Corp.	1,336,357
1,472	Chipotle Mexican Grill, Inc.*	749,484
20,625	Comcast Corp., Class A	1,190,681
42,628	D.R. Horton, Inc.	1,139,020
17,903	Darden Restaurants, Inc.	1,143,644
39,940	Discovery Communications, Inc., Class A*	998,500
8,297	Expedia, Inc.	863,801
138,591	Ford Motor Co.	1,733,773
26,220	GameStop Corp., Class A	808,100
34,458	Gap, Inc. (The)	952,764
54,704	General Motors Co.	1,610,486
11,969	Genuine Parts Co.	1,079,005
36,185	Goodyear Tire & Rubber Co. (The)	1,089,892
18,255	H&R Block, Inc.	600,224
3,644	Harman International Industries, Inc.	279,422
10,281	Home Depot, Inc. (The)	1,276,078
13,664	Interpublic Group of Cos., Inc. (The)	292,273
20,944	Kohl’s Corp.	977,456
24,299	Leggett & Platt, Inc.	1,085,193
26,450	Lennar Corp., Class A	1,109,313
17,874	Marriott International, Inc., Class A	1,218,113
5,090	McDonald’s Corp.	596,497
12,801	Michael Kors Holdings Ltd.*	725,177
75,905	News Corp., Class A	821,292
3,341	NIKE, Inc., Class B	205,772
20,976	Nordstrom, Inc.	1,076,488
15,994	Omnicom Group, Inc.	1,244,493
1,544	O’Reilly Automotive, Inc.*	401,934
1,577	Priceline Group, Inc. (The)*	1,995,236
14,217	PVH Corp.	1,125,276
5,810	Ralph Lauren Corp.	527,316
20,792	Ross Stores, Inc.	1,143,144
12,373	Royal Caribbean Cruises Ltd.	920,180
18,793	Scripps Networks Interactive, Inc., Class A	1,113,297
37,338	Staples, Inc.	352,844
4,246	Starbucks Corp.	247,160
22,570	Target Corp.	1,770,617
44,337	TEGNA, Inc.	1,092,464
28,389	Time Warner, Inc.	1,879,352
13,261	Tractor Supply Co.	1,121,483
13,993	Twenty-First Century Fox, Inc., Class B	380,050
5,656	Urban Outfitters, Inc.*	149,827
16,734	Viacom, Inc., Class B	616,648
13,836	Walt Disney Co. (The)	1,321,615
7,388	Whirlpool Corp.	1,147,504
13,356	Wyndham Worldwide Corp.	972,851
		49,849,544
	Consumer Staples — 7.4%

12,670	Altria Group, Inc.	780,092
30,069	Archer-Daniels-Midland Co.	1,051,212
2,985	Brown-Forman Corp., Class B	293,933
18,613	Campbell Soup Co.	1,149,353
9,131	Clorox Co. (The)	1,154,341
34,443	Coca-Cola Co. (The)	1,485,527
22,543	Coca-Cola Enterprises, Inc.	1,093,561
1,868	Constellation Brands, Inc., Class A	264,191
25,329	CVS Health Corp.	2,461,219
13,779	Estee Lauder Cos., Inc. (The), Class A	1,258,436
26,162	Hormel Foods Corp.	1,112,147
1,778	J.M. Smucker Co. (The)	226,819
4,032	Keurig Green Mountain, Inc.	370,702
37,701	Kroger Co. (The)	1,504,647
11,925	McCormick & Co., Inc. (Non-Voting)	1,112,126
3,065	Mondelez International, Inc., Class A	124,224
11,354	PepsiCo, Inc.	1,110,648
31,219	Philip Morris International, Inc.	2,841,866
28,135	Procter & Gamble Co. (The)	2,258,959
19,291	Tyson Foods, Inc., Class A	1,249,092
23,807	Walgreens Boots Alliance, Inc.	1,879,325
12,495	Wal-Mart Stores, Inc.	828,918
		25,611,338
	Energy — 5.4%

11,831	Cabot Oil & Gas Corp.	238,158
16,767	Chevron Corp.	1,399,038
47,537	Columbia Pipeline Group, Inc.	862,796
16,166	CONSOL Energy, Inc.	139,513
7,578	Diamond Offshore Drilling, Inc.	151,636
49,413	Exxon Mobil Corp.	3,960,452
37,452	Halliburton Co.	1,208,950
21,818	Helmerich & Payne, Inc.	1,155,699
56,551	Kinder Morgan, Inc.	1,023,008
31,753	Marathon Petroleum Corp.	1,087,540
6,954	Murphy Oil Corp.	119,470
10,682	National Oilwell Varco, Inc.	312,662
47,922	ONEOK, Inc.	1,150,128
19,294	Phillips 66	1,531,751
4,897	Schlumberger Ltd.	351,213
40,391	Spectra Energy Corp.	1,179,417
14,303	Tesoro Corp.	1,153,966
16,422	Valero Energy Corp.	986,634
41,628	Williams Cos., Inc. (The)	665,632
		18,677,663
	Financials — 18.4%

6,330	Affiliated Managers Group, Inc.*	877,908
22,403	Aflac, Inc.	1,333,427
20,400	Allstate Corp. (The)	1,294,584
7,995	American Express Co.	444,362
11,868	Ameriprise Financial, Inc.	996,319
11,005	Aon PLC	1,048,666
27,875	Apartment Investment & Management Co., Class A (REIT)	1,020,504
15,167	Assurant, Inc.	1,078,374
95,084	Bank of America Corp.	1,190,452
30,407	Bank of New York Mellon Corp. (The)	1,076,104
3,727	BB&T Corp.	119,860
27,336	Berkshire Hathaway, Inc., Class B*	3,667,671
2,488	BlackRock, Inc.	776,157
21,517	Capital One Financial Corp.	1,414,312
22,398	CBRE Group, Inc., Class A*	569,133
68,174	Citigroup, Inc.	2,648,560
15,140	CME Group, Inc.	1,384,402
5,183	Essex Property Trust, Inc. (REIT)	1,084,698
75,097	Fifth Third Bancorp	1,145,980
792	Goldman Sachs Group, Inc. (The)	118,428
27,864	Hartford Financial Services Group, Inc. (The)	1,173,632
65,221	Host Hotels & Resorts, Inc. (REIT)	998,534
33,475	Invesco Ltd.	895,122
37,637	Iron Mountain, Inc. (REIT)	1,105,775
69,932	JPMorgan Chase & Co.	3,937,172

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
21,797	KeyCorp	$229,958
40,834	Kimco Realty Corp. (REIT)	1,092,310
37,209	Legg Mason, Inc.	1,062,689
47,032	Leucadia National Corp.	679,612
24,222	Lincoln National Corp.	884,830
11,247	Loews Corp.	408,828
6,230	M&T Bank Corp.	638,887
14,400	Macerich Co. (The) (REIT)	1,138,752
24,222	Marsh & McLennan Cos., Inc.	1,381,865
35,986	MetLife, Inc.	1,423,606
12,113	Moody’s Corp.	1,075,634
16,949	Nasdaq, Inc.	1,072,702
64,837	Navient Corp.	702,185
27,356	Principal Financial Group, Inc.	1,034,330
38,513	Progressive Corp. (The)	1,229,335
31,307	Prologis, Inc. (REIT)	1,204,067
18,490	Prudential Financial, Inc.	1,222,004
6,006	Public Storage (REIT)	1,498,437
19,969	Realty Income Corp. (REIT)	1,168,985
142,961	Regions Financial Corp.	1,075,067
12,724	SL Green Realty Corp. (REIT)	1,122,002
17,290	T. Rowe Price Group, Inc.	1,194,912
3,061	Torchmark Corp.	156,784
2,985	U.S. Bancorp	114,982
39,651	Unum Group	1,131,243
23,787	Ventas, Inc. (REIT)	1,324,222
14,031	Vornado Realty Trust (REIT)	1,211,717
50,508	Wells Fargo & Co.	2,369,835
22,265	Welltower, Inc. (REIT)	1,420,062
40,730	Weyerhaeuser Co. (REIT)	1,058,165
32,047	XL Group PLC	1,101,776
		63,829,919
	Health Care — 12.2%

8,465	Abbott Laboratories	327,934
24,823	AbbVie, Inc.	1,355,584
28,444	Agilent Technologies, Inc.	1,062,383
4,886	Allergan PLC*	1,417,477
13,634	AmerisourceBergen Corp.	1,180,977
16,963	Amgen, Inc.	2,413,496
10,614	Anthem, Inc.	1,387,144
5,674	Baxalta, Inc.	218,562
32,926	Baxter International, Inc.	1,300,906
9,804	Becton, Dickinson and Co.	1,445,600
2,231	Biogen, Inc.*	578,766
17,777	Bristol-Myers Squibb Co.	1,100,930
4,279	C.R. Bard, Inc.	823,194
16,522	Cardinal Health, Inc.	1,349,847
1,812	Celgene Corp.*	182,704
18,142	DENTSPLY International, Inc.	1,105,936
2,148	Eli Lilly & Co.	154,656
23,552	Express Scripts Holding Co.*	1,657,590
29,736	Gilead Sciences, Inc.	2,594,466
15,058	HCA Holdings, Inc.*	1,042,164
1,661	Intuitive Surgical, Inc.*	935,243
30,686	Johnson & Johnson	3,228,474
10,318	Laboratory Corp. of America Holdings*	1,133,329
9,364	Mallinckrodt PLC*	608,941
8,392	McKesson Corp.	1,305,963
7,209	Medtronic PLC	557,905
25,344	Merck & Co., Inc.	1,272,522
19,546	PerkinElmer, Inc.	923,744
4,614	Perrigo Co. PLC	582,518
71,166	Pfizer, Inc.	2,111,495
3,177	Quest Diagnostics, Inc.	211,366
3,723	Regeneron Pharmaceuticals, Inc.*	1,429,706
16,921	St. Jude Medical, Inc.	908,489
27,668	Tenet Healthcare Corp.*	686,720
5,090	UnitedHealth Group, Inc.	606,219
8,017	Universal Health Services, Inc., Class B	884,836
14,950	Vertex Pharmaceuticals, Inc.*	1,278,076
8,574	Waters Corp.*	1,031,538
		42,397,400
	Industrials — 10.1%

2,889	3M Co.	453,197
13,267	ADT Corp. (The)	535,589
21,185	American Airlines Group, Inc.	868,585
21,441	AMETEK, Inc.	995,077
2,865	Boeing Co. (The)	338,586
15,676	C.H. Robinson Worldwide, Inc.	1,094,655
1,430	Cintas Corp.	120,106
51,997	CSX Corp.	1,255,208
18,685	Dover Corp.	1,135,674
4,943	Dun & Bradstreet Corp. (The)	473,490
11,318	Equifax, Inc.	1,187,032
7,825	Expeditors International of Washington, Inc.	358,228
23,869	Fluor Corp.	1,098,929
9,598	General Dynamics Corp.	1,307,919
102,001	General Electric Co.	2,972,309
20,043	Honeywell International, Inc.	2,031,358
25,836	Jacobs Engineering Group, Inc.*	998,561
2,766	L-3 Communications Holdings, Inc.	324,479
8,165	Lockheed Martin Corp.	1,761,925
36,790	Masco Corp.	1,037,478
5,425	Northrop Grumman Corp.	1,042,793
23,441	PACCAR, Inc.	1,207,212
17,928	Pentair PLC	855,345
25,235	Pitney Bowes, Inc.	457,258
37,892	Quanta Services, Inc.*	768,829
2,328	Raytheon Co.	288,323
24,427	Republic Services, Inc.	1,116,314
26,704	Robert Half International, Inc.	1,051,871
6,837	Roper Technologies, Inc.	1,148,137
17,632	Ryder System, Inc.	1,000,087
4,859	Snap-on, Inc.	702,952
10,341	Southwest Airlines Co.	433,805
27,273	Textron, Inc.	931,373
1,515	Union Pacific Corp.	119,473
24,671	United Continental Holdings, Inc.*	1,412,661
1,420	United Parcel Service, Inc., Class B	137,101
14,744	United Rentals, Inc.*	760,348
3,860	United Technologies Corp.	372,953
14,496	Verisk Analytics, Inc.*	1,055,889
		35,211,109
	Information Technology — 15.7%

3,157	Akamai Technologies, Inc.*	170,383
4,547	Alliance Data Systems Corp.*	955,461
2,850	Alphabet, Inc., Class A*	2,044,077
2,907	Alphabet, Inc., Class C*	2,028,417
12,368	Analog Devices, Inc.	655,380
70,825	Apple, Inc.	6,848,069
28,957	Applied Materials, Inc.	546,419
1,682	Broadcom Ltd.	225,338
36,508	CA, Inc.	1,069,319
65,598	Cisco Systems, Inc.	1,717,356
13,993	Citrix Systems, Inc.*	988,605
26,342	Cognizant Technology Solutions Corp., Class A*	1,500,967
36,402	CSRA, Inc.	944,632
21,380	eBay, Inc.*	508,844
13,266	Electronic Arts, Inc.*	852,208

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
11,668	F5 Networks, Inc.*	$1,122,112
28,711	Facebook, Inc., Class A*	3,069,780
10,000	First Solar, Inc.*	718,700
14,617	Harris Corp.	1,140,418
41,699	Hewlett Packard Enterprise Co.	553,346
126,677	HP, Inc.	1,354,177
44,727	Intel Corp.	1,323,472
17,174	International Business Machines Corp.	2,250,309
5,268	Intuit, Inc.	509,100
11,694	KLA-Tencor Corp.	792,152
1	Knowles Corp.*	6
16,536	Lam Research Corp.	1,212,089
3,632	MasterCard, Inc., Class A	315,693
49,211	Micron Technology, Inc.*	523,113
95,294	Microsoft Corp.	4,848,559
5,922	NetApp, Inc.	147,102
21,950	NVIDIA Corp.	688,352
20,571	Oracle Corp.	756,601
23,867	Paychex, Inc.	1,226,525
25,171	Qorvo, Inc.*	1,134,709
15,350	QUALCOMM, Inc.	779,627
3,759	salesforce.com, Inc.*	254,672
21,387	Seagate Technology PLC	670,696
15,422	Skyworks Solutions, Inc.	1,024,792
51,614	Symantec Corp.	996,666
32,988	Texas Instruments, Inc.	1,749,024
22,933	Total System Services, Inc.	999,420
14,279	Visa, Inc., Class A	1,033,657
4,325	Western Digital Corp.	188,267
62,245	Western Union Co. (The)	1,136,594
106,275	Xerox Corp.	1,021,303
		54,596,508
	Materials — 2.6%

16,064	Avery Dennison Corp.	1,046,088
27,241	Dow Chemical Co. (The)	1,324,185
15,770	Eastman Chemical Co.	1,011,646
27,709	International Paper Co.	989,211
4,858	LyondellBasell Industries N.V., Class A	389,660
7,760	Martin Marietta Materials, Inc.	1,106,731
38,499	Mosaic Co. (The)	1,025,998
30,441	Newmont Mining Corp.	786,291
27,115	Nucor Corp.	1,066,704
8,862	WestRock Co.	299,270
		9,045,784
	Telecommunication Services — 2.2%

64,426	AT&T, Inc.	2,380,541
46,139	CenturyLink, Inc.	1,411,392
21,564	Level 3 Communications, Inc.*	1,046,932
52,581	Verizon Communications, Inc.	2,667,434
		7,506,299
	Utilities — 3.9%

18,156	AES Corp.	177,929
6,289	AGL Resources, Inc.	406,584
23,666	Ameren Corp.	1,111,119
21,828	American Electric Power Co., Inc.	1,347,879
56,528	CenterPoint Energy, Inc.	1,053,116
16,899	Consolidated Edison, Inc.	1,183,099
19,317	Edison International	1,316,647
43,698	Exelon Corp.	1,376,050
33,725	FirstEnergy Corp.	1,128,776
47,865	NiSource, Inc.	1,028,140
66,788	NRG Energy, Inc.	719,975
12,608	Public Service Enterprise Group, Inc.	537,857
16,336	SCANA Corp.	1,062,167
1	Talen Energy Corp.*	6
30,967	Xcel Energy, Inc.	1,224,435
		13,673,779
	Total Common Stocks (Cost $338,550,281)	320,399,343

Principal Amount
	Repurchase Agreements (a)(b) — 6.1%
$21,364,555	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $21,364,731	21,364,555
	Total Repurchase Agreements (Cost $21,364,555)	21,364,555

	Total Investment Securities (Cost $359,914,836) — 98.3%	341,763,898
	Other assets less liabilities — 1.7%	5,863,202
	Net Assets — 100.0%	$347,627,100

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $78,899,376.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,395,695
Aggregate gross unrealized depreciation	(36,049,903)
Net unrealized depreciation	$(18,654,208)
Federal income tax cost of investments	$360,418,106

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(933,782)	11/07/16	Deutsche Bank AG	0.00%	Credit Suisse 130/30 Large Cap Index (short portion)	$16,194
118,488,740	11/06/17	Deutsche Bank AG	0.50%	Credit Suisse 130/30 Large Cap Index (long portion)	(9,126,336)
(97,002,240)	11/07/16	Goldman Sachs International	(0.50)%	Credit Suisse 130/30 Large Cap Index (short portion)	14,241,108
(222,166)	11/07/16	Societe Generale	(0.23)%	Credit Suisse 130/30 Large Cap Index (short portion)	22,540
4,539,318	01/08/18	Societe Generale	0.63%	Credit Suisse 130/30 Large Cap Index (long portion)	(80,831)
(5,961,959)	11/06/17	UBS AG	(0.43)%	Credit Suisse 130/30 Large Cap Index (short portion)	432,397
8,140,762	11/06/17	UBS AG	0.78%	Credit Suisse 130/30 Large Cap Index (long portion)	(581,807)
$27,048,673					$4,923,265

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

S&P 500 Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.8%
	Consumer Discretionary — 12.3%

283,714	Genuine Parts Co.	$25,576,817
574,269	Leggett & Platt, Inc.	25,646,854
320,861	Lowe’s Cos., Inc.	21,667,743
191,056	McDonald’s Corp.	22,389,853
324,447	Target Corp.	25,452,867
389,402	VF Corp.	25,353,964
		146,088,098
	Consumer Staples — 25.9%

680,726	Archer-Daniels-Midland Co.	23,798,181
245,371	Brown-Forman Corp., Class B	24,161,682
177,289	Clorox Co. (The)	22,412,875
537,817	Coca-Cola Co. (The)	23,196,047
350,107	Colgate-Palmolive Co.	22,981,024
595,435	Hormel Foods Corp.	25,311,942
178,511	Kimberly-Clark Corp.	23,259,983
276,907	McCormick & Co., Inc. (Non-Voting)	25,824,347
235,995	PepsiCo, Inc.	23,085,031
292,406	Procter & Gamble Co. (The)	23,477,278
571,368	Sysco Corp.	25,214,470
279,819	Walgreens Boots Alliance, Inc.	22,088,912
360,829	Wal-Mart Stores, Inc.	23,937,396
		308,749,168
	Energy — 3.9%

270,772	Chevron Corp.	22,593,216
295,421	Exxon Mobil Corp.	23,677,993
		46,271,209
	Financials — 11.6%

394,982	Aflac, Inc.	23,509,329
411,434	Cincinnati Financial Corp.	25,977,943
664,522	Franklin Resources, Inc.	23,823,114
612,026	HCP, Inc. (REIT)	18,103,729
264,563	McGraw Hill Financial, Inc.	23,741,883
335,468	T. Rowe Price Group, Inc.	23,184,193
		138,340,191
	Health Care — 13.4%

565,088	Abbott Laboratories	21,891,509
384,505	AbbVie, Inc.	20,997,818
156,265	Becton, Dickinson and Co.	23,041,274
123,560	C.R. Bard, Inc.	23,770,473
277,250	Cardinal Health, Inc.	22,651,325
233,805	Johnson & Johnson	24,598,624
297,948	Medtronic PLC	23,058,196
		160,009,219
	Industrials — 16.7%

162,132	3M Co.	25,433,647
274,390	Cintas Corp.	23,046,016
424,482	Dover Corp.	25,800,016
523,984	Emerson Electric Co.	25,586,139
275,326	Illinois Tool Works, Inc.	25,949,475
512,933	Pentair PLC	24,472,033
240,669	Stanley Black & Decker, Inc.	22,625,293
120,811	W.W. Grainger, Inc.	26,203,906
		199,116,525
	Information Technology — 2.0%

278,887	Automatic Data Processing, Inc.	23,618,940

	Materials — 10.1%
190,139	Air Products & Chemicals, Inc.	25,187,713
215,454	Ecolab, Inc.	22,094,808
639,718	Nucor Corp.	25,166,506
242,808	PPG Industries, Inc.	23,438,256
90,480	Sherwin-Williams Co. (The)	24,474,840
		120,362,123
	Telecommunication Services — 2.0%

643,720	AT&T, Inc.	23,785,454

	Utilities — 1.9%

332,798	Consolidated Edison, Inc.	23,299,188

	Total Common Stocks (Cost $1,181,110,455)	1,189,640,115

Principal Amount
	Repurchase Agreements (a) — 0.0%‡
$522,202	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $522,206	522,202
	Total Repurchase Agreements (Cost $522,202)	522,202

	Total Investment Securities (Cost $1,181,632,657) — 99.8%	1,190,162,317
	Other assets less liabilities — 0.2%	1,928,891
	Net Assets — 100.0%	$1,192,091,208

‡                 Amount represents less than 0.05%.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$55,525,564
Aggregate gross unrealized depreciation	(49,725,592)
Net unrealized appreciation	$5,799,972
Federal income tax cost of investments	$1,184,362,345

See accompanying notes to schedules of portfolio investments.

S&P MidCap 400 Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 6.5%

9,131	John Wiley & Sons, Inc., Class A	$397,473
9,831	Meredith Corp.	427,550
4,536	Polaris Industries, Inc.	398,760
		1,223,783
	Consumer Staples — 5.6%

3,152	Casey’s General Stores, Inc.	332,757
3,133	Lancaster Colony Corp.	318,845
11,940	Tootsie Roll Industries, Inc.	397,841
		1,049,443
	Financials — 28.4%

8,504	Bank of the Ozarks, Inc.	321,791
12,643	Brown & Brown, Inc.	408,495
9,477	Commerce Bancshares, Inc./MO	402,600
8,319	Cullen/Frost Bankers, Inc.	398,730
13,056	Eaton Vance Corp.	377,449
2,548	FactSet Research Systems, Inc.	383,449
8,286	Mercury General Corp.	435,678
8,931	National Retail Properties, Inc. (REIT)	392,785
20,559	Old Republic International Corp.	365,950
10,317	Prosperity Bancshares, Inc.	417,323
3,333	RenaissanceRe Holdings Ltd.	377,296
8,275	SEI Investments Co.	315,857
3,249	StanCorp Financial Group, Inc.	373,310
11,465	Tanger Factory Outlet Centers, Inc. (REIT)	367,797
		5,338,510
	Health Care — 4.4%

10,929	Owens & Minor, Inc.	430,712
6,415	West Pharmaceutical Services, Inc.	397,858
		828,570
	Industrials — 17.8%

5,666	A. O. Smith Corp.	398,773
4,641	Carlisle Cos., Inc.	418,432
8,004	CLARCOR, Inc.	385,312
13,757	Donaldson Co., Inc.	388,498
5,730	Graco, Inc.	448,774
7,914	Lincoln Electric Holdings, Inc.	431,867
9,640	MSA Safety, Inc.	420,979
6,507	Nordson Corp.	466,357
		3,358,992
	Information Technology — 2.1%

8,584	CDK Global, Inc.	385,336

	Materials — 12.8%

7,247	Albemarle Corp.	407,426
5,446	AptarGroup, Inc.	401,424
8,355	Bemis Co., Inc.	409,980
9,434	RPM International, Inc.	385,379
9,647	Sonoco Products Co.	421,574
4,941	Valspar Corp. (The)	386,584
		2,412,367
	Telecommunication Services — 2.4%

17,098	Telephone & Data Systems, Inc.	456,858

	Utilities — 19.7%

12,478	Aqua America, Inc.	381,452
5,806	Atmos Energy Corp.	402,994
7,863	Black Hills Corp.	440,407
22,231	MDU Resources Group, Inc.	404,827
8,446	National Fuel Gas Co.	385,813
19,033	Questar Corp.	471,447
11,233	UGI Corp.	415,172
9,126	Vectren Corp.	415,416
5,796	WGL Holdings, Inc.	395,229
		3,712,757
	Total Common Stocks (Cost $19,225,754)	18,766,616

Principal Amount
	Repurchase Agreements (a) — 0.1%
$17,396	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $17,396	17,396
	Total Repurchase Agreements (Cost $17,396)	17,396

	Total Investment Securities (Cost $19,243,150) — 99.8%	18,784,012
	Other assets less liabilities — 0.2%	45,786
	Net Assets — 100.0%	$18,829,798

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$565,623
Aggregate gross unrealized depreciation	(1,126,278)
Net unrealized depreciation	$(560,655)
Federal income tax cost of investments	$19,344,667

See accompanying notes to schedules of portfolio investments.

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.9%
	Consumer Discretionary — 5.5%

4,182	Cracker Barrel Old Country Store, Inc.	$619,145
15,155	International Speedway Corp., Class A	522,696
11,422	Meredith Corp.	496,743
		1,638,584
	Consumer Staples — 13.3%

15,588	Andersons, Inc. (The)	418,538
9,748	Calavo Growers, Inc.	522,101
4,417	Casey’s General Stores, Inc.	466,303
4,554	J&J Snack Foods Corp.	504,537
4,710	Lancaster Colony Corp.	479,337
16,762	Tootsie Roll Industries, Inc.	558,510
9,502	Universal Corp.	517,669
21,319	Vector Group Ltd.	495,240
		3,962,235
	Financials — 19.4%

20,361	American Equity Investment Life Holding Co.	276,910
12,619	Community Bank System, Inc.	467,281
6,281	Infinity Property & Casualty Corp.	469,567
8,804	National Health Investors, Inc. (REIT)	553,860
10,226	Prosperity Bancshares, Inc.	413,642
8,741	RLI Corp.	548,673
20,322	Southside Bancshares, Inc.	475,941
10,890	UMB Financial Corp.	534,808
13,141	United Bankshares, Inc./WV	460,461
10,343	Universal Health Realty Income Trust (REIT)	536,181
26,095	Urstadt Biddle Properties, Inc., Class A (REIT)	515,898
11,079	Westamerica Bancorp.	498,444
		5,751,666
	Health Care — 5.4%

1,338	Atrion Corp.	502,753
14,336	Owens & Minor, Inc.	564,982
8,527	West Pharmaceutical Services, Inc.	528,845
		1,596,580
	Industrials — 19.2%

18,326	ABM Industries, Inc.	575,437
20,858	Brady Corp., Class A	545,020
10,865	CLARCOR, Inc.	523,041
17,058	Franklin Electric Co., Inc.	509,181
14,394	Healthcare Services Group, Inc.	510,699
10,334	HEICO Corp.	594,308
7,473	Lindsay Corp.	541,045
9,234	Matthews International Corp., Class A	437,415
19,471	McGrath RentCorp	478,987
11,575	MSA Safety, Inc.	505,480
31,380	Raven Industries, Inc.	479,486
		5,700,099
	Information Technology — 2.0%

8,894	Badger Meter, Inc.	584,247

	Materials — 3.5%

13,617	H.B. Fuller Co.	524,118
10,277	Stepan Co.	510,561
		1,034,679
	Telecommunication Services — 1.6%

6,746	Atlantic Tele-Network, Inc.	485,307

	Utilities — 30.0%

10,643	ALLETE, Inc.	564,292
12,674	American States Water Co.	537,504
15,296	Avista Corp.	578,189
12,755	Black Hills Corp.	714,408
23,399	California Water Service Group	578,423
9,875	Chesapeake Utilities Corp.	615,212
9,163	Laclede Group, Inc. (The)	600,360
12,300	MGE Energy, Inc.	597,042
17,833	New Jersey Resources Corp.	617,378
10,848	Northwest Natural Gas Co.	541,207
9,627	NorthWestern Corp.	571,555
9,215	Piedmont Natural Gas Co., Inc.	547,463
17,978	SJW Corp.	651,882
24,113	South Jersey Industries, Inc.	613,676
8,740	WGL Holdings, Inc.	595,981
		8,924,572
	Total Common Stocks (Cost $28,945,939)	29,677,969

Principal Amount
	Repurchase Agreements (a) — 0.1%
$31,111	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $31,111	31,111
	Total Repurchase Agreements (Cost $31,111)	31,111

	Total Investment Securities (Cost $28,977,050) — 100.0%	29,709,080
	Other assets less liabilities — 0.0%	14,449
	Net Assets — 100.0%	$29,723,529

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT      Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,289,937
Aggregate gross unrealized depreciation	(588,829)
Net unrealized appreciation	$701,108
Federal income tax cost of investments	$29,007,972

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.7%
	Aerospace & Defense — 3.6%

38,279	BAE Systems PLC	$273,663
75,545	Cobham PLC	272,042
		545,705
	Beverages — 1.8%

10,433	Diageo PLC	270,288

	Capital Markets — 1.7%

77,916	Aberdeen Asset Management PLC	262,121

	Chemicals — 5.5%

6,711	Croda International PLC	277,955
6,825	Fuchs Petrolub SE (Preference)	280,499
6,245	Novozymes A/S, Class B	268,362
		826,816
	Commercial Services & Supplies — 3.5%

21,793	Aggreko PLC	268,629
20,730	Babcock International Group PLC	264,338
		532,967
	Diversified Financial Services — 3.7%

3,559	Groupe Bruxelles Lambert S.A.	272,316
65,015	Mitsubishi UFJ Lease & Finance Co. Ltd.	280,508
		552,824
	Electric Utilities — 5.5%

28,301	Cheung Kong Infrastructure Holdings Ltd.	288,791
3,463	Red Electrica Corp. S.A.	275,243
13,890	SSE PLC	268,096
		832,130
	Food & Staples Retailing — 3.5%

5,458	FamilyMart Co. Ltd.	262,081
16,799	Woolworths Ltd.	274,770
		536,851
	Food Products — 9.1%

5,865	Associated British Foods PLC	278,388
4	Chocoladefabriken Lindt & Spruengli AG	275,602
48	Chocoladefabriken Lindt & Spruengli AG, Class PC	275,663
3,299	Kerry Group PLC, Class A	288,375
3,668	Nestle S.A.	258,159
		1,376,187
	Gas Utilities — 3.6%

44,022	APA Group	274,181
9,826	Enagas S.A.	277,214
		551,395
	Health Care Equipment & Supplies — 5.6%

3,539	Coloplast A/S, Class B	268,071
2,226	Essilor International S.A.	265,206
4,956	Sysmex Corp.	307,349
		840,626
	Health Care Providers & Services — 7.5%

3,199	Fresenius Medical Care AG & Co. KGaA	270,319
6,911	Miraca Holdings, Inc.	297,563
6,446	Ramsay Health Care Ltd.	304,973
50,649	Ryman Healthcare Ltd.	267,831
		1,140,686
	Hotels, Restaurants & Leisure — 1.8%

15,552	Compass Group PLC	274,384

	Insurance — 1.8%

15,315	Prudential PLC	268,388

	Media — 7.3%

23,828	Pearson PLC	285,246
10,536	SES S.A. (FDR)	277,154
18,665	Sky PLC	271,300
12,831	WPP PLC	272,332
		1,106,032
	Metals & Mining — 1.7%

25,724	BHP Billiton PLC	260,980

	Multiline Retail — 1.7%

2,723	Next PLC	256,716

	Oil, Gas & Consumable Fuels — 1.9%

19,515	Statoil ASA	284,520

	Personal Products — 1.8%

1,585	L’Oreal S.A.	268,660

	Pharmaceuticals — 12.7%

195	Galenica AG	294,458
3,733	Novartis AG	268,544
5,448	Novo Nordisk A/S, Class B	282,522
1,083	Roche Holding AG	279,449
3,469	Sanofi	275,871
4,849	Shire PLC	255,976
4,740	Teva Pharmaceutical Industries Ltd.	267,726
		1,924,546
	Professional Services — 3.3%

17,019	Capita PLC	237,651
6,577	Intertek Group PLC	267,822
		505,473
	Semiconductors & Semiconductor Equipment — 1.9%

20,551	ARM Holdings PLC	285,253

	Specialty Retail — 1.9%

2,584	Shimamura Co. Ltd.	285,699

	Tobacco — 1.8%

4,913	British American Tobacco PLC	268,770

	Trading Companies & Distributors — 3.7%

22,160	Ashtead Group PLC	285,351
10,044	Bunzl PLC	270,568
		555,919

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
	Transportation Infrastructure — 1.8%

18,453	Abertis Infraestructuras S.A.	$277,694

	Total Common Stocks (Cost $16,932,707)	15,091,630
	Total Investment Securities (Cost $16,932,707) — 99.7%	15,091,630
	Other assets less liabilities — 0.3%	46,681
	Net Assets — 100.0%	$15,138,311

FDR        Finnish Depositary Receipt

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$298,878
Aggregate gross unrealized depreciation	(2,176,142)
Net unrealized depreciation	$(1,877,264)
Federal income tax cost of investments	$16,968,894

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 29, 2016:

United Kingdom	40.9%
Switzerland	10.9%
Japan	9.5%
France	7.2%
Australia	5.6%
Spain	5.5%
Denmark	5.4%
Germany	3.6%
Hong Kong	1.9%
Ireland	1.9%
Norway	1.9%
Belgium	1.8%
New Zealand	1.8%
Israel	1.8%
Other (1)	0.3%
100.0%

(1)   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.7%
	Aerospace & Defense — 4.2%

5,306	BAE Systems PLC	$37,933
10,472	Cobham PLC	37,710
		75,643
	Beverages — 2.0%

1,440	Diageo PLC	37,306

	Capital Markets — 2.0%

10,800	Aberdeen Asset Management PLC	36,333

	Chemicals — 6.3%

930	Croda International PLC	38,519
946	Fuchs Petrolub SE (Preference)	38,879
876	Novozymes A/S, Class B	37,644
		115,042
	Commercial Services & Supplies — 4.1%

3,021	Aggreko PLC	37,238
2,873	Babcock International Group PLC	36,635
		73,873
	Diversified Financial Services — 2.1%

493	Groupe Bruxelles Lambert S.A.	37,722
	Electric Utilities — 4.1%

480	Red Electrica Corp. S.A.	38,151
1,925	SSE PLC	37,155
		75,306
	Food & Staples Retailing — 2.1%

1,707	Koninklijke Ahold N.V.	37,503

	Food Products — 10.4%

813	Associated British Foods PLC	38,590
1	Chocoladefabriken Lindt & Spruengli AG	68,900
1	Chocoladefabriken Lindt & Spruengli AG, Class PC	5,743
457	Kerry Group PLC, Class A	39,948
508	Nestle S.A.	35,754
		188,935
	Gas Utilities — 2.1%

1,362	Enagas S.A.	38,425

	Health Care Equipment & Supplies — 4.1%

491	Coloplast A/S, Class B	37,192
309	Essilor International S.A.	36,814
		74,006
	Health Care Providers & Services — 4.3%

443	Fresenius Medical Care AG & Co. KGaA	37,434
610	Fresenius SE & Co. KGaA	40,351
		77,785
	Hotels, Restaurants & Leisure — 2.1%

2,156	Compass Group PLC	38,038

	Insurance — 4.1%

2,123	Prudential PLC	37,204
412	Swiss Re AG	36,753
		73,957
	Media — 10.7%

3,289	Pearson PLC	39,373
1,460	SES S.A. (FDR)	38,406
2,587	Sky PLC	37,603
1,107	Wolters Kluwer N.V.	41,852
1,800	WPP PLC	38,204
		195,438
	Metals & Mining — 2.0%

3,566	BHP Billiton PLC	36,178

	Multiline Retail — 1.9%

377	Next PLC	35,542

	Oil, Gas & Consumable Fuels — 2.2%

2,705	Statoil ASA	39,438

	Personal Products — 2.0%

220	L’Oreal S.A.	37,290

	Pharmaceuticals — 12.6%

27	Galenica AG	40,771
517	Novartis AG	37,192
751	Novo Nordisk A/S, Class B	38,945
150	Roche Holding AG	38,705
481	Sanofi	38,251
672	Shire PLC	35,475
		229,339
	Professional Services — 3.8%

2,359	Capita PLC	32,941
912	Intertek Group PLC	37,138
		70,079
	Semiconductors & Semiconductor Equipment — 2.2%

2,849	ARM Holdings PLC	39,545

	Tobacco — 2.0%

681	British American Tobacco PLC	37,255

	Trading Companies & Distributors — 4.2%

3,072	Ashtead Group PLC	39,558
1,392	Bunzl PLC	37,498
		77,056
	Transportation Infrastructure — 2.1%

2,558	Abertis Infraestructuras S.A.	38,495

	Total Common Stocks (Cost $1,974,849)	1,815,529
	Total Investment Securities (Cost $1,974,849) — 99.7%	1,815,529
	Other assets less liabilities — 0.3%	5,281
	Net Assets — 100.0%	$1,820,810

See accompanying notes to schedules of portfolio investments.

FDR        Finnish Depositary Receipt

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,595
Aggregate gross unrealized depreciation	(218,428)
Net unrealized depreciation	$(163,833)
Federal income tax cost of investments	$1,979,362

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 29, 2016:

United Kingdom	47.2%
Switzerland	14.5%
France	8.3%
Germany	6.4%
Spain	6.3%
Denmark	6.2%
Netherlands	4.3%
Ireland	2.2%
Norway	2.2%
Belgium	2.1%
Other (1)	0.3%
100.0%

(1)   Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 100.8%
	Automobiles — 5.0%

99,173	Great Wall Motor Co. Ltd., Class H	$71,275
1,689	Hyundai Motor Co. (Preference)	139,621
		210,896
	Banks — 10.5%
69,363	AMMB Holdings Bhd	71,425
2,435	Bancolombia S.A. (ADR)	73,245
72,802	Bank Central Asia Tbk PT	73,363
2,253	Capitec Bank Holdings Ltd.	67,300
25,036	First Gulf Bank PJSC	86,906
41,355	Grupo Financiero Inbursa SAB de CV, Class O	73,859
		446,098
	Beverages — 1.6%

15,976	Ambev S.A. (ADR)	69,336

	Capital Markets — 1.7%

17,912	Coronation Fund Managers Ltd.	71,251

	Chemicals — 1.7%

5,771	Asian Paints Ltd.	71,360

	Commercial Services & Supplies — 1.9%

74,183	China Everbright International Ltd.	78,875

	Construction & Engineering — 1.6%

4,429	Larsen & Toubro Ltd. (GDR)	69,978

	Construction Materials — 3.5%

13,636	Grupo Argos S.A.	74,169
49,395	Indocement Tunggal Prakarsa Tbk PT	73,971
		148,140
	Consumer Finance — 3.3%

37,477	Gentera SAB de CV	70,323
23,540	Mahindra & Mahindra Financial Services Ltd.	70,921
		141,244
	Diversified Financial Services — 3.5%

6,619	Grupo de Inversiones Suramericana S.A.	76,027
32,684	Power Finance Corp. Ltd.	73,679
		149,706
	Electronic Equipment, Instruments & Components — 1.8%

23,428	Simplo Technology Co. Ltd.	75,433

	Energy Equipment & Services — 1.8%

105,499	China Oilfield Services Ltd., Class H	77,584

	Food & Staples Retailing — 6.8%

4,212	BIM Birlesik Magazalar AS	77,772
3,004	Dongsuh Cos., Inc.	71,657
7,395	Shoprite Holdings Ltd.	71,881
6,055	SPAR Group Ltd. (The)	68,174
		289,484
	Gas Utilities — 5.4%

57,379	China Gas Holdings Ltd.	76,426
29,045	China Resources Gas Group Ltd.	75,805
16,418	ENN Energy Holdings Ltd.	75,039
		227,270
	Health Care Providers & Services — 1.8%

123,118	Bangkok Dusit Medical Services PCL (NVDR)	74,638

	Household Products — 1.9%

23,592	Unilever Indonesia Tbk PT	78,555

	Independent Power and Renewable Electricity Producers — 1.7%

169,882	China Power International Development Ltd.	70,984

	Industrial Conglomerates — 3.5%

3,050	Bidvest Group Ltd. (The)	68,675
48,447	Enka Insaat ve Sanayi AS	78,100
		146,775
	Insurance — 1.6%

9,697	Discovery Ltd.	69,709

	Internet Software & Services — 1.7%

4,069	Tencent Holdings Ltd.	74,233

	IT Services — 3.4%

4,360	Infosys Ltd. (ADR)	73,335
2,171	Tata Consultancy Services Ltd.	69,066
		142,401
	Leisure Products — 1.6%

14,563	Merida Industry Co. Ltd.	66,610
	Oil, Gas & Consumable Fuels — 5.4%

2,199	Lukoil PJSC	78,429
12,014	Qatar Gas Transport Co. Ltd.	78,004
19,457	Rosneft OAO	74,304
		230,737
	Personal Products — 1.6%

8,759	Hengan International Group Co. Ltd.	69,313

	Pharmaceuticals — 1.7%

2,855	Lupin Ltd.	73,208

	Real Estate Investment Trusts — 1.6%

8,993	Resilient REIT Ltd.	69,709

	Real Estate Management & Development — 3.5%

24,881	China Overseas Land & Investment Ltd.	73,894
22,800	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B^	76,061
		149,955
	Semiconductors & Semiconductor Equipment — 2.5%

67,695	Vanguard International Semiconductor Corp.	104,093

	Specialty Retail — 3.2%

6,816	Mr Price Group Ltd.	70,810

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
11,884	Truworths International Ltd.	$64,258
		135,068
	Technology Hardware, Storage & Peripherals — 5.4%

38,489	Chicony Electronics Co. Ltd.	83,969
36,068	Foxconn Technology Co. Ltd.	71,090
86,112	Lenovo Group Ltd.	71,852
		226,911
	Textiles, Apparel & Luxury Goods — 1.6%

105,697	Belle International Holdings Ltd.	68,761

	Thrifts & Mortgage Finance — 3.5%

4,621	Housing Development Finance Corp. Ltd.	71,606
12,166	LIC Housing Finance Ltd.	75,005
		146,611
	Tobacco — 1.7%

16,476	ITC Ltd.	71,189

	Wireless Telecommunication Services — 1.8%

15,595	Advanced Info Service PCL (NVDR)	74,627

	Total Common Stocks (Cost $4,050,447)	4,270,742

Principal Amount
	Repurchase Agreements (a) — 2.2%
$93,367	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $93,367	93,367
	Total Repurchase Agreements (Cost $93,367)	93,367

	Total Investment Securities (Cost $4,143,814) — 103.0%	4,364,109
	Liabilities in excess of other assets — (3.0)%	(126,200)
	Net Assets — 100.0%	$4,237,909

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $76,061 or 1.79% of net assets.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR       American Depositary Receipt

GDR       Global Depositary Receipt

NVDR    Non Voting Depositary Receipt

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$301,685
Aggregate gross unrealized depreciation	(81,390)
Net unrealized appreciation	$220,295
Federal income tax cost of investments	$4,143,814

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 29, 2016:

China	22.7%
India	17.0%
South Africa	14.7%
Taiwan	9.5%
Indonesia	5.3%
Colombia	5.3%
South Korea	5.0%
Turkey	3.7%
Russia	3.6%
Thailand	3.5%
Mexico	3.4%
United Arab Emirates	2.0%
Qatar	1.8%
Malaysia	1.7%
Brazil	1.6%
Other (1)	(0.8)%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.5%
	Consumer Discretionary — 13.8%

28	Advance Auto Parts, Inc.	$4,156
146	Amazon.com, Inc.*	80,668
29	AutoNation, Inc.*	1,493
12	AutoZone, Inc.*	9,295
63	Bed Bath & Beyond, Inc.*	3,021
113	Best Buy Co., Inc.	3,660
85	BorgWarner, Inc.	2,778
84	Cablevision Systems Corp., Class A	2,732
77	CarMax, Inc.*	3,562
174	Carnival Corp.	8,345
164	CBS Corp. (Non-Voting), Class B	7,934
12	Chipotle Mexican Grill, Inc.*	6,110
105	Coach, Inc.	4,089
925	Comcast Corp., Class A	53,400
124	D.R. Horton, Inc.	3,313
44	Darden Restaurants, Inc.	2,811
106	Delphi Automotive PLC	7,068
57	Discovery Communications, Inc., Class A*	1,425
98	Discovery Communications, Inc., Class C*	2,416
110	Dollar General Corp.	8,167
89	Dollar Tree, Inc.*	7,142
45	Expedia, Inc.	4,685
1,477	Ford Motor Co.	18,477
40	GameStop Corp., Class A	1,233
87	Gap, Inc. (The)	2,405
45	Garmin Ltd.	1,823
537	General Motors Co.	15,809
57	Genuine Parts Co.	5,138
102	Goodyear Tire & Rubber Co. (The)	3,072
89	H&R Block, Inc.	2,926
148	Hanesbrands, Inc.	4,217
73	Harley-Davidson, Inc.	3,152
27	Harman International Industries, Inc.	2,070
42	Hasbro, Inc.	3,187
480	Home Depot, Inc. (The)	59,578
154	Interpublic Group of Cos., Inc. (The)	3,294
245	Johnson Controls, Inc.	8,933
72	Kohl’s Corp.	3,360
97	L Brands, Inc.	8,225
52	Leggett & Platt, Inc.	2,322
68	Lennar Corp., Class A	2,852
347	Lowe’s Cos., Inc.	23,433
119	Macy’s, Inc.	5,142
73	Marriott International, Inc., Class A	4,975
129	Mattel, Inc.	4,195
348	McDonald’s Corp.	40,782
70	Michael Kors Holdings Ltd.*	3,965
24	Mohawk Industries, Inc.*	4,314
162	Netflix, Inc.*	15,132
101	Newell Rubbermaid, Inc.	3,839
145	News Corp., Class A	1,569
41	News Corp., Class B	468
511	NIKE, Inc., Class B	31,472
52	Nordstrom, Inc.	2,669
92	Omnicom Group, Inc.	7,159
37	O’Reilly Automotive, Inc.*	9,632
19	Priceline Group, Inc. (The)*	24,039
120	PulteGroup, Inc.	2,063
31	PVH Corp.	2,454
22	Ralph Lauren Corp.	1,997
153	Ross Stores, Inc.	8,412
65	Royal Caribbean Cruises Ltd.	4,834
36	Scripps Networks Interactive, Inc., Class A	2,133
30	Signet Jewelers Ltd.	3,252
244	Staples, Inc.	2,306
563	Starbucks Corp.	32,772
64	Starwood Hotels & Resorts Worldwide, Inc.	4,423
233	Target Corp.	18,279
84	TEGNA, Inc.	2,070
42	Tiffany & Co.	2,729
107	Time Warner Cable, Inc.	20,422
303	Time Warner, Inc.	20,059
254	TJX Cos., Inc. (The)	18,821
51	Tractor Supply Co.	4,313
43	TripAdvisor, Inc.*	2,692
444	Twenty-First Century Fox, Inc., Class A	11,997
163	Twenty-First Century Fox, Inc., Class B	4,427
68	Under Armour, Inc., Class A*	5,691
33	Urban Outfitters, Inc.*	874
129	VF Corp.	8,399
132	Viacom, Inc., Class B	4,864
576	Walt Disney Co. (The)	55,019
30	Whirlpool Corp.	4,660
44	Wyndham Worldwide Corp.	3,205
31	Wynn Resorts Ltd.	2,557
155	Yum! Brands, Inc.	11,233
		830,085
	Consumer Staples — 11.4%

743	Altria Group, Inc.	45,746
226	Archer-Daniels-Midland Co.	7,901
39	Brown-Forman Corp., Class B	3,840
68	Campbell Soup Co.	4,199
50	Church & Dwight Co., Inc.	4,538
49	Clorox Co. (The)	6,194
1,483	Coca-Cola Co. (The)	63,962
79	Coca-Cola Enterprises, Inc.	3,832
340	Colgate-Palmolive Co.	22,318
164	ConAgra Foods, Inc.	6,898
66	Constellation Brands, Inc., Class A	9,334
166	Costco Wholesale Corp.	24,905
420	CVS Health Corp.	40,811
72	Dr. Pepper Snapple Group, Inc.	6,590
84	Estee Lauder Cos., Inc. (The), Class A	7,672
226	General Mills, Inc.	13,300
54	Hershey Co. (The)	4,908
102	Hormel Foods Corp.	4,336
45	J.M. Smucker Co. (The)	5,741
97	Kellogg Co.	7,180
44	Keurig Green Mountain, Inc.	4,045
138	Kimberly-Clark Corp.	17,981
225	Kraft Heinz Co. (The)	17,330
369	Kroger Co. (The)	14,727
44	McCormick & Co., Inc. (Non-Voting)	4,103
71	Mead Johnson Nutrition Co.	5,237
69	Molson Coors Brewing Co., Class B	5,884
602	Mondelez International, Inc., Class A	24,399
57	Monster Beverage Corp.*	7,154
552	PepsiCo, Inc.	53,997
587	Philip Morris International, Inc.	53,435
1,031	Procter & Gamble Co. (The)	82,779
314	Reynolds American, Inc.	15,835
199	Sysco Corp.	8,782
112	Tyson Foods, Inc., Class A	7,252
330	Walgreens Boots Alliance, Inc.	26,050
594	Wal-Mart Stores, Inc.	39,406

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
129	Whole Foods Market, Inc.	$4,039
		686,640
	Financials — 16.6%

20	Affiliated Managers Group, Inc.*	2,774
162	Aflac, Inc.	9,642
147	Allstate Corp. (The)	9,329
317	American Express Co.	17,619
469	American International Group, Inc.	23,544
160	American Tower Corp. (REIT)	14,752
66	Ameriprise Financial, Inc.	5,541
104	Aon PLC	9,910
59	Apartment Investment & Management Co., Class A (REIT)	2,160
25	Assurant, Inc.	1,777
52	AvalonBay Communities, Inc. (REIT)	8,925
3,945	Bank of America Corp.	49,391
414	Bank of New York Mellon Corp. (The)	14,652
296	BB&T Corp.	9,519
710	Berkshire Hathaway, Inc., Class B*	95,261
48	BlackRock, Inc.	14,974
58	Boston Properties, Inc. (REIT)	6,620
202	Capital One Financial Corp.	13,277
110	CBRE Group, Inc., Class A*	2,795
454	Charles Schwab Corp. (The)	11,373
175	Chubb Ltd.	20,218
56	Cincinnati Financial Corp.	3,536
1,129	Citigroup, Inc.	43,862
200	Citizens Financial Group, Inc.	3,846
128	CME Group, Inc.	11,704
67	Comerica, Inc.	2,263
126	Crown Castle International Corp. (REIT)	10,899
162	Discover Financial Services	7,520
111	E*TRADE Financial Corp.*	2,604
26	Equinix, Inc. (REIT)	7,896
138	Equity Residential (REIT)	10,280
25	Essex Property Trust, Inc. (REIT)	5,232
47	Extra Space Storage, Inc. (REIT)	3,861
26	Federal Realty Investment Trust (REIT)	3,850
301	Fifth Third Bancorp	4,593
144	Franklin Resources, Inc.	5,162
221	General Growth Properties, Inc. (REIT)	6,082
150	Goldman Sachs Group, Inc. (The)	22,430
155	Hartford Financial Services Group, Inc. (The)	6,529
176	HCP, Inc. (REIT)	5,206
285	Host Hotels & Resorts, Inc. (REIT)	4,363
302	Huntington Bancshares, Inc./OH	2,642
45	Intercontinental Exchange, Inc.	10,731
161	Invesco Ltd.	4,305
73	Iron Mountain, Inc. (REIT)	2,145
1,395	JPMorgan Chase & Co.	78,539
317	KeyCorp	3,344
157	Kimco Realty Corp. (REIT)	4,200
41	Legg Mason, Inc.	1,171
126	Leucadia National Corp.	1,821
94	Lincoln National Corp.	3,434
106	Loews Corp.	3,853
61	M&T Bank Corp.	6,256
51	Macerich Co. (The) (REIT)	4,033
198	Marsh & McLennan Cos., Inc.	11,296
102	McGraw Hill Financial, Inc.	9,153
421	MetLife, Inc.	16,655
65	Moody’s Corp.	5,772
572	Morgan Stanley	14,128
44	Nasdaq, Inc.	2,785
137	Navient Corp.	1,484
82	Northern Trust Corp.	4,869
118	People’s United Financial, Inc.	1,724
192	PNC Financial Services Group, Inc. (The)	15,612
103	Principal Financial Group, Inc.	3,894
221	Progressive Corp. (The)	7,054
199	Prologis, Inc. (REIT)	7,654
170	Prudential Financial, Inc.	11,235
56	Public Storage (REIT)	13,971
95	Realty Income Corp. (REIT)	5,561
495	Regions Financial Corp.	3,722
117	Simon Property Group, Inc. (REIT)	22,198
38	SL Green Realty Corp. (REIT)	3,351
153	State Street Corp.	8,381
193	SunTrust Banks, Inc.	6,404
316	Synchrony Financial*	8,516
95	T. Rowe Price Group, Inc.	6,565
43	Torchmark Corp.	2,202
115	Travelers Cos., Inc. (The)	12,365
623	U.S. Bancorp	23,998
92	Unum Group	2,625
126	Ventas, Inc. (REIT)	7,014
67	Vornado Realty Trust (REIT)	5,786
1,761	Wells Fargo & Co.	82,626
134	Welltower, Inc. (REIT)	8,547
300	Weyerhaeuser Co. (REIT)	7,784
52	Willis Towers Watson PLC	5,893
113	XL Group PLC	3,885
77	Zions Bancorp.	1,642
		998,596
	Health Care — 15.7%

565	Abbott Laboratories	21,888
619	AbbVie, Inc.	33,804
132	Aetna, Inc.	14,339
126	Agilent Technologies, Inc.	4,706
85	Alexion Pharmaceuticals, Inc.*	11,968
149	Allergan PLC*	43,226
74	AmerisourceBergen Corp.	6,410
286	Amgen, Inc.	40,692
99	Anthem, Inc.	12,938
221	Baxalta, Inc.	8,513
207	Baxter International, Inc.	8,178
80	Becton, Dickinson and Co.	11,796
84	Biogen, Inc.*	21,791
510	Boston Scientific Corp.*	8,660
632	Bristol-Myers Squibb Co.	39,140
28	C.R. Bard, Inc.	5,387
125	Cardinal Health, Inc.	10,213
298	Celgene Corp.*	30,047
115	Cerner Corp.*	5,872
98	Cigna Corp.	13,682
63	DaVita HealthCare Partners, Inc.*	4,156
91	DENTSPLY International, Inc.	5,547
82	Edwards Lifesciences Corp.*	7,134
370	Eli Lilly & Co.	26,640
79	Endo International PLC*	3,303
256	Express Scripts Holding Co.*	18,017
546	Gilead Sciences, Inc.	47,638
119	HCA Holdings, Inc.*	8,236
31	Henry Schein, Inc.*	5,129
56	Humana, Inc.	9,910
55	Illumina, Inc.*	8,263
14	Intuitive Surgical, Inc.*	7,883
1,048	Johnson & Johnson	110,260
38	Laboratory Corp. of America Holdings*	4,174
44	Mallinckrodt PLC*	2,861

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
87	McKesson Corp.	$13,539
533	Medtronic PLC	41,249
1,058	Merck & Co., Inc.	53,122
157	Mylan N.V.*	7,076
32	Patterson Cos., Inc.	1,390
42	PerkinElmer, Inc.	1,985
55	Perrigo Co. PLC	6,944
2,339	Pfizer, Inc.	69,398
54	Quest Diagnostics, Inc.	3,593
29	Regeneron Pharmaceuticals, Inc.*	11,137
107	St. Jude Medical, Inc.	5,745
120	Stryker Corp.	11,986
38	Tenet Healthcare Corp.*	943
151	Thermo Fisher Scientific, Inc.	19,508
361	UnitedHealth Group, Inc.	42,995
35	Universal Health Services, Inc., Class B	3,863
37	Varian Medical Systems, Inc.*	2,894
93	Vertex Pharmaceuticals, Inc.*	7,951
31	Waters Corp.*	3,729
68	Zimmer Biomet Holdings, Inc.	6,583
174	Zoetis, Inc.	7,145
		945,176
	Industrials — 10.8%

233	3M Co.	36,551
62	ADT Corp. (The)	2,503
36	Allegion PLC	2,268
239	American Airlines Group, Inc.	9,799
90	AMETEK, Inc.	4,177
239	Boeing Co. (The)	28,245
54	C.H. Robinson Worldwide, Inc.	3,771
221	Caterpillar, Inc.	14,962
33	Cintas Corp.	2,771
369	CSX Corp.	8,908
62	Cummins, Inc.	6,049
226	Danaher Corp.	20,175
118	Deere & Co.	9,461
298	Delta Air Lines, Inc.	14,375
59	Dover Corp.	3,586
14	Dun & Bradstreet Corp. (The)	1,341
175	Eaton Corp. PLC	9,924
248	Emerson Electric Co.	12,110
45	Equifax, Inc.	4,720
71	Expeditors International of Washington, Inc.	3,250
110	Fastenal Co.	4,982
99	FedEx Corp.	13,551
50	Flowserve Corp.	2,101
54	Fluor Corp.	2,486
113	General Dynamics Corp.	15,399
3,576	General Electric Co.	104,205
292	Honeywell International, Inc.	29,594
124	Illinois Tool Works, Inc.	11,687
99	Ingersoll-Rand PLC	5,501
34	J.B. Hunt Transport Services, Inc.	2,594
46	Jacobs Engineering Group, Inc.*	1,778
41	Kansas City Southern	3,350
30	L-3 Communications Holdings, Inc.	3,519
100	Lockheed Martin Corp.	21,579
127	Masco Corp.	3,581
138	Nielsen Holdings PLC	6,947
113	Norfolk Southern Corp.	8,268
69	Northrop Grumman Corp.	13,263
134	PACCAR, Inc.	6,901
52	Parker-Hannifin Corp.	5,262
68	Pentair PLC	3,244
75	Pitney Bowes, Inc.	1,359
61	Quanta Services, Inc.*	1,238
114	Raytheon Co.	14,119
91	Republic Services, Inc.	4,159
50	Robert Half International, Inc.	1,969
50	Rockwell Automation, Inc.	5,204
50	Rockwell Collins, Inc.	4,378
38	Roper Technologies, Inc.	6,381
20	Ryder System, Inc.	1,134
22	Snap-on, Inc.	3,183
246	Southwest Airlines Co.	10,320
57	Stanley Black & Decker, Inc.	5,359
32	Stericycle, Inc.*	3,646
104	Textron, Inc.	3,552
160	Tyco International PLC	5,629
324	Union Pacific Corp.	25,551
141	United Continental Holdings, Inc.*	8,074
264	United Parcel Service, Inc., Class B	25,489
35	United Rentals, Inc.*	1,805
295	United Technologies Corp.	28,503
59	Verisk Analytics, Inc.*	4,298
22	W.W. Grainger, Inc.	4,772
157	Waste Management, Inc.	8,768
68	Xylem, Inc.	2,544
		650,172
	Information Technology — 21.7%

237	Accenture PLC, Class A	23,762
191	Activision Blizzard, Inc.	6,049
189	Adobe Systems, Inc.*	16,093
67	Akamai Technologies, Inc.*	3,616
23	Alliance Data Systems Corp.*	4,833
110	Alphabet, Inc., Class A*	78,895
113	Alphabet, Inc., Class C*	78,848
117	Amphenol Corp., Class A	6,209
118	Analog Devices, Inc.	6,253
2,112	Apple, Inc.	204,208
435	Applied Materials, Inc.	8,208
86	Autodesk, Inc.*	4,450
175	Automatic Data Processing, Inc.	14,821
147	Broadcom Ltd.	19,694
112	CA, Inc.	3,281
1,923	Cisco Systems, Inc.	50,344
58	Citrix Systems, Inc.*	4,098
230	Cognizant Technology Solutions Corp., Class A*	13,105
422	Corning, Inc.	7,723
52	CSRA, Inc.	1,349
419	eBay, Inc.*	9,972
118	Electronic Arts, Inc.*	7,580
735	EMC Corp.	19,205
27	F5 Networks, Inc.*	2,596
860	Facebook, Inc., Class A*	91,951
105	Fidelity National Information Services, Inc.	6,116
29	First Solar, Inc.*	2,084
87	Fiserv, Inc.*	8,320
52	FLIR Systems, Inc.	1,610
47	Harris Corp.	3,667
681	Hewlett Packard Enterprise Co.	9,037
684	HP, Inc.	7,312
1,788	Intel Corp.	52,907
338	International Business Machines Corp.	44,288
100	Intuit, Inc.	9,664
134	Juniper Networks, Inc.	3,310
59	KLA-Tencor Corp.	3,997
60	Lam Research Corp.	4,398
91	Linear Technology Corp.	3,969

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
375	MasterCard, Inc., Class A	$32,595
77	Microchip Technology, Inc.	3,426
411	Micron Technology, Inc.*	4,369
3,026	Microsoft Corp.	153,963
61	Motorola Solutions, Inc.	4,483
111	NetApp, Inc.	2,757
194	NVIDIA Corp.	6,084
1,213	Oracle Corp.	44,614
122	Paychex, Inc.	6,270
421	PayPal Holdings, Inc.*	16,057
54	Qorvo, Inc.*	2,434
569	QUALCOMM, Inc.	28,900
69	Red Hat, Inc.*	4,509
236	salesforce.com, Inc.*	15,989
76	SanDisk Corp.	5,492
113	Seagate Technology PLC	3,544
72	Skyworks Solutions, Inc.	4,784
256	Symantec Corp.	4,943
146	TE Connectivity Ltd.	8,310
50	Teradata Corp.*	1,248
384	Texas Instruments, Inc.	20,360
64	Total System Services, Inc.	2,789
37	VeriSign, Inc.*	3,126
737	Visa, Inc., Class A	53,351
88	Western Digital Corp.	3,831
191	Western Union Co. (The)	3,488
361	Xerox Corp.	3,469
97	Xilinx, Inc.	4,580
329	Yahoo!, Inc.*	10,459
		1,308,046
	Materials — 3.0%

73	Air Products & Chemicals, Inc.	9,670
25	Airgas, Inc.	3,538
496	Alcoa, Inc.	4,429
35	Avery Dennison Corp.	2,279
52	Ball Corp.	3,444
88	CF Industries Holdings, Inc.	3,208
426	Dow Chemical Co. (The)	20,708
332	E.I. du Pont de Nemours & Co.	20,209
56	Eastman Chemical Co.	3,592
101	Ecolab, Inc.	10,358
51	FMC Corp.	1,920
474	Freeport-McMoRan, Inc.	3,617
30	International Flavors & Fragrances, Inc.	3,099
157	International Paper Co.	5,605
136	LyondellBasell Industries N.V., Class A	10,909
25	Martin Marietta Materials, Inc.	3,565
167	Monsanto Co.	15,028
127	Mosaic Co. (The)	3,385
200	Newmont Mining Corp.	5,166
121	Nucor Corp.	4,760
61	Owens-Illinois, Inc.*	912
102	PPG Industries, Inc.	9,846
108	Praxair, Inc.	10,993
75	Sealed Air Corp.	3,430
30	Sherwin-Williams Co. (The)	8,115
51	Vulcan Materials Co.	5,025
97	WestRock Co.	3,276
		180,086
	Telecommunication Services — 2.9%

2,331	AT&T, Inc.	86,130
208	CenturyLink, Inc.	6,363
443	Frontier Communications Corp.	2,396
109	Level 3 Communications, Inc.*	5,292
1,542	Verizon Communications, Inc.	78,226
		178,407
	Utilities — 3.6%

255	AES Corp.	2,499
46	AGL Resources, Inc.	2,974
92	Ameren Corp.	4,319
186	American Electric Power Co., Inc.	11,485
163	CenterPoint Energy, Inc.	3,037
105	CMS Energy Corp.	4,154
111	Consolidated Edison, Inc.	7,771
226	Dominion Resources, Inc.	15,802
68	DTE Energy Co.	5,720
261	Duke Energy Corp.	19,387
123	Edison International	8,384
68	Entergy Corp.	4,910
120	Eversource Energy	6,516
348	Exelon Corp.	10,959
160	FirstEnergy Corp.	5,355
174	NextEra Energy, Inc.	19,631
121	NiSource, Inc.	2,599
119	NRG Energy, Inc.	1,283
96	Pepco Holdings, Inc.	2,513
186	PG&E Corp.	10,552
42	Pinnacle West Capital Corp.	2,891
255	PPL Corp.	8,922
192	Public Service Enterprise Group, Inc.	8,191
54	SCANA Corp.	3,511
89	Sempra Energy	8,589
344	Southern Co. (The)	16,574
89	TECO Energy, Inc.	2,445
120	WEC Energy Group, Inc.	6,762
192	Xcel Energy, Inc.	7,592
		215,327
	Total Common Stocks (Cost $6,004,689)	5,992,535

Principal Amount
	Repurchase Agreements (a) — 0.3%
$15,143	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $15,143	15,143
	Total Repurchase Agreements (Cost $15,143)	15,143

	Total Investment Securities (Cost $6,019,832) — 99.8%	6,007,678
	Other assets less liabilities — 0.2%	10,483
	Net Assets — 100.0%	$6,018,161

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

REIT      Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$234,212
Aggregate gross unrealized depreciation	(246,685)
Net unrealized depreciation	$(12,473)
Federal income tax cost of investments	$6,020,151

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.7%
	Consumer Discretionary — 15.3%

21	Advance Auto Parts, Inc.	$3,117
108	Amazon.com, Inc.*	59,672
22	AutoNation, Inc.*	1,132
9	AutoZone, Inc.*	6,971
47	Bed Bath & Beyond, Inc.*	2,254
84	Best Buy Co., Inc.	2,721
63	BorgWarner, Inc.	2,059
63	Cablevision Systems Corp., Class A	2,049
57	CarMax, Inc.*	2,637
130	Carnival Corp.	6,235
122	CBS Corp. (Non-Voting), Class B	5,902
9	Chipotle Mexican Grill, Inc.*	4,582
78	Coach, Inc.	3,037
688	Comcast Corp., Class A	39,718
92	D.R. Horton, Inc.	2,458
33	Darden Restaurants, Inc.	2,108
79	Delphi Automotive PLC	5,268
42	Discovery Communications, Inc., Class A*	1,050
73	Discovery Communications, Inc., Class C*	1,799
82	Dollar General Corp.	6,088
66	Dollar Tree, Inc.*	5,297
33	Expedia, Inc.	3,436
1,099	Ford Motor Co.	13,748
30	GameStop Corp., Class A	924
65	Gap, Inc. (The)	1,797
33	Garmin Ltd.	1,337
399	General Motors Co.	11,747
42	Genuine Parts Co.	3,786
76	Goodyear Tire & Rubber Co. (The)	2,289
66	H&R Block, Inc.	2,170
110	Hanesbrands, Inc.	3,134
54	Harley-Davidson, Inc.	2,331
20	Harman International Industries, Inc.	1,534
32	Hasbro, Inc.	2,428
357	Home Depot, Inc. (The)	44,311
115	Interpublic Group of Cos., Inc. (The)	2,460
183	Johnson Controls, Inc.	6,672
54	Kohl’s Corp.	2,520
72	L Brands, Inc.	6,105
38	Leggett & Platt, Inc.	1,697
50	Lennar Corp., Class A	2,097
258	Lowe’s Cos., Inc.	17,423
89	Macy’s, Inc.	3,846
54	Marriott International, Inc., Class A	3,680
96	Mattel, Inc.	3,122
259	McDonald’s Corp.	30,352
52	Michael Kors Holdings Ltd.*	2,946
18	Mohawk Industries, Inc.*	3,235
120	Netflix, Inc.*	11,209
75	Newell Rubbermaid, Inc.	2,851
108	News Corp., Class A	1,169
30	News Corp., Class B	342
380	NIKE, Inc., Class B	23,404
38	Nordstrom, Inc.	1,950
68	Omnicom Group, Inc.	5,291
28	O’Reilly Automotive, Inc.*	7,289
14	Priceline Group, Inc. (The)*	17,713
90	PulteGroup, Inc.	1,547
23	PVH Corp.	1,820
17	Ralph Lauren Corp.	1,543
114	Ross Stores, Inc.	6,268
48	Royal Caribbean Cruises Ltd.	3,570
27	Scripps Networks Interactive, Inc., Class A	1,600
22	Signet Jewelers Ltd.	2,385
181	Staples, Inc.	1,710
418	Starbucks Corp.	24,332
48	Starwood Hotels & Resorts Worldwide, Inc.	3,317
174	Target Corp.	13,650
62	TEGNA, Inc.	1,528
31	Tiffany & Co.	2,014
80	Time Warner Cable, Inc.	15,269
225	Time Warner, Inc.	14,895
189	TJX Cos., Inc. (The)	14,005
38	Tractor Supply Co.	3,214
32	TripAdvisor, Inc.*	2,003
330	Twenty-First Century Fox, Inc., Class A	8,917
122	Twenty-First Century Fox, Inc., Class B	3,314
51	Under Armour, Inc., Class A*	4,268
24	Urban Outfitters, Inc.*	636
96	VF Corp.	6,251
98	Viacom, Inc., Class B	3,611
429	Walt Disney Co. (The)	40,978
22	Whirlpool Corp.	3,417
33	Wyndham Worldwide Corp.	2,404
23	Wynn Resorts Ltd.	1,897
115	Yum! Brands, Inc.	8,334
		617,196
	Consumer Staples — 12.6%

553	Altria Group, Inc.	34,048
168	Archer-Daniels-Midland Co.	5,873
29	Brown-Forman Corp., Class B	2,856
51	Campbell Soup Co.	3,149
37	Church & Dwight Co., Inc.	3,358
36	Clorox Co. (The)	4,551
1,103	Coca-Cola Co. (The)	47,572
59	Coca-Cola Enterprises, Inc.	2,862
253	Colgate-Palmolive Co.	16,607
122	ConAgra Foods, Inc.	5,131
49	Constellation Brands, Inc., Class A	6,930
123	Costco Wholesale Corp.	18,454
312	CVS Health Corp.	30,317
53	Dr. Pepper Snapple Group, Inc.	4,851
63	Estee Lauder Cos., Inc. (The), Class A	5,754
168	General Mills, Inc.	9,887
40	Hershey Co. (The)	3,636
76	Hormel Foods Corp.	3,231
34	J.M. Smucker Co. (The)	4,337
72	Kellogg Co.	5,330
33	Keurig Green Mountain, Inc.	3,034
102	Kimberly-Clark Corp.	13,291
168	Kraft Heinz Co. (The)	12,939
274	Kroger Co. (The)	10,936
33	McCormick & Co., Inc. (Non-Voting)	3,078
53	Mead Johnson Nutrition Co.	3,909
51	Molson Coors Brewing Co., Class B	4,349
448	Mondelez International, Inc., Class A	18,158
42	Monster Beverage Corp.*	5,271
411	PepsiCo, Inc.	40,204
437	Philip Morris International, Inc.	39,780
767	Procter & Gamble Co. (The)	61,582
234	Reynolds American, Inc.	11,801
148	Sysco Corp.	6,531
83	Tyson Foods, Inc., Class A	5,374
246	Walgreens Boots Alliance, Inc.	19,419
442	Wal-Mart Stores, Inc.	29,322

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
96	Whole Foods Market, Inc.	$3,006
		510,718
	Energy — 7.8%

143	Anadarko Petroleum Corp.	5,427
107	Apache Corp.	4,096
123	Baker Hughes, Inc.	5,273
129	Cabot Oil & Gas Corp.	2,597
20	California Resources Corp.	11
54	Cameron International Corp.*	3,540
146	Chesapeake Energy Corp.	381
530	Chevron Corp.	44,223
27	Cimarex Energy Co.	2,269
110	Columbia Pipeline Group, Inc.	1,997
36	Concho Resources, Inc.*	3,249
348	ConocoPhillips	11,773
65	CONSOL Energy, Inc.	561
144	Devon Energy Corp.	2,834
18	Diamond Offshore Drilling, Inc.	360
66	Ensco PLC, Class A	572
155	EOG Resources, Inc.	10,035
43	EQT Corp.	2,397
1,173	Exxon Mobil Corp.	94,016
64	FMC Technologies, Inc.*	1,570
241	Halliburton Co.	7,780
30	Helmerich & Payne, Inc.	1,589
74	Hess Corp.	3,226
516	Kinder Morgan, Inc.	9,334
191	Marathon Oil Corp.	1,568
150	Marathon Petroleum Corp.	5,138
46	Murphy Oil Corp.	790
106	National Oilwell Varco, Inc.	3,103
54	Newfield Exploration Co.*	1,470
120	Noble Energy, Inc.	3,540
215	Occidental Petroleum Corp.	14,796
59	ONEOK, Inc.	1,416
134	Phillips 66	10,638
45	Pioneer Natural Resources Co.	5,424
48	Range Resources Corp.	1,139
355	Schlumberger Ltd.	25,461
108	Southwestern Energy Co.*	624
189	Spectra Energy Corp.	5,519
34	Tesoro Corp.	2,743
96	Transocean Ltd.	830
136	Valero Energy Corp.	8,171
192	Williams Cos., Inc. (The)	3,070
		314,550
	Health Care — 17.4%

420	Abbott Laboratories	16,271
461	AbbVie, Inc.	25,175
98	Aetna, Inc.	10,646
93	Agilent Technologies, Inc.	3,474
64	Alexion Pharmaceuticals, Inc.*	9,011
111	Allergan PLC*	32,202
55	AmerisourceBergen Corp.	4,764
213	Amgen, Inc.	30,306
74	Anthem, Inc.	9,671
164	Baxalta, Inc.	6,317
154	Baxter International, Inc.	6,085
59	Becton, Dickinson and Co.	8,700
63	Biogen, Inc.*	16,344
379	Boston Scientific Corp.*	6,435
470	Bristol-Myers Squibb Co.	29,107
21	C.R. Bard, Inc.	4,040
93	Cardinal Health, Inc.	7,598
221	Celgene Corp.*	22,283
86	Cerner Corp.*	4,391
73	Cigna Corp.	10,191
47	DaVita HealthCare Partners, Inc.*	3,101
68	DENTSPLY International, Inc.	4,145
61	Edwards Lifesciences Corp.*	5,307
275	Eli Lilly & Co.	19,800
59	Endo International PLC*	2,467
191	Express Scripts Holding Co.*	13,443
406	Gilead Sciences, Inc.	35,424
88	HCA Holdings, Inc.*	6,090
23	Henry Schein, Inc.*	3,805
42	Humana, Inc.	7,433
41	Illumina, Inc.*	6,160
11	Intuitive Surgical, Inc.*	6,194
780	Johnson & Johnson	82,064
29	Laboratory Corp. of America Holdings*	3,185
33	Mallinckrodt PLC*	2,146
65	McKesson Corp.	10,115
396	Medtronic PLC	30,646
787	Merck & Co., Inc.	39,515
116	Mylan N.V.*	5,228
24	Patterson Cos., Inc.	1,043
32	PerkinElmer, Inc.	1,512
41	Perrigo Co. PLC	5,176
1,740	Pfizer, Inc.	51,626
40	Quest Diagnostics, Inc.	2,661
22	Regeneron Pharmaceuticals, Inc.*	8,448
80	St. Jude Medical, Inc.	4,295
89	Stryker Corp.	8,889
28	Tenet Healthcare Corp.*	695
112	Thermo Fisher Scientific, Inc.	14,469
269	UnitedHealth Group, Inc.	32,038
26	Universal Health Services, Inc., Class B	2,870
27	Varian Medical Systems, Inc.*	2,112
69	Vertex Pharmaceuticals, Inc.*	5,899
23	Waters Corp.*	2,767
50	Zimmer Biomet Holdings, Inc.	4,841
129	Zoetis, Inc.	5,297
		703,917
	Industrials — 11.9%

174	3M Co.	27,295
46	ADT Corp. (The)	1,857
27	Allegion PLC	1,701
178	American Airlines Group, Inc.	7,298
67	AMETEK, Inc.	3,110
178	Boeing Co. (The)	21,036
40	C.H. Robinson Worldwide, Inc.	2,793
164	Caterpillar, Inc.	11,103
25	Cintas Corp.	2,100
275	CSX Corp.	6,638
46	Cummins, Inc.	4,488
168	Danaher Corp.	14,997
88	Deere & Co.	7,056
222	Delta Air Lines, Inc.	10,709
44	Dover Corp.	2,674
10	Dun & Bradstreet Corp. (The)	958
130	Eaton Corp. PLC	7,372
184	Emerson Electric Co.	8,985
33	Equifax, Inc.	3,461
53	Expeditors International of Washington, Inc.	2,427
82	Fastenal Co.	3,714
74	FedEx Corp.	10,129
37	Flowserve Corp.	1,555
40	Fluor Corp.	1,841
84	General Dynamics Corp.	11,447

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
2,660	General Electric Co.	$77,513
217	Honeywell International, Inc.	21,993
92	Illinois Tool Works, Inc.	8,671
74	Ingersoll-Rand PLC	4,111
26	J.B. Hunt Transport Services, Inc.	1,984
35	Jacobs Engineering Group, Inc.*	1,353
31	Kansas City Southern	2,533
22	L-3 Communications Holdings, Inc.	2,581
74	Lockheed Martin Corp.	15,968
95	Masco Corp.	2,679
103	Nielsen Holdings PLC	5,185
84	Norfolk Southern Corp.	6,146
51	Northrop Grumman Corp.	9,803
100	PACCAR, Inc.	5,150
38	Parker-Hannifin Corp.	3,846
51	Pentair PLC	2,433
56	Pitney Bowes, Inc.	1,015
45	Quanta Services, Inc.*	913
85	Raytheon Co.	10,527
68	Republic Services, Inc.	3,108
37	Robert Half International, Inc.	1,457
37	Rockwell Automation, Inc.	3,851
37	Rockwell Collins, Inc.	3,240
28	Roper Technologies, Inc.	4,702
15	Ryder System, Inc.	851
16	Snap-on, Inc.	2,315
183	Southwest Airlines Co.	7,677
42	Stanley Black & Decker, Inc.	3,948
24	Stericycle, Inc.*	2,734
77	Textron, Inc.	2,630
119	Tyco International PLC	4,186
241	Union Pacific Corp.	19,005
105	United Continental Holdings, Inc.*	6,012
196	United Parcel Service, Inc., Class B	18,924
26	United Rentals, Inc.*	1,341
219	United Technologies Corp.	21,160
44	Verisk Analytics, Inc.*	3,205
16	W.W. Grainger, Inc.	3,470
117	Waste Management, Inc.	6,534
51	Xylem, Inc.	1,908
		483,406
	Information Technology — 24.1%

176	Accenture PLC, Class A	17,646
142	Activision Blizzard, Inc.	4,497
141	Adobe Systems, Inc.*	12,006
50	Akamai Technologies, Inc.*	2,698
17	Alliance Data Systems Corp.*	3,572
82	Alphabet, Inc., Class A*	58,812
84	Alphabet, Inc., Class C*	58,613
87	Amphenol Corp., Class A	4,617
88	Analog Devices, Inc.	4,663
1,571	Apple, Inc.	151,900
324	Applied Materials, Inc.	6,114
64	Autodesk, Inc.*	3,312
130	Automatic Data Processing, Inc.	11,010
110	Broadcom Ltd.	14,737
83	CA, Inc.	2,431
1,431	Cisco Systems, Inc.	37,464
43	Citrix Systems, Inc.*	3,038
171	Cognizant Technology Solutions Corp., Class A*	9,744
314	Corning, Inc.	5,746
39	CSRA, Inc.	1,012
311	eBay, Inc.*	7,402
88	Electronic Arts, Inc.*	5,653
546	EMC Corp.	14,267
20	F5 Networks, Inc.*	1,923
640	Facebook, Inc., Class A*	68,429
78	Fidelity National Information Services, Inc.	4,543
21	First Solar, Inc.*	1,509
64	Fiserv, Inc.*	6,120
39	FLIR Systems, Inc.	1,208
35	Harris Corp.	2,731
507	Hewlett Packard Enterprise Co.	6,728
509	HP, Inc.	5,441
1,330	Intel Corp.	39,355
252	International Business Machines Corp.	33,020
74	Intuit, Inc.	7,151
100	Juniper Networks, Inc.	2,470
44	KLA-Tencor Corp.	2,981
45	Lam Research Corp.	3,298
67	Linear Technology Corp.	2,922
279	MasterCard, Inc., Class A	24,251
57	Microchip Technology, Inc.	2,536
306	Micron Technology, Inc.*	3,253
2,251	Microsoft Corp.	114,531
45	Motorola Solutions, Inc.	3,307
82	NetApp, Inc.	2,037
144	NVIDIA Corp.	4,516
902	Oracle Corp.	33,176
90	Paychex, Inc.	4,625
313	PayPal Holdings, Inc.*	11,938
40	Qorvo, Inc.*	1,803
424	QUALCOMM, Inc.	21,535
52	Red Hat, Inc.*	3,398
176	salesforce.com, Inc.*	11,924
57	SanDisk Corp.	4,119
84	Seagate Technology PLC	2,634
54	Skyworks Solutions, Inc.	3,588
190	Symantec Corp.	3,669
109	TE Connectivity Ltd.	6,204
37	Teradata Corp.*	923
286	Texas Instruments, Inc.	15,164
48	Total System Services, Inc.	2,092
28	VeriSign, Inc.*	2,366
549	Visa, Inc., Class A	39,742
65	Western Digital Corp.	2,830
142	Western Union Co. (The)	2,593
268	Xerox Corp.	2,575
72	Xilinx, Inc.	3,400
245	Yahoo!, Inc.*	7,788
		973,300
	Materials — 3.3%

55	Air Products & Chemicals, Inc.	7,286
18	Airgas, Inc.	2,548
369	Alcoa, Inc.	3,295
26	Avery Dennison Corp.	1,693
38	Ball Corp.	2,517
66	CF Industries Holdings, Inc.	2,406
317	Dow Chemical Co. (The)	15,410
247	E.I. du Pont de Nemours & Co.	15,035
42	Eastman Chemical Co.	2,694
75	Ecolab, Inc.	7,691
38	FMC Corp.	1,430
352	Freeport-McMoRan, Inc.	2,686
23	International Flavors & Fragrances, Inc.	2,376
117	International Paper Co.	4,177
101	LyondellBasell Industries N.V., Class A	8,101
19	Martin Marietta Materials, Inc.	2,710
124	Monsanto Co.	11,159
95	Mosaic Co. (The)	2,532

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
149	Newmont Mining Corp.	$3,849
90	Nucor Corp.	3,540
45	Owens-Illinois, Inc.*	673
76	PPG Industries, Inc.	7,336
80	Praxair, Inc.	8,143
56	Sealed Air Corp.	2,561
22	Sherwin-Williams Co. (The)	5,951
38	Vulcan Materials Co.	3,744
72	WestRock Co.	2,431
		133,974
	Telecommunication Services — 3.3%

1,734	AT&T, Inc.	64,071
155	CenturyLink, Inc.	4,742
329	Frontier Communications Corp.	1,780
81	Level 3 Communications, Inc.*	3,933
1,147	Verizon Communications, Inc.	58,187
		132,713
	Utilities — 4.0%

190	AES Corp.	1,862
34	AGL Resources, Inc.	2,198
68	Ameren Corp.	3,193
138	American Electric Power Co., Inc.	8,521
121	CenterPoint Energy, Inc.	2,254
78	CMS Energy Corp.	3,086
83	Consolidated Edison, Inc.	5,811
168	Dominion Resources, Inc.	11,746
51	DTE Energy Co.	4,290
194	Duke Energy Corp.	14,410
92	Edison International	6,271
50	Entergy Corp.	3,610
89	Eversource Energy	4,833
259	Exelon Corp.	8,156
119	FirstEnergy Corp.	3,983
130	NextEra Energy, Inc.	14,667
90	NiSource, Inc.	1,933
89	NRG Energy, Inc.	959
71	Pepco Holdings, Inc.	1,859
138	PG&E Corp.	7,829
31	Pinnacle West Capital Corp.	2,134
189	PPL Corp.	6,613
143	Public Service Enterprise Group, Inc.	6,100
40	SCANA Corp.	2,601
66	Sempra Energy	6,370
256	Southern Co. (The)	12,334
66	TECO Energy, Inc.	1,813
89	WEC Energy Group, Inc.	5,015
143	Xcel Energy, Inc.	5,654
		160,105
	Total Common Stocks (Cost $4,001,827)	4,029,879

Principal Amount
	Repurchase Agreements (a) — 0.1%
$4,485	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $4,485	4,485
	Total Repurchase Agreements (Cost $4,485)	4,485

	Total Investment Securities (Cost $4,006,312) — 99.8%	4,034,364
	Other assets less liabilities — 0.2%	8,318
	Net Assets — 100.0%	$4,042,682

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$219,199
Aggregate gross unrealized depreciation	(191,540)
Net unrealized appreciation	$27,659
Federal income tax cost of investments	$4,006,705

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.6%
	Consumer Discretionary — 15.1%

20	Advance Auto Parts, Inc.	$2,969
107	Amazon.com, Inc.*	59,120
21	AutoNation, Inc.*	1,081
8	AutoZone, Inc.*	6,197
46	Bed Bath & Beyond, Inc.*	2,206
83	Best Buy Co., Inc.	2,688
62	BorgWarner, Inc.	2,026
62	Cablevision Systems Corp., Class A	2,017
56	CarMax, Inc.*	2,591
128	Carnival Corp.	6,139
120	CBS Corp. (Non-Voting), Class B	5,806
9	Chipotle Mexican Grill, Inc.*	4,582
77	Coach, Inc.	2,998
678	Comcast Corp., Class A	39,141
91	D.R. Horton, Inc.	2,431
32	Darden Restaurants, Inc.	2,044
78	Delphi Automotive PLC	5,201
41	Discovery Communications, Inc., Class A*	1,025
72	Discovery Communications, Inc., Class C*	1,775
81	Dollar General Corp.	6,014
65	Dollar Tree, Inc.*	5,216
33	Expedia, Inc.	3,436
1,081	Ford Motor Co.	13,523
29	GameStop Corp., Class A	894
64	Gap, Inc. (The)	1,770
33	Garmin Ltd.	1,337
393	General Motors Co.	11,570
42	Genuine Parts Co.	3,786
75	Goodyear Tire & Rubber Co. (The)	2,259
65	H&R Block, Inc.	2,137
109	Hanesbrands, Inc.	3,105
53	Harley-Davidson, Inc.	2,288
20	Harman International Industries, Inc.	1,534
31	Hasbro, Inc.	2,352
352	Home Depot, Inc. (The)	43,690
113	Interpublic Group of Cos., Inc. (The)	2,417
180	Johnson Controls, Inc.	6,563
53	Kohl’s Corp.	2,473
71	L Brands, Inc.	6,020
38	Leggett & Platt, Inc.	1,697
50	Lennar Corp., Class A	2,097
254	Lowe’s Cos., Inc.	17,153
87	Macy’s, Inc.	3,759
54	Marriott International, Inc., Class A	3,680
94	Mattel, Inc.	3,057
255	McDonald’s Corp.	29,883
51	Michael Kors Holdings Ltd.*	2,889
18	Mohawk Industries, Inc.*	3,235
119	Netflix, Inc.*	11,116
74	Newell Rubbermaid, Inc.	2,813
106	News Corp., Class A	1,147
30	News Corp., Class B	342
374	NIKE, Inc., Class B	23,035
38	Nordstrom, Inc.	1,950
67	Omnicom Group, Inc.	5,213
27	O’Reilly Automotive, Inc.*	7,029
14	Priceline Group, Inc. (The)*	17,713
88	PulteGroup, Inc.	1,513
23	PVH Corp.	1,820
16	Ralph Lauren Corp.	1,452
112	Ross Stores, Inc.	6,158
48	Royal Caribbean Cruises Ltd.	3,570
26	Scripps Networks Interactive, Inc., Class A	1,540
22	Signet Jewelers Ltd.	2,385
179	Staples, Inc.	1,692
412	Starbucks Corp.	23,983
47	Starwood Hotels & Resorts Worldwide, Inc.	3,248
171	Target Corp.	13,415
62	TEGNA, Inc.	1,528
31	Tiffany & Co.	2,014
79	Time Warner Cable, Inc.	15,078
222	Time Warner, Inc.	14,696
186	TJX Cos., Inc. (The)	13,783
37	Tractor Supply Co.	3,129
31	TripAdvisor, Inc.*	1,941
325	Twenty-First Century Fox, Inc., Class A	8,781
120	Twenty-First Century Fox, Inc., Class B	3,259
50	Under Armour, Inc., Class A*	4,184
24	Urban Outfitters, Inc.*	636
95	VF Corp.	6,185
96	Viacom, Inc., Class B	3,538
422	Walt Disney Co. (The)	40,309
22	Whirlpool Corp.	3,417
32	Wyndham Worldwide Corp.	2,331
23	Wynn Resorts Ltd.	1,897
113	Yum! Brands, Inc.	8,189
		607,900
	Consumer Staples — 12.5%

544	Altria Group, Inc.	33,494
166	Archer-Daniels-Midland Co.	5,803
28	Brown-Forman Corp., Class B	2,757
50	Campbell Soup Co.	3,088
36	Church & Dwight Co., Inc.	3,267
36	Clorox Co. (The)	4,551
1,086	Coca-Cola Co. (The)	46,839
58	Coca-Cola Enterprises, Inc.	2,814
249	Colgate-Palmolive Co.	16,344
120	ConAgra Foods, Inc.	5,047
48	Constellation Brands, Inc., Class A	6,789
121	Costco Wholesale Corp.	18,154
307	CVS Health Corp.	29,831
52	Dr. Pepper Snapple Group, Inc.	4,760
62	Estee Lauder Cos., Inc. (The), Class A	5,662
166	General Mills, Inc.	9,769
40	Hershey Co. (The)	3,636
74	Hormel Foods Corp.	3,146
33	J.M. Smucker Co. (The)	4,210
71	Kellogg Co.	5,255
32	Keurig Green Mountain, Inc.	2,942
101	Kimberly-Clark Corp.	13,160
165	Kraft Heinz Co. (The)	12,708
270	Kroger Co. (The)	10,776
32	McCormick & Co., Inc. (Non-Voting)	2,984
52	Mead Johnson Nutrition Co.	3,836
50	Molson Coors Brewing Co., Class B	4,264
441	Mondelez International, Inc., Class A	17,874
42	Monster Beverage Corp.*	5,271
404	PepsiCo, Inc.	39,519
430	Philip Morris International, Inc.	39,143
755	Procter & Gamble Co. (The)	60,619
230	Reynolds American, Inc.	11,599
146	Sysco Corp.	6,443
82	Tyson Foods, Inc., Class A	5,310
242	Walgreens Boots Alliance, Inc.	19,103
435	Wal-Mart Stores, Inc.	28,858

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
95	Whole Foods Market, Inc.	$2,974
		502,599
	Energy — 7.7%

141	Anadarko Petroleum Corp.	5,351
105	Apache Corp.	4,019
121	Baker Hughes, Inc.	5,187
127	Cabot Oil & Gas Corp.	2,557
20	California Resources Corp.	11
53	Cameron International Corp.*	3,475
144	Chesapeake Energy Corp.	376
522	Chevron Corp.	43,556
26	Cimarex Energy Co.	2,185
108	Columbia Pipeline Group, Inc.	1,960
36	Concho Resources, Inc.*	3,249
343	ConocoPhillips	11,604
64	CONSOL Energy, Inc.	552
142	Devon Energy Corp.	2,795
18	Diamond Offshore Drilling, Inc.	360
65	Ensco PLC, Class A	564
153	EOG Resources, Inc.	9,905
42	EQT Corp.	2,341
1,155	Exxon Mobil Corp.	92,573
63	FMC Technologies, Inc.*	1,545
237	Halliburton Co.	7,650
30	Helmerich & Payne, Inc.	1,589
73	Hess Corp.	3,183
508	Kinder Morgan, Inc.	9,190
188	Marathon Oil Corp.	1,544
148	Marathon Petroleum Corp.	5,069
45	Murphy Oil Corp.	773
104	National Oilwell Varco, Inc.	3,044
53	Newfield Exploration Co.*	1,443
118	Noble Energy, Inc.	3,481
212	Occidental Petroleum Corp.	14,590
58	ONEOK, Inc.	1,392
132	Phillips 66	10,479
45	Pioneer Natural Resources Co.	5,424
47	Range Resources Corp.	1,115
350	Schlumberger Ltd.	25,102
107	Southwestern Energy Co.*	618
186	Spectra Energy Corp.	5,431
33	Tesoro Corp.	2,662
95	Transocean Ltd.	822
134	Valero Energy Corp.	8,051
189	Williams Cos., Inc. (The)	3,022
		309,839
	Financials — 18.2%

15	Affiliated Managers Group, Inc.*	2,080
118	Aflac, Inc.	7,023
107	Allstate Corp. (The)	6,790
232	American Express Co.	12,895
343	American International Group, Inc.	17,219
118	American Tower Corp. (REIT)	10,880
48	Ameriprise Financial, Inc.	4,030
76	Aon PLC	7,242
43	Apartment Investment & Management Co., Class A (REIT)	1,574
18	Assurant, Inc.	1,280
38	AvalonBay Communities, Inc. (REIT)	6,522
2,889	Bank of America Corp.	36,170
303	Bank of New York Mellon Corp. (The)	10,723
216	BB&T Corp.	6,947
520	Berkshire Hathaway, Inc., Class B*	69,768
35	BlackRock, Inc.	10,919
43	Boston Properties, Inc. (REIT)	4,908
148	Capital One Financial Corp.	9,728
81	CBRE Group, Inc., Class A*	2,058
332	Charles Schwab Corp. (The)	8,317
128	Chubb Ltd.	14,788
41	Cincinnati Financial Corp.	2,589
827	Citigroup, Inc.	32,129
146	Citizens Financial Group, Inc.	2,808
94	CME Group, Inc.	8,595
49	Comerica, Inc.	1,655
93	Crown Castle International Corp. (REIT)	8,045
119	Discover Financial Services	5,524
81	E*TRADE Financial Corp.*	1,900
19	Equinix, Inc. (REIT)	5,770
101	Equity Residential (REIT)	7,524
18	Essex Property Trust, Inc. (REIT)	3,767
34	Extra Space Storage, Inc. (REIT)	2,793
19	Federal Realty Investment Trust (REIT)	2,813
220	Fifth Third Bancorp	3,357
105	Franklin Resources, Inc.	3,764
162	General Growth Properties, Inc. (REIT)	4,458
110	Goldman Sachs Group, Inc. (The)	16,448
114	Hartford Financial Services Group, Inc. (The)	4,802
129	HCP, Inc. (REIT)	3,816
209	Host Hotels & Resorts, Inc. (REIT)	3,200
221	Huntington Bancshares, Inc./OH	1,934
33	Intercontinental Exchange, Inc.	7,869
118	Invesco Ltd.	3,155
53	Iron Mountain, Inc. (REIT)	1,557
1,021	JPMorgan Chase & Co.	57,482
232	KeyCorp	2,448
115	Kimco Realty Corp. (REIT)	3,076
30	Legg Mason, Inc.	857
92	Leucadia National Corp.	1,329
69	Lincoln National Corp.	2,521
78	Loews Corp.	2,835
44	M&T Bank Corp.	4,512
37	Macerich Co. (The) (REIT)	2,926
145	Marsh & McLennan Cos., Inc.	8,272
75	McGraw Hill Financial, Inc.	6,731
308	MetLife, Inc.	12,185
48	Moody’s Corp.	4,262
419	Morgan Stanley	10,349
32	Nasdaq, Inc.	2,025
101	Navient Corp.	1,094
60	Northern Trust Corp.	3,563
86	People’s United Financial, Inc.	1,257
141	PNC Financial Services Group, Inc. (The)	11,465
76	Principal Financial Group, Inc.	2,874
162	Progressive Corp. (The)	5,171
145	Prologis, Inc. (REIT)	5,577
125	Prudential Financial, Inc.	8,261
41	Public Storage (REIT)	10,229
69	Realty Income Corp. (REIT)	4,039
362	Regions Financial Corp.	2,722
86	Simon Property Group, Inc. (REIT)	16,317
28	SL Green Realty Corp. (REIT)	2,469
112	State Street Corp.	6,135
141	SunTrust Banks, Inc.	4,678
231	Synchrony Financial*	6,225
70	T. Rowe Price Group, Inc.	4,838
32	Torchmark Corp.	1,639
84	Travelers Cos., Inc. (The)	9,032
456	U.S. Bancorp	17,565
68	Unum Group	1,940
92	Ventas, Inc. (REIT)	5,122

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
49	Vornado Realty Trust (REIT)	$4,232
1,290	Wells Fargo & Co.	60,527
98	Welltower, Inc. (REIT)	6,250
220	Weyerhaeuser Co. (REIT)	5,710
38	Willis Towers Watson PLC	4,306
83	XL Group PLC	2,854
57	Zions Bancorp.	1,215
		731,249
	Industrials — 11.8%

171	3M Co.	26,825
46	ADT Corp. (The)	1,857
27	Allegion PLC	1,701
175	American Airlines Group, Inc.	7,175
66	AMETEK, Inc.	3,063
175	Boeing Co. (The)	20,681
40	C.H. Robinson Worldwide, Inc.	2,793
162	Caterpillar, Inc.	10,967
24	Cintas Corp.	2,016
271	CSX Corp.	6,542
46	Cummins, Inc.	4,488
165	Danaher Corp.	14,730
87	Deere & Co.	6,976
218	Delta Air Lines, Inc.	10,516
43	Dover Corp.	2,614
10	Dun & Bradstreet Corp. (The)	958
128	Eaton Corp. PLC	7,259
182	Emerson Electric Co.	8,887
33	Equifax, Inc.	3,461
52	Expeditors International of Washington, Inc.	2,381
80	Fastenal Co.	3,623
73	FedEx Corp.	9,992
36	Flowserve Corp.	1,513
39	Fluor Corp.	1,796
82	General Dynamics Corp.	11,174
2,619	General Electric Co.	76,318
214	Honeywell International, Inc.	21,689
91	Illinois Tool Works, Inc.	8,577
72	Ingersoll-Rand PLC	4,000
25	J.B. Hunt Transport Services, Inc.	1,907
34	Jacobs Engineering Group, Inc.*	1,314
30	Kansas City Southern	2,451
22	L-3 Communications Holdings, Inc.	2,581
73	Lockheed Martin Corp.	15,753
93	Masco Corp.	2,623
101	Nielsen Holdings PLC	5,084
83	Norfolk Southern Corp.	6,073
51	Northrop Grumman Corp.	9,803
98	PACCAR, Inc.	5,047
38	Parker-Hannifin Corp.	3,846
50	Pentair PLC	2,385
55	Pitney Bowes, Inc.	997
44	Quanta Services, Inc.*	893
84	Raytheon Co.	10,403
66	Republic Services, Inc.	3,016
37	Robert Half International, Inc.	1,457
37	Rockwell Automation, Inc.	3,851
36	Rockwell Collins, Inc.	3,153
28	Roper Technologies, Inc.	4,702
15	Ryder System, Inc.	851
16	Snap-on, Inc.	2,315
180	Southwest Airlines Co.	7,551
42	Stanley Black & Decker, Inc.	3,948
24	Stericycle, Inc.*	2,734
76	Textron, Inc.	2,595
117	Tyco International PLC	4,116
237	Union Pacific Corp.	18,690
103	United Continental Holdings, Inc.*	5,898
193	United Parcel Service, Inc., Class B	18,634
26	United Rentals, Inc.*	1,341
216	United Technologies Corp.	20,870
43	Verisk Analytics, Inc.*	3,132
16	W.W. Grainger, Inc.	3,470
115	Waste Management, Inc.	6,423
50	Xylem, Inc.	1,871
		476,350
	Information Technology — 23.8%

173	Accenture PLC, Class A	17,345
140	Activision Blizzard, Inc.	4,434
138	Adobe Systems, Inc.*	11,751
49	Akamai Technologies, Inc.*	2,644
17	Alliance Data Systems Corp.*	3,572
81	Alphabet, Inc., Class A*	58,095
82	Alphabet, Inc., Class C*	57,217
86	Amphenol Corp., Class A	4,564
87	Analog Devices, Inc.	4,610
1,547	Apple, Inc.	149,579
319	Applied Materials, Inc.	6,019
63	Autodesk, Inc.*	3,260
128	Automatic Data Processing, Inc.	10,840
108	Broadcom Ltd.	14,469
86	CA, Inc.	2,519
1,408	Cisco Systems, Inc.	36,861
43	Citrix Systems, Inc.*	3,038
169	Cognizant Technology Solutions Corp., Class A*	9,630
309	Corning, Inc.	5,655
38	CSRA, Inc.	986
306	eBay, Inc.*	7,283
86	Electronic Arts, Inc.*	5,525
538	EMC Corp.	14,058
20	F5 Networks, Inc.*	1,923
630	Facebook, Inc., Class A*	67,360
77	Fidelity National Information Services, Inc.	4,485
21	First Solar, Inc.*	1,509
63	Fiserv, Inc.*	6,025
38	FLIR Systems, Inc.	1,176
35	Harris Corp.	2,731
499	Hewlett Packard Enterprise Co.	6,622
501	HP, Inc.	5,356
1,309	Intel Corp.	38,733
248	International Business Machines Corp.	32,495
73	Intuit, Inc.	7,055
98	Juniper Networks, Inc.	2,421
43	KLA-Tencor Corp.	2,913
44	Lam Research Corp.	3,225
66	Linear Technology Corp.	2,879
275	MasterCard, Inc., Class A	23,903
56	Microchip Technology, Inc.	2,491
301	Micron Technology, Inc.*	3,200
2,216	Microsoft Corp.	112,750
45	Motorola Solutions, Inc.	3,307
81	NetApp, Inc.	2,012
142	NVIDIA Corp.	4,453
888	Oracle Corp.	32,661
89	Paychex, Inc.	4,574
308	PayPal Holdings, Inc.*	11,747
39	Qorvo, Inc.*	1,758
417	QUALCOMM, Inc.	21,179
51	Red Hat, Inc.*	3,333
173	salesforce.com, Inc.*	11,721

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
56	SanDisk Corp.	$4,047
83	Seagate Technology PLC	2,603
53	Skyworks Solutions, Inc.	3,522
187	Symantec Corp.	3,611
107	TE Connectivity Ltd.	6,090
37	Teradata Corp.*	923
281	Texas Instruments, Inc.	14,899
47	Total System Services, Inc.	2,048
27	VeriSign, Inc.*	2,281
540	Visa, Inc., Class A	39,091
64	Western Digital Corp.	2,786
140	Western Union Co. (The)	2,556
264	Xerox Corp.	2,537
71	Xilinx, Inc.	3,353
241	Yahoo!, Inc.*	7,661
		957,959
	Materials — 3.3%

54	Air Products & Chemicals, Inc.	7,153
18	Airgas, Inc.	2,547
364	Alcoa, Inc.	3,251
25	Avery Dennison Corp.	1,628
38	Ball Corp.	2,517
65	CF Industries Holdings, Inc.	2,370
312	Dow Chemical Co. (The)	15,166
243	E.I. du Pont de Nemours & Co.	14,791
41	Eastman Chemical Co.	2,630
74	Ecolab, Inc.	7,589
37	FMC Corp.	1,393
321	Freeport-McMoRan, Inc.	2,449
22	International Flavors & Fragrances, Inc.	2,272
115	International Paper Co.	4,106
100	LyondellBasell Industries N.V., Class A	8,021
18	Martin Marietta Materials, Inc.	2,567
122	Monsanto Co.	10,979
93	Mosaic Co. (The)	2,479
147	Newmont Mining Corp.	3,797
89	Nucor Corp.	3,501
45	Owens-Illinois, Inc.*	673
75	PPG Industries, Inc.	7,240
79	Praxair, Inc.	8,041
55	Sealed Air Corp.	2,515
22	Sherwin-Williams Co. (The)	5,951
37	Vulcan Materials Co.	3,646
71	WestRock Co.	2,398
		131,670
	Telecommunication Services — 3.3%

1,707	AT&T, Inc.	63,073
152	CenturyLink, Inc.	4,650
324	Frontier Communications Corp.	1,753
80	Level 3 Communications, Inc.*	3,884
1,129	Verizon Communications, Inc.	57,274
		130,634
	Utilities — 3.9%

187	AES Corp.	1,833
33	AGL Resources, Inc.	2,133
67	Ameren Corp.	3,146
136	American Electric Power Co., Inc.	8,398
119	CenterPoint Energy, Inc.	2,217
77	CMS Energy Corp.	3,046
81	Consolidated Edison, Inc.	5,671
165	Dominion Resources, Inc.	11,537
50	DTE Energy Co.	4,206
191	Duke Energy Corp.	14,188
90	Edison International	6,134
49	Entergy Corp.	3,538
88	Eversource Energy	4,778
255	Exelon Corp.	8,030
117	FirstEnergy Corp.	3,916
128	NextEra Energy, Inc.	14,441
88	NiSource, Inc.	1,890
87	NRG Energy, Inc.	938
70	Pepco Holdings, Inc.	1,833
136	PG&E Corp.	7,715
31	Pinnacle West Capital Corp.	2,134
186	PPL Corp.	6,508
140	Public Service Enterprise Group, Inc.	5,972
40	SCANA Corp.	2,601
65	Sempra Energy	6,273
252	Southern Co. (The)	12,141
65	TECO Energy, Inc.	1,786
88	WEC Energy Group, Inc.	4,959
141	Xcel Energy, Inc.	5,575
		157,537
	Total Common Stocks (Cost $3,997,591)	4,005,737

Principal Amount
	Repurchase Agreements (a) — 0.2%
$8,561	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $8,561	8,561
	Total Repurchase Agreements (Cost $8,561)	8,561

	Total Investment Securities (Cost $4,006,152) — 99.8%	4,014,298
	Other assets less liabilities — 0.2%	9,558
	Net Assets — 100.0%	$4,023,856

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$212,493
Aggregate gross unrealized depreciation	(204,742)
Net unrealized appreciation	$7,751
Federal income tax cost of investments	$4,006,547

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.6%
	Consumer Discretionary — 16.8%

22	Advance Auto Parts, Inc.	$3,266
116	Amazon.com, Inc.*	64,092
23	AutoNation, Inc.*	1,184
9	AutoZone, Inc.*	6,971
51	Bed Bath & Beyond, Inc.*	2,445
90	Best Buy Co., Inc.	2,915
68	BorgWarner, Inc.	2,222
67	Cablevision Systems Corp., Class A	2,179
61	CarMax, Inc.*	2,822
139	Carnival Corp.	6,666
131	CBS Corp. (Non-Voting), Class B	6,338
9	Chipotle Mexican Grill, Inc.*	4,582
84	Coach, Inc.	3,271
740	Comcast Corp., Class A	42,720
99	D.R. Horton, Inc.	2,645
35	Darden Restaurants, Inc.	2,236
85	Delphi Automotive PLC	5,668
45	Discovery Communications, Inc., Class A*	1,125
78	Discovery Communications, Inc., Class C*	1,923
88	Dollar General Corp.	6,534
71	Dollar Tree, Inc.*	5,698
36	Expedia, Inc.	3,748
1,180	Ford Motor Co.	14,762
32	GameStop Corp., Class A	986
69	Gap, Inc. (The)	1,908
36	Garmin Ltd.	1,458
429	General Motors Co.	12,629
46	Genuine Parts Co.	4,147
81	Goodyear Tire & Rubber Co. (The)	2,440
71	H&R Block, Inc.	2,334
119	Hanesbrands, Inc.	3,390
58	Harley-Davidson, Inc.	2,504
22	Harman International Industries, Inc.	1,687
34	Hasbro, Inc.	2,580
384	Home Depot, Inc. (The)	47,662
123	Interpublic Group of Cos., Inc. (The)	2,631
196	Johnson Controls, Inc.	7,146
57	Kohl’s Corp.	2,660
77	L Brands, Inc.	6,529
41	Leggett & Platt, Inc.	1,831
54	Lennar Corp., Class A	2,265
277	Lowe’s Cos., Inc.	18,706
95	Macy’s, Inc.	4,105
58	Marriott International, Inc., Class A	3,953
103	Mattel, Inc.	3,349
278	McDonald’s Corp.	32,579
56	Michael Kors Holdings Ltd.*	3,172
19	Mohawk Industries, Inc.*	3,415
129	Netflix, Inc.*	12,050
81	Newell Rubbermaid, Inc.	3,079
116	News Corp., Class A	1,255
33	News Corp., Class B	377
408	NIKE, Inc., Class B	25,129
41	Nordstrom, Inc.	2,104
73	Omnicom Group, Inc.	5,680
30	O’Reilly Automotive, Inc.*	7,810
15	Priceline Group, Inc. (The)*	18,978
96	PulteGroup, Inc.	1,650
25	PVH Corp.	1,979
18	Ralph Lauren Corp.	1,634
123	Ross Stores, Inc.	6,762
52	Royal Caribbean Cruises Ltd.	3,867
29	Scripps Networks Interactive, Inc., Class A	1,718
24	Signet Jewelers Ltd.	2,602
195	Staples, Inc.	1,843
450	Starbucks Corp.	26,195
51	Starwood Hotels & Resorts Worldwide, Inc.	3,525
187	Target Corp.	14,670
67	TEGNA, Inc.	1,651
34	Tiffany & Co.	2,209
86	Time Warner Cable, Inc.	16,414
242	Time Warner, Inc.	16,020
203	TJX Cos., Inc. (The)	15,042
41	Tractor Supply Co.	3,467
34	TripAdvisor, Inc.*	2,129
355	Twenty-First Century Fox, Inc., Class A	9,592
131	Twenty-First Century Fox, Inc., Class B	3,558
55	Under Armour, Inc., Class A*	4,603
26	Urban Outfitters, Inc.*	689
103	VF Corp.	6,706
105	Viacom, Inc., Class B	3,869
461	Walt Disney Co. (The)	44,035
24	Whirlpool Corp.	3,728
35	Wyndham Worldwide Corp.	2,549
25	Wynn Resorts Ltd.	2,062
124	Yum! Brands, Inc.	8,986
		662,294
	Consumer Staples — 13.9%

594	Altria Group, Inc.	36,573
181	Archer-Daniels-Midland Co.	6,328
31	Brown-Forman Corp., Class B	3,053
54	Campbell Soup Co.	3,334
40	Church & Dwight Co., Inc.	3,631
39	Clorox Co. (The)	4,930
1,185	Coca-Cola Co. (The)	51,109
63	Coca-Cola Enterprises, Inc.	3,056
272	Colgate-Palmolive Co.	17,854
131	ConAgra Foods, Inc.	5,510
52	Constellation Brands, Inc., Class A	7,354
132	Costco Wholesale Corp.	19,804
335	CVS Health Corp.	32,552
57	Dr. Pepper Snapple Group, Inc.	5,217
67	Estee Lauder Cos., Inc. (The), Class A	6,119
181	General Mills, Inc.	10,652
44	Hershey Co. (The)	3,999
82	Hormel Foods Corp.	3,486
36	J.M. Smucker Co. (The)	4,592
77	Kellogg Co.	5,700
35	Keurig Green Mountain, Inc.	3,218
110	Kimberly-Clark Corp.	14,333
180	Kraft Heinz Co. (The)	13,864
295	Kroger Co. (The)	11,773
35	McCormick & Co., Inc. (Non-Voting)	3,264
56	Mead Johnson Nutrition Co.	4,131
55	Molson Coors Brewing Co., Class B	4,690
481	Mondelez International, Inc., Class A	19,495
45	Monster Beverage Corp.*	5,647
441	PepsiCo, Inc.	43,139
469	Philip Morris International, Inc.	42,693
824	Procter & Gamble Co. (The)	66,159
251	Reynolds American, Inc.	12,658
159	Sysco Corp.	7,017
90	Tyson Foods, Inc., Class A	5,827
264	Walgreens Boots Alliance, Inc.	20,840
475	Wal-Mart Stores, Inc.	31,512

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
103	Whole Foods Market, Inc.	$3,225
		548,338
	Energy — 8.6%

154	Anadarko Petroleum Corp.	5,844
114	Apache Corp.	4,364
132	Baker Hughes, Inc.	5,659
139	Cabot Oil & Gas Corp.	2,798
22	California Resources Corp.	12
58	Cameron International Corp.*	3,802
157	Chesapeake Energy Corp.	410
570	Chevron Corp.	47,561
29	Cimarex Energy Co.	2,437
118	Columbia Pipeline Group, Inc.	2,142
39	Concho Resources, Inc.*	3,519
374	ConocoPhillips	12,652
69	CONSOL Energy, Inc.	595
154	Devon Energy Corp.	3,031
20	Diamond Offshore Drilling, Inc.	400
71	Ensco PLC, Class A	616
166	EOG Resources, Inc.	10,747
46	EQT Corp.	2,564
1,261	Exxon Mobil Corp.	101,069
69	FMC Technologies, Inc.*	1,693
259	Halliburton Co.	8,360
33	Helmerich & Payne, Inc.	1,748
79	Hess Corp.	3,444
554	Kinder Morgan, Inc.	10,022
205	Marathon Oil Corp.	1,683
161	Marathon Petroleum Corp.	5,514
49	Murphy Oil Corp.	842
114	National Oilwell Varco, Inc.	3,337
58	Newfield Exploration Co.*	1,579
129	Noble Energy, Inc.	3,806
231	Occidental Petroleum Corp.	15,897
63	ONEOK, Inc.	1,512
144	Phillips 66	11,432
49	Pioneer Natural Resources Co.	5,906
51	Range Resources Corp.	1,210
382	Schlumberger Ltd.	27,397
116	Southwestern Energy Co.*	671
203	Spectra Energy Corp.	5,928
36	Tesoro Corp.	2,905
104	Transocean Ltd.	900
146	Valero Energy Corp.	8,772
207	Williams Cos., Inc. (The)	3,310
		338,090
	Financials — 20.2%

16	Affiliated Managers Group, Inc.*	2,219
129	Aflac, Inc.	7,678
117	Allstate Corp. (The)	7,425
253	American Express Co.	14,062
375	American International Group, Inc.	18,825
128	American Tower Corp. (REIT)	11,802
53	Ameriprise Financial, Inc.	4,449
83	Aon PLC	7,909
47	Apartment Investment & Management Co., Class A (REIT)	1,721
20	Assurant, Inc.	1,422
41	AvalonBay Communities, Inc. (REIT)	7,037
3,153	Bank of America Corp.	39,476
331	Bank of New York Mellon Corp. (The)	11,714
236	BB&T Corp.	7,590
567	Berkshire Hathaway, Inc., Class B*	76,074
38	BlackRock, Inc.	11,855
47	Boston Properties, Inc. (REIT)	5,365
161	Capital One Financial Corp.	10,583
88	CBRE Group, Inc., Class A*	2,236
363	Charles Schwab Corp. (The)	9,093
139	Chubb Ltd.	16,058
45	Cincinnati Financial Corp.	2,841
902	Citigroup, Inc.	35,043
160	Citizens Financial Group, Inc.	3,077
102	CME Group, Inc.	9,327
54	Comerica, Inc.	1,824
101	Crown Castle International Corp. (REIT)	8,736
129	Discover Financial Services	5,988
89	E*TRADE Financial Corp.*	2,088
21	Equinix, Inc. (REIT)	6,377
110	Equity Residential (REIT)	8,194
20	Essex Property Trust, Inc. (REIT)	4,186
37	Extra Space Storage, Inc. (REIT)	3,040
21	Federal Realty Investment Trust (REIT)	3,109
241	Fifth Third Bancorp	3,678
115	Franklin Resources, Inc.	4,123
176	General Growth Properties, Inc. (REIT)	4,843
120	Goldman Sachs Group, Inc. (The)	17,944
124	Hartford Financial Services Group, Inc. (The)	5,223
141	HCP, Inc. (REIT)	4,171
228	Host Hotels & Resorts, Inc. (REIT)	3,491
241	Huntington Bancshares, Inc./OH	2,109
36	Intercontinental Exchange, Inc.	8,585
128	Invesco Ltd.	3,423
58	Iron Mountain, Inc. (REIT)	1,704
1,115	JPMorgan Chase & Co.	62,774
253	KeyCorp	2,669
125	Kimco Realty Corp. (REIT)	3,344
33	Legg Mason, Inc.	942
101	Leucadia National Corp.	1,459
75	Lincoln National Corp.	2,740
85	Loews Corp.	3,090
48	M&T Bank Corp.	4,922
41	Macerich Co. (The) (REIT)	3,242
158	Marsh & McLennan Cos., Inc.	9,014
82	McGraw Hill Financial, Inc.	7,359
337	MetLife, Inc.	13,332
52	Moody’s Corp.	4,618
457	Morgan Stanley	11,288
35	Nasdaq, Inc.	2,215
110	Navient Corp.	1,191
66	Northern Trust Corp.	3,919
94	People’s United Financial, Inc.	1,373
154	PNC Financial Services Group, Inc. (The)	12,522
82	Principal Financial Group, Inc.	3,100
177	Progressive Corp. (The)	5,650
159	Prologis, Inc. (REIT)	6,115
136	Prudential Financial, Inc.	8,988
45	Public Storage (REIT)	11,227
76	Realty Income Corp. (REIT)	4,449
395	Regions Financial Corp.	2,970
94	Simon Property Group, Inc. (REIT)	17,835
30	SL Green Realty Corp. (REIT)	2,645
122	State Street Corp.	6,683
154	SunTrust Banks, Inc.	5,110
253	Synchrony Financial*	6,818
76	T. Rowe Price Group, Inc.	5,252
35	Torchmark Corp.	1,793
92	Travelers Cos., Inc. (The)	9,892
498	U.S. Bancorp	19,183
74	Unum Group	2,111
101	Ventas, Inc. (REIT)	5,623

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
54	Vornado Realty Trust (REIT)	$4,663
1,408	Wells Fargo & Co.	66,063
107	Welltower, Inc. (REIT)	6,824
239	Weyerhaeuser Co. (REIT)	6,204
41	Willis Towers Watson PLC	4,646
90	XL Group PLC	3,094
62	Zions Bancorp.	1,322
		797,990
	Health Care — 19.1%

452	Abbott Laboratories	17,511
495	AbbVie, Inc.	27,032
106	Aetna, Inc.	11,515
100	Agilent Technologies, Inc.	3,735
68	Alexion Pharmaceuticals, Inc.*	9,574
119	Allergan PLC*	34,523
59	AmerisourceBergen Corp.	5,111
228	Amgen, Inc.	32,440
79	Anthem, Inc.	10,324
177	Baxalta, Inc.	6,818
166	Baxter International, Inc.	6,559
64	Becton, Dickinson and Co.	9,437
68	Biogen, Inc.*	17,641
407	Boston Scientific Corp.*	6,911
505	Bristol-Myers Squibb Co.	31,275
22	C.R. Bard, Inc.	4,232
100	Cardinal Health, Inc.	8,170
238	Celgene Corp.*	23,998
92	Cerner Corp.*	4,697
78	Cigna Corp.	10,890
50	DaVita HealthCare Partners, Inc.*	3,298
73	DENTSPLY International, Inc.	4,450
65	Edwards Lifesciences Corp.*	5,655
296	Eli Lilly & Co.	21,312
63	Endo International PLC*	2,634
205	Express Scripts Holding Co.*	14,428
436	Gilead Sciences, Inc.	38,041
95	HCA Holdings, Inc.*	6,575
25	Henry Schein, Inc.*	4,136
45	Humana, Inc.	7,964
44	Illumina, Inc.*	6,610
11	Intuitive Surgical, Inc.*	6,194
838	Johnson & Johnson	88,166
31	Laboratory Corp. of America Holdings*	3,405
35	Mallinckrodt PLC*	2,276
70	McKesson Corp.	10,893
426	Medtronic PLC	32,968
846	Merck & Co., Inc.	42,478
125	Mylan N.V.*	5,634
25	Patterson Cos., Inc.	1,086
34	PerkinElmer, Inc.	1,607
44	Perrigo Co. PLC	5,555
1,869	Pfizer, Inc.	55,453
43	Quest Diagnostics, Inc.	2,861
23	Regeneron Pharmaceuticals, Inc.*	8,832
86	St. Jude Medical, Inc.	4,617
96	Stryker Corp.	9,588
30	Tenet Healthcare Corp.*	745
121	Thermo Fisher Scientific, Inc.	15,632
289	UnitedHealth Group, Inc.	34,420
28	Universal Health Services, Inc., Class B	3,090
29	Varian Medical Systems, Inc.*	2,268
74	Vertex Pharmaceuticals, Inc.*	6,326
25	Waters Corp.*	3,008
54	Zimmer Biomet Holdings, Inc.	5,228
139	Zoetis, Inc.	5,707
		755,533
	Industrials — 13.1%

186	3M Co.	29,178
50	ADT Corp. (The)	2,019
29	Allegion PLC	1,827
191	American Airlines Group, Inc.	7,831
72	AMETEK, Inc.	3,342
191	Boeing Co. (The)	22,572
43	C.H. Robinson Worldwide, Inc.	3,003
176	Caterpillar, Inc.	11,915
26	Cintas Corp.	2,184
295	CSX Corp.	7,121
50	Cummins, Inc.	4,878
181	Danaher Corp.	16,158
94	Deere & Co.	7,537
238	Delta Air Lines, Inc.	11,481
47	Dover Corp.	2,857
11	Dun & Bradstreet Corp. (The)	1,054
140	Eaton Corp. PLC	7,939
198	Emerson Electric Co.	9,668
36	Equifax, Inc.	3,776
56	Expeditors International of Washington, Inc.	2,564
88	Fastenal Co.	3,986
80	FedEx Corp.	10,950
40	Flowserve Corp.	1,681
43	Fluor Corp.	1,980
90	General Dynamics Corp.	12,264
2,858	General Electric Co.	83,282
233	Honeywell International, Inc.	23,615
99	Illinois Tool Works, Inc.	9,331
79	Ingersoll-Rand PLC	4,389
27	J.B. Hunt Transport Services, Inc.	2,060
37	Jacobs Engineering Group, Inc.*	1,430
33	Kansas City Southern	2,696
24	L-3 Communications Holdings, Inc.	2,815
80	Lockheed Martin Corp.	17,263
102	Masco Corp.	2,876
110	Nielsen Holdings PLC	5,537
90	Norfolk Southern Corp.	6,585
55	Northrop Grumman Corp.	10,572
107	PACCAR, Inc.	5,511
41	Parker-Hannifin Corp.	4,149
55	Pentair PLC	2,624
60	Pitney Bowes, Inc.	1,087
48	Quanta Services, Inc.*	974
91	Raytheon Co.	11,270
73	Republic Services, Inc.	3,336
40	Robert Half International, Inc.	1,576
40	Rockwell Automation, Inc.	4,164
40	Rockwell Collins, Inc.	3,503
31	Roper Technologies, Inc.	5,206
16	Ryder System, Inc.	908
18	Snap-on, Inc.	2,604
197	Southwest Airlines Co.	8,264
45	Stanley Black & Decker, Inc.	4,230
26	Stericycle, Inc.*	2,962
83	Textron, Inc.	2,835
128	Tyco International PLC	4,503
259	Union Pacific Corp.	20,425
113	United Continental Holdings, Inc.*	6,471
211	United Parcel Service, Inc., Class B	20,372
28	United Rentals, Inc.*	1,444
235	United Technologies Corp.	22,706
47	Verisk Analytics, Inc.*	3,423
17	W.W. Grainger, Inc.	3,687
126	Waste Management, Inc.	7,037

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
54	Xylem, Inc.	$2,020
		519,507

	Materials — 3.6%

59	Air Products & Chemicals, Inc.	7,816
20	Airgas, Inc.	2,830
397	Alcoa, Inc.	3,545
28	Avery Dennison Corp.	1,823
41	Ball Corp.	2,716
71	CF Industries Holdings, Inc.	2,589
341	Dow Chemical Co. (The)	16,576
265	E.I. du Pont de Nemours & Co.	16,130
45	Eastman Chemical Co.	2,887
80	Ecolab, Inc.	8,204
40	FMC Corp.	1,506
378	Freeport-McMoRan, Inc.	2,884
24	International Flavors & Fragrances, Inc.	2,479
126	International Paper Co.	4,498
109	LyondellBasell Industries N.V., Class A	8,743
20	Martin Marietta Materials, Inc.	2,853
133	Monsanto Co.	11,969
102	Mosaic Co. (The)	2,718
160	Newmont Mining Corp.	4,133
97	Nucor Corp.	3,816
49	Owens-Illinois, Inc.*	733
82	PPG Industries, Inc.	7,915
86	Praxair, Inc.	8,754
60	Sealed Air Corp.	2,744
24	Sherwin-Williams Co. (The)	6,492
40	Vulcan Materials Co.	3,941
78	WestRock Co.	2,634
		143,928
	Utilities — 4.3%

204	AES Corp.	1,999
36	AGL Resources, Inc.	2,327
73	Ameren Corp.	3,427
149	American Electric Power Co., Inc.	9,201
130	CenterPoint Energy, Inc.	2,422
84	CMS Energy Corp.	3,323
89	Consolidated Edison, Inc.	6,231
180	Dominion Resources, Inc.	12,586
54	DTE Energy Co.	4,542
208	Duke Energy Corp.	15,450
99	Edison International	6,748
54	Entergy Corp.	3,899
96	Eversource Energy	5,213
278	Exelon Corp.	8,754
128	FirstEnergy Corp.	4,284
139	NextEra Energy, Inc.	15,682
97	NiSource, Inc.	2,084
95	NRG Energy, Inc.	1,024
77	Pepco Holdings, Inc.	2,016
149	PG&E Corp.	8,453
34	Pinnacle West Capital Corp.	2,340
203	PPL Corp.	7,103
153	Public Service Enterprise Group, Inc.	6,527
43	SCANA Corp.	2,796
71	Sempra Energy	6,852
275	Southern Co. (The)	13,250
71	TECO Energy, Inc.	1,950
96	WEC Energy Group, Inc.	5,410
154	Xcel Energy, Inc.	6,089
		171,982
	Total Common Stocks (Cost $3,998,361)	3,937,662

Principal Amount
	Repurchase Agreements (a) — 0.2%
$7,447	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $7,447	7,447
	Total Repurchase Agreements (Cost $7,447)	7,447

	Total Investment Securities (Cost $4,005,808) — 99.8%	3,945,109
	Other assets less liabilities — 0.2%	7,579
	Net Assets — 100.0%	$3,952,688

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$173,205
Aggregate gross unrealized depreciation	(234,233)
Net unrealized depreciation	$(61,028)
Federal income tax cost of investments	$4,006,137

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Europe ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 99.5%
	Consumer Discretionary — 11.7%

615	Accor S.A.	$26,161
611	adidas AG	65,366
1,174	Altice N.V., Class A*	16,902
367	Altice N.V., Class B*	5,387
128	Axel Springer SE	6,492
3,032	Barratt Developments PLC	24,930
993	Bayerische Motoren Werke AG	81,083
170	Bayerische Motoren Werke AG (Preference)	11,528
372	Berkeley Group Holdings PLC	16,843
1,351	Burberry Group PLC	24,852
555	Carnival PLC	27,674
157	Christian Dior SE	27,695
1,559	Cie Financiere Richemont S.A.	99,864
572	Cie Generale des Etablissements Michelin	51,834
5,031	Compass Group PLC	88,762
330	Continental AG	66,190
776	Daily Mail & General Trust PLC	7,078
2,938	Daimler AG	201,433
2,941	Dixons Carphone PLC	17,858
149	Dufry AG*	15,678
695	Electrolux AB	16,321
490	Eutelsat Communications S.A.	14,878
177	Faurecia	6,030
393	Ferrari N.V.*	15,197
2,635	Fiat Chrysler Automobiles N.V.	18,166
77	Fielmann AG	5,322
5,066	GKN PLC	19,415
155	GrandVision N.V.(a)	4,423
92	Hella KGaA Hueck & Co.	3,594
2,899	Hennes & Mauritz AB, Class B	94,204
72	Hermes International	24,604
1,939	Howden Joinery Group PLC	13,308
200	HUGO BOSS AG	11,417
1,095	Husqvarna AB, Class B	6,942
1,318	Inchcape PLC	13,574
3,236	Industria de Diseno Textil S.A.	100,630
1,919	Informa PLC	18,373
711	InterContinental Hotels Group PLC	27,001
11,431	ITV PLC	39,603
216	JCDecaux S.A.	8,496
61	Kabel Deutschland Holding AG	7,566
229	Kering	39,985
7,020	Kingfisher PLC	32,705
335	Lagardere SCA	9,680
536	Luxottica Group SpA	30,721
770	LVMH Moet Hennessy Louis Vuitton SE	128,676
5,010	Marks & Spencer Group PLC	29,687
519	Mediaset Espana Comunicacion S.A.	5,612
2,201	Mediaset SpA	7,858
2,079	Merlin Entertainments PLC(a)	13,293
450	Next PLC	42,425
420	Nokian Renkaat OYJ	13,832
268	Numericable-SFR S.A.	9,809
350	Pandora A/S	44,305
2,478	Pearson PLC	29,664
920	Persimmon PLC*	28,001
1,148	Peugeot S.A.*	17,313
467	Porsche Automobil Holding SE (Preference)	21,403
648	ProSiebenSat.1 Media SE	33,286
579	Publicis Groupe S.A.	35,960
2,872	RELX N.V.	47,339
3,416	RELX PLC	59,126
525	Renault S.A.	47,997
287	Rightmove PLC	15,735
113	RTL Group S.A.	9,477
131	Salvatore Ferragamo SpA	2,952
253	Schibsted ASA, Class A	6,948
254	Schibsted ASA, Class B*	6,661
78	SEB S.A.	7,242
914	SES S.A. (FDR)	24,043
3,202	Sky PLC	46,542
311	Societe Television Francaise 1	3,589
278	Sodexo S.A.	28,294
733	Sports Direct International PLC*	4,133
232	Swatch Group AG (The)	41,603
9,838	Taylor Wimpey PLC	25,528
142	Telenet Group Holding N.V.*	7,467
1,434	TUI AG	21,423
234	Valeo S.A.	32,494
89	Volkswagen AG	12,455
560	Volkswagen AG (Preference)	65,532
549	Whitbread PLC	29,999
2,589	William Hill PLC	14,807
899	Wolters Kluwer N.V.	33,988
3,957	WPP PLC	83,985
311	Zalando SE(a)*	9,735
		2,615,983
	Consumer Staples — 15.3%

2,453	Anheuser-Busch InBev S.A./N.V.	276,126
241	Aryzta AG*	11,556
1,064	Associated British Foods PLC	50,504
6	Barry Callebaut AG*	6,337
303	Beiersdorf AG	26,322
5,733	British American Tobacco PLC	313,628
322	Carlsberg A/S, Class B	27,838
1,659	Carrefour S.A.	43,974
168	Casino Guichard Perrachon S.A.	7,585
3	Chocoladefabriken Lindt & Spruengli AG, Class PC	17,229
617	Coca-Cola HBC AG*	11,823
189	Colruyt S.A.	10,157
1,748	Danone S.A.	121,991
828	Davide Campari-Milano SpA	6,523
312	Delhaize Group	31,683
7,747	Diageo PLC	200,702
1,886	Distribuidora Internacional de Alimentacion S.A.	9,517
507	Glanbia PLC	10,114
298	Heineken Holding N.V.	21,649
668	Heineken N.V.	53,826
355	Henkel AG & Co. KGaA	31,456
530	Henkel AG & Co. KGaA (Preference)	53,464
2,963	Imperial Brands PLC	153,711
4,413	J Sainsbury PLC	15,646
724	Jeronimo Martins SGPS S.A.	10,246
445	Kerry Group PLC, Class A	38,899
205	Kesko OYJ, Class B	8,028
2,566	Koninklijke Ahold N.V.	56,375
731	L’Oreal S.A.	123,906
984	Marine Harvest ASA*	14,064
490	METRO AG	12,083
9,634	Nestle S.A.	678,056
2,308	Orkla ASA	19,022
907	Parmalat SpA	2,361
599	Pernod Ricard S.A.	63,854
1,955	Reckitt Benckiser Group PLC	178,726

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
70	Remy Cointreau S.A.	$4,845
2,908	SABMiller PLC	169,317
232	Suedzucker AG	3,499
1,772	Svenska Cellulosa AB SCA, Class B	52,961
567	Swedish Match AB	18,266
1,371	Tate & Lyle PLC	11,215
24,804	Tesco PLC*	62,359
4,787	Unilever N.V. (CVA)	206,206
3,711	Unilever PLC	159,907
6,350	Wm Morrison Supermarkets PLC	17,610
		3,425,166
	Energy — 6.4%

1,141	Amec Foster Wheeler PLC	6,066
56,096	BP PLC	274,747
7,522	Eni SpA	105,841
1,494	Galp Energia SGPS S.A.	16,412
1,069	John Wood Group PLC	9,296
196	Koninklijke Vopak N.V.	8,945
621	Lundin Petroleum AB*	9,681
386	Neste OYJ	12,125
417	OMV AG	10,956
753	Petrofac Ltd.	9,502
3,238	Repsol S.A.	33,508
12,815	Royal Dutch Shell PLC, Class A	294,226
11,399	Royal Dutch Shell PLC, Class B	261,319
17,529	Saipem SpA*	7,238
1,072	Seadrill Ltd.*	2,205
2,921	Statoil ASA	42,587
835	Subsea 7 S.A.*	5,287
347	Technip S.A.	17,251
1,476	Tenaris S.A.	16,118
6,435	TOTAL S.A.	289,292
1,032	Transocean Ltd.	9,087
2,648	Tullow Oil PLC*	6,236
		1,447,925
	Financials — 20.9%

2,849	3i Group PLC	17,394
2,931	Aberdeen Asset Management PLC	9,860
676	ABN AMRO Group N.V. (CVA)(a)*	13,397
620	Admiral Group PLC	14,965
5,808	Aegon N.V.	29,206
628	Ageas	23,203
1,400	Allianz SE	208,781
1,141	Ashmore Group PLC	3,680
3,850	Assicurazioni Generali SpA	53,587
12,353	Aviva PLC	75,437
5,925	AXA S.A.	130,655
138	Baloise Holding AG	17,458
751	Banca Mediolanum SpA	5,304
7,097	Banca Monte dei Paschi di Siena SpA*	3,792
19,557	Banco Bilbao Vizcaya Argentaria S.A.	124,417
119,405	Banco Comercial Portugues S.A.*	4,463
14,053	Banco de Sabadell S.A.	22,400
1,061	Banco Popolare SC*	8,733
4,631	Banco Popular Espanol S.A.	11,110
44,306	Banco Santander S.A.	180,672
83,760	Bank of Ireland*	23,845
14,397	Bankia S.A.	12,295
2,020	Bankinter S.A.	13,386
8	Banque Cantonale Vaudoise	5,161
51,511	Barclays PLC	123,507
3,004	BNP Paribas S.A.	140,352
3,128	British Land Co. PLC (The) (REIT)	28,727
7,659	CaixaBank S.A.	22,028
2,130	Capital & Counties Properties PLC	9,588
490	CNP Assurances	7,262
3,164	Commerzbank AG*	25,780
52	Corp Financiera Alba S.A.	1,836
3,241	Credit Agricole S.A.	33,757
5,751	Credit Suisse Group AG*	77,604
2,578	CYBG PLC*	6,790
2,358	Danske Bank A/S	64,438
311	Derwent London PLC (REIT)	13,145
4,212	Deutsche Bank AG	73,156
574	Deutsche Boerse AG	47,506
1,025	Deutsche Wohnen AG	27,147
4,186	Direct Line Insurance Group PLC	22,669
3,269	DNB ASA	37,686
871	Erste Group Bank AG*	22,453
39	Euler Hermes Group	3,233
119	Eurazeo S.A.	6,974
311	EXOR SpA	10,310
104	Fonciere Des Regions (REIT)	8,540
467	GAM Holding AG*	6,728
117	Gecina S.A. (REIT)	14,492
532	Gjensidige Forsikring ASA	8,348
230	Groupe Bruxelles Lambert S.A.	17,598
2,318	Hammerson PLC (REIT)	17,751
178	Hannover Rueck SE	18,335
646	Hargreaves Lansdown PLC	11,154
18	Helvetia Holding AG	9,560
60,029	HSBC Holdings PLC	384,527
104	ICADE (REIT)	7,252
1,578	ICAP PLC	9,562
569	Industrivarden AB, Class A	9,758
490	Industrivarden AB, Class C	7,548
11,879	ING Groep N.V. (CVA)	140,623
39,472	Intesa Sanpaolo SpA	99,961
2,759	Intu Properties PLC (REIT)	11,543
1,499	Investec PLC	9,900
606	Investment AB Kinnevik, Class B	15,071
1,381	Investor AB, Class B	45,841
657	Julius Baer Group Ltd.*	26,425
207	Jyske Bank A/S*	9,022
840	KBC Groep N.V.	44,631
618	Klepierre (REIT)	25,792
2,402	Land Securities Group PLC (REIT)	33,776
18,131	Legal & General Group PLC	57,357
196,876	Lloyds Banking Group PLC	198,641
953	London Stock Exchange Group PLC	35,567
2,979	Mapfre S.A.	5,826
1,715	Mediobanca SpA	11,665
27	Melker Schorling AB	1,522
447	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	88,177
2,919	Natixis S.A.	15,655
875	NN Group N.V.	27,001
9,699	Nordea Bank AB	96,720
14,923	Old Mutual PLC	35,417
79	Pargesa Holding S.A.	4,668
56	Partners Group Holding AG	20,396
444	Provident Financial PLC	20,103
7,849	Prudential PLC	137,550
116	PSP Swiss Property AG*	9,929
338	Raiffeisen Bank International AG*	4,506
9,895	Royal Bank of Scotland Group PLC*	30,875
3,096	RSA Insurance Group PLC	18,781
1,437	Sampo OYJ, Class A	64,766
335	Schroders PLC	12,213
473	SCOR SE	16,577
2,175	Segro PLC (REIT)	12,594

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
4,440	Skandinaviska Enskilda Banken AB, Class A	$43,475
2,238	Societe Generale S.A.	78,848
1,577	St James’s Place PLC	18,856
8,196	Standard Chartered PLC	49,166
6,016	Standard Life PLC	27,960
4,398	Svenska Handelsbanken AB, Class A	56,377
103	Svenska Handelsbanken AB, Class B	1,420
3,188	Swedbank AB, Class A	64,585
97	Swiss Life Holding AG*	23,763
198	Swiss Prime Site AG*	16,590
1,045	Swiss Re AG	93,221
105	Talanx AG	2,992
335	Tryg A/S	6,119
10,804	UBS Group AG	166,399
301	Unibail-Rodamco SE (REIT)	75,140
14,941	UniCredit SpA	55,781
2,555	Unione di Banche Italiane SpA	9,872
3,015	UnipolSai SpA	6,208
105	Vienna Insurance Group AG Wiener Versicherung Gruppe	2,443
1,423	Vonovia SE	44,406
88	Wendel S.A.	8,372
455	Zurich Insurance Group AG*	97,076
		4,688,462
	Health Care — 13.7%

303	Actelion Ltd.*	42,408
3,882	AstraZeneca PLC	222,187
2,544	Bayer AG	266,550
42	BioMerieux	5,351
309	Coloplast A/S, Class B	23,406
608	Essilor International S.A.	72,437
651	Fresenius Medical Care AG & Co. KGaA	55,010
1,197	Fresenius SE & Co. KGaA	79,181
15	Galenica AG	22,651
167	Genmab A/S*	20,520
542	Getinge AB, Class B	12,034
14,954	GlaxoSmithKline PLC	291,654
1,022	Grifols S.A.	22,431
760	Grifols S.A. (Preference), Class B	11,895
172	H Lundbeck A/S*	6,447
390	Hikma Pharmaceuticals PLC	10,223
103	Ipsen S.A.	5,934
160	Lonza Group AG*	24,418
802	Meda AB, Class A	14,231
394	Merck KGaA	33,567
6,559	Novartis AG	471,840
5,676	Novo Nordisk A/S, Class B	294,346
298	Orion OYJ, Class B	10,102
668	QIAGEN N.V.*	14,291
2,245	Roche Holding AG	579,008
3,474	Sanofi	276,268
1,795	Shire PLC	94,757
2,738	Smith & Nephew PLC	44,758
160	Sonova Holding AG	19,293
372	UCB S.A.	27,671
69	William Demant Holding A/S*	6,001
		3,080,870
	Industrials — 11.6%

6,103	ABB Ltd.*	109,682
1,485	Abertis Infraestructuras S.A.	22,347
548	ACS Actividades de Construccion y Servicios S.A.	14,269
497	Adecco S.A.*	29,067
198	Aena S.A.(a)*	22,525
84	Aeroports de Paris	9,871
700	Aggreko PLC	8,628
1,692	Airbus Group SE	109,902
977	Alfa Laval AB	15,356
638	Alstom S.A.*	13,982
208	ANDRITZ AG	9,975
14	AP Moeller - Maersk A/S, Class A	17,957
20	AP Moeller - Maersk A/S, Class B	26,322
1,488	Ashtead Group PLC	19,161
2,867	Assa Abloy AB, Class B	55,111
1,437	Atlantia SpA	35,615
1,891	Atlas Copco AB, Class A	42,669
1,175	Atlas Copco AB, Class B	24,734
733	Babcock International Group PLC	9,347
9,658	BAE Systems PLC	69,047
2,875	Bollore S.A.	11,105
232	Boskalis Westminster	8,462
572	Bouygues S.A.	22,415
286	bpost S.A.	7,108
470	Brenntag AG	22,853
999	Bunzl PLC	26,911
806	Bureau Veritas S.A.	16,092
1,992	Capita PLC	27,816
1,387	Cie de Saint-Gobain	53,907
2,795	CNH Industrial N.V.	18,631
3,340	Cobham PLC	12,028
261	DCC PLC	20,514
674	Deutsche Lufthansa AG*	10,095
2,903	Deutsche Post AG	69,189
78	DKSH Holding AG*	4,965
553	DSV A/S	22,652
645	easyJet PLC	13,537
594	Edenred	10,443
191	Eiffage S.A.	13,558
2,973	Experian PLC	49,014
1,454	Ferrovial S.A.	28,169
1,191	Finmeccanica SpA*	12,339
104	Fraport AG Frankfurt Airport Services Worldwide	6,022
4,556	G4S PLC	13,213
545	GEA Group AG	24,087
116	Geberit AG	42,079
1,438	Groupe Eurotunnel SE	14,454
61	HOCHTIEF AG	6,641
802	IMI PLC	9,506
3,098	International Consolidated Airlines Group S.A.	23,702
475	Intertek Group PLC	19,342
508	ISS A/S	17,686
1,160	Kone OYJ, Class B*	51,613
2,825	Koninklijke Philips N.V.	71,934
149	Kuehne + Nagel International AG	19,448
811	Legrand S.A.	40,460
104	MAN SE	10,679
2,310	Meggitt PLC	13,456
426	Melrose Industries PLC*	1,953
389	Metso OYJ	8,622
159	MTU Aero Engines AG	14,531
234	OCI N.V.*	4,265
247	OSRAM Licht AG	11,583
598	Prysmian SpA	12,215
324	Randstad Holding N.V.	16,780
5,313	Rentokil Initial PLC	12,284
883	Rexel S.A.	10,851
5,614	Rolls-Royce Holdings PLC*	53,123
2,744	Royal Mail PLC	17,388

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
852	Safran S.A.	$53,054
3,247	Sandvik AB	29,601
192	Schindler Holding AG	32,430
1,687	Schneider Electric SE	100,394
905	Securitas AB, Class B	13,561
16	SGS S.A.	32,418
2,436	Siemens AG	226,199
1,064	Skanska AB, Class B	22,670
1,279	SKF AB, Class B	21,116
1,225	Smiths Group PLC	17,106
78	Societe BIC S.A.	10,831
38	Sulzer AG	3,594
314	Thales S.A.	25,046
1,371	TNT Express N.V.	11,722
729	Travis Perkins PLC	18,206
707	Trelleborg AB, Class B	11,763
338	Vallourec S.A.	1,800
678	Vestas Wind Systems A/S	45,895
1,424	Vinci S.A.	98,745
4,716	Volvo AB, Class B	47,441
461	Wartsila OYJ Abp	18,598
621	Weir Group PLC (The)	8,265
795	Wolseley PLC	41,059
531	Zardoya Otis S.A.	5,683
568	Zodiac Aerospace	9,504
		2,601,988
	Information Technology — 3.9%

1,301	Amadeus IT Holding S.A., Class A	52,536
4,310	ARM Holdings PLC	59,824
992	ASML Holding N.V.	91,208
259	Atos SE	18,925
2,066	Auto Trader Group PLC(a)	10,451
486	Cap Gemini S.A.	40,502
382	Dassault Systemes	29,009
244	Gemalto N.V.	15,528
771	Hexagon AB, Class B	26,275
3,424	Infineon Technologies AG	41,910
161	Ingenico Group S.A.	16,311
17,431	Nokia OYJ	106,157
3,279	Sage Group PLC (The)	27,258
2,749	SAP SE	208,906
1,861	STMicroelectronics N.V.	10,709
9,101	Telefonaktiebolaget LM Ericsson, Class B	83,869
350	United Internet AG	17,155
339	Wirecard AG	13,467
		870,000
	Materials — 6.8%

391	Acerinox S.A.	4,291
1,053	Air Liquide S.A.	110,043
756	Akzo Nobel N.V.	44,554
4,019	Anglo American PLC	26,898
1,037	Antofagasta PLC	7,139
3,046	ArcelorMittal	11,832
205	Arkema S.A.	12,563
2,839	BASF SE	185,638
6,449	BHP Billiton PLC	65,428
802	Boliden AB	12,083
274	Chr Hansen Holding A/S	16,919
800	Clariant AG*	13,430
2,488	CRH PLC	63,937
398	Croda International PLC	16,484
2,936	DS Smith PLC	15,920
22	EMS-Chemie Holding AG	10,271
408	Evonik Industries AG	12,333
493	Fresnillo PLC	6,870
103	Fuchs Petrolub SE	3,760
207	Fuchs Petrolub SE (Preference)	8,507
28	Givaudan S.A.*	52,711
35,603	Glencore PLC*	66,114
428	HeidelbergCement AG	31,488
103	Imerys S.A.	6,245
588	Johnson Matthey PLC	20,953
583	K+S AG	12,273
537	Koninklijke DSM N.V.	26,577
1,238	LafargeHolcim Ltd.*	49,184
270	LANXESS AG	11,264
565	Linde AG	78,886
1,085	Mondi PLC	19,536
4,183	Norsk Hydro ASA	16,636
691	Novozymes A/S, Class B	29,694
746	Polymetal International PLC	6,737
290	Randgold Resources Ltd.	26,209
2,070	Rexam PLC	17,626
3,753	Rio Tinto PLC	99,583
6	Sika AG	22,910
697	Smurfit Kappa Group PLC	16,123
212	Solvay S.A.	19,693
1,796	Stora Enso OYJ, Class R	14,870
374	Symrise AG	24,033
282	Syngenta AG	113,734
1,294	ThyssenKrupp AG	21,955
303	Umicore S.A.	13,734
1,619	UPM-Kymmene OYJ	27,530
336	voestalpine AG	9,748
44	Wacker Chemie AG	3,513
520	Yara International ASA	20,197
		1,528,656
	Telecommunication Services — 5.2%

25,739	BT Group PLC	174,507
9,738	Deutsche Telekom AG	163,685
471	Elisa OYJ	16,832
73	Iliad S.A.	17,938
1,324	Inmarsat PLC	18,073
9,484	Koninklijke KPN N.V.	35,129
5,823	Orange S.A.	101,327
413	Proximus SADP	13,047
69	Swisscom AG	33,890
1,551	TalkTalk Telecom Group PLC	5,147
2,435	TDC A/S	10,357
907	Tele2 AB, Class B	7,508
47,731	Telecom Italia SpA*	42,929
2,139	Telefonica Deutschland Holding AG	10,389
13,026	Telefonica S.A.	130,834
233	Telekom Austria AG	1,324
2,090	Telenor ASA	31,263
7,819	TeliaSonera AB	35,959
3,592	Vivendi S.A.	74,662
81,715	Vodafone Group PLC	250,190
		1,174,990
	Utilities — 4.0%

77	Acciona S.A.	5,887
15,427	Centrica PLC	44,718
5,723	E.ON SE	52,141
5,690	EDP - Energias de Portugal S.A.	17,663
594	EDP Renovaveis S.A.	4,273
774	Electricite de France S.A.	8,179
698	Enagas S.A.	19,692
938	Endesa S.A.	17,000
4,555	Enel Green Power SpA	8,869

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
20,961	Enel SpA	$84,359
4,344	Engie S.A.	67,425
1,316	Fortum OYJ	17,488
908	Gas Natural SDG S.A.	15,909
17,347	Iberdrola S.A.	112,412
11,602	National Grid PLC	155,784
1,214	Pennon Group PLC	13,788
329	Red Electrica Corp. S.A.	26,149
1,475	RWE AG	16,892
96	RWE AG (Preference)	829
724	Severn Trent PLC	21,551
6,622	Snam SpA	35,817
3,015	SSE PLC	58,193
956	Suez Environnement Co.	16,563
4,341	Terna Rete Elettrica Nazionale SpA	22,659
2,075	United Utilities Group PLC	26,763
1,418	Veolia Environnement S.A.	32,186
		903,189
	Total Common Stocks (Cost $26,377,934)	22,337,229

No. of Rights
	Rights — 0.0%‡
4,631	Banco Popular Espanol S.A., expiring 03/10/16*	106
4,555	Enel Green Power SpA, expiring 03/21/16 at EUR 1.78*^(b)	—
	Total Rights (Cost $97)	106

Principal Amount
	Repurchase Agreements (c) — 0.0%‡
$1,227	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,227	1,227
	Total Repurchase Agreements (Cost $1,227)	1,227

	Total Investment Securities (Cost $26,379,258) — 99.5%	22,338,562
	Other assets less liabilities — 0.5%	116,777
	Net Assets — 100.0%	$22,455,339

*                 Non-income producing security.

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $— or 0.00% of net assets.

‡                 Amount represents less than 0.05%.

(a)         Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)         Security has been deemed illiquid at February 29, 2016.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

CVA                     Dutch Certificate

EUR                    Euro

FDR                       Finnish Depositary Receipt

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,162
Aggregate gross unrealized depreciation	(4,377,422)
Net unrealized depreciation	$(4,177,260)
Federal income tax cost of investments	$26,515,822

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of February 29, 2016:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	03/02/16	4,837,000	$(704,691)	$704,599	$(92)
U.S. Dollar vs. Euro	Goldman Sachs International	03/02/16	9,758,000	(10,604,019)	10,602,555	(1,464)
U.S. Dollar vs. British Pound	Goldman Sachs International	03/02/16	5,014,000	(6,982,496)	6,987,510	5,014
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	03/02/16	1,816,000	(208,403)	208,312	(91)

See accompanying notes to schedules of portfolio investments.

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	03/02/16	8,593,000	$(1,000,838)	$1,000,477	$(361)
						$3,006

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	Goldman Sachs International	03/02/16	(5,014,000)	$7,110,131	$6,987,510	$122,621
U.S. Dollar vs. British Pound	Goldman Sachs International	04/04/16	(4,966,000)	6,916,372	6,921,494	(5,122)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	03/02/16	(24,000)	3,639	3,497	142
U.S. Dollar vs. Danish Krone	Goldman Sachs International	03/02/16	(4,813,000)	698,138	701,102	(2,964)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	04/04/16	(4,704,000)	686,022	686,044	(22)
U.S. Dollar vs. Euro	Goldman Sachs International	03/02/16	(101,000)	113,642	109,741	3,901
U.S. Dollar vs. Euro	Goldman Sachs International	03/02/16	(9,657,000)	10,453,007	10,492,813	(39,806)
U.S. Dollar vs. Euro	Goldman Sachs International	04/04/16	(9,371,000)	10,193,193	10,192,757	436
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	03/02/16	(14,000)	1,640	1,606	34
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	03/02/16	(1,802,000)	206,436	206,706	(270)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	04/04/16	(1,836,000)	210,648	210,557	91
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	03/02/16	(8,593,000)	1,002,840	1,000,478	2,362
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	04/04/16	(8,701,000)	1,014,679	1,014,434	245
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	03/02/16	(19,000)	19,544	19,077	467
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	03/02/16	(3,322,000)	3,243,697	3,335,341	(91,644)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	04/04/16	(3,161,000)	3,178,709	3,179,291	(582)
						$(10,111)
						$(7,105)

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of February 29, 2016:

United Kingdom	31.1%
France	14.5%
Switzerland	14.2%
Germany	13.6%
Netherlands	4.8%
Spain	4.7%
Sweden	4.5%
Italy	3.3%
Denmark	3.1%
Belgium	2.2%
Finland	1.7%
Norway	0.9%
Ireland	0.4%
Austria	0.3%
Portugal	0.2%
Other (1)	0.5%
100.0%

(1)                       Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Japan ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 100.8%
	Consumer Discretionary — 21.2%

177	ABC-Mart, Inc.	$10,177
1,305	Aisin Seiki Co. Ltd.	52,258
340	Aoyama Trading Co. Ltd.	12,561
1,216	Asics Corp.	22,149
555	Autobacs Seven Co. Ltd.	9,416
1,346	Bandai Namco Holdings, Inc.	26,819
483	Benesse Holdings, Inc.	14,677
1,128	Bic Camera, Inc.	9,274
4,422	Bridgestone Corp.	154,863
1,153	Calsonic Kansei Corp.	8,468
326	Canon Marketing Japan, Inc.	5,488
1,584	Casio Computer Co. Ltd.	29,175
331	CyberAgent, Inc.	13,607
1,441	Daihatsu Motor Co. Ltd.	20,018
3,461	Denso Corp.	128,383
1,531	Dentsu, Inc.	71,209
805	Don Quijote Holdings Co. Ltd.	26,922
219	Exedy Corp.	4,367
351	Fast Retailing Co. Ltd.	97,456
4,312	Fuji Heavy Industries Ltd.	141,193
228	Fuji Media Holdings, Inc.	2,608
651	H2O Retailing Corp.	11,218
1,642	Hakuhodo DY Holdings, Inc.	18,562
1,944	Haseko Corp.	16,826
393	Heiwa Corp.	8,109
170	Hikari Tsushin, Inc.	12,004
272	HIS Co. Ltd.	7,735
12,348	Honda Motor Co. Ltd.	315,824
1,138	Iida Group Holdings Co. Ltd.	20,839
2,500	Isetan Mitsukoshi Holdings Ltd.	29,059
3,960	Isuzu Motors Ltd.	39,644
271	Izumi Co. Ltd.	10,204
1,710	J Front Retailing Co. Ltd.	19,937
864	Koito Manufacturing Co. Ltd.	38,081
212	Komeri Co. Ltd.	4,012
299	K’s Holdings Corp.	9,722
1,948	Laox Co. Ltd.*	2,278
1,687	Marui Group Co. Ltd.	23,121
3,911	Mazda Motor Corp.	54,503
4,266	Mitsubishi Motors Corp.	30,386
1,349	NGK Spark Plug Co. Ltd.	25,205
1,277	NHK Spring Co. Ltd.	11,664
289	Nifco, Inc.	13,058
2,424	Nikon Corp.	36,873
250	Nippon Television Holdings, Inc.	4,277
16,165	Nissan Motor Co. Ltd.	146,720
550	Nissan Shatai Co. Ltd.	5,496
510	Nitori Holdings Co. Ltd.	39,173
817	NOK Corp.	13,181
940	Onward Holdings Co. Ltd.	5,713
1,334	Oriental Land Co. Ltd.	91,344
567	PanaHome Corp.	4,014
14,647	Panasonic Corp.	123,833
5,785	Rakuten, Inc.	54,993
489	Resorttrust, Inc.	11,268
258	Rinnai Corp.	22,194
155	Ryohin Keikaku Co. Ltd.	31,570
374	Sankyo Co. Ltd.	13,734
451	Sanrio Co. Ltd.	8,826
1,395	Sega Sammy Holdings, Inc.	14,756
2,609	Sekisui Chemical Co. Ltd.	28,916
4,046	Sekisui House Ltd.	65,919
10,648	Sharp Corp.*	12,169
368	Shimachu Co. Ltd.	7,808
151	Shimamura Co. Ltd.	16,695
543	Shimano, Inc.	84,956
852	Shochiku Co. Ltd.	7,412
870	SKY Perfect JSAT Holdings, Inc.	5,295
719	Skylark Co. Ltd.	9,211
8,650	Sony Corp.	182,924
1,078	Stanley Electric Co. Ltd.	23,933
367	Start Today Co. Ltd.	11,607
5,273	Sumitomo Electric Industries Ltd.	63,253
959	Sumitomo Forestry Co. Ltd.	10,714
1,232	Sumitomo Rubber Industries Ltd.	17,616
2,825	Suzuki Motor Corp.	70,716
2,075	Takashimaya Co. Ltd.	16,600
834	Toho Co. Ltd.	20,415
374	Tokai Rika Co. Ltd.	7,372
265	Tokyo Broadcasting System Holdings, Inc.	4,233
692	Toyo Tire & Rubber Co. Ltd.	10,502
510	Toyoda Gosei Co. Ltd.	9,755
468	Toyota Boshoku Corp.	7,389
1,125	Toyota Industries Corp.	47,342
19,294	Toyota Motor Corp.	1,007,988
386	TS Tech Co. Ltd.	8,580
158	TV Asahi Holdings Corp.	2,822
1,513	USS Co. Ltd.	23,819
939	Wacoal Holdings Corp.	10,798
4,917	Yamada Denki Co. Ltd.	24,133
1,187	Yamaha Corp.	33,126
1,927	Yamaha Motor Co. Ltd.	28,715
718	Yokohama Rubber Co. Ltd. (The)	11,456
		4,105,233
	Consumer Staples — 9.2%

4,776	Aeon Co. Ltd.	62,622
3,627	Ajinomoto Co., Inc.	88,896
2,617	Asahi Group Holdings Ltd.	76,881
536	Calbee, Inc.	21,701
506	Coca-Cola East Japan Co. Ltd.	8,742
481	Coca-Cola West Co. Ltd.	10,760
64	Cosmos Pharmaceutical Corp.	9,843
372	Ezaki Glico Co. Ltd.	19,873
436	FamilyMart Co. Ltd.	20,936
566	House Foods Group, Inc.	10,781
427	Ito En Ltd.	12,124
7,151	Japan Tobacco, Inc.	284,456
573	Kagome Co. Ltd.	10,767
3,452	Kao Corp.	174,290
784	Kewpie Corp.	17,552
1,224	Kikkoman Corp.	40,285
5,781	Kirin Holdings Co. Ltd.	76,158
219	Kobayashi Pharmaceutical Co. Ltd.	18,723
200	Kose Corp.	17,205
453	Lawson, Inc.	34,916
1,792	Lion Corp.	18,940
298	Matsumotokiyoshi Holdings Co. Ltd.	13,280
943	MEIJI Holdings Co. Ltd.	75,691
105	Mitsubishi Shokuhin Co. Ltd.	2,780
1,346	NH Foods Ltd.	28,321
1,729	Nichirei Corp.	13,127
1,875	Nisshin Seifun Group, Inc.	30,648
509	Nissin Foods Holdings Co. Ltd.	23,359
742	Pigeon Corp.	17,328
144	Pola Orbis Holdings, Inc.	10,589
2,334	Sapporo Holdings Ltd.	10,608
5,371	Seven & i Holdings Co. Ltd.	213,888

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
2,699	Shiseido Co. Ltd.	$58,798
249	Sugi Holdings Co. Ltd.	11,714
237	Sundrug Co. Ltd.	15,642
872	Suntory Beverage & Food Ltd.	36,966
1,338	Takara Holdings, Inc.	9,827
652	Toyo Suisan Kaisha Ltd.	23,365
244	Tsuruha Holdings, Inc.	20,644
2,359	Unicharm Corp.	51,328
1,622	UNY Group Holdings Co. Ltd.	10,504
192	Welcia Holdings Co. Ltd.	9,492
748	Yakult Honsha Co. Ltd.	35,718
1,062	Yamazaki Baking Co. Ltd.	20,106
		1,780,174
	Energy — 0.8%

496	Cosmo Energy Holdings Co. Ltd.*	5,317
694	Idemitsu Kosan Co. Ltd.	10,526
6,358	Inpex Corp.	45,992
234	Japan Petroleum Exploration Co. Ltd.	5,025
16,667	JX Holdings, Inc.	64,837
1,323	Showa Shell Sekiyu KK	10,361
2,057	TonenGeneral Sekiyu KK	15,636
		157,694
	Financials — 16.7%

2,718	77 Bank Ltd. (The)	9,632
2,697	Acom Co. Ltd.*	12,018
739	AEON Financial Service Co. Ltd.	16,512
816	Aeon Mall Co. Ltd.	11,567
2,165	Aiful Corp.*	6,042
8,031	Aozora Bank Ltd.	26,112
697	Aplus Financial Co. Ltd.*	537
1,712	Awa Bank Ltd. (The)	7,750
2,660	Bank of Kyoto Ltd. (The)	16,661
7,817	Bank of Yokohama Ltd. (The)	35,423
349	Century Tokyo Leasing Corp.	11,904
4,639	Chiba Bank Ltd. (The)	21,741
1,220	Chugoku Bank Ltd. (The)	12,862
1,149	Credit Saison Co. Ltd.	19,463
7,782	Dai-ichi Life Insurance Co. Ltd. (The)	94,315
2,248	Daikyo, Inc.	3,565
2,428	Daishi Bank Ltd. (The)	8,045
510	Daito Trust Construction Co. Ltd.	69,039
4,448	Daiwa House Industry Co. Ltd.	121,766
11,770	Daiwa Securities Group, Inc.	69,520
5,920	Fukuoka Financial Group, Inc.	18,776
3,030	Gunma Bank Ltd. (The)	13,315
2,967	Hachijuni Bank Ltd. (The)	13,616
4,274	Hiroshima Bank Ltd. (The)	15,941
325	Hitachi Capital Corp.	6,974
2,139	Hokkoku Bank Ltd. (The)	5,439
8,950	Hokuhoku Financial Group, Inc.	13,321
2,450	Hulic Co. Ltd.	21,727
1,886	Hyakugo Bank Ltd. (The)	6,800
1,983	Hyakujushi Bank Ltd. (The)	5,604
1,872	Iyo Bank Ltd. (The)	12,953
232	Jafco Co. Ltd.	6,392
3,781	Japan Exchange Group, Inc.	58,654
2,840	Japan Post Bank Co. Ltd.*	30,796
3,408	Japan Post Holdings Co. Ltd.*	43,387
454	Japan Post Insurance Co. Ltd.*	9,951
4,896	Joyo Bank Ltd. (The)	16,960
2,656	Juroku Bank Ltd. (The)	8,306
1,795	Keiyo Bank Ltd. (The)	6,806
2,889	Kyushu Financial Group, Inc.*	16,816
777	Matsui Securities Co. Ltd.	6,601
8,712	Mitsubishi Estate Co. Ltd.	161,582
95,760	Mitsubishi UFJ Financial Group, Inc.	412,818
3,600	Mitsubishi UFJ Lease & Finance Co. Ltd.	15,532
6,532	Mitsui Fudosan Co. Ltd.	151,791
170,472	Mizuho Financial Group, Inc.	250,856
3,553	MS&AD Insurance Group Holdings, Inc.	96,730
245	Musashino Bank Ltd. (The)	6,277
5,429	Nishi-Nippon City Bank Ltd. (The)	9,812
23,510	Nomura Holdings, Inc.	99,143
826	Nomura Real Estate Holdings, Inc.	14,789
2,117	North Pacific Bank Ltd.	5,251
827	NTT Urban Development Corp.	8,074
1,392	Okasan Securities Group, Inc.	6,610
2,816	Orient Corp.*	4,965
9,028	ORIX Corp.	118,134
15,996	Resona Holdings, Inc.	55,977
1,168	San-In Godo Bank Ltd. (The)	6,933
1,379	SBI Holdings, Inc.	12,584
2,008	Senshu Ikeda Holdings, Inc.	6,849
4,510	Seven Bank Ltd.	19,259
1,910	Shiga Bank Ltd. (The)	7,801
11,045	Shinsei Bank Ltd.	13,112
3,706	Shizuoka Bank Ltd. (The)	27,120
2,588	Sompo Japan Nipponkoa Holdings, Inc.	74,516
1,249	Sony Financial Holdings, Inc.	17,428
8,943	Sumitomo Mitsui Financial Group, Inc.	250,681
26,051	Sumitomo Mitsui Trust Holdings, Inc.	75,862
106	Sumitomo Real Estate Sales Co. Ltd.	1,941
2,983	Sumitomo Realty & Development Co. Ltd.	82,031
1,246	Suruga Bank Ltd.	19,958
4,333	T&D Holdings, Inc.	42,745
1,738	Tokai Tokyo Financial Holdings, Inc.	8,453
4,833	Tokio Marine Holdings, Inc.	168,529
1,416	Tokyo Tatemono Co. Ltd.	16,346
3,451	Tokyu Fudosan Holdings Corp.	21,830
1,560	Yamaguchi Financial Group, Inc.	14,691
377	Zenkoku Hosho Co. Ltd.	11,239
		3,231,858
	Health Care — 8.9%

1,291	Alfresa Holdings Corp.	23,378
336	Asahi Intecc Co. Ltd.	15,628
14,963	Astellas Pharma, Inc.	215,282
1,503	Chugai Pharmaceutical Co. Ltd.	44,607
4,651	Daiichi Sankyo Co. Ltd.	97,079
1,830	Eisai Co. Ltd.	112,807
523	Hisamitsu Pharmaceutical Co., Inc.	22,820
2,855	Hoya Corp.	103,197
245	Kaken Pharmaceutical Co. Ltd.	16,257
246	Kissei Pharmaceutical Co. Ltd.	5,736
360	KYORIN Holdings, Inc.	6,832
1,771	Kyowa Hakko Kirin Co. Ltd.	26,406
1,248	M3, Inc.	29,731
1,137	Medipal Holdings Corp.	17,447
392	Miraca Holdings, Inc.	16,878
1,546	Mitsubishi Tanabe Pharma Corp.	27,763
100	Mochida Pharmaceutical Co. Ltd.	7,522
525	Nihon Kohden Corp.	12,856
353	Nippon Shinyaku Co. Ltd.	12,103
912	Nipro Corp.	8,548
2,215	Olympus Corp.	80,849
628	Ono Pharmaceutical Co. Ltd.	116,364
2,574	Otsuka Holdings Co. Ltd.	90,920
665	Rohto Pharmaceutical Co. Ltd.	12,101
2,749	Santen Pharmaceutical Co. Ltd.	42,206
232	Sawai Pharmaceutical Co. Ltd.	16,011

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
2,040	Shionogi & Co. Ltd.	$87,383
1,096	Sumitomo Dainippon Pharma Co. Ltd.	12,448
574	Suzuken Co. Ltd.	18,688
987	Sysmex Corp.	61,209
332	Taisho Pharmaceutical Holdings Co. Ltd.	26,207
5,328	Takeda Pharmaceutical Co. Ltd.	253,526
2,251	Terumo Corp.	76,978
468	Tsumura & Co.	11,858
		1,729,625
	Industrials — 20.6%

2,567	Amada Holdings Co. Ltd.	23,811
8,058	ANA Holdings, Inc.	22,794
6,606	Asahi Glass Co. Ltd.	32,013
1,247	Central Japan Railway Co.	223,328
1,322	Chiyoda Corp.	10,412
850	COMSYS Holdings Corp.	12,689
4,249	Dai Nippon Printing Co. Ltd.	36,552
1,837	Daikin Industries Ltd.	123,280
791	DMG Mori Co. Ltd.	7,022
2,614	East Japan Railway Co.	229,638
3,102	Ebara Corp.	11,955
1,347	FANUC Corp.	198,097
3,935	Fuji Electric Co. Ltd.	13,491
2,104	Fujikura Ltd.	9,730
1,061	Fukuyama Transporting Co. Ltd.	4,982
4,603	Furukawa Electric Co. Ltd.	9,828
389	Glory Ltd.	13,113
2,677	GS Yuasa Corp.	10,933
8,702	Hankyu Hanshin Holdings, Inc.	55,739
1,859	Hino Motors Ltd.	18,775
791	Hitachi Construction Machinery Co. Ltd.	10,995
332	Hitachi Transport System Ltd.	4,815
273	Hoshizaki Electric Co. Ltd.	21,139
10,309	IHI Corp.	18,358
9,903	ITOCHU Corp.	116,730
546	Japan Airlines Co. Ltd.	19,542
386	Japan Airport Terminal Co. Ltd.	13,559
2,682	Japan Steel Works Ltd. (The)	8,863
1,536	JGC Corp.	24,181
1,555	JTEKT Corp.	21,257
5,845	Kajima Corp.	33,555
1,495	Kamigumi Co. Ltd.	14,013
800	Kandenko Co. Ltd.	5,897
9,942	Kawasaki Heavy Industries Ltd.	26,952
6,274	Kawasaki Kisen Kaisha Ltd.	10,505
3,546	Keihan Electric Railway Co. Ltd.	24,567
3,418	Keikyu Corp.	30,312
3,952	Keio Corp.	36,308
1,935	Keisei Electric Railway Co. Ltd.	26,623
926	Kinden Corp.	11,551
12,437	Kintetsu Group Holdings Co. Ltd.	53,329
6,489	Komatsu Ltd.	98,794
7,745	Kubota Corp.	99,253
784	Kurita Water Industries Ltd.	17,087
1,794	LIXIL Group Corp.	36,842
368	Mabuchi Motor Co. Ltd.	16,155
436	Maeda Road Construction Co. Ltd.	6,489
841	Makita Corp.	49,398
11,468	Marubeni Corp.	57,444
2,404	Minebea Co. Ltd.	17,677
1,850	MISUMI Group, Inc.	24,699
9,485	Mitsubishi Corp.	151,844
13,602	Mitsubishi Electric Corp.	137,858
22,063	Mitsubishi Heavy Industries Ltd.	78,577
1,060	Mitsubishi Logistics Corp.	13,683
11,725	Mitsui & Co. Ltd.	135,195
5,565	Mitsui Engineering & Shipbuilding Co. Ltd.	7,346
7,719	Mitsui OSK Lines Ltd.	14,429
437	MonotaRO Co. Ltd.	10,287
804	Nabtesco Corp.	15,378
853	Nagase & Co. Ltd.	8,683
6,268	Nagoya Railroad Co. Ltd.	29,986
3,748	Nankai Electric Railway Co. Ltd.	22,181
1,866	NGK Insulators Ltd.	33,228
1,669	Nidec Corp.	111,888
390	Nippo Corp.	5,818
5,241	Nippon Express Co. Ltd.	23,216
11,124	Nippon Yusen KK	20,499
2,623	Nishi-Nippon Railroad Co. Ltd.	19,171
911	Nisshinbo Holdings, Inc.	8,555
3,205	NSK Ltd.	29,274
3,194	NTN Corp.	10,074
4,706	Obayashi Corp.	42,901
4,220	Odakyu Electric Railway Co. Ltd.	48,602
1,140	OKUMA Corp.	8,120
567	OSG Corp.	9,574
710	Park24 Co. Ltd.	18,581
2,311	Recruit Holdings Co. Ltd.	68,588
1,556	Sanwa Holdings Corp.	9,939
1,338	Secom Co. Ltd.	95,293
1,460	Seibu Holdings, Inc.	28,728
1,026	Seino Holdings Co. Ltd.	10,490
3,920	Shimizu Corp.	29,797
402	SMC Corp.	93,061
497	Sohgo Security Services Co. Ltd.	25,758
8,980	Sojitz Corp.	17,264
3,169	Sotetsu Holdings, Inc.	19,681
7,750	Sumitomo Corp.	76,281
4,131	Sumitomo Heavy Industries Ltd.	17,055
864	Tadano Ltd.	7,402
7,550	Taisei Corp.	45,752
1,065	Temp Holdings Co. Ltd.	13,577
784	THK Co. Ltd.	13,357
6,961	Tobu Railway Co. Ltd.	36,262
1,744	Toda Corp.	7,200
7,832	Tokyu Corp.	65,570
312	Toppan Forms Co. Ltd.	3,654
3,571	Toppan Printing Co. Ltd.	30,150
26,260	Toshiba Corp.*	40,667
985	TOTO Ltd.	28,317
1,553	Toyota Tsusho Corp.	31,383
820	Ushio, Inc.	11,275
1,266	West Japan Railway Co.	74,115
2,528	Yamato Holdings Co. Ltd.	51,277
		3,991,912
	Information Technology — 9.6%

1,289	Advantest Corp.	11,785
1,270	Alps Electric Co. Ltd.	20,883
489	Azbil Corp.	12,135
1,627	Brother Industries Ltd.	17,787
7,218	Canon, Inc.	202,264
329	Capcom Co. Ltd.	6,855
2,038	Citizen Holdings Co. Ltd.	11,194
360	COLOPL, Inc.	6,079
728	DeNA Co. Ltd.	10,629
182	Disco Corp.	16,769
2,823	FUJIFILM Holdings Corp.	105,842
12,258	Fujitsu Ltd.	44,862
699	Gree, Inc.	3,301
958	Hamamatsu Photonics KK	23,518
235	Hirose Electric Co. Ltd.	26,524

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
446	Hitachi High-Technologies Corp.	$11,854
31,931	Hitachi Ltd.	135,192
805	Ibiden Co. Ltd.	9,778
352	Itochu Techno-Solutions Corp.	7,045
516	Japan Aviation Electronics Industry Ltd.	5,371
2,710	Japan Display, Inc.*	5,450
996	Kakaku.com, Inc.	17,515
314	Keyence Corp.	162,487
668	Konami Holdings Corp.	16,209
3,104	Konica Minolta, Inc.	26,042
2,147	Kyocera Corp.	94,573
1,297	Murata Manufacturing Co. Ltd.	155,870
917	Nexon Co. Ltd.	13,762
744	Nintendo Co. Ltd.	104,242
2,844	Nippon Electric Glass Co. Ltd.	13,530
694	Nomura Research Institute Ltd.	23,702
238	NS Solutions Corp.	4,417
869	NTT Data Corp.	43,498
460	Obic Co. Ltd.	22,862
1,376	Omron Corp.	36,364
229	Oracle Corp.	11,199
353	Otsuka Corp.	17,451
4,692	Ricoh Co. Ltd.	46,348
612	Rohm Co. Ltd.	26,134
1,510	SCREEN Holdings Co. Ltd.	11,224
293	SCSK Corp.	11,253
1,946	Seiko Epson Corp.	31,326
1,855	Shimadzu Corp.	28,924
546	Square Enix Holdings Co. Ltd.	12,862
1,395	Sumco Corp.	8,874
839	Taiyo Yuden Co. Ltd.	8,600
824	TDK Corp.	42,998
1,074	Tokyo Electron Ltd.	64,835
803	Topcon Corp.	8,651
966	Toshiba TEC Corp.	3,021
704	Trend Micro, Inc.	25,634
9,015	Yahoo Japan Corp.	35,541
1,828	Yaskawa Electric Corp.	21,944
1,754	Yokogawa Electric Corp.	16,938
		1,863,947
	Materials — 6.0%

1,054	Air Water, Inc.	14,912
9,175	Asahi Kasei Corp.	51,884
2,080	Daicel Corp.	26,554
2,710	Daido Steel Co. Ltd.	10,204
3,235	Denka Co. Ltd.	11,464
5,696	DIC Corp.	12,263
1,722	Dowa Holdings Co. Ltd.	9,855
175	FP Corp.	6,690
773	Hitachi Chemical Co. Ltd.	12,594
1,354	Hitachi Metals Ltd.	14,419
3,539	JFE Holdings, Inc.	42,390
1,305	JSR Corp.	18,302
2,227	Kaneka Corp.	16,691
1,376	Kansai Paint Co. Ltd.	18,883
21,716	Kobe Steel Ltd.	16,738
2,199	Kuraray Co. Ltd.	24,040
374	Lintec Corp.	6,925
445	Maruichi Steel Tube Ltd.	12,103
9,078	Mitsubishi Chemical Holdings Corp.	45,778
2,646	Mitsubishi Gas Chemical Co., Inc.	12,354
8,601	Mitsubishi Materials Corp.	24,231
6,271	Mitsui Chemicals, Inc.	20,501
4,184	Mitsui Mining & Smelting Co. Ltd.	6,450
1,219	Nippon Kayaku Co. Ltd.	11,944
1,237	Nippon Paint Holdings Co. Ltd.	24,778
715	Nippon Paper Industries Co. Ltd.	12,086
237	Nippon Shokubai Co. Ltd.	11,842
5,654	Nippon Steel & Sumitomo Metal Corp.	97,677
985	Nissan Chemical Industries Ltd.	22,226
698	Nisshin Steel Co. Ltd.	8,268
1,081	Nitto Denko Corp.	57,232
6,056	Oji Holdings Corp.	22,910
1,573	Rengo Co. Ltd.	7,679
2,837	Shin-Etsu Chemical Co. Ltd.	142,409
10,808	Showa Denko KK	10,724
10,465	Sumitomo Chemical Co. Ltd.	45,800
3,267	Sumitomo Metal Mining Co. Ltd.	35,094
2,835	Sumitomo Osaka Cement Co. Ltd.	10,348
8,288	Taiheiyo Cement Corp.	17,622
1,080	Taiyo Nippon Sanso Corp.	9,817
6,927	Teijin Ltd.	22,338
10,457	Toray Industries, Inc.	83,638
4,466	Tosoh Corp.	16,974
1,150	Toyo Seikan Group Holdings Ltd.	19,551
6,785	Toyobo Co. Ltd.	9,858
7,364	Ube Industries Ltd.	12,461
321	Yamato Kogyo Co. Ltd.	6,626
1,132	Zeon Corp.	7,201
		1,163,328
	Telecommunication Services — 5.2%

12,936	KDDI Corp.	329,832
3,188	Nippon Telegraph & Telephone Corp.	135,739
9,354	NTT DOCOMO, Inc.	218,902
6,384	SoftBank Group Corp.	315,255
		999,728
	Utilities — 2.6%

4,886	Chubu Electric Power Co., Inc.	64,411
2,096	Chugoku Electric Power Co., Inc. (The)	28,002
1,235	Electric Power Development Co. Ltd.	38,131
1,217	Hokkaido Electric Power Co., Inc.*	10,307
1,343	Hokuriku Electric Power Co.	20,013
5,045	Kansai Electric Power Co., Inc. (The)*	55,422
3,200	Kyushu Electric Power Co., Inc.*	32,177
13,628	Osaka Gas Co. Ltd.	51,940
1,064	Shikoku Electric Power Co., Inc.	15,271
3,534	Toho Gas Co. Ltd.	24,640
3,289	Tohoku Electric Power Co., Inc.	42,018
10,733	Tokyo Electric Power Co., Inc.*	54,390
15,964	Tokyo Gas Co. Ltd.	73,700
		510,422
	Total Common Stocks (Cost $22,883,461)	19,533,921

Principal Amount
	Repurchase Agreements (a) — 0.0%‡
$6,995	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $6,995	6,995
	Total Repurchase Agreements (Cost $6,995)	6,995

	Total Investment Securities (Cost $22,890,456) — 100.8%	19,540,916
	Liabilities in excess of other assets — (0.8%)	(158,587)
	Net Assets — 100.0%	$19,382,329

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

‡                 Amount represents less than 0.05%.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$358,312
Aggregate gross unrealized depreciation	(3,800,372)
Net unrealized depreciation	$(3,442,060)
Federal income tax cost of investments	$22,982,976

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of February 29, 2016:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Depreciation
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	03/03/16	2,610,247,000	$(23,143,442)	$23,125,538	$(17,904)

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	03/03/16	(2,610,247,000)	$21,573,967	$23,125,539	$(1,551,572)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	03/03/16	(153,000,111)	1,356,557	1,355,483	1,074
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	04/05/16	(2,204,800,000)	19,569,937	19,557,001	12,936
						$(1,537,562)
						$(1,555,466)

See accompanying notes to schedules of portfolio investments.

High Yield—Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 94.7%
	Aerospace & Defense — 3.2%

	Bombardier, Inc.
$527,000	6.13%, due 01/15/23(a)	$368,900
688,000	7.50%, due 03/15/25(a)	483,320
	KLX, Inc.
840,000	5.88%, due 12/01/22(a)	800,100
	TransDigm, Inc.
363,000	6.00%, due 07/15/22	353,925
655,000	6.50%, due 07/15/24	638,625
		2,644,870
	Air Freight & Logistics — 0.4%

	XPO Logistics, Inc.
300,000	6.50%, due 06/15/22(a)	283,875

	Auto Components — 0.7%

	Goodyear Tire & Rubber Co. (The)
520,000	5.13%, due 11/15/23	534,300

	Banks — 1.9%

	CIT Group, Inc.
1,063,000	4.25%, due 08/15/17	1,083,728
477,000	5.50%, due 02/15/19(a)	493,695
		1,577,423
	Beverages — 0.7%

	Constellation Brands, Inc.
551,000	4.25%, due 05/01/23	570,974

	Chemicals — 3.3%

	Ashland, Inc.
409,000	4.75%, due 08/15/22	403,887
	Chemours Co. (The)
500,000	6.63%, due 05/15/23(a)	361,250
	Gates Global LLC/Gates Global Co.
416,000	6.00%, due 07/15/22(a)	309,400
	Hexion, Inc.
1,186,000	6.63%, due 04/15/20	936,940
	Momentive Performance Materials, Inc.
509,000	3.88%, due 10/24/21	346,120
	Platform Specialty Products Corp.
453,000	6.50%, due 02/01/22(a)	366,930
		2,724,527
	Commercial Services & Supplies — 1.6%

	ADT Corp. (The)
136,000	3.50%, due 07/15/22	113,900
	Aramark Services, Inc.
442,000	5.75%, due 03/15/20	456,365
	Laureate Education, Inc.
485,000	9.25%, due 09/01/19(a)	247,350
	West Corp.
541,000	5.38%, due 07/15/22(a)	484,195
		1,301,810
	Communications Equipment — 0.6%

	Avaya, Inc.
1,963,000	10.50%, due 03/01/21(a)	500,565

	Consumer Finance — 1.7%

	Ally Financial, Inc.
334,000	3.60%, due 05/21/18	332,330
	Navient Corp.
1,102,000	5.50%, due 01/15/19	1,090,980
		1,423,310
	Containers & Packaging — 3.7%

	Ball Corp.
791,000	5.25%, due 07/01/25	824,617
	Crown Americas LLC/Crown Americas Capital Corp. IV
396,000	4.50%, due 01/15/23	403,920
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
373,000	9.88%, due 08/15/19	384,190
1,341,000	5.75%, due 10/15/20	1,377,878
		2,990,605
	Diversified Financial Services — 1.1%

	Argos Merger Sub, Inc.
878,000	7.13%, due 03/15/23(a)	897,755

	Diversified Telecommunication Services — 4.9%

	CenturyLink, Inc.
717,000	6.45%, due 06/15/21	728,200
300,000	5.80%, due 03/15/22	291,375
	Frontier Communications Corp.
569,000	10.50%, due 09/15/22(a)	574,690
1,262,000	11.00%, due 09/15/25(a)	1,263,577
	Virgin Media Secured Finance PLC
360,000	5.38%, due 04/15/21(a)	373,050
	Zayo Group LLC/Zayo Capital, Inc.
800,000	6.00%, due 04/01/23	788,000
		4,018,892
	Electronic Equipment, Instruments & Components — 0.5%

	Zebra Technologies Corp.
394,000	7.25%, due 10/15/22	410,745

	Energy Equipment & Services — 0.2%

	Transocean, Inc.
291,000	7.12%, due 12/15/21	160,050

	Food & Staples Retailing — 0.7%

	Rite Aid Corp.
553,000	6.13%, due 04/01/23(a)	590,328

	Food Products — 0.6%

	Post Holdings, Inc.
494,000	7.38%, due 02/15/22	523,640

	Gas Utilities — 1.9%

	Sabine Pass Liquefaction LLC
1,314,000	5.75%, due 05/15/24	1,209,695
418,000	5.63%, due 03/01/25	379,335
		1,589,030
	Health Care Providers & Services — 11.9%

	Amsurg Corp.
880,000	5.63%, due 07/15/22	906,400
	CHS/Community Health Systems, Inc.
1,364,000	8.00%, due 11/15/19	1,288,980
333,000	6.88%, due 02/01/22	285,547
	Crimson Merger Sub, Inc.
588,000	6.63%, due 05/15/22(a)	423,360

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	DaVita HealthCare Partners, Inc.
$1,408,000	5.13%, due 07/15/24	$1,432,640
100,000	5.00%, due 05/01/25	99,750
	HCA, Inc.
519,000	7.50%, due 02/15/22	586,366
722,000	5.38%, due 02/01/25	735,538
	Kinetic Concepts, Inc./KCI USA, Inc.
649,000	10.50%, due 11/01/18	598,703
	LifePoint Health, Inc.
992,000	5.50%, due 12/01/21	1,024,240
	MPH Acquisition Holdings LLC
603,000	6.63%, due 04/01/22(a)	607,523
	Tenet Healthcare Corp.
1,406,000	8.13%, due 04/01/22	1,382,266
359,000	6.75%, due 06/15/23	325,344
		9,696,657
	Healthcare Equipment & Supplies — 0.2%

	DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp.
217,000	8.13%, due 06/15/21(a)	181,737

	Hotels, Restaurants & Leisure — 6.1%

	1011778 BC ULC/New Red Finance, Inc.
70,000	4.63%, due 01/15/22(a)	71,225
1,345,000	6.00%, due 04/01/22(a)	1,402,163
	Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
249,000	11.00%, due 10/01/21	214,762
	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
809,000	5.63%, due 10/15/21	839,337
	MGM Resorts International
850,000	6.00%, due 03/15/23	871,250
	Pinnacle Entertainment, Inc.
200,000	7.50%, due 04/15/21	208,000
	Scientific Games International, Inc.
1,294,000	10.00%, due 12/01/22	1,015,790
	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
357,000	5.50%, due 03/01/25(a)	340,935
		4,963,462
	Independent Power and Renewable Electricity Producers — 3.9%

	Calpine Corp.
291,000	5.38%, due 01/15/23	271,358
684,000	5.75%, due 01/15/25	615,600
	Dynegy, Inc.
270,000	6.75%, due 11/01/19	250,256
1,400,000	7.38%, due 11/01/22	1,169,000
	NRG Energy, Inc.
325,000	7.63%, due 01/15/18	336,781
541,000	7.88%, due 05/15/21	510,569
		3,153,564
	Insurance — 0.6%

	HUB International Ltd.
556,000	7.88%, due 10/01/21(a)	497,620

	IT Services — 2.1%

	First Data Corp.
706,000	7.00%, due 12/01/23(a)	706,000
1,000,000	5.75%, due 01/15/24(a)	1,006,250
		1,712,250
	Machinery — 0.7%

	Case New Holland Industrial, Inc.
510,000	7.88%, due 12/01/17	543,405

	Media — 11.9%

	CCOH Safari LLC
1,810,000	5.75%, due 02/15/26(a)	1,814,760
	Cequel Communications Holdings I LLC/Cequel Capital Corp.
1,074,000	6.38%, due 09/15/20(a)	1,051,177
	Clear Channel Worldwide Holdings, Inc.
876,000	7.63%, due 03/15/20	770,880
748,000	6.50%, due 11/15/22	725,560
	CSC Holdings LLC
100,000	6.75%, due 11/15/21	101,500
	DISH DBS Corp.
688,000	6.75%, due 06/01/21	700,900
652,000	5.88%, due 11/15/24	585,855
	Nielsen Finance LLC/Nielsen Finance Co.
950,000	5.00%, due 04/15/22(a)	961,875
	Sirius XM Radio, Inc.
1,008,000	6.00%, due 07/15/24(a)	1,058,400
203,000	5.38%, due 04/15/25(a)	202,493
	Tribune Media Co.
369,000	5.88%, due 07/15/22(a)	369,000
	Univision Communications, Inc.
878,000	6.75%, due 09/15/22(a)	931,734
490,000	5.13%, due 02/15/25(a)	479,587
		9,753,721
	Metals & Mining — 0.7%

	First Quantum Minerals Ltd.
143,000	6.75%, due 02/15/20(a)	74,360
655,000	8.75%, due 06/01/20(a)(b)	327,500
305,000	7.00%, due 02/15/21(a)	157,075
		558,935
	Multiline Retail — 1.9%

	Dollar Tree, Inc.
1,422,000	5.75%, due 03/01/23(a)	1,512,653

	Oil, Gas & Consumable Fuels — 7.8%

	Antero Resources Corp.
693,000	5.38%, due 11/01/21	599,445
300,000	5.13%, due 12/01/22	255,750
	Citgo Holding, Inc.
666,000	10.75%, due 02/15/20(a)	606,060
	Concho Resources, Inc.
476,000	5.50%, due 04/01/23	442,680
	CONSOL Energy, Inc.
1,518,000	5.88%, due 04/15/22	990,495
	Energy Transfer Equity LP
132,000	5.88%, due 01/15/24	108,900
1,082,000	5.50%, due 06/01/27	816,910
	EP Energy LLC/Everest Acquisition Finance, Inc.
601,000	9.38%, due 05/01/20	175,792
	Jupiter Resources, Inc.
500,000	8.50%, due 10/01/22(a)	162,500
	MEG Energy Corp.
809,000	7.00%, due 03/31/24(a)	372,140
	Oasis Petroleum, Inc.
531,000	6.88%, due 03/15/22	310,635

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Peabody Energy Corp.
$512,000	6.00%, due 11/15/18	$14,080
1,146,000	6.25%, due 11/15/21	30,083
	Sanchez Energy Corp.
821,000	6.13%, due 01/15/23	291,455
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
417,000	5.00%, due 01/15/18	399,536
	Whiting Petroleum Corp.
352,000	5.00%, due 03/15/19	174,240
350,000	5.75%, due 03/15/21	163,625
	WPX Energy, Inc.
820,000	6.00%, due 01/15/22	469,450
		6,383,776
	Pharmaceuticals — 3.3%

	Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
376,000	6.00%, due 07/15/23(a)	379,760
675,000	6.00%, due 02/01/25(a)	671,625
	Valeant Pharmaceuticals International, Inc.
1,051,000	5.88%, due 05/15/23(a)	886,781
873,000	6.13%, due 04/15/25(a)	732,775
		2,670,941
	Real Estate Investment Trusts (REITs) — 1.8%

	Equinix, Inc.
400,000	5.38%, due 04/01/23	427,880
403,000	5.88%, due 01/15/26	421,135
	Iron Mountain, Inc.
624,000	5.75%, due 08/15/24	624,780
		1,473,795
	Road & Rail — 0.4%

	Hertz Corp. (The)
357,000	6.75%, due 04/15/19	356,147

	Semiconductors & Semiconductor Equipment — 1.3%

	Micron Technology, Inc.
1,281,000	5.50%, due 02/01/25	1,076,040

	Software — 3.4%

	Audatex North America, Inc.
880,000	6.00%, due 06/15/21(a)	888,800
150,000	6.13%, due 11/01/23(a)	151,500
	BMC Software Finance, Inc.
850,000	8.13%, due 07/15/21(a)	539,750
	Infor US, Inc.
789,000	6.50%, due 05/15/22(a)	684,457
	Nuance Communications, Inc.
505,000	5.38%, due 08/15/20(a)	516,363
		2,780,870
	Specialty Retail — 1.1%

	Claire’s Stores, Inc.
300,000	9.00%, due 03/15/19(a)	171,750
	L Brands, Inc.
169,000	5.63%, due 02/15/22	181,548
500,000	6.88%, due 11/01/35(a)	531,250
		884,548
	Thrifts & Mortgage Finance — 0.8%

	Quicken Loans, Inc.
668,000	5.75%, due 05/01/25(a)	624,580

	Trading Companies & Distributors — 3.5%

	HD Supply, Inc.
895,000	7.50%, due 07/15/20	941,987
	International Lease Finance Corp.
893,000	8.75%, due 03/15/17	942,115
135,000	6.25%, due 05/15/19	144,788
	United Rentals North America, Inc.
784,000	7.63%, due 04/15/22	833,486
		2,862,376
	Wireless Telecommunication Services — 3.6%

	Sprint Communications, Inc.
363,000	9.00%, due 11/15/18(a)	376,830
	Sprint Corp.
2,071,000	7.88%, due 09/15/23	1,532,540
	T-Mobile USA, Inc.
1,020,000	6.25%, due 04/01/21	1,068,450
		2,977,820
	Total Corporate Bonds (Cost $88,881,650)	77,407,596

	Repurchase Agreements (c) — 1.8%
1,429,472	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,429,483	1,429,472
	Total Repurchase Agreements (Cost $1,429,472)	1,429,472
	Total Investment Securities (Cost $90,311,122) — 96.5%	78,837,068
	Other assets less liabilities — 3.5%	2,824,892
	Net Assets — 100.0%	$81,661,960

(a)         Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)         Security has been deemed illiquid at February 29, 2016.

(c)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$309,068
Aggregate gross unrealized depreciation	(11,837,502)
Net unrealized depreciation	$(11,528,434)
Federal income tax cost of investments	$90,365,502

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	287	06/21/16	$37,457,984	$26,320
U.S. 2 Year Treasury Note Futures Contracts	52	06/30/16	11,364,438	12,140
U.S. 5 Year Treasury Note Futures Contracts	222	06/30/16	26,858,531	20,365
				$58,825

Cash collateral in the amount of $683,155 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

See accompanying notes to schedules of portfolio investments.

Investment Grade—Interest Rate Hedged

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 94.7%
	Aerospace & Defense — 1.4%

	Lockheed Martin Corp.
$140,000	4.07%, due 12/15/42	$136,497
	United Technologies Corp.
1,176,000	6.13%, due 07/15/38	1,463,123
240,000	5.70%, due 04/15/40	287,098
		1,886,718
	Air Freight & Logistics — 0.5%

	United Parcel Service, Inc.
584,000	2.45%, due 10/01/22	595,820

	Automobiles — 1.5%

	Daimler Finance North America LLC
100,000	8.50%, due 01/18/31	149,552
	Ford Motor Co.
620,000	7.45%, due 07/16/31	759,495
	General Motors Co.
859,000	4.88%, due 10/02/23	864,635
251,000	5.20%, due 04/01/45	216,825
		1,990,507
	Banks — 17.4%

	Banco do Brasil S.A.
299,000	3.88%, due 10/10/22	244,433
	Bank of America Corp.
330,000	5.70%, due 01/24/22	371,194
1,041,000	3.30%, due 01/11/23	1,038,364
241,000	4.20%, due 08/26/24	241,236
248,000	6.11%, due 01/29/37	269,924
952,000	7.75%, due 05/14/38	1,224,900
576,000	4.88%, due 04/01/44	600,076
	Barclays PLC
400,000	4.38%, due 01/12/26	386,011
	Citigroup, Inc.
450,000	3.50%, due 05/15/23	441,858
450,000	3.75%, due 06/16/24	461,037
450,000	3.88%, due 03/26/25	431,134
215,000	5.50%, due 09/13/25	230,291
359,000	5.88%, due 01/30/42	407,583
422,000	6.68%, due 09/13/43	497,610
1,111,000	5.30%, due 05/06/44	1,102,133
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A.
906,000	3.88%, due 02/08/22	954,468
1,037,000	4.63%, due 12/01/23	1,057,628
150,000	5.25%, due 05/24/41	172,935
513,000	5.25%, due 08/04/45	523,768
	Fifth Third Bancorp
507,000	8.25%, due 03/01/38	713,817
	HSBC Holdings PLC
627,000	4.25%, due 03/14/24	617,050
1,211,000	6.80%, due 06/01/38	1,384,396
799,000	5.25%, due 03/14/44	764,261
	JPMorgan Chase & Co.
1,602,000	4.50%, due 01/24/22	1,737,425
1,237,000	3.25%, due 09/23/22	1,256,722
141,000	3.88%, due 09/10/24	141,175
719,000	6.40%, due 05/15/38	898,637
	Lloyds Banking Group PLC
206,000	4.50%, due 11/04/24	204,076
	Wells Fargo & Co.
240,000	3.50%, due 03/08/22	251,890
1,132,000	3.30%, due 09/09/24	1,154,134
1,581,000	3.00%, due 02/19/25	1,579,185
387,000	3.90%, due 05/01/45	374,183
	Wells Fargo Bank N.A.
768,000	6.60%, due 01/15/38	1,003,784
		22,737,318
	Beverages — 2.2%

	Anheuser-Busch InBev Worldwide, Inc.
400,000	2.50%, due 07/15/22	395,649
1,100,000	3.75%, due 07/15/42	999,424
	Coca-Cola Co. (The)
434,000	3.30%, due 09/01/21	463,513
	PepsiCo, Inc.
996,000	2.75%, due 03/05/22	1,028,751
		2,887,337
	Capital Markets — 8.8%

	BlackRock, Inc.
190,000	3.50%, due 03/18/24	199,008
	Credit Suisse AG
1,021,000	3.00%, due 10/29/21	1,021,961
	Credit Suisse Group Funding Guernsey Ltd.
299,000	3.80%, due 09/15/22	292,938
400,000	3.75%, due 03/26/25	377,801
400,000	4.88%, due 05/15/45	364,421
	Deutsche Bank AG
199,000	3.70%, due 05/30/24	191,960
	Goldman Sachs Group, Inc. (The)
784,000	3.63%, due 01/22/23	797,210
381,000	5.95%, due 01/15/27	422,547
1,696,000	6.13%, due 02/15/33	1,982,717
471,000	6.45%, due 05/01/36	516,737
	Morgan Stanley
1,255,000	3.88%, due 04/29/24	1,289,432
1,336,000	3.70%, due 10/23/24	1,353,348
1,427,000	5.00%, due 11/24/25	1,501,017
	State Street Corp.
1,127,000	3.70%, due 11/20/23	1,197,941
		11,509,038
	Chemicals — 0.8%

	Dow Chemical Co. (The)
292,000	7.38%, due 11/01/29	369,794
	Ecolab, Inc.
300,000	4.35%, due 12/08/21	326,069
	EI du Pont de Nemours & Co.
330,000	2.80%, due 02/15/23	325,833
		1,021,696
	Communications Equipment — 1.2%

	Cisco Systems, Inc.
1,270,000	3.63%, due 03/04/24	1,368,263
	Telefonaktiebolaget LM Ericsson
150,000	4.13%, due 05/15/22	154,745
		1,523,008
	Consumer Finance — 1.3%

	American Express Co.
677,000	4.05%, due 12/03/42	652,055
	Ford Motor Credit Co. LLC
729,000	4.38%, due 08/06/23	748,188
	Toyota Motor Credit Corp.
320,000	3.40%, due 09/15/21	337,655
		1,737,898

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Diversified Financial Services — 2.1%
	Shell International Finance B.V.
$640,000	2.38%, due 08/21/22	$618,090
154,000	2.25%, due 01/06/23	142,319
450,000	3.25%, due 05/11/25	438,318
364,000	5.50%, due 03/25/40	383,540
632,000	4.55%, due 08/12/43	603,078
638,000	4.38%, due 05/11/45	591,687
		2,777,032
	Diversified Telecommunication Services — 5.7%

	AT&T, Inc.
375,000	6.50%, due 09/01/37	417,910
180,000	5.35%, due 09/01/40	175,222
1,332,000	5.55%, due 08/15/41	1,308,384
	CC Holdings GS V LLC/Crown Castle GS III Corp.
284,000	3.85%, due 04/15/23	286,113
	Embarq Corp.
572,000	8.00%, due 06/01/36	543,400
	Telefonica Emisiones SAU
636,000	7.05%, due 06/20/36	755,239
	Verizon Communications, Inc.
750,000	3.50%, due 11/01/21	781,572
910,000	5.15%, due 09/15/23	1,030,211
48,000	6.40%, due 09/15/33	55,931
836,000	5.85%, due 09/15/35	910,917
339,000	6.00%, due 04/01/41	368,743
650,000	4.86%, due 08/21/46	635,037
183,000	4.52%, due 09/15/48	166,995
		7,435,674
	Electric Utilities — 1.1%

	Duke Energy Florida LLC
100,000	6.40%, due 06/15/38	132,345
	FirstEnergy Corp.
239,000	7.38%, due 11/15/31	296,958
	Pacific Gas & Electric Co.
801,000	6.05%, due 03/01/34	982,853
		1,412,156
	Energy Equipment & Services — 0.3%

	Baker Hughes, Inc.
123,000	5.13%, due 09/15/40	107,959
	Halliburton Co.
234,000	7.45%, due 09/15/39	269,670
		377,629
	Food & Staples Retailing — 2.1%

	Wal-Mart Stores, Inc.
413,000	7.55%, due 02/15/30	593,295
582,000	5.25%, due 09/01/35	685,533
181,000	6.50%, due 08/15/37	238,813
1,039,000	5.63%, due 04/15/41	1,273,953
		2,791,594
	Food Products — 1.2%

	Kellogg Co.
409,000	7.45%, due 04/01/31	524,493
	Kraft Foods Group, Inc.
853,000	3.50%, due 06/06/22	879,903
	Unilever Capital Corp.
127,000	5.90%, due 11/15/32	165,960
		1,570,356
	Health Care Equipment & Supplies — 1.1%

	Medtronic, Inc.
930,000	3.50%, due 03/15/25	976,469
418,000	4.63%, due 03/15/45	444,923
		1,421,392
	Health Care Providers & Services — 3.2%

	Anthem, Inc.
467,000	3.30%, due 01/15/23	459,512
	Express Scripts Holding Co.
393,000	4.75%, due 11/15/21	420,783
	HCA, Inc.
500,000	5.00%, due 03/15/24	510,000
1,051,000	5.25%, due 04/15/25	1,082,530
	Howard Hughes Medical Institute
384,000	3.50%, due 09/01/23	412,799
	UnitedHealth Group, Inc.
734,000	6.88%, due 02/15/38	979,984
350,000	4.75%, due 07/15/45	382,722
		4,248,330
	Household Products — 0.7%

	Procter & Gamble Co. (The)
940,000	2.30%, due 02/06/22	955,381

	Industrial Conglomerates — 3.1%

	General Electric Co.
485,000	4.65%, due 10/17/21	549,395
1,087,000	2.70%, due 10/09/22	1,124,055
500,000	6.75%, due 03/15/32	666,458
488,000	6.88%, due 01/10/39	683,833
550,000	4.13%, due 10/09/42	555,927
219,000	4.50%, due 03/11/44	234,599
	Koninklijke Philips N.V.
241,000	6.88%, due 03/11/38	281,108
		4,095,375
	Insurance — 1.6%

	American International Group, Inc.
642,000	4.88%, due 06/01/22	684,803
123,000	4.13%, due 02/15/24	124,708
	AXA S.A.
239,000	8.60%, due 12/15/30	310,102
	MetLife, Inc.
364,000	5.70%, due 06/15/35	405,201
587,000	4.05%, due 03/01/45	530,413
		2,055,227
	Internet Software & Services — 0.4%

	Google, Inc.
430,000	3.38%, due 02/25/24	465,865

	IT Services — 0.9%

	International Business Machines Corp.
895,000	3.63%, due 02/12/24	940,177
183,000	4.00%, due 06/20/42	174,971
		1,115,148
	Machinery — 0.3%

	Caterpillar, Inc.
494,000	3.80%, due 08/15/42	451,557

	Media — 8.0%

	21st Century Fox America, Inc.
500,000	6.40%, due 12/15/35	566,202
750,000	6.65%, due 11/15/37	837,047

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
	Comcast Cable Communications Holdings, Inc.
$157,000	9.46%, due 11/15/22	$219,526
	Comcast Corp.
455,000	3.13%, due 07/15/22	473,782
992,000	3.60%, due 03/01/24	1,050,977
511,000	4.25%, due 01/15/33	523,295
821,000	6.50%, due 11/15/35	1,033,633
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
305,000	3.80%, due 03/15/22	313,370
910,000	6.38%, due 03/01/41	977,483
	Historic TW, Inc.
687,000	6.63%, due 05/15/29	780,301
	NBCUniversal Media LLC
371,000	5.95%, due 04/01/41	449,413
	Omnicom Group, Inc.
198,000	3.63%, due 05/01/22	200,768
	Time Warner Cable, Inc.
233,000	7.30%, due 07/01/38	245,836
640,000	6.75%, due 06/15/39	645,092
	Time Warner Entertainment Co. LP
204,000	8.38%, due 03/15/23	247,799
	Time Warner, Inc.
389,000	7.70%, due 05/01/32	466,744
380,000	6.10%, due 07/15/40	400,422
	Viacom, Inc.
826,000	4.38%, due 03/15/43	563,308
	Walt Disney Co. (The)
501,000	2.35%, due 12/01/22	508,603
		10,503,601
	Metals & Mining — 2.9%

	BHP Billiton Finance USA Ltd.
487,000	3.85%, due 09/30/23	486,490
395,000	4.13%, due 02/24/42	334,124
449,000	5.00%, due 09/30/43	437,280
	Newmont Mining Corp.
408,000	6.25%, due 10/01/39	363,898
	Rio Tinto Finance USA Ltd.
498,000	3.75%, due 09/20/21	493,268
	Southern Copper Corp.
1,140,000	5.25%, due 11/08/42	851,844
	Vale Overseas Ltd.
510,000	6.88%, due 11/21/36	348,585
257,000	6.88%, due 11/10/39	172,833
	Vale S.A.
548,000	5.63%, due 09/11/42	334,280
		3,822,602
	Multiline Retail — 0.8%

	Target Corp.
1,006,000	4.00%, due 07/01/42	1,024,066

	Multi-Utilities — 0.5%

	Berkshire Hathaway Energy Co.
504,000	6.50%, due 09/15/37	628,564

	Oil, Gas & Consumable Fuels — 7.1%

	Anadarko Petroleum Corp.
393,000	6.45%, due 09/15/36	326,247
	Apache Corp.
200,000	6.00%, due 01/15/37	165,689
	BP Capital Markets PLC
503,000	3.25%, due 05/06/22	495,900
415,000	2.75%, due 05/10/23	392,823
772,000	3.81%, due 02/10/24	766,877
	Canadian Natural Resources Ltd.
182,000	6.25%, due 03/15/38	133,734
	Cenovus Energy, Inc.
252,000	6.75%, due 11/15/39	177,345
	CNOOC Finance 2013 Ltd.
200,000	3.00%, due 05/09/23	189,684
	CNOOC Finance 2015 USA LLC
450,000	3.50%, due 05/05/25	438,671
	ConocoPhillips
614,000	6.50%, due 02/01/39	601,311
	Devon Energy Corp.
404,000	7.95%, due 04/15/32	322,665
	Ecopetrol S.A.
983,000	5.88%, due 09/18/23	872,118
	Hess Corp.
370,000	5.60%, due 02/15/41	266,045
	Kinder Morgan Energy Partners LP
570,000	6.95%, due 01/15/38	514,497
	Nexen Energy ULC
612,000	6.40%, due 05/15/37	695,198
	Phillips 66
440,000	4.30%, due 04/01/22	448,705
	Statoil ASA
143,000	3.70%, due 03/01/24	143,257
	Suncor Energy, Inc.
209,000	6.50%, due 06/15/38	190,511
	Total Capital International S.A.
184,000	2.88%, due 02/17/22	181,239
494,000	2.70%, due 01/25/23	473,758
103,000	3.70%, due 01/15/24	104,444
157,000	3.75%, due 04/10/24	159,716
	TransCanada PipeLines Ltd.
100,000	2.50%, due 08/01/22	92,720
569,000	6.20%, due 10/15/37	569,988
	Valero Energy Corp.
368,000	6.63%, due 06/15/37	366,133
	Williams Partners LP
317,000	6.30%, due 04/15/40	246,128
		9,335,403
	Pharmaceuticals — 5.6%

	AbbVie, Inc.
398,000	2.90%, due 11/06/22	394,928
738,000	4.40%, due 11/06/42	707,119
	AstraZeneca PLC
1,135,000	6.45%, due 09/15/37	1,445,644
	GlaxoSmithKline Capital PLC
993,000	2.85%, due 05/08/22	1,022,897
	GlaxoSmithKline Capital, Inc.
170,000	6.38%, due 05/15/38	218,338
	Merck & Co., Inc.
132,000	2.35%, due 02/10/22	132,485
990,000	4.15%, due 05/18/43	1,019,611
	Novartis Capital Corp.
330,000	2.40%, due 09/21/22	334,383
500,000	4.40%, due 05/06/44	539,942
	Pfizer, Inc.
489,000	3.00%, due 06/15/23	506,255
200,000	3.40%, due 05/15/24	209,838
562,000	7.20%, due 03/15/39	782,732
		7,314,172
	Real Estate Investment Trusts (REITs) — 0.7%

	American Tower Corp.
597,000	3.50%, due 01/31/23	585,953
	Weyerhaeuser Co.
235,000	7.38%, due 03/15/32	277,128

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Corporate Bonds (continued)
		$863,081
	Semiconductors & Semiconductor Equipment — 0.9%

	Intel Corp.
$317,000	3.30%, due 10/01/21	335,712
846,000	4.80%, due 10/01/41	903,367
		1,239,079
	Software — 1.5%

	Microsoft Corp.
439,000	5.30%, due 02/08/41	510,464
	Oracle Corp.
1,174,000	6.13%, due 07/08/39	1,459,307
		1,969,771
	Specialty Retail — 0.6%

	Home Depot, Inc. (The)
646,000	5.88%, due 12/16/36	806,026

	Technology Hardware, Storage & Peripherals — 3.8%

	Apple, Inc.
477,000	2.70%, due 05/13/22	484,472
1,295,000	2.40%, due 05/03/23	1,283,285
126,000	3.45%, due 05/06/24	133,096
700,000	2.50%, due 02/09/25	687,884
306,000	3.20%, due 05/13/25	316,196
1,015,000	3.85%, due 05/04/43	943,789
100,000	3.45%, due 02/09/45	86,985
	HP, Inc.
573,000	4.38%, due 09/15/21	578,097
100,000	4.65%, due 12/09/21	102,020
	Seagate HDD Cayman
254,000	4.75%, due 06/01/23	205,239
150,000	4.75%, due 01/01/25	114,930
		4,935,993
	Thrifts & Mortgage Finance — 0.7%

	Abbey National Treasury Services PLC
585,000	4.00%, due 03/13/24	624,632
	BPCE S.A.
250,000	4.00%, due 04/15/24	261,851
		886,483
	Tobacco — 1.2%

	Altria Group, Inc.
891,000	2.85%, due 08/09/22	894,984
200,000	4.00%, due 01/31/24	214,858
	Philip Morris International, Inc.
333,000	6.38%, due 05/16/38	422,704
		1,532,546
	Wireless Telecommunication Services — 1.5%

	America Movil SAB de CV
735,000	3.13%, due 07/16/22	736,188
	Vodafone Group PLC
1,038,000	2.95%, due 02/19/23	995,151
350,000	4.38%, due 02/19/43	289,357
		2,020,696
	Total Corporate Bonds (Cost $127,619,650)	123,944,139

	Repurchase Agreements (a) — 2.4%
3,170,623	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $3,170,649	3,170,623
	Total Repurchase Agreements (Cost $3,170,623)	3,170,623
	Total Investment Securities (Cost $130,790,273) — 97.1%	127,114,762
	Other assets less liabilities — 2.9%	3,783,365
	Net Assets — 100.0%	$130,898,127

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,344,830
Aggregate gross unrealized depreciation	(5,099,242)
Net unrealized depreciation	$(3,754,412)
Federal income tax cost of investments	$130,869,174

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	571	06/21/16	$74,524,422	$54,818
U.S. Long Bond Futures Contracts	178	06/21/16	29,286,562	137,021
Ultra Long Term U.S. Treasury Bond Futures Contracts	111	06/21/16	19,220,344	54,648
				$246,487

Cash collateral in the amount of $2,217,215 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

See accompanying notes to schedules of portfolio investments.

USD Covered Bond

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Corporate Bonds — 98.8%
	Banks — 94.2%

	Australia & New Zealand Banking Group Ltd.
$250,000	2.05%, due 05/27/20(a)	$250,990
	Bank of Nova Scotia (The)
320,000	1.85%, due 04/14/20	320,007
	Canadian Imperial Bank of Commerce
200,000	2.25%, due 07/21/20(a)	202,879
	Commonwealth Bank of Australia
300,000	1.88%, due 12/11/18(a)	301,498
	Credit Mutuel - CIC Home Loan SFH
200,000	1.50%, due 11/16/17(a)	200,237
	DNB Boligkreditt AS
270,000	1.45%, due 03/21/18(a)	269,593
	National Australia Bank Ltd.
295,000	2.00%, due 02/22/19(a)	295,793
	Norddeutsche Landesbank Girozentrale
200,000	2.00%, due 02/05/19(a)	201,787
	Royal Bank of Canada
327,000	1.20%, due 09/19/17	326,899
330,000	2.00%, due 10/01/18	333,957
300,000	2.20%, due 09/23/19	304,540
380,000	1.88%, due 02/05/20	381,954
200,000	2.10%, due 10/14/20	201,605
	Skandinaviska Enskilda Banken AB
200,000	1.38%, due 05/29/18(a)	199,204
	SpareBank 1 Boligkreditt AS
320,000	1.25%, due 05/02/18(a)	317,540
	Stadshypotek AB
320,000	1.25%, due 05/23/18(a)	318,009
	Swedbank Hypotek AB
200,000	1.38%, due 03/28/18(a)	199,370
	Toronto-Dominion Bank (The)
200,000	2.25%, due 09/25/19(a)	203,225
	Westpac Banking Corp.
200,000	1.38%, due 05/30/18(a)	199,102
440,000	1.85%, due 11/26/18(a)	442,187
200,000	2.00%, due 05/21/19(a)	201,647
350,000	2.00%, due 03/03/20(a)	351,175
200,000	2.25%, due 11/09/20(a)	201,901
		6,225,099
	Capital Markets — 4.6%

	ING Bank N.V.
300,000	2.63%, due 12/05/22(a)	306,554

	Total Corporate Bonds (Cost $6,491,869)	6,531,653

	Repurchase Agreements (b) — 0.9%
56,390	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $56,390	56,390
	Total Repurchase Agreements (Cost $56,390)	56,390
	Total Investment Securities (Cost $6,548,259) — 99.7%	6,588,043
	Other assets less liabilities — 0.3%	18,211
	Net Assets — 100.0%	$6,606,254

(a)         Security is not registered for public sale, but may be sold to qualified institutional buyers under Rule 144A under the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,487
Aggregate gross unrealized depreciation	(1,703)
Net unrealized appreciation	$39,784
Federal income tax cost of investments	$6,548,259

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of February 29, 2016:

Canada	34.4%
Australia	34.0%
Sweden	10.8%
Norway	8.9%
Netherlands	4.6%
Germany	3.1%
France	3.0%
Other (1)	1.2%
100.0%

(1)                                 Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount			Value
		Sovereign Government & Agency Obligations — 88.7%
		Germany — 88.7%

		Bund Laender Anleihe
EUR	139,000	1.50%, due 07/15/20	$162,218
		Bundesrepublik Deutschland
139,000		3.75%, due 01/04/19	169,652
136,000		3.50%, due 07/04/19	167,832
143,000		1.75%, due 07/04/22	176,097
158,000		0.50%, due 02/15/25	179,599
148,000		1.00%, due 08/15/25	175,331
		Gemeinsame Deutsche Bundeslaender
75,000		1.75%, due 06/13/22	90,245
65,000		0.50%, due 02/05/25	71,513
		KFW
159,000		0.00%, due 12/07/18	174,576
133,000		3.88%, due 01/21/19	162,362
151,000		0.88%, due 03/18/19	170,310
159,000		0.13%, due 06/01/20	175,940
129,000		3.38%, due 01/18/21	165,230
		State of Baden-Wurttemberg
67,000		1.00%, due 07/18/22	77,308
76,000		2.00%, due 11/13/23	94,026
		State of Berlin
65,000		1.88%, due 06/12/23	79,357
67,000		1.63%, due 06/03/24	80,774
		State of Brandenburg
50,000		1.50%, due 02/12/20	58,011
48,000		3.50%, due 06/15/21	62,043
		State of Hesse
66,000		1.75%, due 01/20/23	79,784
65,000		1.38%, due 06/10/24	77,001
		State of Lower Saxony
54,000		4.25%, due 02/27/18	64,017
71,000		2.13%, due 01/16/24	88,549
		State of North Rhine-Westphalia
68,000		0.88%, due 12/04/17	75,428
81,000		1.88%, due 09/15/22	98,277
		State of Rhineland-Palatinate
60,000		4.25%, due 03/02/18	71,153
52,000		0.50%, due 01/21/25	57,273
		State of Saxony-Anhalt
43,000		1.63%, due 04/25/23	51,651
46,000		1.88%, due 04/10/24	56,467
			3,212,024
		Total Sovereign Government & Agency Obligations (Cost $3,570,626)	3,212,024

		Corporate Bonds — 10.4%
		Banks — 10.4%

		Landeskreditbank Baden-Wuerttemberg Foerderbank
49,000		0.25%, due 11/25/19	54,267
68,000		0.13%, due 11/05/20	74,993
		Landwirtschaftliche Rentenbank
58,000		1.25%, due 05/20/22	68,369
56,000		0.25%, due 11/24/22	61,975
		NRW Bank
44,000		0.63%, due 06/30/17	48,410
54,000		3.88%, due 01/27/20	68,140
			376,154
		Total Corporate Bonds (Cost $394,572)	376,154

		Repurchase Agreements (a) — 0.5%
19,461		Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $19,461	19,461
		Total Repurchase Agreements (Cost $19,461)	19,461
		Total Investment Securities (Cost $3,984,659) — 99.6%	3,607,639
		Other assets less liabilities — 0.4%	14,141
		Net Assets — 100.0%	$3,621,780

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

EUR                      Euro

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,453
Aggregate gross unrealized depreciation	(392,050)
Net unrealized depreciation	$(378,597)
Federal income tax cost of investments	$3,986,236

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Sovereign Government & Agency Obligations — 74.4%
	Brazil — 4.4%

	Banco Nacional de Desenvolvimento Economico e Social
$100,000	6.37%, due 06/16/18	$100,550
	Brazilian Government International Bond
60,000	8.88%, due 10/14/19	69,450
		170,000
	Colombia — 3.7%

	Colombia Government International Bond
110,000	11.75%, due 02/25/20	141,075

	Croatia — 2.9%

	Croatia Government International Bond
100,000	6.63%, due 07/14/20	108,625

	Hungary — 3.1%

	Hungary Government International Bond
114,000	4.13%, due 02/19/18	118,127

	Indonesia — 4.6%

	Indonesia Government International Bond
162,000	6.88%, due 01/17/18	176,165

	Lithuania — 2.8%

	Lithuania Government International Bond
100,000	5.13%, due 09/14/17	105,875

	Mexico — 4.6%

	Mexico Government International Bond
30,000	5.63%, due 01/15/17	31,020
30,000	5.95%, due 03/19/19	33,442
100,000	5.13%, due 01/15/20	109,600
		174,062
	Philippines — 3.1%

	Philippine Government International Bond
100,000	6.50%, due 01/20/20	117,678

	Poland — 2.1%

	Poland Government International Bond
70,000	6.38%, due 07/15/19	79,870

	Qatar — 5.4%

	SoQ Sukuk A Q.S.C
201,000	2.10%, due 01/18/18	203,512

	Russia — 2.8%

	Russian Foreign Bond - Eurobond
100,000	5.00%, due 04/29/20	104,350

	South Africa — 2.9%

	South Africa Government International Bond
100,000	6.88%, due 05/27/19	108,470

	South Korea — 7.6%

	Export-Import Bank of Korea
100,000	5.13%, due 06/29/20	112,720
	Korea International Bond
150,000	7.13%, due 04/16/19	174,375
		287,095
	Sri Lanka — 2.5%

	Sri Lanka Government International Bond
100,000	6.25%, due 10/04/20	96,550

	Turkey — 9.2%

	Hazine Mustesarligi Varlik Kiralama AS
230,000	4.56%, due 10/10/18	236,018
	Turkey Government International Bond
100,000	7.50%, due 11/07/19	112,339
		348,357
	Ukraine — 11.6%

	Ukraine Government International Bond
200,000	6.25%, due 06/17/16^	163,300
140,000	6.58%, due 11/21/16^	114,310
100,000	8.38%, due 11/03/17^	81,650
100,000	6.75%, due 11/14/17^	81,650
		440,910
	Venezuela — 1.1%

	Venezuela Government International Bond
30,000	7.00%, due 12/01/18	12,075
50,000	7.75%, due 10/13/19	18,375
30,000	6.00%, due 12/09/20	10,725
		41,175
	Total Sovereign Government & Agency Obligations (Cost $2,704,494)	2,821,896

	Corporate Bonds — 22.3%
	Banks — 2.8%

	Russian Agricultural Bank OJSC Via RSHB Capital S.A.
100,000	7.75%, due 05/29/18	105,655

	Diversified Financial Services — 3.4%

	Gazprom OAO Via Gaz Capital S.A.
125,000	6.21%, due 11/22/16	127,939

	Electric Utilities — 3.0%

	Majapahit Holding B.V.
100,000	8.00%, due 08/07/19	113,750

	Electrical Equipment — 2.7%

	Power Sector Assets & Liabilities Management Corp.
100,000	6.88%, due 11/02/16	103,625

	Oil, Gas & Consumable Fuels — 10.4%

	Petrobras Global Finance B.V.
40,000	5.88%, due 03/01/18	37,622
90,000	7.88%, due 03/15/19	81,225
80,000	4.88%, due 03/17/20	61,208
	Petroleos de Venezuela S.A.
20,000	5.13%, due 10/28/16	14,800
50,000	5.25%, due 04/12/17	22,945
	Petroleos Mexicanos
100,000	5.75%, due 03/01/18	103,350
36,000	6.00%, due 03/05/20	37,026
40,000	3.50%, due 07/23/20	37,800
		395,976
	Total Corporate Bonds (Cost $877,655)	846,945

	Repurchase Agreements (a) — 2.3%
86,245	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $86,245	86,245

See accompanying notes to schedules of portfolio investments.

Value
Total Repurchase Agreements (Cost $86,245)	$86,245
Total Investment Securities (Cost $3,668,394) — 99.0%	3,755,086
Other assets less liabilities — 1.0%	37,939
Net Assets — 100.0%	$3,793,025

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $440,910 or 11.62% of net assets.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$163,115
Aggregate gross unrealized depreciation	(76,423)
Net unrealized appreciation	$86,692
Federal income tax cost of investments	$3,668,394

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of February 29, 2016:

Ukraine	11.6%
Mexico	9.3%
Brazil	9.2%
Turkey	9.2%
Russia	8.9%
Indonesia	7.6%
South Korea	7.6%
Philippines	5.8%
Qatar	5.4%
Colombia	3.7%
Hungary	3.1%
Croatia	2.9%
South Africa	2.9%
Lithuania	2.8%
Sri Lanka	2.5%
Poland	2.1%
Venezuela	2.1%
Other (1)	3.3%
100.0%

(1)                                 Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 8.3%
	Consumer Discretionary — 1.2%

52	1-800-Flowers.com, Inc., Class A*	$406
55	2U, Inc.*	1,229
144	Abercrombie & Fitch Co., Class A	4,183
44	AMC Entertainment Holdings, Inc., Class A	1,057
157	American Axle & Manufacturing Holdings, Inc.*	2,295
405	American Eagle Outfitters, Inc.	6,180
34	American Public Education, Inc.*	525
18	America’s Car-Mart, Inc.*	453
196	Apollo Education Group, Inc.*	1,605
27	Arctic Cat, Inc.	472
53	Asbury Automotive Group, Inc.*	3,095
356	Ascena Retail Group, Inc.*	3,008
28	Ascent Capital Group, Inc., Class A*	389
66	Barnes & Noble Education, Inc.*	705
105	Barnes & Noble, Inc.	1,018
22	Bassett Furniture Industries, Inc.	682
68	Beazer Homes USA, Inc.*	498
59	bebe stores, Inc.	27
201	Belmond Ltd., Class A*	1,847
38	Big 5 Sporting Goods Corp.	521
103	Big Lots, Inc.	4,166
3	Biglari Holdings, Inc.*	1,106
45	BJ’s Restaurants, Inc.*	1,984
47	Black Diamond, Inc.*	202
257	Bloomin’ Brands, Inc.	4,444
25	Blue Nile, Inc.	651
43	Bob Evans Farms, Inc.	1,845
17	Bojangles’, Inc.*	246
25	Boot Barn Holdings, Inc.*	254
165	Boyd Gaming Corp.*	2,858
31	Bravo Brio Restaurant Group, Inc.*	242
35	Bridgepoint Education, Inc.*	222
77	Bright Horizons Family Solutions, Inc.*	4,879
59	Buckle, Inc. (The)	1,876
39	Buffalo Wild Wings, Inc.*	6,187
29	Build-A-Bear Workshop, Inc.*	414
156	Burlington Stores, Inc.*	8,745
96	Caesars Acquisition Co., Class A*	582
115	Caesars Entertainment Corp.*	1,040
159	CalAtlantic Group, Inc.	4,824
91	Caleres, Inc.	2,579
162	Callaway Golf Co.	1,440
27	Cambium Learning Group, Inc.*	120
25	Capella Education Co.	1,156
141	Career Education Corp.*	355
51	Carmike Cinemas, Inc.*	1,119
32	Carriage Services, Inc.	660
74	Carrols Restaurant Group, Inc.*	982
55	Cato Corp. (The), Class A	1,991
18	Cavco Industries, Inc.*	1,461
153	Central European Media Enterprises Ltd., Class A*	376
32	Century Communities, Inc.*	504
101	Cheesecake Factory, Inc. (The)	5,040
158	Chegg, Inc.*	678
18	Cherokee, Inc.*	306
297	Chico’s FAS, Inc.	3,790
43	Children’s Place, Inc. (The)	2,930
77	Christopher & Banks Corp.*	109
26	Churchill Downs, Inc.	3,526
34	Chuy’s Holdings, Inc.*	1,089
32	Citi Trends, Inc.	592
91	ClubCorp Holdings, Inc.	1,208
15	Collectors Universe, Inc.	239
59	Columbia Sportswear Co.	3,512
50	Conn’s, Inc.*	848
33	Container Store Group, Inc. (The)*	179
119	Cooper Tire & Rubber Co.	4,677
28	Cooper-Standard Holding, Inc.*	2,051
48	Core-Mark Holding Co., Inc.	3,534
40	Cracker Barrel Old Country Store, Inc.	5,922
160	Crocs, Inc.*	1,566
72	Crown Media Holdings, Inc., Class A*	316
19	CSS Industries, Inc.	514
21	Culp, Inc.	535
296	Cumulus Media, Inc., Class A*	74
2	Daily Journal Corp.*	390
317	Dana Holding Corp.	3,943
47	Dave & Buster’s Entertainment, Inc.*	1,735
68	Deckers Outdoor Corp.*	3,846
49	Del Frisco’s Restaurant Group, Inc.*	757
175	Denny’s Corp.*	1,808
74	Destination XL Group, Inc.*	329
132	DeVry Education Group, Inc.	2,410
86	Diamond Resorts International, Inc.*	1,874
35	DineEquity, Inc.	3,201
55	Dorman Products, Inc.*	2,781
157	DreamWorks Animation SKG, Inc., Class A*	4,029
50	Drew Industries, Inc.	3,009
16	Duluth Holdings, Inc.*	265
123	E.W. Scripps Co. (The), Class A	2,123
28	El Pollo Loco Holdings, Inc.*	361
58	Eldorado Resorts, Inc.*	581
7	Empire Resorts, Inc.*	87
53	Entercom Communications Corp., Class A*	606
132	Entravision Communications Corp., Class A	1,019
59	Eros International PLC*	471
21	Escalade, Inc.	265
53	Ethan Allen Interiors, Inc.	1,512
41	Etsy, Inc.*	326
103	EVINE Live, Inc.*	52
175	Express, Inc.*	3,015
63	Federal-Mogul Holdings Corp.*	457
29	Fenix Parts, Inc.*	144
56	Fiesta Restaurant Group, Inc.*	1,855
95	Finish Line, Inc. (The), Class A	1,731
113	Five Below, Inc.*	4,334
12	Flexsteel Industries, Inc.	490
10	Fogo De Chao, Inc.*	160
35	Fox Factory Holding Corp.*	523
88	Francesca’s Holdings Corp.*	1,591
77	Fred’s, Inc., Class A	1,100
38	FTD Cos., Inc.*	883
83	G-III Apparel Group Ltd.*	4,378
46	Genesco, Inc.*	3,035
74	Gentherm, Inc.*	3,086
96	Global Eagle Entertainment, Inc.*	863
98	Grand Canyon Education, Inc.*	3,820
131	Gray Television, Inc.*	1,512
45	Green Brick Partners, Inc.*	275
48	Group 1 Automotive, Inc.	2,676
128	Guess?, Inc.	2,733
24	Habit Restaurants, Inc. (The), Class A*	499
100	Harte-Hanks, Inc.	309
42	Haverty Furniture Cos., Inc.	816
59	Helen of Troy Ltd.*	5,626

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
21	Hemisphere Media Group, Inc.*	$291
47	Hibbett Sports, Inc.*	1,668
22	Hooker Furniture Corp.	702
38	Horizon Global Corp.*	336
284	Houghton Mifflin Harcourt Co.*	5,342
247	Hovnanian Enterprises, Inc., Class A*	373
67	HSN, Inc.	3,557
99	Iconix Brand Group, Inc.*	861
125	IMAX Corp.*	3,689
41	Installed Building Products, Inc.*	916
58	International Speedway Corp., Class A	2,000
81	Interval Leisure Group, Inc.	1,049
37	Intrawest Resorts Holdings, Inc.*	316
62	iRobot Corp.*	1,943
46	Isle of Capri Casinos, Inc.*	522
29	J Alexander’s Holdings, Inc.*	301
72	Jack in the Box, Inc.	4,950
39	JAKKS Pacific, Inc.*	282
27	Jamba, Inc.*	358
10	Johnson Outdoors, Inc., Class A	219
51	Journal Media Group, Inc.	613
70	K12, Inc.*	685
169	KB Home	2,062
36	Kirkland’s, Inc.	514
18	Kona Grill, Inc.*	267
134	Krispy Kreme Doughnuts, Inc.*	1,962
194	La Quinta Holdings, Inc.*	2,107
34	Lands’ End, Inc.*	818
106	La-Z-Boy, Inc.	2,581
29	LGI Homes, Inc.*	688
45	Libbey, Inc.	748
1	Liberty Interactive Corp. QVC Group, Class A*	25
12	Liberty Tax, Inc.	204
155	Liberty TripAdvisor Holdings, Inc., Class A*	3,160
196	LifeLock, Inc.*	2,162
22	Lifetime Brands, Inc.	263
47	Lithia Motors, Inc., Class A	4,358
27	Loral Space & Communications, Inc.*	866
56	Lumber Liquidators Holdings, Inc.*	634
51	M/I Homes, Inc.*	896
37	Malibu Boats, Inc., Class A*	572
38	Marcus Corp. (The)	710
22	Marine Products Corp.	162
53	MarineMax, Inc.*	940
54	Marriott Vacations Worldwide Corp.	3,270
42	Mattress Firm Holding Corp.*	1,891
14	MCBC Holdings, Inc.*	186
81	MDC Holdings, Inc.	1,791
90	MDC Partners, Inc., Class A	1,919
199	Media General, Inc.*	3,307
76	Meredith Corp.	3,305
82	Meritage Homes Corp.*	2,663
24	Metaldyne Performance Group, Inc.	343
99	Modine Manufacturing Co.*	939
21	Monarch Casino & Resort, Inc.*	423
66	Monro Muffler Brake, Inc.	4,512
56	Morgans Hotel Group Co.*	83
37	Motorcar Parts of America, Inc.*	1,276
33	Movado Group, Inc.	964
9	NACCO Industries, Inc., Class A	445
127	National CineMedia, Inc.	1,899
65	Nautilus, Inc.*	1,098
23	New Home Co., Inc. (The)*	231
93	New Media Investment Group, Inc.	1,454
285	New York Times Co. (The), Class A	3,582
65	Nexstar Broadcasting Group, Inc., Class A	2,904
24	Noodles & Co.*	308
60	Nutrisystem, Inc.	1,221
21	Ollie’s Bargain Outlet Holdings, Inc.*	424
36	Outerwall, Inc.	1,123
25	Overstock.com, Inc.*	365
30	Oxford Industries, Inc.	2,179
60	Papa John’s International, Inc.	3,489
19	Papa Murphy’s Holdings, Inc.*	206
52	Party City Holdco, Inc.*	514
165	Penn National Gaming, Inc.*	2,284
94	Performance Sports Group Ltd.*	714
25	Perry Ellis International, Inc.*	462
42	PetMed Express, Inc.	693
173	Pier 1 Imports, Inc.	855
125	Pinnacle Entertainment, Inc.*	3,614
32	Planet Fitness, Inc., Class A*	459
90	Pool Corp.	7,224
48	Popeyes Louisiana Kitchen, Inc.*	2,616
45	Potbelly Corp.*	565
34	Reading International, Inc., Class A*	342
29	Red Robin Gourmet Burgers, Inc.*	1,888
75	Regis Corp.*	1,075
110	Rent-A-Center, Inc.	1,405
69	Restoration Hardware Holdings, Inc.*	2,621
129	Ruby Tuesday, Inc.*	682
72	Ruth’s Hospitality Group, Inc.	1,265
8	Saga Communications, Inc., Class A	300
55	Scholastic Corp.	1,927
104	Scientific Games Corp., Class A*	885
142	SeaWorld Entertainment, Inc.	2,569
102	Select Comfort Corp.*	1,826
74	Sequential Brands Group, Inc.*	516
12	Shake Shack, Inc., Class A*	500
31	Shoe Carnival, Inc.	731
73	Shutterfly, Inc.*	3,244
137	Sinclair Broadcast Group, Inc., Class A	4,229
45	Sizmek, Inc.*	147
45	Skullcandy, Inc.*	159
111	Smith & Wesson Holding Corp.*	2,815
68	Sonic Automotive, Inc., Class A	1,302
102	Sonic Corp.	2,996
129	Sotheby’s	2,935
24	Speedway Motorsports, Inc.	437
37	Sportsman’s Warehouse Holdings, Inc.*	480
66	Stage Stores, Inc.	554
41	Standard Motor Products, Inc.	1,235
61	Stein Mart, Inc.	452
117	Steven Madden Ltd.*	4,118
58	Stoneridge, Inc.*	698
7	Strattec Security Corp.	360
23	Strayer Education, Inc.*	1,038
39	Sturm Ruger & Co., Inc.	2,742
49	Superior Industries International, Inc.	968
15	Superior Uniform Group, Inc.	266
100	Tailored Brands, Inc.	1,544
67	Taylor Morrison Home Corp., Class A*	932
120	Tenneco, Inc.*	5,462
145	Texas Roadhouse, Inc.	6,048
56	Tile Shop Holdings, Inc.*	707
23	Tilly’s, Inc., Class A*	165
227	Time, Inc.	3,201
44	Tower International, Inc.	944
14	Townsquare Media, Inc., Class A*	137
335	TRI Pointe Group, Inc.*	3,454
55	Tribune Publishing Co.	461

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
91	Tuesday Morning Corp.*	$612
116	Tumi Holdings, Inc.*	2,291
31	Unifi, Inc.*	695
30	Universal Electronics, Inc.*	1,594
44	Universal Technical Institute, Inc.	172
75	Vail Resorts, Inc.	9,556
44	Vera Bradley, Inc.*	732
32	Vince Holding Corp.*	207
62	Vitamin Shoppe, Inc.*	1,711
41	VOXX International Corp.*	164
42	Wayfair, Inc., Class A*	1,637
32	WCI Communities, Inc.*	552
57	Weight Watchers International, Inc.*	671
37	West Marine, Inc.*	303
14	Weyco Group, Inc.	381
40	William Lyon Homes, Class A*	474
14	Wingstop, Inc.*	333
5	Winmark Corp.	485
56	Winnebago Industries, Inc.	1,049
214	Wolverine World Wide, Inc.	4,051
62	World Wrestling Entertainment, Inc., Class A	1,037
57	ZAGG, Inc.*	594
40	Zoe’s Kitchen, Inc.*	1,397
41	Zumiez, Inc.*	847
		446,410
	Consumer Staples — 0.3%

8	Alico, Inc.	192
31	Amplify Snack Brands, Inc.*	319
59	Andersons, Inc. (The)	1,584
17	Arcadia Biosciences, Inc.*	48
120	B&G Foods, Inc.	4,151
19	Boston Beer Co., Inc. (The), Class A*	3,574
31	Calavo Growers, Inc.	1,660
65	Cal-Maine Foods, Inc.	3,470
81	Casey’s General Stores, Inc.	8,551
138	Castle Brands, Inc.*	114
88	Central Garden & Pet Co., Class A*	1,191
39	Chefs’ Warehouse, Inc. (The)*	736
10	Coca-Cola Bottling Co. Consolidated	1,747
21	Craft Brew Alliance, Inc.*	174
342	Darling Ingredients, Inc.*	3,081
196	Dean Foods Co.	3,781
54	Elizabeth Arden, Inc.*	335
43	Fairway Group Holdings Corp.*	13
16	Farmer Brothers Co.*	422
69	Fresh Del Monte Produce, Inc.	2,768
89	Fresh Market, Inc. (The)*	2,053
43	Freshpet, Inc.*	286
163	HRG Group, Inc.*	1,897
28	Ingles Markets, Inc., Class A	944
35	Inter Parfums, Inc.	886
41	Inventure Foods, Inc.*	251
31	J&J Snack Foods Corp.	3,435
17	John B. Sanfilippo & Son, Inc.	1,183
38	Lancaster Colony Corp.	3,867
56	Landec Corp.*	565
10	Lifeway Foods, Inc.*	113
24	Limoneira Co.	335
23	Medifast, Inc.	698
21	MGP Ingredients, Inc.	491
24	National Beverage Corp.*	912
19	Natural Grocers by Vitamin Cottage, Inc.*	382
16	Natural Health Trends Corp.	499
22	Nature’s Sunshine Products, Inc.	184
17	Nutraceutical International Corp.*	417
10	Oil-Dri Corp. of America	368
45	Omega Protein Corp.*	1,069
19	Orchids Paper Products Co.	523
35	Performance Food Group Co.*	866
128	Post Holdings, Inc.*	8,891
40	PriceSmart, Inc.	3,090
24	Revlon, Inc., Class A*	840
46	Sanderson Farms, Inc.	4,198
1	Seaboard Corp.*	2,925
16	Seneca Foods Corp., Class A*	532
50	Smart & Final Stores, Inc.*	813
145	Snyder’s-Lance, Inc.	4,738
78	SpartanNash Co.	2,141
543	SUPERVALU, Inc.*	2,775
44	Synutra International, Inc.*	224
39	Tootsie Roll Industries, Inc.	1,299
117	TreeHouse Foods, Inc.*	9,877
104	United Natural Foods, Inc.*	3,209
47	Universal Corp.	2,561
12	USANA Health Sciences, Inc.*	1,353
178	Vector Group Ltd.	4,135
15	Village Super Market, Inc., Class A	398
30	WD-40 Co.	3,240
23	Weis Markets, Inc.	958
		118,332
	Energy — 0.2%

195	Abraxas Petroleum Corp.*	175
4	Adams Resources & Energy, Inc.	131
65	Alon USA Energy, Inc.	641
75	Approach Resources, Inc.*	57
144	Archrock, Inc.	575
37	Ardmore Shipping Corp.	297
134	Atwood Oceanics, Inc.	922
88	Basic Energy Services, Inc.*	154
104	Bill Barrett Corp.*	297
103	Bonanza Creek Energy, Inc.*	192
72	Bristow Group, Inc.	1,095
117	C&J Energy Services Ltd.*	121
166	Callon Petroleum Co.*	1,059
41	CARBO Ceramics, Inc.	820
121	Carrizo Oil & Gas, Inc.*	2,602
12	Clayton Williams Energy, Inc.*	176
148	Clean Energy Fuels Corp.*	426
126	Cloud Peak Energy, Inc.*	214
36	Contango Oil & Gas Co.*	217
119	Delek U.S. Holdings, Inc.	1,883
192	DHT Holdings, Inc.	1,119
52	Dorian LPG Ltd.*	560
3	Earthstone Energy, Inc.*	33
100	Eclipse Resources Corp.*	95
91	Energy Fuels, Inc.*	225
196	Energy XXI Ltd.	73
43	Era Group, Inc.*	396
29	Erin Energy Corp.*	70
51	Evolution Petroleum Corp.	220
327	EXCO Resources, Inc.*	343
72	Exterran Corp.*	982
133	Fairmount Santrol Holdings, Inc.*	263
123	Forum Energy Technologies, Inc.*	1,446
99	Frontline Ltd.	873
86	GasLog Ltd.	817
168	Gastar Exploration, Inc.*	116
35	Gener8 Maritime, Inc.*	217
27	Geospace Technologies Corp.*	302
79	Green Plains, Inc.	1,074

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
53	GulfMark Offshore, Inc., Class A*	$190
153	Halcon Resources Corp.*	89
23	Hallador Energy Co.	111
219	Helix Energy Solutions Group, Inc.*	854
66	Hornbeck Offshore Services, Inc.*	567
34	Independence Contract Drilling, Inc.*	131
19	ION Geophysical Corp.*	59
2	Isramco, Inc.*	163
60	Jones Energy, Inc., Class A*	90
276	Key Energy Services, Inc.*	63
152	Matador Resources Co.*	2,453
55	Matrix Service Co.*	1,011
494	McDermott International, Inc.*	1,630
26	Natural Gas Services Group, Inc.*	470
170	Navios Maritime Acquisition Corp.	289
174	Newpark Resources, Inc.*	649
39	Nordic American Offshore Ltd.	184
185	Nordic American Tankers Ltd.	2,557
15	North Atlantic Drilling Ltd.*	26
128	Northern Oil and Gas, Inc.*	428
374	Oasis Petroleum, Inc.*	2,016
107	Oil States International, Inc.*	2,794
66	Pacific Ethanol, Inc.*	260
34	Panhandle Oil and Gas, Inc., Class A	528
33	Par Pacific Holdings, Inc.*	650
253	Parker Drilling Co.*	395
207	Parsley Energy, Inc., Class A*	3,805
83	PDC Energy, Inc.*	4,159
38	Peabody Energy Corp.	93
26	PHI, Inc. (Non-Voting)*	474
133	Pioneer Energy Services Corp.*	182
91	Renewable Energy Group, Inc.*	663
12	REX American Resources Corp.*	606
100	Rex Energy Corp.*	59
25	RigNet, Inc.*	330
50	Ring Energy, Inc.*	209
136	RSP Permian, Inc.*	3,252
109	Sanchez Energy Corp.*	388
371	Scorpio Tankers, Inc.	2,308
38	SEACOR Holdings, Inc.*	1,839
91	SemGroup Corp., Class A	1,729
116	Seventy Seven Energy, Inc.*	56
123	Ship Finance International Ltd.	1,603
119	Stone Energy Corp.*	184
247	Synergy Resources Corp.*	1,544
197	Teekay Tankers Ltd., Class A	810
81	Tesco Corp.	586
165	TETRA Technologies, Inc.*	832
97	Tidewater, Inc.	558
54	TransAtlantic Petroleum Ltd.*	33
97	Triangle Petroleum Corp.*	31
111	U.S. Silica Holdings, Inc.	2,130
317	Ultra Petroleum Corp.*	113
104	Unit Corp.*	557
202	Uranium Energy Corp.*	174
73	W&T Offshore, Inc.*	133
147	Western Refining, Inc.	3,920
37	Westmoreland Coal Co.*	228
		73,523
	Financials — 2.2%

34	1st Source Corp.	1,035
143	Acadia Realty Trust (REIT)	4,726
15	Access National Corp.	279
84	Actua Corp.*	683
59	AG Mortgage Investment Trust, Inc. (REIT)	727
43	Agree Realty Corp. (REIT)	1,593
101	Alexander & Baldwin, Inc.	3,386
4	Alexander’s, Inc. (REIT)	1,539
6	Allegiance Bancshares, Inc.*	104
2	Altisource Asset Management Corp.*	34
27	Altisource Portfolio Solutions S.A.*	723
119	Altisource Residential Corp. (REIT)	1,116
93	Ambac Financial Group, Inc.*	1,420
77	American Assets Trust, Inc. (REIT)	2,856
99	American Capital Mortgage Investment Corp. (REIT)	1,368
169	American Equity Investment Life Holding Co.	2,298
18	American National Bankshares, Inc.	457
67	Ameris Bancorp	1,808
39	AMERISAFE, Inc.	2,008
19	Ames National Corp.	445
16	Anchor BanCorp Wisconsin, Inc.*	668
205	Anworth Mortgage Asset Corp. (REIT)	963
121	Apollo Commercial Real Estate Finance, Inc. (REIT)	1,869
67	Apollo Residential Mortgage, Inc. (REIT)	864
56	Ares Commercial Real Estate Corp. (REIT)	546
58	Argo Group International Holdings Ltd.	3,232
47	Arlington Asset Investment Corp., Class A	569
61	Armada Hoffler Properties, Inc. (REIT)	648
76	ARMOUR Residential REIT, Inc. (REIT)	1,463
23	Arrow Financial Corp.	602
57	Ashford Hospitality Prime, Inc. (REIT)	560
173	Ashford Hospitality Trust, Inc. (REIT)	957
2	Ashford, Inc.*	80
13	Associated Capital Group, Inc., Class A*	355
186	Astoria Financial Corp.	2,770
22	Atlas Financial Holdings, Inc.*	395
26	AV Homes, Inc.*	259
19	Baldwin & Lyons, Inc., Class B	463
80	Banc of California, Inc.	1,226
15	BancFirst Corp.	847
62	Banco Latinoamericano de Comercio Exterior S.A., Class E	1,325
70	Bancorp, Inc. (The)*	334
200	BancorpSouth, Inc.	3,984
97	Bank Mutual Corp.	725
12	Bank of Marin Bancorp	592
162	Bank of the Ozarks, Inc.	6,130
38	BankFinancial Corp.	458
43	Banner Corp.	1,708
12	Bar Harbor Bankshares	397
165	BBCN Bancorp, Inc.	2,361
6	BBX Capital Corp., Class A*	74
28	Bear State Financial, Inc.*	257
171	Beneficial Bancorp, Inc.*	2,187
61	Berkshire Hills Bancorp, Inc.	1,575
380	BGC Partners, Inc., Class A	3,283
58	Blue Hills Bancorp, Inc.	800
39	Bluerock Residential Growth REIT, Inc. (REIT)	400
62	BNC Bancorp	1,257
127	BofI Holding, Inc.*	2,353
172	Boston Private Financial Holdings, Inc.	1,816
31	Bridge Bancorp, Inc.	881
145	Brookline Bancorp, Inc.	1,524

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
37	Bryn Mawr Bank Corp.	$930
17	BSB Bancorp, Inc./MA*	372
12	C1 Financial, Inc.*	269
37	Calamos Asset Management, Inc., Class A	313
15	Camden National Corp.	582
44	Capital Bank Financial Corp., Class A	1,296
22	Capital City Bank Group, Inc.	317
292	Capitol Federal Financial, Inc.	3,670
199	Capstead Mortgage Corp. (REIT)	1,932
67	Cardinal Financial Corp.	1,290
100	CareTrust REIT, Inc. (REIT)	1,139
64	Cascade Bancorp*	343
53	Cash America International, Inc.	1,786
82	CatchMark Timber Trust, Inc., Class A (REIT)	873
166	Cathay General Bancorp	4,431
176	Cedar Realty Trust, Inc. (REIT)	1,202
94	CenterState Banks, Inc.	1,316
48	Central Pacific Financial Corp.	957
7	Century Bancorp, Inc./MA, Class A	276
32	Charter Financial Corp./MD	439
79	Chatham Lodging Trust (REIT)	1,585
70	Chemical Financial Corp.	2,368
124	Chesapeake Lodging Trust (REIT)	3,151
25	Citizens & Northern Corp.	497
102	Citizens, Inc./TX*	716
32	City Holding Co.	1,410
53	Clifton Bancorp, Inc.	782
30	CNB Financial Corp./PA	532
385	CNO Financial Group, Inc.	6,711
75	CoBiz Financial, Inc.	814
42	Cohen & Steers, Inc.	1,307
231	Colony Capital, Inc., Class A (REIT)	3,788
79	Colony Starwood Homes (REIT)	1,735
120	Columbia Banking System, Inc.	3,460
89	Community Bank System, Inc.	3,296
32	Community Trust Bancorp, Inc.	1,079
25	CommunityOne Bancorp*	321
62	ConnectOne Bancorp, Inc.	956
9	Consolidated-Tomoka Land Co.	432
25	CorEnergy Infrastructure Trust, Inc. (REIT)	330
50	CoreSite Realty Corp. (REIT)	3,223
449	Cousins Properties, Inc. (REIT)	3,888
231	Cowen Group, Inc., Class A*	783
59	Crawford & Co., Class B	290
35	CU Bancorp*	766
345	CubeSmart (REIT)	10,315
55	Customers Bancorp, Inc.*	1,246
220	CVB Financial Corp.	3,417
137	CyrusOne, Inc. (REIT)	5,431
328	CYS Investments, Inc. (REIT)	2,572
184	DCT Industrial Trust, Inc. (REIT)	6,659
6	Diamond Hill Investment Group, Inc.	1,014
416	DiamondRock Hospitality Co. (REIT)	3,702
65	Dime Community Bancshares, Inc.	1,107
18	Donegal Group, Inc., Class A	264
131	DuPont Fabros Technology, Inc. (REIT)	4,670
102	Dynex Capital, Inc. (REIT)	648
62	Eagle Bancorp, Inc.*	2,842
28	Easterly Government Properties, Inc. (REIT)	479
67	EastGroup Properties, Inc. (REIT)	3,633
131	Education Realty Trust, Inc. (REIT)	5,194
37	eHealth, Inc.*	373
16	EMC Insurance Group, Inc.	385
66	Employers Holdings, Inc.	1,832
54	Encore Capital Group, Inc.*	1,255
54	Enova International, Inc.*	312
19	Enstar Group Ltd.*	3,003
16	Enterprise Bancorp, Inc./MA	364
41	Enterprise Financial Services Corp.	1,137
119	EPR Properties (REIT)	7,405
5	Equity Bancshares, Inc., Class A*	104
166	Equity One, Inc. (REIT)	4,550
115	Essent Group Ltd.*	2,214
201	EverBank Financial Corp.	2,617
72	Evercore Partners, Inc., Class A	3,360
107	EZCORP, Inc., Class A*	310
16	Farmers Capital Bank Corp.	411
20	FBL Financial Group, Inc., Class A	1,150
58	FCB Financial Holdings, Inc., Class A*	1,741
22	Federal Agricultural Mortgage Corp., Class C	714
29	Federated National Holding Co.	693
297	FelCor Lodging Trust, Inc. (REIT)	2,198
23	Fidelity & Guaranty Life	570
36	Fidelity Southern Corp.	540
12	Fifth Street Asset Management, Inc.	38
107	Financial Engines, Inc.	2,611
29	Financial Institutions, Inc.	769
225	First American Financial Corp.	8,332
22	First Bancorp, Inc./ME	415
241	First BanCorp./Puerto Rico*	646
41	First Bancorp/NC	758
50	First Busey Corp.	947
18	First Business Financial Services, Inc.	380
58	First Cash Financial Services, Inc.	2,446
16	First Citizens BancShares, Inc., Class A	3,746
184	First Commonwealth Financial Corp.	1,581
35	First Community Bancshares, Inc./VA	633
33	First Connecticut Bancorp, Inc./CT	531
19	First Defiance Financial Corp.	745
128	First Financial Bancorp	2,147
133	First Financial Bankshares, Inc.	3,513
23	First Financial Corp./IN	758
229	First Industrial Realty Trust, Inc. (REIT)	4,928
41	First Interstate BancSystem, Inc., Class A	1,099
84	First Merchants Corp.	1,864
162	First Midwest Bancorp, Inc./IL	2,705
32	First NBC Bank Holding Co.*	755
25	First of Long Island Corp. (The)	696
122	First Potomac Realty Trust (REIT)	1,032
344	FirstMerit Corp.	6,753
43	Flagstar Bancorp, Inc.*	826
61	Flushing Financial Corp.	1,260
419	FNB Corp./PA	5,146
157	FNFV Group*	1,597
70	Forestar Group, Inc.*	683
24	Fox Chase Bancorp, Inc.	460
11	Franklin Financial Network, Inc.*	302
186	Franklin Street Properties Corp. (REIT)	1,769
14	FRP Holdings, Inc.*	475
366	Fulton Financial Corp.	4,615
67	GAIN Capital Holdings, Inc.	484
13	GAMCO Investors, Inc., Class A	452
155	GEO Group, Inc. (The) (REIT)	4,501
31	German American Bancorp, Inc.	990
53	Getty Realty Corp. (REIT)	964
157	Glacier Bancorp, Inc.	3,740

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
46	Gladstone Commercial Corp. (REIT)	$684
17	Global Indemnity PLC*	477
146	Government Properties Income Trust (REIT)	2,167
870	Gramercy Property Trust (REIT)	6,569
9	Great Ajax Corp. (REIT)	89
22	Great Southern Bancorp, Inc.	827
86	Great Western Bancorp, Inc.	2,116
30	Green Bancorp, Inc.*	215
95	Green Dot Corp., Class A*	1,963
61	Greenhill & Co., Inc.	1,407
60	Greenlight Capital Re Ltd., Class A*	1,284
31	Guaranty Bancorp	462
29	Hallmark Financial Services, Inc.*	289
71	Hampton Roads Bankshares, Inc.*	119
161	Hancock Holding Co.	3,714
66	Hanmi Financial Corp.	1,375
79	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	1,391
201	Hatteras Financial Corp. (REIT)	2,764
18	HCI Group, Inc.	633
208	Healthcare Realty Trust, Inc. (REIT)	6,034
39	Heartland Financial USA, Inc.	1,147
50	Heritage Commerce Corp.	467
63	Heritage Financial Corp./WA	1,099
51	Heritage Insurance Holdings, Inc.	996
49	Heritage Oaks Bancorp	356
95	Hersha Hospitality Trust (REIT)	1,912
78	HFF, Inc., Class A	1,952
195	Highwoods Properties, Inc. (REIT)	8,492
158	Hilltop Holdings, Inc.*	2,635
3	Hingham Institution for Savings	352
118	Home BancShares, Inc./AR	4,663
46	HomeStreet, Inc.*	919
40	HomeTrust Bancshares, Inc.*	704
85	Horace Mann Educators Corp.	2,619
24	Horizon Bancorp/IN	581
25	Houlihan Lokey, Inc.	639
154	Hudson Pacific Properties, Inc. (REIT)	3,927
79	IBERIABANK Corp.	3,767
18	Impac Mortgage Holdings, Inc.*	241
15	Independence Holding Co.	244
67	Independence Realty Trust, Inc. (REIT)	431
54	Independent Bank Corp./MA	2,333
48	Independent Bank Corp./MI	707
20	Independent Bank Group, Inc.	550
24	Infinity Property & Casualty Corp.	1,794
45	InfraREIT, Inc. (REIT)	950
182	Inland Real Estate Corp. (REIT)	1,929
112	International Bancshares Corp.	2,526
31	INTL. FCStone, Inc.*	791
255	Invesco Mortgage Capital, Inc. (REIT)	2,884
71	Investment Technology Group, Inc.	1,301
723	Investors Bancorp, Inc.	8,184
254	Investors Real Estate Trust (REIT)	1,560
177	iStar, Inc. (REIT)*	1,497
23	James River Group Holdings Ltd.	672
304	Janus Capital Group, Inc.	3,931
30	JG Wentworth Co. (The), Class A*	38
70	KCG Holdings, Inc., Class A*	740
194	Kearny Financial Corp./MD	2,322
90	Kemper Corp.	2,419
192	Kennedy-Wilson Holdings, Inc.	3,652
173	Kite Realty Group Trust (REIT)	4,657
91	Ladder Capital Corp. (REIT)	941
218	Ladenburg Thalmann Financial Services, Inc.*	508
79	Lakeland Bancorp, Inc.	790
34	Lakeland Financial Corp.	1,452
234	LaSalle Hotel Properties (REIT)	5,698
99	LegacyTexas Financial Group, Inc.	1,757
13	LendingTree, Inc.*	1,149
426	Lexington Realty Trust (REIT)	3,297
10	Live Oak Bancshares, Inc.	132
74	LTC Properties, Inc. (REIT)	3,289
185	Mack-Cali Realty Corp. (REIT)	3,682
105	Maiden Holdings Ltd.	1,257
45	MainSource Financial Group, Inc.	932
28	Marcus & Millichap, Inc.*	624
77	MarketAxess Holdings, Inc.	9,121
18	Marlin Business Services Corp.	249
156	MB Financial, Inc.	4,761
282	MBIA, Inc.*	1,935
485	Medical Properties Trust, Inc. (REIT)	5,611
12	Medley Management, Inc., Class A	66
35	Mercantile Bank Corp.	790
10	Merchants Bancshares, Inc./VT	289
114	Meridian Bancorp, Inc.	1,572
16	Meta Financial Group, Inc.	662
704	MGIC Investment Corp.*	4,815
16	MidWestOne Financial Group, Inc.	417
36	Moelis & Co., Class A	890
131	Monmouth Real Estate Investment Corp. (REIT)	1,451
345	Monogram Residential Trust, Inc. (REIT)	3,133
62	National Bank Holdings Corp., Class A	1,199
14	National Bankshares, Inc.	466
13	National Commerce Corp.*	286
83	National General Holdings Corp.	1,654
78	National Health Investors, Inc. (REIT)	4,907
15	National Interstate Corp.	334
290	National Penn Bancshares, Inc.	3,228
47	National Storage Affiliates Trust (REIT)	850
5	National Western Life Group, Inc., Class A	1,073
77	Nationstar Mortgage Holdings, Inc.*	910
22	Navigators Group, Inc. (The)*	1,782
91	NBT Bancorp, Inc.	2,348
49	Nelnet, Inc., Class A	1,842
478	New Residential Investment Corp. (REIT)	5,597
179	New Senior Investment Group, Inc. (REIT)	1,735
227	New York Mortgage Trust, Inc. (REIT)	949
337	New York REIT, Inc. (REIT)	3,235
50	NewStar Financial, Inc.*	343
39	NexPoint Residential Trust, Inc. (REIT)	462
103	NMI Holdings, Inc., Class A*	525
97	Northfield Bancorp, Inc.	1,524
210	Northwest Bancshares, Inc.	2,644
28	OceanFirst Financial Corp.	476
223	Ocwen Financial Corp.*	845
92	OFG Bancorp	535
242	Old National Bancorp/IN	2,701
61	Old Second Bancorp, Inc.*	408
51	OM Asset Management PLC	581
24	On Deck Capital, Inc.*	161
26	One Liberty Properties, Inc. (REIT)	552
47	OneBeacon Insurance Group Ltd., Class A	607
21	Oppenheimer Holdings, Inc., Class A	297
22	Opus Bank	710

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
45	Orchid Island Capital, Inc. (REIT)	$433
91	Oritani Financial Corp.	1,540
40	Pacific Continental Corp.	618
57	Pacific Premier Bancorp, Inc.*	1,171
27	Park National Corp.	2,300
100	Park Sterling Corp.	623
175	Parkway Properties, Inc./MD (REIT)	2,343
17	Patriot National, Inc.*	72
32	Peapack Gladstone Financial Corp.	531
149	Pebblebrook Hotel Trust (REIT)	4,047
10	Penns Woods Bancorp, Inc.	387
143	Pennsylvania Real Estate Investment Trust (REIT)	2,740
27	PennyMac Financial Services, Inc., Class A*	335
155	PennyMac Mortgage Investment Trust (REIT)	2,040
38	Peoples Bancorp, Inc./OH	678
16	Peoples Financial Services Corp.	580
6	People’s Utah Bancorp	91
103	PHH Corp.*	934
225	Physicians Realty Trust (REIT)	3,866
48	PICO Holdings, Inc.*	410
74	Pinnacle Financial Partners, Inc.	3,431
28	Piper Jaffray Cos.*	1,186
84	Potlatch Corp. (REIT)	2,221
100	PRA Group, Inc.*	2,440
46	Preferred Apartment Communities, Inc., Class A (REIT)	557
24	Preferred Bank/CA	685
100	Primerica, Inc.	4,219
163	PrivateBancorp, Inc.	5,601
145	Prosperity Bancshares, Inc.	5,865
136	Provident Financial Services, Inc.	2,528
40	PS Business Parks, Inc. (REIT)	3,672
26	Pzena Investment Management, Inc., Class A	162
24	QCR Holdings, Inc.	538
58	QTS Realty Trust, Inc., Class A (REIT)	2,582
397	Radian Group, Inc.	4,288
188	RAIT Financial Trust (REIT)	493
164	Ramco-Gershenson Properties Trust (REIT)	2,755
24	RE/MAX Holdings, Inc., Class A	769
175	Redwood Trust, Inc. (REIT)	2,081
22	Regional Management Corp.*	337
83	Renasant Corp.	2,591
21	Republic Bancorp, Inc./KY, Class A	538
30	Resource America, Inc., Class A	135
66	Resource Capital Corp. (REIT)	732
206	Retail Opportunity Investments Corp. (REIT)	3,786
115	Rexford Industrial Realty, Inc. (REIT)	1,938
90	RLI Corp.	5,649
274	RLJ Lodging Trust (REIT)	5,746
14	RMR Group, Inc. (The), Class A*	316
76	Rouse Properties, Inc. (REIT)	1,386
90	Ryman Hospitality Properties, Inc. (REIT)	4,308
72	S&T Bancorp, Inc.	1,816
135	Sabra Health Care REIT, Inc. (REIT)	2,689
43	Safeguard Scientifics, Inc.*	508
31	Safety Insurance Group, Inc.	1,715
51	Sandy Spring Bancorp, Inc.	1,325
20	Saul Centers, Inc. (REIT)	980
49	Seacoast Banking Corp. of Florida*	726
130	Select Income REIT (REIT)	2,681
118	Selective Insurance Group, Inc.	3,962
46	ServisFirst Bancshares, Inc.	1,681
24	Sierra Bancorp	450
75	Silver Bay Realty Trust Corp. (REIT)	1,031
62	Simmons First National Corp., Class A	2,554
50	South State Corp.	3,123
52	Southside Bancshares, Inc.	1,218
39	Southwest Bancorp, Inc./OK	591
82	Sovran Self Storage, Inc. (REIT)	8,728
114	St. Joe Co. (The)*	1,734
135	STAG Industrial, Inc. (REIT)	2,371
31	State Auto Financial Corp.	667
74	State Bank Financial Corp.	1,385
65	State National Cos., Inc.	733
248	Sterling Bancorp/DE	3,574
48	Stewart Information Services Corp.	1,620
141	Stifel Financial Corp.*	4,083
31	Stock Yards Bancorp, Inc.	1,158
23	Stonegate Bank	660
30	Stonegate Mortgage Corp.*	140
84	STORE Capital Corp. (REIT)	2,029
24	Suffolk Bancorp	582
181	Summit Hotel Properties, Inc. (REIT)	1,957
20	Sun Bancorp, Inc./NJ*	416
105	Sun Communities, Inc. (REIT)	7,091
432	Sunstone Hotel Investors, Inc. (REIT)	5,573
105	Talmer Bancorp, Inc., Class A	1,764
28	Tejon Ranch Co.*	493
89	Terreno Realty Corp. (REIT)	1,970
18	Territorial Bancorp, Inc.	463
95	Texas Capital Bancshares, Inc.*	3,071
175	Third Point Reinsurance Ltd.*	1,934
62	Tiptree Financial, Inc., Class A	380
31	Tompkins Financial Corp.	1,751
94	Towne Bank/VA	1,638
47	TriCo Bancshares	1,166
44	TriState Capital Holdings, Inc.*	528
31	Triumph Bancorp, Inc.*	424
197	TrustCo Bank Corp./NY	1,137
140	Trustmark Corp.	3,063
82	UMB Financial Corp.	4,027
49	UMH Properties, Inc. (REIT)	460
457	Umpqua Holdings Corp.	6,873
93	Union Bankshares Corp.	2,117
144	United Bankshares, Inc./WV	5,046
110	United Community Banks, Inc./GA	1,904
102	United Community Financial Corp./OH	602
63	United Development Funding IV (REIT)^	151
103	United Financial Bancorp, Inc.	1,193
42	United Fire Group, Inc.	1,693
36	United Insurance Holdings Corp.	702
26	Universal Health Realty Income Trust (REIT)	1,348
66	Universal Insurance Holdings, Inc.	1,288
41	Univest Corp. of Pennsylvania	783
184	Urban Edge Properties (REIT)	4,475
58	Urstadt Biddle Properties, Inc., Class A (REIT)	1,147
482	Valley National Bancorp	4,338
39	Virtu Financial, Inc., Class A	870
14	Virtus Investment Partners, Inc.	1,285
55	Walker & Dunlop, Inc.*	1,272
78	Walter Investment Management Corp.*	585
197	Washington Federal, Inc.	4,174
141	Washington Real Estate Investment Trust (REIT)	3,648

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
31	Washington Trust Bancorp, Inc.	$1,150
56	Waterstone Financial, Inc.	791
188	Webster Financial Corp.	6,319
80	WesBanco, Inc.	2,262
33	West Bancorp., Inc.	579
53	Westamerica Bancorp.	2,384
178	Western Alliance Bancorp.*	5,290
87	Western Asset Mortgage Capital Corp. (REIT)	940
16	Westwood Holdings Group, Inc.	793
56	Whitestone REIT (REIT)	628
146	Wilshire Bancorp, Inc.	1,437
98	Wintrust Financial Corp.	4,165
236	WisdomTree Investments, Inc.	2,797
15	World Acceptance Corp.*	551
64	WSFS Financial Corp.	1,939
231	Xenia Hotels & Resorts, Inc. (REIT)	3,539
89	Yadkin Financial Corp.	1,927
8	ZAIS Group Holdings, Inc.*	40
		823,152
	Health Care — 1.1%

16	AAC Holdings, Inc.*	326
47	Abaxis, Inc.	1,843
24	Abeona Therapeutics, Inc.*	54
86	Abiomed, Inc.*	6,881
175	ACADIA Pharmaceuticals, Inc.*	3,020
51	Accelerate Diagnostics, Inc.*	614
51	Acceleron Pharma, Inc.*	1,292
164	Accuray, Inc.*	828
60	Aceto Corp.	1,287
244	Achillion Pharmaceuticals, Inc.*	1,803
12	Aclaris Therapeutics, Inc.*	220
89	Acorda Therapeutics, Inc.*	2,911
25	Adamas Pharmaceuticals, Inc.*	320
13	Addus HomeCare Corp.*	295
13	Adeptus Health, Inc., Class A*	740
17	Aduro Biotech, Inc.*	248
63	Advaxis, Inc.*	344
52	Aegerion Pharmaceuticals, Inc.*	293
43	Aerie Pharmaceuticals, Inc.*	724
32	Affimed N.V.*	102
160	Affymetrix, Inc.*	2,246
158	Agenus, Inc.*	438
28	Agile Therapeutics, Inc.*	161
23	Aimmune Therapeutics, Inc.*	368
81	Air Methods Corp.*	2,943
66	Akebia Therapeutics, Inc.*	482
52	Albany Molecular Research, Inc.*	766
48	Alder Biopharmaceuticals, Inc.*	912
63	Alimera Sciences, Inc.*	135
10	Alliance HealthCare Services, Inc.*	71
15	Almost Family, Inc.*	566
71	AMAG Pharmaceuticals, Inc.*	1,866
58	Amedisys, Inc.*	2,131
240	Amicus Therapeutics, Inc.*	1,478
99	AMN Healthcare Services, Inc.*	2,815
66	Amphastar Pharmaceuticals, Inc.*	695
112	Amsurg Corp.*	7,622
85	Anacor Pharmaceuticals, Inc.*	5,421
26	Analogic Corp.	1,949
52	AngioDynamics, Inc.*	565
16	ANI Pharmaceuticals, Inc.*	529
30	Anika Therapeutics, Inc.*	1,354
321	Antares Pharma, Inc.*	308
82	Anthera Pharmaceuticals, Inc.*	248
18	Applied Genetic Technologies Corp.*	239
110	Aralez Pharmaceuticals, Inc.*	624
61	Aratana Therapeutics, Inc.*	199
46	Ardelyx, Inc.*	444
502	Arena Pharmaceuticals, Inc.*	748
347	ARIAD Pharmaceuticals, Inc.*	1,895
292	Array BioPharma, Inc.*	733
123	Arrowhead Research Corp.*	480
30	Assembly Biosciences, Inc.*	136
22	Asterias Biotherapeutics, Inc.*	94
35	Atara Biotherapeutics, Inc.*	575
59	AtriCure, Inc.*	978
3	Atrion Corp.	1,127
13	aTyr Pharma, Inc.*	58
41	Avalanche Biotechnologies, Inc.*	210
29	Axovant Sciences Ltd.*	366
17	Bellicum Pharmaceuticals, Inc.*	153
150	BioCryst Pharmaceuticals, Inc.*	298
96	BioDelivery Sciences International, Inc.*	372
142	BioScrip, Inc.*	307
10	BioSpecifics Technologies Corp.*	355
56	BioTelemetry, Inc.*	675
117	BioTime, Inc.*	269
19	Blueprint Medicines Corp.*	329
23	Calithera Biosciences, Inc.*	137
65	Cambrex Corp.*	2,507
71	Cantel Medical Corp.	4,518
61	Capital Senior Living Corp.*	1,042
41	Cara Therapeutics, Inc.*	202
25	Carbylan Therapeutics, Inc.*	15
66	Cardiovascular Systems, Inc.*	552
70	Castlight Health, Inc., Class B*	232
9	Catabasis Pharmaceuticals, Inc.*	38
173	Catalent, Inc.*	4,199
156	Catalyst Pharmaceuticals, Inc.*	164
204	Celldex Therapeutics, Inc.*	1,387
20	Cellular Biomedicine Group, Inc.*	347
73	Cempra, Inc.*	1,229
149	Cepheid, Inc.*	4,422
198	Cerus Corp.*	970
35	Chemed Corp.	4,497
58	ChemoCentryx, Inc.*	191
15	Chiasma, Inc.*	148
95	Chimerix, Inc.*	438
10	Cidara Therapeutics, Inc.*	100
24	Civitas Solutions, Inc.*	444
58	Clovis Oncology, Inc.*	1,080
49	Coherus Biosciences, Inc.*	695
16	Collegium Pharmaceutical, Inc.*	279
23	Computer Programs & Systems, Inc.	1,303
32	Concert Pharmaceuticals, Inc.*	412
21	ConforMIS, Inc.*	191
57	CONMED Corp.	2,265
14	Connecture, Inc.*	42
128	Corcept Therapeutics, Inc.*	489
47	Corindus Vascular Robotics, Inc.*	63
22	Corium International, Inc.*	101
71	CorMedix, Inc.*	111
18	CorVel Corp.*	747
67	Cross Country Healthcare, Inc.*	831
53	CryoLife, Inc.	568
478	CTI BioPharma Corp.*	259
230	Curis, Inc.*	315
27	Cutera, Inc.*	319
46	Cynosure, Inc., Class A*	1,871
72	Cytokinetics, Inc.*	454
16	CytomX Therapeutics, Inc.*	206

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
137	CytRx Corp.*	$362
124	Depomed, Inc.*	1,895
32	Dermira, Inc.*	738
31	Dicerna Pharmaceuticals, Inc.*	154
12	Dimension Therapeutics, Inc.*	81
75	Diplomat Pharmacy, Inc.*	2,671
233	Durect Corp.*	263
76	Dynavax Technologies Corp.*	1,225
18	Eagle Pharmaceuticals, Inc.*	1,141
17	Edge Therapeutics, Inc.*	122
63	Emergent BioSolutions, Inc.*	2,131
33	Enanta Pharmaceuticals, Inc.*	937
14	EndoChoice Holdings, Inc.*	63
78	Endocyte, Inc.*	235
152	Endologix, Inc.*	1,310
105	Ensign Group, Inc. (The)	2,154
11	Entellus Medical, Inc.*	176
83	Epizyme, Inc.*	730
27	Esperion Therapeutics, Inc.*	402
27	Evolent Health, Inc., Class A*	271
199	Exact Sciences Corp.*	1,001
21	Exactech, Inc.*	392
86	ExamWorks Group, Inc.*	2,503
467	Exelixis, Inc.*	1,700
54	Fibrocell Science, Inc.*	122
99	FibroGen, Inc.*	1,716
47	Five Prime Therapeutics, Inc.*	1,531
90	Five Star Quality Care, Inc.*	213
11	Flex Pharma, Inc.*	82
29	Flexion Therapeutics, Inc.*	274
60	Fluidigm Corp.*	398
47	Foamix Pharmaceuticals Ltd.*	269
25	Foundation Medicine, Inc.*	371
377	Galena Biopharma, Inc.*	313
76	Genesis Healthcare, Inc.*	135
87	GenMark Diagnostics, Inc.*	431
45	Genocea Biosciences, Inc.*	176
37	Genomic Health, Inc.*	941
328	Geron Corp.*	790
14	Glaukos Corp.*	230
14	Global Blood Therapeutics, Inc.*	209
142	Globus Medical, Inc., Class A*	3,451
53	Greatbatch, Inc.*	2,003
107	Haemonetics Corp.*	3,433
220	Halozyme Therapeutics, Inc.*	1,789
96	Halyard Health, Inc.*	2,450
69	Harvard Bioscience, Inc.*	190
75	HealthEquity, Inc.*	1,562
190	HealthSouth Corp.	6,694
52	HealthStream, Inc.*	1,075
64	Healthways, Inc.*	674
36	HeartWare International, Inc.*	1,151
61	Heron Therapeutics, Inc.*	969
12	Heska Corp.*	391
183	HMS Holdings Corp.*	2,410
29	ICU Medical, Inc.*	2,665
177	Idera Pharmaceuticals, Inc.*	315
44	Ignyta, Inc.*	281
23	Immune Design Corp.*	230
179	ImmunoGen, Inc.*	1,303
200	Immunomedics, Inc.*	452
149	Impax Laboratories, Inc.*	4,871
19	Imprivata, Inc.*	219
27	INC Research Holdings, Inc., Class A*	1,071
102	Infinity Pharmaceuticals, Inc.*	590
176	Innoviva, Inc.	2,063
33	Inogen, Inc.*	1,128
149	Inovio Pharmaceuticals, Inc.*	939
127	Insmed, Inc.*	1,553
118	Insulet Corp.*	3,616
49	Insys Therapeutics, Inc.*	857
59	Integra LifeSciences Holdings Corp.*	3,620
34	Intersect ENT, Inc.*	615
55	Intra-Cellular Therapies, Inc.*	1,547
67	Invacare Corp.	811
15	Invitae Corp.*	129
55	InVivo Therapeutics Holdings Corp.*	258
10	Invuity, Inc.*	73
6	iRadimed Corp.*	107
261	Ironwood Pharmaceuticals, Inc.*	2,519
37	K2M Group Holdings, Inc.*	438
48	Karyopharm Therapeutics, Inc.*	283
215	Keryx Biopharmaceuticals, Inc.*	864
173	Kindred Healthcare, Inc.	1,818
67	Kite Pharma, Inc.*	2,996
29	La Jolla Pharmaceutical Co.*	446
20	Landauer, Inc.	581
55	Lannett Co., Inc.*	1,384
25	Lantheus Holdings, Inc.*	53
52	LDR Holding Corp.*	1,079
25	LeMaitre Vascular, Inc.	368
86	Lexicon Pharmaceuticals, Inc.*	803
27	LHC Group, Inc.*	962
36	Ligand Pharmaceuticals, Inc.*	3,322
93	Lion Biotechnologies, Inc.*	519
92	LivaNova PLC*	5,192
19	Loxo Oncology, Inc.*	357
89	Luminex Corp.*	1,663
65	MacroGenics, Inc.*	1,039
52	Magellan Health, Inc.*	3,275
511	MannKind Corp.*	526
91	Masimo Corp.*	3,443
46	Medgenics, Inc.*	190
137	Medicines Co. (The)*	4,406
115	Medidata Solutions, Inc.*	3,968
86	Meridian Bioscience, Inc.	1,733
91	Merit Medical Systems, Inc.*	1,712
240	Merrimack Pharmaceuticals, Inc.*	1,390
225	MiMedx Group, Inc.*	1,852
24	Mirati Therapeutics, Inc.*	506
81	Molina Healthcare, Inc.*	5,025
127	Momenta Pharmaceuticals, Inc.*	1,067
13	MyoKardia, Inc.*	92
144	Myriad Genetics, Inc.*	5,040
28	NanoString Technologies, Inc.*	337
14	NantKwest, Inc.*	96
21	Natera, Inc.*	142
21	National HealthCare Corp.	1,347
20	National Research Corp., Class A	299
68	Natus Medical, Inc.*	2,470
312	Navidea Biopharmaceuticals, Inc.*	309
273	Nektar Therapeutics*	3,049
77	Neogen Corp.*	3,792
111	NeoGenomics, Inc.*	707
11	Neos Therapeutics, Inc.*	109
177	Neurocrine Biosciences, Inc.*	6,510
35	Nevro Corp.*	2,016
43	NewLink Genetics Corp.*	905
10	Nivalis Therapeutics, Inc.*	45
66	Nobilis Health Corp.*	188
97	Northwest Biotherapeutics, Inc.*	178
555	Novavax, Inc.*	2,420
17	Novocure Ltd.*	199
100	NuVasive, Inc.*	4,180

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
131	NxStage Medical, Inc.*	$1,952
31	Ocular Therapeutix, Inc.*	244
78	Omeros Corp.*	791
75	Omnicell, Inc.*	2,053
7	Oncocyte Corp.*	27
35	OncoMed Pharmaceuticals, Inc.*	334
197	Oncothyreon, Inc.*	195
49	Ophthotech Corp.*	2,207
117	OraSure Technologies, Inc.*	785
212	Orexigen Therapeutics, Inc.*	151
189	Organovo Holdings, Inc.*	425
39	Orthofix International N.V.*	1,498
40	Osiris Therapeutics, Inc.*	286
38	Otonomy, Inc.*	481
49	OvaScience, Inc.*	272
131	Owens & Minor, Inc.	5,163
42	Oxford Immunotec Global PLC*	403
135	Pacific Biosciences of California, Inc.*	1,119
76	Pacira Pharmaceuticals, Inc.*	3,953
25	Paratek Pharmaceuticals, Inc.*	382
114	PAREXEL International Corp.*	6,691
340	PDL BioPharma, Inc.	1,023
10	Penumbra, Inc.*	466
476	Peregrine Pharmaceuticals, Inc.*	190
90	Pernix Therapeutics Holdings, Inc.*	198
34	Pfenex, Inc.*	243
63	PharMerica Corp.*	1,456
36	Phibro Animal Health Corp., Class A	996
103	Portola Pharmaceuticals, Inc.*	2,902
41	PRA Health Sciences, Inc.*	1,770
21	Press Ganey Holdings, Inc.*	554
108	Prestige Brands Holdings, Inc.*	5,281
144	Progenics Pharmaceuticals, Inc.*	635
16	Proteon Therapeutics, Inc.*	86
70	Prothena Corp. PLC*	2,229
28	Providence Service Corp. (The)*	1,330
70	PTC Therapeutics, Inc.*	559
104	Quality Systems, Inc.	1,617
60	Quidel Corp.*	940
68	Radius Health, Inc.*	1,992
71	RadNet, Inc.*	405
167	Raptor Pharmaceutical Corp.*	578
15	REGENXBIO, Inc.*	182
59	Regulus Therapeutics, Inc.*	388
68	Relypsa, Inc.*	902
68	Repligen Corp.*	1,750
72	Retrophin, Inc.*	1,025
38	Revance Therapeutics, Inc.*	672
183	Rigel Pharmaceuticals, Inc.*	415
104	Rockwell Medical, Inc.*	998
119	RTI Surgical, Inc.*	417
32	Sage Therapeutics, Inc.*	941
46	Sagent Pharmaceuticals, Inc.*	652
144	Sangamo BioSciences, Inc.*	755
93	Sarepta Therapeutics, Inc.*	1,275
103	SciClone Pharmaceuticals, Inc.*	1,022
18	SeaSpine Holdings Corp.*	227
24	Second Sight Medical Products, Inc.*	123
218	Select Medical Holdings Corp.	2,134
245	Sequenom, Inc.*	360
18	Seres Therapeutics, Inc.*	416
17	Sientra, Inc.*	119
59	Sorrento Therapeutics, Inc.*	356
18	Spark Therapeutics, Inc.*	573
88	Spectranetics Corp. (The)*	1,248
139	Spectrum Pharmaceuticals, Inc.*	628
81	STAAR Surgical Co.*	505
32	Stemline Therapeutics, Inc.*	154
177	STERIS PLC	11,385
52	Sucampo Pharmaceuticals, Inc., Class A*	684
71	Supernus Pharmaceuticals, Inc.*	890
33	Surgery Partners, Inc.*	433
45	Surgical Care Affiliates, Inc.*	1,824
27	SurModics, Inc.*	504
207	Synergy Pharmaceuticals, Inc.*	646
188	Synta Pharmaceuticals Corp.*	43
22	T2 Biosystems, Inc.*	176
37	Tandem Diabetes Care, Inc.*	331
149	Team Health Holdings, Inc.*	6,641
20	Teladoc, Inc.*	277
86	Teligent, Inc.*	503
48	TESARO, Inc.*	1,942
75	Tetraphase Pharmaceuticals, Inc.*	303
73	TG Therapeutics, Inc.*	608
298	TherapeuticsMD, Inc.*	1,821
59	Theravance Biopharma, Inc.*	927
132	Threshold Pharmaceuticals, Inc.*	30
5	Tobira Therapeutics, Inc.*	35
20	Tokai Pharmaceuticals, Inc.*	127
93	TransEnterix, Inc.*	299
66	Trevena, Inc.*	552
50	Triple-S Management Corp., Class B*	1,311
61	Trovagene, Inc.*	314
34	Trupanion, Inc.*	309
26	U.S. Physical Therapy, Inc.	1,318
80	Ultragenyx Pharmaceutical, Inc.*	4,879
287	Unilife Corp.*	242
103	Universal American Corp.	688
8	Utah Medical Products, Inc.	474
87	Vanda Pharmaceuticals, Inc.*	683
36	Vascular Solutions, Inc.*	1,082
28	Veracyte, Inc.*	185
67	Verastem, Inc.*	75
47	Versartis, Inc.*	309
27	Vitae Pharmaceuticals, Inc.*	244
44	Vital Therapies, Inc.*	365
215	VIVUS, Inc.*	224
53	Vocera Communications, Inc.*	734
12	Voyager Therapeutics, Inc.*	115
13	vTv Therapeutics, Inc., Class A*	74
91	WellCare Health Plans, Inc.*	8,178
149	West Pharmaceutical Services, Inc.	9,241
185	Wright Medical Group N.V.*	3,162
8	XBiotech, Inc.*	61
59	Xencor, Inc.*	649
122	XenoPort, Inc.*	545
189	XOMA Corp.*	144
34	Zafgen, Inc.*	213
67	Zeltiq Aesthetics, Inc.*	1,543
238	ZIOPHARM Oncology, Inc.*	1,871
51	Zogenix, Inc.*	541
7	Zynerba Pharmaceuticals, Inc.*	42
		434,775
	Industrials — 1.0%

85	AAON, Inc.	2,108
74	AAR Corp.	1,575
116	ABM Industries, Inc.	3,642
106	Acacia Research Corp.	335
228	ACCO Brands Corp.*	1,667
81	Accuride Corp.*	104
123	Actuant Corp., Class A	2,879
70	Advanced Drainage Systems, Inc.	1,358

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
88	Advisory Board Co. (The)*	$2,595
76	Aegion Corp.*	1,376
130	Aerojet Rocketdyne Holdings, Inc.*	2,019
41	Aerovironment, Inc.*	1,020
109	Air Transport Services Group, Inc.*	1,259
129	Aircastle Ltd.	2,588
20	Alamo Group, Inc.	1,038
59	Albany International Corp., Class A	2,161
28	Allegiant Travel Co.	4,589
13	Allied Motion Technologies, Inc.	240
55	Altra Industrial Motion Corp.	1,337
42	Ameresco, Inc., Class A*	216
18	American Railcar Industries, Inc.	743
15	American Science & Engineering, Inc.	356
27	American Woodmark Corp.*	1,844
61	Apogee Enterprises, Inc.	2,436
83	Applied Industrial Technologies, Inc.	3,195
85	ARC Document Solutions, Inc.*	297
54	ArcBest Corp.	1,057
27	Argan, Inc.	871
39	Astec Industries, Inc.	1,694
46	Astronics Corp.*	1,463
3	Astronics Corp., Class B*	93
52	Atlas Air Worldwide Holdings, Inc.*	1,883
53	AZZ, Inc.	2,676
114	Barnes Group, Inc.	3,911
15	Barrett Business Services, Inc.	524
103	Beacon Roofing Supply, Inc.*	3,718
101	Blount International, Inc.*	980
11	Blue Bird Corp.*	99
78	BMC Stock Holdings, Inc.*	1,189
99	Brady Corp., Class A	2,587
92	Briggs & Stratton Corp.	1,957
101	Brink’s Co. (The)	2,954
105	Builders FirstSource, Inc.*	833
36	CAI International, Inc.*	280
82	Casella Waste Systems, Inc., Class A*	486
103	CBIZ, Inc.*	1,092
30	CDI Corp.	146
69	CEB, Inc.	3,745
60	CECO Environmental Corp.	373
57	Celadon Group, Inc.	511
63	Chart Industries, Inc.*	1,271
36	CIRCOR International, Inc.	1,443
222	Civeo Corp.*	198
104	CLARCOR, Inc.	5,007
42	Columbus McKinnon Corp.	582
77	Comfort Systems USA, Inc.	2,160
62	Commercial Vehicle Group, Inc.*	156
65	Continental Building Products, Inc.*	1,097
24	Covenant Transportation Group, Inc., Class A*	532
19	CRA International, Inc.*	375
45	Cubic Corp.	1,581
99	Curtiss-Wright Corp.	6,988
103	Deluxe Corp.	5,913
150	DigitalGlobe, Inc.*	2,256
46	Douglas Dynamics, Inc.	900
23	Ducommun, Inc.*	331
26	DXP Enterprises, Inc.*	353
71	Dycom Industries, Inc.*	4,045
46	Eagle Bulk Shipping, Inc.*	32
61	Echo Global Logistics, Inc.*	1,556
130	EMCOR Group, Inc.	5,963
43	Encore Wire Corp.	1,554
92	EnerSys	4,725
37	Engility Holdings, Inc.*	537
53	Ennis, Inc.	1,046
57	Enphase Energy, Inc.*	133
47	EnPro Industries, Inc.	2,438
54	ESCO Technologies, Inc.	1,927
79	Essendant, Inc.	2,328
61	Esterline Technologies Corp.*	3,417
22	ExOne Co. (The)*	201
54	Exponent, Inc.	2,521
130	Federal Signal Corp.	1,542
64	Forward Air Corp.	2,606
25	Franklin Covey Co.*	432
99	Franklin Electric Co., Inc.	2,955
26	FreightCar America, Inc.	387
86	FTI Consulting, Inc.*	2,830
50	FuelCell Energy, Inc.*	285
41	G&K Services, Inc., Class A	2,718
143	Generac Holdings, Inc.*	4,968
101	General Cable Corp.	868
64	Gibraltar Industries, Inc.*	1,582
45	Global Brass & Copper Holdings, Inc.	992
138	Golden Ocean Group Ltd.*	80
39	Gorman-Rupp Co. (The)	985
27	GP Strategies Corp.*	666
21	Graham Corp.	386
82	Granite Construction, Inc.	3,399
125	Great Lakes Dredge & Dock Corp.*	425
55	Greenbrier Cos., Inc. (The)	1,400
67	Griffon Corp.	996
65	H&E Equipment Services, Inc.	856
166	Harsco Corp.	629
99	Hawaiian Holdings, Inc.*	4,259
55	HC2 Holdings, Inc.*	219
148	Healthcare Services Group, Inc.	5,251
104	Heartland Express, Inc.	1,914
40	HEICO Corp.	2,300
83	HEICO Corp., Class A	3,627
38	Heidrick & Struggles International, Inc.	893
26	Heritage-Crystal Clean, Inc.*	200
124	Herman Miller, Inc.	3,235
76	Hill International, Inc.*	266
130	Hillenbrand, Inc.	3,656
92	HNI Corp.	3,110
75	Hub Group, Inc., Class A*	2,769
14	Hurco Cos., Inc.	363
48	Huron Consulting Group, Inc.*	2,665
20	Hyster-Yale Materials Handling, Inc.	1,182
40	ICF International, Inc.*	1,351
77	InnerWorkings, Inc.*	530
33	Insperity, Inc.	1,567
38	Insteel Industries, Inc.	995
137	Interface, Inc.	2,178
61	John Bean Technologies Corp.	3,209
23	Kadant, Inc.	878
56	Kaman Corp.	2,461
62	Kelly Services, Inc., Class A	1,068
69	KEYW Holding Corp. (The)*	430
51	Kforce, Inc.	813
71	Kimball International, Inc., Class B	748
109	KLX, Inc.*	3,051
130	Knight Transportation, Inc.	3,150
101	Knoll, Inc.	1,929
104	Korn/Ferry International	2,956
94	Kratos Defense & Security Solutions, Inc.*	314
22	L.B. Foster Co., Class A	302
12	Lawson Products, Inc.*	195
23	Lindsay Corp.	1,665

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
45	LSI Industries, Inc.	$486
35	Lydall, Inc.*	1,013
50	Marten Transport Ltd.	820
63	Masonite International Corp.*	3,623
138	MasTec, Inc.*	2,343
90	Matson, Inc.	3,608
68	Matthews International Corp., Class A	3,221
49	McGrath RentCorp	1,205
189	Meritor, Inc.*	1,404
30	Milacron Holdings Corp.*	410
23	Miller Industries, Inc.	445
35	Mistras Group, Inc.*	751
95	Mobile Mini, Inc.	2,730
76	Moog, Inc., Class A*	3,282
213	MRC Global, Inc.*	2,545
61	MSA Safety, Inc.	2,664
118	Mueller Industries, Inc.	3,094
333	Mueller Water Products, Inc., Class A	2,867
26	Multi-Color Corp.	1,266
43	MYR Group, Inc.*	964
10	National Presto Industries, Inc.	814
100	Navigant Consulting, Inc.*	1,518
169	Navios Maritime Holdings, Inc.	140
106	Navistar International Corp.*	891
56	NCI Building Systems, Inc.*	613
22	Neff Corp., Class A*	107
14	NL Industries, Inc.*	35
56	NN, Inc.	710
20	Nortek, Inc.*	825
20	Northwest Pipe Co.*	206
11	NV5 Global, Inc.*	241
6	Omega Flex, Inc.	192
107	On Assignment, Inc.*	3,532
58	Orion Marine Group, Inc.*	208
6	PAM Transportation Services, Inc.*	171
18	Park-Ohio Holdings Corp.	529
26	Patrick Industries, Inc.*	1,149
345	Pendrell Corp.*	197
99	PGT, Inc.*	979
359	Plug Power, Inc.*	747
45	Ply Gem Holdings, Inc.*	459
19	Powell Industries, Inc.	503
10	Power Solutions International, Inc.*	100
47	PowerSecure International, Inc.*	874
6	Preformed Line Products Co.	196
80	Primoris Services Corp.	1,709
48	Proto Labs, Inc.*	3,123
60	Quad/Graphics, Inc.	760
70	Quanex Building Products Corp.	1,205
65	Radiant Logistics, Inc.*	206
78	Raven Industries, Inc.	1,192
48	RBC Bearings, Inc.*	3,057
51	Real Industry, Inc.*	359
105	Republic Airways Holdings, Inc.*	66
78	Resources Connection, Inc.	1,082
211	Rexnord Corp.*	3,828
58	Roadrunner Transportation Systems, Inc.*	676
112	RPX Corp.*	1,110
73	Rush Enterprises, Inc., Class A*	1,266
79	Safe Bulkers, Inc.	50
52	Saia, Inc.*	1,365
58	Scorpio Bulkers, Inc.*	183
87	Simpson Manufacturing Co., Inc.	2,953
107	SkyWest, Inc.	1,931
35	SP Plus Corp.*	874
21	Sparton Corp.*	302
26	Standex International Corp.	1,831
173	Steelcase, Inc., Class A	2,161
47	Sun Hydraulics Corp.	1,400
37	Sunrun, Inc.*	208
183	Swift Transportation Co.*	3,118
69	TAL International Group, Inc.*	878
111	TASER International, Inc.*	2,151
60	Team, Inc.*	1,538
73	Teledyne Technologies, Inc.*	6,218
38	Tennant Co.	1,768
125	Tetra Tech, Inc.	3,441
46	Textainer Group Holdings Ltd.	553
66	Thermon Group Holdings, Inc.*	1,119
90	Titan International, Inc.	456
36	Titan Machinery, Inc.*	343
35	TRC Cos., Inc.*	233
66	Trex Co., Inc.*	2,843
94	TriMas Corp.*	1,555
85	TriNet Group, Inc.*	1,113
87	TrueBlue, Inc.*	1,997
78	Tutor Perini Corp.*	1,042
17	Twin Disc, Inc.	148
44	Ultrapetrol (Bahamas) Ltd.*	10
31	UniFirst Corp.	3,268
83	Univar, Inc.*	1,306
42	Universal Forest Products, Inc.	3,222
16	Universal Truckload Services, Inc.	251
45	US Ecology, Inc.	1,665
18	USA Truck, Inc.*	284
22	Vectrus, Inc.*	423
17	Veritiv Corp.*	543
42	Viad Corp.	1,191
34	Vicor Corp.*	282
52	Virgin America, Inc.*	1,622
20	Volt Information Sciences, Inc.*	147
9	VSE Corp.	564
141	Wabash National Corp.*	1,654
74	WageWorks, Inc.*	3,565
58	Watts Water Technologies, Inc., Class A	2,991
92	Werner Enterprises, Inc.	2,443
128	Wesco Aircraft Holdings, Inc.*	1,637
108	West Corp.	2,406
128	Woodward, Inc.	6,010
23	Xerium Technologies, Inc.*	169
148	XPO Logistics, Inc.*	3,664
68	YRC Worldwide, Inc.*	547
		397,303
	Information Technology — 1.5%

18	6D Global Technologies, Inc.*^	26
70	A10 Networks, Inc.*	431
242	ACI Worldwide, Inc.*	4,516
162	Acxiom Corp.*	3,360
103	ADTRAN, Inc.	1,927
85	Advanced Energy Industries, Inc.*	2,536
1,318	Advanced Micro Devices, Inc.*	2,821
51	Aerohive Networks, Inc.*	260
32	Agilysys, Inc.*	334
17	Alarm.com Holdings, Inc.*	339
30	Alliance Fiber Optic Products, Inc.*	414
40	Alpha & Omega Semiconductor Ltd.*	473
65	Ambarella, Inc.*	3,016
37	Amber Road, Inc.*	170
52	American Software, Inc., Class A	489
205	Amkor Technology, Inc.*	1,037
91	Angie’s List, Inc.*	840

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
59	Anixter International, Inc.*	$2,527
11	Apigee Corp.*	64
12	Appfolio, Inc., Class A*	140
168	Applied Micro Circuits Corp.*	971
35	Applied Optoelectronics, Inc.*	630
177	Aspen Technology, Inc.*	5,836
85	AVG Technologies N.V.*	1,627
67	Avid Technology, Inc.*	513
96	AVX Corp.	1,127
235	Axcelis Technologies, Inc.*	587
30	Badger Meter, Inc.	1,971
138	Bankrate, Inc.*	1,057
17	Barracuda Networks, Inc.*	219
126	Bazaarvoice, Inc.*	396
21	Bel Fuse, Inc., Class B	312
88	Belden, Inc.	4,820
109	Benchmark Electronics, Inc.*	2,360
16	Benefitfocus, Inc.*	502
32	Black Box Corp.	424
97	Blackbaud, Inc.	5,483
113	Blackhawk Network Holdings, Inc.*	3,824
85	Blucora, Inc.*	523
85	Bottomline Technologies (de), Inc.*	2,398
27	Box, Inc., Class A*	311
67	Brightcove, Inc.*	402
60	BroadSoft, Inc.*	2,213
140	Brooks Automation, Inc.	1,365
51	Cabot Microelectronics Corp.*	1,961
50	CACI International, Inc., Class A*	4,831
75	CalAmp Corp.*	1,371
92	Calix, Inc.*	639
115	Callidus Software, Inc.*	1,579
38	Carbonite, Inc.*	288
93	Cardtronics, Inc.*	3,136
40	Care.com, Inc.*	242
28	Cascade Microtech, Inc.*	577
24	Cass Information Systems, Inc.	1,197
115	Cavium, Inc.*	6,841
43	CEVA, Inc.*	843
45	ChannelAdvisor Corp.*	478
87	Checkpoint Systems, Inc.	653
163	Ciber, Inc.*	326
256	Ciena Corp.*	5,248
68	Cimpress N.V.*	5,996
131	Cirrus Logic, Inc.*	4,615
23	Clearfield, Inc.*	334
2	Code Rebel Corp.*	4
49	Coherent, Inc.*	4,145
54	Cohu, Inc.	616
94	CommVault Systems, Inc.*	3,522
103	comScore, Inc.*	4,228
34	Comtech Telecommunications Corp.	699
43	Control4 Corp.*	353
205	Convergys Corp.	5,285
112	Cornerstone OnDemand, Inc.*	3,226
36	CPI Card Group, Inc.*	285
85	Cray, Inc.*	3,605
68	CSG Systems International, Inc.	2,581
69	CTS Corp.	998
48	Cvent, Inc.*	937
80	Daktronics, Inc.	566
43	Datalink Corp.*	308
69	Demandware, Inc.*	2,394
87	DHI Group, Inc.*	677
134	Diebold, Inc.	3,326
52	Digi International, Inc.*	441
16	Digimarc Corp.*	484
117	Digital Turbine, Inc.*	132
78	Diodes, Inc.*	1,493
46	DSP Group, Inc.*	397
37	DTS, Inc.*	876
214	EarthLink Holdings Corp.	1,207
36	Eastman Kodak Co.*	340
56	Ebix, Inc.	2,074
35	Electro Rent Corp.	332
97	Electronics For Imaging, Inc.*	3,842
61	Ellie Mae, Inc.*	5,132
41	EMCORE Corp.*	219
121	Endurance International Group Holdings, Inc.*	1,360
56	EnerNOC, Inc.*	344
291	Entegris, Inc.*	3,597
80	Envestnet, Inc.*	1,641
101	EPAM Systems, Inc.*	6,906
67	Epiq Systems, Inc.	917
12	ePlus, Inc.*	901
108	Euronet Worldwide, Inc.*	7,078
136	Everi Holdings, Inc.*	400
136	EVERTEC, Inc.	1,618
45	Everyday Health, Inc.*	213
82	Exar Corp.*	438
69	ExlService Holdings, Inc.*	3,249
207	Extreme Networks, Inc.*	584
73	Fabrinet*	2,084
64	Fair Isaac Corp.	6,369
241	Fairchild Semiconductor International, Inc.*	4,834
36	FARO Technologies, Inc.*	1,154
86	FEI Co.	6,987
215	Finisar Corp.*	3,135
49	Five9, Inc.*	394
79	Fleetmatics Group PLC*	2,853
119	FormFactor, Inc.*	904
21	Forrester Research, Inc.	654
57	Gigamon, Inc.*	1,560
32	Globant S.A.*	987
249	Glu Mobile, Inc.*	924
116	Gogo, Inc.*	1,262
156	GrubHub, Inc.*	3,672
71	GSI Group, Inc.*	914
51	GTT Communications, Inc.*	754
39	Guidance Software, Inc.*	209
145	Guidewire Software, Inc.*	7,138
50	Hackett Group, Inc. (The)	695
158	Harmonic, Inc.*	529
76	Heartland Payment Systems, Inc.	7,108
18	Hortonworks, Inc.*	208
39	HubSpot, Inc.*	1,625
109	II-VI, Inc.*	2,393
63	Imation Corp.*	55
58	Immersion Corp.*	523
55	Imperva, Inc.*	2,413
276	Infinera Corp.*	4,330
124	Infoblox, Inc.*	1,920
79	Inphi Corp.*	1,999
80	Insight Enterprises, Inc.*	2,088
10	Instructure, Inc.*	143
281	Integrated Device Technology, Inc.*	5,457
36	Interactive Intelligence Group, Inc.*	1,077
75	InterDigital, Inc.	3,730
114	Internap Corp.*	291
273	Intersil Corp., Class A	3,486
83	Intralinks Holdings, Inc.*	645
161	InvenSense, Inc.*	1,257

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
80	Itron, Inc.*	$3,187
126	Ixia*	1,438
51	IXYS Corp.	575
100	j2 Global, Inc.	7,308
97	Jive Software, Inc.*	314
60	Kimball Electronics, Inc.*	685
181	Knowles Corp.*	2,060
138	Kopin Corp.*	264
33	KVH Industries, Inc.*	301
242	Lattice Semiconductor Corp.*	1,532
126	Limelight Networks, Inc.*	195
133	Lionbridge Technologies, Inc.*	587
50	Liquidity Services, Inc.*	233
47	Littelfuse, Inc.	5,340
118	LivePerson, Inc.*	605
51	LogMeIn, Inc.*	2,596
38	Luxoft Holding, Inc.*	1,929
49	M/A-COM Technology Solutions Holdings, Inc.*	1,857
153	Manhattan Associates, Inc.*	8,455
50	ManTech International Corp., Class A	1,457
67	Marchex, Inc., Class B	287
62	Marin Software, Inc.*	186
72	Marketo, Inc.*	1,215
155	Mattson Technology, Inc.*	560
137	MAXIMUS, Inc.	6,736
114	MaxLinear, Inc., Class A*	1,834
14	MaxPoint Interactive, Inc.*	25
207	Mentor Graphics Corp.	3,954
71	Mercury Systems, Inc.*	1,160
6	Mesa Laboratories, Inc.	540
79	Methode Electronics, Inc.	2,257
225	Microsemi Corp.*	7,792
19	MicroStrategy, Inc., Class A*	3,057
15	MINDBODY, Inc., Class A*	177
111	MKS Instruments, Inc.	3,652
81	MobileIron, Inc.*	273
43	Model N, Inc.*	444
78	ModusLink Global Solutions, Inc.*	147
61	MoneyGram International, Inc.*	328
82	Monolithic Power Systems, Inc.	4,843
83	Monotype Imaging Holdings, Inc.	1,970
189	Monster Worldwide, Inc.*	563
31	MTS Systems Corp.	1,703
19	Multi-Fineline Electronix, Inc.*	429
50	Nanometrics, Inc.*	694
58	NeoPhotonics Corp.*	636
67	NETGEAR, Inc.*	2,647
191	NetScout Systems, Inc.*	3,948
115	NeuStar, Inc., Class A*	2,860
12	New Relic, Inc.*	319
83	Newport Corp.*	1,890
136	NIC, Inc.	2,392
105	Nimble Storage, Inc.*	760
78	Novatel Wireless, Inc.*	128
10	NVE Corp.	509
203	Oclaro, Inc.*	997
54	OPOWER, Inc.*	447
41	OSI Systems, Inc.*	2,475
22	Park City Group, Inc.*	200
42	Park Electrochemical Corp.	598
65	Paycom Software, Inc.*	2,072
32	Paylocity Holding Corp.*	948
22	PC Connection, Inc.	545
56	PDF Solutions, Inc.*	636
74	Pegasystems, Inc.	1,802
73	Perficient, Inc.*	1,318
25	PFSweb, Inc.*	323
138	Photronics, Inc.*	1,403
73	Plantronics, Inc.	2,738
70	Plexus Corp.*	2,547
280	Polycom, Inc.*	2,915
61	Power Integrations, Inc.	2,796
105	Progress Software Corp.*	2,648
82	Proofpoint, Inc.*	3,841
50	PROS Holdings, Inc.*	550
60	Pure Storage, Inc., Class A*	863
40	Q2 Holdings, Inc.*	811
21	QAD, Inc., Class A	411
189	Qlik Technologies, Inc.*	4,389
172	QLogic Corp.*	2,217
52	Qualys, Inc.*	1,298
446	Quantum Corp.*	227
74	QuinStreet, Inc.*	220
127	Quotient Technology, Inc.*	1,105
239	Rambus, Inc.*	3,114
17	Rapid7, Inc.*	226
84	RealD, Inc.*	907
48	RealNetworks, Inc.*	187
109	RealPage, Inc.*	2,185
18	Reis, Inc.	399
80	RetailMeNot, Inc.*	646
111	RingCentral, Inc., Class A*	2,054
55	Rocket Fuel, Inc.*	195
58	Rofin-Sinar Technologies, Inc.*	1,296
39	Rogers Corp.*	2,083
171	Rovi Corp.*	3,895
53	Rubicon Project, Inc. (The)*	874
156	Ruckus Wireless, Inc.*	1,510
66	Rudolph Technologies, Inc.*	855
162	Sanmina Corp.*	3,337
50	Sapiens International Corp. N.V.	589
55	ScanSource, Inc.*	2,056
95	Science Applications International Corp.	4,242
57	SciQuest, Inc.*	693
69	Seachange International, Inc.*	398
138	Semtech Corp.*	2,644
122	ServiceSource International, Inc.*	495
134	ShoreTel, Inc.*	990
41	Shutterstock, Inc.*	1,431
73	Sigma Designs, Inc.*	502
72	Silicon Graphics International Corp.*	437
89	Silicon Laboratories, Inc.*	3,671
76	Silver Spring Networks, Inc.*	950
102	Sonus Networks, Inc.*	795
34	SPS Commerce, Inc.*	1,520
30	Stamps.com, Inc.*	3,556
106	Stratasys Ltd.*	1,998
76	Super Micro Computer, Inc.*	2,468
81	Sykes Enterprises, Inc.*	2,468
76	Synaptics, Inc.*	6,172
80	Synchronoss Technologies, Inc.*	2,241
60	SYNNEX Corp.	5,642
65	Syntel, Inc.*	2,972
23	Systemax, Inc.*	203
175	Take-Two Interactive Software, Inc.*	6,298
81	Tangoe, Inc.*	655
76	Tech Data Corp.*	5,351
41	TechTarget, Inc.*	287
59	Telenav, Inc.*	352
34	TeleTech Holdings, Inc.	942
109	Tessera Technologies, Inc.	3,213
41	Textura Corp.*	707

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
201	TiVo, Inc.*	$1,686
219	Travelport Worldwide Ltd.	2,843
14	Travelzoo, Inc.*	110
101	TrueCar, Inc.*	548
122	TTM Technologies, Inc.*	800
32	TubeMogul, Inc.*	411
70	Tyler Technologies, Inc.*	8,422
60	Ubiquiti Networks, Inc.*	1,960
66	Ultra Clean Holdings, Inc.*	345
57	Ultratech, Inc.*	1,156
103	Unisys Corp.*	1,109
30	United Online, Inc.*	369
83	Universal Display Corp.*	3,966
19	Varonis Systems, Inc.*	350
61	VASCO Data Security International, Inc.*	839
84	Veeco Instruments, Inc.*	1,558
127	Verint Systems, Inc.*	4,512
89	ViaSat, Inc.*	6,498
188	Violin Memory, Inc.*	150
94	VirnetX Holding Corp.*	435
61	Virtusa Corp.*	2,159
281	Vishay Intertechnology, Inc.	3,327
26	Vishay Precision Group, Inc.*	305
91	Web.com Group, Inc.*	1,652
78	WebMD Health Corp.*	4,326
39	Wix.com Ltd.*	750
15	Workiva, Inc.*	187
16	Xactly Corp.*	93
113	Xcerra Corp.*	645
55	XO Group, Inc.*	785
47	Xura, Inc.*	923
111	Zendesk, Inc.*	2,031
119	Zix Corp.*	475
		571,075
	Materials — 0.3%

61	A. Schulman, Inc.	1,506
8	AEP Industries, Inc.	630
368	AK Steel Holding Corp.*	1,052
60	American Vanguard Corp.	757
146	Axiall Corp.	2,905
64	Balchem Corp.	4,049
247	Berry Plastics Group, Inc.*	7,689
82	Boise Cascade Co.*	1,373
109	Calgon Carbon Corp.	1,528
97	Carpenter Technology Corp.	2,883
102	Century Aluminum Co.*	729
14	Chase Corp.	658
139	Chemtura Corp.*	3,507
37	Clearwater Paper Corp.*	1,505
318	Cliffs Natural Resources, Inc.*	687
282	Coeur Mining, Inc.*	1,089
240	Commercial Metals Co.	3,526
16	Core Molding Technologies, Inc.*	182
23	Deltic Timber Corp.	1,302
151	Ferro Corp.*	1,499
135	Ferroglobe PLC	1,061
111	Flotek Industries, Inc.*	808
51	FutureFuel Corp.	654
64	Greif, Inc., Class A	1,697
104	H.B. Fuller Co.	4,003
5	Handy & Harman Ltd.*	100
22	Hawkins, Inc.	704
26	Haynes International, Inc.	801
153	Headwaters, Inc.*	2,696
768	Hecla Mining Co.	1,989
41	Innophos Holdings, Inc.	1,188
50	Innospec, Inc.	2,170
116	Intrepid Potash, Inc.*	115
36	Kaiser Aluminum Corp.	2,758
176	KapStone Paper and Packaging Corp.	1,802
20	KMG Chemicals, Inc.	429
43	Koppers Holdings, Inc.*	754
65	Kraton Performance Polymers, Inc.*	1,116
43	Kronos Worldwide, Inc.	274
295	Louisiana-Pacific Corp.*	4,688
41	LSB Industries, Inc.*	239
42	Materion Corp.	1,095
72	Minerals Technologies, Inc.	3,659
39	Multi Packaging Solutions International Ltd.*	598
51	Myers Industries, Inc.	614
35	Neenah Paper, Inc.	2,120
342	Olin Corp.	5,185
19	Olympic Steel, Inc.	204
97	OMNOVA Solutions, Inc.*	508
90	P. H. Glatfelter Co.	1,653
185	PolyOne Corp.	4,978
28	Quaker Chemical Corp.	2,179
84	Rayonier Advanced Materials, Inc.	627
48	Rentech, Inc.*	97
23	Ryerson Holding Corp.*	85
55	Schnitzer Steel Industries, Inc., Class A	805
63	Schweitzer-Mauduit International, Inc.	1,904
91	Senomyx, Inc.*	302
97	Sensient Technologies Corp.	5,576
166	Solazyme, Inc.*	259
40	Stepan Co.	1,987
250	Stillwater Mining Co.*	2,097
66	Summit Materials, Inc., Class A*	1,205
135	SunCoke Energy, Inc.	639
83	TimkenSteel Corp.	642
42	Trecora Resources*	406
52	Tredegar Corp.	714
24	Trinseo S.A.*	715
132	Tronox Ltd., Class A	684
4	United States Lime & Minerals, Inc.	213
30	US Concrete, Inc.*	1,612
40	Valhi, Inc.	52
100	Worthington Industries, Inc.	3,111
		115,627
	Telecommunication Services — 0.1%

183	8x8, Inc.*	2,128
21	Atlantic Tele-Network, Inc.	1,511
76	Boingo Wireless, Inc.*	545
435	Cincinnati Bell, Inc.*	1,505
95	Cogent Communications Holdings, Inc.	3,487
105	Consolidated Communications Holdings, Inc.	2,456
43	FairPoint Communications, Inc.*	646
72	General Communication, Inc., Class A*	1,375
987	Globalstar, Inc.*	1,540
24	Hawaiian Telcom Holdco, Inc.*	577
35	IDT Corp., Class B	456
127	inContact, Inc.*	1,177
70	Inteliquent, Inc.	1,191
58	Intelsat S.A.*	100
170	Iridium Communications, Inc.*	1,178
47	Lumos Networks Corp.*	578
36	NTELOS Holdings Corp.*	331
124	ORBCOMM, Inc.*	1,081
27	pdvWireless, Inc.*	767

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (continued)
100	Shenandoah Telecommunications Co.	$2,416
45	Spok Holdings, Inc.	797
19	Straight Path Communications, Inc., Class B*	605
385	Vonage Holdings Corp.*	2,067
209	Windstream Holdings, Inc.	1,572
		30,086
	Utilities — 0.4%

102	Abengoa Yield PLC	1,710
101	ALLETE, Inc.	5,355
78	American States Water Co.	3,308
16	Artesian Resources Corp., Class A	452
253	Atlantic Power Corp.	435
129	Avista Corp.	4,876
106	Black Hills Corp.	5,937
99	California Water Service Group	2,447
32	Chesapeake Utilities Corp.	1,994
125	Cleco Corp.	5,739
23	Connecticut Water Service, Inc.	959
31	Consolidated Water Co. Ltd.	337
250	Dynegy, Inc.*	2,520
84	El Paso Electric Co.	3,431
90	Empire District Electric Co. (The)	2,945
26	Genie Energy Ltd., Class B*	241
104	IDACORP, Inc.	7,380
90	Laclede Group, Inc. (The)	5,897
72	MGE Energy, Inc.	3,495
33	Middlesex Water Co.	925
177	New Jersey Resources Corp.	6,128
57	Northwest Natural Gas Co.	2,844
97	NorthWestern Corp.	5,759
72	NRG Yield, Inc., Class A	891
130	NRG Yield, Inc., Class C	1,699
109	ONE Gas, Inc.	6,320
77	Ormat Technologies, Inc.	2,938
78	Otter Tail Corp.	2,134
116	Pattern Energy Group, Inc.	1,970
163	Piedmont Natural Gas Co., Inc.	9,684
165	PNM Resources, Inc.	5,267
184	Portland General Electric Co.	7,001
33	SJW Corp.	1,197
142	South Jersey Industries, Inc.	3,614
97	Southwest Gas Corp.	5,917
6	Spark Energy, Inc., Class A	145
173	Talen Energy Corp.*	1,100
89	TerraForm Global, Inc., Class A	282
29	Unitil Corp.	1,140
43	Vivint Solar, Inc.*	339
103	WGL Holdings, Inc.	7,024
27	York Water Co. (The)	750
		134,526
	Total Common Stocks (Cost $3,548,268)	3,144,809

No. of Rights
	Rights — 0.0%‡
288	Dyax Corp.*^(a)	320
	Total Rights (Cost $—)	320

Principal Amount
	U.S. Government & Agency Security — 72.2%
	U.S. Treasury Bill
$27,296,000	0.00%, due 05/05/16	27,283,461
	Total U.S. Government & Agency Security (Cost $27,279,711)	27,283,461

	Repurchase Agreements (b) — 16.6%
6,294,340	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $6,294,391	6,294,340
	Total Repurchase Agreements (Cost $6,294,340)	6,294,340

	Total Investment Securities (Cost $37,122,319) — 97.1%	36,722,930
	Other assets less liabilities — 2.9%	1,105,512
	Net Assets — 100.0%	$37,828,442

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $497 or 0.00% of net assets.

‡                 Amount represents less than 0.05%.

(a)         Security has been deemed illiquid at February 29, 2016.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

NOK                     Norwegian Krone

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$96,187
Aggregate gross unrealized depreciation	(528,702)
Net unrealized depreciation	$(432,515)
Federal income tax cost of investments	$37,155,445

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	33	03/14/16	$2,244,413	$13,108

Cash collateral in the amount of $64,433 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$4,723	11/06/17	Credit Suisse International	0.88%	S&P 500® Total Return Index	$(4,986)
24,973	11/06/17	Credit Suisse International	0.18%	iShares® MSCI Emerging Markets ETF	(3,672)
173,942	01/08/18	Credit Suisse International	0.18%	Russell 2000® Total Return Index	11,011
632,019	01/08/18	Credit Suisse International	0.13%	iShares® MSCI EAFE ETF	26,144
57,885	11/06/17	Deutsche Bank AG	(0.15)%	iShares® MSCI Emerging Markets ETF	(8,448)
200,602	01/08/18	Deutsche Bank AG	0.60%	iShares® MSCI EAFE ETF	(12,081)
236,603	01/08/18	Deutsche Bank AG	0.20%	Russell 2000® Total Return Index	14,975
2,730	11/06/17	Morgan Stanley & Co. International PLC	0.63%	S&P 500® Total Return Index	(795)
11,073	01/08/18	Morgan Stanley & Co. International PLC	0.18%	iShares® MSCI Emerging Markets ETF	(171)
1,466	11/06/17	Societe Generale	0.43%	Russell 2000® Total Return Index	(152)

See accompanying notes to schedules of portfolio investments.

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$12,973	01/08/18	Societe Generale	0.83%	iShares® MSCI EAFE ETF	$(786)
1,612,533	03/06/17	Societe Generale	0.08%	iShares® MSCI Emerging Markets ETF	97,729
2,771	11/06/17	UBS AG	0.28%	Russell 2000® Total Return Index	(285)
10,522	01/08/18	UBS AG	0.53%	iShares® MSCI Emerging Markets ETF	(168)
5,549,056	01/08/18	UBS AG	0.13%	iShares® MSCI EAFE ETF	229,541
$8,533,871					$347,856

(1) Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 83.7%
$3,364,273	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $3,364,299	$3,364,273
	Total Repurchase Agreements (Cost $3,364,273)	3,364,273

	Total Investment Securities (Cost $3,364,273) † — 83.7%	3,364,273
	Other assets less liabilities — 16.3%	656,286
	Net Assets — 100.0%	$4,020,559

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Managed Futures Strategy ETF had the following open long and short futures contracts as of February 29, 2016:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-Mini Euro Futures Contracts	2	03/14/16	$136,062	$(3,272)
Gold 100 OZ Futures Contract	1	04/27/16	123,440	2,288
Japanese Yen Futures Contracts	3	03/14/16	332,512	2,688
Lean Hogs Futures Contracts	4	06/14/16	129,200	389
Mini Gold Futures Contract	1	04/27/16	39,686	712
U.S. 10 Year Treasury Note Futures Contracts	5	06/21/16	652,578	2,259
U.S. Long Bond Futures Contracts	2	06/21/16	329,063	2,591
				$7,655

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
Australian Dollar Futures Contracts	2	03/14/16	142,640	575
British Pound Futures Contracts	2	03/14/16	173,950	4,608
Canadian Dollar Futures Contracts	3	03/15/16	222,060	(3,487)
Cocoa Futures Contracts	5	05/13/16	147,750	(3,764)
Coffee ‘C’ Futures Contracts	2	05/18/16	86,288	1,157
Copper Futures Contracts	2	05/26/16	106,625	(2,679)
Corn Futures Contracts	6	05/13/16	107,100	4,334
Cotton No. 2 Futures Contracts	5	05/06/16	141,250	7,631
E-Mini Crude Oil Futures Contract	1	03/18/16	16,875	(401)
E-Mini Natural Gas Futures Contracts	3	03/28/16	12,833	2,214
Gasoline RBOB Futures Contract	1	03/31/16	55,469	(3,148)
Live Cattle Futures Contracts	3	06/30/16	151,410	(3,758)
Natural Gas Futures Contracts	3	03/29/16	51,330	8,993
NY Harbor ULSD Futures Contract	1	03/31/16	45,935	304
Silver Futures Contract	1	05/26/16	74,590	2,383
Soybean Futures Contracts	3	05/13/16	129,150	3,642
Sugar #11 (World Markets) Futures Contracts	7	04/29/16	112,582	(9,505)
Swiss Franc Futures Contract	1	03/14/16	125,250	1,010
Wheat Futures Contracts	4	05/13/16	90,650	4,239
WTI Crude Oil Futures Contract	1	03/21/16	33,750	(772)
				$13,576
				$21,231

Cash collateral in the amount of $132,262 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 95.2%
	Consumer Discretionary — 14.5%
15,282	Amaya, Inc.*	$221,041
22,422	Apollo Education Group, Inc.*	183,636
81,000	Home Retail Group PLC	198,986
3,603	Jarden Corp.*	190,527
560	Kuoni Reisen Holding AG*	204,707
11,700	RONA, Inc.	203,907
		1,202,804
	Consumer Staples — 6.3%
2,190	Keurig Green Mountain, Inc.	201,349
24,910	Rite Aid Corp.*	198,034
3,851	Snyder’s-Lance, Inc.	125,965
		525,348
	Energy — 2.6%
3,305	Cameron International Corp.*	216,676

	Financials — 11.6%
11,875	Astoria Financial Corp.	176,818
18,999	First Niagara Financial Group, Inc.	175,551
10,858	FirstMerit Corp.	213,143
18,477	Inland Real Estate Corp. (REIT)	195,856
10,975	Rouse Properties, Inc. (REIT)	200,184
		961,552
	Health Care — 11.7%
14,292	Affymetrix, Inc.*	200,660
3,650	Alere, Inc.*	194,545
624	Allergan PLC*	181,029
4,878	Baxalta, Inc.	187,900
11,600	Meda AB, Class A	206,479
		970,613
	Industrials — 9.5%
4,975	ADT Corp (The)	200,841
30,777	Asciano Ltd.	194,848
225,190	Neptune Orient Lines Ltd.*	201,005
10,096	USG People N.V.	189,291
		785,985
	Information Technology — 16.9%
10,104	Fairchild Semiconductor International, Inc.*	202,686
1,995	Heartland Payment Systems, Inc.	186,572
5,465	Ingram Micro, Inc., Class A	195,647
3,034	KLA-Tencor Corp.	205,523
8,675	Newport Corp.*	197,530
26,497	Opera Software ASA	205,217
3,699	Solera Holdings, Inc.	206,034
		1,399,209
	Materials — 12.4%
1,411	Airgas, Inc.	199,685
18,206	Italcementi SpA	204,392
167,867	Lake Shore Gold Corp.*	225,808
59,900	Nuplex Industries Ltd.	198,919
490	Syngenta AG	197,128
		1,025,932
	Utilities — 9.7%
3,225	AGL Resources, Inc.	208,496
4,966	ITC Holdings Corp.	201,769
3,399	Piedmont Natural Gas Co., Inc.	201,935
7,873	Questar Corp.	195,014
		807,214
	Total Common Stocks (Cost $7,864,253)	7,895,333

No. of Rights
	Rights — 0.1%
4,897	Dyax Corp.*^(a)	5,436
		5,436
	Total Rights (Cost $—)	5,436

Principal Amount
	Repurchase Agreements (b) — 2.9%
$237,547	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $237,547	237,547
	Total Repurchase Agreements (Cost $237,547)	237,547

	Total Investment Securities (Cost $8,101,800) — 98.2%	8,138,316
	Other assets less liabilities — 1.8%	150,010
	Net Assets — 100.0%	$8,288,326

*                 Non-income producing security.

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $5,436 or 0.07% of net assets.

(a)         Security has been deemed illiquid at February 29, 2016.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,416
Aggregate gross unrealized depreciation	(106,957)
Net unrealized appreciation	$36,459
Federal income tax cost of investments	$8,101,857

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of February 29, 2016:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	05/13/16	360,800	$(254,368)	$256,670	$2,302
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	05/13/16	264,000	(187,981)	187,807	(174)
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	05/13/16	192,000	(137,332)	141,921	4,589
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	05/13/16	42,050,000	(373,878)	373,769	(109)
						$6,608

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	05/13/16	(888,000)	$626,888	$631,715	$(4,827)
U.S. Dollar vs. British Pound	Goldman Sachs International	05/13/16	(176,500)	246,247	245,726	521
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	05/13/16	(537,000)	388,596	396,935	(8,339)
U.S. Dollar vs. Euro	Goldman Sachs International	05/13/16	(452,000)	504,925	492,827	12,098
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	05/13/16	(42,050,000)	360,064	373,770	(13,706)
U.S. Dollar vs. New Zealand Dollar	Goldman Sachs International	05/13/16	(380,000)	250,412	249,319	1,093
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	05/13/16	(2,154,000)	249,648	247,413	2,235
U.S. Dollar vs. Singapore Dollar	Goldman Sachs International	05/13/16	(350,000)	248,198	248,457	(259)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	05/13/16	(2,153,000)	253,322	252,180	1,142
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	05/13/16	(492,000)	502,941	494,546	8,395
						$(1,647)
						$4,961

Swap Agreements

Merger ETF had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(2,246,556)	11/06/17	Societe Generale	0.27%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(18,990)
1,919,569	11/07/16	Societe Generale	0.88%	S&P Merger Arbitrage Index (long exposure to Targets)	(40,251)
$(326,987)					$(59,241)

(1) Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Merger ETF invested, as a percentage of net assets, in the following countries as of February 29, 2016:

United States	63.3%
Canada	7.9%
Switzerland	4.8%
Sweden	2.5%
Norway	2.5%
Italy	2.5%
Singapore	2.4%
United Kingdom	2.4%
New Zealand	2.4%
Australia	2.3%
Netherlands	2.3%
Other (1)	4.7%
100.0%

(1)         Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 82.7%
	Consumer Discretionary — 9.6%
148	Aaron’s, Inc.	$3,403
266	Abercrombie & Fitch Co., Class A	7,727
53	Advance Auto Parts, Inc.	7,867
133	Amazon.com, Inc.*	73,485
531	American Eagle Outfitters, Inc.	8,103
314	Apollo Education Group, Inc.*	2,572
317	Aramark	9,960
54	Asbury Automotive Group, Inc.*	3,154
346	Ascena Retail Group, Inc.*	2,924
126	Autoliv, Inc.	13,385
176	AutoNation, Inc.*	9,059
23	AutoZone, Inc.*	17,815
110	Barnes & Noble Education, Inc.*	1,175
174	Barnes & Noble, Inc.	1,688
267	Bed Bath & Beyond, Inc.*	12,803
923	Best Buy Co., Inc.	29,896
147	Big Lots, Inc.	5,946
165	Bloomin’ Brands, Inc.	2,853
167	BorgWarner, Inc.	5,458
69	Brinker International, Inc.	3,436
68	Brunswick Corp.	2,893
119	Burlington Stores, Inc.*	6,671
70	Cabela’s, Inc.*	3,359
8	Cable One, Inc.	3,429
462	Cablevision Systems Corp., Class A	15,029
360	Caesars Entertainment Corp.*	3,254
232	CarMax, Inc.*	10,732
698	Carnival Corp.	33,476
513	CBS Corp. (Non-Voting), Class B	24,819
74	Charter Communications, Inc., Class A*	13,287
188	Chico’s FAS, Inc.	2,399
9	Chipotle Mexican Grill, Inc.*	4,582
136	Cinemark Holdings, Inc.	4,502
342	Coach, Inc.	13,317
2,967	Comcast Corp., Class A	171,285
137	Cooper Tire & Rubber Co.	5,384
215	CST Brands, Inc.	6,975
270	D.R. Horton, Inc.	7,214
322	Dana Holding Corp.	4,006
229	Darden Restaurants, Inc.	14,629
218	Delphi Automotive PLC	14,536
94	DeVry Education Group, Inc.	1,716
105	Dick’s Sporting Goods, Inc.	4,459
48	Dillard’s, Inc., Class A	4,017
137	Discovery Communications, Inc., Class A*	3,425
263	Discovery Communications, Inc., Class C*	6,483
171	DISH Network Corp., Class A*	8,059
273	Dollar General Corp.	20,270
145	Dollar Tree, Inc.*	11,636
94	DSW, Inc., Class A	2,463
61	Expedia, Inc.	6,351
177	Foot Locker, Inc.	11,062
9,608	Ford Motor Co.	120,196
58	Fossil Group, Inc.*	2,721
295	GameStop Corp., Class A	9,092
167	Gannett Co., Inc.	2,548
374	Gap, Inc. (The)	10,341
161	Garmin Ltd.	6,522
3,597	General Motors Co.	105,896
51	Genesco, Inc.*	3,365
241	Gentex Corp.	3,509
213	Genuine Parts Co.	19,202
79	GNC Holdings, Inc., Class A	2,250
671	Goodyear Tire & Rubber Co. (The)	20,211
8	Graham Holdings Co., Class B	3,905
68	Group 1 Automotive, Inc.	3,792
286	Guess?, Inc.	6,106
307	H&R Block, Inc.	10,094
191	Hanesbrands, Inc.	5,442
199	Harley-Davidson, Inc.	8,591
34	Harman International Industries, Inc.	2,607
150	Hasbro, Inc.	11,380
299	Hilton Worldwide Holdings, Inc.	6,213
1,119	Home Depot, Inc. (The)	138,890
382	International Game Technology PLC	5,646
464	Interpublic Group of Cos., Inc. (The)	9,925
1,792	J.C. Penney Co., Inc.*	18,278
158	Jarden Corp.*	8,355
1,009	Johnson Controls, Inc.	36,788
390	Kohl’s Corp.	18,201
275	L Brands, Inc.	23,317
351	Las Vegas Sands Corp.	16,946
138	Lear Corp.	13,986
189	Leggett & Platt, Inc.	8,441
128	Lennar Corp., Class A	5,368
603	Liberty Global PLC*	21,684
11	Liberty Global PLC LiLAC, Class A*	373
30	Liberty Global PLC LiLAC, Class C*	1,101
223	Liberty Global PLC, Class A*	8,215
644	Liberty Interactive Corp. QVC Group, Class A*	16,345
138	Liberty Media Corp., Class A*	4,916
278	Liberty Media Corp., Class C*	9,702
255	Live Nation Entertainment, Inc.*	5,607
254	LKQ Corp.*	7,010
1,011	Lowe’s Cos., Inc.	68,273
590	Macy’s, Inc.	25,494
117	Marriott International, Inc., Class A	7,974
748	Mattel, Inc.	24,325
1,328	McDonald’s Corp.	155,628
605	MGM Resorts International*	11,453
79	Michael Kors Holdings Ltd.*	4,475
60	Mohawk Industries, Inc.*	10,784
219	Murphy USA, Inc.*	13,948
75	Netflix, Inc.*	7,006
256	Newell Rubbermaid, Inc.	9,731
837	News Corp., Class A	9,056
235	News Corp., Class B	2,681
708	NIKE, Inc., Class B	43,606
173	Nordstrom, Inc.	8,878
4	NVR, Inc.*	6,548
1,260	Office Depot, Inc.*	6,401
335	Omnicom Group, Inc.	26,066
57	O’Reilly Automotive, Inc.*	14,838
57	Outerwall, Inc.	1,778
23	Panera Bread Co., Class A*	4,766
108	Penske Automotive Group, Inc.	4,074
32	Polaris Industries, Inc.	2,813
16	Priceline Group, Inc. (The)*	20,243
260	PulteGroup, Inc.	4,469
82	PVH Corp.	6,490
70	Ralph Lauren Corp.	6,353
172	Regal Entertainment Group, Class A	3,387
244	Rent-A-Center, Inc.	3,116
280	Ross Stores, Inc.	15,394
171	Royal Caribbean Cruises Ltd.	12,717
140	Sally Beauty Holdings, Inc.*	4,421

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
61	Scripps Networks Interactive, Inc., Class A	$3,614
342	Sears Holdings Corp.*	5,975
213	SeaWorld Entertainment, Inc.	3,853
219	Service Corp. International	5,151
59	Signet Jewelers Ltd.	6,396
1,138	Sirius XM Holdings, Inc.*	4,233
74	Six Flags Entertainment Corp.	3,764
172	Sonic Automotive, Inc., Class A	3,294
1,976	Staples, Inc.	18,673
579	Starbucks Corp.	33,704
161	Starwood Hotels & Resorts Worldwide, Inc.	11,127
70	Tailored Brands, Inc.	1,081
1,309	Target Corp.	102,691
334	TEGNA, Inc.	8,230
147	Tenneco, Inc.*	6,691
104	Tiffany & Co.	6,758
715	Time Warner Cable, Inc.	136,465
1,325	Time Warner, Inc.	87,715
446	Time, Inc.	6,289
531	TJX Cos., Inc. (The)	39,347
133	Toll Brothers, Inc.*	3,651
36	TopBuild Corp.*	971
52	Tractor Supply Co.	4,398
61	Tupperware Brands Corp.	3,048
880	Twenty-First Century Fox, Inc., Class A	23,778
276	Twenty-First Century Fox, Inc., Class B	7,496
124	Urban Outfitters, Inc.*	3,285
239	VF Corp.	15,561
429	Viacom, Inc., Class B	15,809
115	Visteon Corp.	8,041
1,145	Walt Disney Co. (The)	109,370
376	Wendy’s Co. (The)	3,523
113	Whirlpool Corp.	17,551
67	Williams-Sonoma, Inc.	3,491
107	Wyndham Worldwide Corp.	7,794
135	Wynn Resorts Ltd.	11,135
387	Yum! Brands, Inc.	28,046
		2,720,690
	Consumer Staples — 8.8%
2,041	Altria Group, Inc.	125,664
88	Andersons, Inc. (The)	2,363
1,783	Archer-Daniels-Midland Co.	62,334
2,149	Avon Products, Inc.	8,188
104	Brown-Forman Corp., Class B	10,241
601	Bunge Ltd.	29,882
242	Campbell Soup Co.	14,943
68	Casey’s General Stores, Inc.	7,179
93	Church & Dwight Co., Inc.	8,441
131	Clorox Co. (The)	16,561
4,436	Coca-Cola Co. (The)	191,325
318	Coca-Cola Enterprises, Inc.	15,426
762	Colgate-Palmolive Co.	50,018
810	ConAgra Foods, Inc.	34,069
98	Constellation Brands, Inc., Class A	13,860
659	Costco Wholesale Corp.	98,870
1,425	CVS Health Corp.	138,467
261	Darling Ingredients, Inc.*	2,352
348	Dean Foods Co.	6,713
195	Dr. Pepper Snapple Group, Inc.	17,848
62	Edgewell Personal Care Co.	4,740
62	Energizer Holdings, Inc.	2,414
125	Estee Lauder Cos., Inc. (The), Class A	11,416
219	Flowers Foods, Inc.	3,751
876	General Mills, Inc.	51,553
201	Herbalife Ltd.*	11,005
115	Hershey Co. (The)	10,452
247	Hormel Foods Corp.	10,500
103	Ingredion, Inc.	10,426
139	J.M. Smucker Co. (The)	17,732
358	Kellogg Co.	26,499
48	Keurig Green Mountain, Inc.	4,413
481	Kimberly-Clark Corp.	62,674
558	Kraft Heinz Co. (The)	42,977
2,022	Kroger Co. (The)	80,698
118	McCormick & Co., Inc. (Non-Voting)	11,005
99	Mead Johnson Nutrition Co.	7,302
178	Molson Coors Brewing Co., Class B	15,178
2,508	Mondelez International, Inc., Class A	101,649
33	Monster Beverage Corp.*	4,142
65	Nu Skin Enterprises, Inc., Class A	1,982
1,726	PepsiCo, Inc.	168,837
2,190	Philip Morris International, Inc.	199,356
96	Pinnacle Foods, Inc.	4,146
3,526	Procter & Gamble Co. (The)	283,103
722	Reynolds American, Inc.	36,410
2,218	Rite Aid Corp.*	17,633
1,537	SUPERVALU, Inc.*	7,854
1,287	Sysco Corp.	56,795
51	TreeHouse Foods, Inc.*	4,305
624	Tyson Foods, Inc., Class A	40,404
63	United Natural Foods, Inc.*	1,944
97	Universal Corp.	5,285
960	Walgreens Boots Alliance, Inc.	75,782
3,409	Wal-Mart Stores, Inc.	226,153
94	WhiteWave Foods Co. (The)*	3,640
292	Whole Foods Market, Inc.	9,143
		2,488,042
	Energy — 8.3%
587	Anadarko Petroleum Corp.	22,277
1,046	Apache Corp.	40,041
164	Archrock, Inc.	654
150	Atwood Oceanics, Inc.	1,032
684	Baker Hughes, Inc.	29,323
291	Bill Barrett Corp.*	832
185	Cabot Oil & Gas Corp.	3,724
3,207	California Resources Corp.	1,803
383	Cameron International Corp.*	25,109
1,399	Chesapeake Energy Corp.	3,651
5,107	Chevron Corp.	426,128
72	Cimarex Energy Co.	6,050
475	Cloud Peak Energy, Inc.*	807
471	Columbia Pipeline Group, Inc.	8,549
78	Concho Resources, Inc.*	7,039
3,308	ConocoPhillips	111,910
394	CONSOL Energy, Inc.	3,400
664	Cosan Ltd., Class A	2,364
168	Delek U.S. Holdings, Inc.	2,658
1,463	Denbury Resources, Inc.	1,873
689	Devon Energy Corp.	13,560
403	Diamond Offshore Drilling, Inc.	8,064
5,377	DryShips, Inc.*	615
105	Energen Corp.	2,780
818	Energy XXI Ltd.	304
864	Ensco PLC, Class A	7,491
390	EOG Resources, Inc.	25,249
120	EQT Corp.	6,689
82	Exterran Corp.*	1,118
9,075	Exxon Mobil Corp.	727,361
262	FMC Technologies, Inc.*	6,427
128	Golar LNG Ltd.	2,346

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,199	Halliburton Co.	$38,704
217	Helix Energy Solutions Group, Inc.*	846
144	Helmerich & Payne, Inc.	7,628
778	Hess Corp.	33,921
620	HollyFrontier Corp.	20,968
1,942	Key Energy Services, Inc.*	445
1,070	Kinder Morgan, Inc.	19,356
2,125	Marathon Oil Corp.	17,446
1,302	Marathon Petroleum Corp.	44,593
1,876	McDermott International, Inc.*	6,191
569	Murphy Oil Corp.	9,775
1,062	Nabors Industries Ltd.	7,604
815	National Oilwell Varco, Inc.	23,855
316	Newfield Exploration Co.*	8,605
897	Noble Corp. PLC	7,472
419	Noble Energy, Inc.	12,361
1,503	Occidental Petroleum Corp.	103,436
110	Oceaneering International, Inc.	3,038
114	Oil States International, Inc.*	2,977
375	ONEOK, Inc.	9,000
399	Patterson-UTI Energy, Inc.	6,200
245	PBF Energy, Inc., Class A	7,399
132	Peabody Energy Corp.	322
1,554	Phillips 66	123,372
75	Pioneer Natural Resources Co.	9,040
404	QEP Resources, Inc.	3,943
114	Range Resources Corp.	2,705
397	Rowan Cos. PLC, Class A	5,288
1,400	Schlumberger Ltd.	100,408
57	SEACOR Holdings, Inc.*	2,758
842	Seventy Seven Energy, Inc.*	404
105	SM Energy Co.	949
401	Southwestern Energy Co.*	2,318
985	Spectra Energy Corp.	28,762
218	Stone Energy Corp.*	338
452	Superior Energy Services, Inc.	4,647
44	Targa Resources Corp.	1,183
78	Teekay Corp.	624
262	Tesoro Corp.	21,138
173	Tidewater, Inc.	995
158	Unit Corp.*	847
1,601	Valero Energy Corp.	96,188
2,377	Weatherford International PLC*	15,213
143	Western Refining, Inc.	3,814
277	Whiting Petroleum Corp.*	1,111
588	Williams Cos., Inc. (The)	9,402
315	World Fuel Services Corp.	14,745
775	WPX Energy, Inc.*	3,185
		2,346,747
	Financials — 17.0%
30	Affiliated Managers Group, Inc.*	4,161
837	Aflac, Inc.	49,818
72	Alexandria Real Estate Equities, Inc. (REIT)	5,699
21	Alleghany Corp.*	9,744
185	Allied World Assurance Co. Holdings AG	5,992
808	Allstate Corp. (The)	51,276
2,122	Ally Financial, Inc.*	37,305
191	Ambac Financial Group, Inc.*	2,917
127	American Campus Communities, Inc. (REIT)	5,559
823	American Capital Agency Corp. (REIT)	14,872
131	American Equity Investment Life Holding Co.	1,782
997	American Express Co.	55,413
172	American Financial Group, Inc./OH	11,538
3,600	American International Group, Inc.	180,720
138	American Tower Corp. (REIT)	12,724
185	Ameriprise Financial, Inc.	15,531
3,328	Annaly Capital Management, Inc. (REIT)	33,713
246	Aon PLC	23,441
98	Apartment Investment & Management Co., Class A (REIT)	3,588
197	Arch Capital Group Ltd.*	13,384
171	Arthur J. Gallagher & Co.	6,814
131	Aspen Insurance Holdings Ltd.	5,854
272	Associated Banc-Corp	4,678
239	Assurant, Inc.	16,993
284	Assured Guaranty Ltd.	7,046
97	AvalonBay Communities, Inc. (REIT)	16,649
212	Axis Capital Holdings Ltd.	11,386
23,471	Bank of America Corp.	293,857
68	Bank of Hawaii Corp.	4,318
1,687	Bank of New York Mellon Corp. (The)	59,703
117	BankUnited, Inc.	3,758
1,340	BB&T Corp.	43,094
1	Berkshire Hathaway, Inc., Class A*	202,555
1,559	Berkshire Hathaway, Inc., Class B*	209,171
121	BlackRock, Inc.	37,747
124	Boston Properties, Inc. (REIT)	14,153
276	Brandywine Realty Trust (REIT)	3,398
138	Brixmor Property Group, Inc. (REIT)	3,233
127	Brown & Brown, Inc.	4,103
97	Camden Property Trust (REIT)	7,250
993	Capital One Financial Corp.	65,270
375	Capitol Federal Financial, Inc.	4,714
78	Care Capital Properties, Inc. (REIT)	2,068
256	CBL & Associates Properties, Inc. (REIT)	2,952
241	CBRE Group, Inc., Class A*	6,124
683	Charles Schwab Corp. (The)	17,109
417	Chimera Investment Corp. (REIT)	5,433
536	Chubb Ltd.	61,924
265	Cincinnati Financial Corp.	16,732
413	CIT Group, Inc.	12,312
6,889	Citigroup, Inc.	267,638
324	Citizens Financial Group, Inc.	6,231
427	CME Group, Inc.	39,045
539	CNO Financial Group, Inc.	9,395
281	Columbia Property Trust, Inc. (REIT)	5,696
290	Comerica, Inc.	9,796
158	Commerce Bancshares, Inc./MO	6,712
581	Communications Sales & Leasing, Inc. (REIT)	10,952
135	Corporate Office Properties Trust (REIT)	3,159
199	Corrections Corp. of America (REIT)	5,757
175	Crown Castle International Corp. (REIT)	15,137
82	Cullen/Frost Bankers, Inc.	3,930
94	DCT Industrial Trust, Inc. (REIT)	3,402
279	DDR Corp. (REIT)	4,668
236	DiamondRock Hospitality Co. (REIT)	2,100
159	Digital Realty Trust, Inc. (REIT)	12,572
552	Discover Financial Services	25,624
140	Douglas Emmett, Inc. (REIT)	3,758
360	Duke Realty Corp. (REIT)	7,445
423	E*TRADE Financial Corp.*	9,924
130	East West Bancorp, Inc.	3,896
117	Eaton Vance Corp.	3,382
86	Endurance Specialty Holdings Ltd.	5,355
64	EPR Properties (REIT)	3,983
31	Equinix, Inc. (REIT)	9,414

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
293	Equity Commonwealth (REIT)*	$7,803
306	Equity Residential (REIT)	22,794
26	Essex Property Trust, Inc. (REIT)	5,441
82	Everest Re Group Ltd.	15,263
56	Extra Space Storage, Inc. (REIT)	4,600
45	Federal Realty Investment Trust (REIT)	6,663
146	Federated Investors, Inc., Class B	3,821
1,746	Fifth Third Bancorp	26,644
193	First American Financial Corp.	7,147
285	First Horizon National Corp.	3,426
985	First Niagara Financial Group, Inc.	9,101
102	First Republic Bank/CA	6,277
296	FirstMerit Corp.	5,810
284	FNB Corp./PA	3,488
378	FNF Group	12,466
76	Four Corners Property Trust, Inc. (REIT)	1,247
422	Franklin Resources, Inc.	15,129
370	Fulton Financial Corp.	4,666
395	General Growth Properties, Inc. (REIT)	10,870
3,988	Genworth Financial, Inc., Class A*	8,455
82	GEO Group, Inc. (The) (REIT)	2,381
790	Goldman Sachs Group, Inc. (The)	118,129
164	Hancock Holding Co.	3,783
94	Hanover Insurance Group, Inc. (The)	7,797
1,214	Hartford Financial Services Group, Inc. (The)	51,134
272	Hatteras Financial Corp. (REIT)	3,740
561	HCP, Inc. (REIT)	16,594
123	Healthcare Realty Trust, Inc. (REIT)	3,568
110	Highwoods Properties, Inc. (REIT)	4,790
288	Hospitality Properties Trust (REIT)	6,993
731	Host Hotels & Resorts, Inc. (REIT)	11,192
1,076	Huntington Bancshares, Inc./OH	9,415
62	Intercontinental Exchange, Inc.	14,785
468	Invesco Ltd.	12,514
341	Invesco Mortgage Capital, Inc. (REIT)	3,857
293	Iron Mountain, Inc. (REIT)	8,608
34	Jones Lang LaSalle, Inc.	3,470
7,923	JPMorgan Chase & Co.	446,065
117	Kemper Corp.	3,145
1,435	KeyCorp	15,139
62	Kilroy Realty Corp. (REIT)	3,365
400	Kimco Realty Corp. (REIT)	10,700
65	Lamar Advertising Co., Class A (REIT)	3,713
85	LaSalle Hotel Properties (REIT)	2,070
122	Legg Mason, Inc.	3,484
559	Leucadia National Corp.	8,078
353	Lexington Realty Trust (REIT)	2,732
222	Liberty Property Trust (REIT)	6,411
412	Lincoln National Corp.	15,050
757	Loews Corp.	27,517
98	LPL Financial Holdings, Inc.	1,983
188	M&T Bank Corp.	19,279
120	Macerich Co. (The) (REIT)	9,490
308	Mack-Cali Realty Corp. (REIT)	6,129
15	Markel Corp.*	12,851
546	Marsh & McLennan Cos., Inc.	31,149
546	MBIA, Inc.*	3,746
190	McGraw Hill Financial, Inc.	17,051
68	Mercury General Corp.	3,575
1,985	MetLife, Inc.	78,527
841	MFA Financial, Inc. (REIT)	5,727
78	Mid-America Apartment Communities, Inc. (REIT)	7,015
88	Moody’s Corp.	7,814
2,006	Morgan Stanley	49,548
73	MSCI, Inc.	5,148
187	Nasdaq, Inc.	11,835
116	National Retail Properties, Inc. (REIT)	5,102
278	New Residential Investment Corp. (REIT)	3,255
1,115	New York Community Bancorp, Inc.	16,870
301	Northern Trust Corp.	17,873
36	NorthStar Realty Europe Corp. (REIT)	351
109	NorthStar Realty Finance Corp. (REIT)	1,361
400	Ocwen Financial Corp.*	1,516
634	Old Republic International Corp.	11,285
97	Omega Healthcare Investors, Inc. (REIT)	3,110
207	Outfront Media, Inc. (REIT)	4,233
133	PartnerRe Ltd.	18,656
167	PennyMac Mortgage Investment Trust (REIT)	2,198
738	People’s United Financial, Inc.	10,782
423	PHH Corp.*	3,837
378	Piedmont Office Realty Trust, Inc., Class A (REIT)	6,944
919	PNC Financial Services Group, Inc. (The)	74,724
259	Popular, Inc.	6,863
73	Primerica, Inc.	3,080
456	Principal Financial Group, Inc.	17,241
110	ProAssurance Corp.	5,424
1,215	Progressive Corp. (The)	38,783
504	Prologis, Inc. (REIT)	19,384
82	Prosperity Bancshares, Inc.	3,317
1,094	Prudential Financial, Inc.	72,302
88	Public Storage (REIT)	21,955
125	Raymond James Financial, Inc.	5,480
237	Rayonier, Inc. (REIT)	5,174
180	Realogy Holdings Corp.*	5,755
163	Realty Income Corp. (REIT)	9,542
84	Regency Centers Corp. (REIT)	5,929
2,952	Regions Financial Corp.	22,199
166	Reinsurance Group of America, Inc.	14,957
70	RenaissanceRe Holdings Ltd.	7,924
363	Retail Properties of America, Inc., Class A (REIT)	5,332
74	RLI Corp.	4,645
131	RLJ Lodging Trust (REIT)	2,747
61	Ryman Hospitality Properties, Inc. (REIT)	2,920
239	Santander Consumer USA Holdings, Inc.*	2,450
309	Senior Housing Properties Trust (REIT)	4,823
33	Signature Bank/NY*	4,275
193	Simon Property Group, Inc. (REIT)	36,618
72	SL Green Realty Corp. (REIT)	6,349
2,211	SLM Corp.*	12,912
312	Spirit Realty Capital, Inc. (REIT)	3,335
92	StanCorp Financial Group, Inc.	10,571
285	Starwood Property Trust, Inc. (REIT)	4,999
512	State Street Corp.	28,047
80	Stifel Financial Corp.*	2,317
966	SunTrust Banks, Inc.	32,052
42	SVB Financial Group*	3,732
207	Synchrony Financial*	5,579
192	Synovus Financial Corp.	5,105
220	T. Rowe Price Group, Inc.	15,204
48	Taubman Centers, Inc. (REIT)	3,399
271	TCF Financial Corp.	3,073
144	TD Ameritrade Holding Corp.	4,116
196	Torchmark Corp.	10,039
798	Travelers Cos., Inc. (The)	85,801
561	Two Harbors Investment Corp. (REIT)	4,348

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,290	U.S. Bancorp	$88,211
238	UDR, Inc. (REIT)	8,171
641	Unum Group	18,288
191	Validus Holdings Ltd.	8,578
547	Valley National Bancorp	4,923
311	Ventas, Inc. (REIT)	17,313
175	Vornado Realty Trust (REIT)	15,113
412	Voya Financial, Inc.	12,096
187	W. R. Berkley Corp.	9,630
85	Waddell & Reed Financial, Inc., Class A	1,991
183	Washington Federal, Inc.	3,878
116	Webster Financial Corp.	3,899
126	Weingarten Realty Investors (REIT)	4,439
7,398	Wells Fargo & Co.	347,114
280	Welltower, Inc. (REIT)	17,858
1,014	Weyerhaeuser Co. (REIT)	26,344
87	Willis Towers Watson PLC	9,859
54	WP Carey, Inc. (REIT)	3,061
530	XL Group PLC	18,221
355	Zions Bancorp.	7,569
		4,829,493
	Health Care — 8.7%
1,562	Abbott Laboratories	60,512
841	AbbVie, Inc.	45,927
511	Aetna, Inc.	55,510
227	Agilent Technologies, Inc.	8,478
88	Alere, Inc.*	4,690
27	Alexion Pharmaceuticals, Inc.*	3,802
86	Allergan PLC*	24,949
470	Allscripts Healthcare Solutions, Inc.*	5,884
553	AmerisourceBergen Corp.	47,901
424	Amgen, Inc.	60,327
592	Anthem, Inc.	77,368
675	Baxalta, Inc.	26,001
675	Baxter International, Inc.	26,669
168	Becton, Dickinson and Co.	24,772
61	Biogen, Inc.*	15,825
31	Bio-Rad Laboratories, Inc., Class A*	4,174
844	Boston Scientific Corp.*	14,331
1,578	Bristol-Myers Squibb Co.	97,726
132	Brookdale Senior Living, Inc.*	1,897
47	C.R. Bard, Inc.	9,042
893	Cardinal Health, Inc.	72,958
149	Celgene Corp.*	15,024
119	Centene Corp.*	6,778
104	Cerner Corp.*	5,310
273	Cigna Corp.	38,113
348	Community Health Systems, Inc.*	5,262
26	Cooper Cos., Inc. (The)	3,717
257	DaVita HealthCare Partners, Inc.*	16,954
120	DENTSPLY International, Inc.	7,315
78	Edwards Lifesciences Corp.*	6,786
1,307	Eli Lilly & Co.	94,104
45	Endo International PLC*	1,881
116	Envision Healthcare Holdings, Inc.*	2,551
1,072	Express Scripts Holding Co.*	75,447
397	Gilead Sciences, Inc.	34,638
113	Halyard Health, Inc.*	2,884
899	HCA Holdings, Inc.*	62,220
232	Health Net, Inc.*	14,435
74	HealthSouth Corp.	2,607
93	Henry Schein, Inc.*	15,387
120	Hologic, Inc.*	4,156
247	Humana, Inc.	43,712
19	Illumina, Inc.*	2,855
18	Intuitive Surgical, Inc.*	10,135
3,197	Johnson & Johnson	336,356
249	Kindred Healthcare, Inc.	2,617
107	Laboratory Corp. of America Holdings*	11,753
99	LifePoint Health, Inc.*	6,174
80	Magellan Health, Inc.*	5,039
40	Mallinckrodt PLC*	2,601
410	McKesson Corp.	63,804
83	MEDNAX, Inc.*	5,564
876	Medtronic PLC	67,794
3,768	Merck & Co., Inc.	189,191
14	Mettler-Toledo International, Inc.*	4,409
60	Molina Healthcare, Inc.*	3,722
263	Mylan N.V.*	11,853
214	Owens & Minor, Inc.	8,434
100	Patterson Cos., Inc.	4,344
481	PDL BioPharma, Inc.	1,448
100	PerkinElmer, Inc.	4,726
39	Perrigo Co. PLC	4,924
9,310	Pfizer, Inc.	276,228
226	Quest Diagnostics, Inc.	15,036
101	Quintiles Transnational Holdings, Inc.*	6,334
59	ResMed, Inc.	3,358
233	St. Jude Medical, Inc.	12,510
63	STERIS PLC	4,052
207	Stryker Corp.	20,675
40	Teleflex, Inc.	5,713
298	Tenet Healthcare Corp.*	7,396
243	Thermo Fisher Scientific, Inc.	31,393
22	United Therapeutics Corp.*	2,683
1,198	UnitedHealth Group, Inc.	142,682
95	Universal Health Services, Inc., Class B	10,485
77	Varian Medical Systems, Inc.*	6,023
65	VCA, Inc.*	3,317
48	Waters Corp.*	5,775
97	WellCare Health Plans, Inc.*	8,717
119	Zimmer Biomet Holdings, Inc.	11,520
205	Zoetis, Inc.	8,417
		2,478,081
	Industrials — 8.9%
563	3M Co.	88,318
140	ABM Industries, Inc.	4,396
294	ADT Corp. (The)	11,869
318	AECOM*	8,732
233	AGCO Corp.	11,531
59	Allegion PLC	3,717
155	Allison Transmission Holdings, Inc.	3,670
117	American Airlines Group, Inc.	4,797
153	AMETEK, Inc.	7,101
227	Armstrong World Industries, Inc.*	9,200
256	Avis Budget Group, Inc.*	6,564
87	B/E Aerospace, Inc.	3,795
72	Babcock & Wilcox Enterprises, Inc.*	1,406
670	Boeing Co. (The)	79,181
160	Brink’s Co. (The)	4,680
145	BWX Technologies, Inc.	4,625
192	C.H. Robinson Worldwide, Inc.	13,407
60	Carlisle Cos., Inc.	5,410
1,272	Caterpillar, Inc.	86,114
191	Chicago Bridge & Iron Co. N.V.	6,406
89	Cintas Corp.	7,475
1,296	Civeo Corp.*	1,154
85	Clean Harbors, Inc.*	3,621
95	Colfax Corp.*	2,404
197	Covanta Holding Corp.	2,744
57	Crane Co.	2,796
1,175	CSX Corp.	28,365

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
213	Cummins, Inc.	$20,782
57	Curtiss-Wright Corp.	4,024
412	Danaher Corp.	36,779
644	Deere & Co.	51,636
233	Delta Air Lines, Inc.	11,240
57	Deluxe Corp.	3,272
116	Donaldson Co., Inc.	3,276
217	Dover Corp.	13,189
33	Dun & Bradstreet Corp. (The)	3,161
604	Eaton Corp. PLC	34,253
122	EMCOR Group, Inc.	5,596
1,097	Emerson Electric Co.	53,567
52	EnerSys	2,671
76	Equifax, Inc.	7,971
121	Essendant, Inc.	3,566
42	Esterline Technologies Corp.*	2,352
213	Expeditors International of Washington, Inc.	9,751
244	Fastenal Co.	11,051
318	FedEx Corp.	43,528
141	Flowserve Corp.	5,925
410	Fluor Corp.	18,876
119	Fortune Brands Home & Security, Inc.	5,976
93	FTI Consulting, Inc.*	3,061
68	GATX Corp.	2,925
108	Generac Holdings, Inc.*	3,752
525	General Cable Corp.	4,510
420	General Dynamics Corp.	57,233
17,695	General Electric Co.	515,632
48	Genesee & Wyoming, Inc., Class A*	2,723
288	Harsco Corp.	1,092
236	HD Supply Holdings, Inc.*	6,558
1,132	Hertz Global Holdings, Inc.*	9,622
78	Hexcel Corp.	3,224
750	Honeywell International, Inc.	76,013
55	Hubbell, Inc.	5,465
51	Huntington Ingalls Industries, Inc.	6,684
63	IDEX Corp.	4,735
39	IHS, Inc., Class A*	4,056
397	Illinois Tool Works, Inc.	37,417
303	Ingersoll-Rand PLC	16,835
84	ITT Corp.	2,962
68	J.B. Hunt Transport Services, Inc.	5,188
383	Jacobs Engineering Group, Inc.*	14,803
233	Joy Global, Inc.	3,010
65	Kansas City Southern	5,311
126	KAR Auction Services, Inc.	4,462
599	KBR, Inc.	8,284
144	Kennametal, Inc.	2,899
73	Kirby Corp.*	4,133
133	KLX, Inc.*	3,723
181	L-3 Communications Holdings, Inc.	21,233
60	Lincoln Electric Holdings, Inc.	3,274
380	Lockheed Martin Corp.	82,000
172	Manitowoc Co., Inc. (The)	2,726
217	ManpowerGroup, Inc.	16,804
325	Masco Corp.	9,165
191	MasTec, Inc.*	3,243
50	Moog, Inc., Class A*	2,159
377	MRC Global, Inc.*	4,505
56	MSC Industrial Direct Co., Inc., Class A	3,896
355	Navistar International Corp.*	2,986
264	Nielsen Holdings PLC	13,290
387	Norfolk Southern Corp.	28,317
293	Northrop Grumman Corp.	56,320
248	NOW, Inc.*	4,013
57	Old Dominion Freight Line, Inc.*	3,680
107	Orbital ATK, Inc.	8,962
162	Oshkosh Corp.	5,589
250	Owens Corning	10,730
478	PACCAR, Inc.	24,617
185	Parker-Hannifin Corp.	18,722
178	Pentair PLC	8,492
566	Pitney Bowes, Inc.	10,256
327	Quanta Services, Inc.*	6,635
774	R.R. Donnelley & Sons Co.	11,749
459	Raytheon Co.	56,847
63	Regal Beloit Corp.	3,439
559	Republic Services, Inc.	25,546
138	Rexnord Corp.*	2,503
90	Robert Half International, Inc.	3,545
119	Rockwell Automation, Inc.	12,387
127	Rockwell Collins, Inc.	11,121
55	Roper Technologies, Inc.	9,236
121	Ryder System, Inc.	6,863
89	Sensata Technologies Holding N.V.*	3,036
48	Snap-on, Inc.	6,944
121	Southwest Airlines Co.	5,076
141	Spirit AeroSystems Holdings, Inc., Class A*	6,486
82	SPX Corp.	967
82	SPX FLOW, Inc.*	1,536
210	Stanley Black & Decker, Inc.	19,742
41	Stericycle, Inc.*	4,671
43	Teledyne Technologies, Inc.*	3,663
230	Terex Corp.	5,147
347	Textron, Inc.	11,850
124	Timken Co. (The)	3,699
48	TransDigm Group, Inc.*	10,252
167	Trinity Industries, Inc.	2,645
96	Triumph Group, Inc.	2,924
147	Tutor Perini Corp.*	1,964
392	Tyco International PLC	13,791
634	Union Pacific Corp.	49,997
140	United Continental Holdings, Inc.*	8,016
815	United Parcel Service, Inc., Class B	78,688
101	United Rentals, Inc.*	5,209
1,087	United Technologies Corp.	105,026
35	Valmont Industries, Inc.	3,957
56	Verisk Analytics, Inc.*	4,079
59	W.W. Grainger, Inc.	12,797
31	WABCO Holdings, Inc.*	2,923
104	Waste Connections, Inc.	6,414
707	Waste Management, Inc.	39,486
35	Watsco, Inc.	4,464
110	WESCO International, Inc.*	4,846
188	Xylem, Inc.	7,033
176	YRC Worldwide, Inc.*	1,417
		2,515,827
	Information Technology — 10.1%
541	Accenture PLC, Class A	54,241
691	Activision Blizzard, Inc.	21,884
215	Adobe Systems, Inc.*	18,307
2,095	Advanced Micro Devices, Inc.*	4,483
87	Akamai Technologies, Inc.*	4,695
30	Alliance Data Systems Corp.*	6,304
159	Alphabet, Inc., Class A*	114,038
159	Alphabet, Inc., Class C*	110,945
144	Amdocs Ltd.	8,173
407	Amkor Technology, Inc.*	2,059
157	Amphenol Corp., Class A	8,332
271	Analog Devices, Inc.	14,360
82	Anixter International, Inc.*	3,512

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
51	ANSYS, Inc.*	$4,234
2,776	Apple, Inc.	268,411
983	Applied Materials, Inc.	18,549
392	Arrow Electronics, Inc.*	22,407
100	Autodesk, Inc.*	5,174
356	Automatic Data Processing, Inc.	30,150
557	Avnet, Inc.	22,921
165	Benchmark Electronics, Inc.*	3,572
288	Booz Allen Hamilton Holding Corp.	7,949
71	Broadcom Ltd.	9,512
95	Broadridge Financial Solutions, Inc.	5,332
447	Brocade Communications Systems, Inc.	4,439
451	CA, Inc.	13,210
58	CACI International, Inc., Class A*	5,604
150	CDW Corp.	5,937
74	Check Point Software Technologies Ltd.*	6,147
4,894	Cisco Systems, Inc.	128,125
131	Citrix Systems, Inc.*	9,255
294	Cognizant Technology Solutions Corp., Class A*	16,752
112	CommScope Holding Co., Inc.*	2,821
257	Computer Sciences Corp.	7,404
109	CoreLogic, Inc.*	3,770
1,630	Corning, Inc.	29,829
125	Cree, Inc.*	3,968
257	CSRA, Inc.	6,669
121	Diebold, Inc.	3,003
40	DST Systems, Inc.	4,183
845	eBay, Inc.*	20,111
71	EchoStar Corp., Class A*	3,174
102	Electronic Arts, Inc.*	6,553
1,767	EMC Corp.	46,172
37	F5 Networks, Inc.*	3,558
285	Facebook, Inc., Class A*	30,472
237	Fairchild Semiconductor International, Inc.*	4,754
257	Fidelity National Information Services, Inc.	14,970
144	First Solar, Inc.*	10,349
184	Fiserv, Inc.*	17,596
2,360	Flextronics International Ltd.*	25,630
138	FLIR Systems, Inc.	4,273
189	Genpact Ltd.*	4,995
146	Harris Corp.	11,391
4,054	Hewlett Packard Enterprise Co.	53,797
4,054	HP, Inc.	43,337
874	Ingram Micro, Inc., Class A	31,289
162	Insight Enterprises, Inc.*	4,228
7,158	Intel Corp.	211,805
1,526	International Business Machines Corp.	199,952
113	Intuit, Inc.	10,920
606	Jabil Circuit, Inc.	12,635
635	Juniper Networks, Inc.	15,685
207	Keysight Technologies, Inc.*	5,401
169	KLA-Tencor Corp.	11,448
226	Knowles Corp.*	2,572
111	Lam Research Corp.	8,136
149	Leidos Holdings, Inc.	6,440
148	Lexmark International, Inc., Class A	4,591
185	Linear Technology Corp.	8,070
13	LinkedIn Corp., Class A*	1,524
518	Marvell Technology Group Ltd.	4,947
258	MasterCard, Inc., Class A	22,425
339	Maxim Integrated Products, Inc.	11,479
210	Microchip Technology, Inc.	9,343
876	Micron Technology, Inc.*	9,312
7,003	Microsoft Corp.	356,313
208	Motorola Solutions, Inc.	15,286
299	NCR Corp.*	6,985
289	NetApp, Inc.	7,179
314	Nuance Communications, Inc.*	6,126
412	NVIDIA Corp.	12,920
104	NXP Semiconductors N.V.*	7,409
470	ON Semiconductor Corp.*	3,943
2,672	Oracle Corp.	98,276
314	Paychex, Inc.	16,136
845	PayPal Holdings, Inc.*	32,228
1,352	QUALCOMM, Inc.	68,668
57	Red Hat, Inc.*	3,725
99	salesforce.com, Inc.*	6,707
186	SanDisk Corp.	13,440
319	Sanmina Corp.*	6,571
65	Science Applications International Corp.	2,902
346	Seagate Technology PLC	10,851
59	Skyworks Solutions, Inc.	3,921
724	Symantec Corp.	13,980
95	SYNNEX Corp.	8,933
134	Synopsys, Inc.*	5,997
412	TE Connectivity Ltd.	23,451
268	Tech Data Corp.*	18,870
152	Teradata Corp.*	3,792
256	Teradyne, Inc.	4,885
843	Texas Instruments, Inc.	44,696
132	Total System Services, Inc.	5,753
204	Trimble Navigation Ltd.*	4,745
251	Unisys Corp.*	2,703
107	Vantiv, Inc., Class A*	5,568
67	VeriSign, Inc.*	5,661
685	Visa, Inc., Class A	49,587
392	Vishay Intertechnology, Inc.	4,641
186	Western Digital Corp.	8,097
727	Western Union Co. (The)	13,275
2,716	Xerox Corp.	26,101
269	Xilinx, Inc.	12,702
559	Yahoo!, Inc.*	17,771
		2,874,788
	Materials — 2.9%
196	Air Products & Chemicals, Inc.	25,964
62	Airgas, Inc.	8,774
979	AK Steel Holding Corp.*	2,800
114	Albemarle Corp.	6,409
2,048	Alcoa, Inc.	18,289
240	Allegheny Technologies, Inc.	3,218
74	AptarGroup, Inc.	5,454
96	Ashland, Inc.	9,148
166	Avery Dennison Corp.	10,810
115	Axiall Corp.	2,288
148	Ball Corp.	9,802
181	Bemis Co., Inc.	8,882
152	Berry Plastics Group, Inc.*	4,732
119	Cabot Corp.	5,299
181	Celanese Corp.	10,922
280	CF Industries Holdings, Inc.	10,209
222	Chemours Co. (The)	1,139
144	Chemtura Corp.*	3,633
2,298	Cliffs Natural Resources, Inc.*	4,964
435	Commercial Metals Co.	6,390
38	Compass Minerals International, Inc.	2,578
224	Constellium N.V., Class A*	1,169
220	Crown Holdings, Inc.*	10,307
216	Domtar Corp.	7,601
1,995	Dow Chemical Co. (The)	96,977

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,110	E.I. du Pont de Nemours & Co.	$67,566
207	Eastman Chemical Co.	13,279
178	Ecolab, Inc.	18,254
108	FMC Corp.	4,065
4,325	Freeport-McMoRan, Inc.	33,000
50	GCP Applied Technologies, Inc.*	886
457	Graphic Packaging Holding Co.	5,635
80	Greif, Inc., Class A	2,121
398	Huntsman Corp.	4,322
58	International Flavors & Fragrances, Inc.	5,991
736	International Paper Co.	26,275
760	LyondellBasell Industries N.V., Class A	60,960
38	Martin Marietta Materials, Inc.	5,420
369	Monsanto Co.	33,206
557	Mosaic Co. (The)	14,844
9	NewMarket Corp.	3,286
1,360	Newmont Mining Corp.	35,129
676	Nucor Corp.	26,594
163	Olin Corp.	2,471
515	Owens-Illinois, Inc.*	7,704
80	Packaging Corp. of America	3,880
94	PolyOne Corp.	2,530
232	PPG Industries, Inc.	22,395
296	Praxair, Inc.	30,130
184	Reliance Steel & Aluminum Co.	11,204
210	Resolute Forest Products, Inc.*	1,077
152	RPM International, Inc.	6,209
169	Sealed Air Corp.	7,728
58	Sensient Technologies Corp.	3,334
41	Sherwin-Williams Co. (The)	11,090
61	Silgan Holdings, Inc.	3,125
172	Sonoco Products Co.	7,516
365	Southern Copper Corp.	8,738
500	Steel Dynamics, Inc.	9,095
580	United States Steel Corp.	5,290
71	Valspar Corp. (The)	5,555
107	Vulcan Materials Co.	10,543
244	WestRock Co.	8,240
50	WR Grace & Co.*	3,437
		809,882
	Telecommunication Services — 3.7%
15,451	AT&T, Inc.	570,914
1,895	CenturyLink, Inc.	57,968
2,945	Frontier Communications Corp.	15,932
163	Level 3 Communications, Inc.*	7,914
408	Telephone & Data Systems, Inc.	10,902
335	T-Mobile US, Inc.*	12,429
7,243	Verizon Communications, Inc.	367,437
484	Windstream Holdings, Inc.	3,640
		1,047,136
	Utilities — 4.7%
2,413	AES Corp.	23,647
222	AGL Resources, Inc.	14,352
73	ALLETE, Inc.	3,871
190	Alliant Energy Corp.	12,911
594	Ameren Corp.	27,888
1,012	American Electric Power Co., Inc.	62,491
252	American Water Works Co., Inc.	16,335
158	Aqua America, Inc.	4,830
195	Atmos Energy Corp.	13,535
150	Avangrid, Inc.*	5,819
138	Avista Corp.	5,216
91	Black Hills Corp.	5,097
640	Calpine Corp.*	8,038
1,099	CenterPoint Energy, Inc.	20,474
94	Cleco Corp.	4,316
493	CMS Energy Corp.	19,503
710	Consolidated Edison, Inc.	49,707
835	Dominion Resources, Inc.	58,383
358	DTE Energy Co.	30,115
1,292	Duke Energy Corp.	95,970
151	Dynegy, Inc.*	1,522
586	Edison International	39,942
521	Entergy Corp.	37,621
461	Eversource Energy	25,032
2,712	Exelon Corp.	85,401
1,464	FirstEnergy Corp.	49,000
347	Great Plains Energy, Inc.	10,181
228	Hawaiian Electric Industries, Inc.	6,694
78	IDACORP, Inc.	5,535
112	ITC Holdings Corp.	4,551
436	MDU Resources Group, Inc.	7,940
109	National Fuel Gas Co.	4,979
138	New Jersey Resources Corp.	4,778
617	NextEra Energy, Inc.	69,610
471	NiSource, Inc.	10,117
69	NorthWestern Corp.	4,097
890	NRG Energy, Inc.	9,594
340	OGE Energy Corp.	8,459
105	ONE Gas, Inc.	6,088
620	Pepco Holdings, Inc.	16,232
962	PG&E Corp.	54,574
125	Piedmont Natural Gas Co., Inc.	7,426
238	Pinnacle West Capital Corp.	16,382
177	PNM Resources, Inc.	5,650
169	Portland General Electric Co.	6,430
1,320	PPL Corp.	46,187
1,105	Public Service Enterprise Group, Inc.	47,139
229	Questar Corp.	5,672
260	SCANA Corp.	16,905
325	Sempra Energy	31,366
1,824	Southern Co. (The)	87,880
91	Southwest Gas Corp.	5,551
165	Talen Energy Corp.*	1,049
562	TECO Energy, Inc.	15,438
336	UGI Corp.	12,419
165	Vectren Corp.	7,511
306	WEC Energy Group, Inc.	17,243
260	Westar Energy, Inc.	11,300
106	WGL Holdings, Inc.	7,228
993	Xcel Energy, Inc.	39,263
		1,332,484
	Total Common Stocks (Cost $24,032,352)	23,443,170

Principal Amount
	Repurchase Agreements (a)(b) — 22.3%
$6,328,226	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $6,328,278	6,328,226
	Total Repurchase Agreements (Cost $6,328,226)	6,328,226

	Total Investment Securities (Cost $30,360,578) — 105.0%	29,771,396
	Liabilities in excess of other assets — (5.0%)	(1,411,576)
	Net Assets — 100.0%	$28,359,820

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $5,902,183.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$873,039
Aggregate gross unrealized depreciation	(1,562,410)
Net unrealized depreciation	$(689,371)
Federal income tax cost of investments	$30,460,767

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(27,474,208)	01/08/18	Deutsche Bank AG	(0.35)%	RAFI® US Equity Long/Short Index (short portion)	$—
5,202,737	11/06/17	Societe Generale	0.53%	RAFI® US Equity Long/Short Index (long portion)	—
(1,174,518)	11/06/17	Societe Generale	(0.03)%	RAFI® US Equity Long/Short Index (short portion)	—
$(23,445,989)					$—

(1) Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

30 Year TIPS/TSY Spread

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations — 83.6%
	U.S. Treasury Inflation Index Bonds
$1,503,811	0.75%, due 02/15/45	$1,403,546
1,398,189	1.00%, due 02/15/46	1,402,717
	Total Long-Term U.S. Treasury Obligations (Cost $2,749,610)	2,806,263

	Repurchase Agreements (a) — 29.6%
993,221	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $993,230	993,221
	Total Repurchase Agreements (Cost $993,221)	993,221

	Total Investment Securities (Cost $3,742,831) — 113.2%	3,799,484
	Liabilities in excess of other assets — (13.2%)	(444,318)
	Net Assets — 100.0%	$3,355,166

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,871
Aggregate gross unrealized depreciation	(218)
Net unrealized appreciation	$56,653
Federal income tax cost of investments	$3,742,831

Swap Agreements

30 Year TIPS/TSY Spread had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,708,114)	05/06/16	Citibank, N.A.	(0.08)%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	$(241,426)
549,698	05/06/16	Citibank, N.A.	0.17%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	39,567
(2,509,302)	01/06/17	Societe Generale	0.07%	Credit Suisse 30-Year Inflation Breakeven Index (duration-adjusted short exposure to U.S. Treasury bonds)	(173,911)
14,285	05/08/17	Societe Generale	0.48%	Credit Suisse 30-Year Inflation Breakeven Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	2,951
$(3,653,433)					$(372,819)

(1)    Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

CDS North American HY Credit ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 94.5%
$1,798,630	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,798,645	$1,798,630
	Total Repurchase Agreements (Cost $1,798,630)	1,798,630

	Total Investment Securities (Cost $1,798,630) †— 94.5%	1,798,630
	Other assets less liabilities — 5.5%	104,897
	Net Assets — 100.0%	$1,903,527

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Credit Default Swap Agreements - Sell protection (a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at February 29, 2016 (b)	Notional Amount (c)		Value	Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
CDX North American High Yield Index; Version 2, Series 24*	5.00%	06/20/2020	4.47%	$99,000	**	$2,877	$4,053	$(1,176)
CDX North American High Yield Index; Version 1, Series 25	5.00%	12/20/2020	5.21%	1,790,000		1,479	(2,084)	3,563
						$4,356	$1,969	$2,387

*As of February 29, 2016, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**Reflects the notional amount after the default of securities.

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection would be required to pay a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential payment the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 97.2%
$3,763,600	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $3,763,630	$3,763,600
	Total Repurchase Agreements (Cost $3,763,600)	3,763,600

	Total Investment Securities (Cost $3,763,600) † — 97.2%	3,763,600
	Other assets less liabilities — 2.8%	109,065
	Net Assets — 100.0%	$3,872,665

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Credit Default Swap Agreements - Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at February 29, 2016 (b)	Notional Amount (c)		Value	Premiums Paid(Received)	Unrealized Appreciation (Depreciation)
CDX North American High Yield Index; Version 2, Series 24*	5.00%	06/20/2020	4.47%	$148,500	**	$(4,317)	$(10,044)	$5,727
CDX North American High Yield Index; Version 1, Series 25	5.00%	12/20/2020	5.21%	3,690,000		(3,048)	9,014	(12,062)
						$(7,365)	$(1,030)	$(6,335)

*As of February 29, 2016, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.

**Reflects the notional amount after the default of securities.

(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b) Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c) The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

Short S&P500®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.8%
	U.S. Treasury Bills
$75,000,000	0.00%, due 03/10/16	$74,996,438
150,000,000	0.00%, due 03/17/16	149,986,089
160,000,000	0.00%, due 03/24/16	159,977,549
167,000,000	0.00%, due 04/07/16	166,966,512
225,000,000	0.00%, due 04/21/16	224,929,822
115,000,000	0.00%, due 04/28/16	114,951,606
250,000,000	0.00%, due 05/05/16	249,879,250
200,000,000	0.00%, due 05/12/16	199,885,400
220,000,000	0.00%, due 05/19/16	219,859,200
180,000,000	0.00%, due 05/26/16	179,863,560
30,000,000	0.00%, due 06/02/16	29,976,510
50,000,000	0.00%, due 06/09/16	49,957,650
50,000,000	0.00%, due 06/16/16	49,955,200
295,000,000	0.00%, due 06/23/16	294,709,130
	Total U.S. Government & Agency Securities (Cost $2,165,933,433)	2,165,893,916

	Repurchase Agreements (a)(b) — 20.3%
558,127,867	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $558,132,424	558,127,867
	Total Repurchase Agreements (Cost $558,127,867)	558,127,867

	Total Investment Securities (Cost $2,724,061,300) — 99.1%	2,724,021,783
	Other assets less liabilities — 0.9%	25,592,128
	Net Assets — 100.0%	$2,749,613,911

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $245,068,951.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,383
Aggregate gross unrealized depreciation	(56,900)
Net unrealized depreciation	$(39,517)
Federal income tax cost of investments	$2,724,061,300

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	3,554	03/18/16	$342,694,450	$7,694,358

Cash collateral in the amount of $18,569,650 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(304,601,368)	11/07/16	Bank of America, N.A.	(0.43)%	S&P 500®	$(3,897,797)
(657,522,190)	11/06/17	Citibank, N.A.	(0.60)%	S&P 500®	(27,905,149)
(313,290,750)	11/06/17	Credit Suisse International	(0.53)%	S&P 500®	16,941,122
(215,515,968)	11/06/17	Deutsche Bank AG	(0.45)%	S&P 500®	4,294,177
(2,057,355)	11/06/17	Deutsche Bank AG	(0.33)%	SPDR® S&P 500® ETF Trust	163,657
(354,127,172)	01/08/18	Goldman Sachs International	(0.30)%	S&P 500®	(16,218,999)
(205,569,500)	01/06/17	Morgan Stanley & Co. International PLC	(0.28)%	S&P 500®	(11,928,700)
(171,815,883)	11/06/17	Societe Generale	(0.33)%	S&P 500®	7,508,094
(182,371,265)	11/07/16	UBS AG	(0.48)%	S&P 500®	(8,349,334)
$(2,406,871,451)					$(39,392,929)

(1)    Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.4%
	U.S. Treasury Bills
$33,000,000	0.00%, due 03/03/16	$32,999,615
20,000,000	0.00%, due 03/24/16	19,997,227
65,000,000	0.00%, due 04/14/16	64,986,097
24,000,000	0.00%, due 04/28/16	23,988,303
40,000,000	0.00%, due 05/05/16	39,980,680
100,000,000	0.00%, due 05/12/16	99,942,700
50,000,000	0.00%, due 05/19/16	49,968,000
50,000,000	0.00%, due 05/26/16	49,962,100
	Total U.S. Government & Agency Securities (Cost $381,827,578)	381,824,722

	Repurchase Agreements (a)(b) — 23.5%
115,719,743	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $115,720,688	115,719,743
	Total Repurchase Agreements (Cost $115,719,743)	115,719,743

	Total Investment Securities (Cost $497,547,321) — 100.9%	497,544,465
	Liabilities in excess of other assets — (0.9%)	(4,228,528)
	Net Assets — 100.0%	$493,315,937

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $35,872,283.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$368
Aggregate gross unrealized depreciation	(3,224)
Net unrealized depreciation	$(2,856)
Federal income tax cost of investments	$497,547,321

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	239	03/18/16	$20,071,220	$1,412,714

Cash collateral in the amount of $1,261,920 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(90,856,560)	11/07/16	Bank of America, N.A.	(0.43)%	NASDAQ-100 Index®	$(3,320,073)
(78,609,988)	04/06/16	Citibank, N.A.	(0.65)%	NASDAQ-100 Index®	(4,987,172)
(12,002,453)	11/06/17	Credit Suisse International	(0.53)%	NASDAQ-100 Index®	1,771,667
(58,953,641)	11/06/17	Deutsche Bank AG	(0.55)%	NASDAQ-100 Index®	2,768,321
(56,694,806)	11/07/16	Goldman Sachs International	(0.30)%	NASDAQ-100 Index®	(2,761,297)
(102,027,428)	11/06/17	Morgan Stanley & Co. International PLC	(0.48)%	NASDAQ-100 Index®	(1,291,615)
(1,610,657)	11/06/17	Morgan Stanley & Co. International PLC	(0.23)%	PowerShares QQQ TrustSM, Series 1	188,330
(42,625,154)	11/06/17	Societe Generale	(0.53)%	NASDAQ-100 Index®	3,481,969
(29,875,350)	11/07/16	UBS AG	(0.53)%	NASDAQ-100 Index®	(5,448,472)
$(473,256,037)					$(9,598,342)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 78.2%
	U.S. Treasury Bills
$50,000,000	0.00%, due 03/17/16	$49,996,778
125,000,000	0.00%, due 03/31/16	124,983,646
60,000,000	0.00%, due 05/12/16	59,965,620
20,000,000	0.00%, due 06/23/16	19,980,280
	Total U.S. Government & Agency Securities (Cost $254,929,094)	254,926,324

	Repurchase Agreements (a)(b) — 19.2%
62,470,520	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $62,471,031	62,470,520
	Total Repurchase Agreements (Cost $62,470,520)	62,470,520

	Total Investment Securities (Cost $317,399,614) — 97.4%	317,396,844
	Other assets less liabilities — 2.6%	8,499,538
	Net Assets — 100.0%	$325,896,382

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $38,070,398.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,770)
Net unrealized depreciation	$(2,770)
Federal income tax cost of investments	$317,399,614

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	174	03/18/16	$14,348,040	$693,170

Cash collateral in the amount of $746,460 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(28,067,793)	11/07/16	Bank of America, N.A.	(0.38)%	Dow Jones Industrial AverageSM	$(2,261,192)
(40,622,556)	04/06/16	Citibank, N.A.	(0.55)%	Dow Jones Industrial AverageSM	1,545,991
(61,969,102)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones Industrial AverageSM	4,557,477
(7,871,523)	11/06/17	Deutsche Bank AG	(0.20)%	Dow Jones Industrial AverageSM	51,420
(2,767,864)	11/06/17	Deutsche Bank AG	(0.15)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	180,513
(121,776,266)	11/07/16	Goldman Sachs International	(0.25)%	Dow Jones Industrial AverageSM	(4,228,771)
(37,664,986)	11/06/17	Societe Generale	(0.48)%	Dow Jones Industrial AverageSM	2,028,619
(10,818,930)	11/07/16	UBS AG	(0.53)%	Dow Jones Industrial AverageSM	(1,124,559)
$(311,559,020)					$749,498

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities — 58.7%
	U.S. Treasury Bills
$10,000,000	0.00%, due 03/03/16	$9,999,883
15,000,000	0.00%, due 06/23/16	14,985,211
	Total U.S. Government & Agency Securities (Cost $24,985,776)	24,985,094

	Repurchase Agreements (a) — 26.5%
11,256,803	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $11,256,894	11,256,803
	Total Repurchase Agreements (Cost $11,256,803)	11,256,803

	Total Investment Securities (Cost $36,242,579) — 85.2%	36,241,897
	Other assets less liabilities — 14.8%	6,306,242
	Net Assets — 100.0%	$42,548,139

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(682)
Net unrealized depreciation	$(682)
Federal income tax cost of investments	$36,242,579

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	49	03/18/16	$6,529,250	$51,763

Cash collateral in the amount of $361,130 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(10,581,843)	11/07/16	Bank of America, N.A.	(0.23)%	S&P MidCap 400®	$(281,759)
(10,473,597)	11/06/17	Credit Suisse International	(0.43)%	S&P MidCap 400®	390,691
(3,073,547)	11/06/17	Deutsche Bank AG	0.00%	S&P MidCap 400®	193,292
(2,908,494)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	S&P MidCap 400®	103,882
(8,959,635)	11/06/17	Societe Generale	(0.33)%	S&P MidCap 400®	428,479
$(35,997,116)					$834,585

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 72.7%
	U.S. Treasury Bills
$100,000,000	0.00%, due 03/17/16	$99,993,556
150,000,000	0.00%, due 04/14/16	149,958,658
35,000,000	0.00%, due 04/21/16	34,994,546
40,000,000	0.00%, due 04/28/16	39,984,855
45,000,000	0.00%, due 05/19/16	44,971,200
	Total U.S. Government & Agency Securities (Cost $369,903,663)	369,902,815

	Repurchase Agreements (a)(b) — 18.5%
93,939,953	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $93,940,721	93,939,953
	Total Repurchase Agreements (Cost $93,939,953)	93,939,953

	Total Investment Securities (Cost $463,843,616) — 91.2%	463,842,768
	Other assets less liabilities— 8.8%	44,935,816
	Net Assets — 100.0%	$508,778,584

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $55,848,988.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(848)
Net unrealized depreciation	$(848)
Federal income tax cost of investments	$463,843,616

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	187	03/18/16	$19,290,920	$1,412,423

Cash collateral in the amount of $1,009,800 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Short Russell2000 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(57,694,042)	11/07/16	Bank of America, N.A.	0.32%	Russell 2000® Index	$(11,362,712)
(107,791,475)	04/06/16	Citibank, N.A.	0.30%	Russell 2000® Index	7,035,316
(8,527,987)	11/06/17	Credit Suisse International	0.37%	Russell 2000® Index	1,310,422
(9,269,930)	11/06/17	Deutsche Bank AG	0.60%	Russell 2000® Index	1,620,483
(495,946)	11/06/17	Deutsche Bank AG	0.60%	iShares® Russell 2000 ETF	75,789
(84,940,781)	11/07/16	Goldman Sachs International	0.35%	Russell 2000® Index	(5,149,294)
(44,878,318)	11/06/17	Morgan Stanley & Co. International PLC	0.27%	Russell 2000® Index	2,458,961
(781,405)	11/06/17	Morgan Stanley & Co. International PLC	0.47%	iShares® Russell 2000 ETF	119,727
(52,294,301)	11/06/17	Societe Generale	0.27%	Russell 2000® Index	4,539,364
(122,834,580)	11/07/16	UBS AG	0.17%	Russell 2000® Index	10,373,629
$(489,508,765)					$11,021,685

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security — 68.9%
	U.S. Treasury Bill
$10,000,000	0.00%, due 04/14/16	$9,997,861
	Total U.S. Government & Agency Security (Cost $9,997,861)	9,997,861

	Repurchase Agreements (a) — 17.1%
2,486,234	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $2,486,254	2,486,234
	Total Repurchase Agreements (Cost $2,486,234)	2,486,234

	Total Investment Securities (Cost $12,484,095) † — 86.0%	12,484,095
	Other assets less liabilities— 14.0%	2,026,696
	Net Assets — 100.0%	$14,510,791

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,732,523)	11/06/17	Bank of America, N.A.	(0.13)%	S&P SmallCap 600®	$318,160
(2,305,973)	11/06/17	Citibank, N.A.	(0.20)%	S&P SmallCap 600®	(133,785)
(1,908,086)	11/06/17	Credit Suisse International	0.02%	S&P SmallCap 600®	165,799
(4,027,540)	11/06/17	Deutsche Bank AG	0.40%	S&P SmallCap 600®	189,798
(1,966,368)	11/06/17	Morgan Stanley & Co. International PLC	0.12%	S&P SmallCap 600®	136,123
(1,556,703)	11/06/17	Societe Generale	0.17%	S&P SmallCap 600®	109,291
$(14,497,193)					$785,386

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.0%
	U.S. Treasury Bills
$155,000,000	0.00%, due 03/03/16	$154,998,867
56,000,000	0.00%, due 03/10/16	55,997,340
35,000,000	0.00%, due 03/17/16	34,996,414
150,000,000	0.00%, due 03/24/16	149,999,042
150,000,000	0.00%, due 03/31/16	149,996,875
60,000,000	0.00%, due 04/07/16	59,987,204
150,000,000	0.00%, due 04/14/16	149,958,658
115,000,000	0.00%, due 04/21/16	114,963,964
50,000,000	0.00%, due 05/12/16	49,971,350
100,000,000	0.00%, due 05/19/16	99,936,000
60,000,000	0.00%, due 06/02/16	59,953,020
100,000,000	0.00%, due 06/09/16	99,915,300
45,000,000	0.00%, due 06/16/16	44,959,680
	Total U.S. Government & Agency Securities (Cost $1,225,646,117)	1,225,633,714

	Repurchase Agreements (a)(b) — 18.9%
301,394,466	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $301,396,927	301,394,466
	Total Repurchase Agreements (Cost $301,394,466)	301,394,466

	Total Investment Securities (Cost $1,527,040,583) — 95.9%	1,527,028,180
	Other assets less liabilities— 4.1%	66,025,743
	Net Assets — 100.0%	$1,593,053,923

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $311,365,196.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(12,403)
Net unrealized depreciation	$(12,403)
Federal income tax cost of investments	$1,527,040,583

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	2,093	03/18/16	$201,817,525	$5,526,586

Cash collateral in the amount of $10,935,925 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(330,729,028)	11/07/16	Bank of America, N.A.	(0.43)%	S&P 500®	$(24,756,782)
(987,113,828)	11/06/17	Citibank, N.A.	(0.60)%	S&P 500®	(41,892,971)
(459,235,984)	11/06/17	Credit Suisse International	(0.53)%	S&P 500®	54,208,746
(192,333,211)	11/06/17	Deutsche Bank AG	(0.45)%	S&P 500®	7,190,593
(6,070,599)	11/06/17	Deutsche Bank AG	(0.33)%	SPDR® S&P 500® ETF Trust	168,776
(429,118,470)	01/08/18	Goldman Sachs International	(0.30)%	S&P 500®	(25,775,853)
(579,756)	11/07/16	Goldman Sachs International	(0.21)%	SPDR® S&P 500® ETF Trust	8,502
(79,525,973)	01/06/17	Morgan Stanley & Co. International PLC	(0.28)%	S&P 500®	(1,388,432)
(223,908,733)	11/06/17	Societe Generale	(0.33)%	S&P 500®	3,359,846
(275,503,715)	11/07/16	UBS AG	(0.48)%	S&P 500®	(17,127,157)
$(2,984,119,297)					$(46,004,732)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.7%
	U.S. Treasury Bills
$50,000,000	0.00%, due 03/03/16	$49,999,972
75,000,000	0.00%, due 03/10/16	74,995,125
75,000,000	0.00%, due 04/14/16	74,983,958
50,000,000	0.00%, due 04/21/16	49,992,208
42,000,000	0.00%, due 04/28/16	41,986,128
20,000,000	0.00%, due 05/19/16	19,987,201
	Total U.S. Government & Agency Securities (Cost $311,944,884)	311,944,592

	Repurchase Agreements (a)(b) — 19.6%
73,231,390	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $73,231,988	73,231,390
	Total Repurchase Agreements (Cost $73,231,390)	73,231,390

	Total Investment Securities (Cost $385,176,274) — 103.3%	385,175,982
	Liabilities in excess of other assets— (3.3)%	(12,427,387)
	Net Assets — 100.0%	$372,748,595

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $77,039,699.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(292)
Net unrealized depreciation	$(292)
Federal income tax cost of investments	$385,176,274

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	204	03/18/16	$17,131,920	$748,638

Cash collateral in the amount of $1,077,120 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(107,384,741)	11/07/16	Bank of America, N.A.	(0.43)%	NASDAQ-100 Index®	$(16,577,492)
(186,702,380)	04/06/16	Citibank, N.A.	(0.65)%	NASDAQ-100 Index®	(8,682,269)
(27,332,907)	11/06/17	Credit Suisse International	(0.53)%	NASDAQ-100 Index®	3,921,491
(41,253,448)	11/06/17	Deutsche Bank AG	(0.55)%	NASDAQ-100 Index®	7,584,707
(2,896,181)	11/06/17	Deutsche Bank AG	(0.35)%	PowerShares QQQ TrustSM, Series 1	340,028
(123,800,434)	11/07/16	Goldman Sachs International	(0.30)%	NASDAQ-100 Index®	(6,746,678)
(346,267)	11/06/17	Goldman Sachs International	(0.10)%	PowerShares QQQ TrustSM, Series 1	(15,124)
(95,226,859)	11/06/17	Morgan Stanley & Co. International PLC	(0.48)%	NASDAQ-100 Index®	(1,756,932)
(362,192)	11/06/17	Morgan Stanley & Co. International PLC	(0.23)%	PowerShares QQQ TrustSM, Series 1	42,350
(120,811,355)	11/06/17	Societe Generale	(0.53)%	NASDAQ-100 Index®	8,125,763
(22,176,747)	11/07/16	UBS AG	(0.53)%	NASDAQ-100 Index®	(1,103,070)
$(728,293,511)					$(14,867,226)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.5%
	U.S. Treasury Bills
$50,000,000	0.00%, due 03/17/16	$49,999,778
50,000,000	0.00%, due 03/31/16	49,992,292
50,000,000	0.00%, due 04/21/16	49,992,208
15,000,000	0.00%, due 06/02/16	14,988,255
40,000,000	0.00%, due 06/23/16	39,960,560
	Total U.S. Government & Agency Securities (Cost $204,936,889)	204,933,093

	Repurchase Agreements (a)(b) — 18.2%
44,606,710	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $44,607,075	44,606,710
	Total Repurchase Agreements (Cost $44,606,710)	44,606,710

	Total Investment Securities (Cost $249,543,599) — 101.7%	249,539,803
	Liabilities in excess of other assets— (1.7%)	(4,142,746)
	Net Assets — 100.0%	$245,397,057

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $55,092,299.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(3,796)
Net unrealized depreciation	$(3,796)
Federal income tax cost of investments	$249,543,599

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	121	03/18/16	$9,977,660	$532,366

Cash collateral in the amount of $519,090 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(65,266,360)	11/07/16	Bank of America, N.A.	(0.38)%	Dow Jones Industrial AverageSM	$(3,478,012)
(52,019,203)	04/06/16	Citibank, N.A.	(0.55)%	Dow Jones Industrial AverageSM	1,531,145
(33,038,761)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones Industrial AverageSM	2,286,715
(14,991,504)	11/06/17	Deutsche Bank AG	(0.20)%	Dow Jones Industrial AverageSM	(185,100)
(867,647)	11/06/17	Deutsche Bank AG	(0.15)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	68,905
(207,887,281)	11/07/16	Goldman Sachs International	(0.25)%	Dow Jones Industrial AverageSM	(7,966,756)
(1,179,583)	11/07/16	Goldman Sachs International	(0.08)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(40,668)
(72,286,470)	11/06/17	Societe Generale	(0.48)%	Dow Jones Industrial AverageSM	2,134,703
(33,268,279)	11/07/16	UBS AG	(0.53)%	Dow Jones Industrial AverageSM	(1,476,188)
$(480,805,088)					$(7,125,256)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 79.6%
$7,037,868	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $7,037,925	$7,037,868
	Total Repurchase Agreements (Cost $7,037,868)	7,037,868

	Total Investment Securities (Cost $7,037,868) † — 79.6%	7,037,868
	Other assets less liabilities — 20.4%	1,804,110
	Net Assets — 100.0%	$8,841,978

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	10	03/18/16	$1,332,500	$51,154

Cash collateral in the amount of $73,700 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,856,891)	11/07/16	Bank of America, N.A.	(0.23)%	S&P MidCap 400®	$85,924
(3,310,001)	11/06/17	Citibank, N.A.	(0.40)%	S&P MidCap 400®	(240,306)
(2,879,138)	11/06/17	Credit Suisse International	(0.43)%	S&P MidCap 400®	265,628
(2,888,966)	11/06/17	Deutsche Bank AG	0.00%	S&P MidCap 400®	209,176
(40,787)	11/06/17	Deutsche Bank AG	0.10%	SPDR® S&P MidCap 400® ETF Trust	710
(1,101,810)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	S&P MidCap 400®	102,014
(3,274,282)	11/06/17	Societe Generale	(0.33)%	S&P MidCap 400®	250,130
$(16,351,875)					$673,276

(1)    Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 67.7%
	U.S. Treasury Bills
$40,000,000	0.00%, due 04/07/16	$39,992,394
30,000,000	0.00%, due 04/21/16	29,995,325
54,000,000	0.00%, due 04/28/16	53,973,683
	Total U.S. Government & Agency Securities (Cost $123,961,402)	123,961,402

	Repurchase Agreements (a)(b) — 14.8%
27,116,717	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $27,116,939	27,116,717
	Total Repurchase Agreements (Cost $27,116,717)	27,116,717

	Total Investment Securities (Cost $151,078,119) † — 82.5%	151,078,119
	Other assets less liabilities— 17.5%	32,015,938
	Net Assets — 100.0%	$183,094,057

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $14,203,088.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	101	03/18/16	$10,419,160	$741,903

Cash collateral in the amount of $545,400 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(23,471,409)	11/07/16	Bank of America, N.A.	0.32%	Russell 2000® Index	$(9,147,395)
(142,596,158)	04/06/16	Citibank, N.A.	0.30%	Russell 2000® Index	3,283,541
(5,571,997)	11/06/17	Credit Suisse International	0.37%	Russell 2000® Index	856,200
(6,355,637)	11/06/17	Deutsche Bank AG	0.60%	Russell 2000® Index	1,630,047
(778,228)	11/06/17	Deutsche Bank AG	0.60%	iShares® Russell 2000 ETF	118,926
(1,156,239)	11/06/17	Goldman Sachs International	0.35%	Russell 2000® Index	140,764
(30,134,111)	11/07/16	Morgan Stanley & Co. International PLC	0.27%	Russell 2000® Index	11,107,708
(902,729)	11/06/17	Morgan Stanley & Co. International PLC	0.47%	iShares® Russell 2000 ETF	138,316
(63,205,082)	11/06/17	Societe Generale	0.27%	Russell 2000® Index	3,392,550
(81,638,910)	11/07/16	UBS AG	0.17%	Russell 2000® Index	21,046,729
$(355,810,500)					$32,567,386

(1)    Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 67.8%
$3,374,176	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $3,374,204	$3,374,176
	Total Repurchase Agreements (Cost $3,374,176)	3,374,176

	Total Investment Securities (Cost $3,374,176) † — 67.8%	3,374,176
	Other assets less liabilities — 32.2%	1,601,920
	Net Assets — 100.0%	$4,976,096

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,550,459)	11/06/17	Bank of America, N.A.	(0.13)%	S&P SmallCap 600®	$162,504
(1,806,153)	11/06/17	Credit Suisse International	0.02%	S&P SmallCap 600®	158,600
(2,828,914)	01/08/18	Deutsche Bank AG	0.40%	S&P SmallCap 600®	(114,893)
(106,267)	11/06/17	Deutsche Bank AG	0.40%	iShares® Core S&P Small-Cap ETF	11,392
(1,543,380)	11/06/17	Morgan Stanley & Co. International PLC	0.12%	S&P SmallCap 600®	170,664
(1,117,261)	11/06/17	Societe Generale	0.17%	S&P SmallCap 600®	81,009
$(9,952,434)					$469,276

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.7%
	U.S. Treasury Bills
$130,000,000	0.00%, due 03/10/16	$129,996,710
150,000,000	0.00%, due 04/28/16	149,950,458
100,000,000	0.00%, due 05/12/16	99,942,700
15,000,000	0.00%, due 05/19/16	14,990,400
30,000,000	0.00%, due 06/02/16	29,976,510
55,000,000	0.00%, due 06/16/16	54,950,720
	Total U.S. Government & Agency Securities (Cost $479,816,633)	479,807,498

	Repurchase Agreements (a)(b) — 21.6%
133,323,360	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $133,324,449	133,323,360
	Total Repurchase Agreements (Cost $133,323,360)	133,323,360

	Total Investment Securities (Cost $613,139,993) — 99.3%	613,130,858
	Other assets less liabilities— 0.7%	4,144,832
	Net Assets — 100.0%	$617,275,690

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $188,925,935.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,135)
Net unrealized depreciation	$(9,135)
Federal income tax cost of investments	$613,139,993

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P500 Futures Contracts	1,019	03/18/16	$98,257,075	$3,273,922

Cash collateral in the amount of $5,324,275 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(218,807,803)	11/07/16	Bank of America, N.A.	(0.43)%	S&P 500®	$(14,338,546)
(550,848,587)	11/06/17	Citibank, N.A.	(0.60)%	S&P 500®	(23,377,936)
(222,755,943)	11/06/17	Credit Suisse International	(0.53)%	S&P 500®	27,222,471
(166,650,414)	11/06/17	Deutsche Bank AG	(0.45)%	S&P 500®	(879,087)
(245,809)	11/06/17	Deutsche Bank AG	(0.33)%	SPDR® S&P 500® ETF Trust	6,834
(152,869,439)	01/08/18	Goldman Sachs International	(0.30)%	S&P 500®	(12,046,191)
(647,506)	11/07/16	Goldman Sachs International	(0.21)%	SPDR® S&P 500® ETF Trust	9,495
(29,900,193)	01/06/17	Morgan Stanley & Co. International PLC	(0.28)%	S&P 500®	2,296,120
(244,036,647)	11/06/17	Societe Generale	(0.33)%	S&P 500®	1,487,309
(166,708,102)	11/07/16	UBS AG	(0.48)%	S&P 500®	1,877,661
$(1,753,470,443)					$(17,741,870)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 63.1%
	U.S. Treasury Bills
$30,000,000	0.00%, due 03/10/16	$29,998,271
70,000,000	0.00%, due 04/07/16	69,986,690
30,000,000	0.00%, due 05/05/16	29,985,510
40,000,000	0.00%, due 05/19/16	39,974,400
50,000,000	0.00%, due 05/26/16	49,962,100
10,000,000	0.00%, due 06/02/16	9,992,170
30,000,000	0.00%, due 06/09/16	29,974,590
	Total U.S. Government & Agency Securities (Cost $259,879,778)	259,873,731

	Repurchase Agreements (a)(b) — 18.7%
77,109,563	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $77,110,193	77,109,563
	Total Repurchase Agreements (Cost $77,109,563)	77,109,563

	Total Investment Securities (Cost $336,989,341) — 81.8%	336,983,294
	Other assets less liabilities— 18.2%	74,859,127
	Net Assets — 100.0%	$411,842,421

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $126,104,644.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(6,047)
Net unrealized depreciation	$(6,047)
Federal income tax cost of investments	$336,989,341

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	205	03/18/16	$17,215,900	$956,719

Cash collateral in the amount of $1,082,400 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(332,158,399)	11/07/16	Bank of America, N.A.	(0.43)%	NASDAQ-100 Index®	$(20,958,022)
(172,179,503)	04/06/16	Citibank, N.A.	(0.65)%	NASDAQ-100 Index®	30,002,482
(95,884,002)	11/06/17	Credit Suisse International	(0.53)%	NASDAQ-100 Index®	10,325,574
(226,451,994)	11/06/17	Deutsche Bank AG	(0.55)%	NASDAQ-100 Index®	8,357,012
(3,863,333)	11/06/17	Deutsche Bank AG	(0.35)%	PowerShares QQQ TrustSM, Series 1	453,576
(102,083,611)	11/07/16	Goldman Sachs International	(0.30)%	NASDAQ-100 Index®	(8,207,878)
(65,909)	11/07/16	Goldman Sachs International	(0.10)%	PowerShares QQQ TrustSM, Series 1	(2,879)
(46,931,089)	11/06/17	Morgan Stanley & Co. International PLC	(0.48)%	NASDAQ-100 Index®	6,962,112
(1,083,300)	11/06/17	Morgan Stanley & Co. International PLC	(0.23)%	PowerShares QQQ TrustSM, Series 1	126,668
(194,523,961)	11/06/17	Societe Generale	(0.53)%	NASDAQ-100 Index®	17,202,458
(43,106,972)	11/07/16	UBS AG	(0.53)%	NASDAQ-100 Index®	(3,029,941)
$(1,218,332,073)					$41,231,162

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 76.2%
	U.S. Treasury Bills
$25,000,000	0.00%, due 03/17/16	$24,998,167
50,000,000	0.00%, due 04/21/16	49,992,208
30,000,000	0.00%, due 05/26/16	29,977,260
	Total U.S. Government & Agency Securities (Cost $104,971,742)	104,967,635

	Repurchase Agreements (a)(b) — 24.9%
34,338,799	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $34,339,079	34,338,799
	Total Repurchase Agreements (Cost $34,338,799)	34,338,799

	Total Investment Securities (Cost $139,310,541) — 101.1%	139,306,434
	Liabilities in excess of other assets— (1.1%)	(1,502,384)
	Net Assets — 100.0%	$137,804,050

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $17,244,511.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(4,107)
Net unrealized depreciation	$(4,107)
Federal income tax cost of investments	$139,310,541

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	117	03/18/16	$9,647,820	$351,560

Cash collateral in the amount of $501,930 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(80,518,308)	11/07/16	Bank of America, N.A.	(0.38)%	Dow Jones Industrial AverageSM	$2,162,138
(55,426,866)	04/06/16	Citibank, N.A.	(0.55)%	Dow Jones Industrial AverageSM	(4,487,667)
(312,852)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones Industrial AverageSM	23,745
(2,769,042)	11/06/17	Deutsche Bank AG	(0.20)%	Dow Jones Industrial AverageSM	143,754
(894,333)	11/06/17	Deutsche Bank AG	(0.15)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	72,450
(4,114,510)	11/06/17	Goldman Sachs International	(0.08)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	281,065
(483,596)	11/06/17	Goldman Sachs International	(0.25)%	Dow Jones Industrial AverageSM	33,194
(145,733,133)	11/07/16	Morgan Stanley & Co. International PLC	(0.23)%	Dow Jones Industrial AverageSM	(2,984,258)
(73,299,436)	11/06/17	Societe Generale	(0.48)%	Dow Jones Industrial AverageSM	7,567,392
(40,189,598)	11/07/16	UBS AG	(0.53)%	Dow Jones Industrial AverageSM	(3,904,948)
$(403,741,674)					$(1,093,135)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 221.0%
$5,667,140	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $5,667,185	$5,667,140
	Total Repurchase Agreements (Cost $5,667,140)	5,667,140

	Total Investment Securities (Cost $5,667,140) † — 221.0%	5,667,140
	Liabilities in excess of other assets — (121.0%)	(3,102,680)
	Net Assets — 100.0%	$2,564,460

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	4	03/18/16	$533,000	$19,075

Cash collateral in the amount of $29,480 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(561,957)	11/06/17	Bank of America, N.A.	(0.23)%	S&P MidCap 400®	$134,913
(843,713)	11/06/17	Citibank, N.A.	(0.40)%	S&P MidCap 400®	(205,805)
(117,134)	11/06/17	Credit Suisse International	(0.43)%	S&P MidCap 400®	10,807
(180,425)	11/06/17	Deutsche Bank AG	0.00%	S&P MidCap 400®	16,774
(121,255)	11/06/17	Goldman Sachs International	0.25%	SPDR® S&P MidCap 400® ETF Trust	8,677
(4,516,436)	11/07/16	Morgan Stanley & Co. International PLC	(0.13)%	S&P MidCap 400®	(217,743)
(820,954)	11/06/17	Societe Generale	(0.33)%	S&P MidCap 400®	304,141
$(7,161,874)					$51,764

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 59.0%
	U.S. Treasury Bills
$12,000,000	0.00%, due 03/10/16	$11,999,220
13,000,000	0.00%, due 04/07/16	12,997,528
20,000,000	0.00%, due 06/23/16	19,980,280
	Total U.S. Government & Agency Securities (Cost $44,979,648)	44,977,028

	Repurchase Agreements (a)(b) — 33.7%
25,633,581	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $25,633,790	25,633,581
	Total Repurchase Agreements (Cost $25,633,581)	25,633,581

	Total Investment Securities (Cost $70,613,229) — 92.7%	70,610,609
	Other assets less liabilities— 7.3%	5,543,270
	Net Assets — 100.0%	$76,153,879

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $11,178,408.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,620)
Net unrealized depreciation	$(2,620)
Federal income tax cost of investments	$70,613,229

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	60	03/18/16	$6,189,600	$340,169

Cash collateral in the amount of $324,000 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(25,347,028)	11/07/16	Bank of America, N.A.	0.32%	Russell 2000® Index	$(4,687,767)
(32,840,168)	04/06/16	Citibank, N.A.	0.30%	Russell 2000® Index	1,714,239
(53,799)	11/06/17	Credit Suisse International	0.37%	Russell 2000® Index	8,267
(1,059,246)	11/06/17	Deutsche Bank AG	0.60%	Russell 2000® Index	161,953
(914,084)	11/06/17	Deutsche Bank AG	0.60%	iShares® Russell 2000 ETF	139,686
(38,983)	11/06/17	Goldman Sachs International	0.35%	Russell 2000® Index	4,746
(96,640,694)	11/06/17	Morgan Stanley & Co. International PLC	0.27%	Russell 2000® Index	(5,162,677)
(361,220)	11/06/17	Morgan Stanley & Co. International PLC	0.47%	iShares® Russell 2000 ETF	55,346
(56,367,381)	11/06/17	Societe Generale	0.27%	Russell 2000® Index	2,299,306
(8,686,409)	11/07/16	UBS AG	0.17%	Russell 2000® Index	5,744,570
$(222,309,012)					$277,669

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 87.0%
$13,723,173	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $13,723,285	$13,723,173
	Total Repurchase Agreements (Cost $13,723,173)	13,723,173

	Total Investment Securities (Cost $13,723,173) † — 87.0%	13,723,173
	Other assets less liabilities — 13.0%	2,044,449
	Net Assets — 100.0%	$15,767,622

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(979,661)	11/06/17	Bank of America, N.A.	(0.13)%	Dow Jones U.S. Basic MaterialsSM Index	$(52,837)
(12,164,102)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. Basic MaterialsSM Index	(464,239)
(892,632)	11/06/17	Deutsche Bank AG	(0.10)%	Dow Jones U.S. Basic MaterialsSM Index	(48,081)
(286,452)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	Dow Jones U.S. Basic MaterialsSM Index	22,832
(197,348)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. Basic MaterialsSM Index	15,270
(1,232,244)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. Basic MaterialsSM Index	(55,467)
$(15,752,439)					$(582,522)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security — 40.9%
	U.S. Treasury Bill
$18,000,000	0.00%, due 03/17/16	$17,998,156
	Total U.S. Government & Agency Security (Cost $17,998,156)	17,998,156

	Repurchase Agreements (a) — 47.0%
20,641,338	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $20,641,506	20,641,338
	Total Repurchase Agreements (Cost $20,641,338)	20,641,338

	Total Investment Securities (Cost $38,639,494) † — 87.9%	38,639,494
	Other assets less liabilities — 12.1%	5,328,279
	Net Assets — 100.0%	$43,967,773

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(7,577,403)	11/06/17	Bank of America, N.A.	(0.23)%	Dow Jones U.S. FinancialsSM Index	$222,820
(3,880,877)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. FinancialsSM Index	555,778
(1,240,636)	11/06/17	Deutsche Bank AG	0.15%	Dow Jones U.S. FinancialsSM Index	379,796
(3,841,440)	11/06/17	Goldman Sachs International	(0.65)%	Dow Jones U.S. FinancialsSM Index	93,486
(2,378,168)	11/06/17	Morgan Stanley & Co. International PLC	(0.18)%	Dow Jones U.S. FinancialsSM Index	357,824
(4,643,250)	11/06/17	Societe Generale	(0.28)%	Dow Jones U.S. FinancialsSM Index	660,221
(20,384,330)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. FinancialsSM Index	(21,446)
$(43,946,104)					$2,248,479

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 64.5%
$8,808,276	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $8,808,347	$8,808,276
	Total Repurchase Agreements (Cost $8,808,276)	8,808,276

	Total Investment Securities (Cost $8,808,276) † — 64.5%	8,808,276
	Other assets less liabilities — 35.5%	4,852,444
	Net Assets — 100.0%	$13,660,720

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$(1,627,259)	11/06/17	Bank of America, N.A.	(0.03)%	Dow Jones U.S. Oil & GasSM Index	$1,685,599
(1,231,062)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. Oil & GasSM Index	105,376
(3,119,686)	11/06/17	Deutsche Bank AG	(0.30)%	Dow Jones U.S. Oil & GasSM Index	221,496
(722,239)	11/06/17	Goldman Sachs International	(0.55)%	Dow Jones U.S. Oil & GasSM Index	61,907
(4,940,345)	11/06/17	Morgan Stanley & Co. International PLC	(0.33)%	Dow Jones U.S. Oil & GasSM Index	43,270
(129,026)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. Oil & GasSM Index	28,961
(1,880,719)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. Oil & GasSM Index	139,563
$(13,650,336)					$2,286,172

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security — 66.1%
	U.S. Treasury Bill
$20,000,000	0.00%, due 06/23/16	$19,980,280
	Total U.S. Government & Agency Security (Cost $19,981,190)	19,980,280

	Repurchase Agreements (a) — 24.6%
7,430,998	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $7,431,058	7,430,998
	Total Repurchase Agreements (Cost $7,430,998)	7,430,998

	Total Investment Securities (Cost $27,412,188) — 90.7%	27,411,278
	Other assets less liabilities — 9.3%	2,821,632
	Net Assets — 100.0%	$30,232,910

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(910)
Net unrealized depreciation	$(910)
Federal income tax cost of investments	$27,412,188

Swap Agreements

Short Real Estate had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(13,371,843)	11/07/16	Bank of America, N.A.	(0.38)%	Dow Jones U.S. Real EstateSM Index	$(3,409,703)
(9,960,765)	11/06/17	Credit Suisse International	(0.43)%	Dow Jones U.S. Real EstateSM Index	318,055
(2,880,385)	11/06/17	Deutsche Bank AG	0.20%	Dow Jones U.S. Real EstateSM Index	37,926
(486,737)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	Dow Jones U.S. Real EstateSM Index	10,401
(1,832,544)	11/06/17	Societe Generale	(0.23)%	Dow Jones U.S. Real EstateSM Index	94,721
(1,666,118)	11/06/17	UBS AG	(0.18)%	Dow Jones U.S. Real EstateSM Index	22,451
$(30,198,392)					$(2,926,149)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short S&P Regional Banking

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 89.6%
$2,519,973	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $2,519,993	$2,519,973
	Total Repurchase Agreements (Cost $2,519,973)	2,519,973

	Total Investment Securities (Cost $2,519,973) † — 89.6%	2,519,973
	Other assets less liabilities — 10.4%	291,552
	Net Assets — 100.0%	$2,811,525

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

Short S&P Regional Banking had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,041,158)	11/07/16	Bank of America, N.A.	0.02%	S&P Regional Banks Select Industry Index	$44,073
(87,292)	11/07/16	Deutsche Bank AG	0.30%	S&P Regional Banks Select Industry Index	12,418
(85,343)	11/07/16	Morgan Stanley & Co. International PLC	0.22%	S&P Regional Banks Select Industry Index	8,987
(1,416,075)	11/07/16	Societe Generale	(0.18)%	S&P Regional Banks Select Industry Index	112,924
(179,501)	11/07/16	UBS AG	(0.28)%	S&P Regional Banks Select Industry Index	(4,782)
$(2,809,369)					$173,620

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 57.7%
$11,234,353	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $11,234,444	$11,234,353
	Total Repurchase Agreements (Cost $11,234,353)	11,234,353

	Total Investment Securities (Cost $11,234,353) † — 57.7%	11,234,353
	Other assets less liabilities — 42.3%	8,229,339
	Net Assets — 100.0%	$19,463,692

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(10,638,929)	11/07/16	Bank of America, N.A.	(0.13)%	Dow Jones U.S. Basic MaterialsSM Index	$(1,794,891)
(18,377,978)	11/07/16	Credit Suisse International	(0.53)%	Dow Jones U.S. Basic MaterialsSM Index	(843,022)
(2,141,363)	11/06/17	Deutsche Bank AG	(0.10)%	Dow Jones U.S. Basic MaterialsSM Index	249,543
(1,214,067)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	Dow Jones U.S. Basic MaterialsSM Index	96,770
(989,233)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. Basic MaterialsSM Index	76,543
(5,567,757)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. Basic MaterialsSM Index	1,076,910
$(38,929,327)					$(1,138,147)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 50.0%
	U.S. Treasury Bills
$45,000,000	0.00%, due 04/21/16	$44,992,987
22,000,000	0.00%, due 04/28/16	21,989,278
	Total U.S. Government & Agency Securities (Cost $66,982,265)	66,982,265

	Repurchase Agreements (a)(b) — 20.6%
27,657,615	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $27,657,840	27,657,615
	Total Repurchase Agreements (Cost $27,657,615)	27,657,615

	Total Investment Securities (Cost $94,639,880) † — 70.6%	94,639,880
	Other assets less liabilities — 29.4%	39,375,275
	Net Assets — 100.0%	$134,015,155

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $10,356,508.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(137,632,737)	03/07/16	Bank of America, N.A.	0.07%	NASDAQ Biotechnology Index®	$(1,798,911)
(12,069)	11/06/17	Bank of America, N.A.	0.35%	iShares® Nasdaq Biotechnology ETF	3,594
(25,240)	11/06/17	Citibank, N.A.	0.60%	NASDAQ Biotechnology Index®	6,900
(96,280)	11/06/17	Credit Suisse International	0.27%	NASDAQ Biotechnology Index®	193,288
(12,549,139)	11/06/17	Deutsche Bank AG	0.40%	NASDAQ Biotechnology Index®	1,418,929
(106,308)	11/06/17	Morgan Stanley & Co. International PLC	0.27%	NASDAQ Biotechnology Index®	31,394
(47,692)	11/06/17	Morgan Stanley & Co. International PLC	1.07%	iShares® Nasdaq Biotechnology ETF	14,061
(81,662,713)	11/06/17	Societe Generale	0.12%	NASDAQ Biotechnology Index®	27,359,116
(35,187,928)	11/06/17	UBS AG	0.07%	NASDAQ Biotechnology Index®	7,352,464
$(267,320,106)					$34,580,835

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 89.0%
$2,224,225	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $2,224,243	$2,224,225
	Total Repurchase Agreements (Cost $2,224,225)	2,224,225

	Total Investment Securities (Cost $2,224,225) † — 89.0%	2,224,225
	Other assets less liabilities — 11.0%	273,796
	Net Assets — 100.0%	$2,498,021

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,458,527)	03/07/16	Bank of America, N.A.	(0.23)%	Dow Jones U.S. Consumer GoodsSM Index	$(207,986)
(12,874)	11/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Consumer Goods ETF	68
(8,128)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. Consumer GoodsSM Index	166
(101,358)	11/06/17	Deutsche Bank AG	0.00%	Dow Jones U.S. Consumer GoodsSM Index	3,739
(112,415)	11/06/17	Morgan Stanley & Co. International PLC	(0.08)%	Dow Jones U.S. Consumer GoodsSM Index	15,431
(15,208)	11/06/17	Morgan Stanley & Co. International PLC	0.42%	iShares® U.S. Consumer Goods ETF	65
(1,059,760)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. Consumer GoodsSM Index	21,046
(1,224,903)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. Consumer GoodsSM Index	(25,377)
$(4,993,173)					$(192,848)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security — 1.9%
	U.S. Treasury Bill
$74,000	0.00%, due 03/17/16	$73,999
	Total U.S. Government & Agency Security (Cost $73,999)	73,999

	Repurchase Agreements (a) — 94.2%
3,727,014	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $3,727,044	3,727,014
	Total Repurchase Agreements (Cost $3,727,014)	3,727,014

	Total Investment Securities (Cost $3,801,013) † — 96.1%	3,801,013
	Other assets less liabilities — 3.9%	154,213
	Net Assets — 100.0%	$3,955,226

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(4,191,916)	03/07/16	Bank of America, N.A.	(0.28)%	Dow Jones U.S. Consumer ServicesSM Index	$(457,510)
(16,463)	11/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Consumer Services ETF	1,228
(118,990)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. Consumer ServicesSM Index	8,536
(403,858)	11/06/17	Deutsche Bank AG	0.00%	Dow Jones U.S. Consumer ServicesSM Index	14,171
(726,732)	11/06/17	Morgan Stanley & Co. International PLC	0.07%	Dow Jones U.S. Consumer ServicesSM Index	53,286
(8,054)	11/06/17	Morgan Stanley & Co. International PLC	0.57%	iShares® U.S. Consumer Services ETF	587
(2,217,618)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. Consumer ServicesSM Index	163,204
(222,516)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. Consumer ServicesSM Index	28,203
$(7,906,147)					$(188,295)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 72.2%
	U.S. Treasury Bills
$19,000,000	0.00%, due 03/17/16	$18,999,916
19,000,000	0.00%, due 04/28/16	18,991,887
14,000,000	0.00%, due 06/23/16	13,986,196
	Total U.S. Government & Agency Securities (Cost $51,978,636)	51,977,999

	Repurchase Agreements (a)(b) — 13.3%
9,578,588	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $9,578,667	9,578,588
	Total Repurchase Agreements (Cost $9,578,588)	9,578,588

	Total Investment Securities (Cost $61,557,224) — 85.5%	61,556,587
	Other assets less liabilities — 14.5%	10,399,215
	Net Assets — 100.0%	$71,955,802

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $12,748,870.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(637)
Net unrealized depreciation	$(637)
Federal income tax cost of investments	$61,557,224

Swap Agreements

UltraShort Financials had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(38,850,357)	03/07/16	Bank of America, N.A.	(0.23)%	Dow Jones U.S. FinancialsSM Index	$(1,332,480)
(20,133,863)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. FinancialsSM Index	2,883,358
(1,746,618)	11/06/17	Deutsche Bank AG	0.15%	Dow Jones U.S. FinancialsSM Index	412,727
(33,965,422)	01/08/18	Goldman Sachs International	(0.65)%	Dow Jones U.S. FinancialsSM Index	(491,452)
(6,905,915)	11/06/17	Morgan Stanley & Co. International PLC	(0.18)%	Dow Jones U.S. FinancialsSM Index	588,992
(9,649,968)	11/06/17	Societe Generale	(0.28)%	Dow Jones U.S. FinancialsSM Index	1,372,123
(32,532,179)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. FinancialsSM Index	992,145
$(143,784,322)					$4,425,413

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Gold Miners

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 54.8%
$630,451	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $630,456	$630,451
	Total Repurchase Agreements (Cost $630,451)	630,451

	Total Investment Securities (Cost $630,451) † — 54.8%	630,451
	Other assets less liabilities — 45.2%	520,439
	Net Assets — 100.0%	$1,150,890

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

UltraShort Gold Miners had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(100,904)	11/06/17	Bank of America, N.A.	(0.03)%	Market Vectors Gold Miners ETF	$(16,154)
(162,663)	01/06/17	Deutsche Bank AG	(0.25)%	Market Vectors Gold Miners ETF	174,760
(101,776)	01/08/18	Goldman Sachs International	(0.20)%	Market Vectors Gold Miners ETF	(11,390)
(813,064)	01/08/18	Morgan Stanley & Co. International PLC	(0.13)%	Market Vectors Gold Miners ETF	(119,225)
(73,151)	01/08/18	Societe Generale	0.07%	Market Vectors Gold Miners ETF	(8,192)
(1,050,548)	01/08/18	UBS AG	(0.28)%	Market Vectors Gold Miners ETF	(36,328)
$(2,302,106)					$(16,529)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort Junior Miners

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 25.9%
$255,614	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $255,615	$255,614
	Total Repurchase Agreements (Cost $255,614)	255,614

	Total Investment Securities (Cost $255,614) † — 25.9%	255,614
	Other assets less liabilities — 74.1%	731,140
	Net Assets — 100.0%	$986,754

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

UltraShort Junior Miners had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(154,816)	11/06/17	Bank of America, N.A.	0.07%	Market Vectors Junior Gold Miners ETF	$(51,435)
(57,687)	11/07/16	Deutsche Bank AG	0.00%	Market Vectors Junior Gold Miners ETF	405,783
(247,175)	11/07/16	Goldman Sachs International	0.45%	Market Vectors Junior Gold Miners ETF	(58,461)
(1,127,754)	01/08/18	Morgan Stanley & Co. International PLC	(0.13)%	Market Vectors Junior Gold Miners ETF	(227,571)
(66,527)	11/07/16	Societe Generale	0.07%	Market Vectors Junior Gold Miners ETF	(16,574)
(318,816)	11/06/17	UBS AG	(0.28)%	Market Vectors Junior Gold Miners ETF	(69,183)
$(1,972,775)					$(17,441)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                       In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 87.9%
$4,238,878	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $4,238,913	$4,238,878
	Total Repurchase Agreements (Cost $4,238,878)	4,238,878

	Total Investment Securities (Cost $4,238,878) † — 87.9%	4,238,878
	Other assets less liabilities — 12.1%	580,868
	Net Assets — 100.0%	$4,819,746

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$(5,230,400)	11/06/17	Bank of America, N.A.	(0.23)%	Dow Jones U.S. Health CareSM Index	$110,020
(7,226)	11/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Healthcare ETF	670
(59,883)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. Health CareSM Index	4,963
(2,149,859)	11/06/17	Deutsche Bank AG	(0.30)%	Dow Jones U.S. Health CareSM Index	30,151
(1,385,506)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	Dow Jones U.S. Health CareSM Index	299,486
(9,110)	11/06/17	Morgan Stanley & Co. International PLC	0.37%	iShares® U.S. Healthcare ETF	836
(490,297)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. Health CareSM Index	47,153
(286,977)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. Health CareSM Index	24,891
$(9,619,258)					$518,170

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Homebuilders & Supplies

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 81.3%
$1,777,225	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,777,239	$1,777,225
	Total Repurchase Agreements (Cost $1,777,225)	1,777,225

	Total Investment Securities (Cost $1,777,225) † — 81.3%	1,777,225
	Other assets less liabilities — 18.7%	408,200
	Net Assets — 100.0%	$2,185,425

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Homebuilders & Supplies had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(76,869)	11/06/17	Bank of America, N.A.	(0.38)%	Dow Jones U.S. Select Home Construction Index	$(41,960)
(1,693,913)	11/07/16	Deutsche Bank AG	(0.15)%	Dow Jones U.S. Select Home Construction Index	(38,959)
(148,201)	11/07/16	Morgan Stanley & Co. International PLC	(0.08)%	Dow Jones U.S. Select Home Construction Index	68,601
(1,867,641)	01/06/17	Societe Generale	(0.18)%	Dow Jones U.S. Select Home Construction Index	246,290
(584,312)	11/07/16	UBS AG	(0.28)%	Dow Jones U.S. Select Home Construction Index	13,511
$(4,370,936)					$247,483

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 89.7%
$5,105,103	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $5,105,145	$5,105,103
	Total Repurchase Agreements (Cost $5,105,103)	5,105,103

	Total Investment Securities (Cost $5,105,103) † — 89.7%	5,105,103
	Other assets less liabilities — 10.3%	588,357
	Net Assets — 100.0%	$5,693,460

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(4,598,329)	11/06/17	Bank of America, N.A.	(0.23)%	Dow Jones U.S. IndustrialsSM Index	$(188,529)
(5,901)	11/06/17	Bank of America, N.A.	0.08%	iShares® U.S. Industrials ETF	366
(31,386)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. IndustrialsSM Index	1,563
(404,730)	11/06/17	Deutsche Bank AG	(0.10)%	Dow Jones U.S. IndustrialsSM Index	92,470
(17,489)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	Dow Jones U.S. IndustrialsSM Index	1,082
(5,564)	11/06/17	Morgan Stanley & Co. International PLC	(0.18)%	iShares® U.S. Industrials ETF	350
(6,216,224)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. IndustrialsSM Index	420,813
(111,175)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. IndustrialsSM Index	(3,598)
$(11,390,798)					$324,517

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.5%
	U.S. Treasury Bills
$14,000,000	0.00%, due 05/26/16	$13,989,388
22,000,000	0.00%, due 06/23/16	21,978,308
	Total U.S. Government & Agency Securities (Cost $35,968,440)	35,967,696

	Repurchase Agreements (a)(b) — 19.0%
8,838,986	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $8,839,058	8,838,986
	Total Repurchase Agreements (Cost $8,838,986)	8,838,986

	Total Investment Securities (Cost $44,807,426) — 96.5%	44,806,682
	Other assets less liabilities — 3.5%	1,625,400
	Net Assets — 100.0%	$46,432,082

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $3,111,590.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$257
Aggregate gross unrealized depreciation	(1,001)
Net unrealized depreciation	$(744)
Federal income tax cost of investments	$44,807,426

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,584,346)	11/07/16	Bank of America, N.A.	(0.03)%	Dow Jones U.S. Oil & GasSM Index	$(1,905,471)
(4,661)	11/06/17	Bank of America, N.A.	0.13%	iShares® U.S. Energy ETF	1,013
(254,377)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. Oil & GasSM Index	21,774
(25,977,437)	11/06/17	Deutsche Bank AG	(0.30)%	Dow Jones U.S. Oil & GasSM Index	(522,194)
(469,636)	11/06/17	Goldman Sachs International	(0.55)%	Dow Jones U.S. Oil & GasSM Index	40,255
(49,474,938)	11/07/16	Morgan Stanley & Co. International PLC	(0.33)%	Dow Jones U.S. Oil & GasSM Index	527,486
(11,595)	11/07/16	Morgan Stanley & Co. International PLC	(0.18)%	iShares® U.S. Energy ETF	5,659
(8,661,473)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. Oil & GasSM Index	1,944,168
(5,287,821)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. Oil & GasSM Index	1,075,642
$(92,726,284)					$1,188,332

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas Exploration & Production

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 69.4%
$1,550,602	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,550,614	$1,550,602
	Total Repurchase Agreements (Cost $1,550,602)	1,550,602

	Total Investment Securities (Cost $1,550,602) † — 69.4%	1,550,602
	Other assets less liabilities — 30.6%	682,421
	Net Assets — 100.0%	$2,233,023

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas Exploration & Production had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(205,560)	11/06/17	Bank of America, N.A.	1.27%	S&P Oil & Gas Exploration & Production Select Industry Index	$(6,278)
(1,481,301)	01/08/18	Deutsche Bank AG	2.20%	S&P Oil & Gas Exploration & Production Select Industry Index	7,165
(48,334)	01/08/18	Goldman Sachs International	2.10%	SPDR S&P Oil & Gas Exploration & Production ETF	7,547
(226,485)	11/06/17	Morgan Stanley & Co. International PLC	2.17%	S&P Oil & Gas Exploration & Production Select Industry Index	16,523
(2,366,839)	01/08/18	Societe Generale	1.42%	S&P Oil & Gas Exploration & Production Select Industry Index	360,857
(141,315)	01/08/18	UBS AG	2.57%	S&P Oil & Gas Exploration & Production Select Industry Index	16,844
$(4,469,834)					$402,658

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.3%
	U.S. Treasury Bills
$15,000,000	0.00%, due 03/17/16	$14,999,933
17,000,000	0.00%, due 06/23/16	16,983,239
	Total U.S. Government & Agency Securities (Cost $31,983,945)	31,983,172

	Repurchase Agreements (a)(b) — 19.9%
7,651,550	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $7,651,612	7,651,550
	Total Repurchase Agreements (Cost $7,651,550)	7,651,550

	Total Investment Securities (Cost $39,635,495) — 103.2%	39,634,722
	Liabilities in excess of other assets — (3.2%)	(1,232,694)
	Net Assets — 100.0%	$38,402,028

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $5,011,417.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(773)
Net unrealized depreciation	$(773)
Federal income tax cost of investments	$39,635,495

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(40,977,924)	11/07/16	Bank of America, N.A.	(0.38)%	Dow Jones U.S. Real EstateSM Index	$(3,777,141)
(81,538)	11/06/17	Bank of America, N.A.	(0.02)%	iShares® U.S. Real Estate ETF	1,775
(576,023)	11/06/17	Credit Suisse International	(0.43)%	Dow Jones U.S. Real EstateSM Index	18,393
(3,761,217)	11/06/17	Deutsche Bank AG	0.20%	Dow Jones U.S. Real EstateSM Index	54,427
(312,913)	11/06/17	Goldman Sachs International	(0.55)%	Dow Jones U.S. Real EstateSM Index	(3,350)
(15,683,913)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	Dow Jones U.S. Real EstateSM Index	829,797
(62,382)	11/06/17	Morgan Stanley & Co. International PLC	0.67%	iShares® U.S. Real Estate ETF	1,221
(12,872,671)	11/06/17	Societe Generale	(0.23)%	Dow Jones U.S. Real EstateSM Index	563,811
(2,397,292)	11/06/17	UBS AG	(0.18)%	Dow Jones U.S. Real EstateSM Index	432,012
$(76,725,873)					$(1,879,055)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 47.3%
	U.S. Treasury Bill
$1,700,000	0.00%, due 03/17/16	$1,699,993
	Total U.S. Government & Agency Security (Cost $1,699,993)	1,699,993

	Repurchase Agreements (a)(b) — 40.8%
1,464,270	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,464,281	1,464,270
	Total Repurchase Agreements (Cost $1,464,270)	1,464,270

	Total Investment Securities (Cost $3,164,263) † — 88.1%	3,164,263
	Other assets less liabilities — 11.9%	429,198
	Net Assets — 100.0%	$3,593,461

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $310,971.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,119,667)	03/07/16	Bank of America, N.A.	(0.33)%	Dow Jones U.S. SemiconductorsSM Index	$(659,748)
(20,250)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. SemiconductorsSM Index	2,495
(2,189,038)	11/06/17	Deutsche Bank AG	(0.20)%	Dow Jones U.S. SemiconductorsSM Index	134,183
(1,157,233)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	Dow Jones U.S. SemiconductorsSM Index	107,400
(1,418,934)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. SemiconductorsSM Index	104,749
(285,456)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. SemiconductorsSM Index	35,029
$(7,190,578)					$(275,892)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 94.3%
$4,954,577	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $4,954,618	$4,954,577
	Total Repurchase Agreements (Cost $4,954,577)	4,954,577

	Total Investment Securities (Cost $4,954,577) † — 94.3%	4,954,577
	Other assets less liabilities — 5.7%	300,030
	Net Assets — 100.0%	$5,254,607

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$(1,395,400)	11/06/17	Bank of America, N.A.	(0.33)%	Dow Jones U.S. TechnologySM Index	$168,526
(12,910)	11/06/17	Bank of America, N.A.	0.03%	iShares® U.S. Technology ETF	1,470
(27,294)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. TechnologySM Index	21,451
(204,260)	11/06/17	Deutsche Bank AG	(0.10)%	Dow Jones U.S. TechnologySM Index	124,009
(45,282)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	Dow Jones U.S. TechnologySM Index	14,188
(9,122)	11/06/17	Morgan Stanley & Co. International PLC	(0.18)%	iShares® U.S. Technology ETF	1,046
(5,717,869)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. TechnologySM Index	682,629
(3,094,274)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. TechnologySM Index	70,059
$(10,506,411)					$1,083,378

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 77.6%
$2,002,482	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $2,002,497	$2,002,482
	Total Repurchase Agreements (Cost $2,002,482)	2,002,482

	Total Investment Securities (Cost $2,002,482) † — 77.6%	2,002,482
	Other assets less liabilities — 22.4%	579,561
	Net Assets — 100.0%	$2,582,043

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(792,690)	03/07/16	Bank of America, N.A.	(0.23)%	Dow Jones U.S. UtilitiesSM Index	$(545,216)
(3,448,166)	11/06/17	Credit Suisse International	(0.53)%	Dow Jones U.S. UtilitiesSM Index	(474,315)
(84,986)	11/06/17	Deutsche Bank AG	0.00%	Dow Jones U.S. UtilitiesSM Index	(70,094)
(113,020)	11/06/17	Morgan Stanley & Co. International PLC	(0.13)%	Dow Jones U.S. UtilitiesSM Index	(11,051)
(457,625)	11/06/17	Societe Generale	(0.18)%	Dow Jones U.S. UtilitiesSM Index	(47,829)
(275,563)	11/06/17	UBS AG	(0.33)%	Dow Jones U.S. UtilitiesSM Index	(45,481)
$(5,172,050)					$(1,193,986)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 42.0%
$5,248,982	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $5,249,025	$5,248,982
	Total Repurchase Agreements (Cost $5,248,982)	5,248,982

	Total Investment Securities (Cost $5,248,982) † — 42.0%	5,248,982
	Other assets less liabilities — 58.0%	7,247,324
	Net Assets — 100.0%	$12,496,306

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(106,662)	01/06/17	Bank of America, N.A.	0.07%	NASDAQ Biotechnology Index®	$890,454
(7,125,539)	11/07/16	Deutsche Bank AG	0.40%	NASDAQ Biotechnology Index®	538,565
(4,676,169)	11/07/16	Goldman Sachs International	0.05%	NASDAQ Biotechnology Index®	(57,735)
(13,508,445)	11/06/17	Societe Generale	0.12%	NASDAQ Biotechnology Index®	298,126
(12,068,888)	11/07/16	UBS AG	0.07%	NASDAQ Biotechnology Index®	2,895,296
$(37,485,703)					$4,564,706

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financial Select Sector

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 22.8%
$504,778	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $504,782	$504,778
	Total Repurchase Agreements (Cost $504,778)	504,778

	Total Investment Securities (Cost $504,778) † — 22.8%	504,778
	Other assets less liabilities — 77.2%	1,710,561
	Net Assets — 100.0%	$2,215,339

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements

UltraPro Short Financial Select Sector had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(65,493)	11/06/17	Bank of America, N.A.	(0.23)%	S&P Financial Select Sector Index	$240,662
(70,266)	11/06/17	Deutsche Bank AG	0.15%	S&P Financial Select Sector Index	(58,034)
(4,619,501)	11/06/17	Morgan Stanley & Co. International PLC	(0.18)%	S&P Financial Select Sector Index	682,057
(1,520,898)	11/06/17	Societe Generale	(0.28)%	S&P Financial Select Sector Index	624,216
(371,890)	01/08/18	UBS AG	(0.33)%	S&P Financial Select Sector Index	(8,540)
$(6,648,048)					$1,480,361

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 72.1%
	U.S. Treasury Bills
$35,000,000	0.00%, due 03/10/16	$34,997,983
30,000,000	0.00%, due 05/19/16	29,980,800
	Total U.S. Government & Agency Securities (Cost $64,978,792)	64,978,783

	Repurchase Agreements (a)(b) — 19.4%
17,511,455	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $17,511,597	17,511,455
	Total Repurchase Agreements (Cost $17,511,455)	17,511,455

	Total Investment Securities (Cost $82,490,247) — 91.5%	82,490,238
	Other assets less liabilities — 8.5%	7,673,392
	Net Assets — 100.0%	$90,163,630

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $5,924,180.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9)
Net unrealized depreciation	$(9)
Federal income tax cost of investments	$82,490,247

Swap Agreements(2)

Short MSCI EAFE had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(31,735,978)	11/06/17	Credit Suisse International	(0.13)%	iShares® MSCI EAFE ETF	$1,298,038
(5,603,143)	11/07/16	Deutsche Bank AG	0.10%	iShares® MSCI EAFE ETF	(1,356,680)
(51,280,074)	12/06/17	Goldman Sachs International	(0.40)%	iShares® MSCI EAFE ETF	(1,255,702)
(479,525)	11/07/16	Societe Generale	0.17%	iShares® MSCI EAFE ETF	(63,612)
(629,062)	11/06/17	UBS AG	(0.03)%	iShares® MSCI EAFE ETF	81,723
$(89,727,782)					$(1,296,233)

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 82.8%
	U.S. Treasury Bills
$50,000,000	0.00%, due 03/31/16	$49,990,625
75,000,000	0.00%, due 04/14/16	74,983,958
53,000,000	0.00%, due 04/28/16	52,977,372
155,000,000	0.00%, due 06/23/16	154,847,170
	Total U.S. Government & Agency Securities (Cost $332,808,663)	332,799,125

	Repurchase Agreements (a)(b) — 20.7%
83,021,824	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $83,022,501	83,021,824
	Total Repurchase Agreements (Cost $83,021,824)	83,021,824

	Total Investment Securities (Cost $415,830,487) — 103.5%	415,820,949
	Liabilities in excess of other assets — (3.5%)	(14,087,205)
	Net Assets — 100.0%	$401,733,744

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $58,370,955.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(9,538)
Net unrealized depreciation	$(9,538)
Federal income tax cost of investments	$415,830,487

Swap Agreements(2)

Short MSCI Emerging Markets had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(3,731,106)	11/07/16	Bank of America, N.A.	0.57%	iShares® MSCI Emerging Markets ETF	$(1,231,117)
(176,360,662)	11/06/17	Credit Suisse International	0.77%	iShares® MSCI Emerging Markets ETF	4,564,403
(15,359,112)	11/06/17	Deutsche Bank AG	1.80%	iShares® MSCI Emerging Markets ETF	(9,219,019)
(981,620)	12/06/17	Goldman Sachs International	1.60%	iShares® MSCI Emerging Markets ETF	(689,417)
(61,179,132)	11/06/17	Morgan Stanley & Co. International PLC	1.07%	iShares® MSCI Emerging Markets ETF	6,907,329
(67,532,779)	11/07/16	Societe Generale	1.07%	iShares® MSCI Emerging Markets ETF	1,230,106
(73,811,502)	11/06/17	UBS AG	1.07%	iShares® MSCI Emerging Markets ETF	12,396,938
$(398,955,913)					$13,959,223

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 81.2%
$12,180,136	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $12,180,235	$12,180,136
	Total Repurchase Agreements (Cost $12,180,136)	12,180,136

	Total Investment Securities (Cost $12,180,136) † — 81.2%	12,180,136
	Other assets less liabilities — 18.8%	2,811,402
	Net Assets — 100.0%	$14,991,538

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements(2)

Short FTSE China 50 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,287,147)	11/06/17	Bank of America, N.A.	(0.43)%	iShares® China Large-Cap ETF	$313,965
(8,825,834)	11/06/17	Deutsche Bank AG	0.45%	iShares® China Large-Cap ETF	(588,212)
(2,759,061)	11/06/17	Goldman Sachs International	1.35%	iShares® China Large-Cap ETF	260,910
(1,831,803)	11/06/17	Societe Generale	0.57%	iShares® China Large-Cap ETF	468,455
(211,591)	11/07/16	UBS AG	1.32%	iShares® China Large-Cap ETF	(68,830)
$(14,915,436)					$386,288

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 53.2%
$4,798,072	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $4,798,111	$4,798,072
	Total Repurchase Agreements (Cost $4,798,072)	4,798,072

	Total Investment Securities (Cost $4,798,072) † — 53.2%	4,798,072
	Other assets less liabilities — 46.8%	4,217,132
	Net Assets — 100.0%	$9,015,204

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI EAFE had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(7,692,586)	11/06/17	Credit Suisse International	(0.13)%	iShares® MSCI EAFE ETF	$717,454
(887,871)	11/06/17	Deutsche Bank AG	0.10%	iShares® MSCI EAFE ETF	404,848
(669,348)	11/06/17	Societe Generale	0.17%	iShares® MSCI EAFE ETF	34,793
(8,715,732)	11/06/17	UBS AG	(0.03)%	iShares® MSCI EAFE ETF	(105,437)
(17,965,537)					$1,051,658

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 77.3%
	U.S. Treasury Bills
$35,000,000	0.00%, due 03/03/16	$34,999,592
15,000,000	0.00%, due 03/10/16	14,999,993
16,000,000	0.00%, due 06/23/16	15,984,223
	Total U.S. Government & Agency Securities (Cost $65,984,536)	65,983,808
	Repurchase Agreements (a)(b) — 19.8%
16,903,888	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $16,904,026	16,903,888
	Total Repurchase Agreements (Cost $16,903,888)	16,903,888
	Total Investment Securities (Cost $82,888,424) — 97.1%	82,887,696
	Other assets less liabilities — 2.9%	2,517,942
	Net Assets — 100.0%	$85,405,638

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $27,113,384.

(b)          The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(728)
Net unrealized depreciation	$(728)
Federal income tax cost of investments	$82,888,424

Swap Agreements(2)

UltraShort MSCI Emerging Markets had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(56,955,304)	11/06/17	Credit Suisse International	0.77%	iShares® MSCI Emerging Markets ETF	$3,706,707
(12,252,425)	11/06/17	Deutsche Bank AG	1.80%	iShares® MSCI Emerging Markets ETF	(641,193)
(3,401,691)	11/07/17	Goldman Sachs International	1.60%	iShares® MSCI Emerging Markets ETF	(885,317)
(38,503,355)	11/07/16	Societe Generale	1.07%	iShares® MSCI Emerging Markets ETF	4,947,659
(59,352,825)	12/06/17	UBS AG	1.07%	iShares® MSCI Emerging Markets ETF	(4,899,468)
$(170,465,600)					$2,228,388

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 33.5%
	U.S. Treasury Bills
$8,000,000	0.00%, due 04/28/16	$7,996,584
10,000,000	0.00%, due 06/23/16	9,990,140
	Total U.S. Government & Agency Securities (Cost $17,988,034)	17,986,724
	Repurchase Agreements (a)(b) — 25.5%
13,684,235	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $13,684,347	13,684,235
	Total Repurchase Agreements (Cost $13,684,235)	13,684,235
	Total Investment Securities (Cost $31,672,269) — 59.0%	31,670,959
	Other assets less liabilities — 41.0%	21,979,012
	Net Assets — 100.0%	$53,649,971

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $7,919,365.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,310)
Net unrealized depreciation	$(1,310)
Federal income tax cost of investments	$31,672,269

Swap Agreements(2)

UltraShort FTSE Europe had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(45,790,121)	11/06/17	Credit Suisse International	0.32%	Vanguard® FTSE Europe ETF Shares	$(1,308,396)
(10,271,878)	11/06/17	Deutsche Bank AG	0.30%	Vanguard® FTSE Europe ETF Shares	2,542,187
(1,011,734)	11/06/17	Goldman Sachs International	0.40%	Vanguard® FTSE Europe ETF Shares	198,068
(916,798)	11/07/16	Morgan Stanley & Co. International PLC	2.32%	Vanguard® FTSE Europe ETF Shares	(1,020,011)
(4,366,042)	11/07/16	Societe Generale	0.57%	Vanguard® FTSE Europe ETF Shares	(295,411)
(44,521,467)	11/07/16	UBS AG	0.07%	Vanguard® FTSE Europe ETF Shares	9,536,905
$(106,878,040)					$9,653,342

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 63.6%
$917,333	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $917,341	$917,333
	Total Repurchase Agreements (Cost $917,333)	917,333
	Total Investment Securities (Cost $917,333) † — 63.6%	917,333
	Other assets less liabilities — 36.4%	525,273
	Net Assets — 100.0%	$1,442,606

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Pacific ex-Japan had the following open swap agreements as of February 29, 2016:

Notional					Unrealized
Amount	Termination		Rate Paid		Appreciation/
at Value	Date	Counterparty	(Received)(1)	Underlying Instrument	(Depreciation)
$(563,399)	11/06/17	Credit Suisse International	0.32%	iShares® MSCI Pacific ex Japan ETF	$1,741
(858,686)	11/06/17	Deutsche Bank AG	0.10%	iShares® MSCI Pacific ex Japan ETF	(91,570)
(714,228)	11/06/17	Morgan Stanley & Co. International PLC	(0.03)%	iShares® MSCI Pacific ex Japan ETF	62,900
(431,929)	11/06/17	Societe Generale	0.17%	iShares® MSCI Pacific ex Japan ETF	2,819
(312,454)	11/07/16	UBS AG	0.32%	iShares® MSCI Pacific ex Japan ETF	24,191
$(2,880,696)					$81

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 32.2%
$8,896,716	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $8,896,789	$8,896,716
	Total Repurchase Agreements (Cost $8,896,716)	8,896,716
	Total Investment Securities (Cost $8,896,716) † — 32.2%	8,896,716
	Other assets less liabilities — 67.8%	18,743,289
	Net Assets — 100.0%	$27,640,005

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Brazil Capped had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,067,299)	11/06/17	Bank of America, N.A.	1.57%	iShares® MSCI Brazil Capped ETF	$(189,505)
1,089,539	11/07/16	Credit Suisse International	(0.87)%	iShares® MSCI Brazil Capped ETF	4,297,068
(1,262,363)	11/06/17	Deutsche Bank AG	0.05%	iShares® MSCI Brazil Capped ETF	3,272,075
(19,741,725)	11/06/17	Morgan Stanley & Co. International PLC	0.02%	iShares® MSCI Brazil Capped ETF	1,872,274
(6,772,866)	11/06/17	Societe Generale	0.57%	iShares® MSCI Brazil Capped ETF	(1,500,103)
(27,658,938)	11/06/17	UBS AG	0.07%	iShares® MSCI Brazil Capped ETF	(3,200,967)
$(55,413,652)					$4,550,842

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 60.7%
	U.S. Treasury Bills
$38,000,000	0.00%, due 04/21/16	$37,984,900
13,000,000	0.00%, due 04/28/16	12,994,449
	Total U.S. Government & Agency Securities (Cost $50,979,349)	50,979,349
	Repurchase Agreements (a)(b) — 16.4%
13,767,136	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $13,767,248	13,767,136
	Total Repurchase Agreements (Cost $13,767,136)	13,767,136
	Total Investment Securities (Cost $64,746,485) † — 77.1%	64,746,485
	Other assets less liabilities — 22.9%	19,250,933
	Net Assets — 100.0%	$83,997,418

(a)              All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $8,696,216.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                      Tax basis equals book cost.

Swap Agreements(2)

UltraShort FTSE China 50 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(14,514,320)	11/07/16	Bank of America, N.A.	0.57%	iShares® China Large-Cap ETF	$6,926,970
(9,989,989)	11/06/17	Credit Suisse International	0.82%	iShares® China Large-Cap ETF	(1,064,868)
(93,500,246)	11/06/17	Deutsche Bank AG	0.45%	iShares® China Large-Cap ETF	1,888,018
(3,535,208)	12/06/17	Goldman Sachs International	1.35%	iShares® China Large-Cap ETF	(144,211)
(3,018,168)	11/07/16	Morgan Stanley & Co. International PLC	0.82%	iShares® China Large-Cap ETF	967,555
(39,290,712)	11/06/17	Societe Generale	0.57%	iShares® China Large-Cap ETF	9,839,728
(3,528,791)	11/06/17	UBS AG	1.32%	iShares® China Large-Cap ETF	(324,875)
$(167,377,434)					$18,088,317

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 62.2%
$9,976,878	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $9,976,960	$9,976,878
	Total Repurchase Agreements (Cost $9,976,878)	9,976,878
	Total Investment Securities (Cost $9,976,878) † — 62.2%	9,976,878
	Other assets less liabilities — 37.8%	6,075,367
	Net Assets — 100.0%	$16,052,245

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Japan had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(283,819)	11/06/17	Bank of America, N.A.	0.02%	iShares® MSCI Japan ETF	$36,582
(15,284,037)	11/06/17	Credit Suisse International	(0.33)%	iShares® MSCI Japan ETF	442,818
(11,780,782)	11/06/17	Deutsche Bank AG	(0.10)%	iShares® MSCI Japan ETF	1,990,752
(180,547)	11/06/17	Morgan Stanley & Co. International PLC	1.57%	iShares® MSCI Japan ETF	22,953
(2,309,913)	11/06/17	Societe Generale	0.17%	iShares® MSCI Japan ETF	221,173
(2,194,734)	11/06/17	UBS AG	1.07%	iShares® MSCI Japan ETF	(47,021)
$(32,033,832)					$2,667,257

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 109.9%
$1,586,927	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,586,940	$1,586,927
	Total Repurchase Agreements (Cost $1,586,927)	1,586,927
	Total Investment Securities (Cost $1,586,927) † — 109.9%	1,586,927
	Liabilities in excess of other assets — (9.9%)	(142,509)
	Net Assets — 100.0%	$1,444,418

(a)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(490,147)	11/06/17	Credit Suisse International	1.07%	iShares® MSCI Mexico Capped ETF	$33,771
(573,829)	11/06/17	Deutsche Bank AG	0.90%	iShares® MSCI Mexico Capped ETF	(100,653)
(1,812,128)	12/06/17	Societe Generale	0.57%	iShares® MSCI Mexico Capped ETF	(117,599)
$(2,876,104)					$(184,481)

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 92.5%
	U.S. Treasury Bills
$23,000,000	0.00%, due 04/21/16	$22,990,861
5,000,000	0.00%, due 04/28/16	4,997,563
	Total U.S. Government & Agency Securities (Cost $27,988,424)	27,988,424
	Repurchase Agreements (a)(b) — 13.1%
3,968,003	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $3,968,036	3,968,003
	Total Repurchase Agreements (Cost $3,968,003)	3,968,003
	Total Investment Securities (Cost $31,956,427) † — 105.6%	31,956,427
	Liabilities in excess of other assets — (5.6%)	(1,703,895)
	Net Assets — 100.0%	$30,252,532

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $2,257,018.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                           Tax basis equals book cost.

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	6	06/21/16	$783,094	$(1,228)

Cash collateral in the amount of $8,910 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(17,330,310)	11/07/16	Bank of America, N.A.	0.01%	Barclays U.S. 7-10 Year Treasury Bond Index	$(890,137)
(12,306,528)	12/06/16	Citibank, N.A.	0.04%	Barclays U.S. 7-10 Year Treasury Bond Index	(822,903)
$(29,636,838)					$(1,713,040)

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 91.1%
	U.S. Treasury Bills
$50,000,000	0.00%, due 03/10/16	$49,996,750
100,000,000	0.00%, due 03/24/16	99,985,913
75,000,000	0.00%, due 04/28/16	74,974,021
90,000,000	0.00%, due 05/19/16	89,942,400
75,000,000	0.00%, due 05/26/16	74,943,149
100,000,000	0.00%, due 06/09/16	99,915,900
10,000,000	0.00%, due 06/16/16	9,991,010
50,000,000	0.00%, due 06/23/16	49,951,000
	Total U.S. Government & Agency Securities (Cost $549,712,846)	549,700,143
	Repurchase Agreements (a)(b) — 21.1%
127,451,720	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $127,452,762	127,451,720
	Total Repurchase Agreements (Cost $127,451,720)	127,451,720
	Total Investment Securities (Cost $677,164,566) — 112.2%	677,151,863
	Liabilities in excess of other assets — (12.2%)	(73,677,348)
	Net Assets — 100.0%	$603,474,515

(a)                   All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $78,046,514.

(b)                   The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$83
Aggregate gross unrealized depreciation	(12,786)
Net unrealized depreciation	$(12,703)
Federal income tax cost of investments	$677,164,566

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	56	06/21/16	$9,213,750	$(16,894)

Cash collateral in the amount of $246,400 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(55,941,007)	12/06/16	Citibank, N.A.	0.04%	Barclays U.S. 20+ Year Treasury Bond Index	$1,099,694
(84,341,349)	05/08/17	Deutsche Bank AG	(0.10)%	Barclays U.S. 20+ Year Treasury Bond Index	(11,441,641)
(82,600,528)	11/07/16	Goldman Sachs International	(0.08)%	Barclays U.S. 20+ Year Treasury Bond Index	(16,260,342)
(93,369,967)	11/07/16	Morgan Stanley & Co. International PLC	(0.09)%	Barclays U.S. 20+ Year Treasury Bond Index	(11,899,180)
(280,285,237)	05/08/17	Societe Generale	(0.11)%	Barclays U.S. 20+ Year Treasury Bond Index	(34,934,949)
$(596,538,088)					$(73,436,418)

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 83.8%
	U.S. Treasury Bills
$50,000,000	0.00%, due 03/17/16	$49,999,778
46,000,000	0.00%, due 04/14/16	45,990,161
63,000,000	0.00%, due 04/28/16	62,972,015
25,000,000	0.00%, due 05/19/16	24,984,000
10,000,000	0.00%, due 06/02/16	9,992,170
	Total U.S. Government & Agency Securities (Cost $193,939,406)	193,938,124

	Repurchase Agreements (a)(b) — 22.6%
52,131,536	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $52,131,962	52,131,536
	Total Repurchase Agreements (Cost $52,131,536)	52,131,536

	Total Investment Securities (Cost $246,070,942) — 106.4%	246,069,660
	Liabilities in excess of other assets — (6.4%)	(14,895,068)
	Net Assets — 100.0%	$231,174,592

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $12,924,328.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,282)
Net unrealized depreciation	$(1,282)
Federal income tax cost of investments	$246,070,942

Swap Agreements(2)

Short High Yield had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(100,948,555)	02/20/18	Citibank, N.A.	0.92%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(3,349,212)
(79,012,916)	12/07/17	Credit Suisse International	1.02%	iShares® iBoxx $ High Yield Corporate Bond ETF	(100,556)
(51,448,210)	12/07/18	Goldman Sachs International	1.25%	iShares® iBoxx $ High Yield Corporate Bond ETF	(2,903,882)
$(231,409,681)					$(6,353,650)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                       In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Short Investment Grade Corporate

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 94.2%
$2,635,996	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $2,636,016	$2,635,996
	Total Repurchase Agreements (Cost $2,635,996)	2,635,996

	Total Investment Securities (Cost $2,635,996) † — 94.2%	2,635,996
	Other assets less liabilities — 5.8%	161,098
	Net Assets — 100.0%	$2,797,094

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

Short Investment Grade Corporate had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,226,091)	02/20/18	Citibank, N.A.	0.82%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$(17,479)
(537,521)	12/07/17	Credit Suisse International	1.07%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(7,618)
(1,027,970)	11/07/16	Goldman Sachs International	0.60%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(49,942)
$(2,791,582)					$(75,039)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                       In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 95.9%
$2,571,247	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $2,571,267	$2,571,247
	Total Repurchase Agreements (Cost $2,571,247)	2,571,247

	Total Investment Securities (Cost $2,571,247) †— 95.9%	2,571,247
	Other assets less liabilities — 4.1%	111,296
	Net Assets — 100.0%	$2,682,543

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(2,280,089)	11/07/16	Bank of America, N.A.	0.01%	Barclays U.S. 3-7 Year Treasury Bond Index	$(66,789)
(1,560,501)	12/06/16	Citibank, N.A.	(0.03)%	Barclays U.S. 3-7 Year Treasury Bond Index	(92,234)
(1,531,750)	05/06/17	Deutsche Bank AG	(0.03)%	Barclays U.S. 3-7 Year Treasury Bond Index	3,814
$(5,372,340)					$(155,209)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 100.0%
	U.S. Treasury Bills
$40,000,000	0.00%, due 04/07/16	$39,992,394
90,000,000	0.00%, due 05/19/16	89,942,400
30,000,000	0.00%, due 06/23/16	29,970,601
	Total U.S. Government & Agency Securities (Cost $159,907,792)	159,905,395

	Repurchase Agreements (a)(b) — 10.6%
16,996,914	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $16,997,053	16,996,914
	Total Repurchase Agreements (Cost $16,996,914)	16,996,914

	Total Investment Securities (Cost $176,904,706) — 110.6%	176,902,309
	Liabilities in excess of other assets — (10.6%)	(16,914,678)
	Net Assets — 100.0%	$159,987,631

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $19,374,879.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$355
Aggregate gross unrealized depreciation	(2,752)
Net unrealized depreciation	$(2,397)
Federal income tax cost of investments	$176,904,706

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	29	06/21/16	$3,784,953	$(5,933)

Cash collateral in the amount of $43,065 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(13,759,599)	12/06/16	Citibank, N.A.	0.04%	Barclays U.S. 7-10 Year Treasury Bond Index	$(3,572,298)
(47,226,447)	05/06/17	Deutsche Bank AG	0.02%	Barclays U.S. 7-10 Year Treasury Bond Index	(6,849)
(35,506,907)	05/08/17	Goldman Sachs International	0.22%	Barclays U.S. 7-10 Year Treasury Bond Index	(6,179,704)
(16,653,154)	11/07/16	Morgan Stanley & Co. International PLC	0.22%	Barclays U.S. 7-10 Year Treasury Bond Index	(4,188,147)
(203,951,638)	11/06/17	Societe Generale	(0.11)%	Barclays U.S. 7-10 Year Treasury Bond Index	(3,932,567)
$(317,097,745)					$(17,879,565)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 101.0%
	U.S. Treasury Bills
$152,000,000	0.00%, due 03/03/16	$151,999,360
360,000,000	0.00%, due 03/10/16	359,985,275
100,000,000	0.00%, due 03/17/16	99,993,556
240,000,000	0.00%, due 03/24/16	239,985,826
380,000,000	0.00%, due 03/31/16	379,966,521
170,000,000	0.00%, due 04/07/16	169,965,364
50,000,000	0.00%, due 04/21/16	49,992,208
150,000,000	0.00%, due 04/28/16	149,939,986
95,000,000	0.00%, due 05/05/16	94,954,495
50,000,000	0.00%, due 05/19/16	49,968,000
50,000,000	0.00%, due 06/09/16	49,957,950
100,000,000	0.00%, due 06/16/16	99,910,100
100,000,000	0.00%, due 06/23/16	99,902,000
	Total U.S. Government & Agency Securities (Cost $1,996,544,388)	1,996,520,641

	Repurchase Agreements (a)(b) — 24.5%
483,001,749	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $483,005,693	483,001,749
	Total Repurchase Agreements (Cost $483,001,749)	483,001,749

	Total Investment Securities (Cost $2,479,546,137) — 125.5%	2,479,522,390
	Liabilities in excess of other assets — (25.5%)	(504,448,687)
	Net Assets — 100.0%	$1,975,073,703

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $509,309,546.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(23,747)
Net unrealized depreciation	$(23,747)
Federal income tax cost of investments	$2,479,546,137

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	114	06/21/16	$18,756,563	$(34,391)

Cash collateral in the amount of $501,600 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(314,350,499)	01/06/17	Bank of America, N.A.	(0.11)%	Barclays U.S. 20+ Year Treasury Bond Index	$(26,113,766)
(46,505,235)	12/06/16	Citibank, N.A.	0.04%	Barclays U.S. 20+ Year Treasury Bond Index	631,664
(723,243,071)	05/08/17	Deutsche Bank AG	(0.10)%	Barclays U.S. 20+ Year Treasury Bond Index	(83,612,615)
(1,042,992,300)	05/08/17	Goldman Sachs International	(0.08)%	Barclays U.S. 20+ Year Treasury Bond Index	(146,988,933)
(520,262,936)	11/07/16	Morgan Stanley & Co. International PLC	(0.09)%	Barclays U.S. 20+ Year Treasury Bond Index	(64,989,146)
(1,288,286,750)	05/08/17	Societe Generale	(0.11)%	Barclays U.S. 20+ Year Treasury Bond Index	(160,465,612)
$(3,935,640,791)					$(481,538,408)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 80.0%
$1,063,936	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,063,945	$1,063,936
	Total Repurchase Agreements (Cost $1,063,936)	1,063,936

	Total Investment Securities (Cost $1,063,936) †— 80.0%	1,063,936
	Other assets less liabilities — 20.0%	265,205
	Net Assets — 100.0%	$1,329,141

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(455,678)	12/06/16	Citibank, N.A.	(0.33)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$49,894
(2,197,757)	05/08/17	Goldman Sachs International	(0.38)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(56,666)
$(2,653,435)					$(6,772)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 94.7%
$72,990,182	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $72,990,777	$72,990,182
	Total Repurchase Agreements (Cost $72,990,182)	72,990,182

	Total Investment Securities (Cost $72,990,182) †— 94.7%	72,990,182
	Other assets less liabilities — 5.3%	4,115,438
	Net Assets — 100.0%	$77,105,620

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	2	06/21/16	$329,063	$(603)

Cash collateral in the amount of $8,800 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(24,487,566)	01/06/17	Bank of America, N.A.	(0.11)%	Barclays U.S. 20+ Year Treasury Bond Index	$(2,094,277)
(23,964,527)	11/06/17	Citibank, N.A.	0.04%	Barclays U.S. 20+ Year Treasury Bond Index	(111,271)
(19,681,441)	11/07/16	Goldman Sachs International	(0.08)%	Barclays U.S. 20+ Year Treasury Bond Index	(9,237,103)
(148,254,182)	05/06/17	Morgan Stanley & Co. International PLC	(0.09)%	Barclays U.S. 20+ Year Treasury Bond Index	843,368
(14,572,316)	05/06/17	Societe Generale	(0.11)%	Barclays U.S. 20+ Year Treasury Bond Index	49,704
$(230,960,032)					$(10,549,579)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 82.5%
	Consumer Discretionary — 10.7%

5,720	Advance Auto Parts, Inc.	$849,077
29,940	Amazon.com, Inc.*	16,542,449
5,931	AutoNation, Inc.*	305,269
2,381	AutoZone, Inc.*	1,844,251
12,995	Bed Bath & Beyond, Inc.*	623,110
23,239	Best Buy Co., Inc.	752,711
17,470	BorgWarner, Inc.	570,920
17,350	Cablevision Systems Corp., Class A	564,395
15,779	CarMax, Inc.*	729,937
35,874	Carnival Corp.	1,720,517
33,785	CBS Corp. (Non-Voting), Class B	1,634,518
2,443	Chipotle Mexican Grill, Inc.*	1,243,878
21,632	Coach, Inc.	842,350
190,256	Comcast Corp., Class A	10,983,479
25,564	D.R. Horton, Inc.	683,070
8,990	Darden Restaurants, Inc.	574,281
21,829	Delphi Automotive PLC	1,455,558
11,646	Discovery Communications, Inc., Class A*	291,150
20,093	Discovery Communications, Inc., Class C*	495,292
22,672	Dollar General Corp.	1,683,396
18,306	Dollar Tree, Inc.*	1,469,056
9,178	Expedia, Inc.	955,522
303,721	Ford Motor Co.	3,799,550
8,237	GameStop Corp., Class A	253,864
17,864	Gap, Inc. (The)	493,940
9,188	Garmin Ltd.	372,206
110,342	General Motors Co.	3,248,468
11,737	Genuine Parts Co.	1,058,091
20,936	Goodyear Tire & Rubber Co. (The)	630,592
18,380	H&R Block, Inc.	604,334
30,534	Hanesbrands, Inc.	869,914
14,950	Harley-Davidson, Inc.	645,391
5,509	Harman International Industries, Inc.	422,430
8,722	Hasbro, Inc.	661,738
98,819	Home Depot, Inc. (The)	12,265,414
31,681	Interpublic Group of Cos., Inc. (The)	677,657
50,471	Johnson Controls, Inc.	1,840,173
14,802	Kohl’s Corp.	690,809
19,857	L Brands, Inc.	1,683,675
10,598	Leggett & Platt, Inc.	473,307
13,943	Lennar Corp., Class A	584,769
71,277	Lowe’s Cos., Inc.	4,813,336
24,513	Macy’s, Inc.	1,059,207
15,017	Marriott International, Inc., Class A	1,023,409
26,450	Mattel, Inc.	860,154
71,563	McDonald’s Corp.	8,386,468
14,342	Michael Kors Holdings Ltd.*	812,474
4,941	Mohawk Industries, Inc.*	888,046
33,290	Netflix, Inc.*	3,109,619
20,807	Newell Rubbermaid, Inc.	790,874
29,740	News Corp., Class A	321,787
8,378	News Corp., Class B	95,593
105,152	NIKE, Inc., Class B	6,476,312
10,595	Nordstrom, Inc.	543,735
18,882	Omnicom Group, Inc.	1,469,208
7,714	O’Reilly Automotive, Inc.*	2,008,108
3,898	Priceline Group, Inc. (The)*	4,931,789
24,748	PulteGroup, Inc.	425,418
6,417	PVH Corp.	507,906
4,561	Ralph Lauren Corp.	413,956
31,573	Ross Stores, Inc.	1,735,884
13,379	Royal Caribbean Cruises Ltd.	994,996
7,359	Scripps Networks Interactive, Inc., Class A	435,947
6,214	Signet Jewelers Ltd.	673,598
50,156	Staples, Inc.	473,974
115,702	Starbucks Corp.	6,735,013
13,134	Starwood Hotels & Resorts Worldwide, Inc.	907,691
47,990	Target Corp.	3,764,816
17,263	TEGNA, Inc.	425,360
8,697	Tiffany & Co.	565,131
22,071	Time Warner Cable, Inc.	4,212,471
62,298	Time Warner, Inc.	4,124,128
52,174	TJX Cos., Inc. (The)	3,866,093
10,482	Tractor Supply Co.	886,463
8,795	TripAdvisor, Inc.*	550,567
91,237	Twenty-First Century Fox, Inc., Class A	2,465,224
33,615	Twenty-First Century Fox, Inc., Class B	912,983
14,038	Under Armour, Inc., Class A*	1,174,840
6,795	Urban Outfitters, Inc.*	180,000
26,549	VF Corp.	1,728,605
27,027	Viacom, Inc., Class B	995,945
118,538	Walt Disney Co. (The)	11,322,750
6,085	Whirlpool Corp.	945,122
9,070	Wyndham Worldwide Corp.	660,659
6,346	Wynn Resorts Ltd.	523,418
31,838	Yum! Brands, Inc.	2,307,300
		170,596,885
	Consumer Staples — 8.8%

152,788	Altria Group, Inc.	9,407,157
46,513	Archer-Daniels-Midland Co.	1,626,094
7,896	Brown-Forman Corp., Class B	777,519
13,992	Campbell Soup Co.	864,006
10,209	Church & Dwight Co., Inc.	926,569
10,072	Clorox Co. (The)	1,273,302
305,012	Coca-Cola Co. (The)	13,155,168
16,260	Coca-Cola Enterprises, Inc.	788,773
69,878	Colgate-Palmolive Co.	4,586,792
33,728	ConAgra Foods, Inc.	1,418,600
13,485	Constellation Brands, Inc., Class A	1,907,184
34,101	Costco Wholesale Corp.	5,116,173
86,276	CVS Health Corp.	8,383,439
14,740	Dr. Pepper Snapple Group, Inc.	1,349,152
17,352	Estee Lauder Cos., Inc. (The), Class A	1,584,758
46,555	General Mills, Inc.	2,739,762
11,194	Hershey Co. (The)	1,017,423
21,044	Hormel Foods Corp.	894,580
9,303	J.M. Smucker Co. (The)	1,186,784
19,878	Kellogg Co.	1,471,370
9,075	Keurig Green Mountain, Inc.	834,355
28,309	Kimberly-Clark Corp.	3,688,663
46,324	Kraft Heinz Co. (The)	3,567,874
75,866	Kroger Co. (The)	3,027,812
9,086	McCormick & Co., Inc. (Non-Voting)	847,360
14,517	Mead Johnson Nutrition Co.	1,070,774
14,163	Molson Coors Brewing Co., Class B	1,207,679
123,828	Mondelez International, Inc., Class A	5,018,749
11,671	Monster Beverage Corp.*	1,464,710
113,523	PepsiCo, Inc.	11,104,820
120,723	Philip Morris International, Inc.	10,989,415
212,016	Procter & Gamble Co. (The)	17,022,765
64,604	Reynolds American, Inc.	3,257,980
40,914	Sysco Corp.	1,805,535
23,046	Tyson Foods, Inc., Class A	1,492,228
67,891	Walgreens Boots Alliance, Inc.	5,359,315
122,269	Wal-Mart Stores, Inc.	8,111,325

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
26,580	Whole Foods Market, Inc.	$832,220
		141,178,184
	Energy — 5.4%

39,592	Anadarko Petroleum Corp.	1,502,516
29,440	Apache Corp.	1,126,963
33,986	Baker Hughes, Inc.	1,456,980
35,675	Cabot Oil & Gas Corp.	718,138
5,736	California Resources Corp.	3,224
14,885	Cameron International Corp.*	975,861
40,329	Chesapeake Energy Corp.	105,259
146,663	Chevron Corp.	12,237,561
7,354	Cimarex Energy Co.	617,957
30,314	Columbia Pipeline Group, Inc.	550,199
10,064	Concho Resources, Inc.*	908,175
96,174	ConocoPhillips	3,253,566
17,861	CONSOL Energy, Inc.	154,140
39,752	Devon Energy Corp.	782,319
4,988	Diamond Offshore Drilling, Inc.	99,810
18,370	Ensco PLC, Class A	159,268
42,827	EOG Resources, Inc.	2,772,620
11,903	EQT Corp.	663,473
324,386	Exxon Mobil Corp.	25,999,538
17,756	FMC Technologies, Inc.*	435,555
66,674	Halliburton Co.	2,152,237
8,377	Helmerich & Payne, Inc.	443,730
20,373	Hess Corp.	888,263
142,592	Kinder Morgan, Inc.	2,579,489
52,762	Marathon Oil Corp.	433,176
41,535	Marathon Petroleum Corp.	1,422,574
12,598	Murphy Oil Corp.	216,434
29,290	National Oilwell Varco, Inc.	857,318
12,593	Newfield Exploration Co.*	342,907
33,146	Noble Energy, Inc.	977,807
59,497	Occidental Petroleum Corp.	4,094,584
16,291	ONEOK, Inc.	390,984
36,988	Phillips 66	2,936,477
12,570	Pioneer Natural Resources Co.	1,515,062
13,193	Range Resources Corp.	313,070
98,271	Schlumberger Ltd.	7,047,996
29,945	Southwestern Energy Co.*	173,082
52,308	Spectra Energy Corp.	1,527,394
9,366	Tesoro Corp.	755,649
26,636	Transocean Ltd.	230,401
37,521	Valero Energy Corp.	2,254,262
53,164	Williams Cos., Inc. (The)	850,092
		86,926,110
	Financials — 12.8%

4,212	Affiliated Managers Group, Inc.*	584,162
33,245	Aflac, Inc.	1,978,742
30,187	Allstate Corp. (The)	1,915,667
65,185	American Express Co.	3,622,982
96,404	American International Group, Inc.	4,839,481
33,006	American Tower Corp. (REIT)	3,043,153
13,570	Ameriprise Financial, Inc.	1,139,201
21,347	Aon PLC	2,034,156
12,174	Apartment Investment & Management Co., Class A (REIT)	445,690
5,130	Assurant, Inc.	364,743
10,655	AvalonBay Communities, Inc. (REIT)	1,828,824
811,380	Bank of America Corp.	10,158,478
85,177	Bank of New York Mellon Corp. (The)	3,014,414
60,810	BB&T Corp.	1,955,650
145,994	Berkshire Hathaway, Inc., Class B*	19,588,015
9,823	BlackRock, Inc.	3,064,383
11,985	Boston Properties, Inc. (REIT)	1,367,968
41,454	Capital One Financial Corp.	2,724,771
22,674	CBRE Group, Inc., Class A*	576,146
93,343	Charles Schwab Corp. (The)	2,338,242
35,923	Chubb Ltd.	4,150,230
11,508	Cincinnati Financial Corp.	726,615
232,131	Citigroup, Inc.	9,018,289
41,182	Citizens Financial Group, Inc.	791,930
26,371	CME Group, Inc.	2,411,364
13,791	Comerica, Inc.	465,860
25,999	Crown Castle International Corp. (REIT)	2,248,914
33,298	Discover Financial Services	1,545,693
22,807	E*TRADE Financial Corp.*	535,052
5,362	Equinix, Inc. (REIT)	1,628,386
28,380	Equity Residential (REIT)	2,114,026
5,147	Essex Property Trust, Inc. (REIT)	1,077,164
9,629	Extra Space Storage, Inc. (REIT)	791,022
5,407	Federal Realty Investment Trust (REIT)	800,560
61,888	Fifth Third Bancorp	944,411
29,520	Franklin Resources, Inc.	1,058,292
45,379	General Growth Properties, Inc. (REIT)	1,248,830
30,901	Goldman Sachs Group, Inc. (The)	4,620,627
31,907	Hartford Financial Services Group, Inc. (The)	1,343,923
36,221	HCP, Inc. (REIT)	1,071,417
58,551	Host Hotels & Resorts, Inc. (REIT)	896,416
62,083	Huntington Bancshares, Inc./OH	543,226
9,241	Intercontinental Exchange, Inc.	2,203,609
33,031	Invesco Ltd.	883,249
14,976	Iron Mountain, Inc. (REIT)	439,995
286,859	JPMorgan Chase & Co.	16,150,162
65,103	KeyCorp	686,837
32,202	Kimco Realty Corp. (REIT)	861,404
8,372	Legg Mason, Inc.	239,104
25,982	Leucadia National Corp.	375,440
19,301	Lincoln National Corp.	705,066
21,816	Loews Corp.	793,012
12,459	M&T Bank Corp.	1,277,670
10,515	Macerich Co. (The) (REIT)	831,526
40,648	Marsh & McLennan Cos., Inc.	2,318,968
21,057	McGraw Hill Financial, Inc.	1,889,655
86,639	MetLife, Inc.	3,427,439
13,403	Moody’s Corp.	1,190,186
117,680	Morgan Stanley	2,906,696
8,959	Nasdaq, Inc.	567,015
28,248	Navient Corp.	305,926
16,932	Northern Trust Corp.	1,005,422
24,180	People’s United Financial, Inc.	353,270
39,562	PNC Financial Services Group, Inc. (The)	3,216,786
21,230	Principal Financial Group, Inc.	802,706
45,557	Progressive Corp. (The)	1,454,179
40,865	Prologis, Inc. (REIT)	1,571,668
35,012	Prudential Financial, Inc.	2,313,943
11,483	Public Storage (REIT)	2,864,894
19,448	Realty Income Corp. (REIT)	1,138,486
101,732	Regions Financial Corp.	765,025
24,097	Simon Property Group, Inc. (REIT)	4,571,924
7,758	SL Green Realty Corp. (REIT)	684,100
31,428	State Street Corp.	1,721,626
39,709	SunTrust Banks, Inc.	1,317,545
64,979	Synchrony Financial*	1,751,184
19,560	T. Rowe Price Group, Inc.	1,351,792
8,935	Torchmark Corp.	457,651
23,711	Travelers Cos., Inc. (The)	2,549,407
128,130	U.S. Bancorp	4,935,568
18,967	Unum Group	541,129

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
25,970	Ventas, Inc. (REIT)	$1,445,750
13,814	Vornado Realty Trust (REIT)	1,192,977
362,197	Wells Fargo & Co.	16,994,283
27,569	Welltower, Inc. (REIT)	1,758,351
61,388	Weyerhaeuser Co. (REIT)	1,594,855
10,708	Willis Towers Watson PLC	1,213,431
23,203	XL Group PLC	797,719
15,922	Zions Bancorp.	339,457
		205,375,202
	Health Care — 12.2%

116,230	Abbott Laboratories	4,502,750
127,386	AbbVie, Inc.	6,956,549
27,161	Aetna, Inc.	2,950,499
25,830	Agilent Technologies, Inc.	964,750
17,554	Alexion Pharmaceuticals, Inc.*	2,471,603
30,726	Allergan PLC*	8,913,920
15,228	AmerisourceBergen Corp.	1,319,049
58,791	Amgen, Inc.	8,364,783
20,337	Anthem, Inc.	2,657,843
45,543	Baxalta, Inc.	1,754,316
42,621	Baxter International, Inc.	1,683,956
16,430	Becton, Dickinson and Co.	2,422,603
17,380	Biogen, Inc.*	4,508,720
104,816	Boston Scientific Corp.*	1,779,776
130,005	Bristol-Myers Squibb Co.	8,051,210
5,778	C.R. Bard, Inc.	1,111,572
25,619	Cardinal Health, Inc.	2,093,072
61,234	Celgene Corp.*	6,174,224
23,734	Cerner Corp.*	1,211,858
20,072	Cigna Corp.	2,802,252
12,989	DaVita HealthCare Partners, Inc.*	856,884
18,795	DENTSPLY International, Inc.	1,145,743
16,797	Edwards Lifesciences Corp.*	1,461,339
76,051	Eli Lilly & Co.	5,475,672
16,223	Endo International PLC*	678,284
52,696	Express Scripts Holding Co.*	3,708,744
112,306	Gilead Sciences, Inc.	9,798,698
24,472	HCA Holdings, Inc.*	1,693,707
6,431	Henry Schein, Inc.*	1,064,009
11,545	Humana, Inc.	2,043,119
11,423	Illumina, Inc.*	1,716,191
2,926	Intuitive Surgical, Inc.*	1,647,514
215,623	Johnson & Johnson	22,685,696
7,858	Laboratory Corp. of America Holdings*	863,123
9,056	Mallinckrodt PLC*	588,912
17,934	McKesson Corp.	2,790,889
109,577	Medtronic PLC	8,480,164
217,672	Merck & Co., Inc.	10,929,311
32,200	Mylan N.V.*	1,451,254
6,483	Patterson Cos., Inc.	281,622
8,714	PerkinElmer, Inc.	411,824
11,423	Perrigo Co. PLC	1,442,154
480,995	Pfizer, Inc.	14,271,122
11,164	Quest Diagnostics, Inc.	742,741
6,036	Regeneron Pharmaceuticals, Inc.*	2,317,945
22,024	St. Jude Medical, Inc.	1,182,469
24,602	Stryker Corp.	2,457,248
7,755	Tenet Healthcare Corp.*	192,479
31,094	Thermo Fisher Scientific, Inc.	4,017,034
74,259	UnitedHealth Group, Inc.	8,844,247
7,119	Universal Health Services, Inc., Class B	785,724
7,549	Varian Medical Systems, Inc.*	590,483
19,135	Vertex Pharmaceuticals, Inc.*	1,635,851
6,352	Waters Corp.*	764,209
13,258	Zimmer Biomet Holdings, Inc.	1,283,507
35,690	Zoetis, Inc.	1,465,431
		194,460,648
	Industrials — 8.4%

47,950	3M Co.	7,521,916
12,873	ADT Corp. (The)	519,683
7,453	Allegion PLC	469,539
49,124	American Airlines Group, Inc.	2,014,084
18,538	AMETEK, Inc.	860,349
49,089	Boeing Co. (The)	5,801,338
11,189	C.H. Robinson Worldwide, Inc.	781,328
45,375	Caterpillar, Inc.	3,071,887
6,818	Cintas Corp.	572,644
75,979	CSX Corp.	1,834,133
12,814	Cummins, Inc.	1,250,262
46,466	Danaher Corp.	4,148,020
24,285	Deere & Co.	1,947,171
61,306	Delta Air Lines, Inc.	2,957,401
12,066	Dover Corp.	733,371
2,817	Dun & Bradstreet Corp. (The)	269,840
36,056	Eaton Corp. PLC	2,044,736
51,015	Emerson Electric Co.	2,491,062
9,217	Equifax, Inc.	966,679
14,531	Expeditors International of Washington, Inc.	665,229
22,583	Fastenal Co.	1,022,784
20,443	FedEx Corp.	2,798,238
10,187	Flowserve Corp.	428,058
11,053	Fluor Corp.	508,880
23,140	General Dynamics Corp.	3,153,288
735,422	General Electric Co.	21,430,197
60,059	Honeywell International, Inc.	6,086,980
25,496	Illinois Tool Works, Inc.	2,402,998
20,335	Ingersoll-Rand PLC	1,129,813
7,050	J.B. Hunt Transport Services, Inc.	537,844
9,578	Jacobs Engineering Group, Inc.*	370,190
8,506	Kansas City Southern	695,025
6,113	L-3 Communications Holdings, Inc.	717,116
20,587	Lockheed Martin Corp.	4,442,469
26,206	Masco Corp.	739,009
28,382	Nielsen Holdings PLC	1,428,750
23,263	Norfolk Southern Corp.	1,702,154
14,217	Northrop Grumman Corp.	2,732,792
27,520	PACCAR, Inc.	1,417,280
10,588	Parker-Hannifin Corp.	1,071,506
14,050	Pentair PLC	670,325
15,336	Pitney Bowes, Inc.	277,888
12,469	Quanta Services, Inc.*	252,996
23,465	Raytheon Co.	2,906,140
18,657	Republic Services, Inc.	852,625
10,327	Robert Half International, Inc.	406,781
10,268	Rockwell Automation, Inc.	1,068,796
10,238	Rockwell Collins, Inc.	896,542
7,843	Roper Technologies, Inc.	1,317,075
4,158	Ryder System, Inc.	235,842
4,505	Snap-on, Inc.	651,738
50,688	Southwest Airlines Co.	2,126,362
11,665	Stanley Black & Decker, Inc.	1,096,627
6,633	Stericycle, Inc.*	755,698
21,325	Textron, Inc.	728,249
32,954	Tyco International PLC	1,159,322
66,534	Union Pacific Corp.	5,246,871
29,054	United Continental Holdings, Inc.*	1,663,632
54,243	United Parcel Service, Inc., Class B	5,237,162
7,263	United Rentals, Inc.*	374,553
60,586	United Technologies Corp.	5,853,819
12,146	Verisk Analytics, Inc.*	884,715

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,478	W.W. Grainger, Inc.	$971,278
32,354	Waste Management, Inc.	1,806,971
13,972	Xylem, Inc.	522,692
		133,700,742
	Information Technology — 16.8%

48,681	Accenture PLC, Class A	4,880,757
39,324	Activision Blizzard, Inc.	1,245,391
38,881	Adobe Systems, Inc.*	3,310,717
13,865	Akamai Technologies, Inc.*	748,294
4,776	Alliance Data Systems Corp.*	1,003,581
22,698	Alphabet, Inc., Class A*	16,279,460
23,137	Alphabet, Inc., Class C*	16,144,304
24,036	Amphenol Corp., Class A	1,275,590
24,311	Analog Devices, Inc.	1,288,240
434,440	Apple, Inc.	42,006,004
89,534	Applied Materials, Inc.	1,689,507
17,629	Autodesk, Inc.*	912,124
35,966	Automatic Data Processing, Inc.	3,045,960
30,348	Broadcom Ltd.	4,065,722
24,377	CA, Inc.	714,002
395,550	Cisco Systems, Inc.	10,355,499
11,995	Citrix Systems, Inc.*	847,447
47,389	Cognizant Technology Solutions Corp., Class A*	2,700,225
86,688	Corning, Inc.	1,586,390
10,728	CSRA, Inc.	278,392
86,080	eBay, Inc.*	2,048,704
24,219	Electronic Arts, Inc.*	1,555,829
151,074	EMC Corp.	3,947,564
5,467	F5 Networks, Inc.*	525,761
176,924	Facebook, Inc., Class A*	18,916,714
21,625	Fidelity National Information Services, Inc.	1,259,656
5,886	First Solar, Inc.*	423,027
17,816	Fiserv, Inc.*	1,703,744
10,746	FLIR Systems, Inc.	332,696
9,679	Harris Corp.	755,156
140,111	Hewlett Packard Enterprise Co.	1,859,273
140,771	HP, Inc.	1,504,842
367,722	Intel Corp.	10,880,894
69,541	International Business Machines Corp.	9,111,957
20,563	Intuit, Inc.	1,987,208
27,654	Juniper Networks, Inc.	683,054
12,152	KLA-Tencor Corp.	823,176
12,358	Lam Research Corp.	905,841
18,629	Linear Technology Corp.	812,597
77,162	MasterCard, Inc., Class A	6,706,921
15,810	Microchip Technology, Inc.	703,387
84,603	Micron Technology, Inc.*	899,330
622,451	Microsoft Corp.	31,670,307
12,508	Motorola Solutions, Inc.	919,213
22,787	NetApp, Inc.	566,029
39,823	NVIDIA Corp.	1,248,849
249,468	Oracle Corp.	9,175,433
25,025	Paychex, Inc.	1,286,035
86,649	PayPal Holdings, Inc.*	3,304,793
11,029	Qorvo, Inc.*	497,187
117,110	QUALCOMM, Inc.	5,948,017
14,264	Red Hat, Inc.*	932,152
48,642	salesforce.com, Inc.*	3,295,495
15,647	SanDisk Corp.	1,130,652
23,285	Seagate Technology PLC	730,218
14,888	Skyworks Solutions, Inc.	989,308
52,642	Symantec Corp.	1,016,517
30,109	TE Connectivity Ltd.	1,713,804
10,355	Teradata Corp.*	258,357
79,050	Texas Instruments, Inc.	4,191,231
13,184	Total System Services, Inc.	574,559
7,669	VeriSign, Inc.*	647,954
151,683	Visa, Inc., Class A	10,980,332
18,056	Western Digital Corp.	785,978
39,372	Western Union Co. (The)	718,933
74,152	Xerox Corp.	712,601
20,017	Xilinx, Inc.	945,203
67,697	Yahoo!, Inc.*	2,152,088
		269,116,182
	Materials — 2.3%

15,109	Air Products & Chemicals, Inc.	2,001,489
5,022	Airgas, Inc.	710,714
102,103	Alcoa, Inc.	911,780
7,111	Avery Dennison Corp.	463,068
10,618	Ball Corp.	703,230
18,155	CF Industries Holdings, Inc.	661,931
87,641	Dow Chemical Co. (The)	4,260,229
68,304	E.I. du Pont de Nemours & Co.	4,157,665
11,567	Eastman Chemical Co.	742,023
20,719	Ecolab, Inc.	2,124,734
10,420	FMC Corp.	392,209
89,418	Freeport-McMoRan, Inc.	682,259
6,277	International Flavors & Fragrances, Inc.	648,351
32,294	International Paper Co.	1,152,896
27,997	LyondellBasell Industries N.V., Class A	2,245,639
5,156	Martin Marietta Materials, Inc.	735,349
34,265	Monsanto Co.	3,083,507
26,118	Mosaic Co. (The)	696,045
41,238	Newmont Mining Corp.	1,065,178
24,914	Nucor Corp.	980,117
12,522	Owens-Illinois, Inc.*	187,329
20,978	PPG Industries, Inc.	2,025,006
22,208	Praxair, Inc.	2,260,552
15,380	Sealed Air Corp.	703,327
6,179	Sherwin-Williams Co. (The)	1,671,420
10,393	Vulcan Materials Co.	1,024,022
20,029	WestRock Co.	676,379
		36,966,448
	Telecommunication Services — 2.3%

479,398	AT&T, Inc.	17,713,756
42,785	CenturyLink, Inc.	1,308,793
91,013	Frontier Communications Corp.	492,380
22,484	Level 3 Communications, Inc.*	1,091,598
317,054	Verizon Communications, Inc.	16,084,150
		36,690,677
	Utilities — 2.8%

52,434	AES Corp.	513,853
9,352	AGL Resources, Inc.	604,607
18,916	Ameren Corp.	888,106
38,248	American Electric Power Co., Inc.	2,361,814
33,544	CenterPoint Energy, Inc.	624,925
21,593	CMS Energy Corp.	854,219
22,832	Consolidated Edison, Inc.	1,598,468
46,389	Dominion Resources, Inc.	3,243,519
13,981	DTE Energy Co.	1,176,082
53,636	Duke Energy Corp.	3,984,082
25,399	Edison International	1,731,196
13,886	Entergy Corp.	1,002,708
24,702	Eversource Energy	1,341,319
71,667	Exelon Corp.	2,256,794
32,959	FirstEnergy Corp.	1,103,138
35,896	NextEra Energy, Inc.	4,049,787
24,821	NiSource, Inc.	533,155

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
24,496	NRG Energy, Inc.	$264,067
19,781	Pepco Holdings, Inc.	517,867
38,216	PG&E Corp.	2,167,994
8,668	Pinnacle West Capital Corp.	596,618
52,352	PPL Corp.	1,831,796
39,432	Public Service Enterprise Group, Inc.	1,682,169
11,126	SCANA Corp.	723,412
18,375	Sempra Energy	1,773,371
70,835	Southern Co. (The)	3,412,830
18,344	TECO Energy, Inc.	503,910
24,589	WEC Energy Group, Inc.	1,385,590
39,535	Xcel Energy, Inc.	1,563,214
		44,290,610
	Total Common Stocks (Cost $1,475,243,838)	1,319,301,688

Principal Amount
	U.S. Government & Agency Securities (a) — 14.4%
	U.S. Treasury Bills
$60,000,000	0.00%, due 03/17/16	59,995,689
26,000,000	0.00%, due 04/21/16	25,995,948
20,000,000	0.00%, due 04/28/16	19,990,253
75,000,000	0.00%, due 06/09/16	74,936,475
50,000,000	0.00%, due 06/23/16	49,950,700
	Total U.S. Government & Agency Securities (Cost $230,883,932)	230,869,065

	Repurchase Agreements (a)(b) — 5.1%
82,264,687	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $82,265,360	82,264,687
	Total Repurchase Agreements (Cost $82,264,687)	82,264,687

	Total Investment Securities (Cost $1,788,392,457) — 102.0%	1,632,435,440
	Liabilities in excess of other assets — (2.0%)	(32,419,314)
	Net Assets — 100.0%	$1,600,016,126

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $186,830,606.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,779,400
Aggregate gross unrealized depreciation	(205,794,215)
Net unrealized depreciation	$(163,014,815)
Federal income tax cost of investments	$1,795,450,255

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,239	03/18/16	$119,470,575	$3,586,358

Cash collateral in the amount of $6,473,775 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$47,552,559	11/06/17	Bank of America, N.A.	0.53%	S&P 500®	$(3,399,477)
76,180,352	11/06/17	Citibank, N.A.	0.75%	S&P 500®	(7,095,485)
36,582,088	11/06/17	Credit Suisse International	0.88%	S&P 500®	(3,502,991)
216,938,710	11/06/17	Deutsche Bank AG	0.48%	SPDR® S&P 500® ETF Trust	(8,513,741)
423,163,051	11/06/17	Deutsche Bank AG	0.60%	S&P 500®	(5,316,209)
104,325,748	11/06/17	Goldman Sachs International	0.55%	S&P 500®	(654,148)
188,298,624	11/07/16	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	(2,998,181)
510,099,431	11/06/17	Morgan Stanley & Co. International PLC	0.63%	S&P 500®	(2,583,722)
91,938,624	01/08/18	Societe Generale	0.48%	S&P 500®	(3,873,502)
66,195,367	11/06/17	UBS AG	0.78%	S&P 500®	(4,589,452)
$1,761,274,554					$(42,526,908)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 87.6%
	Consumer Discretionary — 18.0%

70,293	Amazon.com, Inc.*	$38,838,288
25,014	Bed Bath & Beyond, Inc.*	1,199,421
16,832	Charter Communications, Inc., Class A*	3,022,354
366,142	Comcast Corp., Class A	21,137,378
51,560	Ctrip.com International Ltd. (ADR)*	2,109,835
22,412	Discovery Communications, Inc., Class A*	560,300
41,156	Discovery Communications, Inc., Class C*	1,014,496
33,707	DISH Network Corp., Class A*	1,588,611
35,205	Dollar Tree, Inc.*	2,825,201
20,646	Expedia, Inc.	2,149,455
130,727	JD.com, Inc. (ADR)*	3,360,991
88,523	Liberty Global PLC*	3,183,287
37,900	Liberty Global PLC, Class A*	1,396,236
70,116	Liberty Interactive Corp. QVC Group, Class A*	1,779,544
15,307	Liberty Media Corp., Class A*	545,235
33,332	Liberty Media Corp., Class C*	1,163,287
20,219	Liberty Ventures*	741,835
38,549	Marriott International, Inc., Class A	2,627,114
50,882	Mattel, Inc.	1,654,683
64,088	Netflix, Inc.*	5,986,460
34,412	Norwegian Cruise Line Holdings Ltd.*	1,690,662
14,787	O’Reilly Automotive, Inc.*	3,849,352
7,462	Priceline Group, Inc. (The)*	9,440,997
61,187	Ross Stores, Inc.	3,364,061
781,551	Sirius XM Holdings, Inc.*	2,907,370
222,640	Starbucks Corp.	12,959,874
19,634	Tesla Motors, Inc.*	3,768,354
20,138	Tractor Supply Co.	1,703,071
19,704	TripAdvisor, Inc.*	1,233,470
175,557	Twenty-First Century Fox, Inc., Class A	4,743,550
119,734	Twenty-First Century Fox, Inc., Class B	3,251,976
9,590	Ulta Salon Cosmetics & Fragrance, Inc.*	1,584,172
52,062	Viacom, Inc., Class B	1,918,485
		149,299,405
	Consumer Staples — 6.2%

65,587	Costco Wholesale Corp.	9,840,018
181,954	Kraft Heinz Co. (The)	14,014,097
238,296	Mondelez International, Inc., Class A	9,658,137
30,401	Monster Beverage Corp.*	3,815,325
156,882	Walgreens Boots Alliance, Inc.	12,384,265
51,180	Whole Foods Market, Inc.	1,602,446
		51,314,288
	Health Care — 11.6%

33,790	Alexion Pharmaceuticals, Inc.*	4,757,632
113,112	Amgen, Inc.	16,093,575
33,426	Biogen, Inc.*	8,671,373
24,175	BioMarin Pharmaceutical, Inc.*	1,979,207
117,814	Celgene Corp.*	11,879,186
51,294	Cerner Corp.*	2,619,072
33,957	Endo International PLC*	1,419,742
101,397	Express Scripts Holding Co.*	7,136,321
216,096	Gilead Sciences, Inc.	18,854,376
12,434	Henry Schein, Inc.*	2,057,205
21,951	Illumina, Inc.*	3,297,918
27,892	Incyte Corp.*	2,050,062
5,599	Intuitive Surgical, Inc.*	3,152,573
73,739	Mylan N.V.*	3,323,417
15,320	Regeneron Pharmaceuticals, Inc.*	5,883,186
36,842	Vertex Pharmaceuticals, Inc.*	3,149,623
		96,324,468
	Industrials — 1.8%

94,522	American Airlines Group, Inc.	3,875,402
145,745	CSX Corp.	3,518,284
43,433	Fastenal Co.	1,967,081
53,000	PACCAR, Inc.	2,729,500
12,752	Stericycle, Inc.*	1,452,835
25,414	Verisk Analytics, Inc.*	1,851,156
		15,394,258
	Information Technology — 49.0%

109,632	Activision Blizzard, Inc.	3,472,046
74,790	Adobe Systems, Inc.*	6,368,369
26,680	Akamai Technologies, Inc.*	1,439,920
43,677	Alphabet, Inc., Class A*	31,326,018
51,807	Alphabet, Inc., Class C*	36,149,370
46,795	Analog Devices, Inc.	2,479,667
836,015	Apple, Inc.	80,834,290
180,032	Applied Materials, Inc.	3,397,204
33,918	Autodesk, Inc.*	1,754,917
69,161	Automatic Data Processing, Inc.	5,857,245
41,541	Baidu, Inc. (ADR)*	7,204,040
41,388	Broadcom Ltd.	5,544,750
65,787	CA, Inc.	1,926,901
27,119	Check Point Software Technologies Ltd.*	2,252,775
761,141	Cisco Systems, Inc.	19,926,671
23,059	Citrix Systems, Inc.*	1,629,118
91,179	Cognizant Technology Solutions Corp., Class A*	5,195,379
180,038	eBay, Inc.*	4,284,904
46,609	Electronic Arts, Inc.*	2,994,162
340,448	Facebook, Inc., Class A*	36,400,700
34,268	Fiserv, Inc.*	3,277,049
707,602	Intel Corp.	20,937,943
39,587	Intuit, Inc.	3,825,688
23,749	Lam Research Corp.	1,740,802
35,859	Linear Technology Corp.	1,564,170
42,614	Maxim Integrated Products, Inc.	1,442,910
162,809	Micron Technology, Inc.*	1,730,660
1,197,769	Microsoft Corp.	60,942,487
44,219	NetApp, Inc.	1,098,400
80,670	NVIDIA Corp.	2,529,811
51,140	NXP Semiconductors N.V.*	3,643,214
54,066	Paychex, Inc.	2,778,452
183,193	PayPal Holdings, Inc.*	6,986,981
225,383	QUALCOMM, Inc.	11,447,203
30,093	SanDisk Corp.	2,174,520
44,839	Seagate Technology PLC	1,406,151
28,657	Skyworks Solutions, Inc.	1,904,258
101,300	Symantec Corp.	1,956,103
152,110	Texas Instruments, Inc.	8,064,872
34,745	Western Digital Corp.	1,512,450
38,542	Xilinx, Inc.	1,819,953
141,608	Yahoo!, Inc.*	4,501,718
		407,724,241
	Telecommunication Services — 1.0%

18,915	SBA Communications Corp., Class A*	1,794,844
122,362	T-Mobile US, Inc.*	4,539,630

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
59,497	Vodafone Group PLC (ADR)	$1,808,709
		8,143,183
	Total Common Stocks (Cost $772,693,767)	728,199,843

Principal Amount
	U.S. Government & Agency Securities (a) — 13.8%
	U.S. Treasury Bills
$10,000,000	0.00%, due 03/17/16	9,999,267
35,000,000	0.00%, due 05/05/16	34,983,095
70,000,000	0.00%, due 05/26/16	69,946,940
	Total U.S. Government & Agency Securities (Cost $114,936,619)	114,929,302

	Repurchase Agreements (a)(b) — 3.1%
25,480,136	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $25,480,343	25,480,136
	Total Repurchase Agreements (Cost $25,480,136)	25,480,136

	Total Investment Securities (Cost $913,110,522) — 104.5%	868,609,281
	Liabilities in excess of other assets — (4.5%)	(37,252,979)
	Net Assets — 100.0%	$831,356,302

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $173,377,269.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$39,439,991
Aggregate gross unrealized depreciation	(85,304,827)
Net unrealized depreciation	$(45,864,836)
Federal income tax cost of investments	$914,474,117

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	647	03/18/16	$54,335,060	$2,157,208

Cash collateral in the amount of $3,416,160 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$30,379,811	11/06/17	Bank of America, N.A.	0.63%	NASDAQ-100 Index®	$(2,803,925)
63,948,009	04/06/16	Citibank, N.A.	0.90%	NASDAQ-100 Index®	2,010,044
76,967,779	11/07/16	Credit Suisse International	0.88%	NASDAQ-100 Index®	(7,902,048)
79,933,147	11/06/17	Deutsche Bank AG	0.55%	PowerShares QQQ TrustSM, Series 1	(4,557,762)
174,414,418	11/06/17	Deutsche Bank AG	0.75%	NASDAQ-100 Index®	(12,591,460)
51,150,680	11/06/17	Goldman Sachs International	0.60%	NASDAQ-100 Index®	1,854,216
65,566,562	11/06/17	Goldman Sachs International	0.40%	PowerShares QQQ TrustSM, Series 1	3,743,514
70,051,823	11/06/17	Morgan Stanley & Co. International PLC	0.83%	NASDAQ-100 Index®	(7,441,590)
90,320,315	11/06/17	Morgan Stanley & Co. International PLC	0.83%	PowerShares QQQ TrustSM, Series 1	(3,854,673)
103,095,925	11/07/16	Societe Generale	0.68%	NASDAQ-100 Index®	(6,301,088)
74,256,080	11/07/16	UBS AG	0.78%	NASDAQ-100 Index®	(7,676,655)
$880,084,549					$(45,521,427)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 94.2%
	Consumer Discretionary — 15.5%

84,785	Home Depot, Inc. (The)	$10,523,514
84,785	McDonald’s Corp.	9,935,954
84,786	NIKE, Inc., Class B	5,221,970
84,785	Walt Disney Co. (The)	8,098,663
		33,780,101
	Consumer Staples — 7.4%

84,785	Coca-Cola Co. (The)	3,656,777
84,785	Procter & Gamble Co. (The)	6,807,388
84,785	Wal-Mart Stores, Inc.	5,624,637
		16,088,802
	Energy — 6.4%

84,785	Chevron Corp.	7,074,460
84,785	Exxon Mobil Corp.	6,795,518
		13,869,978
	Financials — 14.4%

84,785	American Express Co.	4,712,350
84,785	Goldman Sachs Group, Inc. (The)	12,677,901
84,785	JPMorgan Chase & Co.	4,773,396
84,785	Travelers Cos., Inc. (The)	9,116,083
		31,279,730
	Health Care — 11.9%

84,785	Johnson & Johnson	8,920,230
84,785	Merck & Co., Inc.	4,257,055
84,785	Pfizer, Inc.	2,515,571
84,785	UnitedHealth Group, Inc.	10,097,893
		25,790,749
	Industrials — 18.3%

84,785	3M Co.	13,300,223
84,785	Boeing Co. (The)	10,019,891
84,785	Caterpillar, Inc.	5,739,944
84,785	General Electric Co.	2,470,635
84,785	United Technologies Corp.	8,191,927
		39,722,620
	Information Technology — 15.9%

84,785	Apple, Inc.	8,197,862
84,785	Cisco Systems, Inc.	2,219,671
84,785	Intel Corp.	2,508,788
84,785	International Business Machines Corp.	11,109,379
84,785	Microsoft Corp.	4,313,861
84,785	Visa, Inc., Class A	6,137,586
		34,487,147
	Materials — 2.4%

84,785	E.I. du Pont de Nemours & Co.	5,160,863

	Telecommunication Services — 2.0%

84,785	Verizon Communications, Inc.	4,301,144

	Total Common Stocks (Cost $213,514,276)	204,481,134

Principal Amount
	U.S. Government & Agency Security (a) — 7.9%
	U.S. Treasury Bill
$17,000,000	0.00%, due 06/23/16	16,983,238
	Total U.S. Government & Agency Security (Cost 16,984,012)	16,983,238
	Repurchase Agreements (a)(b) — 8.1%
17,676,519	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $17,676,663	17,676,519
	Total Repurchase Agreements (Cost $17,676,519)	17,676,519

	Total Investment Securities (Cost $248,174,807) — 110.2%	239,140,891
	Liabilities in excess of other assets — (10.2%)	(22,071,005)
	Net Assets — 100.0%	$217,069,886

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $41,583,790.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,107,070
Aggregate gross unrealized depreciation	(24,958,733)
Net unrealized depreciation	$(9,851,663)
Federal income tax cost of investments	$248,992,554

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	103	03/18/16	$8,493,380	$275,084

Cash collateral in the amount of $441,870 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$13,392,177	11/07/16	Bank of America, N.A.	0.68%	Dow Jones Industrial AverageSM	$(508,955)
36,562,646	04/06/16	Citibank, N.A.	0.75%	Dow Jones Industrial AverageSM	(1,538,410)
24,186,342	11/06/17	Credit Suisse International	0.88%	Dow Jones Industrial AverageSM	(1,894,493)
45,657,134	11/06/17	Deutsche Bank AG	0.50%	Dow Jones Industrial AverageSM	(6,816,544)
51,498,127	11/06/17	Deutsche Bank AG	0.45%	SPDR® Dow Jones Industrial AverageSM ETF Trust	1,649,146
4,273,898	11/06/17	Goldman Sachs International	0.55%	Dow Jones Industrial AverageSM	139,223
19,204,248	11/06/17	Societe Generale	0.64%	Dow Jones Industrial AverageSM	(1,539,957)
26,363,389	11/07/16	UBS AG	0.78%	Dow Jones Industrial AverageSM	(1,988,951)
$221,137,961					$(12,498,941)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.6%
	Consumer Discretionary — 12.1%

4,228	Aaron’s, Inc.	$97,202
4,398	Abercrombie & Fitch Co., Class A	127,762
3,986	AMC Networks, Inc., Class A*	261,242
11,719	American Eagle Outfitters, Inc.	178,832
11,286	Ascena Retail Group, Inc.*	95,367
3,243	Big Lots, Inc.	131,179
3,898	Brinker International, Inc.	194,120
5,959	Brunswick Corp.	253,496
1,246	Buffalo Wild Wings, Inc.*	197,678
3,221	Cabela’s, Inc.*	154,544
291	Cable One, Inc.	124,714
4,990	CalAtlantic Group, Inc.	151,397
3,403	Carter’s, Inc.	345,847
2,962	Cheesecake Factory, Inc. (The)	147,804
9,123	Chico’s FAS, Inc.	116,409
6,904	Cinemark Holdings, Inc.	228,522
1,567	Cracker Barrel Old Country Store, Inc.	231,994
4,949	CST Brands, Inc.	160,546
10,007	Dana Holding Corp.	124,487
2,116	Deckers Outdoor Corp.*	119,681
3,739	DeVry Education Group, Inc.	68,274
5,896	Dick’s Sporting Goods, Inc.	250,403
3,576	Domino’s Pizza, Inc.	475,751
4,652	DreamWorks Animation SKG, Inc., Class A*	119,370
6,063	Dunkin’ Brands Group, Inc.	282,415
8,983	Foot Locker, Inc.	561,437
2,708	Fossil Group, Inc.*	127,032
19,079	Gentex Corp.	277,790
294	Graham Holdings Co., Class B	143,504
4,167	Guess?, Inc.	88,965
2,095	HSN, Inc.	111,224
1,748	International Speedway Corp., Class A	60,289
19,994	J.C. Penney Co., Inc.*	203,939
2,343	Jack in the Box, Inc.	161,081
13,556	Jarden Corp.*	716,841
3,212	John Wiley & Sons, Inc., Class A	139,818
8,357	Kate Spade & Co.*	165,636
5,965	KB Home	72,773
9,535	Live Nation Entertainment, Inc.*	209,675
19,993	LKQ Corp.*	551,807
2,560	MDC Holdings, Inc.	56,602
2,467	Meredith Corp.	107,290
2,564	Murphy USA, Inc.*	163,301
8,117	New York Times Co. (The), Class A	102,031
241	NVR, Inc.*	394,517
32,321	Office Depot, Inc.*	164,191
1,558	Panera Bread Co., Class A*	322,818
3,990	Polaris Industries, Inc.	350,761
2,788	Pool Corp.	223,793
12,861	Service Corp. International	302,491
8,506	Skechers U.S.A., Inc., Class A*	280,018
3,893	Sotheby’s	88,566
4,073	Tempur Sealy International, Inc.*	234,890
2,988	Thor Industries, Inc.	165,475
7,184	Time, Inc.	101,294
10,612	Toll Brothers, Inc.*	291,299
9,531	TRI Pointe Group, Inc.*	98,265
3,296	Tupperware Brands Corp.	164,668
4,078	Vista Outdoor, Inc.*	201,045
14,319	Wendy’s Co. (The)	134,169
5,464	Williams-Sonoma, Inc.	284,729
		12,463,060
	Consumer Staples — 3.7%

28,495	Avon Products, Inc.	108,566
625	Boston Beer Co., Inc. (The), Class A*	117,569
2,553	Casey’s General Stores, Inc.	269,520
5,979	Dean Foods Co.	115,335
3,929	Edgewell Personal Care Co.	300,372
4,084	Energizer Holdings, Inc.	159,031
12,219	Flowers Foods, Inc.	209,312
6,739	Hain Celestial Group, Inc. (The)*	249,141
4,682	Ingredion, Inc.	473,912
1,272	Lancaster Colony Corp.	129,451
4,063	Post Holdings, Inc.*	282,216
5,182	Snyder’s-Lance, Inc.	169,503
9,449	Sprouts Farmers Market, Inc.*	269,108
17,403	SUPERVALU, Inc.*	88,929
1,159	Tootsie Roll Industries, Inc.	38,618
3,576	TreeHouse Foods, Inc.*	301,886
3,285	United Natural Foods, Inc.*	101,375
11,532	WhiteWave Foods Co. (The)*	446,519
		3,830,363
	Energy — 2.3%

22,982	Denbury Resources, Inc.	29,417
2,510	Dril-Quip, Inc.*	136,168
6,190	Energen Corp.	163,911
7,084	Gulfport Energy Corp.*	170,016
11,971	HollyFrontier Corp.	404,859
18,554	Nabors Industries Ltd.	132,847
15,836	Noble Corp. PLC	131,914
6,404	Oceaneering International, Inc.	176,878
3,325	Oil States International, Inc.*	86,816
9,632	Patterson-UTI Energy, Inc.	149,681
12,511	QEP Resources, Inc.	122,107
8,169	Rowan Cos. PLC, Class A	108,811
4,449	SM Energy Co.	40,219
9,865	Superior Energy Services, Inc.	101,412
4,537	Western Refining, Inc.	121,002
4,632	World Fuel Services Corp.	216,824
15,314	WPX Energy, Inc.*	62,941
		2,355,823
	Financials — 22.6%

3,007	Alexander & Baldwin, Inc.	100,795
4,745	Alexandria Real Estate Equities, Inc. (REIT)	375,614
1,019	Alleghany Corp.*	472,796
8,373	American Campus Communities, Inc. (REIT)	366,486
4,688	American Financial Group, Inc./OH	314,471
11,564	Arthur J. Gallagher & Co.	460,825
3,978	Aspen Insurance Holdings Ltd.	177,777
9,839	Associated Banc-Corp	169,231
5,536	BancorpSouth, Inc.	110,277
2,833	Bank of Hawaii Corp.	179,895
5,323	Bank of the Ozarks, Inc.	201,422
7,657	Brown & Brown, Inc.	247,398
5,685	Camden Property Trust (REIT)	424,897
5,485	Care Capital Properties, Inc. (REIT)	145,407
4,930	Cathay General Bancorp	131,582
5,396	CBOE Holdings, Inc.	337,250
12,171	CNO Financial Group, Inc.	212,141
5,489	Commerce Bancshares, Inc./MO	233,173
7,882	Communications Sales & Leasing, Inc. (REIT)	148,576
6,187	Corporate Office Properties Trust (REIT)	144,776

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,672	Corrections Corp. of America (REIT)	$221,951
3,589	Cullen/Frost Bankers, Inc.	172,021
9,126	Douglas Emmett, Inc. (REIT)	244,942
22,596	Duke Realty Corp. (REIT)	467,285
9,418	East West Bancorp, Inc.	282,257
7,691	Eaton Vance Corp.	222,347
4,011	Endurance Specialty Holdings Ltd.	249,765
4,128	EPR Properties (REIT)	256,885
5,902	Equity One, Inc. (REIT)	161,774
2,820	Everest Re Group Ltd.	524,887
2,713	FactSet Research Systems, Inc.	408,279
6,200	Federated Investors, Inc., Class B	162,254
7,117	First American Financial Corp.	263,543
15,663	First Horizon National Corp.	188,269
23,220	First Niagara Financial Group, Inc.	214,553
10,849	FirstMerit Corp.	212,966
13,658	FNB Corp./PA	167,720
11,390	Fulton Financial Corp.	143,628
32,558	Genworth Financial, Inc., Class A*	69,023
5,065	Hancock Holding Co.	116,850
2,830	Hanover Insurance Group, Inc. (The)	234,748
6,239	Highwoods Properties, Inc. (REIT)	271,708
9,918	Hospitality Properties Trust (REIT)	240,809
3,649	International Bancshares Corp.	82,285
9,552	Janus Capital Group, Inc.	123,507
2,948	Jones Lang LaSalle, Inc.	300,902
3,153	Kemper Corp.	84,753
6,032	Kilroy Realty Corp. (REIT)	327,357
5,366	Lamar Advertising Co., Class A (REIT)	306,560
7,391	LaSalle Hotel Properties (REIT)	179,971
9,671	Liberty Property Trust (REIT)	279,298
5,845	Mack-Cali Realty Corp. (REIT)	116,315
2,441	MarketAxess Holdings, Inc.	289,161
2,383	Mercury General Corp.	125,298
4,933	Mid-America Apartment Communities, Inc. (REIT)	443,674
6,048	MSCI, Inc.	426,505
8,911	National Retail Properties, Inc. (REIT)	391,906
31,738	New York Community Bancorp, Inc.	480,196
15,913	Old Republic International Corp.	283,251
10,772	Omega Healthcare Investors, Inc. (REIT)	345,350
7,395	PacWest Bancorp	237,971
3,542	Post Properties, Inc. (REIT)	197,396
2,662	Potlatch Corp. (REIT)	70,383
3,165	Primerica, Inc.	133,531
5,182	PrivateBancorp, Inc.	178,054
4,308	Prosperity Bancshares, Inc.	174,259
8,338	Raymond James Financial, Inc.	365,538
8,099	Rayonier, Inc. (REIT)	176,801
6,163	Regency Centers Corp. (REIT)	434,985
4,303	Reinsurance Group of America, Inc.	387,700
2,870	RenaissanceRe Holdings Ltd.	324,884
9,051	SEI Investments Co.	345,477
15,542	Senior Housing Properties Trust (REIT)	242,611
3,293	Signature Bank/NY*	426,608
27,887	SLM Corp.*	162,860
2,518	Sovran Self Storage, Inc. (REIT)	268,016
2,771	StanCorp Financial Group, Inc.	318,388
4,549	Stifel Financial Corp.*	131,739
3,370	SVB Financial Group*	299,425
8,547	Synovus Financial Corp.	227,265
6,201	Tanger Factory Outlet Centers, Inc. (REIT)	198,928
3,942	Taubman Centers, Inc. (REIT)	279,172
11,095	TCF Financial Corp.	125,817
4,421	Trustmark Corp.	96,731
17,148	UDR, Inc. (REIT)	588,691
14,413	Umpqua Holdings Corp.	216,772
6,043	Urban Edge Properties (REIT)	146,966
14,621	Valley National Bancorp	131,589
6,455	W. R. Berkley Corp.	332,432
5,432	Waddell & Reed Financial, Inc., Class A	127,217
6,089	Washington Federal, Inc.	129,026
6,000	Webster Financial Corp.	201,660
7,463	Weingarten Realty Investors (REIT)	262,921
7,517	WisdomTree Investments, Inc.	89,076
12,128	WP Glimcher, Inc. (REIT)	104,786
		23,175,217
	Health Care — 8.3%

5,243	Akorn, Inc.*	139,411
4,734	Align Technology, Inc.*	312,586
12,370	Allscripts Healthcare Solutions, Inc.*	154,872
3,531	Amsurg Corp.*	240,285
1,361	Bio-Rad Laboratories, Inc., Class A*	183,245
2,434	Bio-Techne Corp.	208,935
6,438	Catalent, Inc.*	156,250
7,801	Centene Corp.*	444,345
3,051	Charles River Laboratories International, Inc.*	224,035
7,735	Community Health Systems, Inc.*	116,953
3,182	Cooper Cos., Inc. (The)	454,899
3	DENTSPLY International, Inc.	204
3,051	Halyard Health, Inc.*	77,861
5,059	Health Net, Inc.*	314,771
3,711	Hill-Rom Holdings, Inc.	172,005
16,108	Hologic, Inc.*	557,820
5,953	IDEXX Laboratories, Inc.*	435,521
2,849	LifePoint Health, Inc.*	177,664
2,781	LivaNova PLC*	156,960
6,155	MEDNAX, Inc.*	412,631
1,790	Mettler-Toledo International, Inc.*	563,689
2,679	Molina Healthcare, Inc.*	166,205
4,116	Owens & Minor, Inc.	162,212
3,484	PAREXEL International Corp.*	204,476
9,140	ResMed, Inc.	520,157
5,618	STERIS PLC	361,350
2,723	Teleflex, Inc.	388,899
2,986	United Therapeutics Corp.*	364,113
5,278	VCA, Inc.*	269,336
2,887	WellCare Health Plans, Inc.*	259,455
4,718	West Pharmaceutical Services, Inc.	292,610
		8,493,755
	Industrials — 13.6%

4,901	A. O. Smith Corp.	344,932
2,865	Acuity Brands, Inc.	600,017
9,909	AECOM*	272,101
4,813	AGCO Corp.	238,195
8,255	Alaska Air Group, Inc.	610,044
6,841	B/E Aerospace, Inc.	298,404
4,254	Carlisle Cos., Inc.	383,541
2,166	CEB, Inc.	117,549
3,266	CLARCOR, Inc.	157,225
3,430	Clean Harbors, Inc.*	146,118
6,665	Copart, Inc.*	251,604
3,230	Crane Co.	158,432
2,992	Curtiss-Wright Corp.	211,205
3,221	Deluxe Corp.	184,918
8,074	Donaldson Co., Inc.	228,010
1,935	Esterline Technologies Corp.*	108,379
10,452	Fortune Brands Home & Security, Inc.	524,899

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,746	FTI Consulting, Inc.*	$90,371
2,775	GATX Corp.	119,353
3,724	Genesee & Wyoming, Inc., Class A*	211,225
3,659	Graco, Inc.	286,573
2,577	Granite Construction, Inc.	106,817
3,918	Herman Miller, Inc.	102,221
2,892	HNI Corp.	97,779
3,561	Hubbell, Inc.	353,821
3,074	Huntington Ingalls Industries, Inc.	402,878
5,008	IDEX Corp.	376,401
5,858	ITT Corp.	206,553
20,620	JetBlue Airways Corp.*	453,640
6,379	Joy Global, Inc.	82,417
9,442	KBR, Inc.	130,583
5,210	Kennametal, Inc.	104,877
3,535	Kirby Corp.*	200,116
3,454	KLX, Inc.*	96,677
2,826	Landstar System, Inc.	167,299
2,624	Lennox International, Inc.	339,047
4,315	Lincoln Electric Holdings, Inc.	235,470
4,818	ManpowerGroup, Inc.	373,106
2,077	MSA Safety, Inc.	90,703
3,165	MSC Industrial Direct Co., Inc., Class A	220,221
3,512	Nordson Corp.	251,705
7,016	NOW, Inc.*	113,519
4,539	Old Dominion Freight Line, Inc.*	293,038
3,850	Orbital ATK, Inc.	322,476
4,896	Oshkosh Corp.	168,912
13,659	R.R. Donnelley & Sons Co.	207,344
2,923	Regal Beloit Corp.	159,537
6,152	Rollins, Inc.	169,365
2,320	Teledyne Technologies, Inc.*	197,618
7,101	Terex Corp.	158,920
4,726	Timken Co. (The)	140,977
3,587	Toro Co. (The)	285,884
10,004	Trinity Industries, Inc.	158,463
3,228	Triumph Group, Inc.	98,325
1,508	Valmont Industries, Inc.	170,479
6,314	Wabtec Corp.	445,768
8,009	Waste Connections, Inc.	493,915
1,683	Watsco, Inc.	214,667
2,917	Werner Enterprises, Inc.	77,446
3,723	Woodward, Inc.	174,795
		13,986,874
	Information Technology — 14.8%

6,968	3D Systems Corp.*	74,349
7,740	ACI Worldwide, Inc.*	144,428
5,097	Acxiom Corp.*	105,712
41,890	Advanced Micro Devices, Inc.*	89,645
5,824	ANSYS, Inc.*	483,508
11,616	ARRIS International PLC*	277,506
6,121	Arrow Electronics, Inc.*	349,876
27,508	Atmel Corp.	222,265
8,640	Avnet, Inc.	355,536
2,747	Belden, Inc.	150,453
7,761	Broadridge Financial Solutions, Inc.	435,625
19,470	Cadence Design Systems, Inc.*	419,578
10,434	CDK Global, Inc.	468,382
8,290	Ciena Corp.*	169,945
5,553	Cognex Corp.	205,517
2,758	CommVault Systems, Inc.*	103,342
9,083	Computer Sciences Corp.	261,681
3,076	comScore, Inc.*	126,577
6,383	Convergys Corp.	164,554
5,769	CoreLogic, Inc.*	199,550
6,744	Cree, Inc.*	214,055
21,848	Cypress Semiconductor Corp.*	174,347
4,254	Diebold, Inc.	105,584
2,129	DST Systems, Inc.	222,651
2,034	Fair Isaac Corp.	202,424
7,421	Fairchild Semiconductor International, Inc.*	148,865
2,674	FEI Co.	217,236
9,583	Fortinet, Inc.*	272,157
5,423	Gartner, Inc.*	446,855
8,501	Global Payments, Inc.	518,136
10,198	Ingram Micro, Inc., Class A	365,088
8,861	Integrated Device Technology, Inc.*	172,081
2,317	InterDigital, Inc.	115,224
8,673	Intersil Corp., Class A	110,754
2,384	IPG Photonics Corp.*	196,585
3,017	j2 Global, Inc.	220,482
12,387	Jabil Circuit, Inc.	258,269
5,231	Jack Henry & Associates, Inc.	430,197
11,126	Keysight Technologies, Inc.*	290,277
5,788	Knowles Corp.*	65,867
4,199	Leidos Holdings, Inc.	181,481
4,046	Lexmark International, Inc., Class A	125,507
4,782	Manhattan Associates, Inc.*	264,253
4,276	MAXIMUS, Inc.	210,251
6,535	Mentor Graphics Corp.	124,819
7,263	Microsemi Corp.*	251,518
6,582	National Instruments Corp.	189,891
8,088	NCR Corp.*	188,936
6,488	NetScout Systems, Inc.*	134,107
3,470	NeuStar, Inc., Class A*	86,299
2,204	Plantronics, Inc.	82,650
8,668	Polycom, Inc.*	90,234
7,496	PTC, Inc.*	231,701
7,493	Rackspace Hosting, Inc.*	161,324
2,708	Science Applications International Corp.	120,912
2,530	Silicon Laboratories, Inc.*	104,363
4,401	Solera Holdings, Inc.	245,136
20,728	SunEdison, Inc.*	41,041
2,371	Synaptics, Inc.*	192,549
1,891	SYNNEX Corp.	177,811
10,206	Synopsys, Inc.*	456,719
2,295	Tech Data Corp.*	161,591
13,450	Teradyne, Inc.	256,626
16,393	Trimble Navigation Ltd.*	381,301
2,125	Tyler Technologies, Inc.*	255,680
1,875	Ultimate Software Group, Inc. (The)*	322,050
7,523	VeriFone Systems, Inc.*	179,724
8,864	Vishay Intertechnology, Inc.	104,950
2,529	WEX, Inc.*	165,144
3,410	Zebra Technologies Corp., Class A*	210,670
		15,254,401
	Materials — 5.9%

7,343	Albemarle Corp.	412,823
7,147	Allegheny Technologies, Inc.	95,841
4,087	AptarGroup, Inc.	301,253
4,117	Ashland, Inc.	392,309
6,281	Bemis Co., Inc.	308,209
4,095	Cabot Corp.	182,350
3,215	Carpenter Technology Corp.	95,550
7,616	Commercial Metals Co.	111,879
2,206	Compass Minerals International, Inc.	149,655
4,113	Domtar Corp.	144,736
3,275	Eagle Materials, Inc.	197,875
1,682	Greif, Inc., Class A	44,590

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
9,350	Louisiana-Pacific Corp.*	$148,572
2,274	Minerals Technologies, Inc.	115,565
659	NewMarket Corp.	240,627
10,806	Olin Corp.	163,819
6,348	Packaging Corp. of America	307,878
5,647	PolyOne Corp.	151,961
4,689	Reliance Steel & Aluminum Co.	285,513
4,273	Royal Gold, Inc.	198,139
8,707	RPM International, Inc.	355,681
2,979	Scotts Miracle-Gro Co. (The), Class A	205,611
2,960	Sensient Technologies Corp.	170,141
2,648	Silgan Holdings, Inc.	135,657
6,606	Sonoco Products Co.	288,682
15,846	Steel Dynamics, Inc.	288,239
9,573	United States Steel Corp.	87,306
4,785	Valspar Corp. (The)	374,378
3,028	Worthington Industries, Inc.	94,201
		6,049,040
	Telecommunication Services — 0.2%

6,181	Telephone & Data Systems, Inc.	165,156

	Utilities — 5.1%

7,419	Alliant Energy Corp.	504,121
11,547	Aqua America, Inc.	352,992
6,643	Atmos Energy Corp.	461,091
3,349	Black Hills Corp.	187,577
3,958	Cleco Corp.	181,712
10,088	Great Plains Energy, Inc.	295,982
7,033	Hawaiian Electric Industries, Inc.	206,489
3,295	IDACORP, Inc.	233,813
12,780	MDU Resources Group, Inc.	232,724
5,539	National Fuel Gas Co.	253,021
13,070	OGE Energy Corp.	325,182
3,413	ONE Gas, Inc.	197,886
5,213	PNM Resources, Inc.	166,399
11,443	Questar Corp.	283,443
4,205	Talen Energy Corp.*	26,744
11,286	UGI Corp.	417,130
5,413	Vectren Corp.	246,400
9,250	Westar Energy, Inc.	402,005
3,261	WGL Holdings, Inc.	222,367
		5,197,078
	Total Common Stocks (Cost $108,418,511)	90,970,767

Principal Amount
	U.S. Government & Agency Security (a) — 9.7%
	U.S. Treasury Bill
$10,000,000	0.00%, due 06/02/16	9,992,170
	Total U.S. Government & Agency Security (Cost 9,992,896)	9,992,170

	Repurchase Agreements (a)(b) — 6.0%
6,106,417	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $6,106,468	6,106,417
	Total Repurchase Agreements (Cost $6,106,417)	6,106,417

	Total Investment Securities (Cost $124,517,824) — 104.3%	107,069,354
	Liabilities in excess of other assets — (4.3%)	(4,409,717)
	Net Assets — 100.0%	$102,659,637

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $20,190,313.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,827,842
Aggregate gross unrealized depreciation	(20,413,620)
Net unrealized depreciation	$(17,585,778)
Federal income tax cost of investments	$124,655,132

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	117	03/18/16	$15,590,250	$(73,343)

Cash collateral in the amount of $862,290 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$21,431,675	11/07/16	Bank of America, N.A.	0.43%	S&P MidCap 400®	$(1,526,339)
10,726,807	11/06/17	Citibank, N.A.	0.60%	S&P MidCap 400®	492,482
2,620,307	11/06/17	Credit Suisse International	0.73%	S&P MidCap 400®	(244,431)
10,580,009	11/06/17	Deutsche Bank AG	0.40%	SPDR® S&P MidCap 400® ETF Trust	(1,508,840)
19,446,227	11/06/17	Deutsche Bank AG	0.50%	S&P MidCap 400®	(3,177,194)
3,357,007	11/06/17	Goldman Sachs International	0.20%	SPDR® S&P MidCap 400® ETF Trust	(254,090)
8,004,769	01/08/18	Goldman Sachs International	0.45%	S&P MidCap 400®	305,511
9,479,037	11/06/17	Morgan Stanley & Co. International PLC	0.63%	S&P MidCap 400®	(496,902)
10,922,075	11/06/17	Societe Generale	0.73%	S&P MidCap 400®	(684,217)
2,170,974	11/07/16	UBS AG	0.73%	S&P MidCap 400®	137,928
$98,738,887					$(6,956,092)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraRussell2000

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.7%
	Consumer Discretionary — 12.2%

1,937	1-800-Flowers.com, Inc., Class A*	$15,128
2,039	2U, Inc.*	45,572
5,389	Abercrombie & Fitch Co., Class A	156,550
1,643	AMC Entertainment Holdings, Inc., Class A	39,481
5,875	American Axle & Manufacturing Holdings, Inc.*	85,893
15,143	American Eagle Outfitters, Inc.	231,082
1,260	American Public Education, Inc.*	19,442
661	America’s Car-Mart, Inc.*	16,618
7,310	Apollo Education Group, Inc.*	59,869
1,004	Arctic Cat, Inc.	17,550
1,967	Asbury Automotive Group, Inc.*	114,873
13,299	Ascena Retail Group, Inc.*	112,378
1,031	Ascent Capital Group, Inc., Class A*	14,331
2,485	Barnes & Noble Education, Inc.*	26,540
3,932	Barnes & Noble, Inc.	38,140
833	Bassett Furniture Industries, Inc.	25,806
2,531	Beazer Homes USA, Inc.*	18,527
2,206	bebe stores, Inc.	1,015
7,507	Belmond Ltd., Class A*	68,989
1,417	Big 5 Sporting Goods Corp.	19,413
3,841	Big Lots, Inc.	155,368
128	Biglari Holdings, Inc.*	47,196
1,665	BJ’s Restaurants, Inc.*	73,393
1,763	Black Diamond, Inc.*	7,581
9,606	Bloomin’ Brands, Inc.	166,088
920	Blue Nile, Inc.	23,975
1,617	Bob Evans Farms, Inc.	69,385
642	Bojangles’, Inc.*	9,283
926	Boot Barn Holdings, Inc.*	9,408
6,183	Boyd Gaming Corp.*	107,090
1,178	Bravo Brio Restaurant Group, Inc.*	9,200
1,308	Bridgepoint Education, Inc.*	8,280
2,897	Bright Horizons Family Solutions, Inc.*	183,583
2,194	Buckle, Inc. (The)	69,769
1,472	Buffalo Wild Wings, Inc.*	233,533
1,101	Build-A-Bear Workshop, Inc.*	15,722
5,843	Burlington Stores, Inc.*	327,559
3,582	Caesars Acquisition Co., Class A*	21,707
4,294	Caesars Entertainment Corp.*	38,818
5,962	CalAtlantic Group, Inc.	180,890
3,394	Caleres, Inc.	96,186
6,049	Callaway Golf Co.	53,776
1,007	Cambium Learning Group, Inc.*	4,471
946	Capella Education Co.	43,743
5,260	Career Education Corp.*	13,255
1,897	Carmike Cinemas, Inc.*	41,620
1,181	Carriage Services, Inc.	24,340
2,751	Carrols Restaurant Group, Inc.*	36,506
2,039	Cato Corp. (The), Class A	73,812
687	Cavco Industries, Inc.*	55,743
5,711	Central European Media Enterprises Ltd., Class A*	14,049
1,180	Century Communities, Inc.*	18,573
3,779	Cheesecake Factory, Inc. (The)	188,572
5,914	Chegg, Inc.*	25,371
663	Cherokee, Inc.*	11,284
11,108	Chico’s FAS, Inc.	141,738
1,598	Children’s Place, Inc. (The)	108,888
2,883	Christopher & Banks Corp.*	4,065
986	Churchill Downs, Inc.	133,721
1,276	Chuy’s Holdings, Inc.*	40,883
1,206	Citi Trends, Inc.	22,299
3,404	ClubCorp Holdings, Inc.	45,171
553	Collectors Universe, Inc.	8,820
2,223	Columbia Sportswear Co.	132,313
1,880	Conn’s, Inc.*	31,904
1,221	Container Store Group, Inc. (The)*	6,606
4,461	Cooper Tire & Rubber Co.	175,317
1,052	Cooper-Standard Holding, Inc.*	77,059
1,789	Core-Mark Holding Co., Inc.	131,724
1,486	Cracker Barrel Old Country Store, Inc.	220,002
5,965	Crocs, Inc.*	58,397
2,681	Crown Media Holdings, Inc., Class A*	11,770
724	CSS Industries, Inc.	19,599
800	Culp, Inc.	20,384
11,051	Cumulus Media, Inc., Class A*	2,763
84	Daily Journal Corp.*	16,364
11,848	Dana Holding Corp.	147,389
1,766	Dave & Buster’s Entertainment, Inc.*	65,183
2,532	Deckers Outdoor Corp.*	143,210
1,829	Del Frisco’s Restaurant Group, Inc.*	28,240
6,537	Denny’s Corp.*	67,527
2,783	Destination XL Group, Inc.*	12,384
4,938	DeVry Education Group, Inc.	90,168
3,227	Diamond Resorts International, Inc.*	70,316
1,314	DineEquity, Inc.	120,192
2,072	Dorman Products, Inc.*	104,781
5,885	DreamWorks Animation SKG, Inc., Class A*	151,009
1,870	Drew Industries, Inc.	112,555
594	Duluth Holdings, Inc.*	9,831
4,582	E.W. Scripps Co. (The), Class A	79,085
1,042	El Pollo Loco Holdings, Inc.*	13,452
2,185	Eldorado Resorts, Inc.*	21,872
240	Empire Resorts, Inc.*	2,971
1,968	Entercom Communications Corp., Class A*	22,494
4,938	Entravision Communications Corp., Class A	38,121
2,192	Eros International PLC*	17,514
773	Escalade, Inc.	9,740
1,971	Ethan Allen Interiors, Inc.	56,233
1,549	Etsy, Inc.*	12,299
3,866	EVINE Live, Inc.*	1,968
6,548	Express, Inc.*	112,822
2,350	Federal-Mogul Holdings Corp.*	17,061
1,069	Fenix Parts, Inc.*	5,324
2,078	Fiesta Restaurant Group, Inc.*	68,823
3,568	Finish Line, Inc. (The), Class A	65,009
4,221	Five Below, Inc.*	161,875
455	Flexsteel Industries, Inc.	18,578
391	Fogo De Chao, Inc.*	6,256
1,314	Fox Factory Holding Corp.*	19,618
3,279	Francesca’s Holdings Corp.*	59,284
2,879	Fred’s, Inc., Class A	41,141
1,415	FTD Cos., Inc.*	32,899
3,091	G-III Apparel Group Ltd.*	163,050
1,712	Genesco, Inc.*	112,958
2,782	Gentherm, Inc.*	116,009
3,592	Global Eagle Entertainment, Inc.*	32,292
3,648	Grand Canyon Education, Inc.*	142,199
4,892	Gray Television, Inc.*	56,454
1,675	Green Brick Partners, Inc.*	10,234
1,808	Group 1 Automotive, Inc.	100,814
4,798	Guess?, Inc.	102,437
891	Habit Restaurants, Inc. (The), Class A*	18,515
3,737	Harte-Hanks, Inc.	11,547
1,579	Haverty Furniture Cos., Inc.	30,696
2,208	Helen of Troy Ltd.*	210,555
783	Hemisphere Media Group, Inc.*	10,837
1,766	Hibbett Sports, Inc.*	62,693
838	Hooker Furniture Corp.	26,749
1,404	Horizon Global Corp.*	12,397
10,608	Houghton Mifflin Harcourt Co.*	199,537
9,246	Hovnanian Enterprises, Inc., Class A*	13,961
2,519	HSN, Inc.	133,734
3,699	Iconix Brand Group, Inc.*	32,181

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
4,680	IMAX Corp.*	$138,107
1,542	Installed Building Products, Inc.*	34,448
2,163	International Speedway Corp., Class A	74,602
3,033	Interval Leisure Group, Inc.	39,277
1,398	Intrawest Resorts Holdings, Inc.*	11,953
2,303	iRobot Corp.*	72,176
1,713	Isle of Capri Casinos, Inc.*	19,443
1,071	J Alexander’s Holdings, Inc.*	11,117
2,687	Jack in the Box, Inc.	184,731
1,469	JAKKS Pacific, Inc.*	10,636
1,010	Jamba, Inc.*	13,403
392	Johnson Outdoors, Inc., Class A	8,597
1,889	Journal Media Group, Inc.	22,706
2,617	K12, Inc.*	25,620
6,324	KB Home	77,153
1,342	Kirkland’s, Inc.	19,177
655	Kona Grill, Inc.*	9,707
5,026	Krispy Kreme Doughnuts, Inc.*	73,581
7,256	La Quinta Holdings, Inc.*	78,800
1,274	Lands’ End, Inc.*	30,652
3,966	La-Z-Boy, Inc.	96,572
1,084	LGI Homes, Inc.*	25,734
1,693	Libbey, Inc.	28,155
461	Liberty Tax, Inc.	7,828
5,796	Liberty TripAdvisor Holdings, Inc., Class A*	118,180
7,313	LifeLock, Inc.*	80,662
834	Lifetime Brands, Inc.	9,975
1,765	Lithia Motors, Inc., Class A	163,651
1,015	Loral Space & Communications, Inc.*	32,541
2,098	Lumber Liquidators Holdings, Inc.*	23,770
1,900	M/I Homes, Inc.*	33,383
1,384	Malibu Boats, Inc., Class A*	21,383
1,423	Marcus Corp. (The)	26,582
828	Marine Products Corp.	6,086
1,975	MarineMax, Inc.*	35,037
2,003	Marriott Vacations Worldwide Corp.	121,282
1,588	Mattress Firm Holding Corp.*	71,508
541	MCBC Holdings, Inc.*	7,184
3,027	MDC Holdings, Inc.	66,927
3,367	MDC Partners, Inc., Class A	71,784
7,425	Media General, Inc.*	123,404
2,847	Meredith Corp.	123,816
3,073	Meritage Homes Corp.*	99,780
887	Metaldyne Performance Group, Inc.	12,666
3,711	Modine Manufacturing Co.*	35,180
787	Monarch Casino & Resort, Inc.*	15,834
2,466	Monro Muffler Brake, Inc.	168,600
2,101	Morgans Hotel Group Co.*	3,109
1,392	Motorcar Parts of America, Inc.*	48,024
1,243	Movado Group, Inc.	36,308
321	NACCO Industries, Inc., Class A	15,861
4,763	National CineMedia, Inc.	71,207
2,432	Nautilus, Inc.*	41,076
858	New Home Co., Inc. (The)*	8,623
3,462	New Media Investment Group, Inc.	54,111
10,655	New York Times Co. (The), Class A	133,933
2,425	Nexstar Broadcasting Group, Inc., Class A	108,349
882	Noodles & Co.*	11,316
2,241	Nutrisystem, Inc.	45,604
795	Ollie’s Bargain Outlet Holdings, Inc.*	16,059
1,339	Outerwall, Inc.	41,763
930	Overstock.com, Inc.*	13,578
1,135	Oxford Industries, Inc.	82,435
2,243	Papa John’s International, Inc.	130,430
705	Papa Murphy’s Holdings, Inc.*	7,635
1,949	Party City Holdco, Inc.*	19,276
6,185	Penn National Gaming, Inc.*	85,600
3,513	Performance Sports Group Ltd.*	26,699
948	Perry Ellis International, Inc.*	17,510
1,570	PetMed Express, Inc.	25,905
6,483	Pier 1 Imports, Inc.	32,026
4,690	Pinnacle Entertainment, Inc.*	135,588
1,203	Planet Fitness, Inc., Class A*	17,239
3,373	Pool Corp.	270,751
1,794	Popeyes Louisiana Kitchen, Inc.*	97,755
1,691	Potbelly Corp.*	21,222
1,282	Reading International, Inc., Class A*	12,897
1,094	Red Robin Gourmet Burgers, Inc.*	71,219
2,790	Regis Corp.*	39,981
4,109	Rent-A-Center, Inc.	52,472
2,587	Restoration Hardware Holdings, Inc.*	98,280
4,810	Ruby Tuesday, Inc.*	25,445
2,705	Ruth’s Hospitality Group, Inc.	47,527
282	Saga Communications, Inc., Class A	10,583
2,066	Scholastic Corp.	72,372
3,892	Scientific Games Corp., Class A*	33,121
5,298	SeaWorld Entertainment, Inc.	95,841
3,828	Select Comfort Corp.*	68,521
2,778	Sequential Brands Group, Inc.*	19,363
446	Shake Shack, Inc., Class A*	18,567
1,161	Shoe Carnival, Inc.	27,353
2,733	Shutterfly, Inc.*	121,455
5,134	Sinclair Broadcast Group, Inc., Class A	158,487
1,668	Sizmek, Inc.*	5,438
1,701	Skullcandy, Inc.*	6,022
4,166	Smith & Wesson Holding Corp.*	105,650
2,550	Sonic Automotive, Inc., Class A	48,833
3,806	Sonic Corp.	111,782
4,820	Sotheby’s	109,655
907	Speedway Motorsports, Inc.	16,526
1,393	Sportsman’s Warehouse Holdings, Inc.*	18,067
2,474	Stage Stores, Inc.	20,782
1,545	Standard Motor Products, Inc.	46,520
2,273	Stein Mart, Inc.	16,843
4,361	Steven Madden Ltd.*	153,507
2,171	Stoneridge, Inc.*	26,139
278	Strattec Security Corp.	14,300
850	Strayer Education, Inc.*	38,361
1,448	Sturm Ruger & Co., Inc.	101,809
1,816	Superior Industries International, Inc.	35,866
576	Superior Uniform Group, Inc.	10,224
3,744	Tailored Brands, Inc.	57,807
2,519	Taylor Morrison Home Corp., Class A*	35,039
4,479	Tenneco, Inc.*	203,884
5,424	Texas Roadhouse, Inc.	226,235
2,101	Tile Shop Holdings, Inc.*	26,515
873	Tilly’s, Inc., Class A*	6,277
8,487	Time, Inc.	119,667
1,635	Tower International, Inc.	35,087
530	Townsquare Media, Inc., Class A*	5,168
12,525	TRI Pointe Group, Inc.*	129,133
2,039	Tribune Publishing Co.	17,107
3,414	Tuesday Morning Corp.*	22,976
4,347	Tumi Holdings, Inc.*	85,853
1,153	Unifi, Inc.*	25,839
1,123	Universal Electronics, Inc.*	59,676
1,638	Universal Technical Institute, Inc.	6,405
2,816	Vail Resorts, Inc.	358,787
1,648	Vera Bradley, Inc.*	27,406
1,193	Vince Holding Corp.*	7,707
2,305	Vitamin Shoppe, Inc.*	63,595
1,537	VOXX International Corp.*	6,133
1,554	Wayfair, Inc., Class A*	60,559
1,196	WCI Communities, Inc.*	20,631
2,139	Weight Watchers International, Inc.*	25,176
1,393	West Marine, Inc.*	11,395
509	Weyco Group, Inc.	13,855
1,512	William Lyon Homes, Class A*	17,932
517	Wingstop, Inc.*	12,315
172	Winmark Corp.	16,667

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,087	Winnebago Industries, Inc.	$39,090
7,998	Wolverine World Wide, Inc.	151,402
2,332	World Wrestling Entertainment, Inc., Class A	38,991
2,135	ZAGG, Inc.*	22,247
1,497	Zoe’s Kitchen, Inc.*	52,290
1,540	Zumiez, Inc.*	31,816
		16,706,038
	Consumer Staples — 3.2%

298	Alico, Inc.	7,134
1,162	Amplify Snack Brands, Inc.*	11,957
2,201	Andersons, Inc. (The)	59,097
630	Arcadia Biosciences, Inc.*	1,789
4,491	B&G Foods, Inc.	155,344
704	Boston Beer Co., Inc. (The), Class A*	132,429
1,141	Calavo Growers, Inc.	61,112
2,427	Cal-Maine Foods, Inc.	129,553
3,010	Casey’s General Stores, Inc.	317,766
5,160	Castle Brands, Inc.*	4,279
3,277	Central Garden & Pet Co., Class A*	44,338
1,461	Chefs’ Warehouse, Inc. (The)*	27,569
361	Coca-Cola Bottling Co. Consolidated	63,074
793	Craft Brew Alliance, Inc.*	6,558
12,803	Darling Ingredients, Inc.*	115,355
7,312	Dean Foods Co.	141,048
2,023	Elizabeth Arden, Inc.*	12,543
1,594	Fairway Group Holdings Corp.*	480
600	Farmer Brothers Co.*	15,816
2,582	Fresh Del Monte Produce, Inc.	103,564
3,340	Fresh Market, Inc. (The)*	77,054
1,610	Freshpet, Inc.*	10,706
6,094	HRG Group, Inc.*	70,934
1,034	Ingles Markets, Inc., Class A	34,877
1,315	Inter Parfums, Inc.	33,283
1,515	Inventure Foods, Inc.*	9,272
1,154	J&J Snack Foods Corp.	127,852
644	John B. Sanfilippo & Son, Inc.	44,822
1,435	Lancaster Colony Corp.	146,040
2,088	Landec Corp.*	21,068
368	Lifeway Foods, Inc.*	4,155
891	Limoneira Co.	12,438
842	Medifast, Inc.	25,555
783	MGP Ingredients, Inc.	18,314
885	National Beverage Corp.*	33,648
696	Natural Grocers by Vitamin Cottage, Inc.*	14,004
611	Natural Health Trends Corp.	19,045
820	Nature’s Sunshine Products, Inc.	6,872
650	Nutraceutical International Corp.*	15,951
380	Oil-Dri Corp. of America	13,999
1,683	Omega Protein Corp.*	39,971
711	Orchids Paper Products Co.	19,567
1,292	Performance Food Group Co.*	31,951
4,772	Post Holdings, Inc.*	331,463
1,508	PriceSmart, Inc.	116,508
891	Revlon, Inc., Class A*	31,185
1,737	Sanderson Farms, Inc.	158,519
20	Seaboard Corp.*	58,500
580	Seneca Foods Corp., Class A*	19,291
1,881	Smart & Final Stores, Inc.*	30,566
5,371	Snyder’s-Lance, Inc.	175,671
2,914	SpartanNash Co.	79,989
20,285	SUPERVALU, Inc.*	103,656
1,650	Synutra International, Inc.*	8,398
1,444	Tootsie Roll Industries, Inc.	48,114
4,370	TreeHouse Foods, Inc.*	368,915
3,880	United Natural Foods, Inc.*	119,737
1,751	Universal Corp.	95,394
437	USANA Health Sciences, Inc.*	49,259
6,647	Vector Group Ltd.	154,410
555	Village Super Market, Inc., Class A	14,713
1,129	WD-40 Co.	121,932
854	Weis Markets, Inc.	35,552
		4,363,955
	Energy — 2.0%

7,276	Abraxas Petroleum Corp.*	6,548
165	Adams Resources & Energy, Inc.	5,399
2,420	Alon USA Energy, Inc.	23,861
2,800	Approach Resources, Inc.*	2,111
5,379	Archrock, Inc.	21,462
1,389	Ardmore Shipping Corp.	11,168
5,009	Atwood Oceanics, Inc.	34,462
3,304	Basic Energy Services, Inc.*	5,782
3,877	Bill Barrett Corp.*	11,088
3,851	Bonanza Creek Energy, Inc.*	7,163
2,700	Bristow Group, Inc.	41,067
4,370	C&J Energy Services Ltd.*	4,501
6,208	Callon Petroleum Co.*	39,607
1,521	CARBO Ceramics, Inc.	30,405
4,518	Carrizo Oil & Gas, Inc.*	97,137
457	Clayton Williams Energy, Inc.*	6,686
5,518	Clean Energy Fuels Corp.*	15,892
4,729	Cloud Peak Energy, Inc.*	8,039
1,350	Contango Oil & Gas Co.*	8,140
4,445	Delek U.S. Holdings, Inc.	70,320
7,195	DHT Holdings, Inc.	41,947
1,940	Dorian LPG Ltd.*	20,894
101	Earthstone Energy, Inc.*	1,121
3,723	Eclipse Resources Corp.*	3,532
3,386	Energy Fuels, Inc.*	8,363
7,317	Energy XXI Ltd.	2,723
1,595	Era Group, Inc.*	14,706
1,075	Erin Energy Corp.*	2,602
1,907	Evolution Petroleum Corp.	8,238
12,234	EXCO Resources, Inc.*	12,846
2,689	Exterran Corp.*	36,678
4,957	Fairmount Santrol Holdings, Inc.*	9,815
4,596	Forum Energy Technologies, Inc.*	54,049
3,701	Frontline Ltd.	32,752
3,225	GasLog Ltd.	30,637
6,288	Gastar Exploration, Inc.*	4,339
1,308	Gener8 Maritime, Inc.*	8,123
1,019	Geospace Technologies Corp.*	11,382
2,941	Green Plains, Inc.	39,998
1,986	GulfMark Offshore, Inc., Class A*	7,130
5,691	Halcon Resources Corp.*	3,305
844	Hallador Energy Co.	4,077
8,207	Helix Energy Solutions Group, Inc.*	32,007
2,479	Hornbeck Offshore Services, Inc.*	21,295
1,284	Independence Contract Drilling, Inc.*	4,943
733	ION Geophysical Corp.*	2,273
69	Isramco, Inc.*	5,624
2,244	Jones Energy, Inc., Class A*	3,366
10,310	Key Energy Services, Inc.*	2,361
5,669	Matador Resources Co.*	91,498
2,070	Matrix Service Co.*	38,067
18,489	McDermott International, Inc.*	61,014
987	Natural Gas Services Group, Inc.*	17,825
6,356	Navios Maritime Acquisition Corp.	10,805
6,517	Newpark Resources, Inc.*	24,308
1,467	Nordic American Offshore Ltd.	6,910
6,911	Nordic American Tankers Ltd.	95,510
554	North Atlantic Drilling Ltd.*	964
4,774	Northern Oil and Gas, Inc.*	15,945
13,996	Oasis Petroleum, Inc.*	75,438
3,998	Oil States International, Inc.*	104,388
2,469	Pacific Ethanol, Inc.*	9,728
1,281	Panhandle Oil and Gas, Inc., Class A	19,907
1,241	Par Pacific Holdings, Inc.*	24,448
9,476	Parker Drilling Co.*	14,783

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
7,746	Parsley Energy, Inc., Class A*	$142,371
3,103	PDC Energy, Inc.*	155,491
1,435	Peabody Energy Corp.	3,501
972	PHI, Inc. (Non-Voting)*	17,729
4,991	Pioneer Energy Services Corp.*	6,838
3,405	Renewable Energy Group, Inc.*	24,822
449	REX American Resources Corp.*	22,675
3,727	Rex Energy Corp.*	2,200
935	RigNet, Inc.*	12,342
1,887	Ring Energy, Inc.*	7,888
5,088	RSP Permian, Inc.*	121,654
4,086	Sanchez Energy Corp.*	14,546
13,857	Scorpio Tankers, Inc.	86,191
1,414	SEACOR Holdings, Inc.*	68,423
3,402	SemGroup Corp., Class A	64,638
4,355	Seventy Seven Energy, Inc.*	2,090
4,594	Ship Finance International Ltd.	59,860
4,432	Stone Energy Corp.*	6,870
9,248	Synergy Resources Corp.*	57,800
7,368	Teekay Tankers Ltd., Class A	30,282
3,019	Tesco Corp.	21,858
6,171	TETRA Technologies, Inc.*	31,102
3,644	Tidewater, Inc.	20,953
2,001	TransAtlantic Petroleum Ltd.*	1,241
3,613	Triangle Petroleum Corp.*	1,156
4,137	U.S. Silica Holdings, Inc.	79,389
11,871	Ultra Petroleum Corp.*	4,226
3,905	Unit Corp.*	20,931
7,561	Uranium Energy Corp.*	6,511
2,712	W&T Offshore, Inc.*	4,936
5,512	Western Refining, Inc.	147,005
1,388	Westmoreland Coal Co.*	8,536
		2,749,557
	Financials — 22.5%

1,268	1st Source Corp.	38,611
5,330	Acadia Realty Trust (REIT)	176,156
563	Access National Corp.	10,472
3,145	Actua Corp.*	25,569
2,200	AG Mortgage Investment Trust, Inc. (REIT)	27,126
1,597	Agree Realty Corp. (REIT)	59,169
3,786	Alexander & Baldwin, Inc.	126,907
162	Alexander’s, Inc. (REIT)	62,342
232	Allegiance Bancshares, Inc.*	4,004
70	Altisource Asset Management Corp.*	1,190
1,023	Altisource Portfolio Solutions S.A.*	27,375
4,433	Altisource Residential Corp. (REIT)	41,582
3,487	Ambac Financial Group, Inc.*	53,246
2,880	American Assets Trust, Inc. (REIT)	106,819
3,690	American Capital Mortgage Investment Corp. (REIT)	50,996
6,311	American Equity Investment Life Holding Co.	85,830
676	American National Bankshares, Inc.	17,164
2,494	Ameris Bancorp	67,313
1,471	AMERISAFE, Inc.	75,756
721	Ames National Corp.	16,879
594	Anchor BanCorp Wisconsin, Inc.*	24,805
7,667	Anworth Mortgage Asset Corp. (REIT)	36,035
4,528	Apollo Commercial Real Estate Finance, Inc. (REIT)	69,958
2,487	Apollo Residential Mortgage, Inc. (REIT)	32,082
2,101	Ares Commercial Real Estate Corp. (REIT)	20,485
2,164	Argo Group International Holdings Ltd.	120,600
1,772	Arlington Asset Investment Corp., Class A	21,459
2,295	Armada Hoffler Properties, Inc. (REIT)	24,396
2,842	ARMOUR Residential REIT, Inc. (REIT)	54,709
868	Arrow Financial Corp.	22,716
2,122	Ashford Hospitality Prime, Inc. (REIT)	20,859
6,464	Ashford Hospitality Trust, Inc. (REIT)	35,746
83	Ashford, Inc.*	3,320
489	Associated Capital Group, Inc., Class A*	13,364
6,972	Astoria Financial Corp.	103,813
804	Atlas Financial Holdings, Inc.*	14,448
959	AV Homes, Inc.*	9,571
728	Baldwin & Lyons, Inc., Class B	17,727
2,974	Banc of California, Inc.	45,591
564	BancFirst Corp.	31,866
2,329	Banco Latinoamericano de Comercio Exterior S.A., Class E	49,771
2,612	Bancorp, Inc. (The)*	12,459
7,481	BancorpSouth, Inc.	149,021
3,613	Bank Mutual Corp.	26,989
463	Bank of Marin Bancorp	22,854
6,043	Bank of the Ozarks, Inc.	228,667
1,424	BankFinancial Corp.	17,145
1,625	Banner Corp.	64,529
463	Bar Harbor Bankshares	15,321
6,164	BBCN Bancorp, Inc.	88,207
210	BBX Capital Corp., Class A*	2,579
1,033	Bear State Financial, Inc.*	9,493
6,409	Beneficial Bancorp, Inc.*	81,971
2,287	Berkshire Hills Bancorp, Inc.	59,050
14,198	BGC Partners, Inc., Class A	122,671
2	BlackRock Capital Investment Corp.	18
2,173	Blue Hills Bancorp, Inc.	29,987
1,460	Bluerock Residential Growth REIT, Inc. (REIT)	14,980
2,318	BNC Bancorp	47,009
4,758	BofI Holding, Inc.*	88,166
6,435	Boston Private Financial Holdings, Inc.	67,954
1,154	Bridge Bancorp, Inc.	32,785
5,428	Brookline Bancorp, Inc.	57,048
1,379	Bryn Mawr Bank Corp.	34,654
627	BSB Bancorp, Inc./MA*	13,725
461	C1 Financial, Inc.*	10,349
1,381	Calamos Asset Management, Inc., Class A	11,697
577	Camden National Corp.	22,393
1,635	Capital Bank Financial Corp., Class A	48,151
833	Capital City Bank Group, Inc.	11,995
10,900	Capitol Federal Financial, Inc.	137,013
7,424	Capstead Mortgage Corp. (REIT)	72,087
2,492	Cardinal Financial Corp.	47,996
3,730	CareTrust REIT, Inc. (REIT)	42,485
2,394	Cascade Bancorp*	12,832
1,969	Cash America International, Inc.	66,336
3,065	CatchMark Timber Trust, Inc., Class A (REIT)	32,642
6,192	Cathay General Bancorp	165,264
6,588	Cedar Realty Trust, Inc. (REIT)	44,996
3,521	CenterState Banks, Inc.	49,294
1,782	Central Pacific Financial Corp.	35,515
269	Century Bancorp, Inc./MA, Class A	10,612
1,180	Charter Financial Corp./MD	16,178
2,968	Chatham Lodging Trust (REIT)	59,538
2,612	Chemical Financial Corp.	88,364
4,622	Chesapeake Lodging Trust (REIT)	117,445
945	Citizens & Northern Corp.	18,805
3,803	Citizens, Inc./TX*	26,697
1,179	City Holding Co.	51,959
1,991	Clifton Bancorp, Inc.	29,387
1,116	CNB Financial Corp./PA	19,787
14,410	CNO Financial Group, Inc.	251,166
2,813	CoBiz Financial, Inc.	30,521

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,571	Cohen & Steers, Inc.	$48,890
8,655	Colony Capital, Inc., Class A (REIT)	141,942
2,958	Colony Starwood Homes (REIT)	64,958
4,470	Columbia Banking System, Inc.	128,870
3,313	Community Bank System, Inc.	122,680
1,213	Community Trust Bancorp, Inc.	40,902
953	CommunityOne Bancorp*	12,237
2,317	ConnectOne Bancorp, Inc.	35,728
338	Consolidated-Tomoka Land Co.	16,210
924	CorEnergy Infrastructure Trust, Inc. (REIT)	12,206
1,885	CoreSite Realty Corp. (REIT)	121,507
16,784	Cousins Properties, Inc. (REIT)	145,349
8,632	Cowen Group, Inc., Class A*	29,262
2,203	Crawford & Co., Class B	10,839
1,302	CU Bancorp*	28,488
12,890	CubeSmart (REIT)	385,411
2,071	Customers Bancorp, Inc.*	46,908
8,234	CVB Financial Corp.	127,874
5,135	CyrusOne, Inc. (REIT)	203,551
12,254	CYS Investments, Inc. (REIT)	96,071
6,885	DCT Industrial Trust, Inc. (REIT)	249,168
232	Diamond Hill Investment Group, Inc.	39,208
15,553	DiamondRock Hospitality Co. (REIT)	138,422
2,412	Dime Community Bancshares, Inc.	41,076
660	Donegal Group, Inc., Class A	9,676
4,893	DuPont Fabros Technology, Inc. (REIT)	174,435
3,810	Dynex Capital, Inc. (REIT)	24,193
2,318	Eagle Bancorp, Inc.*	106,257
1,060	Easterly Government Properties, Inc. (REIT)	18,126
2,503	EastGroup Properties, Inc. (REIT)	135,738
4,899	Education Realty Trust, Inc. (REIT)	194,245
1,388	eHealth, Inc.*	14,005
607	EMC Insurance Group, Inc.	14,617
2,471	Employers Holdings, Inc.	68,595
2,017	Encore Capital Group, Inc.*	46,895
2,020	Enova International, Inc.*	11,676
704	Enstar Group Ltd.*	111,267
591	Enterprise Bancorp, Inc./MA	13,433
1,545	Enterprise Financial Services Corp.	42,843
4,431	EPR Properties (REIT)	275,741
173	Equity Bancshares, Inc., Class A*	3,614
6,192	Equity One, Inc. (REIT)	169,723
4,307	Essent Group Ltd.*	82,910
7,498	EverBank Financial Corp.	97,624
2,682	Evercore Partners, Inc., Class A	125,169
4,011	EZCORP, Inc., Class A*	11,632
581	Farmers Capital Bank Corp.	14,937
745	FBL Financial Group, Inc., Class A	42,845
2,168	FCB Financial Holdings, Inc., Class A*	65,062
811	Federal Agricultural Mortgage Corp., Class C	26,317
1,098	Federated National Holding Co.	26,242
11,102	FelCor Lodging Trust, Inc. (REIT)	82,155
872	Fidelity & Guaranty Life	21,599
1,364	Fidelity Southern Corp.	20,446
451	Fifth Street Asset Management, Inc.	1,439
4,018	Financial Engines, Inc.	98,039
1,098	Financial Institutions, Inc.	29,119
8,399	First American Financial Corp.	311,015
832	First Bancorp, Inc./ME	15,692
9,016	First BanCorp./Puerto Rico*	24,163
1,530	First Bancorp/NC	28,290
1,868	First Busey Corp.	35,399
672	First Business Financial Services, Inc.	14,186
2,185	First Cash Financial Services, Inc.	92,141
597	First Citizens BancShares, Inc., Class A	139,776
6,893	First Commonwealth Financial Corp.	59,211
1,307	First Community Bancshares, Inc./VA	23,657
1,243	First Connecticut Bancorp, Inc./CT	20,000
718	First Defiance Financial Corp.	28,138
4,780	First Financial Bancorp	80,161
4,970	First Financial Bankshares, Inc.	131,258
856	First Financial Corp./IN	28,205
8,580	First Industrial Realty Trust, Inc. (REIT)	184,642
1,523	First Interstate BancSystem, Inc., Class A	40,816
3,139	First Merchants Corp.	69,654
6,041	First Midwest Bancorp, Inc./IL	100,885
1,182	First NBC Bank Holding Co.*	27,872
948	First of Long Island Corp. (The)	26,392
4,551	First Potomac Realty Trust (REIT)	38,501
12,847	FirstMerit Corp.	252,187
1,594	Flagstar Bancorp, Inc.*	30,605
2,279	Flushing Financial Corp.	47,061
15,717	FNB Corp./PA	193,002
5,874	FNFV Group*	59,739
2,605	Forestar Group, Inc.*	25,399
905	Fox Chase Bancorp, Inc.	17,349
422	Franklin Financial Network, Inc.*	11,592
6,969	Franklin Street Properties Corp. (REIT)	66,275
534	FRP Holdings, Inc.*	18,124
13,691	Fulton Financial Corp.	172,643
2,501	GAIN Capital Holdings, Inc.	18,082
489	GAMCO Investors, Inc., Class A	16,988
5,785	GEO Group, Inc. (The) (REIT)	167,996
1,158	German American Bancorp, Inc.	36,975
1,980	Getty Realty Corp. (REIT)	36,016
5,853	Glacier Bancorp, Inc.	139,418
1,710	Gladstone Commercial Corp. (REIT)	25,445
643	Global Indemnity PLC*	18,043
5,452	Government Properties Income Trust (REIT)	80,908
32,512	Gramercy Property Trust (REIT)	245,466
336	Great Ajax Corp. (REIT)	3,340
812	Great Southern Bancorp, Inc.	30,507
3,202	Great Western Bancorp, Inc.	78,801
1,106	Green Bancorp, Inc.*	7,908
3,556	Green Dot Corp., Class A*	73,467
2,269	Greenhill & Co., Inc.	52,323
2,241	Greenlight Capital Re Ltd., Class A*	47,957
1,148	Guaranty Bancorp	17,094
1,095	Hallmark Financial Services, Inc.*	10,928
2,656	Hampton Roads Bankshares, Inc.*	4,462
6,036	Hancock Holding Co.	139,251
2,475	Hanmi Financial Corp.	51,554
2,965	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	52,214
7,500	Hatteras Financial Corp. (REIT)	103,125
664	HCI Group, Inc.	23,333
7,779	Healthcare Realty Trust, Inc. (REIT)	225,669
1,465	Heartland Financial USA, Inc.	43,071
6	Hercules Capital, Inc.	67
1,883	Heritage Commerce Corp.	17,568
2,343	Heritage Financial Corp./WA	40,862
1,914	Heritage Insurance Holdings, Inc.	37,361
1,818	Heritage Oaks Bancorp	13,199
3,568	Hersha Hospitality Trust (REIT)	71,824
2,932	HFF, Inc., Class A	73,388
7,288	Highwoods Properties, Inc. (REIT)	317,392
5,901	Hilltop Holdings, Inc.*	98,429
102	Hingham Institution for Savings	11,980
4,424	Home BancShares, Inc./AR	174,836
1,709	HomeStreet, Inc.*	34,129
1,484	HomeTrust Bancshares, Inc.*	26,133
3,188	Horace Mann Educators Corp.	98,222
886	Horizon Bancorp/IN	21,441
936	Houlihan Lokey, Inc.	23,924
5,769	Hudson Pacific Properties, Inc. (REIT)	147,109

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,959	IBERIABANK Corp.	$141,085
668	Impac Mortgage Holdings, Inc.*	8,931
546	Independence Holding Co.	8,889
2,497	Independence Realty Trust, Inc. (REIT)	16,056
2,026	Independent Bank Corp./MA	87,523
1,780	Independent Bank Corp./MI	26,219
752	Independent Bank Group, Inc.	20,680
888	Infinity Property & Casualty Corp.	66,387
1,697	InfraREIT, Inc. (REIT)	35,841
6,794	Inland Real Estate Corp. (REIT)	72,016
4,197	International Bancshares Corp.	94,642
1,165	INTL. FCStone, Inc.*	29,742
9,541	Invesco Mortgage Capital, Inc. (REIT)	107,909
2,652	Investment Technology Group, Inc.	48,585
27,024	Investors Bancorp, Inc.	305,912
9,500	Investors Real Estate Trust (REIT)	58,330
6,627	iStar, Inc. (REIT)*	56,064
852	James River Group Holdings Ltd.	24,904
11,377	Janus Capital Group, Inc.	147,105
1,123	JG Wentworth Co. (The), Class A*	1,426
2,635	KCG Holdings, Inc., Class A*	27,852
7,247	Kearny Financial Corp./MD	86,747
3,370	Kemper Corp.	90,586
7,191	Kennedy-Wilson Holdings, Inc.	136,773
6,476	Kite Realty Group Trust (REIT)	174,334
3,387	Ladder Capital Corp. (REIT)	35,022
8,162	Ladenburg Thalmann Financial Services, Inc.*	19,017
2,937	Lakeland Bancorp, Inc.	29,370
1,287	Lakeland Financial Corp.	54,968
8,753	LaSalle Hotel Properties (REIT)	213,136
3,689	LegacyTexas Financial Group, Inc.	65,480
486	LendingTree, Inc.*	42,948
15,920	Lexington Realty Trust (REIT)	123,221
372	Live Oak Bancshares, Inc.	4,925
2,754	LTC Properties, Inc. (REIT)	122,388
6,906	Mack-Cali Realty Corp. (REIT)	137,429
3,919	Maiden Holdings Ltd.	46,910
1,679	MainSource Financial Group, Inc.	34,755
1,053	Marcus & Millichap, Inc.*	23,471
2,892	MarketAxess Holdings, Inc.	342,586
672	Marlin Business Services Corp.	9,280
5,821	MB Financial, Inc.	177,657
10,544	MBIA, Inc.*	72,332
18,126	Medical Properties Trust, Inc. (REIT)	209,718
465	Medley Management, Inc., Class A	2,539
1,309	Mercantile Bank Corp.	29,544
386	Merchants Bancshares, Inc./VT	11,155
4,258	Meridian Bancorp, Inc.	58,718
585	Meta Financial Group, Inc.	24,213
26,318	MGIC Investment Corp.*	180,015
610	MidWestOne Financial Group, Inc.	15,897
1,363	Moelis & Co., Class A	33,693
4,888	Monmouth Real Estate Investment Corp. (REIT)	54,159
12,903	Monogram Residential Trust, Inc. (REIT)	117,159
2,326	National Bank Holdings Corp., Class A	44,985
539	National Bankshares, Inc.	17,927
468	National Commerce Corp.*	10,310
3,107	National General Holdings Corp.	61,922
2,911	National Health Investors, Inc. (REIT)	183,131
552	National Interstate Corp.	12,288
10,856	National Penn Bancshares, Inc.	120,827
1,775	National Storage Affiliates Trust (REIT)	32,110
173	National Western Life Group, Inc., Class A	37,128
2,866	Nationstar Mortgage Holdings, Inc.*	33,876
822	Navigators Group, Inc. (The)*	66,566
3,413	NBT Bancorp, Inc.	88,055
1,839	Nelnet, Inc., Class A	69,146
17,855	New Residential Investment Corp. (REIT)	209,082
6,705	New Senior Investment Group, Inc. (REIT)	64,971
8,475	New York Mortgage Trust, Inc. (REIT)	35,425
12,589	New York REIT, Inc. (REIT)	120,854
1,872	NewStar Financial, Inc.*	12,842
1,469	NexPoint Residential Trust, Inc. (REIT)	17,393
3,861	NMI Holdings, Inc., Class A*	19,691
3,634	Northfield Bancorp, Inc.	57,090
7,866	Northwest Bancshares, Inc.	99,033
1,030	OceanFirst Financial Corp.	17,500
8,325	Ocwen Financial Corp.*	31,552
3,454	OFG Bancorp	20,102
9,065	Old National Bancorp/IN	101,165
2,284	Old Second Bancorp, Inc.*	15,280
1,908	OM Asset Management PLC	21,751
897	On Deck Capital, Inc.*	6,010
971	One Liberty Properties, Inc. (REIT)	20,614
1,760	OneBeacon Insurance Group Ltd., Class A	22,722
803	Oppenheimer Holdings, Inc., Class A	11,370
807	Opus Bank	26,034
1,687	Orchid Island Capital, Inc. (REIT)	16,229
3,410	Oritani Financial Corp.	57,697
1,512	Pacific Continental Corp.	23,345
2,117	Pacific Premier Bancorp, Inc.*	43,504
1,011	Park National Corp.	86,127
3,743	Park Sterling Corp.	23,319
6,558	Parkway Properties, Inc./MD (REIT)	87,812
644	Patriot National, Inc.*	2,718
1,200	Peapack Gladstone Financial Corp.	19,896
5,568	Pebblebrook Hotel Trust (REIT)	151,227
371	Penns Woods Bancorp, Inc.	14,361
5,356	Pennsylvania Real Estate Investment Trust (REIT)	102,621
1,026	PennyMac Financial Services, Inc., Class A*	12,733
5,779	PennyMac Mortgage Investment Trust (REIT)	76,052
1,424	Peoples Bancorp, Inc./OH	25,404
585	Peoples Financial Services Corp.	21,189
223	People’s Utah Bancorp	3,390
3,848	PHH Corp.*	34,901
8,415	Physicians Realty Trust (REIT)	144,570
1,783	PICO Holdings, Inc.*	15,245
2,780	Pinnacle Financial Partners, Inc.	128,909
1,031	Piper Jaffray Cos.*	43,663
3,152	Potlatch Corp. (REIT)	83,339
3,744	PRA Group, Inc.*	91,354
1,722	Preferred Apartment Communities, Inc., Class A (REIT)	20,836
905	Preferred Bank/CA	25,838
3,747	Primerica, Inc.	158,086
6,091	PrivateBancorp, Inc.	209,287
3	Prospect Capital Corp.	22
5,428	Prosperity Bancshares, Inc.	219,563
5,085	Provident Financial Services, Inc.	94,530
1,511	PS Business Parks, Inc. (REIT)	138,725
974	Pzena Investment Management, Inc., Class A	6,078
905	QCR Holdings, Inc.	20,290
2,165	QTS Realty Trust, Inc., Class A (REIT)	96,386
14,833	Radian Group, Inc.	160,196
7,043	RAIT Financial Trust (REIT)	18,453
6,133	Ramco-Gershenson Properties Trust (REIT)	103,034
912	RE/MAX Holdings, Inc., Class A	29,239
6,529	Redwood Trust, Inc. (REIT)	77,630
835	Regional Management Corp.*	12,775

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,114	Renasant Corp.	$97,219
770	Republic Bancorp, Inc./KY, Class A	19,720
1,140	Resource America, Inc., Class A	5,119
2,458	Resource Capital Corp. (REIT)	27,259
7,709	Retail Opportunity Investments Corp. (REIT)	141,691
4,289	Rexford Industrial Realty, Inc. (REIT)	72,270
3,347	RLI Corp.	210,091
10,242	RLJ Lodging Trust (REIT)	214,775
540	RMR Group, Inc. (The), Class A*	12,182
2,836	Rouse Properties, Inc. (REIT)	51,729
3,369	Ryman Hospitality Properties, Inc. (REIT)	161,274
2,696	S&T Bancorp, Inc.	67,993
5,047	Sabra Health Care REIT, Inc. (REIT)	100,511
1,605	Safeguard Scientifics, Inc.*	18,971
1,169	Safety Insurance Group, Inc.	64,657
1,912	Sandy Spring Bancorp, Inc.	49,674
756	Saul Centers, Inc. (REIT)	37,029
1,845	Seacoast Banking Corp. of Florida*	27,343
4,855	Select Income REIT (REIT)	100,110
4,413	Selective Insurance Group, Inc.	148,189
1,727	ServisFirst Bancshares, Inc.	63,122
915	Sierra Bancorp	17,175
2,817	Silver Bay Realty Trust Corp. (REIT)	38,734
2,313	Simmons First National Corp., Class A	95,272
1,874	South State Corp.	117,058
1,963	Southside Bancshares, Inc.	45,973
1,475	Southwest Bancorp, Inc./OK	22,346
3,050	Sovran Self Storage, Inc. (REIT)	324,642
4,271	St. Joe Co. (The)*	64,962
5,046	STAG Industrial, Inc. (REIT)	88,608
1,161	State Auto Financial Corp.	24,985
2,769	State Bank Financial Corp.	51,836
2,421	State National Cos., Inc.	27,285
9,289	Sterling Bancorp/DE	133,854
1,778	Stewart Information Services Corp.	60,007
5,260	Stifel Financial Corp.*	152,343
1,147	Stock Yards Bancorp, Inc.	42,840
862	Stonegate Bank	24,748
1,128	Stonegate Mortgage Corp.*	5,279
3,137	STORE Capital Corp. (REIT)	75,759
909	Suffolk Bancorp	22,025
6,762	Summit Hotel Properties, Inc. (REIT)	73,097
744	Sun Bancorp, Inc./NJ*	15,460
3,924	Sun Communities, Inc. (REIT)	264,988
16,171	Sunstone Hotel Investors, Inc. (REIT)	208,606
3,943	Talmer Bancorp, Inc., Class A	66,242
1,065	Tejon Ranch Co.*	18,744
3,333	Terreno Realty Corp. (REIT)	73,793
660	Territorial Bancorp, Inc.	16,982
3,547	Texas Capital Bancshares, Inc.*	114,674
6,540	Third Point Reinsurance Ltd.*	72,267
2,320	Tiptree Financial, Inc., Class A	14,222
1,160	Tompkins Financial Corp.	65,505
3,528	Towne Bank/VA	61,493
1,762	TriCo Bancshares	43,698
1,649	TriState Capital Holdings, Inc.*	19,804
1,151	Triumph Bancorp, Inc.*	15,734
7,366	TrustCo Bank Corp./NY	42,502
5,235	Trustmark Corp.	114,542
3,051	UMB Financial Corp.	149,835
1,830	UMH Properties, Inc. (REIT)	17,184
17,091	Umpqua Holdings Corp.	257,049
3,496	Union Bankshares Corp.	79,569
5,381	United Bankshares, Inc./WV	188,550
4,128	United Community Banks, Inc./GA	71,456
3,808	United Community Financial Corp./OH	22,467
2,376	United Development Funding IV (REIT)^	5,702
3,833	United Financial Bancorp, Inc.	44,386
1,569	United Fire Group, Inc.	63,262
1,328	United Insurance Holdings Corp.	25,909
969	Universal Health Realty Income Trust (REIT)	50,233
2,482	Universal Insurance Holdings, Inc.	48,449
1,524	Univest Corp. of Pennsylvania	29,093
6,879	Urban Edge Properties (REIT)	167,297
2,158	Urstadt Biddle Properties, Inc., Class A (REIT)	42,664
18,018	Valley National Bancorp	162,162
1,473	Virtu Financial, Inc., Class A	32,863
530	Virtus Investment Partners, Inc.	48,659
2,051	Walker & Dunlop, Inc.*	47,419
2,924	Walter Investment Management Corp.*	21,930
7,348	Washington Federal, Inc.	155,704
5,280	Washington Real Estate Investment Trust (REIT)	136,594
1,149	Washington Trust Bancorp, Inc.	42,628
2,092	Waterstone Financial, Inc.	29,539
7,034	Webster Financial Corp.	236,413
2,979	WesBanco, Inc.	84,216
1,243	West Bancorp., Inc.	21,827
1,980	Westamerica Bancorp.	89,080
6,664	Western Alliance Bancorp.*	198,054
3,248	Western Asset Mortgage Capital Corp. (REIT)	35,111
597	Westwood Holdings Group, Inc.	29,605
2,091	Whitestone REIT (REIT)	23,461
5,469	Wilshire Bancorp, Inc.	53,815
3,674	Wintrust Financial Corp.	156,145
8,841	WisdomTree Investments, Inc.	104,766
549	World Acceptance Corp.*	20,165
2,380	WSFS Financial Corp.	72,114
8,653	Xenia Hotels & Resorts, Inc. (REIT)	132,564
3,342	Yadkin Financial Corp.	72,354
294	ZAIS Group Holdings, Inc.*	1,485
		30,783,577
	Health Care — 11.8%

617	AAC Holdings, Inc.*	12,587
1,746	Abaxis, Inc.	68,478
882	Abeona Therapeutics, Inc.*	1,976
3,234	Abiomed, Inc.*	258,752
6,529	ACADIA Pharmaceuticals, Inc.*	112,691
1,910	Accelerate Diagnostics, Inc.*	22,977
1,897	Acceleron Pharma, Inc.*	48,070
6,121	Accuray, Inc.*	30,911
2,256	Aceto Corp.	48,391
9,109	Achillion Pharmaceuticals, Inc.*	67,316
445	Aclaris Therapeutics, Inc.*	8,161
3,316	Acorda Therapeutics, Inc.*	108,466
945	Adamas Pharmaceuticals, Inc.*	12,096
499	Addus HomeCare Corp.*	11,327
480	Adeptus Health, Inc., Class A*	27,322
647	Aduro Biotech, Inc.*	9,420
2,349	Advaxis, Inc.*	12,826
1,943	Aegerion Pharmaceuticals, Inc.*	10,959
1,590	Aerie Pharmaceuticals, Inc.*	26,776
1,185	Affimed N.V.*	3,780
5,992	Affymetrix, Inc.*	84,128
5,920	Agenus, Inc.*	16,398
1,040	Agile Therapeutics, Inc.*	5,990
862	Aimmune Therapeutics, Inc.*	13,792
3,043	Air Methods Corp.*	110,552
2,483	Akebia Therapeutics, Inc.*	18,126
1,934	Albany Molecular Research, Inc.*	28,507
1,811	Alder Biopharmaceuticals, Inc.*	34,391
2,357	Alimera Sciences, Inc.*	5,068
392	Alliance HealthCare Services, Inc.*	2,803
557	Almost Family, Inc.*	21,032
2,673	AMAG Pharmaceuticals, Inc.*	70,246

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,187	Amedisys, Inc.*	$80,350
8,981	Amicus Therapeutics, Inc.*	55,323
3,685	AMN Healthcare Services, Inc.*	104,765
2,462	Amphastar Pharmaceuticals, Inc.*	25,925
4,181	Amsurg Corp.*	284,517
3,176	Anacor Pharmaceuticals, Inc.*	202,565
961	Analogic Corp.	72,056
1,954	AngioDynamics, Inc.*	21,240
611	ANI Pharmaceuticals, Inc.*	20,200
1,133	Anika Therapeutics, Inc.*	51,132
11,991	Antares Pharma, Inc.*	11,511
3,072	Anthera Pharmaceuticals, Inc.*	9,308
682	Applied Genetic Technologies Corp.*	9,050
4,119	Aralez Pharmaceuticals, Inc.*	23,355
2,297	Aratana Therapeutics, Inc.*	7,511
1,719	Ardelyx, Inc.*	16,606
18,755	Arena Pharmaceuticals, Inc.*	27,945
12,973	ARIAD Pharmaceuticals, Inc.*	70,833
10,931	Array BioPharma, Inc.*	27,437
4,610	Arrowhead Research Corp.*	17,979
1,112	Assembly Biosciences, Inc.*	5,048
810	Asterias Biotherapeutics, Inc.*	3,475
1,306	Atara Biotherapeutics, Inc.*	21,471
2,198	AtriCure, Inc.*	36,421
110	Atrion Corp.	41,332
468	aTyr Pharma, Inc.*	2,092
1,515	Avalanche Biotechnologies, Inc.*	7,757
1,096	Axovant Sciences Ltd.*	13,821
641	Bellicum Pharmaceuticals, Inc.*	5,782
5,619	BioCryst Pharmaceuticals, Inc.*	11,182
3,586	BioDelivery Sciences International, Inc.*	13,914
5,320	BioScrip, Inc.*	11,491
382	BioSpecifics Technologies Corp.*	13,561
2,096	BioTelemetry, Inc.*	25,278
4,372	BioTime, Inc.*	10,056
726	Blueprint Medicines Corp.*	12,582
858	Calithera Biosciences, Inc.*	5,097
2,426	Cambrex Corp.*	93,571
2,662	Cantel Medical Corp.	169,383
2,284	Capital Senior Living Corp.*	39,011
1,540	Cara Therapeutics, Inc.*	7,577
951	Carbylan Therapeutics, Inc.*	590
2,457	Cardiovascular Systems, Inc.*	20,541
2,614	Castlight Health, Inc., Class B*	8,678
349	Catabasis Pharmaceuticals, Inc.*	1,466
6,480	Catalent, Inc.*	157,270
5,837	Catalyst Pharmaceuticals, Inc.*	6,129
7,631	Celldex Therapeutics, Inc.*	51,891
762	Cellular Biomedicine Group, Inc.*	13,213
2,723	Cempra, Inc.*	45,828
5,563	Cepheid, Inc.*	165,110
7,390	Cerus Corp.*	36,211
1,323	Chemed Corp.	170,005
2,168	ChemoCentryx, Inc.*	7,133
567	Chiasma, Inc.*	5,596
3,538	Chimerix, Inc.*	16,310
373	Cidara Therapeutics, Inc.*	3,737
907	Civitas Solutions, Inc.*	16,770
2,156	Clovis Oncology, Inc.*	40,145
1,827	Coherus Biosciences, Inc.*	25,925
589	Collegium Pharmaceutical, Inc.*	10,272
877	Computer Programs & Systems, Inc.	49,691
1,192	Concert Pharmaceuticals, Inc.*	15,329
802	ConforMIS, Inc.*	7,306
2,139	CONMED Corp.	85,004
515	Connecture, Inc.*	1,540
4,796	Corcept Therapeutics, Inc.*	18,321
1,744	Corindus Vascular Robotics, Inc.*	2,354
825	Corium International, Inc.*	3,778
2,653	CorMedix, Inc.*	4,165
667	CorVel Corp.*	27,674
2,493	Cross Country Healthcare, Inc.*	30,938
1,976	CryoLife, Inc.	21,163
17,876	CTI BioPharma Corp.*	9,687
8,618	Curis, Inc.*	11,807
1,002	Cutera, Inc.*	11,854
1,717	Cynosure, Inc., Class A*	69,830
2,688	Cytokinetics, Inc.*	16,934
594	CytomX Therapeutics, Inc.*	7,663
5,129	CytRx Corp.*	13,541
4,646	Depomed, Inc.*	70,991
1,204	Dermira, Inc.*	27,764
1,171	Dicerna Pharmaceuticals, Inc.*	5,808
434	Dimension Therapeutics, Inc.*	2,921
2,803	Diplomat Pharmacy, Inc.*	99,843
8,712	Durect Corp.*	9,845
2,841	Dynavax Technologies Corp.*	45,797
665	Eagle Pharmaceuticals, Inc.*	42,154
652	Edge Therapeutics, Inc.*	4,668
2,352	Emergent BioSolutions, Inc.*	79,568
1,241	Enanta Pharmaceuticals, Inc.*	35,232
509	EndoChoice Holdings, Inc.*	2,285
2,909	Endocyte, Inc.*	8,756
5,691	Endologix, Inc.*	49,056
3,944	Ensign Group, Inc. (The)	80,891
419	Entellus Medical, Inc.*	6,708
3,117	Epizyme, Inc.*	27,398
1,017	Esperion Therapeutics, Inc.*	15,143
1,025	Evolent Health, Inc., Class A*	10,301
7,432	Exact Sciences Corp.*	37,383
790	Exactech, Inc.*	14,733
3,203	ExamWorks Group, Inc.*	93,207
17,468	Exelixis, Inc.*	63,584
2,025	Fibrocell Science, Inc.*	4,576
3,708	FibroGen, Inc.*	64,260
1,756	Five Prime Therapeutics, Inc.*	57,193
3,348	Five Star Quality Care, Inc.*	7,935
421	Flex Pharma, Inc.*	3,128
1,078	Flexion Therapeutics, Inc.*	10,192
2,230	Fluidigm Corp.*	14,785
1,753	Foamix Pharmaceuticals Ltd.*	10,045
924	Foundation Medicine, Inc.*	13,703
14,077	Galena Biopharma, Inc.*	11,684
2,840	Genesis Healthcare, Inc.*	5,055
3,265	GenMark Diagnostics, Inc.*	16,162
1,673	Genocea Biosciences, Inc.*	6,558
1,378	Genomic Health, Inc.*	35,043
12,250	Geron Corp.*	29,522
535	Glaukos Corp.*	8,806
535	Global Blood Therapeutics, Inc.*	7,988
5,318	Globus Medical, Inc., Class A*	129,227
1,977	Greatbatch, Inc.*	74,731
4,005	Haemonetics Corp.*	128,480
8,219	Halozyme Therapeutics, Inc.*	66,820
3,606	Halyard Health, Inc.*	92,025
2,592	Harvard Bioscience, Inc.*	7,128
2,811	HealthEquity, Inc.*	58,525
7,090	HealthSouth Corp.	249,781
1,956	HealthStream, Inc.*	40,431
2,405	Healthways, Inc.*	25,325
1,337	HeartWare International, Inc.*	42,731
2,265	Heron Therapeutics, Inc.*	35,968
441	Heska Corp.*	14,359
6,861	HMS Holdings Corp.*	90,359
1,095	ICU Medical, Inc.*	100,630
6,623	Idera Pharmaceuticals, Inc.*	11,789
1,663	Ignyta, Inc.*	10,627
877	Immune Design Corp.*	8,779
6,678	ImmunoGen, Inc.*	48,616
7,475	Immunomedics, Inc.*	16,893
5,556	Impax Laboratories, Inc.*	181,626

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
706	Imprivata, Inc.*	$8,147
1,005	INC Research Holdings, Inc., Class A*	39,878
3,800	Infinity Pharmaceuticals, Inc.*	21,964
6,598	Innoviva, Inc.	77,329
1,219	Inogen, Inc.*	41,665
5,564	Inovio Pharmaceuticals, Inc.*	35,053
4,766	Insmed, Inc.*	58,288
4,398	Insulet Corp.*	134,755
1,823	Insys Therapeutics, Inc.*	31,866
2,197	Integra LifeSciences Holdings Corp.*	134,808
1,275	Intersect ENT, Inc.*	23,052
2,066	Intra-Cellular Therapies, Inc.*	58,096
2,508	Invacare Corp.	30,372
567	Invitae Corp.*	4,893
2,058	InVivo Therapeutics Holdings Corp.*	9,652
356	Invuity, Inc.*	2,609
218	iRadimed Corp.*	3,887
9,759	Ironwood Pharmaceuticals, Inc.*	94,174
1,365	K2M Group Holdings, Inc.*	16,162
1,790	Karyopharm Therapeutics, Inc.*	10,561
8,027	Keryx Biopharmaceuticals, Inc.*	32,269
6,467	Kindred Healthcare, Inc.	67,968
2,509	Kite Pharma, Inc.*	112,202
1,067	La Jolla Pharmaceutical Co.*	16,421
742	Landauer, Inc.	21,570
2,055	Lannett Co., Inc.*	51,704
950	Lantheus Holdings, Inc.*	2,014
1,963	LDR Holding Corp.*	40,732
921	LeMaitre Vascular, Inc.	13,566
3,219	Lexicon Pharmaceuticals, Inc.*	30,065
1,008	LHC Group, Inc.*	35,915
1,359	Ligand Pharmaceuticals, Inc.*	125,409
3,489	Lion Biotechnologies, Inc.*	19,469
3,438	LivaNova PLC*	194,041
707	Loxo Oncology, Inc.*	13,285
3,334	Luminex Corp.*	62,279
2,440	MacroGenics, Inc.*	38,991
1,934	Magellan Health, Inc.*	121,813
19,119	MannKind Corp.*	19,693
3,389	Masimo Corp.*	128,240
1,721	Medgenics, Inc.*	7,108
5,132	Medicines Co. (The)*	165,045
4,283	Medidata Solutions, Inc.*	147,763
3,232	Meridian Bioscience, Inc.	65,125
3,412	Merit Medical Systems, Inc.*	64,180
8,956	Merrimack Pharmaceuticals, Inc.*	51,855
8,418	MiMedx Group, Inc.*	69,280
890	Mirati Therapeutics, Inc.*	18,770
3,043	Molina Healthcare, Inc.*	188,788
4,734	Momenta Pharmaceuticals, Inc.*	39,789
485	MyoKardia, Inc.*	3,443
5,382	Myriad Genetics, Inc.*	188,370
1,040	NanoString Technologies, Inc.*	12,522
515	NantKwest, Inc.*	3,543
775	Natera, Inc.*	5,231
781	National HealthCare Corp.	50,086
760	National Research Corp., Class A	11,377
2,554	Natus Medical, Inc.*	92,761
11,680	Navidea Biopharmaceuticals, Inc.*	11,557
10,192	Nektar Therapeutics*	113,845
2,870	Neogen Corp.*	141,348
4,148	NeoGenomics, Inc.*	26,423
428	Neos Therapeutics, Inc.*	4,241
6,619	Neurocrine Biosciences, Inc.*	243,447
1,292	Nevro Corp.*	74,419
1,612	NewLink Genetics Corp.*	33,916
389	Nivalis Therapeutics, Inc.*	1,762
2,477	Nobilis Health Corp.*	7,059
3,627	Northwest Biotherapeutics, Inc.*	6,674
20,769	Novavax, Inc.*	90,553
654	Novocure Ltd.*	7,645
3,747	NuVasive, Inc.*	156,625
4,900	NxStage Medical, Inc.*	73,010
1,164	Ocular Therapeutix, Inc.*	9,161
2,932	Omeros Corp.*	29,730
2,809	Omnicell, Inc.*	76,882
224	Oncocyte Corp.*	860
1,311	OncoMed Pharmaceuticals, Inc.*	12,494
7,354	Oncothyreon, Inc.*	7,281
1,836	Ophthotech Corp.*	82,693
4,372	OraSure Technologies, Inc.*	29,336
7,929	Orexigen Therapeutics, Inc.*	5,630
7,048	Organovo Holdings, Inc.*	15,858
1,454	Orthofix International N.V.*	55,848
1,478	Osiris Therapeutics, Inc.*	10,553
1,422	Otonomy, Inc.*	18,017
1,819	OvaScience, Inc.*	10,095
4,890	Owens & Minor, Inc.	192,715
1,561	Oxford Immunotec Global PLC*	14,970
5,034	Pacific Biosciences of California, Inc.*	41,732
2,824	Pacira Pharmaceuticals, Inc.*	146,876
945	Paratek Pharmaceuticals, Inc.*	14,440
4,275	PAREXEL International Corp.*	250,900
12,715	PDL BioPharma, Inc.	38,272
356	Penumbra, Inc.*	16,597
17,799	Peregrine Pharmaceuticals, Inc.*	7,121
3,374	Pernix Therapeutics Holdings, Inc.*	7,423
1,264	Pfenex, Inc.*	9,025
2,355	PharMerica Corp.*	54,424
1,353	Phibro Animal Health Corp., Class A	37,424
3,868	Portola Pharmaceuticals, Inc.*	108,962
1,542	PRA Health Sciences, Inc.*	66,568
793	Press Ganey Holdings, Inc.*	20,919
4,052	Prestige Brands Holdings, Inc.*	198,143
5,397	Progenics Pharmaceuticals, Inc.*	23,801
597	Proteon Therapeutics, Inc.*	3,212
2,617	Prothena Corp. PLC*	83,325
1,060	Providence Service Corp. (The)*	50,361
2,623	PTC Therapeutics, Inc.*	20,932
3,871	Quality Systems, Inc.	60,194
2,230	Quidel Corp.*	34,944
2,560	Radius Health, Inc.*	75,008
2,664	RadNet, Inc.*	15,185
6,236	Raptor Pharmaceutical Corp.*	21,577
561	REGENXBIO, Inc.*	6,805
2,192	Regulus Therapeutics, Inc.*	14,401
2,526	Relypsa, Inc.*	33,495
2,546	Repligen Corp.*	65,509
2,709	Retrophin, Inc.*	38,549
1,421	Revance Therapeutics, Inc.*	25,130
6,830	Rigel Pharmaceuticals, Inc.*	15,504
3,895	Rockwell Medical, Inc.*	37,392
4,445	RTI Surgical, Inc.*	15,558
1,206	Sage Therapeutics, Inc.*	35,456
1,715	Sagent Pharmaceuticals, Inc.*	24,319
5,392	Sangamo BioSciences, Inc.*	28,254
3,469	Sarepta Therapeutics, Inc.*	47,560
3,844	SciClone Pharmaceuticals, Inc.*	38,132
662	SeaSpine Holdings Corp.*	8,341
916	Second Sight Medical Products, Inc.*	4,690
8,137	Select Medical Holdings Corp.	79,661
9,151	Sequenom, Inc.*	13,452
665	Seres Therapeutics, Inc.*	15,368
626	Sientra, Inc.*	4,382
2,198	Sorrento Therapeutics, Inc.*	13,276
688	Spark Therapeutics, Inc.*	21,920
3,285	Spectranetics Corp. (The)*	46,581
5,191	Spectrum Pharmaceuticals, Inc.*	23,463
3,011	STAAR Surgical Co.*	18,759
1,211	Stemline Therapeutics, Inc.*	5,825
6,601	STERIS PLC	424,576

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,927	Sucampo Pharmaceuticals, Inc., Class A*	$25,340
2,662	Supernus Pharmaceuticals, Inc.*	33,381
1,226	Surgery Partners, Inc.*	16,097
1,668	Surgical Care Affiliates, Inc.*	67,604
1,008	SurModics, Inc.*	18,809
7,752	Synergy Pharmaceuticals, Inc.*	24,186
7,042	Synta Pharmaceuticals Corp.*	1,602
829	T2 Biosystems, Inc.*	6,624
1,369	Tandem Diabetes Care, Inc.*	12,239
5,580	Team Health Holdings, Inc.*	248,701
735	Teladoc, Inc.*	10,165
3,203	Teligent, Inc.*	18,738
1,803	TESARO, Inc.*	72,949
2,800	Tetraphase Pharmaceuticals, Inc.*	11,312
2,739	TG Therapeutics, Inc.*	22,816
11,143	TherapeuticsMD, Inc.*	68,084
2,212	Theravance Biopharma, Inc.*	34,773
4,950	Threshold Pharmaceuticals, Inc.*	1,116
201	Tobira Therapeutics, Inc.*	1,423
735	Tokai Pharmaceuticals, Inc.*	4,682
3,463	TransEnterix, Inc.*	11,116
2,464	Trevena, Inc.*	20,624
1,872	Triple-S Management Corp., Class B*	49,084
2,293	Trovagene, Inc.*	11,809
1,266	Trupanion, Inc.*	11,495
961	U.S. Physical Therapy, Inc.	48,713
2,978	Ultragenyx Pharmaceutical, Inc.*	181,628
10,745	Unilife Corp.*	9,042
3,862	Universal American Corp.	25,798
291	Utah Medical Products, Inc.	17,242
3,239	Vanda Pharmaceuticals, Inc.*	25,426
1,338	Vascular Solutions, Inc.*	40,220
1,045	Veracyte, Inc.*	6,897
2,503	Verastem, Inc.*	2,803
1,743	Versartis, Inc.*	11,452
1,028	Vitae Pharmaceuticals, Inc.*	9,283
1,647	Vital Therapies, Inc.*	13,670
8,044	VIVUS, Inc.*	8,366
1,994	Vocera Communications, Inc.*	27,617
446	Voyager Therapeutics, Inc.*	4,268
476	vTv Therapeutics, Inc., Class A*	2,718
3,413	WellCare Health Plans, Inc.*	306,726
5,575	West Pharmaceutical Services, Inc.	345,762
6,915	Wright Medical Group N.V.*	118,177
313	XBiotech, Inc.*	2,398
2,204	Xencor, Inc.*	24,244
4,552	XenoPort, Inc.*	20,347
7,064	XOMA Corp.*	5,369
1,277	Zafgen, Inc.*	7,994
2,497	Zeltiq Aesthetics, Inc.*	57,506
8,887	ZIOPHARM Oncology, Inc.*	69,852
1,911	Zogenix, Inc.*	20,257
267	Zynerba Pharmaceuticals, Inc.*	1,602
		16,259,154
	Industrials — 10.8%

3,172	AAON, Inc.	78,666
2,749	AAR Corp.	58,526
4,339	ABM Industries, Inc.	136,245
3,956	Acacia Research Corp.	12,501
8,517	ACCO Brands Corp.*	62,259
3,013	Accuride Corp.*	3,857
4,615	Actuant Corp., Class A	108,037
2,607	Advanced Drainage Systems, Inc.	50,576
3,288	Advisory Board Co. (The)*	96,963
2,841	Aegion Corp.*	51,451
4,851	Aerojet Rocketdyne Holdings, Inc.*	75,336
1,528	Aerovironment, Inc.*	38,017
4,089	Air Transport Services Group, Inc.*	47,228
4,835	Aircastle Ltd.	96,990
750	Alamo Group, Inc.	38,917
2,193	Albany International Corp., Class A	80,308
1,039	Allegiant Travel Co.	170,271
484	Allied Motion Technologies, Inc.	8,935
2,046	Altra Industrial Motion Corp.	49,738
1,555	Ameresco, Inc., Class A*	7,993
681	American Railcar Industries, Inc.	28,105
572	American Science & Engineering, Inc.	13,562
995	American Woodmark Corp.*	67,949
2,262	Apogee Enterprises, Inc.	90,322
3,112	Applied Industrial Technologies, Inc.	119,812
3,162	ARC Document Solutions, Inc.*	11,067
2,015	ArcBest Corp.	39,434
1,005	Argan, Inc.	32,431
1,469	Astec Industries, Inc.	63,799
1,707	Astronics Corp.*	54,300
1,938	Atlas Air Worldwide Holdings, Inc.*	70,175
1,996	AZZ, Inc.	100,798
4,245	Barnes Group, Inc.	145,646
553	Barrett Business Services, Inc.	19,322
3,845	Beacon Roofing Supply, Inc.*	138,804
3,768	Blount International, Inc.*	36,550
394	Blue Bird Corp.*	3,558
2,906	BMC Stock Holdings, Inc.*	44,316
3,702	Brady Corp., Class A	96,733
3,456	Briggs & Stratton Corp.	73,509
3,768	Brink’s Co. (The)	110,214
3,928	Builders FirstSource, Inc.*	31,149
1,336	CAI International, Inc.*	10,381
3,068	Casella Waste Systems, Inc., Class A*	18,193
3,835	CBIZ, Inc.*	40,651
1,107	CDI Corp.	5,402
2,593	CEB, Inc.	140,722
2,252	CECO Environmental Corp.	13,985
2,119	Celadon Group, Inc.	19,007
2,367	Chart Industries, Inc.*	47,742
1,329	CIRCOR International, Inc.	53,280
8,316	Civeo Corp.*	7,402
3,887	CLARCOR, Inc.	187,120
1,555	Columbus McKinnon Corp.	21,537
2,891	Comfort Systems USA, Inc.	81,093
2,327	Commercial Vehicle Group, Inc.*	5,841
2,439	Continental Building Products, Inc.*	41,170
909	Covenant Transportation Group, Inc., Class A*	20,143
710	CRA International, Inc.*	14,001
1,678	Cubic Corp.	58,965
3,685	Curtiss-Wright Corp.	260,124
3,869	Deluxe Corp.	222,119
5,619	DigitalGlobe, Inc.*	84,510
1,733	Douglas Dynamics, Inc.	33,897
857	Ducommun, Inc.*	12,324
975	DXP Enterprises, Inc.*	13,250
2,641	Dycom Industries, Inc.*	150,458
1,722	Eagle Bulk Shipping, Inc.*	1,199
2,296	Echo Global Logistics, Inc.*	58,571
4,858	EMCOR Group, Inc.	222,836
1,607	Encore Wire Corp.	58,077
3,445	EnerSys	176,935
1,390	Engility Holdings, Inc.*	20,169
2,000	Ennis, Inc.	39,480
2,137	Enphase Energy, Inc.*	4,979
1,769	EnPro Industries, Inc.	91,776
2,022	ESCO Technologies, Inc.	72,165
2,969	Essendant, Inc.	87,496
2,289	Esterline Technologies Corp.*	128,207
812	ExOne Co. (The)*	7,422
2,013	Exponent, Inc.	93,987
4,845	Federal Signal Corp.	57,462
2,400	Forward Air Corp.	97,728
952	Franklin Covey Co.*	16,441

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,691	Franklin Electric Co., Inc.	$110,176
955	FreightCar America, Inc.	14,201
3,223	FTI Consulting, Inc.*	106,069
1,871	FuelCell Energy, Inc.*	10,683
1,549	G&K Services, Inc., Class A	102,699
5,358	Generac Holdings, Inc.*	186,137
3,788	General Cable Corp.	32,539
2,399	Gibraltar Industries, Inc.*	59,291
1,665	Global Brass & Copper Holdings, Inc.	36,697
5,179	Golden Ocean Group Ltd.*	3,007
1,476	Gorman-Rupp Co. (The)	37,284
1,011	GP Strategies Corp.*	24,931
785	Graham Corp.	14,420
3,049	Granite Construction, Inc.	126,381
4,680	Great Lakes Dredge & Dock Corp.*	15,912
2,045	Greenbrier Cos., Inc. (The)	52,045
2,500	Griffon Corp.	37,150
2,419	H&E Equipment Services, Inc.	31,858
6,206	Harsco Corp.	23,521
3,696	Hawaiian Holdings, Inc.*	159,002
2,039	HC2 Holdings, Inc.*	8,115
5,539	Healthcare Services Group, Inc.	196,524
3,903	Heartland Express, Inc.	71,815
1,491	HEICO Corp.	85,747
3,093	HEICO Corp., Class A	135,164
1,420	Heidrick & Struggles International, Inc.	33,356
974	Heritage-Crystal Clean, Inc.*	7,480
4,622	Herman Miller, Inc.	120,588
2,835	Hill International, Inc.*	9,922
4,876	Hillenbrand, Inc.	137,113
3,447	HNI Corp.	116,543
2,796	Hub Group, Inc., Class A*	103,228
507	Hurco Cos., Inc.	13,157
1,795	Huron Consulting Group, Inc.*	99,658
735	Hyster-Yale Materials Handling, Inc.	43,453
1,513	ICF International, Inc.*	51,109
2,877	InnerWorkings, Inc.*	19,794
1,251	Insperity, Inc.	59,410
1,429	Insteel Industries, Inc.	37,411
5,120	Interface, Inc.	81,408
2,265	John Bean Technologies Corp.	119,139
850	Kadant, Inc.	32,444
2,110	Kaman Corp.	92,713
2,306	Kelly Services, Inc., Class A	39,732
2,596	KEYW Holding Corp. (The)*	16,173
1,911	Kforce, Inc.	30,461
2,661	Kimball International, Inc., Class B	28,020
4,087	KLX, Inc.*	114,395
4,847	Knight Transportation, Inc.	117,443
3,782	Knoll, Inc.	72,236
3,906	Korn/Ferry International	111,009
3,506	Kratos Defense & Security Solutions, Inc.*	11,710
805	L.B. Foster Co., Class A	11,061
449	Lawson Products, Inc.*	7,292
863	Lindsay Corp.	62,481
1,677	LSI Industries, Inc.	18,112
1,318	Lydall, Inc.*	38,156
1,854	Marten Transport Ltd.	30,406
2,339	Masonite International Corp.*	134,516
5,173	MasTec, Inc.*	87,838
3,367	Matson, Inc.	134,983
2,554	Matthews International Corp., Class A	120,983
1,851	McGrath RentCorp	45,535
7,077	Meritor, Inc.*	52,582
1,139	Milacron Holdings Corp.*	15,582
877	Miller Industries, Inc.	16,979
1,298	Mistras Group, Inc.*	27,855
3,551	Mobile Mini, Inc.	102,056
2,844	Moog, Inc., Class A*	122,804
7,981	MRC Global, Inc.*	95,373
2,270	MSA Safety, Inc.	99,131
4,414	Mueller Industries, Inc.	115,735
12,466	Mueller Water Products, Inc., Class A	107,332
978	Multi-Color Corp.	47,609
1,620	MYR Group, Inc.*	36,337
376	National Presto Industries, Inc.	30,606
3,738	Navigant Consulting, Inc.*	56,743
6,306	Navios Maritime Holdings, Inc.	5,207
3,953	Navistar International Corp.*	33,245
2,102	NCI Building Systems, Inc.*	22,996
812	Neff Corp., Class A*	3,954
528	NL Industries, Inc.*	1,336
2,079	NN, Inc.	26,362
748	Nortek, Inc.*	30,840
740	Northwest Pipe Co.*	7,622
396	NV5 Global, Inc.*	8,664
224	Omega Flex, Inc.	7,177
4,008	On Assignment, Inc.*	132,304
2,166	Orion Marine Group, Inc.*	7,776
236	PAM Transportation Services, Inc.*	6,743
680	Park-Ohio Holdings Corp.	19,992
987	Patrick Industries, Inc.*	43,616
12,881	Pendrell Corp.*	7,342
3,700	PGT, Inc.*	36,593
13,439	Plug Power, Inc.*	27,953
1,670	Ply Gem Holdings, Inc.*	17,034
706	Powell Industries, Inc.	18,688
360	Power Solutions International, Inc.*	3,600
1,739	PowerSecure International, Inc.*	32,345
207	Preformed Line Products Co.	6,769
3,005	Primoris Services Corp.	64,187
1,805	Proto Labs, Inc.*	117,451
2,226	Quad/Graphics, Inc.	28,181
2,625	Quanex Building Products Corp.	45,203
2,428	Radiant Logistics, Inc.*	7,697
2,929	Raven Industries, Inc.	44,755
1,813	RBC Bearings, Inc.*	115,479
1,897	Real Industry, Inc.*	13,336
3,939	Republic Airways Holdings, Inc.*	2,481
2,911	Resources Connection, Inc.	40,376
7,890	Rexnord Corp.*	143,125
2,180	Roadrunner Transportation Systems, Inc.*	25,419
4,205	RPX Corp.*	41,672
2,743	Rush Enterprises, Inc., Class A*	47,564
2,937	Safe Bulkers, Inc.	1,876
1,944	Saia, Inc.*	51,030
2,175	Scorpio Bulkers, Inc.*	6,850
3,263	Simpson Manufacturing Co., Inc.	110,746
4,004	SkyWest, Inc.	72,272
1,298	SP Plus Corp.*	32,411
768	Sparton Corp.*	11,036
990	Standex International Corp.	69,726
6,454	Steelcase, Inc., Class A	80,610
1,760	Sun Hydraulics Corp.	52,413
1,387	Sunrun, Inc.*	7,795
6,824	Swift Transportation Co.*	116,281
2,577	TAL International Group, Inc.*	32,805
4,142	TASER International, Inc.*	80,272
2,240	Team, Inc.*	57,411
2,738	Teledyne Technologies, Inc.*	233,223
1,426	Tennant Co.	66,366
4,669	Tetra Tech, Inc.	128,538
1,715	Textainer Group Holdings Ltd.	20,614
2,485	Thermon Group Holdings, Inc.*	42,121
3,348	Titan International, Inc.	16,974
1,342	Titan Machinery, Inc.*	12,776
1,325	TRC Cos., Inc.*	8,811
2,486	Trex Co., Inc.*	107,072
3,510	TriMas Corp.*	58,055
3,189	TriNet Group, Inc.*	41,744

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,250	TrueBlue, Inc.*	$74,588
2,908	Tutor Perini Corp.*	38,851
648	Twin Disc, Inc.	5,631
1,657	Ultrapetrol (Bahamas) Ltd.*	373
1,151	UniFirst Corp.	121,327
3,119	Univar, Inc.*	49,062
1,559	Universal Forest Products, Inc.	119,606
613	Universal Truckload Services, Inc.	9,600
1,678	US Ecology, Inc.	62,086
689	USA Truck, Inc.*	10,872
816	Vectrus, Inc.*	15,708
631	Veritiv Corp.*	20,154
1,554	Viad Corp.	44,071
1,276	Vicor Corp.*	10,591
1,952	Virgin America, Inc.*	60,883
739	Volt Information Sciences, Inc.*	5,446
322	VSE Corp.	20,193
5,263	Wabash National Corp.*	61,735
2,769	WageWorks, Inc.*	133,383
2,183	Watts Water Technologies, Inc., Class A	112,577
3,438	Werner Enterprises, Inc.	91,279
4,782	Wesco Aircraft Holdings, Inc.*	61,162
4,044	West Corp.	90,100
4,798	Woodward, Inc.	225,266
853	Xerium Technologies, Inc.*	6,252
5,542	XPO Logistics, Inc.*	137,220
2,538	YRC Worldwide, Inc.*	20,431
		14,854,535
	Information Technology — 15.6%

1,701	6D Global Technologies, Inc.*^	2,483
2,628	A10 Networks, Inc.*	16,188
9,047	ACI Worldwide, Inc.*	168,817
6,058	Acxiom Corp.*	125,643
3,869	ADTRAN, Inc.	72,389
3,169	Advanced Energy Industries, Inc.*	94,531
49,290	Advanced Micro Devices, Inc.*	105,481
1,900	Aerohive Networks, Inc.*	9,671
1,189	Agilysys, Inc.*	12,425
624	Alarm.com Holdings, Inc.*	12,449
1,126	Alliance Fiber Optic Products, Inc.*	15,539
1,484	Alpha & Omega Semiconductor Ltd.*	17,556
2,428	Ambarella, Inc.*	112,659
1,369	Amber Road, Inc.*	6,297
1,931	American Software, Inc., Class A	18,151
7,665	Amkor Technology, Inc.*	38,785
3,394	Angie’s List, Inc.*	31,327
2,211	Anixter International, Inc.*	94,697
396	Apigee Corp.*	2,317
436	Appfolio, Inc., Class A*	5,101
6,274	Applied Micro Circuits Corp.*	36,264
1,316	Applied Optoelectronics, Inc.*	23,675
6,616	Aspen Technology, Inc.*	218,130
3,174	AVG Technologies N.V.*	60,750
2,504	Avid Technology, Inc.*	19,156
3,580	AVX Corp.	42,029
8,797	Axcelis Technologies, Inc.*	21,993
1,122	Badger Meter, Inc.	73,704
5,171	Bankrate, Inc.*	39,610
627	Barracuda Networks, Inc.*	8,063
4,728	Bazaarvoice, Inc.*	14,846
803	Bel Fuse, Inc., Class B	11,925
3,305	Belden, Inc.	181,015
4,060	Benchmark Electronics, Inc.*	87,899
611	Benefitfocus, Inc.*	19,179
1,191	Black Box Corp.	15,781
3,632	Blackbaud, Inc.	205,317
4,207	Blackhawk Network Holdings, Inc.*	142,365
3,170	Blucora, Inc.*	19,496
3,171	Bottomline Technologies (de), Inc.*	89,454
1,001	Box, Inc., Class A*	11,522
2,520	Brightcove, Inc.*	15,120
2,258	BroadSoft, Inc.*	83,298
5,229	Brooks Automation, Inc.	50,983
1,915	Cabot Microelectronics Corp.*	73,651
1,874	CACI International, Inc., Class A*	181,066
2,807	CalAmp Corp.*	51,312
3,442	Calix, Inc.*	23,922
4,283	Callidus Software, Inc.*	58,806
1,405	Carbonite, Inc.*	10,636
3,477	Cardtronics, Inc.*	117,244
1,485	Care.com, Inc.*	8,999
1,053	Cascade Microtech, Inc.*	21,681
889	Cass Information Systems, Inc.	44,326
4,286	Cavium, Inc.*	254,974
1,597	CEVA, Inc.*	31,317
1,680	ChannelAdvisor Corp.*	17,858
3,260	Checkpoint Systems, Inc.	24,483
6,109	Ciber, Inc.*	12,218
9,564	Ciena Corp.*	196,062
2,542	Cimpress N.V.*	224,154
4,914	Cirrus Logic, Inc.*	173,120
874	Clearfield, Inc.*	12,699
83	Code Rebel Corp.*	149
1,847	Coherent, Inc.*	156,256
2,008	Cohu, Inc.	22,911
3,505	CommVault Systems, Inc.*	131,332
3,797	comScore, Inc.*	156,265
1,260	Comtech Telecommunications Corp.	25,893
1,614	Control4 Corp.*	13,235
7,658	Convergys Corp.	197,423
4,180	Cornerstone OnDemand, Inc.*	120,384
1,337	CPI Card Group, Inc.*	10,576
3,163	Cray, Inc.*	134,143
2,538	CSG Systems International, Inc.	96,342
2,572	CTS Corp.	37,191
1,812	Cvent, Inc.*	35,388
2,979	Daktronics, Inc.	21,062
1,594	Datalink Corp.*	11,413
2,587	Demandware, Inc.*	89,743
3,253	DHI Group, Inc.*	25,308
5,025	Diebold, Inc.	124,721
1,932	Digi International, Inc.*	16,403
593	Digimarc Corp.*	17,950
4,364	Digital Turbine, Inc.*	4,931
2,905	Diodes, Inc.*	55,602
1,733	DSP Group, Inc.*	14,956
1,371	DTS, Inc.*	32,452
7,988	EarthLink Holdings Corp.	45,052
1,360	Eastman Kodak Co.*	12,852
2,077	Ebix, Inc.	76,911
1,291	Electro Rent Corp.	12,239
3,633	Electronics For Imaging, Inc.*	143,903
2,279	Ellie Mae, Inc.*	191,732
1,515	EMCORE Corp.*	8,075
4,542	Endurance International Group Holdings, Inc.*	51,052
2,098	EnerNOC, Inc.*	12,882
10,867	Entegris, Inc.*	134,316
3,001	Envestnet, Inc.*	61,551
3,790	EPAM Systems, Inc.*	259,160
2,506	Epiq Systems, Inc.	34,282
435	ePlus, Inc.*	32,664
4,020	Euronet Worldwide, Inc.*	263,471
5,099	Everi Holdings, Inc.*	14,991
5,098	EVERTEC, Inc.	60,666
1,673	Everyday Health, Inc.*	7,913
3,048	Exar Corp.*	16,276
2,580	ExlService Holdings, Inc.*	121,492
7,753	Extreme Networks, Inc.*	21,863
2,745	Fabrinet*	78,370

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,406	Fair Isaac Corp.	$239,445
9,022	Fairchild Semiconductor International, Inc.*	180,981
1,347	FARO Technologies, Inc.*	43,171
3,220	FEI Co.	261,593
8,052	Finisar Corp.*	117,398
1,838	Five9, Inc.*	14,796
2,962	Fleetmatics Group PLC*	106,958
4,462	FormFactor, Inc.*	33,911
779	Forrester Research, Inc.	24,242
2,119	Gigamon, Inc.*	57,997
1,184	Globant S.A.*	36,526
9,324	Glu Mobile, Inc.*	34,592
4,353	Gogo, Inc.*	47,361
5,826	GrubHub, Inc.*	137,144
2,666	GSI Group, Inc.*	34,311
1,895	GTT Communications, Inc.*	28,008
1,475	Guidance Software, Inc.*	7,891
5,437	Guidewire Software, Inc.*	267,664
1,856	Hackett Group, Inc. (The)	25,798
5,890	Harmonic, Inc.*	19,732
2,836	Heartland Payment Systems, Inc.	265,223
687	Hortonworks, Inc.*	7,935
1,458	HubSpot, Inc.*	60,740
4,064	II-VI, Inc.*	89,205
2,365	Imation Corp.*	2,052
2,171	Immersion Corp.*	19,561
2,057	Imperva, Inc.*	90,241
10,313	Infinera Corp.*	161,811
4,637	Infoblox, Inc.*	71,781
2,967	Inphi Corp.*	75,065
3,004	Insight Enterprises, Inc.*	78,404
392	Instructure, Inc.*	5,606
10,490	Integrated Device Technology, Inc.*	203,716
1,341	Interactive Intelligence Group, Inc.*	40,136
2,795	InterDigital, Inc.	138,995
4,259	Internap Corp.*	10,860
10,215	Intersil Corp., Class A	130,446
3,114	Intralinks Holdings, Inc.*	24,196
6,003	InvenSense, Inc.*	46,883
2,979	Itron, Inc.*	118,683
4,698	Ixia*	53,604
1,923	IXYS Corp.	21,691
3,735	j2 Global, Inc.	272,954
3,616	Jive Software, Inc.*	11,716
2,260	Kimball Electronics, Inc.*	25,809
6,763	Knowles Corp.*	76,963
5,153	Kopin Corp.*	9,842
1,245	KVH Industries, Inc.*	11,367
9,051	Lattice Semiconductor Corp.*	57,293
4,716	Limelight Networks, Inc.*	7,310
4,985	Lionbridge Technologies, Inc.*	21,984
1,866	Liquidity Services, Inc.*	8,714
1,749	Littelfuse, Inc.	198,721
4,421	LivePerson, Inc.*	22,680
1,908	LogMeIn, Inc.*	97,117
1,422	Luxoft Holding, Inc.*	72,181
1,818	M/A-COM Technology Solutions Holdings, Inc.*	68,902
5,717	Manhattan Associates, Inc.*	315,921
1,878	ManTech International Corp., Class A	54,706
2,523	Marchex, Inc., Class B	10,824
2,318	Marin Software, Inc.*	6,954
2,696	Marketo, Inc.*	45,482
5,801	Mattson Technology, Inc.*	20,942
5,106	MAXIMUS, Inc.	251,062
4,258	MaxLinear, Inc., Class A*	68,511
531	MaxPoint Interactive, Inc.*	929
7,749	Mentor Graphics Corp.	148,006
2,650	Mercury Systems, Inc.*	43,301
224	Mesa Laboratories, Inc.	20,156
2,972	Methode Electronics, Inc.	84,910
8,418	Microsemi Corp.*	291,508
720	MicroStrategy, Inc., Class A*	115,841
554	MINDBODY, Inc., Class A*	6,526
4,136	MKS Instruments, Inc.	136,074
3,013	MobileIron, Inc.*	10,154
1,622	Model N, Inc.*	16,739
2,925	ModusLink Global Solutions, Inc.*	5,528
2,267	MoneyGram International, Inc.*	12,196
3,063	Monolithic Power Systems, Inc.	180,901
3,102	Monotype Imaging Holdings, Inc.	73,641
7,052	Monster Worldwide, Inc.*	21,015
1,155	MTS Systems Corp.	63,467
704	Multi-Fineline Electronix, Inc.*	15,889
1,858	Nanometrics, Inc.*	25,789
2,164	NeoPhotonics Corp.*	23,717
2,491	NETGEAR, Inc.*	98,419
7,131	NetScout Systems, Inc.*	147,398
4,290	NeuStar, Inc., Class A*	106,692
447	New Relic, Inc.*	11,899
3,088	Newport Corp.*	70,314
5,079	NIC, Inc.	89,340
3,925	Nimble Storage, Inc.*	28,417
2,920	Novatel Wireless, Inc.*	4,789
376	NVE Corp.	19,127
7,577	Oclaro, Inc.*	37,203
2,026	OPOWER, Inc.*	16,755
1,535	OSI Systems, Inc.*	92,668
825	Park City Group, Inc.*	7,508
1,580	Park Electrochemical Corp.	22,483
2,445	Paycom Software, Inc.*	77,947
1,200	Paylocity Holding Corp.*	35,544
828	PC Connection, Inc.	20,510
2,092	PDF Solutions, Inc.*	23,765
2,770	Pegasystems, Inc.	67,450
2,746	Perficient, Inc.*	49,565
934	PFSweb, Inc.*	12,067
5,149	Photronics, Inc.*	52,365
2,730	Plantronics, Inc.	102,375
2,604	Plexus Corp.*	94,760
10,465	Polycom, Inc.*	108,941
2,280	Power Integrations, Inc.	104,492
3,921	Progress Software Corp.*	98,888
3,055	Proofpoint, Inc.*	143,096
1,852	PROS Holdings, Inc.*	20,353
2,228	Pure Storage, Inc., Class A*	32,039
1,509	Q2 Holdings, Inc.*	30,587
792	QAD, Inc., Class A	15,499
7,077	Qlik Technologies, Inc.*	164,328
6,419	QLogic Corp.*	82,741
1,926	Qualys, Inc.*	48,092
16,692	Quantum Corp.*	8,513
2,757	QuinStreet, Inc.*	8,188
4,731	Quotient Technology, Inc.*	41,160
8,948	Rambus, Inc.*	116,592
620	Rapid7, Inc.*	8,240
3,126	RealD, Inc.*	33,761
1,797	RealNetworks, Inc.*	7,008
4,089	RealPage, Inc.*	81,984
660	Reis, Inc.	14,632
2,977	RetailMeNot, Inc.*	24,054
4,152	RingCentral, Inc., Class A*	76,812
2,046	Rocket Fuel, Inc.*	7,243
2,182	Rofin-Sinar Technologies, Inc.*	48,746
1,443	Rogers Corp.*	77,085
6,404	Rovi Corp.*	145,883
1,990	Rubicon Project, Inc. (The)*	32,815
5,839	Ruckus Wireless, Inc.*	56,522
2,475	Rudolph Technologies, Inc.*	32,076
6,075	Sanmina Corp.*	125,145
1,851	Sapiens International Corp. N.V.	21,823

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,074	ScanSource, Inc.*	$77,547
3,567	Science Applications International Corp.	159,267
2,138	SciQuest, Inc.*	25,977
2,584	Seachange International, Inc.*	14,910
5,144	Semtech Corp.*	98,559
4,563	ServiceSource International, Inc.*	18,526
5,002	ShoreTel, Inc.*	36,965
1,521	Shutterstock, Inc.*	53,083
2,743	Sigma Designs, Inc.*	18,872
2,698	Silicon Graphics International Corp.*	16,377
3,310	Silicon Laboratories, Inc.*	136,538
2,824	Silver Spring Networks, Inc.*	35,300
3,831	Sonus Networks, Inc.*	29,843
1,281	SPS Commerce, Inc.*	57,286
1,105	Stamps.com, Inc.*	130,976
3,946	Stratasys Ltd.*	74,382
2,857	Super Micro Computer, Inc.*	92,767
3,021	Sykes Enterprises, Inc.*	92,050
2,854	Synaptics, Inc.*	231,773
3,004	Synchronoss Technologies, Inc.*	84,142
2,228	SYNNEX Corp.	209,499
2,432	Syntel, Inc.*	111,191
876	Systemax, Inc.*	7,718
6,556	Take-Two Interactive Software, Inc.*	235,950
3,022	Tangoe, Inc.*	24,448
2,840	Tech Data Corp.*	199,964
1,517	TechTarget, Inc.*	10,634
2,190	Telenav, Inc.*	13,052
1,260	TeleTech Holdings, Inc.	34,902
4,077	Tessera Technologies, Inc.	120,190
1,534	Textura Corp.*	26,462
7,523	TiVo, Inc.*	63,118
8,179	Travelport Worldwide Ltd.	106,163
539	Travelzoo, Inc.*	4,231
3,792	TrueCar, Inc.*	20,591
4,574	TTM Technologies, Inc.*	30,005
1,207	TubeMogul, Inc.*	15,498
2,609	Tyler Technologies, Inc.*	313,915
2,237	Ubiquiti Networks, Inc.*	73,083
2,450	Ultra Clean Holdings, Inc.*	12,814
2,139	Ultratech, Inc.*	43,379
3,868	Unisys Corp.*	41,658
1,137	United Online, Inc.*	13,996
3,116	Universal Display Corp.*	148,882
694	Varonis Systems, Inc.*	12,777
2,274	VASCO Data Security International, Inc.*	31,268
3,129	Veeco Instruments, Inc.*	58,043
4,754	Verint Systems, Inc.*	168,910
3,310	ViaSat, Inc.*	241,663
7,041	Violin Memory, Inc.*	5,633
3,508	VirnetX Holding Corp.*	16,242
2,297	Virtusa Corp.*	81,314
10,495	Vishay Intertechnology, Inc.	124,261
976	Vishay Precision Group, Inc.*	11,439
3,396	Web.com Group, Inc.*	61,637
2,928	WebMD Health Corp.*	162,387
1,450	Wix.com Ltd.*	27,884
567	Workiva, Inc.*	7,076
598	Xactly Corp.*	3,468
4,227	Xcerra Corp.*	24,136
2,050	XO Group, Inc.*	29,274
1,759	Xura, Inc.*	34,529
4,164	Zendesk, Inc.*	76,201
4,457	Zix Corp.*	17,783
		21,346,051
	Materials — 3.1%

2,270	A. Schulman, Inc.	56,046
307	AEP Industries, Inc.	24,164
13,778	AK Steel Holding Corp.*	39,405
2,256	American Vanguard Corp.	28,448
5,442	Axiall Corp.	108,296
2,409	Balchem Corp.	152,417
9,252	Berry Plastics Group, Inc.*	288,015
3,063	Boise Cascade Co.*	51,275
4,084	Calgon Carbon Corp.	57,258
3,629	Carpenter Technology Corp.	107,854
3,819	Century Aluminum Co.*	27,306
536	Chase Corp.	25,203
5,205	Chemtura Corp.*	131,322
1,377	Clearwater Paper Corp.*	56,003
11,877	Cliffs Natural Resources, Inc.*	25,654
10,535	Coeur Mining, Inc.*	40,665
8,968	Commercial Metals Co.	131,740
594	Core Molding Technologies, Inc.*	6,760
851	Deltic Timber Corp.	48,184
5,656	Ferro Corp.*	56,164
5,035	Ferroglobe PLC	39,575
4,145	Flotek Industries, Inc.*	30,176
1,891	FutureFuel Corp.	24,243
2,387	Greif, Inc., Class A	63,279
3,907	H.B. Fuller Co.	150,380
203	Handy & Harman Ltd.*	4,050
823	Hawkins, Inc.	26,319
964	Haynes International, Inc.	29,691
5,714	Headwaters, Inc.*	100,681
28,697	Hecla Mining Co.	74,325
1,523	Innophos Holdings, Inc.	44,136
1,878	Innospec, Inc.	81,505
4,352	Intrepid Potash, Inc.*	4,308
1,329	Kaiser Aluminum Corp.	101,815
6,599	KapStone Paper and Packaging Corp.	67,574
749	KMG Chemicals, Inc.	16,066
1,591	Koppers Holdings, Inc.*	27,906
2,428	Kraton Performance Polymers, Inc.*	41,689
1,624	Kronos Worldwide, Inc.	10,345
11,038	Louisiana-Pacific Corp.*	175,394
1,529	LSB Industries, Inc.*	8,929
1,561	Materion Corp.	40,711
2,691	Minerals Technologies, Inc.	136,757
1,470	Multi Packaging Solutions International Ltd.*	22,550
1,890	Myers Industries, Inc.	22,737
1,296	Neenah Paper, Inc.	78,486
12,785	Olin Corp.	193,821
705	Olympic Steel, Inc.	7,558
3,630	OMNOVA Solutions, Inc.*	19,021
3,351	P. H. Glatfelter Co.	61,558
6,911	PolyOne Corp.	185,975
1,033	Quaker Chemical Corp.	80,378
3,151	Rayonier Advanced Materials, Inc.	23,538
1,778	Rentech, Inc.*	3,609
848	Ryerson Holding Corp.*	3,138
2,052	Schnitzer Steel Industries, Inc., Class A	30,041
2,361	Schweitzer-Mauduit International, Inc.	71,349
3,395	Senomyx, Inc.*	11,271
3,621	Sensient Technologies Corp.	208,135
6,204	Solazyme, Inc.*	9,678
1,495	Stepan Co.	74,272
9,352	Stillwater Mining Co.*	78,463
2,461	Summit Materials, Inc., Class A*	44,937
5,055	SunCoke Energy, Inc.	23,910
3,093	TimkenSteel Corp.	23,909
1,566	Trecora Resources*	15,127
1,942	Tredegar Corp.	26,664
888	Trinseo S.A.*	26,471
4,928	Tronox Ltd., Class A	25,527
154	United States Lime & Minerals, Inc.	8,190
1,130	US Concrete, Inc.*	60,737
1,480	Valhi, Inc.	1,924

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
3,721	Worthington Industries, Inc.	$115,760
		4,320,767
	Telecommunication Services — 0.8%

6,831	8x8, Inc.*	79,445
795	Atlantic Tele-Network, Inc.	57,192
2,838	Boingo Wireless, Inc.*	20,348
16,249	Cincinnati Bell, Inc.*	56,222
3,568	Cogent Communications Holdings, Inc.	130,946
3,914	Consolidated Communications Holdings, Inc.	91,548
1,616	FairPoint Communications, Inc.*	24,288
2,709	General Communication, Inc., Class A*	51,715
36,893	Globalstar, Inc.*	57,553
888	Hawaiian Telcom Holdco, Inc.*	21,339
1,296	IDT Corp., Class B	16,887
4,764	inContact, Inc.*	44,162
2,599	Inteliquent, Inc.	44,235
2,177	Intelsat S.A.*	3,744
6,365	Iridium Communications, Inc.*	44,109
1,763	Lumos Networks Corp.*	21,685
1,346	NTELOS Holdings Corp.*	12,370
4,632	ORBCOMM, Inc.*	40,391
1,006	pdvWireless, Inc.*	28,570
3,747	Shenandoah Telecommunications Co.	90,528
1,685	Spok Holdings, Inc.	29,858
725	Straight Path Communications, Inc., Class B*	23,099
14,386	Vonage Holdings Corp.*	77,253
7,813	Windstream Holdings, Inc.	58,754
		1,126,241
	Utilities — 3.7%

3,801	Abengoa Yield PLC	63,743
3,778	ALLETE, Inc.	200,310
2,927	American States Water Co.	124,134
607	Artesian Resources Corp., Class A	17,148
9,445	Atlantic Power Corp.	16,245
4,825	Avista Corp.	182,385
3,966	Black Hills Corp.	222,136
3,710	California Water Service Group	91,711
1,180	Chesapeake Utilities Corp.	73,514
4,687	Cleco Corp.	215,180
864	Connecticut Water Service, Inc.	36,020
1,142	Consolidated Water Co. Ltd.	12,413
9,341	Dynegy, Inc.*	94,157
3,130	El Paso Electric Co.	127,860
3,379	Empire District Electric Co. (The)	110,561
970	Genie Energy Ltd., Class B*	8,992
3,901	IDACORP, Inc.	276,815
3,357	Laclede Group, Inc. (The)	219,951
2,686	MGE Energy, Inc.	130,378
1,251	Middlesex Water Co.	35,053
6,631	New Jersey Resources Corp.	229,565
2,118	Northwest Natural Gas Co.	105,667
3,645	NorthWestern Corp.	216,404
2,674	NRG Yield, Inc., Class A	33,104
4,865	NRG Yield, Inc., Class C	63,586
4,075	ONE Gas, Inc.	236,268
2,882	Ormat Technologies, Inc.	109,977
2,905	Otter Tail Corp.	79,481
4,321	Pattern Energy Group, Inc.	73,371
6,104	Piedmont Natural Gas Co., Inc.	362,639
6,172	PNM Resources, Inc.	197,010
6,878	Portland General Electric Co.	261,708
1,227	SJW Corp.	44,491
5,302	South Jersey Industries, Inc.	134,936
3,630	Southwest Gas Corp.	221,430
233	Spark Energy, Inc., Class A	5,643
6,466	Talen Energy Corp.*	41,124
3,332	TerraForm Global, Inc., Class A	10,562
1,082	Unitil Corp.	42,555
1,601	Vivint Solar, Inc.*	12,632
3,853	WGL Holdings, Inc.	262,736
996	York Water Co. (The)	27,669
		5,031,264
	Total Common Stocks (Cost $129,079,112)	117,541,139

No. of Rights
	Rights — 0.1%
2	ANI Pharmaceuticals, Inc.*^(b)	—
11,283	Dyax Corp.*^(b)	12,524
49,993	Leap Wireless International, Inc.*^(b)	125,983
3,327	Omthera Pharmaceuticals, Inc., at $4.70*^(b)	—
	Total Rights (Cost $—)	138,507

No. of Warrants
Warrants — 0.0%‡
9,763	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(b)	—
	Total Warrants (Cost $—)	—

Principal Amount
	U.S. Government & Agency Security (a) — 16.1%
	U.S. Treasury Bill
$22,000,000	0.00%, due 04/28/16	21,989,278
	Total U.S. Government & Agency Security (Cost 21,989,278)	21,989,278

	Repurchase Agreements (a)(c) — 13.1%
17,890,364	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $17,890,510	17,890,364
	Total Repurchase Agreements (Cost $17,890,364)	17,890,364
	Total Investment Securities (Cost $168,958,754) — 115.0%	157,559,288
	Liabilities in excess of other assets — (15.0)%	(20,554,614)
	Net Assets — 100.0%	$137,004,674

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $146,692 or 0.11% of net assets.
‡	Amount represents less than 0.05%.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $49,143,824.

(b)	Security has been deemed illiquid at February 29, 2016.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

NOK	Norwegian Krone
REIT	Real Estate Investment Trust

See accompanying notes to schedules of portfolio investments.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,268,466
Aggregate gross unrealized depreciation	(24,755,808)
Net unrealized depreciation	$(12,487,342)
Federal income tax cost of investments	$170,046,630

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	99	03/18/16	$10,212,840	$300,764

Cash collateral in the amount of $534,600 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$46,965,739	11/07/16	Bank of America, N.A.	0.13%	Russell 2000® Index	$(3,164,797)
12,009,593	11/06/17	Citibank, N.A.	0.20%	Russell 2000® Index	(3,935,920)
3,606,437	11/06/17	Credit Suisse International	0.18%	Russell 2000® Index	(561,331)
3,158,787	11/06/17	Deutsche Bank AG	0.00%	iShares® Russell 2000 ETF	(489,525)
27,383,133	11/06/17	Deutsche Bank AG	0.20%	Russell 2000® Index	(4,585,983)
5,537,979	11/06/17	Goldman Sachs International	0.15%	Russell 2000® Index	58,544
2,173,269	11/06/17	Morgan Stanley & Co. International PLC	(0.07)%	iShares® Russell 2000 ETF	(336,113)
20,488,844	11/06/17	Morgan Stanley & Co. International PLC	0.18%	Russell 2000® Index	(1,316,651)
3,189,815	11/06/17	Societe Generale	0.43%	Russell 2000® Index	(1,886,489)
21,746,074	11/06/17	UBS AG	0.28%	Russell 2000® Index	(5,860,951)
$146,259,670					$(22,079,216)

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 86.3%
	Consumer Discretionary — 12.9%

373	American Public Education, Inc.*	$5,755
297	Arctic Cat, Inc.	5,192
583	Asbury Automotive Group, Inc.*	34,047
894	Barnes & Noble Education, Inc.*	9,548
1,417	Barnes & Noble, Inc.	13,745
2,022	Belmond Ltd., Class A*	18,582
422	Big 5 Sporting Goods Corp.	5,781
24	Biglari Holdings, Inc.*	8,849
473	BJ’s Restaurants, Inc.*	20,850
264	Blue Nile, Inc.	6,880
478	Bob Evans Farms, Inc.	20,511
1,830	Boyd Gaming Corp.*	31,696
644	Buckle, Inc. (The)	20,479
1	CalAtlantic Group, Inc.	32
1,001	Caleres, Inc.	28,368
2,057	Callaway Golf Co.	18,287
248	Capella Education Co.	11,468
1,556	Career Education Corp.*	3,921
599	Cato Corp. (The), Class A	21,684
465	Children’s Place, Inc. (The)	31,685
527	Core-Mark Holding Co., Inc.	38,803
1,686	Crocs, Inc.*	16,506
384	DineEquity, Inc.	35,125
706	Dorman Products, Inc.*	35,702
552	Drew Industries, Inc.	33,225
1,218	E.W. Scripps Co. (The), Class A	21,023
599	Ethan Allen Interiors, Inc.	17,089
1,645	Express, Inc.*	28,343
1,026	Finish Line, Inc. (The), Class A	18,694
1,248	Five Below, Inc.*	47,861
954	Francesca’s Holdings Corp.*	17,248
801	Fred’s, Inc., Class A	11,446
420	FTD Cos., Inc.*	9,765
917	G-III Apparel Group Ltd.*	48,372
2,633	Gannett Co., Inc.	40,180
505	Genesco, Inc.*	33,320
829	Gentherm, Inc.*	34,569
516	Group 1 Automotive, Inc.	28,772
1,079	Harte-Hanks, Inc.	3,334
460	Haverty Furniture Cos., Inc.	8,942
643	Helen of Troy Ltd.*	61,317
521	Hibbett Sports, Inc.*	18,496
1,108	Iconix Brand Group, Inc.*	9,640
381	Installed Building Products, Inc.*	8,512
895	Interval Leisure Group, Inc.	11,590
665	iRobot Corp.*	20,841
360	Kirkland’s, Inc.	5,144
1,149	La-Z-Boy, Inc.	27,978
542	Lithia Motors, Inc., Class A	50,254
620	Lumber Liquidators Holdings, Inc.*	7,025
564	M/I Homes, Inc.*	9,910
433	Marcus Corp. (The)	8,088
585	MarineMax, Inc.*	10,378
619	Marriott Vacations Worldwide Corp.	37,480
844	Meritage Homes Corp.*	27,405
244	Monarch Casino & Resort, Inc.*	4,909
731	Monro Muffler Brake, Inc.	49,978
420	Motorcar Parts of America, Inc.*	14,490
375	Movado Group, Inc.	10,954
668	Nutrisystem, Inc.	13,594
396	Outerwall, Inc.	12,351
334	Oxford Industries, Inc.	24,258
660	Papa John’s International, Inc.	38,379
271	Perry Ellis International, Inc.*	5,005
461	PetMed Express, Inc.	7,607
1,392	Pinnacle Entertainment, Inc.*	40,243
515	Popeyes Louisiana Kitchen, Inc.*	28,062
319	Red Robin Gourmet Burgers, Inc.*	20,767
877	Regis Corp.*	12,567
1,218	Rent-A-Center, Inc.	15,554
1,417	Ruby Tuesday, Inc.*	7,496
801	Ruth’s Hospitality Group, Inc.	14,074
609	Scholastic Corp.	21,333
1,144	Scientific Games Corp., Class A*	9,735
1,159	Select Comfort Corp.*	20,746
454	Sizmek, Inc.*	1,480
735	Sonic Automotive, Inc., Class A	14,075
1,139	Sonic Corp.	33,452
733	Stage Stores, Inc.	6,157
451	Standard Motor Products, Inc.	13,580
669	Stein Mart, Inc.	4,957
1,289	Steven Madden Ltd.*	45,373
253	Strayer Education, Inc.*	11,418
428	Sturm Ruger & Co., Inc.	30,093
529	Superior Industries International, Inc.	10,448
1,107	Tailored Brands, Inc.	17,092
1,445	Texas Roadhouse, Inc.	60,271
862	TopBuild Corp.*	23,257
1,014	Tuesday Morning Corp.*	6,824
1,289	Tumi Holdings, Inc.*	25,458
342	Unifi, Inc.*	7,664
332	Universal Electronics, Inc.*	17,643
482	Universal Technical Institute, Inc.	1,885
470	Vera Bradley, Inc.*	7,816
667	Vitamin Shoppe, Inc.*	18,403
456	VOXX International Corp.*	1,819
618	Winnebago Industries, Inc.	11,575
2,354	Wolverine World Wide, Inc.	44,561
783	World Wrestling Entertainment, Inc., Class A	13,092
457	Zumiez, Inc.*	9,442
		1,969,674
	Consumer Staples — 2.3%

597	Andersons, Inc. (The)	16,029
1,327	B&G Foods, Inc.	45,901
338	Calavo Growers, Inc.	18,103
710	Cal-Maine Foods, Inc.	37,900
226	Central Garden & Pet Co.*	3,148
748	Central Garden & Pet Co., Class A*	10,120
3,770	Darling Ingredients, Inc.*	33,968
390	Inter Parfums, Inc.	9,871
338	J&J Snack Foods Corp.	37,447
213	Medifast, Inc.	6,465
451	Sanderson Farms, Inc.	41,158
137	Seneca Foods Corp., Class A*	4,557
2	Snyder’s-Lance, Inc.	54
860	SpartanNash Co.	23,607
520	Universal Corp.	28,330
306	WD-40 Co.	33,048
		349,706
	Energy — 1.9%

1,589	Archrock, Inc.	6,340
1,346	Atwood Oceanics, Inc.	9,260
897	Basic Energy Services, Inc.*	1,570
1,144	Bill Barrett Corp.*	3,272
934	Bonanza Creek Energy, Inc.*	1,737
800	Bristow Group, Inc.	12,168
447	CARBO Ceramics, Inc.	8,936
1,241	Carrizo Oil & Gas, Inc.*	26,682
1,400	Cloud Peak Energy, Inc.*	2,380
399	Contango Oil & Gas Co.*	2,406
441	Era Group, Inc.*	4,066
804	Exterran Corp.*	10,967
301	Geospace Technologies Corp.*	3,362

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
815	Green Plains, Inc.	$11,084
306	Gulf Island Fabrication, Inc.	2,726
589	GulfMark Offshore, Inc., Class A*	2,115
2,258	Helix Energy Solutions Group, Inc.*	8,806
730	Hornbeck Offshore Services, Inc.*	6,271
608	Matrix Service Co.*	11,181
1,926	Newpark Resources, Inc.*	7,184
1,196	Northern Oil and Gas, Inc.*	3,995
918	PDC Energy, Inc.*	46,001
1,475	Pioneer Energy Services Corp.*	2,021
132	REX American Resources Corp.*	6,666
1,109	Rex Energy Corp.*	655
365	SEACOR Holdings, Inc.*	17,662
1,307	Stone Energy Corp.*	2,026
2,569	Synergy Resources Corp.*	16,056
893	Tesco Corp.	6,465
1,836	TETRA Technologies, Inc.*	9,253
1,074	Tidewater, Inc.	6,176
1,222	U.S. Silica Holdings, Inc.	23,450
1,154	Unit Corp.*	6,185
		289,124
	Financials — 19.9%

1,580	Acadia Realty Trust (REIT)	52,219
444	Agree Realty Corp. (REIT)	16,450
903	American Assets Trust, Inc. (REIT)	33,492
1,867	American Equity Investment Life Holding Co.	25,391
589	Ameris Bancorp	15,897
437	AMERISAFE, Inc.	22,506
2,076	Astoria Financial Corp.	30,912
968	Bank Mutual Corp.	7,231
466	Banner Corp.	18,505
1,820	BBCN Bancorp, Inc.	26,044
1,311	BofI Holding, Inc.*	24,293
1,914	Boston Private Financial Holdings, Inc.	20,212
1,606	Brookline Bancorp, Inc.	16,879
395	Calamos Asset Management, Inc., Class A	3,346
2,193	Capstead Mortgage Corp. (REIT)	21,294
737	Cardinal Financial Corp.	14,195
1,102	CareTrust REIT, Inc. (REIT)	12,552
582	Cash America International, Inc.	19,608
1,713	Cedar Realty Trust, Inc. (REIT)	11,700
717	Central Pacific Financial Corp.	14,290
1,365	Chesapeake Lodging Trust (REIT)	34,685
350	City Holding Co.	15,425
1,322	Columbia Banking System, Inc.	38,113
995	Community Bank System, Inc.	36,845
701	CoreSite Realty Corp. (REIT)	45,186
4,667	Cousins Properties, Inc. (REIT)	40,416
2,264	CVB Financial Corp.	35,160
4,593	DiamondRock Hospitality Co. (REIT)	40,878
700	Dime Community Bancshares, Inc.	11,921
736	EastGroup Properties, Inc. (REIT)	39,913
1,393	Education Realty Trust, Inc. (REIT)	55,232
382	eHealth, Inc.*	3,854
734	Employers Holdings, Inc.	20,376
538	Encore Capital Group, Inc.*	12,509
611	Enova International, Inc.*	3,532
905	Evercore Partners, Inc., Class A	42,236
1,186	EZCORP, Inc., Class A*	3,439
1,179	Financial Engines, Inc.	28,768
2,657	First BanCorp./Puerto Rico*	7,121
636	First Cash Financial Services, Inc.	26,820
2,036	First Commonwealth Financial Corp.	17,489
1,411	First Financial Bancorp	23,662
1,510	First Financial Bankshares, Inc.	39,879
1,784	First Midwest Bancorp, Inc./IL	29,793
362	First NBC Bank Holding Co.*	8,536
769	Forestar Group, Inc.*	7,498
881	Four Corners Property Trust, Inc. (REIT)	14,457
2,041	Franklin Street Properties Corp. (REIT)	19,410
1,688	GEO Group, Inc. (The) (REIT)	49,020
602	Getty Realty Corp. (REIT)	10,950
1,741	Glacier Bancorp, Inc.	41,471
1,628	Government Properties Income Trust (REIT)	24,160
1,076	Green Dot Corp., Class A*	22,230
624	Greenhill & Co., Inc.	14,389
731	Hanmi Financial Corp.	15,227
207	HCI Group, Inc.	7,274
2,303	Healthcare Realty Trust, Inc. (REIT)	66,810
788	HFF, Inc., Class A	19,724
1,396	Home BancShares, Inc./AR	55,170
931	Horace Mann Educators Corp.	28,684
600	Independent Bank Corp./MA	25,920
257	Infinity Property & Casualty Corp.	19,213
2,071	Inland Real Estate Corp. (REIT)	21,953
1,326	Interactive Brokers Group, Inc., Class A	45,309
352	INTL. FCStone, Inc.*	8,987
768	Investment Technology Group, Inc.	14,070
1,907	Kite Realty Group Trust (REIT)	51,336
1,003	LegacyTexas Financial Group, Inc.	17,803
163	LendingTree, Inc.*	14,404
4,846	Lexington Realty Trust (REIT)	37,508
814	LTC Properties, Inc. (REIT)	36,174
1,585	MB Financial, Inc.	48,374
5,443	Medical Properties Trust, Inc. (REIT)	62,976
3,211	National Penn Bancshares, Inc.	35,738
251	Navigators Group, Inc. (The)*	20,326
990	NBT Bancorp, Inc.	25,542
894	Northfield Bancorp, Inc.	14,045
2,329	Northwest Bancshares, Inc.	29,322
1,004	OFG Bancorp	5,843
2,621	Old National Bancorp/IN	29,250
858	Oritani Financial Corp.	14,517
1,865	Parkway Properties, Inc./MD (REIT)	24,972
1,583	Pennsylvania Real Estate Investment Trust (REIT)	30,330
804	Pinnacle Financial Partners, Inc.	37,281
348	Piper Jaffray Cos.*	14,738
1,103	PRA Group, Inc.*	26,913
1,216	ProAssurance Corp.	59,961
1,346	Provident Financial Services, Inc.	25,022
445	PS Business Parks, Inc. (REIT)	40,855
386	RE/MAX Holdings, Inc., Class A	12,375
2,277	Retail Opportunity Investments Corp. (REIT)	41,851
864	RLI Corp.	54,233
797	S&T Bancorp, Inc.	20,100
1,490	Sabra Health Care REIT, Inc. (REIT)	29,673
321	Safety Insurance Group, Inc.	17,755
262	Saul Centers, Inc. (REIT)	12,833
1,309	Selective Insurance Group, Inc.	43,956
644	Simmons First National Corp., Class A	26,526
540	Southside Bancshares, Inc.	12,647
2,732	Sterling Bancorp/DE	39,368
509	Stewart Information Services Corp.	17,179
1,985	Summit Hotel Properties, Inc. (REIT)	21,458
1,438	Talmer Bancorp, Inc., Class A	24,158
1,049	Texas Capital Bancshares, Inc.*	33,914
279	Tompkins Financial Corp.	15,755
2,176	TrustCo Bank Corp./NY	12,556
959	UMB Financial Corp.	47,097
1,481	United Bankshares, Inc./WV	51,894
1,331	United Community Banks, Inc./GA	23,040
482	United Fire Group, Inc.	19,434
409	United Insurance Holdings Corp.	7,980

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
280	Universal Health Realty Income Trust (REIT)	$14,515
741	Universal Insurance Holdings, Inc.	14,464
607	Urstadt Biddle Properties, Inc., Class A (REIT)	12,000
155	Virtus Investment Partners, Inc.	14,231
615	Walker & Dunlop, Inc.*	14,219
584	Westamerica Bancorp.	26,274
1,618	Wilshire Bancorp, Inc.	15,921
1,107	Wintrust Financial Corp.	47,048
194	World Acceptance Corp.*	7,126
		3,055,540
	Health Care — 11.1%

489	Abaxis, Inc.	19,179
893	Abiomed, Inc.*	71,449
675	Aceto Corp.	14,479
988	Acorda Therapeutics, Inc.*	32,317
274	Adeptus Health, Inc., Class A*	15,596
1,830	Affymetrix, Inc.*	25,693
819	Air Methods Corp.*	29,754
618	Albany Molecular Research, Inc.*	9,109
189	Almost Family, Inc.*	7,137
795	AMAG Pharmaceuticals, Inc.*	20,893
647	Amedisys, Inc.*	23,771
1,091	AMN Healthcare Services, Inc.*	31,017
284	Analogic Corp.	21,294
606	AngioDynamics, Inc.*	6,587
173	ANI Pharmaceuticals, Inc.*	5,719
335	Anika Therapeutics, Inc.*	15,119
721	Cambrex Corp.*	27,809
819	Cantel Medical Corp.	52,113
386	Chemed Corp.	49,601
241	Computer Programs & Systems, Inc.	13,655
589	CONMED Corp.	23,407
234	CorVel Corp.*	9,709
745	Cross Country Healthcare, Inc.*	9,245
579	CryoLife, Inc.	6,201
520	Cynosure, Inc., Class A*	21,148
1,384	Depomed, Inc.*	21,148
695	Emergent BioSolutions, Inc.*	23,512
300	Enanta Pharmaceuticals, Inc.*	8,517
1,092	Ensign Group, Inc. (The)	22,397
912	ExamWorks Group, Inc.*	26,539
574	Greatbatch, Inc.*	21,697
1,161	Haemonetics Corp.*	37,245
808	Hanger, Inc.*	2,012
799	HealthEquity, Inc.*	16,635
558	HealthStream, Inc.*	11,534
717	Healthways, Inc.*	7,550
1,968	HMS Holdings Corp.*	25,919
329	ICU Medical, Inc.*	30,235
1,517	Impax Laboratories, Inc.*	49,591
328	Inogen, Inc.*	11,211
660	Integra LifeSciences Holdings Corp.*	40,498
684	Invacare Corp.	8,283
1,917	Kindred Healthcare, Inc.	20,148
220	Landauer, Inc.	6,395
635	Lannett Co., Inc.*	15,977
296	LHC Group, Inc.*	10,546
415	Ligand Pharmaceuticals, Inc.*	38,296
877	Luminex Corp.*	16,382
586	Magellan Health, Inc.*	36,909
1,036	Masimo Corp.*	39,202
1,589	Medicines Co. (The)*	51,102
1,267	Medidata Solutions, Inc.*	43,712
957	Meridian Bioscience, Inc.	19,284
1,012	Merit Medical Systems, Inc.*	19,036
2,269	MiMedx Group, Inc.*	18,674
1,434	Momenta Pharmaceuticals, Inc.*	12,053
755	Natus Medical, Inc.*	27,422
3,054	Nektar Therapeutics*	34,113
855	Neogen Corp.*	42,109
1,123	NuVasive, Inc.*	46,941
811	Omnicell, Inc.*	22,197
697	PharMerica Corp.*	16,108
414	Phibro Animal Health Corp., Class A	11,451
1,207	Prestige Brands Holdings, Inc.*	59,022
289	Providence Service Corp. (The)*	13,730
1,017	Quality Systems, Inc.	15,814
753	Repligen Corp.*	19,375
548	Sagent Pharmaceuticals, Inc.*	7,771
2,401	Select Medical Holdings Corp.	23,506
1,356	Spectrum Pharmaceuticals, Inc.*	6,129
784	Supernus Pharmaceuticals, Inc.*	9,831
615	Surgical Care Affiliates, Inc.*	24,926
296	SurModics, Inc.*	5,523
284	U.S. Physical Therapy, Inc.	14,396
397	Vascular Solutions, Inc.*	11,934
734	Zeltiq Aesthetics, Inc.*	16,904
		1,703,442
	Industrials — 14.6%

929	AAON, Inc.	23,039
757	AAR Corp.	16,117
1,286	ABM Industries, Inc.	40,380
1,366	Actuant Corp., Class A	31,978
829	Aegion Corp.*	15,013
1,469	Aerojet Rocketdyne Holdings, Inc.*	22,814
473	Aerovironment, Inc.*	11,768
659	Albany International Corp., Class A	24,133
301	Allegiant Travel Co.	49,328
164	American Science & Engineering, Inc.	3,888
313	American Woodmark Corp.*	21,375
666	Apogee Enterprises, Inc.	26,593
900	Applied Industrial Technologies, Inc.	34,650
559	ArcBest Corp.	10,940
432	Astec Industries, Inc.	18,762
563	Atlas Air Worldwide Holdings, Inc.*	20,386
590	AZZ, Inc.	29,795
1,181	Barnes Group, Inc.	40,520
1,076	Brady Corp., Class A	28,116
1,012	Briggs & Stratton Corp.	21,525
1,119	Brink’s Co. (The)	32,731
334	CDI Corp.	1,630
637	Celadon Group, Inc.	5,714
699	Chart Industries, Inc.*	14,099
377	CIRCOR International, Inc.	15,114
853	Comfort Systems USA, Inc.	23,927
500	Cubic Corp.	17,570
290	DXP Enterprises, Inc.*	3,941
743	Dycom Industries, Inc.*	42,329
587	Echo Global Logistics, Inc.*	14,974
1,435	EMCOR Group, Inc.	65,823
473	Encore Wire Corp.	17,094
1,016	EnerSys	52,182
395	Engility Holdings, Inc.*	5,731
503	EnPro Industries, Inc.	26,096
591	ESCO Technologies, Inc.	21,093
856	Essendant, Inc.	25,226
589	Exponent, Inc.	27,500
1,422	Federal Signal Corp.	16,865
705	Forward Air Corp.	28,708
881	Franklin Electric Co., Inc.	26,298
458	G&K Services, Inc., Class A	30,365
1,119	General Cable Corp.	9,612
675	Gibraltar Industries, Inc.*	16,683
598	Greenbrier Cos., Inc. (The)	15,219
871	Griffon Corp.	12,943
1,832	Harsco Corp.	6,943

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,084	Hawaiian Holdings, Inc.*	$46,634
1,647	Healthcare Services Group, Inc.	58,436
1,383	Heartland Express, Inc.	25,447
396	Heidrick & Struggles International, Inc.	9,302
1,438	Hillenbrand, Inc.	40,437
817	Hub Group, Inc., Class A*	30,164
374	Insperity, Inc.	17,761
1,507	Interface, Inc.	23,961
667	John Bean Technologies Corp.	35,084
620	Kaman Corp.	27,243
680	Kelly Services, Inc., Class A	11,716
1,407	Knight Transportation, Inc.	34,092
1,172	Korn/Ferry International	33,308
258	Lindsay Corp.	18,679
390	Lydall, Inc.*	11,290
546	Marten Transport Ltd.	8,954
997	Matson, Inc.	39,970
753	Matthews International Corp., Class A	35,670
1,025	Mobile Mini, Inc.	29,458
763	Moog, Inc., Class A*	32,946
1,308	Mueller Industries, Inc.	34,296
472	MYR Group, Inc.*	10,587
111	National Presto Industries, Inc.	9,035
1,089	Navigant Consulting, Inc.*	16,531
1,087	On Assignment, Inc.*	35,882
624	Orion Marine Group, Inc.*	2,240
1,113	PGT, Inc.*	11,008
201	Powell Industries, Inc.	5,320
777	Quanex Building Products Corp.	13,380
850	Resources Connection, Inc.	11,789
692	Roadrunner Transportation Systems, Inc.*	8,069
571	Saia, Inc.*	14,989
939	Simpson Manufacturing Co., Inc.	31,870
1,161	SkyWest, Inc.	20,956
934	SPX Corp.	11,012
941	SPX FLOW, Inc.*	17,625
292	Standex International Corp.	20,566
1,227	TASER International, Inc.*	23,779
409	Tennant Co.	19,035
1,351	Tetra Tech, Inc.	37,193
998	Titan International, Inc.	5,060
707	Trex Co., Inc.*	30,450
960	TrueBlue, Inc.*	22,032
350	UniFirst Corp.	36,894
461	Universal Forest Products, Inc.	35,368
497	US Ecology, Inc.	18,389
186	Veritiv Corp.*	5,941
461	Viad Corp.	13,074
377	Vicor Corp.*	3,129
823	WageWorks, Inc.*	39,644
644	Watts Water Technologies, Inc., Class A	33,211
		2,236,436
	Information Technology — 14.7%

1,134	ADTRAN, Inc.	21,217
939	Advanced Energy Industries, Inc.*	28,010
347	Agilysys, Inc.*	3,626
649	Anixter International, Inc.*	27,797
332	Badger Meter, Inc.	21,809
202	Bel Fuse, Inc., Class B	3,000
1,156	Benchmark Electronics, Inc.*	25,027
352	Black Box Corp.	4,664
1,055	Blackbaud, Inc.	59,639
938	Blucora, Inc.*	5,769
872	Bottomline Technologies (de), Inc.*	24,599
1,548	Brooks Automation, Inc.	15,093
551	Cabot Microelectronics Corp.*	21,191
555	CACI International, Inc., Class A*	53,624
836	CalAmp Corp.*	15,282
1,027	Cardtronics, Inc.*	34,630
468	CEVA, Inc.*	9,177
965	Checkpoint Systems, Inc.	7,247
1,636	Ciber, Inc.*	3,272
1,458	Cirrus Logic, Inc.*	51,365
553	Coherent, Inc.*	46,784
568	Cohu, Inc.	6,481
370	Comtech Telecommunications Corp.	7,603
932	Cray, Inc.*	39,526
748	CSG Systems International, Inc.	28,394
747	CTS Corp.	10,802
885	Daktronics, Inc.	6,257
964	DHI Group, Inc.*	7,500
579	Digi International, Inc.*	4,916
890	Diodes, Inc.*	17,035
495	DSP Group, Inc.*	4,272
395	DTS, Inc.*	9,350
603	Ebix, Inc.	22,329
632	Electro Scientific Industries, Inc.*	4,506
1,092	Electronics For Imaging, Inc.*	43,254
739	Epiq Systems, Inc.	10,110
134	ePlus, Inc.*	10,062
1,108	Exar Corp.*	5,917
754	ExlService Holdings, Inc.*	35,506
696	Fabrinet*	19,871
398	FARO Technologies, Inc.*	12,756
228	Forrester Research, Inc.	7,095
1,742	Harmonic, Inc.*	5,836
841	Heartland Payment Systems, Inc.	78,650
1,203	II-VI, Inc.*	26,406
848	Insight Enterprises, Inc.*	22,133
397	Interactive Intelligence Group, Inc.*	11,882
867	Itron, Inc.*	34,541
1,392	Ixia*	15,883
1,429	Kopin Corp.*	2,729
1,618	Kulicke & Soffa Industries, Inc.*	18,283
559	Liquidity Services, Inc.*	2,611
510	Littelfuse, Inc.	57,946
1,128	LivePerson, Inc.*	5,787
574	LogMeIn, Inc.*	29,217
1,080	Lumentum Holdings, Inc.*	25,952
558	ManTech International Corp., Class A	16,255
755	Mercury Systems, Inc.*	12,337
881	Methode Electronics, Inc.	25,170
214	MicroStrategy, Inc., Class A*	34,430
1,219	MKS Instruments, Inc.	40,105
832	Monolithic Power Systems, Inc.	49,138
913	Monotype Imaging Holdings, Inc.	21,675
2,089	Monster Worldwide, Inc.*	6,225
339	MTS Systems Corp.	18,628
553	Nanometrics, Inc.*	7,676
721	NETGEAR, Inc.*	28,487
883	Newport Corp.*	20,106
1,396	NIC, Inc.	24,556
420	OSI Systems, Inc.*	25,355
464	Park Electrochemical Corp.	6,603
808	Perficient, Inc.*	14,584
764	Plexus Corp.*	27,802
650	Power Integrations, Inc.	29,790
1,149	Progress Software Corp.*	28,978
1,918	QLogic Corp.*	24,723
813	QuinStreet, Inc.*	2,415
2,667	Rambus, Inc.*	34,751
649	Rofin-Sinar Technologies, Inc.*	14,499
410	Rogers Corp.*	21,902
1,891	Rovi Corp.*	43,077
2,030	Ruckus Wireless, Inc.*	19,650
714	Rudolph Technologies, Inc.*	9,253
1,795	Sanmina Corp.*	36,977
612	ScanSource, Inc.*	22,883

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,485	Semtech Corp.*	$28,453
342	Stamps.com, Inc.*	40,537
837	Super Micro Computer, Inc.*	27,177
891	Sykes Enterprises, Inc.*	27,149
908	Synchronoss Technologies, Inc.*	25,433
1,937	Take-Two Interactive Software, Inc.*	69,713
858	Tangoe, Inc.*	6,941
376	TeleTech Holdings, Inc.	10,415
1,097	Tessera Technologies, Inc.	32,340
1,475	TTM Technologies, Inc.*	9,676
605	Ultratech, Inc.*	12,269
680	VASCO Data Security International, Inc.*	9,350
937	Veeco Instruments, Inc.*	17,381
1,019	ViaSat, Inc.*	74,397
5,311	Viavi Solutions, Inc.*	34,681
621	Virtusa Corp.*	21,983
540	XO Group, Inc.*	7,711
		2,257,856
	Materials — 3.8%

670	A. Schulman, Inc.	16,542
4,070	AK Steel Holding Corp.*	11,640
587	American Vanguard Corp.	7,402
721	Balchem Corp.	45,618
888	Boise Cascade Co.*	14,865
1,178	Calgon Carbon Corp.	16,516
1,134	Century Aluminum Co.*	8,108
4,154	Chemours Co. (The)	21,310
407	Clearwater Paper Corp.*	16,553
250	Deltic Timber Corp.	14,155
1,227	Flotek Industries, Inc.*	8,933
520	FutureFuel Corp.	6,666
1,157	H.B. Fuller Co.	44,533
218	Hawkins, Inc.	6,972
285	Haynes International, Inc.	8,778
1,691	Headwaters, Inc.*	29,795
440	Innophos Holdings, Inc.	12,751
552	Innospec, Inc.	23,957
1,290	Intrepid Potash, Inc.*	1,277
406	Kaiser Aluminum Corp.	31,104
1,962	KapStone Paper and Packaging Corp.	20,091
470	Koppers Holdings, Inc.*	8,244
698	Kraton Performance Polymers, Inc.*	11,985
449	LSB Industries, Inc.*	2,622
457	Materion Corp.	11,919
510	Myers Industries, Inc.	6,135
384	Neenah Paper, Inc.	23,255
209	Olympic Steel, Inc.	2,240
993	P. H. Glatfelter Co.	18,241
304	Quaker Chemical Corp.	23,654
981	Rayonier Advanced Materials, Inc.	7,328
697	Schweitzer-Mauduit International, Inc.	21,063
418	Stepan Co.	20,766
2,768	Stillwater Mining Co.*	23,224
1,464	SunCoke Energy, Inc.	6,925
870	TimkenSteel Corp.	6,725
568	Tredegar Corp.	7,799
308	US Concrete, Inc.*	16,555
		586,246
	Telecommunication Services — 1.0%

2,044	8x8, Inc.*	23,772
246	Atlantic Tele-Network, Inc.	17,697
4,803	Cincinnati Bell, Inc.*	16,618
942	Cogent Communications Holdings, Inc.	34,571
1,155	Consolidated Communications Holdings, Inc.	27,015
680	General Communication, Inc., Class A*	12,981
1,847	Iridium Communications, Inc.*	12,800
526	Lumos Networks Corp.*	6,470
480	Spok Holdings, Inc.	8,506
		160,430
	Utilities — 4.1%

1,047	ALLETE, Inc.	55,512
840	American States Water Co.	35,624
1,426	Avista Corp.	53,903
925	El Paso Electric Co.	37,786
992	Laclede Group, Inc. (The)	64,996
1,963	New Jersey Resources Corp.	67,959
626	Northwest Natural Gas Co.	31,231
1,102	NorthWestern Corp.	65,426
1,816	Piedmont Natural Gas Co., Inc.	107,889
1,581	South Jersey Industries, Inc.	40,236
1,085	Southwest Gas Corp.	66,185
		626,747
	Total Common Stocks (Cost $15,619,580)	13,235,201

Principal Amount
	Repurchase Agreements (a)(b) — 8.5%
$1,303,812	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,303,822	1,303,812
	Total Repurchase Agreements (Cost $1,303,812)	1,303,812
	Total Investment Securities (Cost $16,923,392) — 94.8%	14,539,013
	Other assets less liabilities — 5.2%	793,296
	Net Assets — 100.0%	$15,332,309

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $1,670,863.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$762,012
Aggregate gross unrealized depreciation	(3,205,861)
Net unrealized depreciation	$(2,443,849)
Federal income tax cost of investments	$16,982,862

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$2,280,243	01/08/18	Bank of America, N.A.	0.48%	S&P SmallCap 600®	$99,356
1,380,307	01/08/18	Citibank, N.A.	0.40%	S&P SmallCap 600®	20,574
2,809,905	01/08/18	Credit Suisse International	0.23%	S&P SmallCap 600®	130,906
129,637	11/06/17	Deutsche Bank AG	0.20%	iShares® Core S&P Small-Cap ETF	(14,923)
1,945,069	01/08/18	Deutsche Bank AG	0.20%	S&P SmallCap 600®	54,038
7,668,605	11/06/17	Morgan Stanley & Co. International PLC	0.58%	S&P SmallCap 600®	280,008
1,211,947	01/08/18	Societe Generale	0.83%	S&P SmallCap 600®	4,875
$17,425,713					$574,834

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 78.7%
	Consumer Discretionary — 10.2%

2,957	Advance Auto Parts, Inc.	$438,937
15,507	Amazon.com, Inc.*	8,567,928
3,076	AutoNation, Inc.*	158,322
1,227	AutoZone, Inc.*	950,397
6,729	Bed Bath & Beyond, Inc.*	322,656
12,026	Best Buy Co., Inc.	389,522
9,036	BorgWarner, Inc.	295,296
8,980	Cablevision Systems Corp., Class A	292,119
8,176	CarMax, Inc.*	378,222
18,565	Carnival Corp.	890,377
17,492	CBS Corp. (Non-Voting), Class B	846,263
1,256	Chipotle Mexican Grill, Inc.*	639,505
11,191	Coach, Inc.	435,778
98,496	Comcast Corp., Class A	5,686,174
13,232	D.R. Horton, Inc.	353,559
4,649	Darden Restaurants, Inc.	296,978
11,299	Delphi Automotive PLC	753,417
6,031	Discovery Communications, Inc., Class A*	150,775
10,403	Discovery Communications, Inc., Class C*	256,434
11,733	Dollar General Corp.	871,175
9,472	Dollar Tree, Inc.*	760,131
4,749	Expedia, Inc.	494,418
157,225	Ford Motor Co.	1,966,885
4,258	GameStop Corp., Class A	131,232
9,243	Gap, Inc. (The)	255,569
4,762	Garmin Ltd.	192,909
57,122	General Motors Co.	1,681,672
6,083	Genuine Parts Co.	548,382
10,851	Goodyear Tire & Rubber Co. (The)	326,832
9,517	H&R Block, Inc.	312,919
15,808	Hanesbrands, Inc.	450,370
7,734	Harley-Davidson, Inc.	333,877
2,867	Harman International Industries, Inc.	219,842
4,527	Hasbro, Inc.	343,463
51,144	Home Depot, Inc. (The)	6,347,993
16,386	Interpublic Group of Cos., Inc. (The)	350,497
26,122	Johnson Controls, Inc.	952,408
7,659	Kohl’s Corp.	357,446
10,276	L Brands, Inc.	871,302
5,489	Leggett & Platt, Inc.	245,139
7,218	Lennar Corp., Class A	302,723
36,911	Lowe’s Cos., Inc.	2,492,600
12,685	Macy’s, Inc.	548,119
7,776	Marriott International, Inc., Class A	529,934
13,691	Mattel, Inc.	445,231
37,042	McDonald’s Corp.	4,340,952
7,427	Michael Kors Holdings Ltd.*	420,740
2,562	Mohawk Industries, Inc.*	460,468
17,238	Netflix, Inc.*	1,610,202
10,775	Newell Rubbermaid, Inc.	409,558
15,388	News Corp., Class A	166,498
4,344	News Corp., Class B	49,565
54,431	NIKE, Inc., Class B	3,352,405
5,488	Nordstrom, Inc.	281,644
9,775	Omnicom Group, Inc.	760,593
3,981	O’Reilly Automotive, Inc.*	1,036,334
2,005	Priceline Group, Inc. (The)*	2,536,746
12,815	PulteGroup, Inc.	220,290
3,327	PVH Corp.	263,332
2,373	Ralph Lauren Corp.	215,373
16,340	Ross Stores, Inc.	898,373
6,926	Royal Caribbean Cruises Ltd.	515,087
3,812	Scripps Networks Interactive, Inc., Class A	225,823
3,211	Signet Jewelers Ltd.	348,072
25,963	Staples, Inc.	245,350
59,888	Starbucks Corp.	3,486,080
6,805	Starwood Hotels & Resorts Worldwide, Inc.	470,294
24,848	Target Corp.	1,949,326
8,944	TEGNA, Inc.	220,380
4,501	Tiffany & Co.	292,475
11,419	Time Warner Cable, Inc.	2,179,430
32,249	Time Warner, Inc.	2,134,884
27,008	TJX Cos., Inc. (The)	2,001,293
5,415	Tractor Supply Co.	457,947
4,562	TripAdvisor, Inc.*	285,581
47,227	Twenty-First Century Fox, Inc., Class A	1,276,074
17,397	Twenty-First Century Fox, Inc., Class B	472,503
7,263	Under Armour, Inc., Class A*	607,840
3,506	Urban Outfitters, Inc.*	92,874
13,752	VF Corp.	895,393
14,008	Viacom, Inc., Class B	516,195
61,351	Walt Disney Co. (The)	5,860,247
3,154	Whirlpool Corp.	489,879
4,682	Wyndham Worldwide Corp.	341,037
3,273	Wynn Resorts Ltd.	269,957
16,481	Yum! Brands, Inc.	1,194,378
		88,287,199
	Consumer Staples — 8.4%

79,086	Altria Group, Inc.	4,869,325
24,069	Archer-Daniels-Midland Co.	841,452
4,096	Brown-Forman Corp., Class B	403,333
7,241	Campbell Soup Co.	447,132
5,291	Church & Dwight Co., Inc.	480,211
5,206	Clorox Co. (The)	658,143
157,878	Coca-Cola Co. (The)	6,809,278
8,424	Coca-Cola Enterprises, Inc.	408,648
36,180	Colgate-Palmolive Co.	2,374,855
17,459	ConAgra Foods, Inc.	734,326
6,981	Constellation Brands, Inc., Class A	987,323
17,647	Costco Wholesale Corp.	2,647,579
44,671	CVS Health Corp.	4,340,681
7,620	Dr. Pepper Snapple Group, Inc.	697,459
8,981	Estee Lauder Cos., Inc. (The), Class A	820,235
24,109	General Mills, Inc.	1,418,815
5,797	Hershey Co. (The)	526,889
10,879	Hormel Foods Corp.	462,466
4,832	J.M. Smucker Co. (The)	616,418
10,295	Kellogg Co.	762,036
4,684	Keurig Green Mountain, Inc.	430,647
14,641	Kimberly-Clark Corp.	1,907,722
23,979	Kraft Heinz Co. (The)	1,846,863
39,264	Kroger Co. (The)	1,567,026
4,690	McCormick & Co., Inc. (Non-Voting)	437,389
7,516	Mead Johnson Nutrition Co.	554,380
7,320	Molson Coors Brewing Co., Class B	624,176
64,099	Mondelez International, Inc., Class A	2,597,932
6,052	Monster Beverage Corp.*	759,526
58,768	PepsiCo, Inc.	5,748,686
62,489	Philip Morris International, Inc.	5,688,374
109,738	Procter & Gamble Co. (The)	8,810,864
33,431	Reynolds American, Inc.	1,685,925
21,175	Sysco Corp.	934,453
11,921	Tyson Foods, Inc., Class A	771,885
35,136	Walgreens Boots Alliance, Inc.	2,773,636
63,281	Wal-Mart Stores, Inc.	4,198,062

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,761	Whole Foods Market, Inc.	$430,857
		73,075,007
	Energy — 5.2%

20,499	Anadarko Petroleum Corp.	777,937
15,250	Apache Corp.	583,770
17,592	Baker Hughes, Inc.	754,169
18,474	Cabot Oil & Gas Corp.	371,882
2,794	California Resources Corp.	1,571
7,713	Cameron International Corp.*	505,664
20,872	Chesapeake Energy Corp.	54,476
75,913	Chevron Corp.	6,334,181
3,810	Cimarex Energy Co.	320,154
15,695	Columbia Pipeline Group, Inc.	284,864
5,208	Concho Resources, Inc.*	469,970
49,803	ConocoPhillips	1,684,836
9,242	CONSOL Energy, Inc.	79,758
20,578	Devon Energy Corp.	404,975
2,600	Diamond Offshore Drilling, Inc.	52,026
9,503	Ensco PLC, Class A	82,391
22,170	EOG Resources, Inc.	1,435,286
6,158	EQT Corp.	343,247
167,919	Exxon Mobil Corp.	13,458,708
9,197	FMC Technologies, Inc.*	225,602
34,518	Halliburton Co.	1,114,241
4,344	Helmerich & Payne, Inc.	230,102
10,543	Hess Corp.	459,675
73,807	Kinder Morgan, Inc.	1,335,169
27,321	Marathon Oil Corp.	224,305
21,499	Marathon Petroleum Corp.	736,341
6,522	Murphy Oil Corp.	112,048
15,155	National Oilwell Varco, Inc.	443,587
6,519	Newfield Exploration Co.*	177,512
17,163	Noble Energy, Inc.	506,309
30,803	Occidental Petroleum Corp.	2,119,862
8,444	ONEOK, Inc.	202,656
19,151	Phillips 66	1,520,398
6,508	Pioneer Natural Resources Co.	784,409
6,833	Range Resources Corp.	162,147
50,871	Schlumberger Ltd.	3,648,468
15,509	Southwestern Energy Co.*	89,642
27,086	Spectra Energy Corp.	790,911
4,852	Tesoro Corp.	391,459
13,788	Transocean Ltd.	119,266
19,424	Valero Energy Corp.	1,166,994
27,522	Williams Cos., Inc. (The)	440,077
		45,001,045
	Financials — 12.3%

2,183	Affiliated Managers Group, Inc.*	302,760
17,210	Aflac, Inc.	1,024,339
15,619	Allstate Corp. (The)	991,182
33,744	American Express Co.	1,875,492
49,902	American International Group, Inc.	2,505,080
17,088	American Tower Corp. (REIT)	1,575,514
7,021	Ameriprise Financial, Inc.	589,413
11,051	Aon PLC	1,053,050
6,310	Apartment Investment & Management Co., Class A (REIT)	231,009
2,657	Assurant, Inc.	188,913
5,522	AvalonBay Communities, Inc. (REIT)	947,796
420,008	Bank of America Corp.	5,258,500
44,089	Bank of New York Mellon Corp. (The)	1,560,310
31,470	BB&T Corp.	1,012,075
75,573	Berkshire Hathaway, Inc., Class B*	10,139,629
5,098	BlackRock, Inc.	1,590,372
6,191	Boston Properties, Inc. (REIT)	706,641
21,460	Capital One Financial Corp.	1,410,566
11,725	CBRE Group, Inc., Class A*	297,932
48,330	Charles Schwab Corp. (The)	1,210,667
18,595	Chubb Ltd.	2,148,236
5,945	Cincinnati Financial Corp.	375,367
120,160	Citigroup, Inc.	4,668,216
21,286	Citizens Financial Group, Inc.	409,330
13,644	CME Group, Inc.	1,247,607
7,131	Comerica, Inc.	240,885
13,467	Crown Castle International Corp. (REIT)	1,164,895
17,242	Discover Financial Services	800,374
11,816	E*TRADE Financial Corp.*	277,203
2,760	Equinix, Inc. (REIT)	838,184
14,694	Equity Residential (REIT)	1,094,556
2,665	Essex Property Trust, Inc. (REIT)	557,731
4,980	Extra Space Storage, Inc. (REIT)	409,107
2,797	Federal Realty Investment Trust (REIT)	414,124
32,044	Fifth Third Bancorp	488,991
15,289	Franklin Resources, Inc.	548,111
23,484	General Growth Properties, Inc. (REIT)	646,280
16,002	Goldman Sachs Group, Inc. (The)	2,392,779
16,523	Hartford Financial Services Group, Inc. (The)	695,949
18,754	HCP, Inc. (REIT)	554,743
30,315	Host Hotels & Resorts, Inc. (REIT)	464,123
32,131	Huntington Bancshares, Inc./OH	281,146
4,793	Intercontinental Exchange, Inc.	1,142,939
17,100	Invesco Ltd.	457,254
7,747	Iron Mountain, Inc. (REIT)	227,607
148,483	JPMorgan Chase & Co.	8,359,593
33,692	KeyCorp	355,451
16,668	Kimco Realty Corp. (REIT)	445,869
4,341	Legg Mason, Inc.	123,979
13,450	Leucadia National Corp.	194,353
9,983	Lincoln National Corp.	364,679
11,293	Loews Corp.	410,501
6,450	M&T Bank Corp.	661,448
5,426	Macerich Co. (The) (REIT)	429,088
21,045	Marsh & McLennan Cos., Inc.	1,200,617
10,899	McGraw Hill Financial, Inc.	978,076
44,841	MetLife, Inc.	1,773,910
6,943	Moody’s Corp.	616,538
60,914	Morgan Stanley	1,504,576
4,634	Nasdaq, Inc.	293,286
14,612	Navient Corp.	158,248
8,772	Northern Trust Corp.	520,881
12,511	People’s United Financial, Inc.	182,786
20,485	PNC Financial Services Group, Inc. (The)	1,665,635
10,981	Principal Financial Group, Inc.	415,192
23,577	Progressive Corp. (The)	752,578
21,146	Prologis, Inc. (REIT)	813,275
18,113	Prudential Financial, Inc.	1,197,088
5,933	Public Storage (REIT)	1,480,224
10,072	Realty Income Corp. (REIT)	589,615
52,658	Regions Financial Corp.	395,988
12,477	Simon Property Group, Inc. (REIT)	2,367,261
4,025	SL Green Realty Corp. (REIT)	354,925
16,277	State Street Corp.	891,654
20,561	SunTrust Banks, Inc.	682,214
33,638	Synchrony Financial*	906,544
10,125	T. Rowe Price Group, Inc.	699,739
4,623	Torchmark Corp.	236,790
12,270	Travelers Cos., Inc. (The)	1,319,270
66,324	U.S. Bancorp	2,554,800
9,825	Unum Group	280,307

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
13,434	Ventas, Inc. (REIT)	$747,871
7,152	Vornado Realty Trust (REIT)	617,647
187,487	Wells Fargo & Co.	8,796,890
14,279	Welltower, Inc. (REIT)	910,715
31,797	Weyerhaeuser Co. (REIT)	826,086
5,547	Willis Towers Watson PLC	628,586
12,009	XL Group PLC	412,869
8,244	Zions Bancorp.	175,762
		106,310,381
	Health Care — 11.6%

60,168	Abbott Laboratories	2,330,908
65,938	AbbVie, Inc.	3,600,874
14,062	Aetna, Inc.	1,527,555
13,368	Agilent Technologies, Inc.	499,295
9,086	Alexion Pharmaceuticals, Inc.*	1,279,309
15,895	Allergan PLC*	4,611,298
7,881	AmerisourceBergen Corp.	682,652
30,429	Amgen, Inc.	4,329,438
10,533	Anthem, Inc.	1,376,558
23,535	Baxalta, Inc.	906,568
22,067	Baxter International, Inc.	871,867
8,505	Becton, Dickinson and Co.	1,254,062
8,994	Biogen, Inc.*	2,333,223
54,262	Boston Scientific Corp.*	921,369
67,292	Bristol-Myers Squibb Co.	4,167,394
2,984	C.R. Bard, Inc.	574,062
13,267	Cardinal Health, Inc.	1,083,914
31,690	Celgene Corp.*	3,195,303
12,280	Cerner Corp.*	627,017
10,387	Cigna Corp.	1,450,129
6,720	DaVita HealthCare Partners, Inc.*	443,318
9,729	DENTSPLY International, Inc.	593,080
8,703	Edwards Lifesciences Corp.*	757,161
39,371	Eli Lilly & Co.	2,834,712
8,397	Endo International PLC*	351,079
27,280	Express Scripts Holding Co.*	1,919,966
58,132	Gilead Sciences, Inc.	5,072,017
12,665	HCA Holdings, Inc.*	876,545
3,343	Henry Schein, Inc.*	553,099
5,977	Humana, Inc.	1,057,750
5,901	Illumina, Inc.*	886,566
1,505	Intuitive Surgical, Inc.*	847,405
111,610	Johnson & Johnson	11,742,488
4,078	Laboratory Corp. of America Holdings*	447,928
4,675	Mallinckrodt PLC*	304,015
9,286	McKesson Corp.	1,445,087
56,715	Medtronic PLC	4,389,174
112,684	Merck & Co., Inc.	5,657,864
16,658	Mylan N.V.*	750,776
3,368	Patterson Cos., Inc.	146,306
4,517	PerkinElmer, Inc.	213,473
5,901	Perrigo Co. PLC	745,001
249,004	Pfizer, Inc.	7,387,949
5,783	Quest Diagnostics, Inc.	384,743
3,131	Regeneron Pharmaceuticals, Inc.*	1,202,367
11,397	St. Jude Medical, Inc.	611,905
12,736	Stryker Corp.	1,272,072
4,024	Tenet Healthcare Corp.*	99,876
16,103	Thermo Fisher Scientific, Inc.	2,080,347
38,443	UnitedHealth Group, Inc.	4,578,561
3,679	Universal Health Services, Inc., Class B	406,051
3,907	Varian Medical Systems, Inc.*	305,606
9,910	Vertex Pharmaceuticals, Inc.*	847,206
3,290	Waters Corp.*	395,820
7,214	Zimmer Biomet Holdings, Inc.	698,387
18,473	Zoetis, Inc.	758,501
		100,686,996
	Industrials — 8.0%

24,834	3M Co.	3,895,710
6,657	ADT Corp. (The)	268,743
3,866	Allegion PLC	243,558
25,426	American Airlines Group, Inc.	1,042,466
9,592	AMETEK, Inc.	445,165
25,403	Boeing Co. (The)	3,002,127
5,795	C.H. Robinson Worldwide, Inc.	404,665
23,482	Caterpillar, Inc.	1,589,731
3,532	Cintas Corp.	296,653
39,327	CSX Corp.	949,354
6,629	Cummins, Inc.	646,792
24,047	Danaher Corp.	2,146,676
12,575	Deere & Co.	1,008,263
31,725	Delta Air Lines, Inc.	1,530,414
6,249	Dover Corp.	379,814
1,453	Dun & Bradstreet Corp. (The)	139,183
18,670	Eaton Corp. PLC	1,058,776
26,401	Emerson Electric Co.	1,289,161
4,781	Equifax, Inc.	501,431
7,516	Expeditors International of Washington, Inc.	344,082
11,681	Fastenal Co.	529,032
10,597	FedEx Corp.	1,450,517
5,280	Flowserve Corp.	221,866
5,710	Fluor Corp.	262,888
11,984	General Dynamics Corp.	1,633,060
380,695	General Electric Co.	11,093,452
31,084	Honeywell International, Inc.	3,150,363
13,200	Illinois Tool Works, Inc.	1,244,100
10,532	Ingersoll-Rand PLC	585,158
3,651	J.B. Hunt Transport Services, Inc.	278,535
4,942	Jacobs Engineering Group, Inc.*	191,008
4,400	Kansas City Southern	359,524
3,163	L-3 Communications Holdings, Inc.	371,052
10,657	Lockheed Martin Corp.	2,299,674
13,570	Masco Corp.	382,674
14,685	Nielsen Holdings PLC	739,243
12,043	Norfolk Southern Corp.	881,186
7,358	Northrop Grumman Corp.	1,414,355
14,262	PACCAR, Inc.	734,493
5,484	Parker-Hannifin Corp.	554,981
7,268	Pentair PLC	346,756
7,952	Pitney Bowes, Inc.	144,090
6,440	Quanta Services, Inc.*	130,668
12,149	Raytheon Co.	1,504,654
9,663	Republic Services, Inc.	441,599
5,356	Robert Half International, Inc.	210,973
5,328	Rockwell Automation, Inc.	554,591
5,304	Rockwell Collins, Inc.	464,471
4,061	Roper Technologies, Inc.	681,964
2,157	Ryder System, Inc.	122,345
2,342	Snap-on, Inc.	338,817
26,235	Southwest Airlines Co.	1,100,558
6,040	Stanley Black & Decker, Inc.	567,820
3,429	Stericycle, Inc.*	390,666
11,040	Textron, Inc.	377,016
17,054	Tyco International PLC	599,960
34,448	Union Pacific Corp.	2,716,569
15,042	United Continental Holdings, Inc.*	861,305
28,082	United Parcel Service, Inc., Class B	2,711,317
3,747	United Rentals, Inc.*	193,233
31,375	United Technologies Corp.	3,031,452
6,287	Verisk Analytics, Inc.*	457,945

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
2,329	W.W. Grainger, Inc.	$505,160
16,749	Waste Management, Inc.	935,432
7,231	Xylem, Inc.	270,512
		69,219,798
	Information Technology — 16.0%

25,205	Accenture PLC, Class A	2,527,053
20,347	Activision Blizzard, Inc.	644,389
20,118	Adobe Systems, Inc.*	1,713,048
7,181	Akamai Technologies, Inc.*	387,559
2,470	Alliance Data Systems Corp.*	519,021
11,750	Alphabet, Inc., Class A*	8,427,335
11,983	Alphabet, Inc., Class C*	8,361,378
12,439	Amphenol Corp., Class A	660,138
12,588	Analog Devices, Inc.	667,038
224,895	Apple, Inc.	21,745,098
46,352	Applied Materials, Inc.	874,662
9,122	Autodesk, Inc.*	471,972
18,604	Automatic Data Processing, Inc.	1,575,573
15,683	Broadcom Ltd.	2,101,052
11,931	CA, Inc.	349,459
204,748	Cisco Systems, Inc.	5,360,303
6,202	Citrix Systems, Inc.*	438,171
24,524	Cognizant Technology Solutions Corp., Class A*	1,397,378
44,875	Corning, Inc.	821,212
5,557	CSRA, Inc.	144,204
44,557	eBay, Inc.*	1,060,457
12,536	Electronic Arts, Inc.*	805,313
78,202	EMC Corp.	2,043,418
2,837	F5 Networks, Inc.*	272,834
91,579	Facebook, Inc., Class A*	9,791,627
11,188	Fidelity National Information Services, Inc.	651,701
3,050	First Solar, Inc.*	219,203
9,220	Fiserv, Inc.*	881,709
5,575	FLIR Systems, Inc.	172,602
5,020	Harris Corp.	391,660
72,533	Hewlett Packard Enterprise Co.	962,513
72,866	HP, Inc.	778,938
190,345	Intel Corp.	5,632,309
36,005	International Business Machines Corp.	4,717,735
10,646	Intuit, Inc.	1,028,829
14,315	Juniper Networks, Inc.	353,580
6,290	KLA-Tencor Corp.	426,085
6,393	Lam Research Corp.	468,607
9,645	Linear Technology Corp.	420,715
39,947	MasterCard, Inc., Class A	3,472,193
8,196	Microchip Technology, Inc.	364,640
43,798	Micron Technology, Inc.*	465,573
322,206	Microsoft Corp.	16,393,841
6,478	Motorola Solutions, Inc.	476,068
11,792	NetApp, Inc.	292,913
20,613	NVIDIA Corp.	646,424
129,140	Oracle Corp.	4,749,769
12,947	Paychex, Inc.	665,346
44,846	PayPal Holdings, Inc.*	1,710,426
5,699	Qorvo, Inc.*	256,911
60,634	QUALCOMM, Inc.	3,079,601
7,375	Red Hat, Inc.*	481,956
25,178	salesforce.com, Inc.*	1,705,810
8,094	SanDisk Corp.	584,872
12,062	Seagate Technology PLC	378,264
7,715	Skyworks Solutions, Inc.	512,662
27,249	Symantec Corp.	526,178
15,587	TE Connectivity Ltd.	887,212
5,370	Teradata Corp.*	133,982
40,920	Texas Instruments, Inc.	2,169,578
6,828	Total System Services, Inc.	297,564
3,959	VeriSign, Inc.*	334,496
78,510	Visa, Inc., Class A	5,683,339
9,343	Western Digital Corp.	406,701
20,379	Western Union Co. (The)	372,121
38,382	Xerox Corp.	368,851
10,361	Xilinx, Inc.	489,246
35,043	Yahoo!, Inc.*	1,114,017
		139,286,432
	Materials — 2.2%

7,819	Air Products & Chemicals, Inc.	1,035,783
2,616	Airgas, Inc.	370,217
52,844	Alcoa, Inc.	471,897
3,675	Avery Dennison Corp.	239,316
5,499	Ball Corp.	364,199
9,400	CF Industries Holdings, Inc.	342,724
45,361	Dow Chemical Co. (The)	2,204,998
35,351	E.I. du Pont de Nemours & Co.	2,151,815
5,993	Eastman Chemical Co.	384,451
10,720	Ecolab, Inc.	1,099,336
5,386	FMC Corp.	202,729
50,426	Freeport-McMoRan, Inc.	384,750
3,241	International Flavors & Fragrances, Inc.	334,763
16,721	International Paper Co.	596,940
14,507	LyondellBasell Industries N.V., Class A	1,163,606
2,670	Martin Marietta Materials, Inc.	380,795
17,739	Monsanto Co.	1,596,333
13,523	Mosaic Co. (The)	360,388
21,348	Newmont Mining Corp.	551,419
12,894	Nucor Corp.	507,250
6,485	Owens-Illinois, Inc.*	97,016
10,866	PPG Industries, Inc.	1,048,895
11,488	Praxair, Inc.	1,169,363
7,967	Sealed Air Corp.	364,331
3,194	Sherwin-Williams Co. (The)	863,977
5,373	Vulcan Materials Co.	529,402
10,367	WestRock Co.	350,094
		19,166,787
	Telecommunication Services — 2.2%

248,154	AT&T, Inc.	9,169,290
22,140	CenturyLink, Inc.	677,262
47,121	Frontier Communications Corp.	254,925
11,645	Level 3 Communications, Inc.*	565,365
164,130	Verizon Communications, Inc.	8,326,315
		18,993,157
	Utilities — 2.6%

27,137	AES Corp.	265,943
4,845	AGL Resources, Inc.	313,229
9,791	Ameren Corp.	459,687
19,794	American Electric Power Co., Inc.	1,222,280
17,358	CenterPoint Energy, Inc.	323,380
11,173	CMS Energy Corp.	442,004
11,828	Consolidated Edison, Inc.	828,078
24,011	Dominion Resources, Inc.	1,678,849
7,236	DTE Energy Co.	608,692
27,765	Duke Energy Corp.	2,062,384
13,144	Edison International	895,895
7,200	Entergy Corp.	519,912
12,793	Eversource Energy	694,660
37,088	Exelon Corp.	1,167,901
17,066	FirstEnergy Corp.	571,199
18,576	NextEra Energy, Inc.	2,095,744
12,855	NiSource, Inc.	276,125

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,677	NRG Energy, Inc.	$136,658
10,231	Pepco Holdings, Inc.	267,848
19,779	PG&E Corp.	1,122,063
4,472	Pinnacle West Capital Corp.	307,808
27,102	PPL Corp.	948,299
20,408	Public Service Enterprise Group, Inc.	870,605
5,765	SCANA Corp.	374,840
9,514	Sempra Energy	918,196
36,663	Southern Co. (The)	1,766,423
9,491	TECO Energy, Inc.	260,718
12,730	WEC Energy Group, Inc.	717,336
20,472	Xcel Energy, Inc.	809,463
		22,926,219
	Total Common Stocks (Cost $770,156,992)	682,953,021

Principal Amount
	Repurchase Agreements (a)(b) — 11.3%
$97,952,117	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $97,952,917	97,952,117
	Total Repurchase Agreements (Cost $97,952,117)	97,952,117
	Total Investment Securities (Cost $868,109,109) — 90.0%	780,905,138
	Other assets less liabilities — 10.0%	87,063,185
	Net Assets — 100.0%	$867,968,323

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $376,368,596.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT	Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,202,608
Aggregate gross unrealized depreciation	(99,862,896)
Net unrealized depreciation	$(95,660,288)
Federal income tax cost of investments	$876,565,426

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	611	03/18/16	$58,915,675	$1,604,388

Cash collateral in the amount of $3,192,475 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$6,176,955	01/08/18	Bank of America, N.A.	0.53%	S&P 500®	$(6,894,086)
9,967,620	11/06/17	Bank of America, N.A.	0.43%	SPDR® S&P 500® ETF Trust	(448,123)
67,971,784	11/07/16	Citibank, N.A.	0.75%	S&P 500®	32,327,548
18,937,370	01/08/18	Credit Suisse International	0.88%	S&P 500®	548,398
4,282,189	11/07/16	Deutsche Bank AG	0.48%	SPDR® S&P 500® ETF Trust	(62,844)
683,415,182	11/06/17	Deutsche Bank AG	0.60%	S&P 500®	22,215,810
7,476,790	11/06/17	Goldman Sachs International	0.46%	SPDR® S&P 500® ETF Trust	(625,738)
132,652,723	11/06/17	Goldman Sachs International	0.55%	S&P 500®	5,365,541
4,075,055	11/06/17	Morgan Stanley & Co. International PLC	0.73%	SPDR® S&P 500® ETF Trust	(329,390)
745,835,156	11/06/17	Morgan Stanley & Co. International PLC	0.63%	S&P 500®	23,210,537
128,828,936	11/06/17	Societe Generale	0.48%	S&P 500®	23,349,819
52,342,580	11/06/17	UBS AG	0.78%	S&P 500®	436,929
$1,861,962,340					$99,094,401

(1)              Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.6%
	Consumer Discretionary — 15.9%

101,284	Amazon.com, Inc.*	$55,961,435
36,069	Bed Bath & Beyond, Inc.*	1,729,509
24,253	Charter Communications, Inc., Class A*	4,354,869
527,592	Comcast Corp., Class A	30,457,886
74,349	Ctrip.com International Ltd. (ADR)*	3,042,361
32,301	Discovery Communications, Inc., Class A*	807,525
59,299	Discovery Communications, Inc., Class C*	1,461,720
48,573	DISH Network Corp., Class A*	2,289,245
50,729	Dollar Tree, Inc.*	4,071,002
29,766	Expedia, Inc.	3,098,938
188,365	JD.com, Inc. (ADR)*	4,842,864
127,565	Liberty Global PLC*	4,587,237
54,612	Liberty Global PLC, Class A*	2,011,906
101,035	Liberty Interactive Corp. QVC Group, Class A*	2,564,268
22,053	Liberty Media Corp., Class A*	785,528
48,020	Liberty Media Corp., Class C*	1,675,898
29,120	Liberty Ventures*	1,068,413
55,554	Marriott International, Inc., Class A	3,786,005
73,321	Mattel, Inc.	2,384,399
92,350	Netflix, Inc.*	8,626,414
49,584	Norwegian Cruise Line Holdings Ltd.*	2,436,062
21,308	O’Reilly Automotive, Inc.*	5,546,899
10,760	Priceline Group, Inc. (The)*	13,613,660
88,171	Ross Stores, Inc.	4,847,642
1,126,168	Sirius XM Holdings, Inc.*	4,189,345
320,817	Starbucks Corp.	18,674,758
28,285	Tesla Motors, Inc.*	5,428,740
29,021	Tractor Supply Co.	2,454,306
28,386	TripAdvisor, Inc.*	1,776,964
252,957	Twenty-First Century Fox, Inc., Class A	6,834,898
172,542	Twenty-First Century Fox, Inc., Class B	4,686,241
13,813	Ulta Salon Cosmetics & Fragrance, Inc.*	2,281,769
75,011	Viacom, Inc., Class B	2,764,155
		215,142,861
	Consumer Staples — 5.5%

94,511	Costco Wholesale Corp.	14,179,485
262,182	Kraft Heinz Co. (The)	20,193,258
343,364	Mondelez International, Inc., Class A	13,916,543
43,808	Monster Beverage Corp.*	5,497,904
226,056	Walgreens Boots Alliance, Inc.	17,844,861
73,733	Whole Foods Market, Inc.	2,308,580
		73,940,631
	Health Care — 10.3%

48,690	Alexion Pharmaceuticals, Inc.*	6,855,552
162,989	Amgen, Inc.	23,190,075
48,164	Biogen, Inc.*	12,494,705
34,846	BioMarin Pharmaceutical, Inc.*	2,852,842
169,755	Celgene Corp.*	17,116,397
73,923	Cerner Corp.*	3,774,508
48,933	Endo International PLC*	2,045,889
146,118	Express Scripts Holding Co.*	10,283,785
311,393	Gilead Sciences, Inc.	27,169,039
17,916	Henry Schein, Inc.*	2,964,202
31,635	Illumina, Inc.*	4,752,842
40,195	Incyte Corp.*	2,954,332
8,077	Intuitive Surgical, Inc.*	4,547,836
106,242	Mylan N.V.*	4,788,327
22,069	Regeneron Pharmaceuticals, Inc.*	8,474,937
53,087	Vertex Pharmaceuticals, Inc.*	4,538,408
		138,803,676
	Industrials — 1.6%

136,189	American Airlines Group, Inc.	5,583,749
210,659	CSX Corp.	5,085,308
62,590	Fastenal Co.	2,834,701
76,376	PACCAR, Inc.	3,933,364
18,357	Stericycle, Inc.*	2,091,413
36,602	Verisk Analytics, Inc.*	2,666,090
		22,194,625
	Information Technology — 43.4%

157,975	Activision Blizzard, Inc.	5,003,068
107,770	Adobe Systems, Inc.*	9,176,615
38,451	Akamai Technologies, Inc.*	2,075,200
62,951	Alphabet, Inc., Class A*	45,149,716
74,657	Alphabet, Inc., Class C*	52,093,415
67,422	Analog Devices, Inc.	3,572,692
1,204,645	Apple, Inc.	116,477,125
259,416	Applied Materials, Inc.	4,895,180
48,880	Autodesk, Inc.*	2,529,051
99,658	Automatic Data Processing, Inc.	8,440,036
59,858	Baidu, Inc. (ADR)*	10,380,574
59,629	Broadcom Ltd.	7,988,497
94,803	CA, Inc.	2,776,780
39,078	Check Point Software Technologies Ltd.*	3,246,209
1,096,770	Cisco Systems, Inc.	28,713,439
33,235	Citrix Systems, Inc.*	2,348,053
131,382	Cognizant Technology Solutions Corp., Class A*	7,486,146
259,425	eBay, Inc.*	6,174,315
67,149	Electronic Arts, Inc.*	4,313,652
490,568	Facebook, Inc., Class A*	52,451,531
49,386	Fiserv, Inc.*	4,722,783
1,019,608	Intel Corp.	30,170,201
57,041	Intuit, Inc.	5,512,442
34,223	Lam Research Corp.	2,508,546
51,666	Linear Technology Corp.	2,253,671
61,410	Maxim Integrated Products, Inc.	2,079,343
234,596	Micron Technology, Inc.*	2,493,755
1,725,915	Microsoft Corp.	87,814,555
63,721	NetApp, Inc.	1,582,830
116,241	NVIDIA Corp.	3,645,318
73,794	NXP Semiconductors N.V.*	5,257,085
77,897	Paychex, Inc.	4,003,127
263,966	PayPal Holdings, Inc.*	10,067,663
324,773	QUALCOMM, Inc.	16,495,221
43,362	SanDisk Corp.	3,133,338
64,612	Seagate Technology PLC	2,026,232
41,304	Skyworks Solutions, Inc.	2,744,651
145,957	Symantec Corp.	2,818,430
219,174	Texas Instruments, Inc.	11,620,605
50,069	Western Digital Corp.	2,179,504
55,518	Xilinx, Inc.	2,621,560
204,045	Yahoo!, Inc.*	6,486,590
		587,528,744
	Telecommunication Services — 0.9%

27,263	SBA Communications Corp., Class A*	2,586,986
176,321	T-Mobile US, Inc.*	6,541,509

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
85,727	Vodafone Group PLC (ADR)	$2,606,101
		11,734,596
	Total Common Stocks (Cost $1,161,308,994)	1,049,345,133

Principal Amount
	Repurchase Agreements (a)(b) — 7.4%
$100,250,592	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $100,251,411	100,250,592
	Total Repurchase Agreements (Cost $100,250,592)	100,250,592

	Total Investment Securities (Cost $1,261,559,586) — 85.0%	1,149,595,725
	Other assets less liabilities — 15.0%	203,099,388
	Net Assets — 100.0%	$1,352,695,113

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $375,211,181.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,836,246
Aggregate gross unrealized depreciation	(123,357,490)
Net unrealized depreciation	$(118,521,244)
Federal income tax cost of investments	$1,268,116,969

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,154	03/18/16	$96,912,920	$3,631,743

Cash collateral in the amount of $6,093,120 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$81,617,167	11/06/17	Bank of America, N.A.	0.63%	NASDAQ-100 Index®	$875,090
93,243,225	11/06/17	Citibank, N.A.	0.90%	NASDAQ-100 Index®	(706,322)
291,420,700	11/07/16	Credit Suisse International	0.88%	NASDAQ-100 Index®	18,357,909
12,249,028	11/06/17	Deutsche Bank AG	0.55%	PowerShares QQQ TrustSM, Series 1	(1,437,674)
78,857,611	11/07/16	Deutsche Bank AG	0.75%	NASDAQ-100 Index®	84,884,966
1,192,129	11/07/16	Goldman Sachs International	0.40%	PowerShares QQQ TrustSM, Series 1	51,936
165,630,225	11/07/16	Goldman Sachs International	0.60%	NASDAQ-100 Index®	6,040,764
27,973,641	11/06/17	Morgan Stanley & Co. International PLC	0.83%	PowerShares QQQ TrustSM, Series 1	(1,193,854)
1,240,399,816	11/06/17	Morgan Stanley & Co. International PLC	0.83%	NASDAQ-100 Index®	22,152,761
853,124,701	11/06/17	Societe Generale	0.68%	NASDAQ-100 Index®	5,094,821
65,936,844	11/07/16	UBS AG	0.78%	NASDAQ-100 Index®	58,100,535
$2,911,645,087					$192,220,932

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 83.0%
	Consumer Discretionary — 13.7%

65,713	Home Depot, Inc. (The)	$8,156,297
65,713	McDonald’s Corp.	7,700,906
65,713	NIKE, Inc., Class B	4,047,264
65,713	Walt Disney Co. (The)	6,276,906
		26,181,373
	Consumer Staples — 6.5%

65,713	Coca-Cola Co. (The)	2,834,202
65,713	Procter & Gamble Co. (The)	5,276,097
65,713	Wal-Mart Stores, Inc.	4,359,400
		12,469,699
	Energy — 5.6%

65,713	Chevron Corp.	5,483,093
65,713	Exxon Mobil Corp.	5,266,897
		10,749,990
	Financials — 12.7%

65,713	American Express Co.	3,652,328
65,713	Goldman Sachs Group, Inc. (The)	9,826,065
65,713	JPMorgan Chase & Co.	3,699,642
65,713	Travelers Cos., Inc. (The)	7,065,462
		24,243,497
	Health Care — 10.5%

65,713	Johnson & Johnson	6,913,665
65,713	Merck & Co., Inc.	3,299,450
65,713	Pfizer, Inc.	1,949,704
65,713	UnitedHealth Group, Inc.	7,826,418
		19,989,237
	Industrials — 16.1%

65,713	3M Co.	10,308,398
65,713	Boeing Co. (The)	7,765,963
65,713	Caterpillar, Inc.	4,448,770
65,713	General Electric Co.	1,914,877
65,713	United Technologies Corp.	6,349,190
		30,787,198
	Information Technology — 14.0%

65,713	Apple, Inc.	6,353,790
65,713	Cisco Systems, Inc.	1,720,366
65,713	Intel Corp.	1,944,448
65,713	International Business Machines Corp.	8,610,374
65,713	Microsoft Corp.	3,343,478
65,713	Visa, Inc., Class A	4,756,964
		26,729,420
	Materials — 2.1%

1	Chemours Co. (The)	5
65,713	E.I. du Pont de Nemours & Co.	3,999,950
		3,999,955
	Telecommunication Services — 1.8%

65,713	Verizon Communications, Inc.	3,333,621

	Total Common Stocks (Cost $174,228,463)	158,483,990

Principal Amount
	Repurchase Agreements (a)(b) — 4.9%
$9,315,406	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $9,315,482	9,315,406
	Total Repurchase Agreements (Cost $9,315,406)	9,315,406

	Total Investment Securities (Cost $183,543,869) — 87.9%	167,799,396
	Other assets less liabilities — 12.1%	23,206,285
	Net Assets — 100.0%	$191,005,681

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $94,623,393.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,094,059
Aggregate gross unrealized depreciation	(17,271,453)
Net unrealized depreciation	$(16,177,394)
Federal income tax cost of investments	$183,976,790

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	160	03/18/16	$13,193,600	$436,733

Cash collateral in the amount of $686,400 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$28,453,643	01/08/18	Bank of America, N.A.	0.68%	Dow Jones Industrial AverageSM	$574,001
41,573,934	01/08/18	Citibank, N.A.	0.75%	Dow Jones Industrial AverageSM	612,456
4,997,470	11/07/16	Credit Suisse International	0.88%	Dow Jones Industrial AverageSM	2,286,600
1,367,556	11/06/17	Deutsche Bank AG	0.45%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(103,647)
82,275,784	11/06/17	Deutsche Bank AG	0.50%	Dow Jones Industrial AverageSM	2,126,038
14,197,987	11/06/17	Goldman Sachs International	0.55%	Dow Jones Industrial AverageSM	(41,294)
1,491,515	11/06/17	Morgan Stanley & Co. International PLC	0.78%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(114,600)
118,996,924	11/06/17	Morgan Stanley & Co. International PLC	0.63%	Dow Jones Industrial AverageSM	3,452,103
41,375,349	01/08/18	Societe Generale	0.64%	Dow Jones Industrial AverageSM	2,227,782
66,557,543	11/07/16	UBS AG	0.78%	Dow Jones Industrial AverageSM	3,745,928
$401,287,705					$14,765,367

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 77.7%
	Consumer Discretionary — 10.7%

755	Aaron’s, Inc.	$17,357
789	Abercrombie & Fitch Co., Class A	22,920
713	AMC Networks, Inc., Class A*	46,730
2,099	American Eagle Outfitters, Inc.	32,031
2,021	Ascena Retail Group, Inc.*	17,078
580	Big Lots, Inc.	23,461
698	Brinker International, Inc.	34,760
1,065	Brunswick Corp.	45,305
223	Buffalo Wild Wings, Inc.*	35,379
575	Cabela’s, Inc.*	27,589
53	Cable One, Inc.	22,714
892	CalAtlantic Group, Inc.	27,063
607	Carter’s, Inc.	61,689
529	Cheesecake Factory, Inc. (The)	26,397
1,632	Chico’s FAS, Inc.	20,824
1,236	Cinemark Holdings, Inc.	40,912
280	Cracker Barrel Old Country Store, Inc.	41,454
885	CST Brands, Inc.	28,709
1,793	Dana Holding Corp.	22,305
380	Deckers Outdoor Corp.*	21,493
671	DeVry Education Group, Inc.	12,252
1,055	Dick’s Sporting Goods, Inc.	44,806
641	Domino’s Pizza, Inc.	85,279
834	DreamWorks Animation SKG, Inc., Class A*	21,400
1,085	Dunkin’ Brands Group, Inc.	50,539
1,607	Foot Locker, Inc.	100,438
483	Fossil Group, Inc.*	22,658
3,416	Gentex Corp.	49,737
53	Graham Holdings Co., Class B	25,870
745	Guess?, Inc.	15,906
375	HSN, Inc.	19,909
314	International Speedway Corp., Class A	10,830
3,579	J.C. Penney Co., Inc.*	36,506
418	Jack in the Box, Inc.	28,738
2,427	Jarden Corp.*	128,340
576	John Wiley & Sons, Inc., Class A	25,073
1,496	Kate Spade & Co.*	29,651
1,067	KB Home	13,017
1,708	Live Nation Entertainment, Inc.*	37,559
3,579	LKQ Corp.*	98,780
459	MDC Holdings, Inc.	10,148
442	Meredith Corp.	19,223
460	Murphy USA, Inc.*	29,297
1,455	New York Times Co. (The), Class A	18,289
43	NVR, Inc.*	70,391
5,787	Office Depot, Inc.*	29,398
280	Panera Bread Co., Class A*	58,016
714	Polaris Industries, Inc.	62,768
499	Pool Corp.	40,055
2,302	Service Corp. International	54,143
1,521	Skechers U.S.A., Inc., Class A*	50,071
697	Sotheby’s	15,857
729	Tempur Sealy International, Inc.*	42,041
536	Thor Industries, Inc.	29,684
1,286	Time, Inc.	18,133
1,899	Toll Brothers, Inc.*	52,128
1,707	TRI Pointe Group, Inc.*	17,599
590	Tupperware Brands Corp.	29,476
730	Vista Outdoor, Inc.*	35,989
2,562	Wendy’s Co. (The)	24,006
978	Williams-Sonoma, Inc.	50,964
		2,231,134
	Consumer Staples — 3.3%

5,101	Avon Products, Inc.	19,435
111	Boston Beer Co., Inc. (The), Class A*	20,880
457	Casey’s General Stores, Inc.	48,245
1,070	Dean Foods Co.	20,640
705	Edgewell Personal Care Co.	53,897
731	Energizer Holdings, Inc.	28,465
2,186	Flowers Foods, Inc.	37,446
1,207	Hain Celestial Group, Inc. (The)*	44,623
838	Ingredion, Inc.	84,822
228	Lancaster Colony Corp.	23,204
726	Post Holdings, Inc.*	50,428
928	Snyder’s-Lance, Inc.	30,355
1,687	Sprouts Farmers Market, Inc.*	48,046
3,115	SUPERVALU, Inc.*	15,918
207	Tootsie Roll Industries, Inc.	6,897
641	TreeHouse Foods, Inc.*	54,113
588	United Natural Foods, Inc.*	18,146
2,065	WhiteWave Foods Co. (The)*	79,957
		685,517
	Energy — 2.0%

4,115	Denbury Resources, Inc.	5,267
449	Dril-Quip, Inc.*	24,358
1,109	Energen Corp.	29,366
1,268	Gulfport Energy Corp.*	30,432
2,143	HollyFrontier Corp.	72,476
3,321	Nabors Industries Ltd.	23,778
2,833	Noble Corp. PLC	23,599
1,146	Oceaneering International, Inc.	31,653
594	Oil States International, Inc.*	15,509
1,726	Patterson-UTI Energy, Inc.	26,822
2,239	QEP Resources, Inc.	21,853
1,462	Rowan Cos. PLC, Class A	19,474
796	SM Energy Co.	7,196
1,765	Superior Energy Services, Inc.	18,144
812	Western Refining, Inc.	21,656
829	World Fuel Services Corp.	38,806
2,741	WPX Energy, Inc.*	11,266
		421,655
	Financials — 19.8%

538	Alexander & Baldwin, Inc.	18,034
850	Alexandria Real Estate Equities, Inc. (REIT)	67,286
183	Alleghany Corp.*	84,908
1,499	American Campus Communities, Inc. (REIT)	65,611
839	American Financial Group, Inc./OH	56,280
2,071	Arthur J. Gallagher & Co.	82,529
711	Aspen Insurance Holdings Ltd.	31,775
1,762	Associated Banc-Corp	30,306
992	BancorpSouth, Inc.	19,761
508	Bank of Hawaii Corp.	32,258
952	Bank of the Ozarks, Inc.	36,024
1,371	Brown & Brown, Inc.	44,297
1,016	Camden Property Trust (REIT)	75,936
983	Care Capital Properties, Inc. (REIT)	26,059
883	Cathay General Bancorp	23,567
967	CBOE Holdings, Inc.	60,438
2,179	CNO Financial Group, Inc.	37,980
983	Commerce Bancshares, Inc./MO	41,758
1,411	Communications Sales & Leasing, Inc. (REIT)	26,597
1,108	Corporate Office Properties Trust (REIT)	25,927
1,372	Corrections Corp. of America (REIT)	39,692

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
641	Cullen/Frost Bankers, Inc.	$30,723
1,633	Douglas Emmett, Inc. (REIT)	43,830
4,045	Duke Realty Corp. (REIT)	83,651
1,686	East West Bancorp, Inc.	50,530
1,376	Eaton Vance Corp.	39,780
719	Endurance Specialty Holdings Ltd.	44,772
740	EPR Properties (REIT)	46,050
1,057	Equity One, Inc. (REIT)	28,972
504	Everest Re Group Ltd.	93,810
484	FactSet Research Systems, Inc.	72,837
1,111	Federated Investors, Inc., Class B	29,075
1,275	First American Financial Corp.	47,213
2,803	First Horizon National Corp.	33,692
4,155	First Niagara Financial Group, Inc.	38,392
1,941	FirstMerit Corp.	38,102
2,443	FNB Corp./PA	30,000
2,037	Fulton Financial Corp.	25,687
5,827	Genworth Financial, Inc., Class A*	12,353
907	Hancock Holding Co.	20,925
507	Hanover Insurance Group, Inc. (The)	42,056
1,115	Highwoods Properties, Inc. (REIT)	48,558
1,777	Hospitality Properties Trust (REIT)	43,146
655	International Bancshares Corp.	14,770
1,710	Janus Capital Group, Inc.	22,110
529	Jones Lang LaSalle, Inc.	53,995
564	Kemper Corp.	15,160
1,080	Kilroy Realty Corp. (REIT)	58,612
960	Lamar Advertising Co., Class A (REIT)	54,845
1,324	LaSalle Hotel Properties (REIT)	32,239
1,730	Liberty Property Trust (REIT)	49,962
1,047	Mack-Cali Realty Corp. (REIT)	20,835
436	MarketAxess Holdings, Inc.	51,649
428	Mercury General Corp.	22,504
884	Mid-America Apartment Communities, Inc. (REIT)	79,507
1,081	MSCI, Inc.	76,232
1,596	National Retail Properties, Inc. (REIT)	70,192
5,681	New York Community Bancorp, Inc.	85,954
2,849	Old Republic International Corp.	50,712
1,928	Omega Healthcare Investors, Inc. (REIT)	61,812
1,322	PacWest Bancorp	42,542
635	Post Properties, Inc. (REIT)	35,389
478	Potlatch Corp. (REIT)	12,638
567	Primerica, Inc.	23,922
928	PrivateBancorp, Inc.	31,886
773	Prosperity Bancshares, Inc.	31,268
1,492	Raymond James Financial, Inc.	65,409
1,451	Rayonier, Inc. (REIT)	31,675
1,103	Regency Centers Corp. (REIT)	77,850
772	Reinsurance Group of America, Inc.	69,557
513	RenaissanceRe Holdings Ltd.	58,072
1,620	SEI Investments Co.	61,835
2,782	Senior Housing Properties Trust (REIT)	43,427
590	Signature Bank/NY*	76,435
4,993	SLM Corp.*	29,159
450	Sovran Self Storage, Inc. (REIT)	47,898
495	StanCorp Financial Group, Inc.	56,876
815	Stifel Financial Corp.*	23,602
605	SVB Financial Group*	53,754
1,531	Synovus Financial Corp.	40,709
1,112	Tanger Factory Outlet Centers, Inc. (REIT)	35,673
706	Taubman Centers, Inc. (REIT)	49,999
1,987	TCF Financial Corp.	22,533
790	Trustmark Corp.	17,285
3,069	UDR, Inc. (REIT)	105,359
2,579	Umpqua Holdings Corp.	38,788
1,080	Urban Edge Properties (REIT)	26,266
2,618	Valley National Bancorp	23,562
1,156	W. R. Berkley Corp.	59,534
972	Waddell & Reed Financial, Inc., Class A	22,764
1,091	Washington Federal, Inc.	23,118
1,075	Webster Financial Corp.	36,131
1,336	Weingarten Realty Investors (REIT)	47,067
1,345	WisdomTree Investments, Inc.	15,938
2,169	WP Glimcher, Inc. (REIT)	18,740
		4,148,927
	Health Care — 7.3%

938	Akorn, Inc.*	24,942
848	Align Technology, Inc.*	55,994
2,216	Allscripts Healthcare Solutions, Inc.*	27,744
632	Amsurg Corp.*	43,008
244	Bio-Rad Laboratories, Inc., Class A*	32,852
434	Bio-Techne Corp.	37,255
1,152	Catalent, Inc.*	27,959
1,397	Centene Corp.*	79,573
545	Charles River Laboratories International, Inc.*	40,019
1,386	Community Health Systems, Inc.*	20,956
569	Cooper Cos., Inc. (The)	81,344
5	DENTSPLY International, Inc.	323
545	Halyard Health, Inc.*	13,908
905	Health Net, Inc.*	56,309
664	Hill-Rom Holdings, Inc.	30,776
2,881	Hologic, Inc.*	99,769
1,064	IDEXX Laboratories, Inc.*	77,842
511	LifePoint Health, Inc.*	31,866
497	LivaNova PLC*	28,051
1,101	MEDNAX, Inc.*	73,811
319	Mettler-Toledo International, Inc.*	100,456
479	Molina Healthcare, Inc.*	29,717
738	Owens & Minor, Inc.	29,085
624	PAREXEL International Corp.*	36,623
1,636	ResMed, Inc.	93,105
1,006	STERIS PLC	64,706
487	Teleflex, Inc.	69,553
535	United Therapeutics Corp.*	65,238
944	VCA, Inc.*	48,172
517	WellCare Health Plans, Inc.*	46,463
844	West Pharmaceutical Services, Inc.	52,345
		1,519,764
	Industrials — 11.9%

877	A. O. Smith Corp.	61,723
512	Acuity Brands, Inc.	107,228
1,775	AECOM*	48,742
861	AGCO Corp.	42,611
1,477	Alaska Air Group, Inc.	109,150
1,226	B/E Aerospace, Inc.	53,478
761	Carlisle Cos., Inc.	68,612
387	CEB, Inc.	21,003
585	CLARCOR, Inc.	28,162
614	Clean Harbors, Inc.*	26,156
1,195	Copart, Inc.*	45,111
577	Crane Co.	28,302
538	Curtiss-Wright Corp.	37,977
575	Deluxe Corp.	33,011
1,445	Donaldson Co., Inc.	40,807
348	Esterline Technologies Corp.*	19,491
1,872	Fortune Brands Home & Security, Inc.	94,012
492	FTI Consulting, Inc.*	16,192
496	GATX Corp.	21,333
667	Genesee & Wyoming, Inc., Class A*	37,832

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
655	Graco, Inc.	$51,300
463	Granite Construction, Inc.	19,191
702	Herman Miller, Inc.	18,315
518	HNI Corp.	17,514
637	Hubbell, Inc.	63,292
551	Huntington Ingalls Industries, Inc.	72,214
897	IDEX Corp.	67,419
1,047	ITT Corp.	36,917
3,692	JetBlue Airways Corp.*	81,224
1,143	Joy Global, Inc.	14,768
1,691	KBR, Inc.	23,387
934	Kennametal, Inc.	18,801
633	Kirby Corp.*	35,834
619	KLX, Inc.*	17,326
506	Landstar System, Inc.	29,955
469	Lennox International, Inc.	60,599
772	Lincoln Electric Holdings, Inc.	42,128
862	ManpowerGroup, Inc.	66,753
371	MSA Safety, Inc.	16,202
567	MSC Industrial Direct Co., Inc., Class A	39,452
628	Nordson Corp.	45,009
1,257	NOW, Inc.*	20,338
812	Old Dominion Freight Line, Inc.*	52,423
690	Orbital ATK, Inc.	57,794
875	Oshkosh Corp.	30,188
2,443	R.R. Donnelley & Sons Co.	37,085
523	Regal Beloit Corp.	28,545
1,100	Rollins, Inc.	30,283
415	Teledyne Technologies, Inc.*	35,350
1,271	Terex Corp.	28,445
846	Timken Co. (The)	25,236
640	Toro Co. (The)	51,008
1,792	Trinity Industries, Inc.	28,385
576	Triumph Group, Inc.	17,545
269	Valmont Industries, Inc.	30,410
1,128	Wabtec Corp.	79,637
1,435	Waste Connections, Inc.	88,496
299	Watsco, Inc.	38,137
522	Werner Enterprises, Inc.	13,859
667	Woodward, Inc.	31,316
		2,503,013
	Information Technology — 13.0%

1,248	3D Systems Corp.*	13,316
1,385	ACI Worldwide, Inc.*	25,844
912	Acxiom Corp.*	18,915
7,498	Advanced Micro Devices, Inc.*	16,046
1,044	ANSYS, Inc.*	86,673
2,080	ARRIS International PLC*	49,691
1,098	Arrow Electronics, Inc.*	62,762
4,924	Atmel Corp.	39,786
1,547	Avnet, Inc.	63,659
492	Belden, Inc.	26,947
1,387	Broadridge Financial Solutions, Inc.	77,852
3,484	Cadence Design Systems, Inc.*	75,080
1,868	CDK Global, Inc.	83,855
1,486	Ciena Corp.*	30,463
996	Cognex Corp.	36,862
495	CommVault Systems, Inc.*	18,548
1,626	Computer Sciences Corp.	46,845
553	comScore, Inc.*	22,756
1,144	Convergys Corp.	29,492
1,031	CoreLogic, Inc.*	35,662
1,208	Cree, Inc.*	38,342
3,910	Cypress Semiconductor Corp.*	31,202
761	Diebold, Inc.	18,888
383	DST Systems, Inc.	40,054
366	Fair Isaac Corp.	36,424
1,328	Fairchild Semiconductor International, Inc.*	26,640
480	FEI Co.	38,995
1,714	Fortinet, Inc.*	48,678
970	Gartner, Inc.*	79,928
1,520	Global Payments, Inc.	92,644
1,828	Ingram Micro, Inc., Class A	65,442
1,586	Integrated Device Technology, Inc.*	30,800
414	InterDigital, Inc.	20,588
1,552	Intersil Corp., Class A	19,819
428	IPG Photonics Corp.*	35,293
540	j2 Global, Inc.	39,463
2,217	Jabil Circuit, Inc.	46,224
936	Jack Henry & Associates, Inc.	76,977
1,991	Keysight Technologies, Inc.*	51,945
1,035	Knowles Corp.*	11,778
753	Leidos Holdings, Inc.	32,545
722	Lexmark International, Inc., Class A	22,396
856	Manhattan Associates, Inc.*	47,303
766	MAXIMUS, Inc.	37,664
1,170	Mentor Graphics Corp.	22,347
1,301	Microsemi Corp.*	45,054
1,177	National Instruments Corp.	33,956
1,449	NCR Corp.*	33,849
1,161	NetScout Systems, Inc.*	23,998
621	NeuStar, Inc., Class A*	15,444
396	Plantronics, Inc.	14,850
1,551	Polycom, Inc.*	16,146
1,340	PTC, Inc.*	41,419
1,340	Rackspace Hosting, Inc.*	28,850
483	Science Applications International Corp.	21,566
452	Silicon Laboratories, Inc.*	18,645
787	Solera Holdings, Inc.	43,836
3,713	SunEdison, Inc.*	7,352
425	Synaptics, Inc.*	34,514
338	SYNNEX Corp.	31,782
1,829	Synopsys, Inc.*	81,848
412	Tech Data Corp.*	29,009
2,408	Teradyne, Inc.	45,945
2,933	Trimble Navigation Ltd.*	68,222
382	Tyler Technologies, Inc.*	45,962
334	Ultimate Software Group, Inc. (The)*	57,368
1,347	VeriFone Systems, Inc.*	32,180
1,587	Vishay Intertechnology, Inc.	18,790
452	WEX, Inc.*	29,516
609	Zebra Technologies Corp., Class A*	37,624
		2,731,158
	Materials — 5.2%

1,315	Albemarle Corp.	73,930
1,279	Allegheny Technologies, Inc.	17,151
732	AptarGroup, Inc.	53,956
739	Ashland, Inc.	70,419
1,125	Bemis Co., Inc.	55,204
734	Cabot Corp.	32,685
576	Carpenter Technology Corp.	17,119
1,363	Commercial Metals Co.	20,022
396	Compass Minerals International, Inc.	26,864
738	Domtar Corp.	25,970
588	Eagle Materials, Inc.	35,527
299	Greif, Inc., Class A	7,926
1,675	Louisiana-Pacific Corp.*	26,616
407	Minerals Technologies, Inc.	20,684
119	NewMarket Corp.	43,452
1,934	Olin Corp.	29,319
1,136	Packaging Corp. of America	55,096

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,013	PolyOne Corp.	$27,260
839	Reliance Steel & Aluminum Co.	51,087
765	Royal Gold, Inc.	35,473
1,558	RPM International, Inc.	63,644
534	Scotts Miracle-Gro Co. (The), Class A	36,857
529	Sensient Technologies Corp.	30,407
474	Silgan Holdings, Inc.	24,283
1,181	Sonoco Products Co.	51,610
2,835	Steel Dynamics, Inc.	51,569
1,712	United States Steel Corp.	15,613
857	Valspar Corp. (The)	67,052
543	Worthington Industries, Inc.	16,893
		1,083,688
	Telecommunication Services — 0.1%

1,107	Telephone & Data Systems, Inc.	29,579

	Utilities — 4.4%

1,328	Alliant Energy Corp.	90,238
2,067	Aqua America, Inc.	63,188
1,190	Atmos Energy Corp.	82,598
600	Black Hills Corp.	33,606
707	Cleco Corp.	32,458
1,807	Great Plains Energy, Inc.	53,017
1,258	Hawaiian Electric Industries, Inc.	36,935
590	IDACORP, Inc.	41,867
2,286	MDU Resources Group, Inc.	41,628
992	National Fuel Gas Co.	45,315
2,339	OGE Energy Corp.	58,194
610	ONE Gas, Inc.	35,368
934	PNM Resources, Inc.	29,813
2,048	Questar Corp.	50,729
754	Talen Energy Corp.*	4,796
2,021	UGI Corp.	74,696
968	Vectren Corp.	44,063
1,657	Westar Energy, Inc.	72,013
584	WGL Holdings, Inc.	39,823
		930,345
	Total Common Stocks (Cost $19,630,646)	16,284,780

Principal Amount
	Repurchase Agreements (a)(b) — 7.2%
$1,501,904	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,501,915	1,501,904
	Total Repurchase Agreements (Cost $1,501,904)	1,501,904

	Total Investment Securities (Cost $21,132,550) — 84.9%	17,786,684
	Other assets less liabilities — 15.1%	3,151,557
	Net Assets — 100.0%	$20,938,241

*                                         Non-income producing security.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $2,814,618.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

REIT                  Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$461,527
Aggregate gross unrealized depreciation	(3,916,337)
Net unrealized depreciation	$(3,454,810)
Federal income tax cost of investments	$21,241,494

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	10	03/18/16	$1,332,500	$53,444

Cash collateral in the amount of $73,700 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$20,518,474	01/08/18	Bank of America, N.A.	0.43%	S&P MidCap 400®	$1,343,794
3,135,935	01/08/18	Citibank, N.A.	0.60%	S&P MidCap 400®	65,597
61,336	11/06/17	Credit Suisse International	0.73%	S&P MidCap 400®	(5,722)
126,057	11/06/17	Deutsche Bank AG	0.50%	S&P MidCap 400®	(13,439)
2,177,351	11/06/17	Deutsche Bank AG	0.40%	SPDR® S&P MidCap 400® ETF Trust	101,207
4,147,103	01/08/18	Goldman Sachs International	0.45%	S&P MidCap 400®	81,943
5,774,085	11/06/17	Goldman Sachs International	0.20%	SPDR® S&P MidCap 400® ETF Trust	268,129
121,465	11/06/17	Morgan Stanley & Co. International PLC	0.63%	S&P MidCap 400®	(11,289)
8,336,319	11/06/17	Societe Generale	0.73%	S&P MidCap 400®	858,971
794,466	11/06/17	UBS AG	0.73%	S&P MidCap 400®	60,985
$45,192,591					$2,750,176

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 74.3%
	Consumer Discretionary — 10.6%

802	1-800-Flowers.com, Inc., Class A*	$6,264
844	2U, Inc.*	18,863
2,232	Abercrombie & Fitch Co., Class A	64,840
681	AMC Entertainment Holdings, Inc., Class A	16,364
2,433	American Axle & Manufacturing Holdings, Inc.*	35,570
6,271	American Eagle Outfitters, Inc.	95,695
522	American Public Education, Inc.*	8,054
274	America’s Car-Mart, Inc.*	6,888
3,027	Apollo Education Group, Inc.*	24,791
416	Arctic Cat, Inc.	7,272
814	Asbury Automotive Group, Inc.*	47,538
5,507	Ascena Retail Group, Inc.*	46,534
427	Ascent Capital Group, Inc., Class A*	5,935
1,029	Barnes & Noble Education, Inc.*	10,990
1,628	Barnes & Noble, Inc.	15,792
345	Bassett Furniture Industries, Inc.	10,688
1,048	Beazer Homes USA, Inc.*	7,671
914	bebe stores, Inc.	421
3,109	Belmond Ltd., Class A*	28,572
587	Big 5 Sporting Goods Corp.	8,042
1,591	Big Lots, Inc.	64,356
53	Biglari Holdings, Inc.*	19,542
689	BJ’s Restaurants, Inc.*	30,371
730	Black Diamond, Inc.*	3,139
3,978	Bloomin’ Brands, Inc.	68,780
381	Blue Nile, Inc.	9,929
670	Bob Evans Farms, Inc.	28,750
266	Bojangles’, Inc.*	3,846
384	Boot Barn Holdings, Inc.*	3,901
2,560	Boyd Gaming Corp.*	44,339
488	Bravo Brio Restaurant Group, Inc.*	3,811
542	Bridgepoint Education, Inc.*	3,431
1,200	Bright Horizons Family Solutions, Inc.*	76,044
909	Buckle, Inc. (The)	28,906
610	Buffalo Wild Wings, Inc.*	96,777
456	Build-A-Bear Workshop, Inc.*	6,512
2,420	Burlington Stores, Inc.*	135,665
1,484	Caesars Acquisition Co., Class A*	8,993
1,778	Caesars Entertainment Corp.*	16,073
2,469	CalAtlantic Group, Inc.	74,909
1,406	Caleres, Inc.	39,846
2,505	Callaway Golf Co.	22,269
417	Cambium Learning Group, Inc.*	1,852
392	Capella Education Co.	18,126
2,178	Career Education Corp.*	5,489
786	Carmike Cinemas, Inc.*	17,245
489	Carriage Services, Inc.	10,078
1,139	Carrols Restaurant Group, Inc.*	15,115
844	Cato Corp. (The), Class A	30,553
284	Cavco Industries, Inc.*	23,044
2,365	Central European Media Enterprises Ltd., Class A*	5,818
488	Century Communities, Inc.*	7,681
1,565	Cheesecake Factory, Inc. (The)	78,094
2,449	Chegg, Inc.*	10,506
275	Cherokee, Inc.*	4,681
4,600	Chico’s FAS, Inc.	58,696
662	Children’s Place, Inc. (The)	45,109
1,194	Christopher & Banks Corp.*	1,684
408	Churchill Downs, Inc.	55,333
528	Chuy’s Holdings, Inc.*	16,917
499	Citi Trends, Inc.	9,227
1,410	ClubCorp Holdings, Inc.	18,711
229	Collectors Universe, Inc.	3,653
921	Columbia Sportswear Co.	54,818
779	Conn’s, Inc.*	13,220
506	Container Store Group, Inc. (The)*	2,737
1,847	Cooper Tire & Rubber Co.	72,587
436	Cooper-Standard Holding, Inc.*	31,937
741	Core-Mark Holding Co., Inc.	54,560
616	Cracker Barrel Old Country Store, Inc.	91,199
2,470	Crocs, Inc.*	24,181
1,110	Crown Media Holdings, Inc., Class A*	4,873
300	CSS Industries, Inc.	8,121
331	Culp, Inc.	8,434
4,576	Cumulus Media, Inc., Class A*	1,144
35	Daily Journal Corp.*	6,818
4,906	Dana Holding Corp.	61,031
731	Dave & Buster’s Entertainment, Inc.*	26,981
1,049	Deckers Outdoor Corp.*	59,331
757	Del Frisco’s Restaurant Group, Inc.*	11,688
2,707	Denny’s Corp.*	27,963
1,153	Destination XL Group, Inc.*	5,131
2,045	DeVry Education Group, Inc.	37,342
1,337	Diamond Resorts International, Inc.*	29,133
544	DineEquity, Inc.	49,760
858	Dorman Products, Inc.*	43,389
2,437	DreamWorks Animation SKG, Inc., Class A*	62,533
774	Drew Industries, Inc.	46,587
246	Duluth Holdings, Inc.*	4,071
1,898	E.W. Scripps Co. (The), Class A	32,759
432	El Pollo Loco Holdings, Inc.*	5,577
905	Eldorado Resorts, Inc.*	9,059
99	Empire Resorts, Inc.*	1,226
815	Entercom Communications Corp., Class A*	9,315
2,045	Entravision Communications Corp., Class A	15,787
908	Eros International PLC*	7,255
320	Escalade, Inc.	4,032
816	Ethan Allen Interiors, Inc.	23,280
641	Etsy, Inc.*	5,090
1,601	EVINE Live, Inc.*	815
2,712	Express, Inc.*	46,728
973	Federal-Mogul Holdings Corp.*	7,064
443	Fenix Parts, Inc.*	2,206
861	Fiesta Restaurant Group, Inc.*	28,516
1,478	Finish Line, Inc. (The), Class A	26,929
1,748	Five Below, Inc.*	67,036
188	Flexsteel Industries, Inc.	7,676
162	Fogo De Chao, Inc.*	2,592
544	Fox Factory Holding Corp.*	8,122
1,358	Francesca’s Holdings Corp.*	24,553
1,192	Fred’s, Inc., Class A	17,034
586	FTD Cos., Inc.*	13,625
1,280	G-III Apparel Group Ltd.*	67,520
709	Genesco, Inc.*	46,780
1,152	Gentherm, Inc.*	48,038
1,487	Global Eagle Entertainment, Inc.*	13,368
1,511	Grand Canyon Education, Inc.*	58,899
2,026	Gray Television, Inc.*	23,380
694	Green Brick Partners, Inc.*	4,240
749	Group 1 Automotive, Inc.	41,764
1,987	Guess?, Inc.	42,422
369	Habit Restaurants, Inc. (The), Class A*	7,668
1,548	Harte-Hanks, Inc.	4,783
654	Haverty Furniture Cos., Inc.	12,714
914	Helen of Troy Ltd.*	87,159
324	Hemisphere Media Group, Inc.*	4,484

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

731	Hibbett Sports, Inc.*	$25,951
347	Hooker Furniture Corp.	11,076
581	Horizon Global Corp.*	5,130
4,393	Houghton Mifflin Harcourt Co.*	82,632
3,829	Hovnanian Enterprises, Inc., Class A*	5,782
1,043	HSN, Inc.	55,373
1,532	Iconix Brand Group, Inc.*	13,328
1,938	IMAX Corp.*	57,190
639	Installed Building Products, Inc.*	14,275
896	International Speedway Corp., Class A	30,903
1,256	Interval Leisure Group, Inc.	16,265
579	Intrawest Resorts Holdings, Inc.*	4,950
954	iRobot Corp.*	29,898
709	Isle of Capri Casinos, Inc.*	8,047
443	J Alexander’s Holdings, Inc.*	4,598
1,113	Jack in the Box, Inc.	76,519
608	JAKKS Pacific, Inc.*	4,402
418	Jamba, Inc.*	5,547
162	Johnson Outdoors, Inc., Class A	3,553
782	Journal Media Group, Inc.	9,400
1,084	K12, Inc.*	10,612
2,619	KB Home	31,952
556	Kirkland’s, Inc.	7,945
271	Kona Grill, Inc.*	4,016
2,081	Krispy Kreme Doughnuts, Inc.*	30,466
3,005	La Quinta Holdings, Inc.*	32,634
528	Lands’ End, Inc.*	12,704
1,643	La-Z-Boy, Inc.	40,007
449	LGI Homes, Inc.*	10,659
701	Libbey, Inc.	11,658
191	Liberty Tax, Inc.	3,243
2,400	Liberty TripAdvisor Holdings, Inc., Class A*	48,936
3,028	LifeLock, Inc.*	33,399
345	Lifetime Brands, Inc.	4,126
731	Lithia Motors, Inc., Class A	67,778
421	Loral Space & Communications, Inc.*	13,497
869	Lumber Liquidators Holdings, Inc.*	9,846
787	M/I Homes, Inc.*	13,828
573	Malibu Boats, Inc., Class A*	8,853
589	Marcus Corp. (The)	11,003
343	Marine Products Corp.	2,521
818	MarineMax, Inc.*	14,511
830	Marriott Vacations Worldwide Corp.	50,257
658	Mattress Firm Holding Corp.*	29,630
224	MCBC Holdings, Inc.*	2,975
1,254	MDC Holdings, Inc.	27,726
1,394	MDC Partners, Inc., Class A	29,720
3,075	Media General, Inc.*	51,107
1,179	Meredith Corp.	51,275
1,272	Meritage Homes Corp.*	41,302
367	Metaldyne Performance Group, Inc.	5,241
1,537	Modine Manufacturing Co.*	14,571
326	Monarch Casino & Resort, Inc.*	6,559
1,021	Monro Muffler Brake, Inc.	69,806
870	Morgans Hotel Group Co.*	1,288
576	Motorcar Parts of America, Inc.*	19,872
515	Movado Group, Inc.	15,043
133	NACCO Industries, Inc., Class A	6,572
1,972	National CineMedia, Inc.	29,481
1,007	Nautilus, Inc.*	17,008
355	New Home Co., Inc. (The)*	3,568
1,433	New Media Investment Group, Inc.	22,398
4,413	New York Times Co. (The), Class A	55,471
1,004	Nexstar Broadcasting Group, Inc., Class A	44,859
365	Noodles & Co.*	4,683
928	Nutrisystem, Inc.	18,885
329	Ollie’s Bargain Outlet Holdings, Inc.*	6,646
554	Outerwall, Inc.	17,279
385	Overstock.com, Inc.*	5,621
470	Oxford Industries, Inc.	34,136
929	Papa John’s International, Inc.	54,021
292	Papa Murphy’s Holdings, Inc.*	3,162
807	Party City Holdco, Inc.*	7,981
2,561	Penn National Gaming, Inc.*	35,444
1,455	Performance Sports Group Ltd.*	11,058
392	Perry Ellis International, Inc.*	7,240
650	PetMed Express, Inc.	10,725
2,685	Pier 1 Imports, Inc.	13,264
1,942	Pinnacle Entertainment, Inc.*	56,143
498	Planet Fitness, Inc., Class A*	7,136
1,397	Pool Corp.	112,137
743	Popeyes Louisiana Kitchen, Inc.*	40,486
700	Potbelly Corp.*	8,785
531	Reading International, Inc., Class A*	5,342
453	Red Robin Gourmet Burgers, Inc.*	29,490
1,155	Regis Corp.*	16,551
1,702	Rent-A-Center, Inc.	21,735
1,071	Restoration Hardware Holdings, Inc.*	40,687
1,992	Ruby Tuesday, Inc.*	10,538
1,120	Ruth’s Hospitality Group, Inc.	19,678
117	Saga Communications, Inc., Class A	4,391
856	Scholastic Corp.	29,986
1,612	Scientific Games Corp., Class A*	13,718
2,194	SeaWorld Entertainment, Inc.	39,689
1,585	Select Comfort Corp.*	28,372
1,151	Sequential Brands Group, Inc.*	8,022
185	Shake Shack, Inc., Class A*	7,702
482	Shoe Carnival, Inc.	11,349
1,132	Shutterfly, Inc.*	50,306
2,126	Sinclair Broadcast Group, Inc., Class A	65,630
691	Sizmek, Inc.*	2,253
704	Skullcandy, Inc.*	2,492
1,725	Smith & Wesson Holding Corp.*	43,746
1,056	Sonic Automotive, Inc., Class A	20,222
1,576	Sonic Corp.	46,287
1,996	Sotheby’s	45,409
376	Speedway Motorsports, Inc.	6,851
577	Sportsman’s Warehouse Holdings, Inc.*	7,484
1,024	Stage Stores, Inc.	8,602
640	Standard Motor Products, Inc.	19,270
941	Stein Mart, Inc.	6,973
1,806	Steven Madden Ltd.*	63,571
899	Stoneridge, Inc.*	10,824
115	Strattec Security Corp.	5,916
352	Strayer Education, Inc.*	15,886
600	Sturm Ruger & Co., Inc.	42,186
752	Superior Industries International, Inc.	14,852
238	Superior Uniform Group, Inc.	4,225
1,551	Tailored Brands, Inc.	23,947
1,043	Taylor Morrison Home Corp., Class A*	14,508
1,855	Tenneco, Inc.*	84,440
2,246	Texas Roadhouse, Inc.	93,681
870	Tile Shop Holdings, Inc.*	10,979
361	Tilly’s, Inc., Class A*	2,596
3,514	Time, Inc.	49,547
677	Tower International, Inc.	14,528
220	Townsquare Media, Inc., Class A*	2,145
5,187	TRI Pointe Group, Inc.*	53,478
844	Tribune Publishing Co.	7,081
1,414	Tuesday Morning Corp.*	9,516
1,800	Tumi Holdings, Inc.*	35,550
477	Unifi, Inc.*	10,690

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

465	Universal Electronics, Inc.*	$24,710
678	Universal Technical Institute, Inc.	2,651
1,166	Vail Resorts, Inc.	148,560
683	Vera Bradley, Inc.*	11,358
494	Vince Holding Corp.*	3,191
954	Vitamin Shoppe, Inc.*	26,321
636	VOXX International Corp.*	2,538
644	Wayfair, Inc., Class A*	25,097
495	WCI Communities, Inc.*	8,539
886	Weight Watchers International, Inc.*	10,428
577	West Marine, Inc.*	4,720
211	Weyco Group, Inc.	5,743
626	William Lyon Homes, Class A*	7,424
214	Wingstop, Inc.*	5,097
71	Winmark Corp.	6,880
864	Winnebago Industries, Inc.	16,183
3,312	Wolverine World Wide, Inc.	62,696
966	World Wrestling Entertainment, Inc., Class A	16,152
884	ZAGG, Inc.*	9,211
620	Zoe’s Kitchen, Inc.*	21,657
638	Zumiez, Inc.*	13,181
		6,918,481
	Consumer Staples — 2.8%

124	Alico, Inc.	2,969
481	Amplify Snack Brands, Inc.*	4,950
911	Andersons, Inc. (The)	24,460
261	Arcadia Biosciences, Inc.*	741
1,860	B&G Foods, Inc.	64,338
292	Boston Beer Co., Inc. (The), Class A*	54,928
473	Calavo Growers, Inc.	25,334
1,005	Cal-Maine Foods, Inc.	53,647
1,247	Casey’s General Stores, Inc.	131,646
2,137	Castle Brands, Inc.*	1,772
1,357	Central Garden & Pet Co., Class A*	18,360
605	Chefs’ Warehouse, Inc. (The)*	11,416
149	Coca-Cola Bottling Co. Consolidated	26,033
328	Craft Brew Alliance, Inc.*	2,713
5,302	Darling Ingredients, Inc.*	47,771
3,028	Dean Foods Co.	58,410
838	Elizabeth Arden, Inc.*	5,196
660	Fairway Group Holdings Corp.*	199
248	Farmer Brothers Co.*	6,537
1,069	Fresh Del Monte Produce, Inc.	42,878
1,383	Fresh Market, Inc. (The)*	31,906
667	Freshpet, Inc.*	4,436
2,524	HRG Group, Inc.*	29,379
428	Ingles Markets, Inc., Class A	14,437
545	Inter Parfums, Inc.	13,794
627	Inventure Foods, Inc.*	3,837
478	J&J Snack Foods Corp.	52,958
267	John B. Sanfilippo & Son, Inc.	18,583
594	Lancaster Colony Corp.	60,451
865	Landec Corp.*	8,728
152	Lifeway Foods, Inc.*	1,716
369	Limoneira Co.	5,151
349	Medifast, Inc.	10,592
324	MGP Ingredients, Inc.	7,578
366	National Beverage Corp.*	13,915
288	Natural Grocers by Vitamin Cottage, Inc.*	5,795
253	Natural Health Trends Corp.	7,886
340	Nature’s Sunshine Products, Inc.	2,849
269	Nutraceutical International Corp.*	6,601
157	Oil-Dri Corp. of America	5,784
697	Omega Protein Corp.*	16,554
295	Orchids Paper Products Co.	8,118
535	Performance Food Group Co.*	13,231
1,976	Post Holdings, Inc.*	137,253
625	PriceSmart, Inc.	48,288
369	Revlon, Inc., Class A*	12,915
719	Sanderson Farms, Inc.	65,616
8	Seaboard Corp.*	23,400
240	Seneca Foods Corp., Class A*	7,982
779	Smart & Final Stores, Inc.*	12,659
2,226	Snyder’s-Lance, Inc.	72,801
1,207	SpartanNash Co.	33,132
8,401	SUPERVALU, Inc.*	42,929
683	Synutra International, Inc.*	3,477
598	Tootsie Roll Industries, Inc.	19,925
1,810	TreeHouse Foods, Inc.*	152,800
1,607	United Natural Foods, Inc.*	49,592
725	Universal Corp.	39,498
181	USANA Health Sciences, Inc.*	20,402
2,753	Vector Group Ltd.	63,952
230	Village Super Market, Inc., Class A	6,097
467	WD-40 Co.	50,436
353	Weis Markets, Inc.	14,695
		1,806,426
	Energy — 1.7%

3,013	Abraxas Petroleum Corp.*	2,712
68	Adams Resources & Energy, Inc.	2,225
1,002	Alon USA Energy, Inc.	9,880
1,159	Approach Resources, Inc.*	874
2,227	Archrock, Inc.	8,886
575	Ardmore Shipping Corp.	4,623
2,074	Atwood Oceanics, Inc.	14,269
1,368	Basic Energy Services, Inc.*	2,394
1,606	Bill Barrett Corp.*	4,593
1,595	Bonanza Creek Energy, Inc.*	2,967
1,118	Bristow Group, Inc.	17,005
1,810	C&J Energy Services Ltd.*	1,864
2,571	Callon Petroleum Co.*	16,403
630	CARBO Ceramics, Inc.	12,594
1,871	Carrizo Oil & Gas, Inc.*	40,226
189	Clayton Williams Energy, Inc.*	2,765
2,285	Clean Energy Fuels Corp.*	6,581
1,959	Cloud Peak Energy, Inc.*	3,330
559	Contango Oil & Gas Co.*	3,371
1,841	Delek U.S. Holdings, Inc.	29,125
2,980	DHT Holdings, Inc.	17,373
803	Dorian LPG Ltd.*	8,648
42	Earthstone Energy, Inc.*	466
1,542	Eclipse Resources Corp.*	1,463
1,402	Energy Fuels, Inc.*	3,463
3,030	Energy XXI Ltd.	1,128
660	Era Group, Inc.*	6,085
445	Erin Energy Corp.*	1,077
790	Evolution Petroleum Corp.	3,413
5,066	EXCO Resources, Inc.*	5,319
1,114	Exterran Corp.*	15,195
2,053	Fairmount Santrol Holdings, Inc.*	4,065
1,903	Forum Energy Technologies, Inc.*	22,379
1,532	Frontline Ltd.	13,560
1,336	GasLog Ltd.	12,692
2,604	Gastar Exploration, Inc.*	1,797
542	Gener8 Maritime, Inc.*	3,366
422	Geospace Technologies Corp.*	4,714
1,218	Green Plains, Inc.	16,565
823	GulfMark Offshore, Inc., Class A*	2,955
2,357	Halcon Resources Corp.*	1,369
349	Hallador Energy Co.	1,686

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

3,399	Helix Energy Solutions Group, Inc.*	$13,256
1,026	Hornbeck Offshore Services, Inc.*	8,813
532	Independence Contract Drilling, Inc.*	2,048
305	ION Geophysical Corp.*	945
29	Isramco, Inc.*	2,363
929	Jones Energy, Inc., Class A*	1,393
4,270	Key Energy Services, Inc.*	978
2,348	Matador Resources Co.*	37,897
857	Matrix Service Co.*	15,760
7,657	McDermott International, Inc.*	25,268
409	Natural Gas Services Group, Inc.*	7,387
2,632	Navios Maritime Acquisition Corp.	4,474
2,699	Newpark Resources, Inc.*	10,067
608	Nordic American Offshore Ltd.	2,864
2,862	Nordic American Tankers Ltd.	39,553
229	North Atlantic Drilling Ltd.*	398
1,977	Northern Oil and Gas, Inc.*	6,603
5,796	Oasis Petroleum, Inc.*	31,240
1,656	Oil States International, Inc.*	43,238
1,023	Pacific Ethanol, Inc.*	4,031
530	Panhandle Oil and Gas, Inc., Class A	8,236
514	Par Pacific Holdings, Inc.*	10,126
3,924	Parker Drilling Co.*	6,121
3,208	Parsley Energy, Inc., Class A*	58,963
1,285	PDC Energy, Inc.*	64,391
594	Peabody Energy Corp.	1,449
403	PHI, Inc. (Non-Voting)*	7,351
2,067	Pioneer Energy Services Corp.*	2,832
1,410	Renewable Energy Group, Inc.*	10,279
186	REX American Resources Corp.*	9,393
1,543	Rex Energy Corp.*	911
387	RigNet, Inc.*	5,108
781	Ring Energy, Inc.*	3,265
2,107	RSP Permian, Inc.*	50,378
1,692	Sanchez Energy Corp.*	6,024
5,738	Scorpio Tankers, Inc.	35,690
586	SEACOR Holdings, Inc.*	28,357
1,409	SemGroup Corp., Class A	26,771
1,804	Seventy Seven Energy, Inc.*	866
1,903	Ship Finance International Ltd.	24,796
1,835	Stone Energy Corp.*	2,844
3,830	Synergy Resources Corp.*	23,938
3,051	Teekay Tankers Ltd., Class A	12,540
1,250	Tesco Corp.	9,050
2,556	TETRA Technologies, Inc.*	12,882
1,509	Tidewater, Inc.	8,677
829	TransAtlantic Petroleum Ltd.*	514
1,496	Triangle Petroleum Corp.*	479
1,713	U.S. Silica Holdings, Inc.	32,872
4,916	Ultra Petroleum Corp.*	1,750
1,617	Unit Corp.*	8,667
3,131	Uranium Energy Corp.*	2,696
1,123	W&T Offshore, Inc.*	2,044
2,283	Western Refining, Inc.	60,888
575	Westmoreland Coal Co.*	3,536
		1,138,725
	Financials — 19.4%

525	1st Source Corp.	15,986
2,207	Acadia Realty Trust (REIT)	72,941
233	Access National Corp.	4,334
1,303	Actua Corp.*	10,593
911	AG Mortgage Investment Trust, Inc. (REIT)	11,233
661	Agree Realty Corp. (REIT)	24,490
1,568	Alexander & Baldwin, Inc.	52,559
67	Alexander’s, Inc. (REIT)	25,784
96	Allegiance Bancshares, Inc.*	1,657
29	Altisource Asset Management Corp.*	493
423	Altisource Portfolio Solutions S.A.*	11,319
1,836	Altisource Residential Corp. (REIT)	17,222
1,444	Ambac Financial Group, Inc.*	22,050
1,193	American Assets Trust, Inc. (REIT)	44,248
1,528	American Capital Mortgage Investment Corp. (REIT)	21,117
2,614	American Equity Investment Life Holding Co.	35,550
280	American National Bankshares, Inc.	7,109
1,033	Ameris Bancorp	27,881
609	AMERISAFE, Inc.	31,363
299	Ames National Corp.	7,000
246	Anchor BanCorp Wisconsin, Inc.*	10,273
3,175	Anworth Mortgage Asset Corp. (REIT)	14,922
1,875	Apollo Commercial Real Estate Finance, Inc. (REIT)	28,969
1,030	Apollo Residential Mortgage, Inc. (REIT)	13,287
870	Ares Commercial Real Estate Corp. (REIT)	8,482
896	Argo Group International Holdings Ltd.	49,934
734	Arlington Asset Investment Corp., Class A	8,889
951	Armada Hoffler Properties, Inc. (REIT)	10,109
1,177	ARMOUR Residential REIT, Inc. (REIT)	22,658
359	Arrow Financial Corp.	9,395
879	Ashford Hospitality Prime, Inc. (REIT)	8,641
2,677	Ashford Hospitality Trust, Inc. (REIT)	14,804
34	Ashford, Inc.*	1,360
203	Associated Capital Group, Inc., Class A*	5,548
2,887	Astoria Financial Corp.	42,987
333	Atlas Financial Holdings, Inc.*	5,984
397	AV Homes, Inc.*	3,962
301	Baldwin & Lyons, Inc., Class B	7,329
1,232	Banc of California, Inc.	18,887
234	BancFirst Corp.	13,221
965	Banco Latinoamericano de Comercio Exterior S.A., Class E	20,622
1,082	Bancorp, Inc. (The)*	5,161
3,098	BancorpSouth, Inc.	61,712
1,496	Bank Mutual Corp.	11,175
192	Bank of Marin Bancorp	9,477
2,503	Bank of the Ozarks, Inc.	94,714
590	BankFinancial Corp.	7,104
673	Banner Corp.	26,725
192	Bar Harbor Bankshares	6,353
2,553	BBCN Bancorp, Inc.	36,533
87	BBX Capital Corp., Class A*	1,068
428	Bear State Financial, Inc.*	3,933
2,654	Beneficial Bancorp, Inc.*	33,945
947	Berkshire Hills Bancorp, Inc.	24,452
5,880	BGC Partners, Inc., Class A	50,803
900	Blue Hills Bancorp, Inc.	12,420
605	Bluerock Residential Growth REIT, Inc. (REIT)	6,207
960	BNC Bancorp	19,469
1,970	BofI Holding, Inc.*	36,504
2,665	Boston Private Financial Holdings, Inc.	28,142
478	Bridge Bancorp, Inc.	13,580
2,248	Brookline Bancorp, Inc.	23,626
571	Bryn Mawr Bank Corp.	14,349
260	BSB Bancorp, Inc./MA*	5,691
191	C1 Financial, Inc.*	4,288

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

572	Calamos Asset Management, Inc., Class A	$4,845
239	Camden National Corp.	9,276
677	Capital Bank Financial Corp., Class A	19,938
345	Capital City Bank Group, Inc.	4,968
4,514	Capitol Federal Financial, Inc.	56,741
3,075	Capstead Mortgage Corp. (REIT)	29,858
1,032	Cardinal Financial Corp.	19,876
1,545	CareTrust REIT, Inc. (REIT)	17,598
991	Cascade Bancorp*	5,312
815	Cash America International, Inc.	27,457
1,269	CatchMark Timber Trust, Inc., Class A (REIT)	13,515
2,564	Cathay General Bancorp	68,433
2,728	Cedar Realty Trust, Inc. (REIT)	18,632
1,458	CenterState Banks, Inc.	20,412
738	Central Pacific Financial Corp.	14,708
111	Century Bancorp, Inc./MA, Class A	4,379
489	Charter Financial Corp./MD	6,704
1,229	Chatham Lodging Trust (REIT)	24,654
1,082	Chemical Financial Corp.	36,604
1,914	Chesapeake Lodging Trust (REIT)	48,635
391	Citizens & Northern Corp.	7,781
1,575	Citizens, Inc./TX*	11,057
488	City Holding Co.	21,506
824	Clifton Bancorp, Inc.	12,162
462	CNB Financial Corp./PA	8,191
5,967	CNO Financial Group, Inc.	104,005
1,165	CoBiz Financial, Inc.	12,640
651	Cohen & Steers, Inc.	20,259
3,584	Colony Capital, Inc., Class A (REIT)	58,778
1,225	Colony Starwood Homes (REIT)	26,901
1,851	Columbia Banking System, Inc.	53,364
1,372	Community Bank System, Inc.	50,805
502	Community Trust Bancorp, Inc.	16,927
395	CommunityOne Bancorp*	5,072
959	ConnectOne Bancorp, Inc.	14,788
140	Consolidated-Tomoka Land Co.	6,714
383	CorEnergy Infrastructure Trust, Inc. (REIT)	5,059
781	CoreSite Realty Corp. (REIT)	50,343
6,951	Cousins Properties, Inc. (REIT)	60,196
3,575	Cowen Group, Inc., Class A*	12,119
912	Crawford & Co., Class B	4,487
539	CU Bancorp*	11,793
5,338	CubeSmart (REIT)	159,606
858	Customers Bancorp, Inc.*	19,434
3,410	CVB Financial Corp.	52,957
2,127	CyrusOne, Inc. (REIT)	84,314
5,074	CYS Investments, Inc. (REIT)	39,780
2,851	DCT Industrial Trust, Inc. (REIT)	103,178
96	Diamond Hill Investment Group, Inc.	16,224
6,441	DiamondRock Hospitality Co. (REIT)	57,325
999	Dime Community Bancshares, Inc.	17,013
273	Donegal Group, Inc., Class A	4,002
2,026	DuPont Fabros Technology, Inc. (REIT)	72,227
1,578	Dynex Capital, Inc. (REIT)	10,020
960	Eagle Bancorp, Inc.*	44,006
439	Easterly Government Properties, Inc. (REIT)	7,507
1,037	EastGroup Properties, Inc. (REIT)	56,237
2,029	Education Realty Trust, Inc. (REIT)	80,450
575	eHealth, Inc.*	5,802
251	EMC Insurance Group, Inc.	6,044
1,023	Employers Holdings, Inc.	28,398
835	Encore Capital Group, Inc.*	19,414
836	Enova International, Inc.*	4,832
292	Enstar Group Ltd.*	46,151
245	Enterprise Bancorp, Inc./MA	5,569
640	Enterprise Financial Services Corp.	17,747
1,835	EPR Properties (REIT)	114,192
72	Equity Bancshares, Inc., Class A*	1,504
2,564	Equity One, Inc. (REIT)	70,279
1,784	Essent Group Ltd.*	34,342
3,105	EverBank Financial Corp.	40,427
1,111	Evercore Partners, Inc., Class A	51,850
1,661	EZCORP, Inc., Class A*	4,817
240	Farmers Capital Bank Corp.	6,170
309	FBL Financial Group, Inc., Class A	17,771
898	FCB Financial Holdings, Inc., Class A*	26,949
336	Federal Agricultural Mortgage Corp., Class C	10,903
455	Federated National Holding Co.	10,875
4,598	FelCor Lodging Trust, Inc. (REIT)	34,025
361	Fidelity & Guaranty Life	8,942
565	Fidelity Southern Corp.	8,469
1	Fidus Investment Corp.	10
187	Fifth Street Asset Management, Inc.	597
1,664	Financial Engines, Inc.	40,602
455	Financial Institutions, Inc.	12,067
3,478	First American Financial Corp.	128,790
345	First Bancorp, Inc./ME	6,507
3,734	First BanCorp./Puerto Rico*	10,007
633	First Bancorp/NC	11,704
774	First Busey Corp.	14,667
278	First Business Financial Services, Inc.	5,869
905	First Cash Financial Services, Inc.	38,164
247	First Citizens BancShares, Inc., Class A	57,830
2,855	First Commonwealth Financial Corp.	24,524
541	First Community Bancshares, Inc./VA	9,792
515	First Connecticut Bancorp, Inc./CT	8,286
297	First Defiance Financial Corp.	11,639
1,979	First Financial Bancorp	33,188
2,058	First Financial Bankshares, Inc.	54,352
355	First Financial Corp./IN	11,697
3,553	First Industrial Realty Trust, Inc. (REIT)	76,461
631	First Interstate BancSystem, Inc., Class A	16,911
1,300	First Merchants Corp.	28,847
2,502	First Midwest Bancorp, Inc./IL	41,783
489	First NBC Bank Holding Co.*	11,531
393	First of Long Island Corp. (The)	10,941
1,884	First Potomac Realty Trust (REIT)	15,939
5,320	FirstMerit Corp.	104,432
660	Flagstar Bancorp, Inc.*	12,672
944	Flushing Financial Corp.	19,494
6,508	FNB Corp./PA	79,921
2,433	FNFV Group*	24,744
1,079	Forestar Group, Inc.*	10,520
375	Fox Chase Bancorp, Inc.	7,189
175	Franklin Financial Network, Inc.*	4,807
2,886	Franklin Street Properties Corp. (REIT)	27,446
221	FRP Holdings, Inc.*	7,501
5,670	Fulton Financial Corp.	71,499
1,036	GAIN Capital Holdings, Inc.	7,490
203	GAMCO Investors, Inc., Class A	7,052
2,396	GEO Group, Inc. (The) (REIT)	69,580
480	German American Bancorp, Inc.	15,326
820	Getty Realty Corp. (REIT)	14,916
2,424	Glacier Bancorp, Inc.	57,740
708	Gladstone Commercial Corp. (REIT)	10,535
266	Global Indemnity PLC*	7,464
2,258	Government Properties Income Trust (REIT)	33,509

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

13,464	Gramercy Property Trust (REIT)	$101,653
139	Great Ajax Corp. (REIT)	1,382
336	Great Southern Bancorp, Inc.	12,624
1,326	Great Western Bancorp, Inc.	32,633
458	Green Bancorp, Inc.*	3,275
1,473	Green Dot Corp., Class A*	30,432
940	Greenhill & Co., Inc.	21,676
928	Greenlight Capital Re Ltd., Class A*	19,859
476	Guaranty Bancorp	7,088
454	Hallmark Financial Services, Inc.*	4,531
1,100	Hampton Roads Bankshares, Inc.*	1,848
2,499	Hancock Holding Co.	57,652
1,025	Hanmi Financial Corp.	21,351
1,228	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (REIT)	21,625
3,106	Hatteras Financial Corp. (REIT)	42,708
275	HCI Group, Inc.	9,664
3,221	Healthcare Realty Trust, Inc. (REIT)	93,441
607	Heartland Financial USA, Inc.	17,846
780	Heritage Commerce Corp.	7,277
970	Heritage Financial Corp./WA	16,917
793	Heritage Insurance Holdings, Inc.	15,479
753	Heritage Oaks Bancorp	5,467
1,477	Hersha Hospitality Trust (REIT)	29,732
1,214	HFF, Inc., Class A	30,386
3,018	Highwoods Properties, Inc. (REIT)	131,434
2,444	Hilltop Holdings, Inc.*	40,766
42	Hingham Institution for Savings	4,933
1,832	Home BancShares, Inc./AR	72,401
708	HomeStreet, Inc.*	14,139
615	HomeTrust Bancshares, Inc.*	10,830
1,320	Horace Mann Educators Corp.	40,669
367	Horizon Bancorp/IN	8,881
387	Houlihan Lokey, Inc.	9,892
2,389	Hudson Pacific Properties, Inc. (REIT)	60,920
1,225	IBERIABANK Corp.	58,408
277	Impac Mortgage Holdings, Inc.*	3,703
226	Independence Holding Co.	3,679
1,034	Independence Realty Trust, Inc. (REIT)	6,649
839	Independent Bank Corp./MA	36,245
737	Independent Bank Corp./MI	10,856
311	Independent Bank Group, Inc.	8,553
368	Infinity Property & Casualty Corp.	27,512
703	InfraREIT, Inc. (REIT)	14,847
2,814	Inland Real Estate Corp. (REIT)	29,828
1,738	International Bancshares Corp.	39,192
483	INTL. FCStone, Inc.*	12,331
3,951	Invesco Mortgage Capital, Inc. (REIT)	44,686
1,098	Investment Technology Group, Inc.	20,115
11,191	Investors Bancorp, Inc.	126,682
3,934	Investors Real Estate Trust (REIT)	24,155
2,744	iStar, Inc. (REIT)*	23,214
353	James River Group Holdings Ltd.	10,318
4,711	Janus Capital Group, Inc.	60,913
465	JG Wentworth Co. (The), Class A*	591
1,091	KCG Holdings, Inc., Class A*	11,532
3,001	Kearny Financial Corp./MD	35,922
1,396	Kemper Corp.	37,524
2,978	Kennedy-Wilson Holdings, Inc.	56,642
2,682	Kite Realty Group Trust (REIT)	72,199
1,403	Ladder Capital Corp. (REIT)	14,507
3,380	Ladenburg Thalmann Financial Services, Inc.*	7,875
1,216	Lakeland Bancorp, Inc.	12,160
533	Lakeland Financial Corp.	22,764
3,625	LaSalle Hotel Properties (REIT)	88,269
1,528	LegacyTexas Financial Group, Inc.	27,122
201	LendingTree, Inc.*	17,762
6,593	Lexington Realty Trust (REIT)	51,030
154	Live Oak Bancshares, Inc.	2,039
1,140	LTC Properties, Inc. (REIT)	50,662
2,860	Mack-Cali Realty Corp. (REIT)	56,914
1,623	Maiden Holdings Ltd.	19,427
695	MainSource Financial Group, Inc.	14,387
436	Marcus & Millichap, Inc.*	9,718
1,198	MarketAxess Holdings, Inc.	141,915
278	Marlin Business Services Corp.	3,839
2,411	MB Financial, Inc.	73,584
4,367	MBIA, Inc.*	29,958
7,506	Medical Properties Trust, Inc. (REIT)	86,844
192	Medley Management, Inc., Class A	1,048
542	Mercantile Bank Corp.	12,233
160	Merchants Bancshares, Inc./VT	4,624
1,763	Meridian Bancorp, Inc.	24,312
242	Meta Financial Group, Inc.	10,016
10,899	MGIC Investment Corp.*	74,549
253	MidWestOne Financial Group, Inc.	6,593
565	Moelis & Co., Class A	13,967
2,024	Monmouth Real Estate Investment Corp. (REIT)	22,426
5,343	Monogram Residential Trust, Inc. (REIT)	48,514
963	National Bank Holdings Corp., Class A	18,624
223	National Bankshares, Inc.	7,417
194	National Commerce Corp.*	4,274
1,287	National General Holdings Corp.	25,650
1,205	National Health Investors, Inc. (REIT)	75,807
229	National Interstate Corp.	5,098
4,496	National Penn Bancshares, Inc.	50,040
735	National Storage Affiliates Trust (REIT)	13,296
72	National Western Life Group, Inc., Class A	15,452
1,187	Nationstar Mortgage Holdings, Inc.*	14,030
340	Navigators Group, Inc. (The)*	27,533
1,414	NBT Bancorp, Inc.	36,481
762	Nelnet, Inc., Class A	28,651
7,394	New Residential Investment Corp. (REIT)	86,584
2,777	New Senior Investment Group, Inc. (REIT)	26,909
3,509	New York Mortgage Trust, Inc. (REIT)	14,668
5,213	New York REIT, Inc. (REIT)	50,045
775	NewStar Financial, Inc.*	5,317
608	NexPoint Residential Trust, Inc. (REIT)	7,199
1,599	NMI Holdings, Inc., Class A*	8,155
1,505	Northfield Bancorp, Inc.	23,644
3,258	Northwest Bancshares, Inc.	41,018
427	OceanFirst Financial Corp.	7,255
3,447	Ocwen Financial Corp.*	13,064
1,430	OFG Bancorp	8,323
3,754	Old National Bancorp/IN	41,895
946	Old Second Bancorp, Inc.*	6,329
790	OM Asset Management PLC	9,006
372	On Deck Capital, Inc.*	2,492
402	One Liberty Properties, Inc. (REIT)	8,534
729	OneBeacon Insurance Group Ltd., Class A	9,411
333	Oppenheimer Holdings, Inc., Class A	4,715
334	Opus Bank	10,775
699	Orchid Island Capital, Inc. (REIT)	6,724
1,412	Oritani Financial Corp.	23,891
626	Pacific Continental Corp.	9,665
877	Pacific Premier Bancorp, Inc.*	18,022

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

419	Park National Corp.	$35,695
1,550	Park Sterling Corp.	9,657
2,716	Parkway Properties, Inc./MD (REIT)	36,367
267	Patriot National, Inc.*	1,127
497	Peapack Gladstone Financial Corp.	8,240
2,306	Pebblebrook Hotel Trust (REIT)	62,631
154	Penns Woods Bancorp, Inc.	5,961
2,218	Pennsylvania Real Estate Investment Trust (REIT)	42,497
425	PennyMac Financial Services, Inc., Class A*	5,274
2,393	PennyMac Mortgage Investment Trust (REIT)	31,492
590	Peoples Bancorp, Inc./OH	10,526
242	Peoples Financial Services Corp.	8,765
92	People’s Utah Bancorp	1,398
1,593	PHH Corp.*	14,449
3,485	Physicians Realty Trust (REIT)	59,872
738	PICO Holdings, Inc.*	6,310
1,151	Pinnacle Financial Partners, Inc.	53,372
427	Piper Jaffray Cos.*	18,083
1,305	Potlatch Corp. (REIT)	34,504
1,551	PRA Group, Inc.*	37,844
713	Preferred Apartment Communities, Inc., Class A (REIT)	8,627
375	Preferred Bank/CA	10,706
1,552	Primerica, Inc.	65,479
2,523	PrivateBancorp, Inc.	86,690
2,248	Prosperity Bancshares, Inc.	90,932
2,106	Provident Financial Services, Inc.	39,151
626	PS Business Parks, Inc. (REIT)	57,473
403	Pzena Investment Management, Inc., Class A	2,515
375	QCR Holdings, Inc.	8,408
896	QTS Realty Trust, Inc., Class A (REIT)	39,890
6,142	Radian Group, Inc.	66,334
2,917	RAIT Financial Trust (REIT)	7,643
2,540	Ramco-Gershenson Properties Trust (REIT)	42,672
378	RE/MAX Holdings, Inc., Class A	12,119
2,704	Redwood Trust, Inc. (REIT)	32,151
346	Regional Management Corp.*	5,294
1,290	Renasant Corp.	40,274
319	Republic Bancorp, Inc./KY, Class A	8,170
472	Resource America, Inc., Class A	2,119
1,018	Resource Capital Corp. (REIT)	11,290
3,193	Retail Opportunity Investments Corp. (REIT)	58,687
1,776	Rexford Industrial Realty, Inc. (REIT)	29,926
1,386	RLI Corp.	86,999
4,242	RLJ Lodging Trust (REIT)	88,955
224	RMR Group, Inc. (The), Class A*	5,053
1,174	Rouse Properties, Inc. (REIT)	21,414
1,395	Ryman Hospitality Properties, Inc. (REIT)	66,779
1,117	S&T Bancorp, Inc.	28,171
2,090	Sabra Health Care REIT, Inc. (REIT)	41,622
665	Safeguard Scientifics, Inc.*	7,860
484	Safety Insurance Group, Inc.	26,770
792	Sandy Spring Bancorp, Inc.	20,576
313	Saul Centers, Inc. (REIT)	15,331
764	Seacoast Banking Corp. of Florida*	11,322
2,011	Select Income REIT (REIT)	41,467
1,827	Selective Insurance Group, Inc.	61,351
715	ServisFirst Bancshares, Inc.	26,133
379	Sierra Bancorp	7,114
1,167	Silver Bay Realty Trust Corp. (REIT)	16,046
958	Simmons First National Corp., Class A	39,460
776	South State Corp.	48,487
813	Southside Bancshares, Inc.	19,040
611	Southwest Bancorp, Inc./OK	9,257
1,263	Sovran Self Storage, Inc. (REIT)	134,434
1,769	St. Joe Co. (The)*	26,906
2,090	STAG Industrial, Inc. (REIT)	36,700
481	State Auto Financial Corp.	10,351
1,147	State Bank Financial Corp.	21,472
1,002	State National Cos., Inc.	11,293
3,847	Sterling Bancorp/DE	55,435
736	Stewart Information Services Corp.	24,840
2,178	Stifel Financial Corp.*	63,075
475	Stock Yards Bancorp, Inc.	17,741
357	Stonegate Bank	10,249
467	Stonegate Mortgage Corp.*	2,186
1,299	STORE Capital Corp. (REIT)	31,371
376	Suffolk Bancorp	9,110
2,800	Summit Hotel Properties, Inc. (REIT)	30,268
308	Sun Bancorp, Inc./NJ*	6,400
1,625	Sun Communities, Inc. (REIT)	109,736
6,697	Sunstone Hotel Investors, Inc. (REIT)	86,391
1,633	Talmer Bancorp, Inc., Class A	27,434
441	Tejon Ranch Co.*	7,762
1,380	Terreno Realty Corp. (REIT)	30,553
273	Territorial Bancorp, Inc.	7,024
1,469	Texas Capital Bancshares, Inc.*	47,493
2,708	Third Point Reinsurance Ltd.*	29,923
961	Tiptree Financial, Inc., Class A	5,891
480	Tompkins Financial Corp.	27,106
1,461	Towne Bank/VA	25,465
730	TriCo Bancshares	18,104
683	TriState Capital Holdings, Inc.*	8,203
477	Triumph Bancorp, Inc.*	6,521
3,050	TrustCo Bank Corp./NY	17,599
2,168	Trustmark Corp.	47,436
1,263	UMB Financial Corp.	62,026
758	UMH Properties, Inc. (REIT)	7,118
7,077	Umpqua Holdings Corp.	106,438
1,448	Union Bankshares Corp.	32,956
2,229	United Bankshares, Inc./WV	78,104
1,709	United Community Banks, Inc./GA	29,583
1,577	United Community Financial Corp./OH	9,304
984	United Development Funding IV (REIT)^	2,362
1,587	United Financial Bancorp, Inc.	18,377
650	United Fire Group, Inc.	26,208
550	United Insurance Holdings Corp.	10,731
401	Universal Health Realty Income Trust (REIT)	20,788
1,028	Universal Insurance Holdings, Inc.	20,067
631	Univest Corp. of Pennsylvania	12,046
2,849	Urban Edge Properties (REIT)	69,288
894	Urstadt Biddle Properties, Inc., Class A (REIT)	17,674
7,462	Valley National Bancorp	67,158
610	Virtu Financial, Inc., Class A	13,609
220	Virtus Investment Partners, Inc.	20,198
849	Walker & Dunlop, Inc.*	19,629
1,211	Walter Investment Management Corp.*	9,083
3,043	Washington Federal, Inc.	64,481
2,187	Washington Real Estate Investment Trust (REIT)	56,578
476	Washington Trust Bancorp, Inc.	17,660
866	Waterstone Financial, Inc.	12,228
2,913	Webster Financial Corp.	97,906
1,234	WesBanco, Inc.	34,885

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

515	West Bancorp., Inc.	$9,043
820	Westamerica Bancorp.	36,892
2,759	Western Alliance Bancorp.*	81,997
1,345	Western Asset Mortgage Capital Corp. (REIT)	14,539
247	Westwood Holdings Group, Inc.	12,249
866	Whitestone REIT (REIT)	9,717
2,265	Wilshire Bancorp, Inc.	22,288
1,522	Wintrust Financial Corp.	64,685
3,661	WisdomTree Investments, Inc.	43,383
228	World Acceptance Corp.*	8,374
986	WSFS Financial Corp.	29,876
3,583	Xenia Hotels & Resorts, Inc. (REIT)	54,892
1,384	Yadkin Financial Corp.	29,964
122	ZAIS Group Holdings, Inc.*	616
		12,748,460
	Health Care — 10.3%

255	AAC Holdings, Inc.*	5,202
723	Abaxis, Inc.	28,356
365	Abeona Therapeutics, Inc.*	818
1,339	Abiomed, Inc.*	107,133
2,704	ACADIA Pharmaceuticals, Inc.*	46,671
791	Accelerate Diagnostics, Inc.*	9,516
786	Acceleron Pharma, Inc.*	19,917
2,535	Accuray, Inc.*	12,802
934	Aceto Corp.	20,034
3,772	Achillion Pharmaceuticals, Inc.*	27,875
184	Aclaris Therapeutics, Inc.*	3,375
1,373	Acorda Therapeutics, Inc.*	44,911
391	Adamas Pharmaceuticals, Inc.*	5,005
207	Addus HomeCare Corp.*	4,699
199	Adeptus Health, Inc., Class A*	11,327
268	Aduro Biotech, Inc.*	3,902
973	Advaxis, Inc.*	5,313
805	Aegerion Pharmaceuticals, Inc.*	4,540
658	Aerie Pharmaceuticals, Inc.*	11,081
491	Affimed N.V.*	1,566
2,481	Affymetrix, Inc.*	34,833
2,451	Agenus, Inc.*	6,789
431	Agile Therapeutics, Inc.*	2,483
357	Aimmune Therapeutics, Inc.*	5,712
1,260	Air Methods Corp.*	45,776
1,028	Akebia Therapeutics, Inc.*	7,504
801	Albany Molecular Research, Inc.*	11,807
750	Alder Biopharmaceuticals, Inc.*	14,242
976	Alimera Sciences, Inc.*	2,098
162	Alliance HealthCare Services, Inc.*	1,158
231	Almost Family, Inc.*	8,723
1,107	AMAG Pharmaceuticals, Inc.*	29,092
906	Amedisys, Inc.*	33,286
3,719	Amicus Therapeutics, Inc.*	22,909
1,526	AMN Healthcare Services, Inc.*	43,384
1,019	Amphastar Pharmaceuticals, Inc.*	10,730
1,731	Amsurg Corp.*	117,795
1,315	Anacor Pharmaceuticals, Inc.*	83,871
398	Analogic Corp.	29,842
809	AngioDynamics, Inc.*	8,794
253	ANI Pharmaceuticals, Inc.*	8,364
469	Anika Therapeutics, Inc.*	21,166
4,966	Antares Pharma, Inc.*	4,767
1,272	Anthera Pharmaceuticals, Inc.*	3,854
282	Applied Genetic Technologies Corp.*	3,742
1,706	Aralez Pharmaceuticals, Inc.*	9,673
951	Aratana Therapeutics, Inc.*	3,110
712	Ardelyx, Inc.*	6,878
7,767	Arena Pharmaceuticals, Inc.*	11,573
5,372	ARIAD Pharmaceuticals, Inc.*	29,331
4,527	Array BioPharma, Inc.*	11,363
1,909	Arrowhead Research Corp.*	7,445
460	Assembly Biosciences, Inc.*	2,088
335	Asterias Biotherapeutics, Inc.*	1,437
541	Atara Biotherapeutics, Inc.*	8,894
910	AtriCure, Inc.*	15,079
46	Atrion Corp.	17,284
194	aTyr Pharma, Inc.*	867
627	Avalanche Biotechnologies, Inc.*	3,210
454	Axovant Sciences Ltd.*	5,725
265	Bellicum Pharmaceuticals, Inc.*	2,390
2,327	BioCryst Pharmaceuticals, Inc.*	4,631
1,485	BioDelivery Sciences International, Inc.*	5,762
2,203	BioScrip, Inc.*	4,758
158	BioSpecifics Technologies Corp.*	5,609
868	BioTelemetry, Inc.*	10,468
1,810	BioTime, Inc.*	4,163
301	Blueprint Medicines Corp.*	5,216
355	Calithera Biosciences, Inc.*	2,109
1,005	Cambrex Corp.*	38,763
1,102	Cantel Medical Corp.	70,120
946	Capital Senior Living Corp.*	16,158
638	Cara Therapeutics, Inc.*	3,139
394	Carbylan Therapeutics, Inc.*	244
1,018	Cardiovascular Systems, Inc.*	8,510
1,083	Castlight Health, Inc., Class B*	3,596
144	Catabasis Pharmaceuticals, Inc.*	605
2,683	Catalent, Inc.*	65,116
2,417	Catalyst Pharmaceuticals, Inc.*	2,538
3,160	Celldex Therapeutics, Inc.*	21,488
316	Cellular Biomedicine Group, Inc.*	5,479
1,128	Cempra, Inc.*	18,984
2,304	Cepheid, Inc.*	68,383
3,060	Cerus Corp.*	14,994
548	Chemed Corp.	70,418
898	ChemoCentryx, Inc.*	2,954
235	Chiasma, Inc.*	2,319
1,465	Chimerix, Inc.*	6,754
155	Cidara Therapeutics, Inc.*	1,553
375	Civitas Solutions, Inc.*	6,934
893	Clovis Oncology, Inc.*	16,628
757	Coherus Biosciences, Inc.*	10,742
244	Collegium Pharmaceutical, Inc.*	4,255
363	Computer Programs & Systems, Inc.	20,568
494	Concert Pharmaceuticals, Inc.*	6,353
332	ConforMIS, Inc.*	3,024
886	CONMED Corp.	35,210
213	Connecture, Inc.*	637
1,986	Corcept Therapeutics, Inc.*	7,587
722	Corindus Vascular Robotics, Inc.*	975
342	Corium International, Inc.*	1,566
1,098	CorMedix, Inc.*	1,724
276	CorVel Corp.*	11,451
1,032	Cross Country Healthcare, Inc.*	12,807
818	CryoLife, Inc.	8,761
7,403	CTI BioPharma Corp.*	4,012
3,569	Curis, Inc.*	4,890
415	Cutera, Inc.*	4,909
712	Cynosure, Inc., Class A*	28,949
1,113	Cytokinetics, Inc.*	7,012
246	CytomX Therapeutics, Inc.*	3,173
2,124	CytRx Corp.*	5,607
1,924	Depomed, Inc.*	29,399
499	Dermira, Inc.*	11,507
485	Dicerna Pharmaceuticals, Inc.*	2,406
180	Dimension Therapeutics, Inc.*	1,211

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

1,161	Diplomat Pharmacy, Inc.*	$41,355
3,608	Durect Corp.*	4,077
1,176	Dynavax Technologies Corp.*	18,957
275	Eagle Pharmaceuticals, Inc.*	17,432
270	Edge Therapeutics, Inc.*	1,933
974	Emergent BioSolutions, Inc.*	32,950
514	Enanta Pharmaceuticals, Inc.*	14,592
211	EndoChoice Holdings, Inc.*	947
1,205	Endocyte, Inc.*	3,627
2,357	Endologix, Inc.*	20,317
1,633	Ensign Group, Inc. (The)	33,493
173	Entellus Medical, Inc.*	2,770
1,291	Epizyme, Inc.*	11,348
421	Esperion Therapeutics, Inc.*	6,269
424	Evolent Health, Inc., Class A*	4,261
3,078	Exact Sciences Corp.*	15,482
327	Exactech, Inc.*	6,099
1,327	ExamWorks Group, Inc.*	38,616
7,234	Exelixis, Inc.*	26,332
838	Fibrocell Science, Inc.*	1,894
1,536	FibroGen, Inc.*	26,619
727	Five Prime Therapeutics, Inc.*	23,678
1,386	Five Star Quality Care, Inc.*	3,285
175	Flex Pharma, Inc.*	1,300
446	Flexion Therapeutics, Inc.*	4,217
924	Fluidigm Corp.*	6,126
726	Foamix Pharmaceuticals Ltd.*	4,160
383	Foundation Medicine, Inc.*	5,680
5,830	Galena Biopharma, Inc.*	4,839
1,176	Genesis Healthcare, Inc.*	2,093
1,352	GenMark Diagnostics, Inc.*	6,692
693	Genocea Biosciences, Inc.*	2,717
571	Genomic Health, Inc.*	14,521
5,073	Geron Corp.*	12,226
221	Glaukos Corp.*	3,638
221	Global Blood Therapeutics, Inc.*	3,300
2,202	Globus Medical, Inc., Class A*	53,509
819	Greatbatch, Inc.*	30,958
1,658	Haemonetics Corp.*	53,189
3,404	Halozyme Therapeutics, Inc.*	27,675
1,493	Halyard Health, Inc.*	38,101
1,073	Harvard Bioscience, Inc.*	2,951
1,164	HealthEquity, Inc.*	24,234
2,936	HealthSouth Corp.	103,435
810	HealthStream, Inc.*	16,743
996	Healthways, Inc.*	10,488
554	HeartWare International, Inc.*	17,706
938	Heron Therapeutics, Inc.*	14,895
183	Heska Corp.*	5,958
2,841	HMS Holdings Corp.*	37,416
454	ICU Medical, Inc.*	41,723
2,743	Idera Pharmaceuticals, Inc.*	4,883
689	Ignyta, Inc.*	4,403
363	Immune Design Corp.*	3,634
2,766	ImmunoGen, Inc.*	20,136
3,095	Immunomedics, Inc.*	6,995
2,301	Impax Laboratories, Inc.*	75,220
292	Imprivata, Inc.*	3,370
416	INC Research Holdings, Inc., Class A*	16,507
1,574	Infinity Pharmaceuticals, Inc.*	9,098
2,732	Innoviva, Inc.	32,019
505	Inogen, Inc.*	17,261
2,304	Inovio Pharmaceuticals, Inc.*	14,515
1,974	Insmed, Inc.*	24,142
1,821	Insulet Corp.*	55,795
755	Insys Therapeutics, Inc.*	13,197
910	Integra LifeSciences Holdings Corp.*	55,838
528	Intersect ENT, Inc.*	9,546
856	Intra-Cellular Therapies, Inc.*	24,071
1,039	Invacare Corp.	12,582
235	Invitae Corp.*	2,028
852	InVivo Therapeutics Holdings Corp.*	3,996
148	Invuity, Inc.*	1,085
90	iRadimed Corp.*	1,605
4,041	Ironwood Pharmaceuticals, Inc.*	38,996
565	K2M Group Holdings, Inc.*	6,690
741	Karyopharm Therapeutics, Inc.*	4,372
3,324	Keryx Biopharmaceuticals, Inc.*	13,362
2,678	Kindred Healthcare, Inc.	28,146
1,039	Kite Pharma, Inc.*	46,464
442	La Jolla Pharmaceutical Co.*	6,802
307	Landauer, Inc.	8,924
851	Lannett Co., Inc.*	21,411
393	Lantheus Holdings, Inc.*	833
813	LDR Holding Corp.*	16,870
381	LeMaitre Vascular, Inc.	5,612
1,333	Lexicon Pharmaceuticals, Inc.*	12,450
417	LHC Group, Inc.*	14,858
563	Ligand Pharmaceuticals, Inc.*	51,954
1,445	Lion Biotechnologies, Inc.*	8,063
1,424	LivaNova PLC*	80,371
293	Loxo Oncology, Inc.*	5,505
1,381	Luminex Corp.*	25,797
1,011	MacroGenics, Inc.*	16,156
801	Magellan Health, Inc.*	50,451
7,918	MannKind Corp.*	8,156
1,403	Masimo Corp.*	53,090
713	Medgenics, Inc.*	2,945
2,125	Medicines Co. (The)*	68,340
1,774	Medidata Solutions, Inc.*	61,203
1,339	Meridian Bioscience, Inc.	26,981
1,413	Merit Medical Systems, Inc.*	26,579
3,709	Merrimack Pharmaceuticals, Inc.*	21,475
3,486	MiMedx Group, Inc.*	28,690
369	Mirati Therapeutics, Inc.*	7,782
1,260	Molina Healthcare, Inc.*	78,170
1,960	Momenta Pharmaceuticals, Inc.*	16,474
201	MyoKardia, Inc.*	1,427
2,229	Myriad Genetics, Inc.*	78,015
431	NanoString Technologies, Inc.*	5,189
213	NantKwest, Inc.*	1,465
321	Natera, Inc.*	2,167
323	National HealthCare Corp.	20,714
315	National Research Corp., Class A	4,716
1,058	Natus Medical, Inc.*	38,427
4,837	Navidea Biopharmaceuticals, Inc.*	4,786
4,221	Nektar Therapeutics*	47,149
1,189	Neogen Corp.*	58,558
1,718	NeoGenomics, Inc.*	10,944
177	Neos Therapeutics, Inc.*	1,754
2,741	Neurocrine Biosciences, Inc.*	100,814
535	Nevro Corp.*	30,816
667	NewLink Genetics Corp.*	14,034
161	Nivalis Therapeutics, Inc.*	729
1,026	Nobilis Health Corp.*	2,924
1,502	Northwest Biotherapeutics, Inc.*	2,764
8,601	Novavax, Inc.*	37,500
271	Novocure Ltd.*	3,168
1,552	NuVasive, Inc.*	64,874
2,029	NxStage Medical, Inc.*	30,232
482	Ocular Therapeutix, Inc.*	3,793
1,214	Omeros Corp.*	12,310
1,163	Omnicell, Inc.*	31,831
89	Oncocyte Corp.*	342

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

543	OncoMed Pharmaceuticals, Inc.*	$5,175
3,046	Oncothyreon, Inc.*	3,016
760	Ophthotech Corp.*	34,230
1,810	OraSure Technologies, Inc.*	12,145
3,283	Orexigen Therapeutics, Inc.*	2,331
2,919	Organovo Holdings, Inc.*	6,568
602	Orthofix International N.V.*	23,123
612	Osiris Therapeutics, Inc.*	4,370
589	Otonomy, Inc.*	7,463
753	OvaScience, Inc.*	4,179
2,025	Owens & Minor, Inc.	79,805
646	Oxford Immunotec Global PLC*	6,195
2,085	Pacific Biosciences of California, Inc.*	17,285
1,169	Pacira Pharmaceuticals, Inc.*	60,800
391	Paratek Pharmaceuticals, Inc.*	5,974
1,770	PAREXEL International Corp.*	103,881
5,266	PDL BioPharma, Inc.	15,851
148	Penumbra, Inc.*	6,900
7,371	Peregrine Pharmaceuticals, Inc.*	2,949
1,397	Pernix Therapeutics Holdings, Inc.*	3,073
524	Pfenex, Inc.*	3,741
975	PharMerica Corp.*	22,532
560	Phibro Animal Health Corp., Class A	15,490
1,602	Portola Pharmaceuticals, Inc.*	45,128
638	PRA Health Sciences, Inc.*	27,542
328	Press Ganey Holdings, Inc.*	8,653
1,678	Prestige Brands Holdings, Inc.*	82,054
2,235	Progenics Pharmaceuticals, Inc.*	9,856
247	Proteon Therapeutics, Inc.*	1,329
1,084	Prothena Corp. PLC*	34,515
439	Providence Service Corp. (The)*	20,857
1,086	PTC Therapeutics, Inc.*	8,666
1,603	Quality Systems, Inc.	24,927
923	Quidel Corp.*	14,463
1,060	Radius Health, Inc.*	31,058
1,103	RadNet, Inc.*	6,287
2,583	Raptor Pharmaceutical Corp.*	8,937
232	REGENXBIO, Inc.*	2,814
908	Regulus Therapeutics, Inc.*	5,966
1,046	Relypsa, Inc.*	13,870
1,054	Repligen Corp.*	27,119
1,122	Retrophin, Inc.*	15,966
588	Revance Therapeutics, Inc.*	10,399
2,828	Rigel Pharmaceuticals, Inc.*	6,420
1,613	Rockwell Medical, Inc.*	15,485
1,841	RTI Surgical, Inc.*	6,443
499	Sage Therapeutics, Inc.*	14,671
710	Sagent Pharmaceuticals, Inc.*	10,068
2,233	Sangamo BioSciences, Inc.*	11,701
1,436	Sarepta Therapeutics, Inc.*	19,688
1,592	SciClone Pharmaceuticals, Inc.*	15,793
274	SeaSpine Holdings Corp.*	3,452
379	Second Sight Medical Products, Inc.*	1,940
3,370	Select Medical Holdings Corp.	32,992
3,790	Sequenom, Inc.*	5,571
275	Seres Therapeutics, Inc.*	6,355
259	Sientra, Inc.*	1,813
910	Sorrento Therapeutics, Inc.*	5,496
285	Spark Therapeutics, Inc.*	9,080
1,360	Spectranetics Corp. (The)*	19,285
2,150	Spectrum Pharmaceuticals, Inc.*	9,718
1,247	STAAR Surgical Co.*	7,769
501	Stemline Therapeutics, Inc.*	2,410
2,734	STERIS PLC	175,851
798	Sucampo Pharmaceuticals, Inc., Class A*	10,494
1,102	Supernus Pharmaceuticals, Inc.*	13,819
508	Surgery Partners, Inc.*	6,670
691	Surgical Care Affiliates, Inc.*	28,006
418	SurModics, Inc.*	7,800
3,210	Synergy Pharmaceuticals, Inc.*	10,015
2,916	Synta Pharmaceuticals Corp.*	663
343	T2 Biosystems, Inc.*	2,741
567	Tandem Diabetes Care, Inc.*	5,069
2,311	Team Health Holdings, Inc.*	103,001
304	Teladoc, Inc.*	4,204
1,327	Teligent, Inc.*	7,763
747	TESARO, Inc.*	30,224
1,159	Tetraphase Pharmaceuticals, Inc.*	4,682
1,134	TG Therapeutics, Inc.*	9,446
4,615	TherapeuticsMD, Inc.*	28,198
916	Theravance Biopharma, Inc.*	14,399
2,050	Threshold Pharmaceuticals, Inc.*	462
83	Tobira Therapeutics, Inc.*	588
304	Tokai Pharmaceuticals, Inc.*	1,936
1,434	TransEnterix, Inc.*	4,603
1,020	Trevena, Inc.*	8,537
775	Triple-S Management Corp., Class B*	20,320
950	Trovagene, Inc.*	4,892
524	Trupanion, Inc.*	4,758
398	U.S. Physical Therapy, Inc.	20,175
1,233	Ultragenyx Pharmaceutical, Inc.*	75,201
4,450	Unilife Corp.*	3,745
1,599	Universal American Corp.	10,681
120	Utah Medical Products, Inc.	7,110
1,341	Vanda Pharmaceuticals, Inc.*	10,527
554	Vascular Solutions, Inc.*	16,653
433	Veracyte, Inc.*	2,858
1,037	Verastem, Inc.*	1,161
722	Versartis, Inc.*	4,744
426	Vitae Pharmaceuticals, Inc.*	3,847
682	Vital Therapies, Inc.*	5,661
3,331	VIVUS, Inc.*	3,464
826	Vocera Communications, Inc.*	11,440
185	Voyager Therapeutics, Inc.*	1,770
197	vTv Therapeutics, Inc., Class A*	1,125
1,413	WellCare Health Plans, Inc.*	126,986
2,309	West Pharmaceutical Services, Inc.	143,204
2,864	Wright Medical Group N.V.*	48,946
129	XBiotech, Inc.*	988
913	Xencor, Inc.*	10,043
1,885	XenoPort, Inc.*	8,426
2,925	XOMA Corp.*	2,223
529	Zafgen, Inc.*	3,312
1,034	Zeltiq Aesthetics, Inc.*	23,813
3,680	ZIOPHARM Oncology, Inc.*	28,925
792	Zogenix, Inc.*	8,395
111	Zynerba Pharmaceuticals, Inc.*	666
		6,733,264
	Industrials — 9.4%

1,313	AAON, Inc.	32,562
1,138	AAR Corp.	24,228
1,797	ABM Industries, Inc.	56,426
1,638	Acacia Research Corp.	5,176
3,527	ACCO Brands Corp.*	25,782
1,248	Accuride Corp.*	1,597
1,911	Actuant Corp., Class A	44,737
1,080	Advanced Drainage Systems, Inc.	20,952
1,362	Advisory Board Co. (The)*	40,165
1,177	Aegion Corp.*	21,315
2,009	Aerojet Rocketdyne Holdings, Inc.*	31,200
633	Aerovironment, Inc.*	15,749
1,693	Air Transport Services Group, Inc.*	19,554

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

2,002	Aircastle Ltd.	$40,160
311	Alamo Group, Inc.	16,138
908	Albany International Corp., Class A	33,251
430	Allegiant Travel Co.	70,468
200	Allied Motion Technologies, Inc.	3,692
847	Altra Industrial Motion Corp.	20,591
644	Ameresco, Inc., Class A*	3,310
282	American Railcar Industries, Inc.	11,638
237	American Science & Engineering, Inc.	5,619
412	American Woodmark Corp.*	28,136
937	Apogee Enterprises, Inc.	37,414
1,289	Applied Industrial Technologies, Inc.	49,627
1,309	ARC Document Solutions, Inc.*	4,582
835	ArcBest Corp.	16,341
416	Argan, Inc.	13,424
608	Astec Industries, Inc.	26,405
707	Astronics Corp.*	22,490
802	Atlas Air Worldwide Holdings, Inc.*	29,040
827	AZZ, Inc.	41,764
1,758	Barnes Group, Inc.	60,317
229	Barrett Business Services, Inc.	8,001
1,592	Beacon Roofing Supply, Inc.*	57,471
1,560	Blount International, Inc.*	15,132
163	Blue Bird Corp.*	1,472
1,203	BMC Stock Holdings, Inc.*	18,346
1,533	Brady Corp., Class A	40,057
1,431	Briggs & Stratton Corp.	30,437
1,561	Brink’s Co. (The)	45,659
1,627	Builders FirstSource, Inc.*	12,902
553	CAI International, Inc.*	4,297
1,270	Casella Waste Systems, Inc., Class A*	7,531
1,588	CBIZ, Inc.*	16,833
458	CDI Corp.	2,235
1,074	CEB, Inc.	58,286
933	CECO Environmental Corp.	5,794
877	Celadon Group, Inc.	7,867
980	Chart Industries, Inc.*	19,767
550	CIRCOR International, Inc.	22,050
3,444	Civeo Corp.*	3,066
1,610	CLARCOR, Inc.	77,505
644	Columbus McKinnon Corp.	8,919
1,197	Comfort Systems USA, Inc.	33,576
964	Commercial Vehicle Group, Inc.*	2,420
1,010	Continental Building Products, Inc.*	17,049
376	Covenant Transportation Group, Inc., Class A*	8,332
294	CRA International, Inc.*	5,798
695	Cubic Corp.	24,422
1,526	Curtiss-Wright Corp.	107,720
1,602	Deluxe Corp.	91,971
2,327	DigitalGlobe, Inc.*	34,998
718	Douglas Dynamics, Inc.	14,044
355	Ducommun, Inc.*	5,105
404	DXP Enterprises, Inc.*	5,490
1,094	Dycom Industries, Inc.*	62,325
713	Eagle Bulk Shipping, Inc.*	496
951	Echo Global Logistics, Inc.*	24,260
2,012	EMCOR Group, Inc.	92,290
666	Encore Wire Corp.	24,069
1,427	EnerSys	73,291
575	Engility Holdings, Inc.*	8,343
828	Ennis, Inc.	16,345
885	Enphase Energy, Inc.*	2,062
732	EnPro Industries, Inc.	37,976
837	ESCO Technologies, Inc.	29,873
1,230	Essendant, Inc.	36,248
948	Esterline Technologies Corp.*	53,097
336	ExOne Co. (The)*	3,071
834	Exponent, Inc.	38,939
2,006	Federal Signal Corp.	23,791
994	Forward Air Corp.	40,476
394	Franklin Covey Co.*	6,804
1,528	Franklin Electric Co., Inc.	45,611
395	FreightCar America, Inc.	5,874
1,335	FTI Consulting, Inc.*	43,935
775	FuelCell Energy, Inc.*	4,425
642	G&K Services, Inc., Class A	42,565
2,219	Generac Holdings, Inc.*	77,088
1,569	General Cable Corp.	13,478
994	Gibraltar Industries, Inc.*	24,567
690	Global Brass & Copper Holdings, Inc.	15,208
2,145	Golden Ocean Group Ltd.*	1,245
611	Gorman-Rupp Co. (The)	15,434
419	GP Strategies Corp.*	10,333
325	Graham Corp.	5,970
1,263	Granite Construction, Inc.	52,351
1,938	Great Lakes Dredge & Dock Corp.*	6,589
847	Greenbrier Cos., Inc. (The)	21,556
1,035	Griffon Corp.	15,380
1,002	H&E Equipment Services, Inc.	13,196
2,570	Harsco Corp.	9,740
1,531	Hawaiian Holdings, Inc.*	65,864
844	HC2 Holdings, Inc.*	3,359
2,294	Healthcare Services Group, Inc.	81,391
1,616	Heartland Express, Inc.	29,734
617	HEICO Corp.	35,484
1,281	HEICO Corp., Class A	55,980
588	Heidrick & Struggles International, Inc.	13,812
403	Heritage-Crystal Clean, Inc.*	3,095
1,914	Herman Miller, Inc.	49,936
1,174	Hill International, Inc.*	4,109
2,019	Hillenbrand, Inc.	56,774
1,427	HNI Corp.	48,247
1,158	Hub Group, Inc., Class A*	42,753
210	Hurco Cos., Inc.	5,450
743	Huron Consulting Group, Inc.*	41,251
304	Hyster-Yale Materials Handling, Inc.	17,972
627	ICF International, Inc.*	21,180
1,191	InnerWorkings, Inc.*	8,194
518	Insperity, Inc.	24,600
592	Insteel Industries, Inc.	15,499
2,120	Interface, Inc.	33,708
938	John Bean Technologies Corp.	49,339
352	Kadant, Inc.	13,436
874	Kaman Corp.	38,404
955	Kelly Services, Inc., Class A	16,455
1,075	KEYW Holding Corp. (The)*	6,697
791	Kforce, Inc.	12,609
1,102	Kimball International, Inc., Class B	11,604
1,693	KLX, Inc.*	47,387
2,007	Knight Transportation, Inc.	48,630
1,566	Knoll, Inc.	29,911
1,618	Korn/Ferry International	45,984
1,452	Kratos Defense & Security Solutions, Inc.*	4,850
333	L.B. Foster Co., Class A	4,575
186	Lawson Products, Inc.*	3,021
357	Lindsay Corp.	25,847
695	LSI Industries, Inc.	7,506
546	Lydall, Inc.*	15,807
768	Marten Transport Ltd.	12,595
969	Masonite International Corp.*	55,727
2,142	MasTec, Inc.*	36,371
1,394	Matson, Inc.	55,885

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

1,058	Matthews International Corp., Class A	$50,117
766	McGrath RentCorp	18,844
2,931	Meritor, Inc.*	21,777
472	Milacron Holdings Corp.*	6,457
363	Miller Industries, Inc.	7,028
538	Mistras Group, Inc.*	11,545
1,471	Mobile Mini, Inc.	42,277
1,178	Moog, Inc., Class A*	50,866
3,305	MRC Global, Inc.*	39,495
940	MSA Safety, Inc.	41,050
1,828	Mueller Industries, Inc.	47,930
5,162	Mueller Water Products, Inc., Class A	44,445
405	Multi-Color Corp.	19,715
671	MYR Group, Inc.*	15,051
156	National Presto Industries, Inc.	12,698
1,548	Navigant Consulting, Inc.*	23,499
2,611	Navios Maritime Holdings, Inc.	2,156
1,637	Navistar International Corp.*	13,767
871	NCI Building Systems, Inc.*	9,529
336	Neff Corp., Class A*	1,636
219	NL Industries, Inc.*	554
861	NN, Inc.	10,917
310	Nortek, Inc.*	12,781
307	Northwest Pipe Co.*	3,162
164	NV5 Global, Inc.*	3,588
93	Omega Flex, Inc.	2,980
1,660	On Assignment, Inc.*	54,797
897	Orion Marine Group, Inc.*	3,220
98	PAM Transportation Services, Inc.*	2,800
282	Park-Ohio Holdings Corp.	8,291
409	Patrick Industries, Inc.*	18,074
5,334	Pendrell Corp.*	3,040
1,532	PGT, Inc.*	15,151
5,566	Plug Power, Inc.*	11,577
692	Ply Gem Holdings, Inc.*	7,058
292	Powell Industries, Inc.	7,729
149	Power Solutions International, Inc.*	1,490
720	PowerSecure International, Inc.*	13,392
86	Preformed Line Products Co.	2,812
1,244	Primoris Services Corp.	26,572
747	Proto Labs, Inc.*	48,607
922	Quad/Graphics, Inc.	11,673
1,087	Quanex Building Products Corp.	18,718
1	R.R. Donnelley & Sons Co.	9
1,005	Radiant Logistics, Inc.*	3,186
1,213	Raven Industries, Inc.	18,535
751	RBC Bearings, Inc.*	47,835
785	Real Industry, Inc.*	5,519
1,631	Republic Airways Holdings, Inc.*	1,027
1,206	Resources Connection, Inc.	16,727
3,267	Rexnord Corp.*	59,263
903	Roadrunner Transportation Systems, Inc.*	10,529
1,742	RPX Corp.*	17,263
1,136	Rush Enterprises, Inc., Class A*	19,698
1,216	Safe Bulkers, Inc.	777
805	Saia, Inc.*	21,131
902	Scorpio Bulkers, Inc.*	2,840
1,351	Simpson Manufacturing Co., Inc.	45,853
1,658	SkyWest, Inc.	29,927
538	SP Plus Corp.*	13,434
318	Sparton Corp.*	4,570
410	Standex International Corp.	28,876
2,673	Steelcase, Inc., Class A	33,386
729	Sun Hydraulics Corp.	21,710
574	Sunrun, Inc.*	3,226
2,826	Swift Transportation Co.*	48,155
1,067	TAL International Group, Inc.*	13,583
1,715	TASER International, Inc.*	33,237
928	Team, Inc.*	23,785
1,134	Teledyne Technologies, Inc.*	96,594
591	Tennant Co.	27,505
1,934	Tetra Tech, Inc.	53,243
710	Textainer Group Holdings Ltd.	8,534
1,029	Thermon Group Holdings, Inc.*	17,442
1,386	Titan International, Inc.	7,027
556	Titan Machinery, Inc.*	5,293
549	TRC Cos., Inc.*	3,651
1,029	Trex Co., Inc.*	44,319
1,453	TriMas Corp.*	24,033
1,321	TriNet Group, Inc.*	17,292
1,346	TrueBlue, Inc.*	30,891
1,204	Tutor Perini Corp.*	16,085
268	Twin Disc, Inc.	2,329
686	Ultrapetrol (Bahamas) Ltd.*	154
477	UniFirst Corp.	50,281
1,292	Univar, Inc.*	20,323
646	Universal Forest Products, Inc.	49,561
254	Universal Truckload Services, Inc.	3,978
695	US Ecology, Inc.	25,715
285	USA Truck, Inc.*	4,497
338	Vectrus, Inc.*	6,507
261	Veritiv Corp.*	8,336
644	Viad Corp.	18,264
528	Vicor Corp.*	4,382
808	Virgin America, Inc.*	25,202
306	Volt Information Sciences, Inc.*	2,255
133	VSE Corp.	8,340
2,179	Wabash National Corp.*	25,560
1,147	WageWorks, Inc.*	55,251
904	Watts Water Technologies, Inc., Class A	46,619
1,424	Werner Enterprises, Inc.	37,807
1,980	Wesco Aircraft Holdings, Inc.*	25,324
1,675	West Corp.	37,319
1,987	Woodward, Inc.	93,290
353	Xerium Technologies, Inc.*	2,588
2,295	XPO Logistics, Inc.*	56,824
1,051	YRC Worldwide, Inc.*	8,461
		6,151,757
	Information Technology — 13.5%

316	6D Global Technologies, Inc.*^	461
1,088	A10 Networks, Inc.*	6,702
3,746	ACI Worldwide, Inc.*	69,900
2,509	Acxiom Corp.*	52,037
1,602	ADTRAN, Inc.	29,973
1,312	Advanced Energy Industries, Inc.*	39,137
20,412	Advanced Micro Devices, Inc.*	43,682
787	Aerohive Networks, Inc.*	4,006
492	Agilysys, Inc.*	5,141
258	Alarm.com Holdings, Inc.*	5,147
466	Alliance Fiber Optic Products, Inc.*	6,431
615	Alpha & Omega Semiconductor Ltd.*	7,275
1,005	Ambarella, Inc.*	46,632
567	Amber Road, Inc.*	2,608
800	American Software, Inc., Class A	7,520
3,174	Amkor Technology, Inc.*	16,060
1,406	Angie’s List, Inc.*	12,977
916	Anixter International, Inc.*	39,232
164	Apigee Corp.*	959
181	Appfolio, Inc., Class A*	2,118
2,598	Applied Micro Circuits Corp.*	15,016
545	Applied Optoelectronics, Inc.*	9,805
2,740	Aspen Technology, Inc.*	90,338

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

1,314	AVG Technologies N.V.*	$25,150
1,037	Avid Technology, Inc.*	7,933
1,483	AVX Corp.	17,410
3,643	Axcelis Technologies, Inc.*	9,107
465	Badger Meter, Inc.	30,546
2,141	Bankrate, Inc.*	16,400
260	Barracuda Networks, Inc.*	3,344
1,958	Bazaarvoice, Inc.*	6,148
332	Bel Fuse, Inc., Class B	4,930
1,369	Belden, Inc.	74,980
1,681	Benchmark Electronics, Inc.*	36,394
253	Benefitfocus, Inc.*	7,942
493	Black Box Corp.	6,532
1,504	Blackbaud, Inc.	85,021
1,742	Blackhawk Network Holdings, Inc.*	58,949
1,313	Blucora, Inc.*	8,075
1,313	Bottomline Technologies (de), Inc.*	37,040
415	Box, Inc., Class A*	4,777
1,044	Brightcove, Inc.*	6,264
935	BroadSoft, Inc.*	34,492
2,165	Brooks Automation, Inc.	21,109
793	Cabot Microelectronics Corp.*	30,499
776	CACI International, Inc., Class A*	74,977
1,162	CalAmp Corp.*	21,241
1,425	Calix, Inc.*	9,904
1,774	Callidus Software, Inc.*	24,357
582	Carbonite, Inc.*	4,406
1,440	Cardtronics, Inc.*	48,557
615	Care.com, Inc.*	3,727
436	Cascade Microtech, Inc.*	8,977
368	Cass Information Systems, Inc.	18,348
1,775	Cavium, Inc.*	105,595
661	CEVA, Inc.*	12,962
696	ChannelAdvisor Corp.*	7,398
1,350	Checkpoint Systems, Inc.	10,138
2,530	Ciber, Inc.*	5,060
3,960	Ciena Corp.*	81,180
1,053	Cimpress N.V.*	92,854
2,035	Cirrus Logic, Inc.*	71,693
362	Clearfield, Inc.*	5,260
34	Code Rebel Corp.*	61
765	Coherent, Inc.*	64,719
831	Cohu, Inc.	9,482
1,451	CommVault Systems, Inc.*	54,369
1,572	comScore, Inc.*	64,690
522	Comtech Telecommunications Corp.	10,727
668	Control4 Corp.*	5,478
3,171	Convergys Corp.	81,748
1,731	Cornerstone OnDemand, Inc.*	49,853
554	CPI Card Group, Inc.*	4,382
1,310	Cray, Inc.*	55,557
1,051	CSG Systems International, Inc.	39,896
1,065	CTS Corp.	15,400
750	Cvent, Inc.*	14,647
1,234	Daktronics, Inc.	8,724
660	Datalink Corp.*	4,726
1,071	Demandware, Inc.*	37,153
1,347	DHI Group, Inc.*	10,480
2,081	Diebold, Inc.	51,650
800	Digi International, Inc.*	6,792
245	Digimarc Corp.*	7,416
1,807	Digital Turbine, Inc.*	2,042
1,203	Diodes, Inc.*	23,025
717	DSP Group, Inc.*	6,188
568	DTS, Inc.*	13,445
3,308	EarthLink Holdings Corp.	18,657
563	Eastman Kodak Co.*	5,320
860	Ebix, Inc.	31,846
535	Electro Rent Corp.	5,072
1,504	Electronics For Imaging, Inc.*	59,573
944	Ellie Mae, Inc.*	79,419
628	EMCORE Corp.*	3,347
1,881	Endurance International Group Holdings, Inc.*	21,142
869	EnerNOC, Inc.*	5,336
4,500	Entegris, Inc.*	55,620
1,243	Envestnet, Inc.*	25,494
1,569	EPAM Systems, Inc.*	107,288
1,038	Epiq Systems, Inc.	14,200
180	ePlus, Inc.*	13,516
1,665	Euronet Worldwide, Inc.*	109,124
2,111	Everi Holdings, Inc.*	6,206
2,111	EVERTEC, Inc.	25,121
693	Everyday Health, Inc.*	3,278
1,262	Exar Corp.*	6,739
1,069	ExlService Holdings, Inc.*	50,339
3,211	Extreme Networks, Inc.*	9,055
1,137	Fabrinet*	32,461
996	Fair Isaac Corp.	99,122
3,736	Fairchild Semiconductor International, Inc.*	74,944
558	FARO Technologies, Inc.*	17,884
1,334	FEI Co.	108,374
3,334	Finisar Corp.*	48,610
761	Five9, Inc.*	6,126
1,227	Fleetmatics Group PLC*	44,307
1,848	FormFactor, Inc.*	14,045
322	Forrester Research, Inc.	10,021
878	Gigamon, Inc.*	24,031
490	Globant S.A.*	15,116
3,861	Glu Mobile, Inc.*	14,324
1,803	Gogo, Inc.*	19,617
2,413	GrubHub, Inc.*	56,802
1,104	GSI Group, Inc.*	14,208
785	GTT Communications, Inc.*	11,602
611	Guidance Software, Inc.*	3,269
2,251	Guidewire Software, Inc.*	110,817
768	Hackett Group, Inc. (The)	10,675
2,439	Harmonic, Inc.*	8,171
1,174	Heartland Payment Systems, Inc.	109,792
284	Hortonworks, Inc.*	3,280
604	HubSpot, Inc.*	25,163
1,683	II-VI, Inc.*	36,942
979	Imation Corp.*	849
899	Immersion Corp.*	8,100
852	Imperva, Inc.*	37,377
4,271	Infinera Corp.*	67,012
1,920	Infoblox, Inc.*	29,722
1,229	Inphi Corp.*	31,094
1,244	Insight Enterprises, Inc.*	32,468
162	Instructure, Inc.*	2,317
4,344	Integrated Device Technology, Inc.*	84,360
555	Interactive Intelligence Group, Inc.*	16,611
1,157	InterDigital, Inc.	57,538
1,764	Internap Corp.*	4,498
4,230	Intersil Corp., Class A	54,017
1,289	Intralinks Holdings, Inc.*	10,016
2,486	InvenSense, Inc.*	19,416
1,234	Itron, Inc.*	49,163
1,946	Ixia*	22,204
796	IXYS Corp.	8,979
1,547	j2 Global, Inc.	113,055
1,497	Jive Software, Inc.*	4,850
936	Kimball Electronics, Inc.*	10,689

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

2,801	Knowles Corp.*	$31,875
2,134	Kopin Corp.*	4,076
516	KVH Industries, Inc.*	4,711
3,748	Lattice Semiconductor Corp.*	23,725
1,953	Limelight Networks, Inc.*	3,027
2,065	Lionbridge Technologies, Inc.*	9,107
773	Liquidity Services, Inc.*	3,610
724	Littelfuse, Inc.	82,261
1,831	LivePerson, Inc.*	9,393
790	LogMeIn, Inc.*	40,211
589	Luxoft Holding, Inc.*	29,898
753	M/A-COM Technology Solutions Holdings, Inc.*	28,539
2,368	Manhattan Associates, Inc.*	130,856
778	ManTech International Corp., Class A	22,663
1,045	Marchex, Inc., Class B	4,483
960	Marin Software, Inc.*	2,880
1,117	Marketo, Inc.*	18,844
2,402	Mattson Technology, Inc.*	8,671
2,114	MAXIMUS, Inc.	103,945
1,763	MaxLinear, Inc., Class A*	28,367
220	MaxPoint Interactive, Inc.*	385
3,209	Mentor Graphics Corp.	61,292
1,097	Mercury Systems, Inc.*	17,925
93	Mesa Laboratories, Inc.	8,368
1,231	Methode Electronics, Inc.	35,170
3,486	Microsemi Corp.*	120,720
298	MicroStrategy, Inc., Class A*	47,945
229	MINDBODY, Inc., Class A*	2,698
1,713	MKS Instruments, Inc.	56,358
1,248	MobileIron, Inc.*	4,206
671	Model N, Inc.*	6,925
1,211	ModusLink Global Solutions, Inc.*	2,289
939	MoneyGram International, Inc.*	5,052
1,268	Monolithic Power Systems, Inc.	74,888
1,285	Monotype Imaging Holdings, Inc.	30,506
2,920	Monster Worldwide, Inc.*	8,702
478	MTS Systems Corp.	26,266
292	Multi-Fineline Electronix, Inc.*	6,590
770	Nanometrics, Inc.*	10,688
896	NeoPhotonics Corp.*	9,820
1,031	NETGEAR, Inc.*	40,735
2,953	NetScout Systems, Inc.*	61,038
1,777	NeuStar, Inc., Class A*	44,194
185	New Relic, Inc.*	4,925
1,279	Newport Corp.*	29,123
2,103	NIC, Inc.	36,992
1,626	Nimble Storage, Inc.*	11,772
1,209	Novatel Wireless, Inc.*	1,983
156	NVE Corp.	7,936
3,138	Oclaro, Inc.*	15,408
839	OPOWER, Inc.*	6,939
636	OSI Systems, Inc.*	38,395
342	Park City Group, Inc.*	3,112
654	Park Electrochemical Corp.	9,306
1,013	Paycom Software, Inc.*	32,294
497	Paylocity Holding Corp.*	14,721
343	PC Connection, Inc.	8,496
866	PDF Solutions, Inc.*	9,838
1,147	Pegasystems, Inc.	27,929
1,137	Perficient, Inc.*	20,523
387	PFSweb, Inc.*	5,000
2,132	Photronics, Inc.*	21,682
1,131	Plantronics, Inc.	42,412
1,078	Plexus Corp.*	39,228
4,334	Polycom, Inc.*	45,117
944	Power Integrations, Inc.	43,264
1,624	Progress Software Corp.*	40,957
1,265	Proofpoint, Inc.*	59,253
767	PROS Holdings, Inc.*	8,429
923	Pure Storage, Inc., Class A*	13,273
625	Q2 Holdings, Inc.*	12,669
328	QAD, Inc., Class A	6,419
2,931	Qlik Technologies, Inc.*	68,058
2,658	QLogic Corp.*	34,262
797	Qualys, Inc.*	19,901
6,912	Quantum Corp.*	3,525
1,142	QuinStreet, Inc.*	3,392
1,959	Quotient Technology, Inc.*	17,043
3,705	Rambus, Inc.*	48,276
257	Rapid7, Inc.*	3,416
1,295	RealD, Inc.*	13,986
744	RealNetworks, Inc.*	2,902
1,693	RealPage, Inc.*	33,945
273	Reis, Inc.	6,052
1,233	RetailMeNot, Inc.*	9,963
1,719	RingCentral, Inc., Class A*	31,801
847	Rocket Fuel, Inc.*	2,998
904	Rofin-Sinar Technologies, Inc.*	20,195
598	Rogers Corp.*	31,945
2,652	Rovi Corp.*	60,413
824	Rubicon Project, Inc. (The)*	13,588
2,418	Ruckus Wireless, Inc.*	23,406
1,025	Rudolph Technologies, Inc.*	13,284
2,516	Sanmina Corp.*	51,830
766	Sapiens International Corp. N.V.	9,031
859	ScanSource, Inc.*	32,118
1,477	Science Applications International Corp.	65,948
885	SciQuest, Inc.*	10,753
1,070	Seachange International, Inc.*	6,174
2,130	Semtech Corp.*	40,811
1,890	ServiceSource International, Inc.*	7,673
2,072	ShoreTel, Inc.*	15,312
630	Shutterstock, Inc.*	21,987
1,136	Sigma Designs, Inc.*	7,816
1,117	Silicon Graphics International Corp.*	6,780
1,371	Silicon Laboratories, Inc.*	56,554
1,169	Silver Spring Networks, Inc.*	14,612
1,587	Sonus Networks, Inc.*	12,363
530	SPS Commerce, Inc.*	23,702
458	Stamps.com, Inc.*	54,287
1,634	Stratasys Ltd.*	30,801
1,183	Super Micro Computer, Inc.*	38,412
1,251	Sykes Enterprises, Inc.*	38,118
1,182	Synaptics, Inc.*	95,990
1,244	Synchronoss Technologies, Inc.*	34,844
923	SYNNEX Corp.	86,790
1,007	Syntel, Inc.*	46,040
363	Systemax, Inc.*	3,198
2,715	Take-Two Interactive Software, Inc.*	97,713
1,251	Tangoe, Inc.*	10,121
1,176	Tech Data Corp.*	82,802
628	TechTarget, Inc.*	4,402
907	Telenav, Inc.*	5,406
522	TeleTech Holdings, Inc.	14,459
1,688	Tessera Technologies, Inc.	49,762
635	Textura Corp.*	10,954
3,116	TiVo, Inc.*	26,143
3,387	Travelport Worldwide Ltd.	43,963
223	Travelzoo, Inc.*	1,751
1,570	TrueCar, Inc.*	8,525
1,894	TTM Technologies, Inc.*	12,425
500	TubeMogul, Inc.*	6,420
1,081	Tyler Technologies, Inc.*	130,066

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)

926	Ubiquiti Networks, Inc.*	$30,252
1,014	Ultra Clean Holdings, Inc.*	5,303
886	Ultratech, Inc.*	17,968
1,602	Unisys Corp.*	17,254
471	United Online, Inc.*	5,798
1,290	Universal Display Corp.*	61,636
287	Varonis Systems, Inc.*	5,284
942	VASCO Data Security International, Inc.*	12,952
1,296	Veeco Instruments, Inc.*	24,041
1,969	Verint Systems, Inc.*	69,959
1,371	ViaSat, Inc.*	100,097
2,916	Violin Memory, Inc.*	2,333
1,453	VirnetX Holding Corp.*	6,727
951	Virtusa Corp.*	33,665
4,346	Vishay Intertechnology, Inc.	51,457
404	Vishay Precision Group, Inc.*	4,735
1,406	Web.com Group, Inc.*	25,519
1,213	WebMD Health Corp.*	67,273
601	Wix.com Ltd.*	11,557
235	Workiva, Inc.*	2,933
248	Xactly Corp.*	1,438
1,751	Xcerra Corp.*	9,998
849	XO Group, Inc.*	12,124
728	Xura, Inc.*	14,291
1,724	Zendesk, Inc.*	31,549
1,846	Zix Corp.*	7,366
		8,839,226
	Materials — 2.7%

940	A. Schulman, Inc.	23,209
127	AEP Industries, Inc.	9,996
5,706	AK Steel Holding Corp.*	16,319
934	American Vanguard Corp.	11,778
2,254	Axiall Corp.	44,855
998	Balchem Corp.	63,143
3,831	Berry Plastics Group, Inc.*	119,259
1,269	Boise Cascade Co.*	21,243
1,691	Calgon Carbon Corp.	23,708
1,503	Carpenter Technology Corp.	44,669
1,581	Century Aluminum Co.*	11,304
222	Chase Corp.	10,438
2,156	Chemtura Corp.*	54,396
570	Clearwater Paper Corp.*	23,182
4,919	Cliffs Natural Resources, Inc.*	10,625
4,363	Coeur Mining, Inc.*	16,841
3,714	Commercial Metals Co.	54,559
246	Core Molding Technologies, Inc.*	2,799
353	Deltic Timber Corp.	19,987
2,342	Ferro Corp.*	23,256
2,085	Ferroglobe PLC	16,388
1,716	Flotek Industries, Inc.*	12,492
783	FutureFuel Corp.	10,038
988	Greif, Inc., Class A	26,192
1,618	H.B. Fuller Co.	62,277
84	Handy & Harman Ltd.*	1,676
341	Hawkins, Inc.	10,905
399	Haynes International, Inc.	12,289
2,366	Headwaters, Inc.*	41,689
11,884	Hecla Mining Co.	30,780
631	Innophos Holdings, Inc.	18,286
778	Innospec, Inc.	33,765
1,802	Intrepid Potash, Inc.*	1,784
550	Kaiser Aluminum Corp.	42,136
2,733	KapStone Paper and Packaging Corp.	27,986
310	KMG Chemicals, Inc.	6,649
659	Koppers Holdings, Inc.*	11,559
1,005	Kraton Performance Polymers, Inc.*	17,256
672	Kronos Worldwide, Inc.	4,281
4,571	Louisiana-Pacific Corp.*	72,633
633	LSB Industries, Inc.*	3,697
647	Materion Corp.	16,874
1,114	Minerals Technologies, Inc.	56,613
609	Multi Packaging Solutions International Ltd.*	9,342
783	Myers Industries, Inc.	9,419
537	Neenah Paper, Inc.	32,521
5,295	Olin Corp.	80,272
292	Olympic Steel, Inc.	3,130
1,503	OMNOVA Solutions, Inc.*	7,876
1,388	P. H. Glatfelter Co.	25,498
2,862	PolyOne Corp.	77,016
428	Quaker Chemical Corp.	33,303
1,305	Rayonier Advanced Materials, Inc.	9,748
736	Rentech, Inc.*	1,494
351	Ryerson Holding Corp.*	1,299
850	Schnitzer Steel Industries, Inc., Class A	12,444
978	Schweitzer-Mauduit International, Inc.	29,555
1,406	Senomyx, Inc.*	4,668
1,500	Sensient Technologies Corp.	86,220
2,569	Solazyme, Inc.*	4,008
619	Stepan Co.	30,752
3,873	Stillwater Mining Co.*	32,494
1,019	Summit Materials, Inc., Class A*	18,607
2,093	SunCoke Energy, Inc.	9,900
1,281	TimkenSteel Corp.	9,902
648	Trecora Resources*	6,260
804	Tredegar Corp.	11,039
368	Trinseo S.A.*	10,970
2,041	Tronox Ltd., Class A	10,572
64	United States Lime & Minerals, Inc.	3,404
468	US Concrete, Inc.*	25,155
613	Valhi, Inc.	797
1,541	Worthington Industries, Inc.	47,941
		1,789,417
	Telecommunication Services — 0.7%

2,829	8x8, Inc.*	32,901
329	Atlantic Tele-Network, Inc.	23,668
1,175	Boingo Wireless, Inc.*	8,425
6,729	Cincinnati Bell, Inc.*	23,282
1,478	Cogent Communications Holdings, Inc.	54,243
1,621	Consolidated Communications Holdings, Inc.	37,915
669	FairPoint Communications, Inc.*	10,055
1,122	General Communication, Inc., Class A*	21,419
15,278	Globalstar, Inc.*	23,834
368	Hawaiian Telcom Holdco, Inc.*	8,843
537	IDT Corp., Class B	6,997
1,973	inContact, Inc.*	18,290
1,076	Inteliquent, Inc.	18,314
902	Intelsat S.A.*	1,551
2,636	Iridium Communications, Inc.*	18,267
730	Lumos Networks Corp.*	8,979
557	NTELOS Holdings Corp.*	5,119
1,918	ORBCOMM, Inc.*	16,725
417	pdvWireless, Inc.*	11,843
1,552	Shenandoah Telecommunications Co.	37,496
698	Spok Holdings, Inc.	12,369
300	Straight Path Communications, Inc., Class B*	9,558
5,957	Vonage Holdings Corp.*	31,989
3,235	Windstream Holdings, Inc.	24,327
		466,409

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Utilities — 3.2%

1,574	Abengoa Yield PLC	$26,396
1,564	ALLETE, Inc.	82,923
1,212	American States Water Co.	51,401
251	Artesian Resources Corp., Class A	7,091
3,911	Atlantic Power Corp.	6,727
1,998	Avista Corp.	75,524
1,642	Black Hills Corp.	91,968
1,536	California Water Service Group	37,970
489	Chesapeake Utilities Corp.	30,465
1,941	Cleco Corp.	89,111
358	Connecticut Water Service, Inc.	14,925
473	Consolidated Water Co. Ltd.	5,142
3,868	Dynegy, Inc.*	38,989
1,296	El Paso Electric Co.	52,942
1,399	Empire District Electric Co. (The)	45,775
402	Genie Energy Ltd., Class B*	3,727
1,616	IDACORP, Inc.	114,671
1,390	Laclede Group, Inc. (The)	91,073
1,112	MGE Energy, Inc.	53,977
518	Middlesex Water Co.	14,514
2,746	New Jersey Resources Corp.	95,067
877	Northwest Natural Gas Co.	43,754
1,509	NorthWestern Corp.	89,589
1,107	NRG Yield, Inc., Class A	13,705
2,015	NRG Yield, Inc., Class C	26,336
1,688	ONE Gas, Inc.	97,870
1,194	Ormat Technologies, Inc.	45,563
1,203	Otter Tail Corp.	32,914
1,789	Pattern Energy Group, Inc.	30,377
2,528	Piedmont Natural Gas Co., Inc.	150,189
2,556	PNM Resources, Inc.	81,588
2,848	Portland General Electric Co.	108,366
508	SJW Corp.	18,420
2,196	South Jersey Industries, Inc.	55,888
1,503	Southwest Gas Corp.	91,683
97	Spark Energy, Inc., Class A	2,349
2,678	Talen Energy Corp.*	17,032
1,380	TerraForm Global, Inc., Class A	4,375
448	Unitil Corp.	17,620
663	Vivint Solar, Inc.*	5,231
1,596	WGL Holdings, Inc.	108,831
413	York Water Co. (The)	11,473
		2,083,531
	Total Common Stocks (Cost $54,243,719)	48,675,696

No. of Rights
	Rights — 0.0%‡
4,673	Dyax Corp.*^(b)	5,187
3,034	Leap Wireless International, Inc.*^(b)	7,646
363	Omthera Pharmaceuticals, Inc., at $4.70*^(b)	—
	Total Rights (Cost $—)	12,833

No. of Warrants
Warrants — 0.0%‡

999	Magnum Hunter Resources Corp., expiring 04/15/16 at $8.50*^(b)	—
	Total Warrants (Cost $—)	—

Principal Amount
	Repurchase Agreements (a)(c) — 1.6%

$1,066,456	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,066,465	1,066,456
	Total Repurchase Agreements (Cost $1,066,456)	1,066,456

	Total Investment Securities (Cost $55,310,175) — 75.9%	49,754,985
	Other assets less liabilities — 24.1%	15,814,317
	Net Assets — 100.0%	$65,569,302

*                                         Non-income producing security.

^                                          Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $15,656 or 0.02% of net assets.

‡                                         Amount represents less than 0.05%.

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $10,102,401.

(b)                                 Security has been deemed illiquid at February 29, 2016.

(c)                                  The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

NOK Norwegian Krone

REIT Real Estate Investment Trust

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,665,238
Aggregate gross unrealized depreciation	(7,758,617)
Net unrealized depreciation	$(6,093,379)
Federal income tax cost of investments	$55,848,364

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	48	03/18/16	$4,951,680	$220,374

Cash collateral in the amount of $259,200 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$9,987,648	01/08/18	Bank of America, N.A.	0.13%	Russell 2000® Index	$(33,386)
18,164,012	11/06/17	Citibank, N.A.	0.20%	Russell 2000® Index	645,126
8,053,378	01/08/18	Credit Suisse International	0.18%	Russell 2000® Index	215,076
3,281,376	11/07/16	Deutsche Bank AG	0.00%	iShares® Russell 2000 ETF	2,487,581
16,553,421	11/06/17	Deutsche Bank AG	0.20%	Russell 2000® Index	542,351
306,769	11/06/17	Goldman Sachs International	(0.35)%	iShares® Russell 2000 ETF	(49,268)
12,294,828	01/08/18	Goldman Sachs International	0.15%	Russell 2000® Index	470,785
1,132,769	11/07/16	Morgan Stanley & Co. International PLC	(0.07)%	iShares® Russell 2000 ETF	5,487,870
2,545,027	01/08/18	Morgan Stanley & Co. International PLC	0.18%	Russell 2000® Index	67,968
13,366,614	11/06/17	Societe Generale	0.43%	Russell 2000® Index	635,022
57,376,964	11/07/16	UBS AG	0.28%	Russell 2000® Index	4,267,238
$143,062,806					$14,736,363

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 87.8%
	Chemicals — 73.9%
15,502	Air Products & Chemicals, Inc.	$2,053,550
5,185	Airgas, Inc.	733,781
8,971	Albemarle Corp.	504,350
5,029	Ashland, Inc.	479,213
11,029	Axalta Coating Systems Ltd.*	286,313
5,643	Axiall Corp.	112,296
5,002	Cabot Corp.	222,739
11,730	Celanese Corp.	707,788
18,635	CF Industries Holdings, Inc.	679,432
14,470	Chemours Co. (The)	74,231
5,371	Chemtura Corp.*	135,510
89,908	Dow Chemical Co. (The)	4,370,428
70,071	E.I. du Pont de Nemours & Co.	4,265,222
11,882	Eastman Chemical Co.	762,230
21,249	Ecolab, Inc.	2,179,085
10,684	FMC Corp.	402,146
5,648	GCP Applied Technologies, Inc.*	100,139
4,042	H.B. Fuller Co.	155,577
16,288	Huntsman Corp.	176,888
6,416	International Flavors & Fragrances, Inc.	662,709
28,747	LyondellBasell Industries N.V., Class A	2,305,797
2,778	Minerals Technologies, Inc.	141,178
35,166	Monsanto Co.	3,164,588
26,811	Mosaic Co. (The)	714,513
805	NewMarket Corp.	293,938
13,201	Olin Corp.	200,127
12,109	Platform Specialty Products Corp.*	85,853
6,899	PolyOne Corp.	185,652
21,529	PPG Industries, Inc.	2,078,194
22,774	Praxair, Inc.	2,318,165
10,637	RPM International, Inc.	434,521
3,639	Scotts Miracle-Gro Co. (The), Class A	251,164
3,616	Sensient Technologies Corp.	207,848
3,134	Westlake Chemical Corp.	135,138
5,648	WR Grace & Co.*	388,243
		31,968,546
	Metals & Mining — 12.9%
104,748	Alcoa, Inc.	935,400
8,731	Allegheny Technologies, Inc.	117,083
3,927	Carpenter Technology Corp.	116,711
9,303	Commercial Metals Co.	136,661
2,695	Compass Minerals International, Inc.	182,829
99,941	Freeport-McMoRan, Inc.	762,550
42,304	Newmont Mining Corp.	1,092,712
25,554	Nucor Corp.	1,005,294
5,728	Reliance Steel & Aluminum Co.	348,778
5,220	Royal Gold, Inc.	242,051
19,358	Steel Dynamics, Inc.	352,122
9,674	Stillwater Mining Co.*	81,165
11,695	United States Steel Corp.	106,658
3,699	Worthington Industries, Inc.	115,076
		5,595,090
	Oil, Gas & Consumable Fuels — 0.4%
18,313	CONSOL Energy, Inc.	158,041

	Paper & Forest Products — 0.6%
5,025	Domtar Corp.	176,830
6,854	KapStone Paper and Packaging Corp.	70,185
		247,015
	Total Common Stocks (Cost $46,380,233)	37,968,692

Principal Amount
	Repurchase Agreements (a)(b) — 15.2%
$6,560,699	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $6,560,753	$6,560,699
	Total Repurchase Agreements (Cost $6,560,699)	6,560,699

	Total Investment Securities (Cost $52,940,932) — 103.0%	44,529,391
	Liabilities in excess of other assets — (3.0)%	(1,282,397)
	Net Assets — 100.0%	$43,246,994

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $16,195,982.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$306,995
Aggregate gross unrealized depreciation	(10,769,880)
Net unrealized depreciation	$(10,462,885)
Federal income tax cost of investments	$54,992,276

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$3,506,074	11/06/17	Bank of America, N.A.	0.53%	Dow Jones U.S. Basic MaterialsSM Index	$(113,646)
4,389,360	11/06/17	Bank of America, N.A.	0.27%	iShares® U.S. Basic Materials ETF	(242,779)
1,223,072	11/07/16	Citibank, N.A.	0.70%	Dow Jones U.S. Basic MaterialsSM Index	(3,631,985)
21,548,952	01/08/18	Credit Suisse International	0.73%	Dow Jones U.S. Basic MaterialsSM Index	620,533
1,563,452	11/06/17	Deutsche Bank AG	0.20%	iShares® U.S. Basic Materials ETF	(231,173)
6,350,667	11/06/17	Deutsche Bank AG	0.70%	Dow Jones U.S. Basic MaterialsSM Index	(382,378)
271,560	11/06/17	Goldman Sachs International	0.90%	Dow Jones U.S. Basic MaterialsSM Index	(19,681)
371,928	11/06/17	Goldman Sachs International	0.43%	iShares® U.S. Basic Materials ETF	(157,536)
574,762	11/06/17	Morgan Stanley & Co. International PLC	0.73%	Dow Jones U.S. Basic MaterialsSM Index	(46,980)
756,064	11/07/16	Morgan Stanley & Co. International PLC	0.28%	iShares® U.S. Basic Materials ETF	(253,645)
4,274,179	11/06/17	Societe Generale	0.83%	Dow Jones U.S. Basic MaterialsSM Index	(340,269)
3,674,647	11/06/17	UBS AG	0.73%	Dow Jones U.S. Basic MaterialsSM Index	(235,822)
$48,504,717					$(5,035,361)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 74.9%
	Biotechnology — 58.8%
62,726	ACADIA Pharmaceuticals, Inc.*	$1,082,651
20,864	Acceleron Pharma, Inc.*	528,694
76,983	Achillion Pharmaceuticals, Inc.*	568,904
24,331	Acorda Therapeutics, Inc.*	795,867
11,794	Adamas Pharmaceuticals, Inc.*	150,963
35,112	Aduro Biotech, Inc.*	511,231
16,314	Aegerion Pharmaceuticals, Inc.*	92,011
18,752	Affimed N.V.*	59,819
21,221	Agios Pharmaceuticals, Inc.*	813,825
21,367	Akebia Therapeutics, Inc.*	155,979
24,587	Alder Biopharmaceuticals, Inc.*	466,907
88,590	Alexion Pharmaceuticals, Inc.*	12,473,472
84,603	Alkermes PLC*	2,730,139
47,774	Alnylam Pharmaceuticals, Inc.*	2,798,123
19,565	AMAG Pharmaceuticals, Inc.*	514,168
99,904	Amarin Corp. PLC (ADR)*	145,860
196,250	Amgen, Inc.	27,922,450
70,419	Amicus Therapeutics, Inc.*	433,781
24,878	Anacor Pharmaceuticals, Inc.*	1,586,719
22,482	Anthera Pharmaceuticals, Inc.*	68,121
10,151	Applied Genetic Technologies Corp.*	134,704
9,705	Aquinox Pharmaceuticals, Inc.*	86,278
19,496	Ardelyx, Inc.*	188,331
136,748	Arena Pharmaceuticals, Inc.*	203,755
106,723	ARIAD Pharmaceuticals, Inc.*	582,708
80,408	Array BioPharma, Inc.*	201,824
33,546	Arrowhead Research Corp.*	130,829
16,141	Atara Biotherapeutics, Inc.*	265,358
13,331	aTyr Pharma, Inc.*	59,590
14,524	Avalanche Biotechnologies, Inc.*	74,363
14,941	Bellicum Pharmaceuticals, Inc.*	134,768
41,349	BioCryst Pharmaceuticals, Inc.*	82,285
110,214	Biogen, Inc.*	28,591,716
90,913	BioMarin Pharmaceutical, Inc.*	7,443,047
20,679	Bluebird Bio, Inc.*	955,783
15,280	Blueprint Medicines Corp.*	264,802
15,351	Cara Therapeutics, Inc.*	75,527
288,863	Celgene Corp.*	29,126,056
55,616	Celldex Therapeutics, Inc.*	378,189
24,880	ChemoCentryx, Inc.*	81,855
13,494	Chiasma, Inc.*	133,186
26,017	Chimerix, Inc.*	119,938
14,958	China Biologic Products, Inc.*	1,705,212
21,605	Clovis Oncology, Inc.*	402,285
21,928	Coherus Biosciences, Inc.*	311,158
12,450	Concert Pharmaceuticals, Inc.*	160,107
72,388	Curis, Inc.*	99,172
12,871	DBV Technologies S.A. (ADR)*	323,706
11,611	Dicerna Pharmaceuticals, Inc.*	57,591
8,791	Eagle Pharmaceuticals, Inc.*	557,262
10,552	Enanta Pharmaceuticals, Inc.*	299,571
32,171	Epizyme, Inc.*	282,783
12,696	Esperion Therapeutics, Inc.*	189,043
128,104	Exelixis, Inc.*	466,299
34,582	FibroGen, Inc.*	599,306
15,505	Five Prime Therapeutics, Inc.*	504,998
12,143	Flexion Therapeutics, Inc.*	114,812
19,423	Foundation Medicine, Inc.*	288,043
18,347	Genomic Health, Inc.*	466,564
89,205	Geron Corp.*	214,984
298,377	Gilead Sciences, Inc.	26,033,393
87,290	Grifols S.A. (ADR)	1,361,724
72,173	Halozyme Therapeutics, Inc.*	586,767
11,356	Immune Design Corp.*	113,674
49,043	ImmunoGen, Inc.*	357,033
53,358	Immunomedics, Inc.*	120,589
104,867	Incyte Corp.*	7,707,725
27,757	Infinity Pharmaceuticals, Inc.*	160,436
14,888	Inotek Pharmaceuticals Corp.*	101,536
40,698	Inovio Pharmaceuticals, Inc.*	256,397
34,845	Insmed, Inc.*	426,154
40,609	Insys Therapeutics, Inc.*	709,845
13,718	Intercept Pharmaceuticals, Inc.*	1,527,911
67,721	Ionis Pharmaceuticals, Inc.*	2,340,438
71,594	Ironwood Pharmaceuticals, Inc.*	690,882
56,729	Juno Therapeutics, Inc.*	1,995,159
20,146	Karyopharm Therapeutics, Inc.*	118,861
24,908	Kite Pharma, Inc.*	1,113,886
58,423	Lexicon Pharmaceuticals, Inc.*	545,671
11,234	Ligand Pharmaceuticals, Inc.*	1,036,674
26,969	Lion Biotechnologies, Inc.*	150,487
19,344	MacroGenics, Inc.*	309,117
230,867	MannKind Corp.*	237,793
92,299	Medivation, Inc.*	3,301,535
65,161	Merrimack Pharmaceuticals, Inc.*	377,282
38,899	Momenta Pharmaceuticals, Inc.*	326,946
39,338	Myriad Genetics, Inc.*	1,376,830
45,793	NantKwest, Inc.*	315,056
48,599	Neurocrine Biosciences, Inc.*	1,787,471
16,231	NewLink Genetics Corp.*	341,500
152,144	Novavax, Inc.*	663,348
16,976	OncoMed Pharmaceuticals, Inc.*	161,781
53,521	Oncothyreon, Inc.*	52,991
19,709	Ophthotech Corp.*	887,693
82,003	Orexigen Therapeutics, Inc.*	58,230
19,424	Osiris Therapeutics, Inc.*	138,687
16,484	Otonomy, Inc.*	208,852
15,378	OvaScience, Inc.*	85,348
92,223	PDL BioPharma, Inc.	277,591
29,715	Portola Pharmaceuticals, Inc.*	837,072
39,357	Progenics Pharmaceuticals, Inc.*	173,564
16,946	Pronai Therapeutics, Inc.*	99,812
17,774	Prothena Corp. PLC*	565,924
19,324	PTC Therapeutics, Inc.*	154,206
24,200	Radius Health, Inc.*	709,060
47,981	Raptor Pharmaceutical Corp.*	166,014
55,506	Regeneron Pharmaceuticals, Inc.*	21,315,414
29,510	Regulus Therapeutics, Inc.*	193,881
18,573	Repligen Corp.*	477,883
20,381	Retrophin, Inc.*	290,022
49,912	Rigel Pharmaceuticals, Inc.*	113,300
18,053	Sage Therapeutics, Inc.*	530,758
39,492	Sangamo BioSciences, Inc.*	206,938
25,523	Sarepta Therapeutics, Inc.*	349,920
78,637	Seattle Genetics, Inc.*	2,374,051
22,020	Seres Therapeutics, Inc.*	508,882
13,935	Spark Therapeutics, Inc.*	443,969
37,967	Spectrum Pharmaceuticals, Inc.*	171,611
64,090	Synergy Pharmaceuticals, Inc.*	199,961
22,602	TESARO, Inc.*	914,477
12,732	Tokai Pharmaceuticals, Inc.*	81,103
28,621	Trevena, Inc.*	239,558
21,894	Ultragenyx Pharmaceutical, Inc.*	1,335,315
12,810	uniQure N.V.*	179,724
25,726	United Therapeutics Corp.*	3,137,028
24,138	Vanda Pharmaceuticals, Inc.*	189,483
16,555	Versartis, Inc.*	108,766
122,203	Vertex Pharmaceuticals, Inc.*	10,447,135
12,331	Vitae Pharmaceuticals, Inc.*	111,349
17,155	Vital Therapies, Inc.*	142,387
18,146	XBiotech, Inc.*	138,998
22,820	Xencor, Inc.*	251,020
15,353	Zafgen, Inc.*	96,110
		235,875,460

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care Equipment & Supplies — 0.1%
54,764	Cerus Corp.*	$268,344
	Life Sciences Tools & Services — 5.4%
45,085	Affymetrix, Inc.*	632,994
20,017	Albany Molecular Research, Inc.*	295,051
20,968	Bio-Techne Corp.	1,799,893
28,448	Compugen Ltd.*	135,128
82,539	Illumina, Inc.*	12,400,659
31,845	INC Research Holdings, Inc., Class A*	1,263,610
24,277	Luminex Corp.*	453,494
10,998	NanoString Technologies, Inc.*	132,416
43,435	Pacific Biosciences of California, Inc.*	360,076
33,961	PRA Health Sciences, Inc.*	1,466,096
131,267	QIAGEN N.V.*	2,771,046
66,851	Sequenom, Inc.*	98,271
		21,808,734
	Pharmaceuticals — 10.6%
14,867	Aerie Pharmaceuticals, Inc.*	250,360
64,517	Akorn, Inc.*	1,715,507
15,424	Alcobra Ltd.*	71,876
25,381	Amphastar Pharmaceuticals, Inc.*	267,262
6,477	ANI Pharmaceuticals, Inc.*	214,130
19,736	Aratana Therapeutics, Inc.*	64,537
24,788	Cempra, Inc.*	417,182
13,243	Collegium Pharmaceutical, Inc.*	230,958
28,691	Concordia Healthcare Corp.	834,047
34,100	Depomed, Inc.*	521,048
16,867	Dermira, Inc.*	388,953
67,953	Durect Corp.*	76,787
14,127	Egalet Corp.*	95,498
127,670	Endo International PLC*	5,337,883
23,664	Endocyte, Inc.*	71,229
22,677	Flamel Technologies S.A. (ADR)*	197,970
10,116	Flex Pharma, Inc.*	75,162
17,226	Foamix Pharmaceuticals Ltd.*	98,705
8,537	GW Pharmaceuticals PLC (ADR)*	350,871
89,808	Horizon Pharma PLC*	1,541,105
39,756	Impax Laboratories, Inc.*	1,299,624
66,204	Innoviva, Inc.	775,911
34,672	Jazz Pharmaceuticals PLC*	4,215,422
8,146	KemPharm, Inc.*	132,861
39,154	Medicines Co. (The)*	1,259,193
277,245	Mylan N.V.*	12,495,432
75,241	Nektar Therapeutics*	840,442
8,989	Neos Therapeutics, Inc.*	89,081
12,142	Neuroderm Ltd.*	147,890
13,943	Ocular Therapeutix, Inc.*	109,731
21,408	Omeros Corp.*	217,077
20,722	Pacira Pharmaceuticals, Inc.*	1,077,751
23,504	Relypsa, Inc.*	311,663
15,820	Revance Therapeutics, Inc.*	279,777
18,485	Sagent Pharmaceuticals, Inc.*	262,117
27,837	SciClone Pharmaceuticals, Inc.*	276,143
26,458	Shire PLC (ADR)	4,130,358
25,549	Sucampo Pharmaceuticals, Inc., Class A*	335,969
27,583	Supernus Pharmaceuticals, Inc.*	345,891
29,809	Teligent, Inc.*	174,383
20,602	Tetraphase Pharmaceuticals, Inc.*	83,232
21,335	Theravance Biopharma, Inc.*	335,386
35,637	XenoPort, Inc.*	159,297
13,958	Zogenix, Inc.*	147,955
		42,323,656
	Total Common Stocks (Cost $401,743,528)	300,276,194

Principal Amount
	Repurchase Agreements (a)(b) — 37.2%
$149,136,786	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $149,138,003	149,136,786
	Total Repurchase Agreements (Cost $149,136,786)	149,136,786

	Total Investment Securities (Cost $550,880,314) — 112.1%	449,412,980
	Liabilities in excess of other assets — (12.1%)	(48,618,373)
	Net Assets — 100.0%	$400,794,607

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $233,361,090.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$538,937
Aggregate gross unrealized depreciation	(102,946,355)
Net unrealized depreciation	$(102,407,418)
Federal income tax cost of investments	$551,820,398

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$18,091,177	11/07/16	Bank of America, N.A.	0.05%	iShares® Nasdaq Biotechnology ETF	$(3,159,501)
42,462,668	11/06/17	Bank of America, N.A.	0.48%	NASDAQ Biotechnology Index®	(20,645,376)
18,916,445	11/06/17	Citibank, N.A.	0.55%	NASDAQ Biotechnology Index®	(7,625,717)
68,275,822	01/06/17	Credit Suisse International	0.63%	NASDAQ Biotechnology Index®	55,608,448
13,293,191	11/06/17	Deutsche Bank AG	0.50%	NASDAQ Biotechnology Index®	(3,897,839)
78,820,405	11/06/17	Deutsche Bank AG	(0.10)%	iShares® Nasdaq Biotechnology ETF	(17,615,327)
3,674,019	01/06/17	Goldman Sachs International	0.90%	NASDAQ Biotechnology Index®	(692,871)
10,640,060	11/06/17	Morgan Stanley & Co. International PLC	0.53%	NASDAQ Biotechnology Index®	(8,668,842)
21,949,567	11/07/16	Morgan Stanley & Co. International PLC	0.03%	iShares® Nasdaq Biotechnology ETF	2,522,557
217,357,128	07/06/17	Societe Generale	0.33%	NASDAQ Biotechnology Index®	(40,082,659)
10,007,799	11/06/17	UBS AG	0.43%	NASDAQ Biotechnology Index®	(4,481,317)
$503,488,281					$(48,738,444)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 83.2%
	Auto Components — 3.5%
530	Autoliv, Inc.	$56,302
1,349	BorgWarner, Inc.	44,085
314	Cooper Tire & Rubber Co.	12,340
920	Dana Holding Corp.	11,445
1,686	Delphi Automotive PLC	112,422
1,754	Gentex Corp.	25,538
1,618	Goodyear Tire & Rubber Co. (The)	48,734
3,898	Johnson Controls, Inc.	142,121
453	Lear Corp.	45,912
348	Tenneco, Inc.*	15,841
231	Visteon Corp.	16,152
		530,892
	Automobiles — 4.8%
23,457	Ford Motor Co.	293,447
8,522	General Motors Co.	250,888
1,155	Harley-Davidson, Inc.	49,861
607	Tesla Motors, Inc.*	116,502
275	Thor Industries, Inc.	15,229
		725,927
	Beverages — 16.3%
168	Brown-Forman Corp., Class A	17,907
612	Brown-Forman Corp., Class B	60,264
23,555	Coca-Cola Co. (The)	1,015,927
1,257	Coca-Cola Enterprises, Inc.	60,977
1,042	Constellation Brands, Inc., Class A	147,370
1,137	Dr. Pepper Snapple Group, Inc.	104,070
1,092	Molson Coors Brewing Co., Class B	93,115
903	Monster Beverage Corp.*	113,326
8,767	PepsiCo, Inc.	857,588
		2,470,544
	Commercial Services & Supplies — 0.1%
360	Herman Miller, Inc.	9,392
266	HNI Corp.	8,994
		18,386
	Distributors — 1.0%
907	Genuine Parts Co.	81,766
1,838	LKQ Corp.*	50,729
256	Pool Corp.	20,549
		153,044
	Diversified Financial Services — 0.2%
2,006	Leucadia National Corp.	28,987

	Food Products — 14.2%
3,591	Archer-Daniels-Midland Co.	125,541
349	B&G Foods, Inc.	12,072
857	Bunge Ltd.	42,610
1,081	Campbell Soup Co.	66,752
2,605	ConAgra Foods, Inc.	109,566
991	Darling Ingredients, Inc.*	8,929
550	Dean Foods Co.	10,610
1,124	Flowers Foods, Inc.	19,254
3,597	General Mills, Inc.	211,684
620	Hain Celestial Group, Inc. (The)*	22,921
865	Hershey Co. (The)	78,620
1,624	Hormel Foods Corp.	69,036
431	Ingredion, Inc.	43,626
720	J.M. Smucker Co. (The)	91,850
1,536	Kellogg Co.	113,695
699	Keurig Green Mountain, Inc.	64,266
3,578	Kraft Heinz Co. (The)	275,578
117	Lancaster Colony Corp.	11,907
700	McCormick & Co., Inc. (Non-Voting)	65,282
1,122	Mead Johnson Nutrition Co.	82,759
9,564	Mondelez International, Inc., Class A	387,629
660	Pinnacle Foods, Inc.	28,505
374	Post Holdings, Inc.*	25,978
329	TreeHouse Foods, Inc.*	27,774
1,779	Tyson Foods, Inc., Class A	115,190
1,060	WhiteWave Foods Co. (The)*	41,043
		2,152,677
	Household Durables — 3.8%
1,975	D.R. Horton, Inc.	52,772
471	GoPro, Inc., Class A*	5,595
428	Harman International Industries, Inc.	32,819
1,247	Jarden Corp.*	65,941
819	Leggett & Platt, Inc.	36,577
1,077	Lennar Corp., Class A	45,169
60	Lennar Corp., Class B	2,023
383	Mohawk Industries, Inc.*	68,837
1,607	Newell Rubbermaid, Inc.	61,082
22	NVR, Inc.*	36,014
1,912	PulteGroup, Inc.	32,867
375	Tempur Sealy International, Inc.*	21,626
976	Toll Brothers, Inc.*	26,791
303	Tupperware Brands Corp.	15,138
471	Whirlpool Corp.	73,156
		576,407
	Household Products — 14.2%
789	Church & Dwight Co., Inc.	71,610
777	Clorox Co. (The)	98,228
5,398	Colgate-Palmolive Co.	354,325
376	Energizer Holdings, Inc.	14,641
2,185	Kimberly-Clark Corp.	284,706
16,373	Procter & Gamble Co. (The)	1,314,588
164	Spectrum Brands Holdings, Inc.	15,706
		2,153,804
	Leisure Products — 1.3%
548	Brunswick Corp.	23,312
675	Hasbro, Inc.	51,212
2,042	Mattel, Inc.	66,406
367	Polaris Industries, Inc.	32,263
375	Vista Outdoor, Inc.*	18,487
		191,680
	Machinery — 1.3%
345	Middleby Corp. (The)*	31,947
349	Snap-on, Inc.	50,490
901	Stanley Black & Decker, Inc.	84,703
321	WABCO Holdings, Inc.*	30,270
		197,410
	Personal Products — 1.3%
2,620	Avon Products, Inc.	9,982
361	Edgewell Personal Care Co.	27,598
1,339	Estee Lauder Cos., Inc. (The), Class A	122,291
390	Herbalife Ltd.*	21,353
344	Nu Skin Enterprises, Inc., Class A	10,489
		191,713
	Software — 1.5%
3,036	Activision Blizzard, Inc.	96,150
1,870	Electronic Arts, Inc.*	120,129
509	Take-Two Interactive Software, Inc.*	18,319
		234,598
	Textiles, Apparel & Luxury Goods — 7.7%
313	Carter’s, Inc.	31,810

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,670	Coach, Inc.	$65,030
195	Deckers Outdoor Corp.*	11,029
249	Fossil Group, Inc.*	11,681
241	G-III Apparel Group Ltd.*	12,713
2,358	Hanesbrands, Inc.	67,179
768	Kate Spade & Co.*	15,222
669	lululemon athletica, Inc.*	41,966
1,108	Michael Kors Holdings Ltd.*	62,768
8,121	NIKE, Inc., Class B	500,172
497	PVH Corp.	39,338
354	Ralph Lauren Corp.	32,129
782	Skechers U.S.A., Inc., Class A*	25,743
339	Steven Madden Ltd.*	11,933
1,084	Under Armour, Inc., Class A*	90,720
2,052	VF Corp.	133,606
619	Wolverine World Wide, Inc.	11,718
		1,164,757
	Tobacco — 12.0%
11,800	Altria Group, Inc.	726,526
9,324	Philip Morris International, Inc.	848,764
4,988	Reynolds American, Inc.	251,545
		1,826,835
	Total Common Stocks (Cost $12,910,074)	12,617,661

Principal Amount
	Repurchase Agreements (a)(b) — 5.2%
$784,268	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $784,275	784,268
	Total Repurchase Agreements (Cost $784,268)	784,268

	Total Investment Securities (Cost $13,694,342) — 88.4%	13,401,929
	Other assets less liabilities — 11.6%	1,766,380
	Net Assets — 100.0%	$15,168,309

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $3,194,982.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$452,901
Aggregate gross unrealized depreciation	(904,938)
Net unrealized depreciation	$(452,037)
Federal income tax cost of investments	$13,853,966

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$985,913	01/08/18	Bank of America, N.A.	0.63%	Dow Jones U.S. Consumer GoodsSM Index	$51,846
2,076,569	03/06/17	Bank of America, N.A.	0.32%	iShares® U.S. Consumer Goods ETF	292,826
654,772	01/08/18	Citibank, N.A.	0.70%	Dow Jones U.S. Consumer GoodsSM Index	27,854
702,721	11/07/16	Credit Suisse International	0.73%	Dow Jones U.S. Consumer GoodsSM Index	140,386
8,954,446	01/08/18	Deutsche Bank AG	0.50%	Dow Jones U.S. Consumer GoodsSM Index	341,002
577,958	11/06/17	Goldman Sachs International	0.90%	Dow Jones U.S. Consumer GoodsSM Index	25,848
797,192	01/08/18	Morgan Stanley & Co. International PLC	0.33%	Dow Jones U.S. Consumer GoodsSM Index	36,015
1,235,740	01/06/17	Morgan Stanley & Co. International PLC	(0.12)%	iShares® U.S. Consumer Goods ETF	174,486
674,518	01/08/18	Societe Generale	0.83%	Dow Jones U.S. Consumer GoodsSM Index	30,335
1,054,070	01/06/17	UBS AG	0.78%	Dow Jones U.S. Consumer GoodsSM Index	413,819
$17,713,899					$1,534,417

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 82.2%
	Airlines — 3.9%
710	Alaska Air Group, Inc.	$52,469
74	Allegiant Travel Co.	12,127
3,548	American Airlines Group, Inc.	145,468
4,428	Delta Air Lines, Inc.	213,607
1,774	JetBlue Airways Corp.*	39,028
3,662	Southwest Airlines Co.	153,621
403	Spirit Airlines, Inc.*	19,243
2,099	United Continental Holdings, Inc.*	120,189
		755,752
	Commercial Services & Supplies — 0.3%
573	Copart, Inc.*	21,631
774	KAR Auction Services, Inc.	27,407
529	Rollins, Inc.	14,563
		63,601
	Diversified Consumer Services — 0.8%
567	Apollo Education Group, Inc.*	4,644
322	DeVry Education Group, Inc.	5,880
25	Graham Holdings Co., Class B	12,203
265	Grand Canyon Education, Inc.*	10,330
1,328	H&R Block, Inc.	43,664
635	Houghton Mifflin Harcourt Co.*	11,944
1,106	Service Corp. International	26,013
762	ServiceMaster Global Holdings, Inc.*	28,903
335	Sotheby’s	7,621
		151,202
	Electronic Equipment, Instruments & Components — 0.1%
278	Dolby Laboratories, Inc., Class A	10,981

	Food & Staples Retailing — 12.8%
219	Casey’s General Stores, Inc.	23,120
2,463	Costco Wholesale Corp.	369,524
6,235	CVS Health Corp.	605,855
5,480	Kroger Co. (The)	218,707
5,891	Rite Aid Corp.*	46,833
813	Sprouts Farmers Market, Inc.*	23,154
2,956	Sysco Corp.	130,448
283	United Natural Foods, Inc.*	8,733
4,904	Walgreens Boots Alliance, Inc.	387,122
8,833	Wal-Mart Stores, Inc.	585,981
1,921	Whole Foods Market, Inc.	60,147
		2,459,624
	Health Care Providers & Services — 2.5%
1,100	AmerisourceBergen Corp.	95,282
1,853	Cardinal Health, Inc.	151,390
95	Chemed Corp.	12,207
1,296	McKesson Corp.	201,684
454	VCA, Inc.*	23,168
		483,731
	Hotels, Restaurants & Leisure — 12.4%
1,273	Aramark	39,998
690	Bloomin’ Brands, Inc.	11,930
335	Brinker International, Inc.	16,683
107	Buffalo Wild Wings, Inc.*	16,976
2,591	Carnival Corp.	124,264
255	Cheesecake Factory, Inc. (The)	12,724
176	Chipotle Mexican Grill, Inc.*	89,612
198	Choice Hotels International, Inc.	10,262
135	Cracker Barrel Old Country Store, Inc.	19,987
649	Darden Restaurants, Inc.	41,458
308	Domino’s Pizza, Inc.	40,976
521	Dunkin’ Brands Group, Inc.	24,268
2,946	Hilton Worldwide Holdings, Inc.	61,218
164	Hyatt Hotels Corp., Class A*	7,569
84	J Alexander’s Holdings, Inc.*	872
202	Jack in the Box, Inc.	13,887
2,061	Las Vegas Sands Corp.	99,505
1,086	Marriott International, Inc., Class A	74,011
152	Marriott Vacations Worldwide Corp.	9,204
5,170	McDonald’s Corp.	605,872
2,664	MGM Resorts International*	50,430
891	Norwegian Cruise Line Holdings Ltd.*	43,775
134	Panera Bread Co., Class A*	27,765
966	Royal Caribbean Cruises Ltd.	71,841
481	Six Flags Entertainment Corp.	24,464
8,360	Starbucks Corp.	486,636
950	Starwood Hotels & Resorts Worldwide, Inc.	65,655
206	Vail Resorts, Inc.	26,246
1,232	Wendy’s Co. (The)	11,544
653	Wyndham Worldwide Corp.	47,565
458	Wynn Resorts Ltd.	37,776
2,301	Yum! Brands, Inc.	166,753
		2,381,726
	Internet & Catalog Retail — 10.5%
2,164	Amazon.com, Inc.*	1,195,653
663	Expedia, Inc.	69,025
2,481	Groupon, Inc.*	11,859
180	HSN, Inc.	9,556
2,633	Liberty Interactive Corp. QVC Group, Class A*	66,826
380	Liberty TripAdvisor Holdings, Inc., Class A*	7,748
759	Liberty Ventures*	27,848
2,406	Netflix, Inc.*	224,744
280	Priceline Group, Inc. (The)*	354,259
204	Shutterfly, Inc.*	9,066
636	TripAdvisor, Inc.*	39,814
		2,016,398
	Internet Software & Services — 0.0%‡
312	Yelp, Inc.*	6,315

	IT Services — 0.0%‡
439	Acxiom Corp.*	9,105

	Media — 19.0%
343	AMC Networks, Inc., Class A*	22,480
25	Cable One, Inc.	10,714
1,253	Cablevision Systems Corp., Class A	40,760
2,442	CBS Corp. (Non-Voting), Class B	118,144
43	CBS Corp., Class A	2,305
430	Charter Communications, Inc., Class A*	77,211
594	Cinemark Holdings, Inc.	19,661
13,748	Comcast Corp., Class A	793,672
841	Discovery Communications, Inc., Class A*	21,025
1,452	Discovery Communications, Inc., Class C*	35,792
1,266	DISH Network Corp., Class A*	59,667
400	DreamWorks Animation SKG, Inc., Class A*	10,264
647	Gannett Co., Inc.	9,873
2,288	Interpublic Group of Cos., Inc. (The)	48,940
277	John Wiley & Sons, Inc., Class A	12,058
140	Liberty Broadband Corp., Class A*	7,041
370	Liberty Broadband Corp., Class C*	18,637
3,444	Liberty Global PLC*	123,846
71	Liberty Global PLC LiLAC, Class A*	2,410
163	Liberty Global PLC LiLAC, Class C*	5,981
1,423	Liberty Global PLC, Class A*	52,423
560	Liberty Media Corp., Class A*	19,947
1,110	Liberty Media Corp., Class C*	38,739
544	Lions Gate Entertainment Corp.	11,478
821	Live Nation Entertainment, Inc.*	18,054
115	Madison Square Garden Co. (The), Class A*	17,825
212	Meredith Corp.	9,220

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
345	MSG Networks, Inc., Class A*	$5,665
698	New York Times Co. (The), Class A	8,774
2,148	News Corp., Class A	23,241
606	News Corp., Class B	6,914
1,363	Omnicom Group, Inc.	106,055
381	Regal Entertainment Group, Class A	7,502
533	Scripps Networks Interactive, Inc., Class A	31,575
392	Sinclair Broadcast Group, Inc., Class A	12,101
12,325	Sirius XM Holdings, Inc.*	45,849
466	Starz, Class A*	11,739
1,248	TEGNA, Inc.	30,751
1,594	Time Warner Cable, Inc.	304,231
4,501	Time Warner, Inc.	297,966
618	Time, Inc.	8,714
451	Tribune Media Co., Class A	16,191
6,592	Twenty-First Century Fox, Inc., Class A	178,116
2,428	Twenty-First Century Fox, Inc., Class B	65,945
59	Viacom, Inc., Class A	2,446
1,954	Viacom, Inc., Class B	72,005
8,563	Walt Disney Co. (The)	817,938
		3,661,885
	Multiline Retail — 3.7%
279	Big Lots, Inc.	11,286
125	Dillard’s, Inc., Class A	10,461
1,638	Dollar General Corp.	121,621
1,322	Dollar Tree, Inc.*	106,090
1,720	J.C. Penney Co., Inc.*	17,544
1,069	Kohl’s Corp.	49,890
1,770	Macy’s, Inc.	76,482
766	Nordstrom, Inc.	39,311
3,468	Target Corp.	272,065
		704,750
	Professional Services — 0.8%
204	Dun & Bradstreet Corp. (The)	19,541
384	IHS, Inc., Class A*	39,932
2,050	Nielsen Holdings PLC	103,197
		162,670
	Road & Rail — 0.2%
582	Avis Budget Group, Inc.*	14,922
2,202	Hertz Global Holdings, Inc.*	18,717
		33,639
	Specialty Retail — 15.2%
364	Aaron’s, Inc.	8,368
379	Abercrombie & Fitch Co., Class A	11,010
412	Advance Auto Parts, Inc.	61,157
1,009	American Eagle Outfitters, Inc.	15,397
143	Asbury Automotive Group, Inc.*	8,351
971	Ascena Retail Group, Inc.*	8,205
430	AutoNation, Inc.*	22,132
171	AutoZone, Inc.*	132,451
940	Bed Bath & Beyond, Inc.*	45,073
1,679	Best Buy Co., Inc.	54,383
427	Burlington Stores, Inc.*	23,938
277	Cabela’s, Inc.*	13,290
1,141	CarMax, Inc.*	52,783
785	Chico’s FAS, Inc.	10,017
425	CST Brands, Inc.	13,787
507	Dick’s Sporting Goods, Inc.	21,532
406	DSW, Inc., Class A	10,637
773	Foot Locker, Inc.	48,312
594	GameStop Corp., Class A	18,307
1,290	Gap, Inc. (The)	35,668
124	Genesco, Inc.*	8,182
466	GNC Holdings, Inc., Class A	13,272
127	Group 1 Automotive, Inc.	7,082
359	Guess?, Inc.	7,665
7,138	Home Depot, Inc. (The)	885,969
1,434	L Brands, Inc.	121,589
133	Lithia Motors, Inc., Class A	12,332
5,152	Lowe’s Cos., Inc.	347,915
220	Murphy USA, Inc.*	14,012
2,780	Office Depot, Inc.*	14,122
555	O’Reilly Automotive, Inc.*	144,478
211	Restoration Hardware Holdings, Inc.*	8,016
2,280	Ross Stores, Inc.	125,354
855	Sally Beauty Holdings, Inc.*	27,001
448	Signet Jewelers Ltd.	48,563
3,623	Staples, Inc.	34,237
272	Tailored Brands, Inc.	4,200
628	Tiffany & Co.	40,807
3,770	TJX Cos., Inc. (The)	279,357
756	Tractor Supply Co.	63,935
360	Ulta Salon Cosmetics & Fragrance, Inc.*	59,468
489	Urban Outfitters, Inc.*	12,954
470	Williams-Sonoma, Inc.	24,492
		2,919,800
	Total Common Stocks (Cost $17,730,756)	15,821,179

Principal Amount
	Repurchase Agreements (a)(b) — 10.1%
$1,933,252	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,933,267	1,933,252
	Total Repurchase Agreements (Cost $1,933,252)	1,933,252

	Total Investment Securities (Cost $19,664,008) — 92.3%	17,754,431
	Other assets less liabilities — 7.7%	1,474,694
	Net Assets — 100.0%	$19,229,125

*                 Non-income producing security.

‡                 Amount represents less than 0.05%.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $3,506,244.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,667
Aggregate gross unrealized depreciation	(2,272,176)
Net unrealized depreciation	$(2,116,509)
Federal income tax cost of investments	$19,870,940

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$443,857	01/06/17	Bank of America, N.A.	0.68%	Dow Jones U.S. Consumer ServicesSM Index	$(21,327)
2,181,905	03/06/17	Bank of America, N.A.	0.32%	iShares® U.S. Consumer Services ETF	282,215
2,532,997	11/06/17	Citibank, N.A.	0.70%	Dow Jones U.S. Consumer ServicesSM Index	71,314
1,001,106	11/06/17	Credit Suisse International	0.73%	Dow Jones U.S. Consumer ServicesSM Index	24,842
623,773	01/08/18	Deutsche Bank AG	0.20%	iShares® U.S. Consumer Services ETF	15,999
9,861,782	01/08/18	Deutsche Bank AG	0.60%	Dow Jones U.S. Consumer ServicesSM Index	186,036
546,926	01/08/18	Goldman Sachs International	0.43%	iShares® U.S. Consumer Services ETF	13,878
1,302,661	11/06/17	Goldman Sachs International	0.90%	Dow Jones U.S. Consumer ServicesSM Index	27,343
758,119	11/07/16	Morgan Stanley & Co. International PLC	(0.12)%	iShares® U.S. Consumer Services ETF	468,129
1,238,319	01/08/18	Morgan Stanley & Co. International PLC	0.33%	Dow Jones U.S. Consumer ServicesSM Index	67,196
1,214,582	11/06/17	Societe Generale	0.83%	Dow Jones U.S. Consumer ServicesSM Index	30,650
914,569	11/06/17	UBS AG	0.78%	Dow Jones U.S. Consumer ServicesSM Index	23,616
$22,620,596					$1,189,891

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 88.9%
	Banks — 25.5%
21,754	Associated Banc-Corp	$374,169
12,241	BancorpSouth, Inc.	243,841
1,506,795	Bank of America Corp.	18,865,073
6,265	Bank of Hawaii Corp.	397,828
11,769	Bank of the Ozarks, Inc.	445,339
14,981	BankUnited, Inc.	481,190
112,896	BB&T Corp.	3,630,735
3,038	BOK Financial Corp.	148,467
10,901	Cathay General Bancorp	290,948
24,720	CIT Group, Inc.	736,903
431,091	Citigroup, Inc.	16,747,885
76,355	Citizens Financial Group, Inc.	1,468,307
25,575	Comerica, Inc.	863,924
12,126	Commerce Bancshares, Inc./MO	515,113
7,936	Cullen/Frost Bankers, Inc.	380,372
20,824	East West Bancorp, Inc.	624,095
114,948	Fifth Third Bancorp	1,754,106
9,547	First Financial Bankshares, Inc.	252,136
34,634	First Horizon National Corp.	416,301
51,341	First Niagara Financial Group, Inc.	474,391
20,633	First Republic Bank/CA	1,269,755
23,988	FirstMerit Corp.	470,884
30,242	FNB Corp./PA	371,372
25,184	Fulton Financial Corp.	317,570
11,010	Glacier Bancorp, Inc.	262,258
11,200	Hancock Holding Co.	258,384
115,285	Huntington Bancshares, Inc./OH	1,008,744
4,881	IBERIABANK Corp.	232,726
8,068	International Bancshares Corp.	181,933
51,931	Investors Bancorp, Inc.	587,859
532,698	JPMorgan Chase & Co.	29,990,897
120,886	KeyCorp	1,275,347
23,152	M&T Bank Corp.	2,374,238
10,024	MB Financial, Inc.	305,932
16,351	PacWest Bancorp	526,175
44,894	People’s United Financial, Inc.	655,901
73,485	PNC Financial Services Group, Inc. (The)	5,975,065
14,990	Popular, Inc.	397,235
11,440	PrivateBancorp, Inc.	393,078
9,526	Prosperity Bancshares, Inc.	385,327
188,915	Regions Financial Corp.	1,420,641
7,281	Signature Bank/NY*	943,254
73,746	SunTrust Banks, Inc.	2,446,892
7,452	SVB Financial Group*	662,110
18,899	Synovus Financial Corp.	502,524
24,533	TCF Financial Corp.	278,204
6,634	Texas Capital Bancshares, Inc.*	214,477
9,776	Trustmark Corp.	213,899
237,937	U.S. Bancorp	9,165,333
6,063	UMB Financial Corp.	297,754
31,868	Umpqua Holdings Corp.	479,295
9,367	United Bankshares, Inc./WV	328,220
32,329	Valley National Bancorp	290,961
13,267	Webster Financial Corp.	445,904
672,630	Wells Fargo & Co.	31,559,800
13,176	Western Alliance Bancorp.*	391,591
6,999	Wintrust Financial Corp.	297,458
29,561	Zions Bancorp.	630,241
		146,920,361
	Capital Markets — 8.8%
7,820	Affiliated Managers Group, Inc.*	1,084,556
25,196	Ameriprise Financial, Inc.	2,115,204
158,162	Bank of New York Mellon Corp. (The)	5,597,353
18,273	BlackRock, Inc.	5,700,445
173,368	Charles Schwab Corp. (The)	4,342,868
42,386	E*TRADE Financial Corp.*	994,376
17,005	Eaton Vance Corp.	491,615
13,709	Federated Investors, Inc., Class B	358,765
7,464	Financial Engines, Inc.	182,122
54,836	Franklin Resources, Inc.	1,965,871
57,404	Goldman Sachs Group, Inc. (The)	8,583,620
61,337	Invesco Ltd.	1,640,151
21,120	Janus Capital Group, Inc.	273,082
15,590	Legg Mason, Inc.	445,250
11,125	LPL Financial Holdings, Inc.	225,059
218,550	Morgan Stanley	5,398,185
31,452	Northern Trust Corp.	1,867,620
28,031	NorthStar Asset Management Group, Inc./NY	306,379
18,436	Raymond James Financial, Inc.	808,234
20,013	SEI Investments Co.	763,896
58,389	State Street Corp.	3,198,549
10,059	Stifel Financial Corp.*	291,309
36,336	T. Rowe Price Group, Inc.	2,511,181
38,830	TD Ameritrade Holding Corp.	1,109,761
12,010	Waddell & Reed Financial, Inc., Class A	281,274
16,620	WisdomTree Investments, Inc.	196,947
		50,733,672
	Consumer Finance — 3.6%
63,440	Ally Financial, Inc.*	1,115,275
121,066	American Express Co.	6,728,848
76,993	Capital One Financial Corp.	5,060,750
61,861	Discover Financial Services	2,871,588
30,074	LendingClub Corp.*	262,546
52,430	Navient Corp.	567,817
6,976	PRA Group, Inc.*	170,214
15,538	Santander Consumer USA Holdings, Inc.*	159,265
61,662	SLM Corp.*	360,106
120,663	Synchrony Financial*	3,251,868
		20,548,277
	Diversified Financial Services — 9.7%
271,107	Berkshire Hathaway, Inc., Class B*	36,374,426
11,932	CBOE Holdings, Inc.	745,750
48,946	CME Group, Inc.	4,475,622
5,998	FactSet Research Systems, Inc.	902,639
11,312	FNFV Group*	115,043
17,184	Intercontinental Exchange, Inc.	4,097,697
5,397	MarketAxess Holdings, Inc.	639,329
39,115	McGraw Hill Financial, Inc.	3,510,180
24,890	Moody’s Corp.	2,210,232
13,372	MSCI, Inc.	942,993
16,637	Nasdaq, Inc.	1,052,956
32,751	Voya Financial, Inc.	961,569
		56,028,436
	Insurance — 14.8%
61,754	Aflac, Inc.	3,675,598
2,254	Alleghany Corp.*	1,045,811
13,156	Allied World Assurance Co. Holdings AG	426,123
56,047	Allstate Corp. (The)	3,556,743
10,365	American Financial Group, Inc./OH	695,284
179,009	American International Group, Inc.	8,986,252
11,704	AmTrust Financial Services, Inc.	286,163
39,639	Aon PLC	3,777,200
17,720	Arch Capital Group Ltd.*	1,203,897
25,570	Arthur J. Gallagher & Co.	1,018,964
8,796	Aspen Insurance Holdings Ltd.	393,093
9,528	Assurant, Inc.	677,441
20,451	Assured Guaranty Ltd.	507,389
13,949	Axis Capital Holdings Ltd.	749,201
16,931	Brown & Brown, Inc.	547,041
66,690	Chubb Ltd.	7,704,673
21,340	Cincinnati Financial Corp.	1,347,408
26,911	CNO Financial Group, Inc.	469,059

See accompanying notes to schedules of portfolio investments.

Shares			Value
		Common Stocks (a) (continued)
8,870		Endurance Specialty Holdings Ltd.	$552,335
3,476		Erie Indemnity Co., Class A	326,779
6,234		Everest Re Group Ltd.	1,160,334
15,736		First American Financial Corp.	582,704
40,160		FNF Group	1,324,477
71,988		Genworth Financial, Inc., Class A*	152,615
6,258		Hanover Insurance Group, Inc. (The)	519,101
59,275		Hartford Financial Services Group, Inc. (The)	2,496,663
6,972		Kemper Corp.	187,407
35,812		Lincoln National Corp.	1,308,212
40,509		Loews Corp.	1,472,502
2,019		Markel Corp.*	1,729,697
75,488		Marsh & McLennan Cos., Inc.	4,306,590
5,269		Mercury General Corp.	277,044
160,864		MetLife, Inc.	6,363,780
35,186		Old Republic International Corp.	626,311
6,923		PartnerRe Ltd.	971,089
6,998		Primerica, Inc.	295,246
39,399		Principal Financial Group, Inc.	1,489,676
7,690		ProAssurance Corp.	379,194
84,583		Progressive Corp. (The)	2,699,889
64,975		Prudential Financial, Inc.	4,294,198
9,515		Reinsurance Group of America, Inc.	857,301
6,345		RenaissanceRe Holdings Ltd.	718,254
5,462		RLI Corp.	342,850
6,128		StanCorp Financial Group, Inc.	704,107
16,598		Torchmark Corp.	850,150
44,024		Travelers Cos., Inc. (The)	4,733,460
35,229		Unum Group	1,005,083
11,855		Validus Holdings Ltd.	532,408
14,273		W. R. Berkley Corp.	735,059
823		White Mountains Insurance Group Ltd.	631,126
19,899		Willis Towers Watson PLC	2,254,955
43,089		XL Group PLC	1,481,400
			85,429,336
		IT Services — 5.9%
143,294		MasterCard, Inc., Class A	12,455,114
281,671		Visa, Inc., Class A	20,390,164
73,119		Western Union Co. (The)	1,335,153
			34,180,431
		Real Estate Investment Trusts — 19.6%
10,491		Alexandria Real Estate Equities, Inc.	830,468
18,513		American Campus Communities, Inc.	810,314
50,135		American Capital Agency Corp.	905,939
26,494		American Homes 4 Rent, Class A	370,916
61,295		American Tower Corp.	5,651,399
137,162		Annaly Capital Management, Inc.	1,389,451
22,636		Apartment Investment & Management Co., Class A	828,704
22,593		Apple Hospitality REIT, Inc.	429,493
2		ARMOUR Residential REIT, Inc.	38
19,808		AvalonBay Communities, Inc.	3,399,845
13,489		Blackstone Mortgage Trust, Inc., Class A	333,718
22,224		Boston Properties, Inc.	2,536,647
25,353		Brandywine Realty Trust	312,095
24,621		Brixmor Property Group, Inc.	576,870
12,570		Camden Property Trust	939,482
12,127		Care Capital Properties, Inc.	321,487
21,958		CBL & Associates Properties, Inc.	253,176
27,352		Chimera Investment Corp.	356,397
16,242		Colony Capital, Inc., Class A	266,369
—	#	Colony Starwood Homes	9
17,997		Columbia Property Trust, Inc.	364,799
17,429		Communications Sales & Leasing, Inc.	328,537
13,680		Corporate Office Properties Trust	320,112
16,963		Corrections Corp. of America	490,740
29,512		Cousins Properties, Inc.	255,574
48,300		Crown Castle International Corp.	4,177,950
24,966		CubeSmart	746,483
22,402		CYS Investments, Inc.	175,632
12,782		DCT Industrial Trust, Inc.	462,581
44,018		DDR Corp.	736,421
29,049		DiamondRock Hospitality Co.	258,536
21,178		Digital Realty Trust, Inc.	1,674,544
20,178		Douglas Emmett, Inc.	541,578
49,963		Duke Realty Corp.	1,033,235
9,465		DuPont Fabros Technology, Inc.	337,427
4,654		EastGroup Properties, Inc.	252,386
9,127		EPR Properties	567,973
9,918		Equinix, Inc.	3,011,997
18,284		Equity Commonwealth*	486,903
11,589		Equity LifeStyle Properties, Inc.	813,084
52,713		Equity Residential	3,926,591
9,556		Essex Property Trust, Inc.	1,999,880
17,866		Extra Space Storage, Inc.	1,467,692
10,046		Federal Realty Investment Trust	1,487,411
31,381		Forest City Realty Trust, Inc., Class A*	585,256
5,570		Four Corners Property Trust, Inc.	91,404
13,334		Gaming and Leisure Properties, Inc.	349,217
84,262		General Growth Properties, Inc.	2,318,890
10,673		GEO Group, Inc. (The)	309,944
14,004		Hatteras Financial Corp.	192,555
67,296		HCP, Inc.	1,990,616
14,564		Healthcare Realty Trust, Inc.	422,502
18,384		Healthcare Trust of America, Inc., Class A	511,259
13,795		Highwoods Properties, Inc.	600,772
21,930		Hospitality Properties Trust	532,460
108,766		Host Hotels & Resorts, Inc.	1,665,207
17,286		Invesco Mortgage Capital, Inc.	195,505
27,806		Iron Mountain, Inc.	816,940
13,337		Kilroy Realty Corp.	723,799
59,810		Kimco Realty Corp.	1,599,917
12,058		Kite Realty Group Trust	324,601
11,864		Lamar Advertising Co., Class A	677,790
16,342		LaSalle Hotel Properties	397,928
30,648		Lexington Realty Trust	237,216
21,384		Liberty Property Trust	617,570
19,475		Macerich Co. (The)	1,540,083
12,924		Mack-Cali Realty Corp.	257,188
34,418		Medical Properties Trust, Inc.	398,216
53,606		MFA Financial, Inc.	365,057
10,908		Mid-America Apartment Communities, Inc.	981,066
19,704		National Retail Properties, Inc.	866,582
33,350		New Residential Investment Corp.	390,529
9,117		NorthStar Realty Europe Corp.	88,982
27,345		NorthStar Realty Finance Corp.	341,539
23,819		Omega Healthcare Investors, Inc.	763,637
19,909		Outfront Media, Inc.	407,139
24,249		Paramount Group, Inc.	366,645
10,399		Pebblebrook Hotel Trust	282,437
21,057		Piedmont Office Realty Trust, Inc., Class A	386,817
7,832		Post Properties, Inc.	436,477
5,887		Potlatch Corp.	155,652
75,873		Prologis, Inc.	2,918,076
21,299		Public Storage	5,313,888
17,908		Rayonier, Inc.	390,932
36,120		Realty Income Corp.	2,114,465
12,238		Redwood Trust, Inc.	145,510
13,626		Regency Centers Corp.	961,723
34,335		Retail Properties of America, Inc., Class A	504,381
18,194		RLJ Lodging Trust	381,528
7,421		Ryman Hospitality Properties, Inc.	355,243
34,365		Senior Housing Properties Trust	536,438
44,775		Simon Property Group, Inc.	8,495,161
14,428		SL Green Realty Corp.	1,272,261
5,567		Sovran Self Storage, Inc.	592,551

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
63,874	Spirit Realty Capital, Inc.	$682,813
34,394	Starwood Property Trust, Inc.	603,271
8,364	Sun Communities, Inc.	564,821
31,166	Sunstone Hotel Investors, Inc.	402,041
13,710	Tanger Factory Outlet Centers, Inc.	439,817
8,716	Taubman Centers, Inc.	617,267
52,683	Two Harbors Investment Corp.	408,293
37,916	UDR, Inc.	1,301,656
13,363	Urban Edge Properties	324,988
48,186	Ventas, Inc.	2,682,515
130,957	VEREIT, Inc.	1,050,275
25,647	Vornado Realty Trust	2,214,875
9,866	Washington Real Estate Investment Trust	255,233
16,501	Weingarten Realty Investors	581,330
51,210	Welltower, Inc.	3,266,174
114,061	Weyerhaeuser Co.	2,963,305
14,051	WP Carey, Inc.	796,551
26,816	WP Glimcher, Inc.	231,690
16,160	Xenia Hotels & Resorts, Inc.	247,571
		113,236,920
	Real Estate Management & Development — 0.6%
6,648	Alexander & Baldwin, Inc.	222,841
42,071	CBRE Group, Inc., Class A*	1,069,024
5,172	Howard Hughes Corp. (The)*	479,910
6,518	Jones Lang LaSalle, Inc.	665,292
21,230	Realogy Holdings Corp.*	678,723
1	RMR Group, Inc. (The), Class A*	23
10,956	St. Joe Co. (The)*	166,641
		3,282,454
	Thrifts & Mortgage Finance — 0.4%
18,257	Capitol Federal Financial, Inc.	229,490
49,152	MGIC Investment Corp.*	336,200
70,176	New York Community Bancorp, Inc.	1,061,763
29,937	Radian Group, Inc.	323,320
13,464	Washington Federal, Inc.	285,302
		2,236,075
	Total Common Stocks (Cost $509,305,184)	512,595,962

	Master Limited Partnership (a) — 0.1%
	Capital Markets — 0.1%
18,779	Lazard Ltd., Class A	660,645
	Total Master Limited Partnership (Cost $1,079,657)	660,645

Principal Amount
	U.S. Government & Agency Securities (a) — 21.8%
	U.S. Treasury Bills
$50,000,000	0.00%, due 03/17/16	49,994,878
25,000,000	0.00%, due 03/31/16	24,995,313
42,000,000	0.00%, due 05/05/16	41,979,714
9,000,000	0.00%, due 05/26/16	8,993,177
	Total U.S. Government & Agency Securities (Cost $125,962,993)	125,963,082

	Repurchase Agreements (a)(b) — 6.7%
38,621,289	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $38,621,605	38,621,289
	Total Repurchase Agreements (Cost $38,621,289)	38,621,289

	Total Investment Securities (Cost $674,969,123) — 117.5%	677,840,978
	Liabilities in excess of other assets — (17.5)%	(101,043,472)
	Net Assets — 100.0%	$576,797,506

*                 Non-income producing security.

#                 Amount represents less than one share.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $218,069,247.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,964,412
Aggregate gross unrealized depreciation	(48,590,380)
Net unrealized appreciation	$1,374,032
Federal income tax cost of investments	$676,466,946

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$30,964,606	11/06/17	Bank of America, N.A.	0.68%	Dow Jones U.S. FinancialsSM Index	$(6,995,468)
62,205,815	11/06/17	Bank of America, N.A.	0.37%	iShares® U.S. Financials ETF	(8,193,956)
40,166,903	11/06/17	Citibank, N.A.	1.10%	Dow Jones U.S. FinancialsSM Index	(5,816,418)
27,590,898	11/06/17	Credit Suisse International	0.88%	Dow Jones U.S. FinancialsSM Index	(3,977,141)
239,243,384	11/06/17	Deutsche Bank AG	0.55%	Dow Jones U.S. FinancialsSM Index	(16,708,858)
24,330,084	01/08/18	Goldman Sachs International	0.90%	Dow Jones U.S. FinancialsSM Index	349,871
25,992,037	11/06/17	Morgan Stanley & Co. International PLC	0.68%	iShares® U.S. Financials ETF	(5,104,882)
30,909,773	11/06/17	Morgan Stanley & Co. International PLC	0.83%	Dow Jones U.S. FinancialsSM Index	(5,946,645)
129,400,940	11/06/17	Societe Generale	0.93%	Dow Jones U.S. FinancialsSM Index	(21,020,190)
31,134,593	11/06/17	UBS AG	0.68%	Dow Jones U.S. FinancialsSM Index	(30,776,009)
$641,939,033					$(104,189,696)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Gold Miners

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Investment Company — 32.4%
	Mutual Funds — 32.4%
66,178	Market Vectors Gold Miners ETF	$1,282,530
	Total Investment Company (Cost $933,087)	1,282,530

Principal Amount
	Repurchase Agreements (a) — 26.9%
$1,064,593	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,064,602	1,064,593
	Total Repurchase Agreements (Cost $1,064,593)	1,064,593

	Total Investment Securities (Cost $1,997,680) — 59.3%	2,347,123
	Other assets less liabilities — 40.7%	1,612,369
	Net Assets — 100.0%	$3,959,492

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$349,443
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$349,443
Federal income tax cost of investments	$1,997,680

Swap Agreements(2)

Ultra Gold Miners had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$2,286,253	11/07/16	Bank of America, N.A.	0.93%	Market Vectors Gold Miners ETF	$60,522
238,349	11/07/16	Deutsche Bank AG	0.85%	Market Vectors Gold Miners ETF	(182,895)
1,122,778	11/07/16	Goldman Sachs International	0.95%	Market Vectors Gold Miners ETF	341,809
630,393	11/07/16	Morgan Stanley & Co. International PLC	1.33%	Market Vectors Gold Miners ETF	23,000
73,151	11/07/16	Societe Generale	0.93%	Market Vectors Gold Miners ETF	22,976
2,276,331	11/07/16	UBS AG	0.88%	Market Vectors Gold Miners ETF	629,863
$6,627,255					$895,275

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Junior Miners
Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Investment Company — 32.9%
	Mutual Funds — 32.9%
56,196	Market Vectors Junior Gold Miners ETF	$1,459,410
	Total Investment Company (Cost $1,076,943)	1,459,410

Principal Amount
	Repurchase Agreements (a) — 26.7%
$1,182,112	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,182,121	1,182,112
	Total Repurchase Agreements (Cost $1,182,112)	1,182,112

	Total Investment Securities (Cost $2,259,055) — 59.6%	2,641,522
	Other assets less liabilities — 40.4%	1,793,287
	Net Assets — 100.0%	$4,434,809

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$382,467
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$382,467
Federal income tax cost of investments	$2,259,055

Swap Agreements(2)

Ultra Junior Miners had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$1,706,822	11/07/16	Bank of America, N.A.	0.93%	Market Vectors Junior Gold Miners ETF	$(28,842)
238,758	01/06/17	Deutsche Bank AG	0.90%	Market Vectors Junior Gold Miners ETF	(189,659)
2,280,384	11/07/16	Goldman Sachs International	0.75%	Market Vectors Junior Gold Miners ETF	624,094
955,451	01/06/17	Morgan Stanley & Co. International PLC	1.33%	Market Vectors Junior Gold Miners ETF	(70,989)
66,527	11/07/16	Societe Generale	0.93%	Market Vectors Junior Gold Miners ETF	16,352
2,162,620	11/07/16	UBS AG	0.88%	Market Vectors Junior Gold Miners ETF	559,549
$7,410,562					$910,505

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)         In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 76.5%
	Biotechnology — 16.3%
2,452	ACADIA Pharmaceuticals, Inc.*	$42,322
737	Agios Pharmaceuticals, Inc.*	28,264
6,286	Alexion Pharmaceuticals, Inc.*	885,069
4,188	Alkermes PLC*	135,147
2,056	Alnylam Pharmaceuticals, Inc.*	120,420
21,055	Amgen, Inc.	2,995,705
1,232	Anacor Pharmaceuticals, Inc.*	78,577
16,284	Baxalta, Inc.	627,260
6,217	Biogen, Inc.*	1,612,814
4,498	BioMarin Pharmaceutical, Inc.*	368,251
1,026	Bluebird Bio, Inc.*	47,422
21,927	Celgene Corp.*	2,210,899
2,020	Cepheid, Inc.*	59,954
940	Clovis Oncology, Inc.*	17,503
40,221	Gilead Sciences, Inc.	3,509,282
3,073	Halozyme Therapeutics, Inc.*	24,983
4,721	Incyte Corp.*	346,993
479	Intercept Pharmaceuticals, Inc.*	53,351
1,397	Intrexon Corp.*	43,237
3,353	Ionis Pharmaceuticals, Inc.*	115,880
1,968	Juno Therapeutics, Inc.*	69,215
1,174	Kite Pharma, Inc.*	52,501
7,523	MannKind Corp.*	7,749
4,568	Medivation, Inc.*	163,397
1,946	Myriad Genetics, Inc.*	68,110
2,211	Neurocrine Biosciences, Inc.*	81,321
7,531	Novavax, Inc.*	32,835
8,896	OPKO Health, Inc.*	82,733
1,558	Portola Pharmaceuticals, Inc.*	43,889
616	Puma Biotechnology, Inc.*	27,584
946	Radius Health, Inc.*	27,718
2,165	Regeneron Pharmaceuticals, Inc.*	831,403
2,995	Seattle Genetics, Inc.*	90,419
984	Ultragenyx Pharmaceutical, Inc.*	60,014
1,272	United Therapeutics Corp.*	155,108
6,857	Vertex Pharmaceuticals, Inc.*	586,205
		15,703,534
	Commercial Services & Supplies — 0.1%
2,008	Healthcare Services Group, Inc.	71,244

	Health Care Equipment & Supplies — 13.2%
41,633	Abbott Laboratories	1,612,862
1,085	Abiomed, Inc.*	86,811
2,408	Alere, Inc.*	128,346
2,020	Align Technology, Inc.*	133,381
15,264	Baxter International, Inc.	603,081
5,885	Becton, Dickinson and Co.	867,743
37,542	Boston Scientific Corp.*	637,463
2,062	C.R. Bard, Inc.	396,688
1,359	Cooper Cos., Inc. (The)	194,283
6,733	DENTSPLY International, Inc.	410,453
2,266	DexCom, Inc.*	147,426
6,019	Edwards Lifesciences Corp.*	523,653
1,419	Haemonetics Corp.*	45,522
1,303	Halyard Health, Inc.*	33,253
1,585	Hill-Rom Holdings, Inc.	73,465
6,870	Hologic, Inc.*	237,908
2,535	IDEXX Laboratories, Inc.*	185,461
1,040	Intuitive Surgical, Inc.*	585,582
39,239	Medtronic PLC	3,036,706
1,367	NuVasive, Inc.*	57,141
3,896	ResMed, Inc.	221,721
7,892	St. Jude Medical, Inc.	423,721
2,395	STERIS PLC	154,046
8,815	Stryker Corp.	880,442
1,160	Teleflex, Inc.	165,671
2,708	Varian Medical Systems, Inc.*	211,820
2,012	West Pharmaceutical Services, Inc.	124,784
4,994	Zimmer Biomet Holdings, Inc.	483,469
		12,662,902
	Health Care Providers & Services — 12.5%
1,936	Acadia Healthcare Co., Inc.*	107,274
9,735	Aetna, Inc.	1,057,513
1,506	Amsurg Corp.*	102,483
7,283	Anthem, Inc.	951,815
5,160	Brookdale Senior Living, Inc.*	74,149
3,324	Centene Corp.*	189,335
7,188	Cigna Corp.	1,003,517
3,299	Community Health Systems, Inc.*	49,881
4,655	DaVita HealthCare Partners, Inc.*	307,090
5,215	Envision Healthcare Holdings, Inc.*	114,678
18,876	Express Scripts Holding Co.*	1,328,493
8,761	HCA Holdings, Inc.*	606,349
2,154	Health Net, Inc.*	134,022
2,550	HealthSouth Corp.	89,836
2,318	Henry Schein, Inc.*	383,513
4,138	Humana, Inc.	732,302
2,821	Laboratory Corp. of America Holdings*	309,859
1,213	LifePoint Health, Inc.*	75,643
712	Magellan Health, Inc.*	44,845
2,625	MEDNAX, Inc.*	175,980
1,146	Molina Healthcare, Inc.*	71,098
1,759	Owens & Minor, Inc.	69,322
2,329	Patterson Cos., Inc.	101,172
3,998	Quest Diagnostics, Inc.	265,987
2,028	Team Health Holdings, Inc.*	90,388
2,780	Tenet Healthcare Corp.*	69,000
26,598	UnitedHealth Group, Inc.	3,167,822
2,542	Universal Health Services, Inc., Class B	280,560
1,231	WellCare Health Plans, Inc.*	110,630
		12,064,556
	Life Sciences Tools & Services — 3.0%
583	Bio-Rad Laboratories, Inc., Class A*	78,495
1,035	Bio-Techne Corp.	88,844
3,096	Bruker Corp.*	80,434
1,304	Charles River Laboratories International, Inc.*	95,753
4,088	Illumina, Inc.*	614,181
1,483	PAREXEL International Corp.*	87,037
2,680	Quintiles Transnational Holdings, Inc.*	168,063
11,135	Thermo Fisher Scientific, Inc.	1,438,531
2,278	Waters Corp.*	274,066
		2,925,404
	Pharmaceuticals — 31.4%
45,621	AbbVie, Inc.	2,491,363
2,236	Akorn, Inc.*	59,455
11,001	Allergan PLC*	3,191,500
46,556	Bristol-Myers Squibb Co.	2,883,213
2,747	Catalent, Inc.*	66,670
27,240	Eli Lilly & Co.	1,961,280
5,811	Endo International PLC*	242,958
4,042	Horizon Pharma PLC*	69,361
1,851	Impax Laboratories, Inc.*	60,509
2,295	Innoviva, Inc.	26,897
1,714	Jazz Pharmaceuticals PLC*	208,388
77,214	Johnson & Johnson	8,123,685
3,236	Mallinckrodt PLC*	210,437
77,959	Merck & Co., Inc.	3,914,321
11,525	Mylan N.V.*	519,432
1,029	Pacira Pharmaceuticals, Inc.*	53,518
4,088	Perrigo Co. PLC	516,110
172,271	Pfizer, Inc.	5,111,281

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
12,786	Zoetis, Inc.	$524,993
		30,235,371
	Total Common Stocks (Cost $81,191,579)	73,663,011

No. of Rights
	Right — 0.0%‡
5,189	Dyax Corp.*^(c)	5,760
	Total Right (Cost $—)	5,760

Principal Amount
	Repurchase Agreements (a)(b) — 7.0%
$6,783,861	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $6,783,916	6,783,861
	Total Repurchase Agreements (Cost $6,783,861)	6,783,861

	Total Investment Securities (Cost $87,975,440) — 83.5%	80,452,632
	Other assets less liabilities — 16.5%	15,872,853
	Net Assets — 100.0%	$96,325,485

*                 Non-income producing security.

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $5,760 or 0.01% of net assets.

‡                 Amount represents less than 0.05%.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $8,655,221.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)          Security has been deemed illiquid at February 29, 2016.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,660,497
Aggregate gross unrealized depreciation	(9,237,870)
Net unrealized depreciation	$(7,577,373)
Federal income tax cost of investments	$88,030,005

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$178,362	01/08/18	Bank of America, N.A.	0.32%	iShares® U.S. Healthcare ETF	$(13,755)
94,022,554	01/08/18	Bank of America, N.A.	0.63%	Dow Jones U.S. Health CareSM Index	3,895,285
427,047	01/08/18	Citibank, N.A.	0.70%	Dow Jones U.S. Health CareSM Index	(65,174)
7,119,212	11/07/16	Credit Suisse International	0.73%	Dow Jones U.S. Health CareSM Index	7,204,920
719,341	11/06/17	Deutsche Bank AG	0.20%	iShares® U.S. Healthcare ETF	(88,541)
2,698,534	11/06/17	Deutsche Bank AG	1.00%	Dow Jones U.S. Health CareSM Index	(93,032)
266,226	01/08/18	Goldman Sachs International	0.90%	Dow Jones U.S. Health CareSM Index	(20,570)
1,089,894	01/08/18	Goldman Sachs International	0.43%	iShares® U.S. Healthcare ETF	(1,836)
716,829	11/07/16	Morgan Stanley & Co. International PLC	0.73%	iShares® U.S. Healthcare ETF	11,551
5,031,486	01/06/17	Morgan Stanley & Co. International PLC	0.73%	Dow Jones U.S. Health CareSM Index	4,583,330
6,294,063	11/06/17	Societe Generale	0.83%	Dow Jones U.S. Health CareSM Index	(29,477)
770,874	11/06/17	UBS AG	0.73%	Dow Jones U.S. Health CareSM Index	(5,434)
$119,334,422					$15,377,267

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Homebuilders & Supplies

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 84.4%
	Building Products — 13.1%
231	American Woodmark Corp.*	$15,775
1,480	Builders FirstSource, Inc.*	11,736
682	Fortune Brands Home & Security, Inc.	34,250
238	Lennox International, Inc.	30,752
1,313	Masco Corp.	37,027
355	Masonite International Corp.*	20,416
680	Owens Corning	29,186
1,358	PGT, Inc.*	13,431
919	Quanex Building Products Corp.	15,825
601	Simpson Manufacturing Co., Inc.	20,398
494	Trex Co., Inc.*	21,276
296	Universal Forest Products, Inc.	22,709
1,023	USG Corp.*	21,790
		294,571
	Chemicals — 2.2%
182	Sherwin-Williams Co. (The)	49,231

	Construction Materials — 1.2%
430	Eagle Materials, Inc.	25,981

	Household Durables — 57.5%
1,165	Beazer Homes USA, Inc.*	8,528
2,323	CalAtlantic Group, Inc.	70,480
322	Cavco Industries, Inc.*	26,127
8,052	D.R. Horton, Inc.	215,149
621	Ethan Allen Interiors, Inc.	17,717
5,830	Hovnanian Enterprises, Inc., Class A*	8,803
3,244	KB Home	39,577
749	Leggett & Platt, Inc.	33,450
4,521	Lennar Corp., Class A	189,611
428	Lennar Corp., Class B	14,428
1,005	M/I Homes, Inc.*	17,658
1,437	MDC Holdings, Inc.	31,772
1,297	Meritage Homes Corp.*	42,114
215	Mohawk Industries, Inc.*	38,642
99	NVR, Inc.*	162,063
8,635	PulteGroup, Inc.	148,436
1,352	Taylor Morrison Home Corp., Class A*	18,806
4,439	Toll Brothers, Inc.*	121,850
1,354	TopBuild Corp.*	36,531
4,791	TRI Pointe Group, Inc.*	49,395
		1,291,137
	Paper & Forest Products — 1.0%
1,477	Louisiana-Pacific Corp.*	23,470

	Specialty Retail — 7.2%
702	Home Depot, Inc. (The)	87,132
927	Lowe’s Cos., Inc.	62,600
1,005	Lumber Liquidators Holdings, Inc.*	11,387
		161,119
	Trading Companies & Distributors — 2.2%
572	Beacon Roofing Supply, Inc.*	20,649
222	Watsco, Inc.	28,316
		48,965
	Total Common Stocks (Cost $2,119,381)	1,894,474

Principal Amount
	Repurchase Agreements (a)(b) — 28.9%
$649,744	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $649,749	649,744
	Total Repurchase Agreements (Cost $649,744)	649,744

	Total Investment Securities (Cost $2,769,125) — 113.3%	2,544,218
	Liabilities in excess of other assets — (13.3)%	(299,349)
	Net Assets — 100.0%	$2,244,869

*	Non-income producing security.
(a)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $541,102.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$62,696
Aggregate gross unrealized depreciation	(314,859)
Net unrealized depreciation	$(252,163)
Federal income tax cost of investments	$2,796,381

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Homebuilders & Supplies had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$151,974	11/06/17	Bank of America, N.A.	1.08%	Dow Jones U.S. Select Home Construction Index	$6,942
168,653	11/07/16	Deutsche Bank AG	0.85%	Dow Jones U.S. Select Home Construction Index	(79,060)
455,782	01/06/17	Morgan Stanley & Co. International PLC	0.73%	Dow Jones U.S. Select Home Construction Index	(43,944)
1,453,204	11/07/16	Societe Generale	0.83%	Dow Jones U.S. Select Home Construction Index	(212,760)
364,344	11/07/16	UBS AG	0.78%	Dow Jones U.S. Select Home Construction Index	(4,636)
$2,593,957					$(333,458)

(1)    Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 83.0%
	Aerospace & Defense — 16.6%
626	B/E Aerospace, Inc.	$27,306
3,774	Boeing Co. (The)	446,011
638	BWX Technologies, Inc.	20,352
274	Curtiss-Wright Corp.	19,342
390	DigitalGlobe, Inc.*	5,866
177	Esterline Technologies Corp.*	9,914
1,781	General Dynamics Corp.	242,697
566	Hexcel Corp.	23,393
4,619	Honeywell International, Inc.	468,136
282	Huntington Ingalls Industries, Inc.	36,959
316	KLX, Inc.*	8,845
470	L-3 Communications Holdings, Inc.	55,136
1,584	Lockheed Martin Corp.	341,811
200	Moog, Inc., Class A*	8,636
1,093	Northrop Grumman Corp.	210,096
353	Orbital ATK, Inc.	29,567
1,805	Raytheon Co.	223,549
788	Rockwell Collins, Inc.	69,005
757	Spirit AeroSystems Holdings, Inc., Class A*	34,822
212	Teledyne Technologies, Inc.*	18,058
1,640	Textron, Inc.	56,006
322	TransDigm Group, Inc.*	68,773
296	Triumph Group, Inc.	9,016
4,662	United Technologies Corp.	450,442
		2,883,738
	Air Freight & Logistics — 4.3%
861	C.H. Robinson Worldwide, Inc.	60,124
1,117	Expeditors International of Washington, Inc.	51,136
1,574	FedEx Corp.	215,449
214	Hub Group, Inc., Class A*	7,901
4,172	United Parcel Service, Inc., Class B	402,807
533	XPO Logistics, Inc.*	13,197
		750,614
	Building Products — 1.5%
449	A. O. Smith Corp.	31,601
575	Allegion PLC	36,225
289	Armstrong World Industries, Inc.*	11,713
957	Fortune Brands Home & Security, Inc.	48,061
240	Lennox International, Inc.	31,010
2,017	Masco Corp.	56,879
699	Owens Corning	30,001
541	USG Corp.*	11,523
		257,013
	Chemicals — 0.9%
474	Sherwin-Williams Co. (The)	128,217
438	Valspar Corp. (The)	34,269
		162,486
	Commercial Services & Supplies — 3.3%
988	ADT Corp. (The)	39,886
524	Cintas Corp.	44,011
314	Clean Harbors, Inc.*	13,377
798	Covanta Holding Corp.	11,116
295	Deluxe Corp.	16,936
224	Essendant, Inc.	6,601
190	MSA Safety, Inc.	8,297
1,251	R.R. Donnelley & Sons Co.	18,990
1,436	Republic Services, Inc.	65,625
509	Stericycle, Inc.*	57,990
354	Tetra Tech, Inc.	9,746
2,534	Tyco International PLC	89,146
733	Waste Connections, Inc.	45,204
2,489	Waste Management, Inc.	139,011
		565,936
	Construction & Engineering — 0.9%
907	AECOM*	24,906
566	Chicago Bridge & Iron Co. N.V.	18,984
376	EMCOR Group, Inc.	17,247
849	Fluor Corp.	39,088
735	Jacobs Engineering Group, Inc.*	28,408
865	KBR, Inc.	11,963
957	Quanta Services, Inc.*	19,417
		160,013
	Construction Materials — 0.9%
300	Eagle Materials, Inc.	18,126
396	Martin Marietta Materials, Inc.	56,478
799	Vulcan Materials Co.	78,725
		153,329
	Containers & Packaging — 2.9%
374	AptarGroup, Inc.	27,567
546	Avery Dennison Corp.	35,556
817	Ball Corp.	54,110
575	Bemis Co., Inc.	28,215
719	Berry Plastics Group, Inc.*	22,382
836	Crown Holdings, Inc.*	39,167
1,964	Graphic Packaging Holding Co.	24,216
2,485	International Paper Co.	88,714
964	Owens-Illinois, Inc.*	14,421
581	Packaging Corp. of America	28,178
1,183	Sealed Air Corp.	54,099
243	Silgan Holdings, Inc.	12,449
605	Sonoco Products Co.	26,439
1,541	WestRock Co.	52,040
		507,553
	Electrical Equipment — 3.8%
262	Acuity Brands, Inc.	54,871
1,426	AMETEK, Inc.	66,181
2,774	Eaton Corp. PLC	157,314
3,923	Emerson Electric Co.	191,560
266	EnerSys	13,662
403	Generac Holdings, Inc.*	14,000
326	Hubbell, Inc.	32,391
268	Regal Beloit Corp.	14,627
791	Rockwell Automation, Inc.	82,335
1,020	Sensata Technologies Holding N.V.*	34,792
		661,733
	Electronic Equipment, Instruments & Components — 3.3%
1,847	Amphenol Corp., Class A	98,020
170	Anixter International, Inc.*	7,281
561	Arrow Electronics, Inc.*	32,067
791	Avnet, Inc.	32,550
252	Belden, Inc.	13,802
508	Cognex Corp.	18,801
245	FEI Co.	19,904
828	FLIR Systems, Inc.	25,635
218	IPG Photonics Corp.*	17,976
227	Itron, Inc.*	9,044
1,134	Jabil Circuit, Inc.	23,644
1,019	Keysight Technologies, Inc.*	26,586
530	Knowles Corp.*	6,031
134	Littelfuse, Inc.	15,225
603	National Instruments Corp.	17,397
2,315	TE Connectivity Ltd.	131,770
1,501	Trimble Navigation Ltd.*	34,913
689	VeriFone Systems, Inc.*	16,460
812	Vishay Intertechnology, Inc.	9,614
312	Zebra Technologies Corp., Class A*	19,275
		575,995

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Industrial Conglomerates — 15.4%
3,690	3M Co.	$578,850
390	Carlisle Cos., Inc.	35,162
3,573	Danaher Corp.	318,962
56,562	General Electric Co.	1,648,217
604	Roper Technologies, Inc.	101,430
		2,682,621
	Internet Software & Services — 0.7%
195	CoStar Group, Inc.*	34,527
692	LinkedIn Corp., Class A*	81,095
		115,622
	IT Services — 10.0%
3,745	Accenture PLC, Class A	375,474
366	Alliance Data Systems Corp.*	76,908
2,764	Automatic Data Processing, Inc.	234,083
685	Booz Allen Hamilton Holding Corp.	18,906
711	Broadridge Financial Solutions, Inc.	39,908
585	Convergys Corp.	15,081
528	CoreLogic, Inc.*	18,263
301	Euronet Worldwide, Inc.*	19,727
1,663	Fidelity National Information Services, Inc.	96,870
1,078	First Data Corp., Class A*	13,475
1,370	Fiserv, Inc.*	131,013
464	FleetCor Technologies, Inc.*	59,248
931	Genpact Ltd.*	24,606
778	Global Payments, Inc.	47,419
479	Jack Henry & Associates, Inc.	39,393
392	MAXIMUS, Inc.	19,275
318	NeuStar, Inc., Class A*	7,909
1,923	Paychex, Inc.	98,823
6,663	PayPal Holdings, Inc.*	254,127
998	Sabre Corp.	27,096
1,014	Total System Services, Inc.	44,190
232	WEX, Inc.*	15,150
5,703	Xerox Corp.	54,806
		1,731,750
	Life Sciences Tools & Services — 0.9%
1,986	Agilent Technologies, Inc.	74,177
164	Mettler-Toledo International, Inc.*	51,645
671	PerkinElmer, Inc.	31,712
		157,534
	Machinery — 9.1%
358	Actuant Corp., Class A	8,381
441	AGCO Corp.	21,825
1,025	Allison Transmission Holdings, Inc.	24,272
3,489	Caterpillar, Inc.	236,205
299	CLARCOR, Inc.	14,394
603	Colfax Corp.*	15,262
296	Crane Co.	14,519
984	Cummins, Inc.	96,009
1,868	Deere & Co.	149,776
739	Donaldson Co., Inc.	20,869
929	Dover Corp.	56,465
784	Flowserve Corp.	32,944
335	Graco, Inc.	26,237
377	Hillenbrand, Inc.	10,601
459	IDEX Corp.	34,498
1,961	Illinois Tool Works, Inc.	184,824
1,564	Ingersoll-Rand PLC	86,896
536	ITT Corp.	18,899
584	Joy Global, Inc.	7,545
477	Kennametal, Inc.	9,602
395	Lincoln Electric Holdings, Inc.	21,555
819	Manitowoc Co., Inc. (The)	12,981
343	Mueller Industries, Inc.	8,994
396	Navistar International Corp.*	3,330
322	Nordson Corp.	23,078
448	Oshkosh Corp.	15,456
2,118	PACCAR, Inc.	109,077
815	Parker-Hannifin Corp.	82,478
1,080	Pentair PLC	51,527
245	SPX Corp.	2,889
246	SPX FLOW, Inc.*	4,608
650	Terex Corp.	14,547
433	Timken Co. (The)	12,916
328	Toro Co. (The)	26,142
916	Trinity Industries, Inc.	14,509
138	Valmont Industries, Inc.	15,601
578	Wabtec Corp.	40,807
341	Woodward, Inc.	16,010
1,075	Xylem, Inc.	40,216
		1,586,744
	Marine — 0.1%
324	Kirby Corp.*	18,342

	Multi-Utilities — 0.1%
1,170	MDU Resources Group, Inc.	21,306

	Paper & Forest Products — 0.1%
856	Louisiana-Pacific Corp.*	13,602

	Professional Services — 1.3%
251	Advisory Board Co. (The)*	7,402
198	CEB, Inc.	10,745
710	Equifax, Inc.	74,465
251	FTI Consulting, Inc.*	8,260
441	ManpowerGroup, Inc.	34,151
795	Robert Half International, Inc.	31,315
934	Verisk Analytics, Inc.*	68,033
		234,371
	Road & Rail — 4.9%
5,843	CSX Corp.	141,050
341	Genesee & Wyoming, Inc., Class A*	19,342
543	J.B. Hunt Transport Services, Inc.	41,426
654	Kansas City Southern	53,438
259	Landstar System, Inc.	15,333
1,789	Norfolk Southern Corp.	130,901
416	Old Dominion Freight Line, Inc.*	26,857
320	Ryder System, Inc.	18,150
5,119	Union Pacific Corp.	403,684
		850,181
	Trading Companies & Distributors — 1.8%
566	Air Lease Corp.	17,008
236	Applied Industrial Technologies, Inc.	9,086
1,736	Fastenal Co.	78,623
254	GATX Corp.	10,925
1,098	HD Supply Holdings, Inc.*	30,513
613	MRC Global, Inc.*	7,325
290	MSC Industrial Direct Co., Inc., Class A	20,178
642	NOW, Inc.*	10,388
556	United Rentals, Inc.*	28,673
346	W.W. Grainger, Inc.	75,047
154	Watsco, Inc.	19,643
252	WESCO International, Inc.*	11,101
		318,510

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Transportation Infrastructure — 0.2%
445	Macquarie Infrastructure Corp.	$27,167
	Total Common Stocks (Cost $16,181,388)	14,436,160

Principal Amount
	Repurchase Agreements (a)(b) — 7.0%
$1,212,759	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,212,768	1,212,759
	Total Repurchase Agreements (Cost $1,212,759)	1,212,759

	Total Investment Securities (Cost $17,394,147) — 90.0%	15,648,919
	Other assets less liabilities — 10.0%	1,738,038
	Net Assets — 100.0%	$17,386,957

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $6,403,361.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$278,996
Aggregate gross unrealized depreciation	(2,053,692)
Net unrealized depreciation	$(1,774,696)
Federal income tax cost of investments	$17,423,615

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$2,872,209	11/07/16	Bank of America, N.A.	0.32%	iShares® U.S. Industrials ETF	$256,070
9,820,748	11/06/17	Bank of America, N.A.	0.63%	Dow Jones U.S. IndustrialsSM Index	626,807
1,538,479	11/07/17	Citibank, N.A.	0.70%	Dow Jones U.S. IndustrialsSM Index	271,266
406,297	01/08/18	Credit Suisse International	0.73%	Dow Jones U.S. IndustrialsSM Index	21,792
167,419	01/06/17	Deutsche Bank AG	0.20%	iShares® U.S. Industrials ETF	9,609
995,303	11/06/17	Deutsche Bank AG	0.80%	Dow Jones U.S. IndustrialsSM Index	57,472
240,072	01/08/18	Goldman Sachs International	0.90%	Dow Jones U.S. IndustrialsSM Index	12,830
545,593	11/07/16	Morgan Stanley & Co. International PLC	0.68%	iShares® U.S. Industrials ETF	1,997
651,839	11/06/17	Morgan Stanley & Co. International PLC	0.73%	Dow Jones U.S. IndustrialsSM Index	34,962
2,080,856	01/08/18	Societe Generale	0.83%	Dow Jones U.S. IndustrialsSM Index	111,368
1,016,022	11/06/17	UBS AG	0.73%	Dow Jones U.S. IndustrialsSM Index	29,676
$20,334,837					$1,433,849

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 92.1%
	Electric Utilities — 0.4%
21,153	OGE Energy Corp.	$526,287

	Electrical Equipment — 0.1%
6,306	SolarCity Corp.*	116,219

	Energy Equipment & Services — 15.8%
7,356	Archrock, Inc.	29,350
6,164	Atwood Oceanics, Inc.	42,408
46,192	Baker Hughes, Inc.	1,980,251
3,701	Bristow Group, Inc.	56,292
20,244	Cameron International Corp.*	1,327,197
4,488	Core Laboratories N.V.	470,971
6,828	Diamond Offshore Drilling, Inc.	136,628
4,063	Dril-Quip, Inc.*	220,418
24,948	Ensco PLC, Class A	216,299
3,724	Exterran Corp.*	50,795
24,149	FMC Technologies, Inc.*	592,375
90,652	Halliburton Co.	2,926,247
11,417	Helmerich & Payne, Inc.	604,758
30,030	Nabors Industries Ltd.	215,015
39,801	National Oilwell Varco, Inc.	1,164,975
25,631	Noble Corp. PLC	213,506
10,364	Oceaneering International, Inc.	286,254
5,382	Oil States International, Inc.*	140,524
15,590	Patterson-UTI Energy, Inc.	242,269
13,221	Rowan Cos. PLC, Class A	176,104
133,582	Schlumberger Ltd.	9,580,501
15,967	Superior Energy Services, Inc.	164,141
36,217	Transocean Ltd.	313,277
5,655	U.S. Silica Holdings, Inc.	108,519
82,520	Weatherford International PLC*	528,128
		21,787,202
	Oil, Gas & Consumable Fuels — 75.4%
53,825	Anadarko Petroleum Corp.	2,042,659
8,217	Antero Resources Corp.*	187,758
40,041	Apache Corp.	1,532,769
43,840	Cabot Oil & Gas Corp.	882,499
40,880	California Resources Corp.	22,979
5,746	Carrizo Oil & Gas, Inc.*	123,539
25,002	Cheniere Energy, Inc.*	893,822
54,819	Chesapeake Energy Corp.	143,078
199,354	Chevron Corp.	16,634,098
10,016	Cimarex Energy Co.	841,644
35,567	Cobalt International Energy, Inc.*	94,608
41,217	Columbia Pipeline Group, Inc.	748,089
13,680	Concho Resources, Inc.*	1,234,483
130,779	ConocoPhillips	4,424,254
8,692	Continental Resources, Inc.*	201,481
37,197	Denbury Resources, Inc.	47,612
54,052	Devon Energy Corp.	1,063,743
7,499	Diamondback Energy, Inc.*	534,304
10,020	Energen Corp.	265,330
58,228	EOG Resources, Inc.	3,769,681
16,158	EQT Corp.	900,647
440,958	Exxon Mobil Corp.	35,342,784
11,466	Gulfport Energy Corp.*	275,184
27,680	Hess Corp.	1,206,848
19,374	HollyFrontier Corp.	655,229
193,825	Kinder Morgan, Inc.	3,506,294
71,739	Marathon Oil Corp.	588,977
56,455	Marathon Petroleum Corp.	1,933,584
17,128	Murphy Oil Corp.	294,259
17,122	Newfield Exploration Co.*	466,232
45,083	Noble Energy, Inc.	1,329,949
18,593	Oasis Petroleum, Inc.*	100,216
80,898	Occidental Petroleum Corp.	5,567,400
22,168	ONEOK, Inc.	532,032
10,340	PBF Energy, Inc., Class A	312,268
50,289	Phillips 66	3,992,444
17,094	Pioneer Natural Resources Co.	2,060,340
17,036	QEP Resources, Inc.	166,271
17,940	Range Resources Corp.	425,716
4,729	SemGroup Corp., Class A	89,851
7,200	SM Energy Co.	65,088
40,721	Southwestern Energy Co.*	235,367
71,119	Spectra Energy Corp.	2,076,675
17,250	Targa Resources Corp.	463,680
5,006	Teekay Corp.	40,048
12,752	Tesoro Corp.	1,028,831
16,233	Ultra Petroleum Corp.*	5,779
51,003	Valero Energy Corp.	3,064,260
7,343	Western Refining, Inc.	195,838
21,622	Whiting Petroleum Corp.*	86,704
72,271	Williams Cos., Inc. (The)	1,155,613
7,497	World Fuel Services Corp.	350,935
24,785	WPX Energy, Inc.*	101,866
		104,305,639
	Semiconductors & Semiconductor Equipment — 0.4%
8,017	First Solar, Inc.*	576,182
	Total Common Stocks (Cost $167,143,045)	127,311,529

Principal Amount
	U.S. Government & Agency Security (a) — 11.5%
	U.S. Treasury Bill
$16,000,000	0.00%, due 06/23/16	15,984,224
	Total U.S. Government & Agency Security (Cost $15,984,952)	15,984,224

	Repurchase Agreements (a)(b) — 8.2%
11,301,630	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $11,301,721	11,301,630
	Total Repurchase Agreements (Cost $11,301,630)	11,301,630

	Total Investment Securities (Cost $194,429,627) — 111.8%	154,597,383
	Liabilities in excess of other assets — (11.8%)	(16,320,941)
	Net Assets — 100.0%	$138,276,442

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $65,861,431.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$357,401
Aggregate gross unrealized depreciation	(40,599,865)
Net unrealized depreciation	$(40,242,464)
Federal income tax cost of investments	$194,839,847

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$3,652,725	11/06/17	Bank of America, N.A.	0.27%	iShares® U.S. Energy ETF	$(2,790,062)
9,935,813	04/08/16	Bank of America, N.A.	0.58%	Dow Jones U.S. Oil & GasSM Index	(3,614,672)
171,162	11/06/17	Citibank, N.A.	0.70%	Dow Jones U.S. Oil & GasSM Index	2,676
20,898,566	11/06/17	Credit Suisse International	0.73%	Dow Jones U.S. Oil & GasSM Index	(1,799,514)
8,245,941	11/06/17	Deutsche Bank AG	1.10%	Dow Jones U.S. Oil & GasSM Index	(1,286,440)
12,637,738	11/06/17	Deutsche Bank AG	0.20%	iShares® U.S. Energy ETF	(2,098,291)
241,683	11/06/17	Goldman Sachs International	0.43%	iShares® U.S. Energy ETF	(20,773)
1,851,695	11/06/17	Goldman Sachs International	0.90%	Dow Jones U.S. Oil & GasSM Index	(160,370)
342,145	11/07/16	Morgan Stanley & Co. International PLC	0.68%	iShares® U.S. Energy ETF	(1,155,265)
47,537,720	11/07/16	Morgan Stanley & Co. International PLC	0.73%	Dow Jones U.S. Oil & GasSM Index	(871,950)
4,783,439	04/08/16	Societe Generale	0.83%	Dow Jones U.S. Oil & GasSM Index	(1,464,413)
39,440,290	11/06/17	UBS AG	0.73%	Dow Jones U.S. Oil & GasSM Index	(2,512,991)
$149,738,917					$(17,772,065)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas Exploration & Production

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks — 94.0%
	Oil, Gas & Consumable Fuels — 94.0%
444	Alon USA Energy, Inc.	$4,378
316	Anadarko Petroleum Corp.	11,992
806	Antero Resources Corp.*	18,417
365	Apache Corp.	13,972
972	Cabot Oil & Gas Corp.	19,566
2,840	California Resources Corp.	1,596
986	Callon Petroleum Co.*	6,291
466	Carrizo Oil & Gas, Inc.*	10,019
3,763	Chesapeake Energy Corp.	9,821
181	Chevron Corp.	15,103
154	Cimarex Energy Co.	12,941
621	Clean Energy Fuels Corp.*	1,788
1,833	Cobalt International Energy, Inc.*	4,876
158	Concho Resources, Inc.*	14,258
325	ConocoPhillips	10,995
553	Continental Resources, Inc.*	12,819
126	CVR Energy, Inc.	2,980
512	Delek U.S. Holdings, Inc.	8,100
6,137	Denbury Resources, Inc.	7,855
467	Devon Energy Corp.	9,191
204	Diamondback Energy, Inc.*	14,535
321	Energen Corp.	8,500
209	EOG Resources, Inc.	13,531
312	EQT Corp.	17,391
211	Exxon Mobil Corp.	16,912
297	Green Plains, Inc.	4,039
735	Gulfport Energy Corp.*	17,640
310	Hess Corp.	13,516
360	HollyFrontier Corp.	12,175
599	Kosmos Energy Ltd.*	2,923
1,253	Laredo Petroleum, Inc.*	6,403
1,092	Marathon Oil Corp.	8,965
315	Marathon Petroleum Corp.	10,789
582	Matador Resources Co.*	9,393
732	Memorial Resource Development Corp.*	7,078
693	Murphy Oil Corp.	11,906
444	Newfield Exploration Co.*	12,090
480	Noble Energy, Inc.	14,160
1,767	Oasis Petroleum, Inc.*	9,524
237	Occidental Petroleum Corp.	16,310
836	Parsley Energy, Inc., Class A*	15,366
433	PBF Energy, Inc., Class A	13,077
280	PDC Energy, Inc.*	14,031
189	Phillips 66	15,005
112	Pioneer Natural Resources Co.	13,499
1,309	QEP Resources, Inc.	12,776
688	Range Resources Corp.	16,326
1,213	Rice Energy, Inc.*	11,111
610	RSP Permian, Inc.*	14,585
695	SM Energy Co.	6,283
2,653	Southwestern Energy Co.*	15,334
1,325	Stone Energy Corp.*	2,054
609	Synergy Resources Corp.*	3,806
156	Tesoro Corp.	12,586
2,457	Ultra Petroleum Corp.*	875
232	Valero Energy Corp.	13,939
400	Western Refining, Inc.	10,668
1,388	Whiting Petroleum Corp.*	5,566
131	World Fuel Services Corp.	6,132
2,423	WPX Energy, Inc.*	9,958
		637,715
	Total Common Stocks (Cost $1,023,230)	637,715

Principal Amount
	Repurchase Agreements (a) — 55.3%
$375,574	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $375,577	375,574
	Total Repurchase Agreements (Cost $375,574)	375,574

	Total Investment Securities (Cost $1,398,804) — 149.3%	1,013,289
	Liabilities in excess of other assets — (49.3%)	(334,638)
	Net Assets — 100.0%	$678,651

*                 Non-income producing security.

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,261
Aggregate gross unrealized depreciation	(437,179)
Net unrealized depreciation	$(434,918)
Federal income tax cost of investments	$1,448,207

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Oil & Gas Exploration & Production had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$30,994	11/06/17	Bank of America, N.A.	(0.07)%	S&P Oil & Gas Exploration & Production Select Industry Index	$1,072
276,074	11/07/16	Deutsche Bank AG	(1.30)%	S&P Oil & Gas Exploration & Production Select Industry Index	(140,090)
12,828	11/07/16	Goldman Sachs International	(1.35)%	SPDR S&P Oil & Gas Exploration & Production ETF	(7,058)
46,132	11/07/16	Morgan Stanley & Co. International PLC	(1.02)%	S&P Oil & Gas Exploration & Production Select Industry Index	(522,295)
59,842	01/06/17	Societe Generale	(0.77)%	S&P Oil & Gas Exploration & Production Select Industry Index	(116,644)
292,834	01/06/17	UBS AG	(1.07)%	S&P Oil & Gas Exploration & Production Select Industry Index	(113,231)
$718,704					$(898,246)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares			Value
		Common Stocks (a) — 72.4%
		Real Estate Investment Trusts — 70.4%
13,031		Alexandria Real Estate Equities, Inc.	$1,031,534
22,994		American Campus Communities, Inc.	1,006,447
62,273		American Capital Agency Corp.	1,125,273
32,908		American Homes 4 Rent, Class A	460,712
76,134		American Tower Corp.	7,019,555
170,368		Annaly Capital Management, Inc.	1,725,828
28,116		Apartment Investment & Management Co., Class A	1,029,327
28,063		Apple Hospitality REIT, Inc.	533,478
24,603		AvalonBay Communities, Inc.	4,222,859
16,755		Blackstone Mortgage Trust, Inc., Class A	414,519
27,605		Boston Properties, Inc.	3,150,835
31,491		Brandywine Realty Trust	387,654
30,581		Brixmor Property Group, Inc.	716,513
15,613		Camden Property Trust	1,166,916
15,063		Care Capital Properties, Inc.	399,320
27,275		CBL & Associates Properties, Inc.	314,481
33,974		Chimera Investment Corp.	442,681
20,174		Colony Capital, Inc., Class A	330,854
—	#	Colony Starwood Homes	9
22,354		Columbia Property Trust, Inc.	453,116
21,648		Communications Sales & Leasing, Inc.	408,065
16,992		Corporate Office Properties Trust	397,613
21,070		Corrections Corp. of America	609,555
36,657		Cousins Properties, Inc.	317,450
59,994		Crown Castle International Corp.	5,189,481
31,010		CubeSmart	927,199
27,825		CYS Investments, Inc.	218,148
15,876		DCT Industrial Trust, Inc.	574,552
54,675		DDR Corp.	914,713
36,082		DiamondRock Hospitality Co.	321,130
26,305		Digital Realty Trust, Inc.	2,079,936
25,063		Douglas Emmett, Inc.	672,691
62,059		Duke Realty Corp.	1,283,380
11,756		DuPont Fabros Technology, Inc.	419,101
5,780		EastGroup Properties, Inc.	313,449
11,338		EPR Properties	705,564
12,319		Equinix, Inc.	3,741,157
22,710		Equity Commonwealth*	604,767
14,395		Equity LifeStyle Properties, Inc.	1,009,953
65,474		Equity Residential	4,877,158
11,870		Essex Property Trust, Inc.	2,484,154
22,191		Extra Space Storage, Inc.	1,822,991
12,478		Federal Realty Investment Trust	1,847,493
38,978		Forest City Realty Trust, Inc., Class A*	726,940
6,919		Four Corners Property Trust, Inc.	113,541
16,563		Gaming and Leisure Properties, Inc.	433,785
104,662		General Growth Properties, Inc.	2,880,298
13,257		GEO Group, Inc. (The)	384,983
17,394		Hatteras Financial Corp.	239,167
83,589		HCP, Inc.	2,472,563
18,090		Healthcare Realty Trust, Inc.	524,791
22,835		Healthcare Trust of America, Inc., Class A	635,041
17,134		Highwoods Properties, Inc.	746,186
27,240		Hospitality Properties Trust	661,387
135,098		Host Hotels & Resorts, Inc.	2,068,350
21,472		Invesco Mortgage Capital, Inc.	242,848
34,538		Iron Mountain, Inc.	1,014,726
16,565		Kilroy Realty Corp.	898,983
74,290		Kimco Realty Corp.	1,987,257
14,977		Kite Realty Group Trust	403,181
14,736		Lamar Advertising Co., Class A	841,868
20,299		LaSalle Hotel Properties	494,281
38,069		Lexington Realty Trust	294,654
26,561		Liberty Property Trust	767,082
24,190		Macerich Co. (The)	1,912,945
16,053		Mack-Cali Realty Corp.	319,455
42,750		Medical Properties Trust, Inc.	494,617
66,584		MFA Financial, Inc.	453,437
13,549		Mid-America Apartment Communities, Inc.	1,218,597
24,474		National Retail Properties, Inc.	1,076,367
41,424		New Residential Investment Corp.	485,075
11,324		NorthStar Realty Europe Corp.	110,522
33,966		NorthStar Realty Finance Corp.	424,235
29,586		Omega Healthcare Investors, Inc.	948,527
24,728		Outfront Media, Inc.	505,688
30,119		Paramount Group, Inc.	455,399
12,917		Pebblebrook Hotel Trust	350,826
26,154		Piedmont Office Realty Trust, Inc., Class A	480,449
9,729		Post Properties, Inc.	542,197
7,312		Potlatch Corp.	193,329
94,242		Prologis, Inc.	3,624,547
26,456		Public Storage	6,600,507
22,244		Rayonier, Inc.	485,587
44,864		Realty Income Corp.	2,626,339
15,200		Redwood Trust, Inc.	180,728
16,925		Regency Centers Corp.	1,194,566
42,647		Retail Properties of America, Inc., Class A	626,484
22,599		RLJ Lodging Trust	473,901
9,218		Ryman Hospitality Properties, Inc.	441,266
42,684		Senior Housing Properties Trust	666,297
55,615		Simon Property Group, Inc.	10,551,834
17,921		SL Green Realty Corp.	1,580,274
6,915		Sovran Self Storage, Inc.	736,033
79,338		Spirit Realty Capital, Inc.	848,123
42,721		Starwood Property Trust, Inc.	749,326
10,389		Sun Communities, Inc.	701,569
38,713		Sunstone Hotel Investors, Inc.	499,398
17,029		Tanger Factory Outlet Centers, Inc.	546,290
10,827		Taubman Centers, Inc.	766,768
65,437		Two Harbors Investment Corp.	507,137
47,096		UDR, Inc.	1,616,806
16,598		Urban Edge Properties	403,663
59,852		Ventas, Inc.	3,331,961
162,662		VEREIT, Inc.	1,304,549
31,856		Vornado Realty Trust	2,751,084
12,255		Washington Real Estate Investment Trust	317,037
20,496		Weingarten Realty Investors	722,074
63,608		Welltower, Inc.	4,056,918
141,648		Weyerhaeuser Co.	3,680,015
17,452		WP Carey, Inc.	989,354
33,308		WP Glimcher, Inc.	287,781
20,072		Xenia Hotels & Resorts, Inc.	307,503
			140,650,907
		Real Estate Management & Development — 2.0%
8,258		Alexander & Baldwin, Inc.	276,808
52,256		CBRE Group, Inc., Class A*	1,327,825
6,425		Howard Hughes Corp. (The)*	596,176
8,096		Jones Lang LaSalle, Inc.	826,359
26,370		Realogy Holdings Corp.*	843,049
13,608		St. Joe Co. (The)*	206,978
			4,077,195
		Total Common Stocks (Cost $156,171,524)	144,728,102

Principal Amount
	U.S. Government & Agency Security (a) — 2.5%
	U.S. Treasury Bill
$5,000,000	0.00%, due 03/17/16	4,999,633
	Total U.S. Government & Agency Security (Cost $4,999,633)	4,999,633

See accompanying notes to schedules of portfolio investments.

Principal Amount		Value
	Repurchase Agreements (a)(b) — 3.1%
$6,104,524	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $6,104,574	$6,104,524
	Total Repurchase Agreements (Cost $6,104,524)	6,104,524

	Total Investment Securities (Cost $167,275,681) — 78.0%	155,832,259
	Other assets less liabilities — 22.0%	43,852,988
	Net Assets — 100.0%	$199,685,247

*                 Non-income producing security.

#                 Amount represents less than one share.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $51,360,683.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,227,257
Aggregate gross unrealized depreciation	(15,150,388)
Net unrealized depreciation	$(10,923,131)
Federal income tax cost of investments	$166,755,390

Swap Agreements

Ultra Real Estate had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$6,168,718	11/06/17	Bank of America, N.A.	0.83%	Dow Jones U.S. Real EstateSM Index	$249,926
43,995,590	01/06/17	Bank of America, N.A.	0.42%	iShares® U.S. Real Estate ETF	4,767,460
13,469,355	01/06/17	Citibank, N.A.	1.10%	Dow Jones U.S. Real EstateSM Index	10,073,577
8,331,969	01/08/18	Credit Suisse International	0.73%	Dow Jones U.S. Real EstateSM Index	(407)
3,713,286	11/06/17	Deutsche Bank AG	0.30%	iShares® U.S. Real Estate ETF	(84,355)
18,120,967	11/06/17	Deutsche Bank AG	0.50%	Dow Jones U.S. Real EstateSM Index	663,344
7,405,876	01/08/18	Goldman Sachs International	0.43%	iShares® U.S. Real Estate ETF	(1,738)
10,233,461	11/07/16	Goldman Sachs International	0.90%	Dow Jones U.S. Real EstateSM Index	9,143,911
5,008,168	11/06/17	Morgan Stanley & Co. International PLC	0.63%	Dow Jones U.S. Real EstateSM Index	(136,494)
8,288,998	01/08/18	Morgan Stanley & Co. International PLC	(0.07)%	iShares® U.S. Real Estate ETF	401,656
15,529,384	11/07/16	Societe Generale	0.88%	Dow Jones U.S. Real EstateSM Index	8,952,854
114,855,713	11/06/17	UBS AG	0.63%	Dow Jones U.S. Real EstateSM Index	7,822,628
$255,121,485					$41,852,362

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P Regional Banking

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 90.6%
	Banks — 90.6%
547	Ameris Bancorp	$14,764
3,095	Associated Banc-Corp	53,234
2,060	BancorpSouth, Inc.	41,035
629	Bank of Hawaii Corp.	39,942
2,183	Bank of the Ozarks, Inc.	82,605
2,440	BankUnited, Inc.	78,373
417	Banner Corp.	16,559
8,489	BB&T Corp.	273,006
1,351	BBCN Bancorp, Inc.	19,333
697	BOK Financial Corp.	34,062
1,634	Boston Private Financial Holdings, Inc.	17,255
433	Capital Bank Financial Corp., Class A	12,752
425	Cardinal Financial Corp.	8,186
1,708	Cathay General Bancorp	45,587
676	Central Pacific Financial Corp.	13,473
5,020	CIT Group, Inc.	149,646
12,202	Citizens Financial Group, Inc.	234,644
707	Columbia Banking System, Inc.	20,383
1,609	Commerce Bancshares, Inc./MO	68,350
492	Community Bank System, Inc.	18,219
1,629	Cullen/Frost Bankers, Inc.	78,078
468	Customers Bancorp, Inc.*	10,600
1,591	CVB Financial Corp.	24,708
2,938	East West Bancorp, Inc.	88,052
15,854	Fifth Third Bancorp	241,932
2,795	First BanCorp./Puerto Rico*	7,491
54	First Citizens BancShares, Inc., Class A	12,643
895	First Commonwealth Financial Corp.	7,688
657	First Financial Bancorp	11,018
561	First Financial Bankshares, Inc.	14,816
7,721	First Horizon National Corp.	92,806
309	First Interstate BancSystem, Inc., Class A	8,281
1,478	First Midwest Bancorp, Inc./IL	24,683
405	First NBC Bank Holding Co.*	9,550
11,244	First Niagara Financial Group, Inc.	103,895
2,474	First Republic Bank/CA	152,250
3,729	FirstMerit Corp.	73,200
3,366	FNB Corp./PA	41,335
3,766	Fulton Financial Corp.	47,489
1,130	Glacier Bancorp, Inc.	26,917
1,134	Great Western Bancorp, Inc.	27,908
2,168	Hancock Holding Co.	50,016
701	Hanmi Financial Corp.	14,602
1,046	Hilltop Holdings, Inc.*	17,447
783	Home BancShares, Inc./AR	30,944
28,880	Huntington Bancshares, Inc./OH	252,700
660	IBERIABANK Corp.	31,469
295	Independent Bank Corp./MA	12,744
545	International Bancshares Corp.	12,290
8,627	Investors Bancorp, Inc.	97,658
24,528	KeyCorp	258,770
862	LegacyTexas Financial Group, Inc.	15,301
2,595	M&T Bank Corp.	266,117
1,252	MB Financial, Inc.	38,211
468	National Bank Holdings Corp., Class A	9,051
2,884	National Penn Bancshares, Inc.	32,099
386	NBT Bancorp, Inc.	9,959
2,486	OFG Bancorp	14,469
2,121	Old National Bancorp/IN	23,670
283	Opus Bank	9,130
2,352	PacWest Bancorp	75,687
11,302	People’s United Financial, Inc.	165,122
539	Pinnacle Financial Partners, Inc.	24,993
3,383	PNC Financial Services Group, Inc. (The)	275,072
2,630	Popular, Inc.	69,695
1,701	PrivateBancorp, Inc.	58,446
1,312	Prosperity Bancshares, Inc.	53,070
33,349	Regions Financial Corp.	250,784
1,313	Signature Bank/NY*	170,099
464	Simmons First National Corp., Class A	19,112
280	Southside Bancshares, Inc.	6,558
350	State Bank Financial Corp.	6,552
2,402	Sterling Bancorp/DE	34,613
7,477	SunTrust Banks, Inc.	248,087
1,619	SVB Financial Group*	143,848
3,458	Synovus Financial Corp.	91,948
905	Talmer Bancorp, Inc., Class A	15,204
4,063	TCF Financial Corp.	46,074
1,213	Texas Capital Bancshares, Inc.*	39,216
1,459	Trustmark Corp.	31,923
577	UMB Financial Corp.	28,336
5,354	Umpqua Holdings Corp.	80,524
1,026	United Bankshares, Inc./WV	35,951
1,069	United Community Banks, Inc./GA	18,504
5,773	Valley National Bancorp	51,957
2,255	Webster Financial Corp.	75,791
471	Westamerica Bancorp.	21,190
2,399	Western Alliance Bancorp.*	71,298
1,379	Wilshire Bancorp, Inc.	13,569
992	Wintrust Financial Corp.	42,160
8,277	Zions Bancorp.	176,466
		5,985,244
	Total Common Stocks (Cost $7,127,144)	5,985,244

Principal Amount
	Repurchase Agreements (a)(b) — 24.3%
$1,605,934	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $1,605,947	1,605,934
	Total Repurchase Agreements (Cost $1,605,934)	1,605,934

	Total Investment Securities (Cost $8,733,078) — 114.9%	7,591,178
	Liabilities in excess of other assets — (14.9%)	(982,058)
	Net Assets — 100.0%	$6,609,120

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $2,335,247.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,762
Aggregate gross unrealized depreciation	(1,251,101)
Net unrealized depreciation	$(1,235,339)
Federal income tax cost of investments	$8,826,517

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra S&P Regional Banking had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$987,112	11/07/16	Bank of America, N.A.	0.33%	S&P Regional Banks Select Industry Index	$(346,473)
343,012	11/07/16	Deutsche Bank AG	0.40%	S&P Regional Banks Select Industry Index	(69,145)
1,297,834	11/07/16	Morgan Stanley & Co. International PLC	0.43%	S&P Regional Banks Select Industry Index	(110,892)
4,336,860	05/08/17	Societe Generale	0.83%	S&P Regional Banks Select Industry Index	(491,243)
300,416	11/07/16	UBS AG	0.78%	S&P Regional Banks Select Industry Index	32,773
$7,265,234					$(984,980)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 85.0%
	Communications Equipment — 0.7%
4,506	Infinera Corp.*	$70,699
1,141	InterDigital, Inc.	56,742
		127,441
	Semiconductors & Semiconductor Equipment — 84.3%
20,631	Advanced Micro Devices, Inc.*	44,150
10,059	Analog Devices, Inc.	533,026
37,041	Applied Materials, Inc.	698,964
13,548	Atmel Corp.	109,468
12,534	Broadcom Ltd.	1,679,180
1,803	Cavium, Inc.*	107,260
3,322	Cree, Inc.*	105,440
10,760	Cypress Semiconductor Corp.*	85,865
3,655	Fairchild Semiconductor International, Inc.*	73,319
4,364	Integrated Device Technology, Inc.*	84,749
152,111	Intel Corp.	4,500,964
5,027	KLA-Tencor Corp.	340,529
5,106	Lam Research Corp.	374,270
7,709	Linear Technology Corp.	336,267
15,183	Marvell Technology Group Ltd.	144,998
9,161	Maxim Integrated Products, Inc.	310,191
6,547	Microchip Technology, Inc.	291,276
34,998	Micron Technology, Inc.*	372,029
3,577	Microsemi Corp.*	123,872
16,475	NVIDIA Corp.	516,656
13,303	ON Semiconductor Corp.*	111,612
4,162	Qorvo, Inc.*	187,623
48,450	QUALCOMM, Inc.	2,460,776
2,092	Semtech Corp.*	40,083
1,246	Silicon Laboratories, Inc.*	51,398
6,162	Skyworks Solutions, Inc.	409,465
10,209	SunEdison, Inc.*	20,214
1,168	Synaptics, Inc.*	94,853
6,625	Teradyne, Inc.	126,405
32,698	Texas Instruments, Inc.	1,733,648
8,283	Xilinx, Inc.	391,123
		16,459,673
	Total Common Stocks (Cost $18,398,959)	16,587,114

Principal Amount
	Repurchase Agreements (a)(b) — 25.3%
$4,949,840	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $4,949,881	4,949,840
	Total Repurchase Agreements (Cost $4,949,840)	4,949,840

	Total Investment Securities (Cost $23,348,799) — 110.3%	21,536,954
	Liabilities in excess of other assets — (10.3%)	(2,009,012)
	Net Assets — 100.0%	$19,527,942

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $5,605,915.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,570
Aggregate gross unrealized depreciation	(2,120,223)
Net unrealized depreciation	$(2,090,653)
Federal income tax cost of investments	$23,627,607

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$2,859,100	11/07/16	Bank of America, N.A.	0.73%	Dow Jones U.S. SemiconductorsSM Index	$34,039
376,019	11/06/17	Credit Suisse International	0.73%	Dow Jones U.S. SemiconductorsSM Index	(46,539)
11,613,054	11/06/17	Deutsche Bank AG	0.70%	Dow Jones U.S. SemiconductorsSM Index	(1,349,886)
4,250,213	11/07/16	Morgan Stanley & Co. International PLC	0.73%	Dow Jones U.S. SemiconductorsSM Index	(648,236)
2,847,957	11/07/16	Societe Generale	0.83%	Dow Jones U.S. SemiconductorsSM Index	(144,233)
498,558	11/06/17	UBS AG	0.78%	Dow Jones U.S. SemiconductorsSM Index	(61,770)
$22,444,901					$(2,216,625)

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 79.8%
	Commercial Services & Supplies — 0.1%
4,550	Pitney Bowes, Inc.	$82,446
	Communications Equipment — 5.3%
815	Arista Networks, Inc.*	55,860
4,100	ARRIS International PLC*	97,949
9,574	Brocade Communications Systems, Inc.	95,070
2,927	Ciena Corp.*	60,003
117,222	Cisco Systems, Inc.	3,068,872
2,907	CommScope Holding Co., Inc.*	73,227
1,038	EchoStar Corp., Class A*	46,399
1,626	F5 Networks, Inc.*	156,372
2,463	Finisar Corp.*	35,910
2,874	Harris Corp.	224,229
3,227	Infinera Corp.*	50,632
820	InterDigital, Inc.	40,779
8,198	Juniper Networks, Inc.	202,491
1,088	Lumentum Holdings, Inc.*	26,145
3,711	Motorola Solutions, Inc.	272,721
2,289	NetScout Systems, Inc.*	47,314
1,686	Palo Alto Networks, Inc.*	244,116
780	Plantronics, Inc.	29,250
3,060	Polycom, Inc.*	31,855
1,028	ViaSat, Inc.*	75,054
5,359	Viavi Solutions, Inc.*	34,994
		4,969,242
	Electronic Equipment, Instruments & Components — 0.9%
3,456	CDW Corp.	136,788
25,702	Corning, Inc.	470,347
3,597	Ingram Micro, Inc., Class A	128,773
810	Tech Data Corp.*	57,032
		792,940
	Health Care Technology — 0.7%
4,365	Allscripts Healthcare Solutions, Inc.*	54,650
897	athenahealth, Inc.*	115,776
7,032	Cerner Corp.*	359,054
3,413	IMS Health Holdings, Inc.*	87,987
1,277	Medidata Solutions, Inc.*	44,056
		661,523
	Household Durables — 0.1%
2,727	Garmin Ltd.	110,471

	Internet & Catalog Retail — 0.0%‡
1	Expedia, Inc.	104

	Internet Software & Services — 18.6%
4,110	Akamai Technologies, Inc.*	221,817
6,728	Alphabet, Inc., Class A*	4,825,456
6,862	Alphabet, Inc., Class C*	4,788,098
777	Demandware, Inc.*	26,954
25,509	eBay, Inc.*	607,114
52,431	Facebook, Inc., Class A*	5,605,923
1,782	IAC/InterActiveCorp	79,156
1,066	j2 Global, Inc.	77,903
4,636	Pandora Media, Inc.*	47,380
2,642	Rackspace Hosting, Inc.*	56,882
13,723	Twitter, Inc.*	248,661
2,264	VeriSign, Inc.*	191,285
20,063	Yahoo!, Inc.*	637,803
1,024	Zillow Group, Inc., Class A*	23,706
2,399	Zillow Group, Inc., Class C*	51,818
		17,489,956
	IT Services — 4.9%
3,546	Amdocs Ltd.	201,271
559	CACI International, Inc., Class A*	54,011
14,044	Cognizant Technology Solutions Corp., Class A*	800,227
3,208	Computer Sciences Corp.	92,422
3,180	CSRA, Inc.	82,521
750	DST Systems, Inc.	78,435
970	EPAM Systems, Inc.*	66,329
1,915	Gartner, Inc.*	157,796
20,612	International Business Machines Corp.	2,700,790
1,484	Leidos Holdings, Inc.	64,138
955	Science Applications International Corp.	42,641
3,069	Teradata Corp.*	76,572
3,608	Vantiv, Inc., Class A*	187,760
		4,604,913
	Semiconductors & Semiconductor Equipment — 12.6%
14,780	Advanced Micro Devices, Inc.*	31,629
7,209	Analog Devices, Inc.	382,005
26,536	Applied Materials, Inc.	500,734
9,706	Atmel Corp.	78,425
9,032	Broadcom Ltd.	1,210,017
1,292	Cavium, Inc.*	76,861
2,379	Cree, Inc.*	75,510
7,709	Cypress Semiconductor Corp.*	61,518
2,619	Fairchild Semiconductor International, Inc.*	52,537
3,127	Integrated Device Technology, Inc.*	60,726
108,977	Intel Corp.	3,224,629
3,600	KLA-Tencor Corp.	243,864
3,659	Lam Research Corp.	268,205
5,523	Linear Technology Corp.	240,913
10,875	Marvell Technology Group Ltd.	103,856
6,565	Maxim Integrated Products, Inc.	222,291
4,689	Microchip Technology, Inc.	208,614
25,071	Micron Technology, Inc.*	266,505
2,561	Microsemi Corp.*	88,687
11,803	NVIDIA Corp.	370,142
9,531	ON Semiconductor Corp.*	79,965
2,982	Qorvo, Inc.*	134,429
34,714	QUALCOMM, Inc.	1,763,124
1,501	Semtech Corp.*	28,759
893	Silicon Laboratories, Inc.*	36,836
4,414	Skyworks Solutions, Inc.	293,310
7,312	SunEdison, Inc.*	14,478
834	Synaptics, Inc.*	67,729
4,744	Teradyne, Inc.	90,516
23,425	Texas Instruments, Inc.	1,241,994
5,933	Xilinx, Inc.	280,156
		11,798,964
	Software — 19.8%
2,732	ACI Worldwide, Inc.*	50,979
11,518	Adobe Systems, Inc.*	980,758
2,055	ANSYS, Inc.*	170,606
1,925	Aspen Technology, Inc.*	63,467
5,223	Autodesk, Inc.*	270,238
1,066	Blackbaud, Inc.	60,261
6,833	CA, Inc.	200,139
6,872	Cadence Design Systems, Inc.*	148,092
3,683	CDK Global, Inc.	165,330
3,550	Citrix Systems, Inc.*	250,807
975	CommVault Systems, Inc.*	36,533
717	Fair Isaac Corp.	71,356
3,301	FireEye, Inc.*	55,919
3,383	Fortinet, Inc.*	96,077
1,649	Guidewire Software, Inc.*	81,180
6,099	Intuit, Inc.	589,407

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
1,688	Manhattan Associates, Inc.*	$93,279
2,308	Mentor Graphics Corp.	44,083
184,466	Microsoft Corp.	9,385,630
865	NetSuite, Inc.*	52,263
5,722	Nuance Communications, Inc.*	111,636
73,934	Oracle Corp.	2,719,293
932	Proofpoint, Inc.*	43,655
2,643	PTC, Inc.*	81,695
2,149	Qlik Technologies, Inc.*	49,900
4,219	Red Hat, Inc.*	275,712
14,414	salesforce.com, Inc.*	976,548
3,449	ServiceNow, Inc.*	189,661
1,550	Solera Holdings, Inc.	86,335
2,968	Splunk, Inc.*	129,405
1,854	SS&C Technologies Holdings, Inc.	108,070
15,600	Symantec Corp.	301,236
3,600	Synopsys, Inc.*	161,100
1,216	Tableau Software, Inc., Class A*	55,510
749	Tyler Technologies, Inc.*	90,120
661	Ultimate Software Group, Inc. (The)*	113,533
1,437	Verint Systems, Inc.*	51,057
1,788	VMware, Inc., Class A*	90,276
2,560	Workday, Inc., Class A*	154,752
		18,655,898
	Technology Hardware, Storage & Peripherals — 16.8%
2,459	3D Systems Corp.*	26,237
128,753	Apple, Inc.	12,449,128
1,497	Diebold, Inc.	37,155
1,101	Electronics For Imaging, Inc.*	43,611
44,773	EMC Corp.	1,169,918
41,527	Hewlett Packard Enterprise Co.	551,063
41,713	HP, Inc.	445,912
1,428	Lexmark International, Inc., Class A	44,297
2,854	NCR Corp.*	66,669
6,751	NetApp, Inc.	167,695
4,638	SanDisk Corp.	335,142
6,905	Seagate Technology PLC	216,541
5,352	Western Digital Corp.	232,973
		15,786,341
	Total Common Stocks (Cost $83,220,274)	74,952,798

Principal Amount
	Repurchase Agreements (a)(b) — 8.0%
$7,549,486	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $7,549,548	7,549,486
	Total Repurchase Agreements (Cost $7,549,486)	7,549,486

	Total Investment Securities (Cost $90,769,760) — 87.8%	82,502,284
	Other assets less liabilities — 12.2%	11,514,671
	Net Assets — 100.0%	$94,016,955

*                 Non-income producing security.

‡                 Amount represents less than 0.05%.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $15,671,601.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,772,565
Aggregate gross unrealized depreciation	(10,163,911)
Net unrealized depreciation	$(8,391,346)
Federal income tax cost of investments	$90,893,630

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$623,716	01/08/18	Bank of America, N.A.	0.73%	Dow Jones U.S. TechnologySM Index	$80,023
4,908,095	01/08/18	Bank of America, N.A.	0.37%	iShares® U.S. Technology ETF	5,483
6,177,680	11/06/17	Citibank, N.A.	0.70%	Dow Jones U.S. TechnologySM Index	381,738
5,031,503	01/08/18	Credit Suisse International	0.73%	Dow Jones U.S. TechnologySM Index	221,883
62,958,999	01/08/18	Deutsche Bank AG	0.60%	Dow Jones U.S. TechnologySM Index	3,284,575
3,832,744	11/07/16	Goldman Sachs International	0.90%	Dow Jones U.S. TechnologySM Index	3,081,105
6,818,865	01/08/18	Goldman Sachs International	0.43%	iShares® U.S. Technology ETF	391,535
4,318,869	01/08/18	Morgan Stanley & Co. International PLC	0.73%	Dow Jones U.S. TechnologySM Index	187,510
11,342,655	01/06/17	Morgan Stanley & Co. International PLC	0.68%	iShares® U.S. Technology ETF	2,181,498
5,218,359	01/08/18	Societe Generale	0.83%	Dow Jones U.S. TechnologySM Index	247,008
1,897,485	01/08/18	UBS AG	0.73%	Dow Jones U.S. TechnologySM Index	210,008
$113,128,970					$10,272,366

(1)         Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 81.6%
	Communications Equipment — 2.1%

9,700	Ruckus Wireless, Inc.*	$93,896

	Diversified Telecommunication Services — 60.1%

9,743	8x8, Inc.*	113,311
11,587	AT&T, Inc.	428,140
1,338	Atlantic Tele-Network, Inc.	96,256
7,792	CenturyLink, Inc.	238,357
27,528	Cincinnati Bell, Inc.*	95,247
5,113	Consolidated Communications Holdings, Inc.	119,593
33,470	Frontier Communications Corp.	181,073
4,654	General Communication, Inc., Class A*	88,845
50,403	Globalstar, Inc.*	78,629
10,013	inContact, Inc.*	92,820
12,262	Iridium Communications, Inc.*	84,976
3,950	Level 3 Communications, Inc.*	191,772
1,916	SBA Communications Corp., Class A*	181,809
8,347	Verizon Communications, Inc.	423,443
18,468	Vonage Holdings Corp.*	99,173
15,392	Windstream Holdings, Inc.	115,748
		2,629,192
	Wireless Telecommunication Services — 19.4%

18,503	NII Holdings, Inc.*	98,251
4,712	Shenandoah Telecommunications Co.	113,842
4,849	Spok Holdings, Inc.	85,924
37,576	Sprint Corp.*	129,261
4,997	Telephone & Data Systems, Inc.	133,520
5,215	T-Mobile US, Inc.*	193,477
2,270	United States Cellular Corp.*	93,978
		848,253
	Total Common Stocks (Cost $3,453,998)	3,571,341

No. of Rights
	Right — 0.4%
6,893	Leap Wireless International, Inc.*^(c)	17,370
		17,370
	Total Right (Cost $—)	17,370

Principal Amount
	Repurchase Agreements (a)(b) — 7.8%
$342,737	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $342,740	342,737
	Total Repurchase Agreements (Cost $342,737)	342,737

	Total Investment Securities (Cost $3,796,735) — 89.8%	3,931,448
	Other assets less liabilities — 10.2%	446,384
	Net Assets — 100.0%	$4,377,832

*                 Non-income producing security.

^                  Security fair valued in accordance with procedures adopted by the Board of Trustees. At February 29, 2016, the value of these securities amounted to $17,370 or 0.40% of net assets.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $1,241,829.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)          Security has been deemed illiquid at February 29, 2016.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$345,177
Aggregate gross unrealized depreciation	(232,008)
Net unrealized appreciation	$113,169
Federal income tax cost of investments	$3,818,279

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$483,921	01/06/17	Bank of America, N.A.	0.12%	iShares® U.S. Telecommunications ETF	$28,851
514,875	11/06/17	Bank of America, N.A.	0.48%	Dow Jones U.S. Select TelecommunicationsSM Index	32,803
265,701	01/08/18	Citibank, N.A.	0.70%	Dow Jones U.S. Select TelecommunicationsSM Index	24,707
70,521	01/08/18	Credit Suisse International	0.73%	Dow Jones U.S. Select TelecommunicationsSM Index	7,775
424,451	11/06/17	Deutsche Bank AG	0.30%	iShares® U.S. Telecommunications ETF	44,941
2,666,852	01/08/18	Deutsche Bank AG	0.60%	Dow Jones U.S. Select TelecommunicationsSM Index	270,304
62,791	11/07/16	Goldman Sachs International	0.90%	Dow Jones U.S. Select TelecommunicationsSM Index	2,711
65,466	11/07/16	Morgan Stanley & Co. International PLC	0.28%	iShares® U.S. Telecommunications ETF	(16,802)
70,422	11/06/17	Morgan Stanley & Co. International PLC	0.73%	Dow Jones U.S. Select TelecommunicationsSM Index	(1,061)
369,109	11/06/17	Societe Generale	0.83%	Dow Jones U.S. Select TelecommunicationsSM Index	40,652
207,379	11/06/17	UBS AG	0.63%	Dow Jones U.S. Select TelecommunicationsSM Index	22,885
$5,201,488					$457,766

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 76.8%
	Electric Utilities — 41.0%

922	ALLETE, Inc.	$48,884
9,897	American Electric Power Co., Inc.	611,140
1,220	Cleco Corp.	56,010
13,880	Duke Energy Corp.	1,031,006
6,570	Edison International	447,811
815	El Paso Electric Co.	33,293
3,597	Entergy Corp.	259,739
6,396	Eversource Energy	347,303
18,543	Exelon Corp.	583,919
8,531	FirstEnergy Corp.	285,533
3,108	Great Plains Energy, Inc.	91,189
2,167	Hawaiian Electric Industries, Inc.	63,623
1,015	IDACORP, Inc.	72,024
3,094	ITC Holdings Corp.	125,709
9,287	NextEra Energy, Inc.	1,047,759
5,114	Pepco Holdings, Inc.	133,885
2,235	Pinnacle West Capital Corp.	153,835
1,606	PNM Resources, Inc.	51,264
1,790	Portland General Electric Co.	68,110
13,547	PPL Corp.	474,010
18,329	Southern Co. (The)	883,091
2,850	Westar Energy, Inc.	123,861
10,234	Xcel Energy, Inc.	404,652
		7,397,650
	Gas Utilities — 5.4%

2,425	AGL Resources, Inc.	156,776
2,047	Atmos Energy Corp.	142,082
1,707	National Fuel Gas Co.	77,976
1,730	New Jersey Resources Corp.	59,893
1,052	ONE Gas, Inc.	60,995
1,600	Piedmont Natural Gas Co., Inc.	95,056
3,526	Questar Corp.	87,339
1,393	South Jersey Industries, Inc.	35,452
955	Southwest Gas Corp.	58,255
3,477	UGI Corp.	128,510
1,005	WGL Holdings, Inc.	68,531
		970,865
	Independent Power and Renewable Electricity Producers — 1.7%

13,568	AES Corp.	132,966
6,620	Calpine Corp.*	83,147
2,237	Dynegy, Inc.*	22,549
6,335	NRG Energy, Inc.	68,291
1,296	Talen Energy Corp.*	8,243
		315,196
	Multi-Utilities — 26.8%

2,286	Alliant Energy Corp.	155,334
4,893	Ameren Corp.	229,726
1,256	Avista Corp.	47,477
1,032	Black Hills Corp.	57,802
8,676	CenterPoint Energy, Inc.	161,634
5,587	CMS Energy Corp.	221,022
5,912	Consolidated Edison, Inc.	413,899
12,005	Dominion Resources, Inc.	839,390
3,619	DTE Energy Co.	304,430
6,426	NiSource, Inc.	138,031
971	NorthWestern Corp.	57,648
9,890	PG&E Corp.	561,060
10,203	Public Service Enterprise Group, Inc.	435,260
2,882	SCANA Corp.	187,388
4,755	Sempra Energy	458,905
4,743	TECO Energy, Inc.	130,290
1,668	Vectren Corp.	75,927
6,366	WEC Energy Group, Inc.	358,724
		4,833,947
	Water Utilities — 1.9%

3,619	American Water Works Co., Inc.	234,584
3,558	Aqua America, Inc.	108,768
		343,352
	Total Common Stocks (Cost $14,807,489)	13,861,010

Principal Amount
	Repurchase Agreements (a)(b) — 15.0%
$2,709,409	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $2,709,430	2,709,409
	Total Repurchase Agreements (Cost $2,709,409)	2,709,409

	Total Investment Securities (Cost $17,516,898) — 91.8%	16,570,419
	Other assets less liabilities — 8.2%	1,477,354
	Net Assets — 100.0%	$18,047,773

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $5,125,807.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$235,282
Aggregate gross unrealized depreciation	(1,197,694)
Net unrealized depreciation	$(962,412)
Federal income tax cost of investments	$17,532,831

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$3,310,127	11/06/17	Bank of America, N.A.	0.63%	Dow Jones U.S. UtilitiesSM Index	$236,036
4,395,158	11/06/17	Bank of America, N.A.	0.27%	iShares® U.S. Utilities ETF	314,796
944,666	04/06/16	Credit Suisse International	0.73%	Dow Jones U.S. UtilitiesSM Index	838,143
9,757,270	11/06/17	Deutsche Bank AG	0.50%	Dow Jones U.S. UtilitiesSM Index	625,491
533,955	11/06/17	Morgan Stanley & Co. International PLC	0.73%	Dow Jones U.S. UtilitiesSM Index	51,298
811,702	11/07/16	Morgan Stanley & Co. International PLC	0.28%	iShares® U.S. Utilities ETF	37,902
1,890,746	11/06/17	Societe Generale	0.83%	Dow Jones U.S. UtilitiesSM Index	133,731
562,484	11/07/16	UBS AG	0.73%	Dow Jones U.S. UtilitiesSM Index	(1,066,237)
$22,206,108					$1,171,160

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 91.9%
	Biotechnology — 72.2%

5,664	ACADIA Pharmaceuticals, Inc.*	$97,761
1,884	Acceleron Pharma, Inc.*	47,741
6,951	Achillion Pharmaceuticals, Inc.*	51,368
2,197	Acorda Therapeutics, Inc.*	71,864
1,065	Adamas Pharmaceuticals, Inc.*	13,632
3,170	Aduro Biotech, Inc.*	46,155
1,473	Aegerion Pharmaceuticals, Inc.*	8,308
1,693	Affimed N.V.*	5,401
1,916	Agios Pharmaceuticals, Inc.*	73,479
1,929	Akebia Therapeutics, Inc.*	14,082
2,220	Alder Biopharmaceuticals, Inc.*	42,158
7,999	Alexion Pharmaceuticals, Inc.*	1,126,259
7,639	Alkermes PLC*	246,510
4,314	Alnylam Pharmaceuticals, Inc.*	252,671
1,767	AMAG Pharmaceuticals, Inc.*	46,437
9,021	Amarin Corp. PLC (ADR)*	13,171
17,720	Amgen, Inc.	2,521,202
6,358	Amicus Therapeutics, Inc.*	39,165
2,246	Anacor Pharmaceuticals, Inc.*	143,250
2,030	Anthera Pharmaceuticals, Inc.*	6,151
917	Applied Genetic Technologies Corp.*	12,169
876	Aquinox Pharmaceuticals, Inc.*	7,788
1,760	Ardelyx, Inc.*	17,002
12,348	Arena Pharmaceuticals, Inc.*	18,398
9,636	ARIAD Pharmaceuticals, Inc.*	52,613
7,260	Array BioPharma, Inc.*	18,223
3,029	Arrowhead Research Corp.*	11,813
1,458	Atara Biotherapeutics, Inc.*	23,969
1,204	aTyr Pharma, Inc.*	5,382
1,311	Avalanche Biotechnologies, Inc.*	6,712
1,349	Bellicum Pharmaceuticals, Inc.*	12,168
3,733	BioCryst Pharmaceuticals, Inc.*	7,429
9,952	Biogen, Inc.*	2,581,748
8,209	BioMarin Pharmaceutical, Inc.*	672,071
1,867	Bluebird Bio, Inc.*	86,293
1,380	Blueprint Medicines Corp.*	23,915
1,386	Cara Therapeutics, Inc.*	6,819
26,083	Celgene Corp.*	2,629,949
5,022	Celldex Therapeutics, Inc.*	34,150
2,247	ChemoCentryx, Inc.*	7,393
1,219	Chiasma, Inc.*	12,031
2,349	Chimerix, Inc.*	10,829
1,351	China Biologic Products, Inc.*	154,014
1,951	Clovis Oncology, Inc.*	36,328
1,980	Coherus Biosciences, Inc.*	28,096
1,124	Concert Pharmaceuticals, Inc.*	14,455
6,536	Curis, Inc.*	8,954
1,162	DBV Technologies S.A. (ADR)*	29,224
1,048	Dicerna Pharmaceuticals, Inc.*	5,198
794	Eagle Pharmaceuticals, Inc.*	50,332
953	Enanta Pharmaceuticals, Inc.*	27,056
2,905	Epizyme, Inc.*	25,535
1,146	Esperion Therapeutics, Inc.*	17,064
11,567	Exelixis, Inc.*	42,104
3,122	FibroGen, Inc.*	54,104
1,400	Five Prime Therapeutics, Inc.*	45,598
1,097	Flexion Therapeutics, Inc.*	10,372
1,754	Foundation Medicine, Inc.*	26,012
1,657	Genomic Health, Inc.*	42,137
8,055	Geron Corp.*	19,412
26,942	Gilead Sciences, Inc.	2,350,689
7,882	Grifols S.A. (ADR)	122,959
6,517	Halozyme Therapeutics, Inc.*	52,983
1,025	Immune Design Corp.*	10,260
4,428	ImmunoGen, Inc.*	32,236
4,818	Immunomedics, Inc.*	10,889
9,469	Incyte Corp.*	695,971
2,506	Infinity Pharmaceuticals, Inc.*	14,485
1,344	Inotek Pharmaceuticals Corp.*	9,166
3,675	Inovio Pharmaceuticals, Inc.*	23,152
3,146	Insmed, Inc.*	38,476
3,667	Insys Therapeutics, Inc.*	64,099
1,239	Intercept Pharmaceuticals, Inc.*	138,000
6,115	Ionis Pharmaceuticals, Inc.*	211,334
6,465	Ironwood Pharmaceuticals, Inc.*	62,387
5,122	Juno Therapeutics, Inc.*	180,141
1,819	Karyopharm Therapeutics, Inc.*	10,732
2,249	Kite Pharma, Inc.*	100,575
5,275	Lexicon Pharmaceuticals, Inc.*	49,268
1,014	Ligand Pharmaceuticals, Inc.*	93,572
2,435	Lion Biotechnologies, Inc.*	13,587
1,747	MacroGenics, Inc.*	27,917
20,846	MannKind Corp.*	21,471
8,334	Medivation, Inc.*	298,107
5,884	Merrimack Pharmaceuticals, Inc.*	34,068
3,512	Momenta Pharmaceuticals, Inc.*	29,518
3,552	Myriad Genetics, Inc.*	124,320
4,135	NantKwest, Inc.*	28,449
4,388	Neurocrine Biosciences, Inc.*	161,391
1,465	NewLink Genetics Corp.*	30,824
13,738	Novavax, Inc.*	59,898
1,533	OncoMed Pharmaceuticals, Inc.*	14,609
4,833	Oncothyreon, Inc.*	4,785
1,780	Ophthotech Corp.*	80,171
7,404	Orexigen Therapeutics, Inc.*	5,258
1,754	Osiris Therapeutics, Inc.*	12,524
1,488	Otonomy, Inc.*	18,853
1,389	OvaScience, Inc.*	7,709
8,327	PDL BioPharma, Inc.	25,064
2,683	Portola Pharmaceuticals, Inc.*	75,580
3,554	Progenics Pharmaceuticals, Inc.*	15,673
1,530	Pronai Therapeutics, Inc.*	9,012
1,605	Prothena Corp. PLC*	51,103
1,745	PTC Therapeutics, Inc.*	13,925
2,185	Radius Health, Inc.*	64,020
4,332	Raptor Pharmaceutical Corp.*	14,989
5,012	Regeneron Pharmaceuticals, Inc.*	1,924,708
2,665	Regulus Therapeutics, Inc.*	17,509
1,677	Repligen Corp.*	43,149
1,840	Retrophin, Inc.*	26,183
4,507	Rigel Pharmaceuticals, Inc.*	10,231
1,630	Sage Therapeutics, Inc.*	47,922
3,566	Sangamo BioSciences, Inc.*	18,686
2,305	Sarepta Therapeutics, Inc.*	31,602
7,101	Seattle Genetics, Inc.*	214,379
1,988	Seres Therapeutics, Inc.*	45,943
1,258	Spark Therapeutics, Inc.*	40,080
3,428	Spectrum Pharmaceuticals, Inc.*	15,495
5,787	Synergy Pharmaceuticals, Inc.*	18,055
2,041	TESARO, Inc.*	82,579
1,150	Tokai Pharmaceuticals, Inc.*	7,325
2,584	Trevena, Inc.*	21,628
1,977	Ultragenyx Pharmaceutical, Inc.*	120,577
1,157	uniQure N.V.*	16,233
2,323	United Therapeutics Corp.*	283,267
2,180	Vanda Pharmaceuticals, Inc.*	17,113
1,495	Versartis, Inc.*	9,822
11,034	Vertex Pharmaceuticals, Inc.*	943,297
1,113	Vitae Pharmaceuticals, Inc.*	10,050
1,549	Vital Therapies, Inc.*	12,857
1,638	XBiotech, Inc.*	12,547
2,061	Xencor, Inc.*	22,671
1,386	Zafgen, Inc.*	8,676
		21,298,407

See accompanying notes to schedules of portfolio investments.

Shares		Value
	Common Stocks (a) (continued)
	Health Care Equipment & Supplies — 0.1%

4,945	Cerus Corp.*	$24,230

	Life Sciences Tools & Services — 6.7%

4,071	Affymetrix, Inc.*	57,157
1,807	Albany Molecular Research, Inc.*	26,635
1,893	Bio-Techne Corp.	162,495
2,569	Compugen Ltd.*	12,203
7,453	Illumina, Inc.*	1,119,739
2,875	INC Research Holdings, Inc., Class A*	114,080
2,192	Luminex Corp.*	40,946
993	NanoString Technologies, Inc.*	11,956
3,922	Pacific Biosciences of California, Inc.*	32,513
3,066	PRA Health Sciences, Inc.*	132,359
11,853	QIAGEN N.V.*	250,217
6,036	Sequenom, Inc.*	8,873
		1,969,173
	Pharmaceuticals — 12.9%

1,342	Aerie Pharmaceuticals, Inc.*	22,599
5,826	Akorn, Inc.*	154,913
1,393	Alcobra Ltd.*	6,491
2,292	Amphastar Pharmaceuticals, Inc.*	24,135
585	ANI Pharmaceuticals, Inc.*	19,340
1,782	Aratana Therapeutics, Inc.*	5,827
2,238	Cempra, Inc.*	37,666
1,196	Collegium Pharmaceutical, Inc.*	20,858
2,591	Concordia Healthcare Corp.	75,320
3,079	Depomed, Inc.*	47,047
1,523	Dermira, Inc.*	35,120
6,136	Durect Corp.*	6,934
1,276	Egalet Corp.*	8,626
11,528	Endo International PLC*	481,986
2,137	Endocyte, Inc.*	6,432
2,048	Flamel Technologies S.A. (ADR)*	17,879
913	Flex Pharma, Inc.*	6,784
1,556	Foamix Pharmaceuticals Ltd.*	8,916
771	GW Pharmaceuticals PLC (ADR)*	31,688
8,109	Horizon Pharma PLC*	139,151
3,590	Impax Laboratories, Inc.*	117,357
5,978	Innoviva, Inc.	70,062
3,131	Jazz Pharmaceuticals PLC*	380,667
736	KemPharm, Inc.*	12,004
3,535	Medicines Co. (The)*	113,686
25,034	Mylan N.V.*	1,128,282
6,794	Nektar Therapeutics*	75,889
812	Neos Therapeutics, Inc.*	8,047
1,096	Neuroderm Ltd.*	13,349
1,259	Ocular Therapeutix, Inc.*	9,908
1,933	Omeros Corp.*	19,601
1,871	Pacira Pharmaceuticals, Inc.*	97,311
2,122	Relypsa, Inc.*	28,138
1,429	Revance Therapeutics, Inc.*	25,272
1,669	Sagent Pharmaceuticals, Inc.*	23,666
2,514	SciClone Pharmaceuticals, Inc.*	24,939
2,389	Shire PLC (ADR)	372,947
2,307	Sucampo Pharmaceuticals, Inc., Class A*	30,337
2,491	Supernus Pharmaceuticals, Inc.*	31,237
2,692	Teligent, Inc.*	15,748
1,860	Tetraphase Pharmaceuticals, Inc.*	7,514
1,926	Theravance Biopharma, Inc.*	30,277
3,218	XenoPort, Inc.*	14,385
1,261	Zogenix, Inc.*	13,367
		3,821,702
	Total Common Stocks (Cost $31,592,360)	27,113,512

Principal Amount
	Repurchase Agreements (a)(b) — 37.3%
$10,995,368	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $10,995,458	10,995,368
	Total Repurchase Agreements (Cost $10,995,368)	10,995,368

	Total Investment Securities (Cost $42,587,728) — 129.2%	38,108,880
	Liabilities in excess of other assets — (29.2%)	(8,601,497)
	Net Assets — 100.0%	$29,507,383

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $13,214,401.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

ADR                     American Depositary Receipt

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,863
Aggregate gross unrealized depreciation	(5,663,671)
Net unrealized depreciation	$(5,597,808)
Federal income tax cost of investments	$43,706,688

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$8,966,236	01/06/17	Bank of America, N.A.	0.48%	NASDAQ Biotechnology Index®	$(3,074,723)
348,647	11/07/16	Deutsche Bank AG	0.50%	NASDAQ Biotechnology Index®	(141,490)
72,482	11/07/16	Goldman Sachs International	0.90%	NASDAQ Biotechnology Index®	(27,715)
51,725,915	07/06/17	Societe Generale	0.33%	NASDAQ Biotechnology Index®	(13,274,113)
293,358	11/07/16	UBS AG	0.43%	NASDAQ Biotechnology Index®	(429,752)
$61,406,638					$(16,947,793)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Financial Select Sector

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Common Stocks (a) — 78.6%
	Banks — 26.8%

20,261	Bank of America Corp.	$253,668
1,518	BB&T Corp.	48,819
5,797	Citigroup, Inc.	225,213
1,027	Citizens Financial Group, Inc.	19,749
344	Comerica, Inc.	11,620
1,546	Fifth Third Bancorp	23,592
1,550	Huntington Bancshares, Inc./OH	13,563
7,163	JPMorgan Chase & Co.	403,277
1,625	KeyCorp	17,144
311	M&T Bank Corp.	31,893
604	People’s United Financial, Inc.	8,824
988	PNC Financial Services Group, Inc. (The)	80,334
2,540	Regions Financial Corp.	19,101
992	SunTrust Banks, Inc.	32,915
3,199	U.S. Bancorp	123,226
9,044	Wells Fargo & Co.	424,344
397	Zions Bancorp.	8,464
		1,745,746
	Capital Markets — 9.4%

105	Affiliated Managers Group, Inc.*	14,562
339	Ameriprise Financial, Inc.	28,459
2,127	Bank of New York Mellon Corp. (The)	75,275
246	BlackRock, Inc.	76,742
2,331	Charles Schwab Corp. (The)	58,392
570	E*TRADE Financial Corp.*	13,372
737	Franklin Resources, Inc.	26,421
772	Goldman Sachs Group, Inc. (The)	115,437
825	Invesco Ltd.	22,061
210	Legg Mason, Inc.	5,998
2,939	Morgan Stanley	72,593
423	Northern Trust Corp.	25,118
785	State Street Corp.	43,002
489	T. Rowe Price Group, Inc.	33,795
		611,227
	Consumer Finance — 3.8%

1,628	American Express Co.	90,484
1,035	Capital One Financial Corp.	68,031
832	Discover Financial Services	38,621
705	Navient Corp.	7,635
1,622	Synchrony Financial*	43,713
		248,484
	Diversified Financial Services — 10.8%

3,645	Berkshire Hathaway, Inc., Class B*	489,049
658	CME Group, Inc.	60,168
231	Intercontinental Exchange, Inc.	55,084
649	Leucadia National Corp.	9,378
526	McGraw Hill Financial, Inc.	47,203
335	Moody’s Corp.	29,748
224	Nasdaq, Inc.	14,177
		704,807
	Insurance — 13.3%

830	Aflac, Inc.	49,402
754	Allstate Corp. (The)	47,849
2,407	American International Group, Inc.	120,831
533	Aon PLC	50,790
128	Assurant, Inc.	9,101
898	Chubb Ltd.	103,740
287	Cincinnati Financial Corp.	18,121
797	Hartford Financial Services Group, Inc. (The)	33,570
482	Lincoln National Corp.	17,607
545	Loews Corp.	19,811
1,015	Marsh & McLennan Cos., Inc.	57,906
2,163	MetLife, Inc.	85,568
530	Principal Financial Group, Inc.	20,039
1,137	Progressive Corp. (The)	36,293
874	Prudential Financial, Inc.	57,763
223	Torchmark Corp.	11,422
592	Travelers Cos., Inc. (The)	63,652
474	Unum Group	13,523
267	Willis Towers Watson PLC	30,256
579	XL Group PLC	19,906
		867,150
	Real Estate Investment Trusts — 14.3%

824	American Tower Corp.	75,973
304	Apartment Investment & Management Co., Class A	11,130
3	ARMOUR Residential REIT, Inc.	58
266	AvalonBay Communities, Inc.	45,656
299	Boston Properties, Inc.	34,128
649	Crown Castle International Corp.	56,139
133	Equinix, Inc.	40,391
709	Equity Residential	52,813
128	Essex Property Trust, Inc.	26,788
240	Extra Space Storage, Inc.	19,716
135	Federal Realty Investment Trust	19,988
1,133	General Growth Properties, Inc.	31,180
905	HCP, Inc.	26,770
1,462	Host Hotels & Resorts, Inc.	22,383
374	Iron Mountain, Inc.	10,988
804	Kimco Realty Corp.	21,507
262	Macerich Co. (The)	20,719
1,020	Prologis, Inc.	39,229
286	Public Storage	71,354
486	Realty Income Corp.	28,450
602	Simon Property Group, Inc.	114,218
194	SL Green Realty Corp.	17,107
648	Ventas, Inc.	36,074
345	Vornado Realty Trust	29,794
689	Welltower, Inc.	43,944
1,535	Weyerhaeuser Co.	39,874
		936,371
	Real Estate Management & Development — 0.2%

566	CBRE Group, Inc., Class A*	14,382

	Total Common Stocks (Cost $5,896,154)	5,128,167

Principal Amount
	Repurchase Agreements (a)(b) — 11.4%
$743,135	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $743,141	743,135
	Total Repurchase Agreements (Cost $743,135)	743,135

	Total Investment Securities (Cost $6,639,289) — 90.0%	5,871,302
	Other assets less liabilities — 10.0%	651,267
	Net Assets — 100.0%	$6,522,569

See accompanying notes to schedules of portfolio investments.

*                 Non-income producing security.

(a)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $3,357,918.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,054
Aggregate gross unrealized depreciation	(827,134)
Net unrealized depreciation	$(771,080)
Federal income tax cost of investments	$6,642,382

Swap Agreements

UltraPro Financial Select Sector had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$600,188	11/06/17	Bank of America, N.A.	0.68%	S&P Financial Select Sector Index	$(12,135)
9,143,073	01/08/18	Credit Suisse International	0.58%	S&P Financial Select Sector Index	607,332
764,467	01/08/18	Deutsche Bank AG	0.55%	S&P Financial Select Sector Index	(26,638)
239,411	01/08/18	Goldman Sachs International	0.90%	S&P Financial Select Sector Index	(34,455)
826,938	11/06/17	Morgan Stanley & Co. International PLC	0.83%	S&P Financial Select Sector Index	1,221
1,008,106	11/06/17	Societe Generale	0.93%	S&P Financial Select Sector Index	2,249
1,853,583	01/08/18	UBS AG	0.68%	S&P Financial Select Sector Index	8,199
$14,435,766					$545,773

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Securities (a) — 173.4%
	U.S. Treasury Bills
$3,000,000	0.00%, due 03/31/16	$2,999,662
13,000,000	0.00%, due 04/28/16	12,994,450
	Total U.S. Government & Agency Securities (Cost $15,994,112)	15,994,112

	Repurchase Agreements (a)(b) — 51.7%
4,767,865	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $4,767,904	4,767,865
	Total Repurchase Agreements (Cost $4,767,865)	4,767,865

	Total Investment Securities (Cost $20,761,977) † — 225.1%	20,761,977
	Liabilities in excess of other assets — (125.1%)	(11,538,986)
	Net Assets — 100.0%	$9,222,991

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $8,332,403.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI EAFE had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$890,033	11/07/16	Bank of America, N.A.	0.58%	iShares® MSCI EAFE ETF	$(536,120)
239,997	11/06/17	Citibank, N.A.	0.80%	iShares® MSCI EAFE ETF	(27,062)
13,079,101	11/07/16	Credit Suisse International	0.13%	iShares® MSCI EAFE ETF	(5,696,358)
2,034,162	11/06/17	Deutsche Bank AG	0.60%	iShares® MSCI EAFE ETF	(156,491)
97,002	11/07/17	Goldman Sachs International	0.95%	iShares® MSCI EAFE ETF	6,132
713,478	11/06/17	Morgan Stanley & Co. International PLC	0.58%	iShares® MSCI EAFE ETF	(331,858)
934,798	11/06/17	Societe Generale	0.83%	iShares® MSCI EAFE ETF	(121,145)
489,128	11/06/17	UBS AG	0.63%	iShares® MSCI EAFE ETF	(104,948)
$18,477,699					$(6,967,850)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 76.4%
$9,724,194	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $9,724,274	$9,724,194
	Total Repurchase Agreements (Cost $9,724,194)	9,724,194

	Total Investment Securities (Cost $9,724,194) † — 76.4%	9,724,194
	Other assets less liabilities — 23.6%	3,004,007
	Net Assets — 100.0%	$12,728,201

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Emerging Markets had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$1,585,758	11/07/16	Bank of America, N.A.	0.73%	iShares® MSCI Emerging Markets ETF	$(603,224)
738,976	11/06/17	Citibank, N.A.	0.80%	iShares® MSCI Emerging Markets ETF	(76,103)
14,187,108	11/06/17	Credit Suisse International	0.23%	iShares® MSCI Emerging Markets ETF	(3,573,968)
5,484,264	11/06/17	Deutsche Bank AG	0.15%	iShares® MSCI Emerging Markets ETF	(723,849)
562,381	11/07/16	Goldman Sachs International	0.30%	iShares® MSCI Emerging Markets ETF	(258,151)
1,169,811	11/07/16	Morgan Stanley & Co. International PLC	0.18%	iShares® MSCI Emerging Markets ETF	(440,663)
1,100,508	11/07/16	Societe Generale	0.08%	iShares® MSCI Emerging Markets ETF	(456,319)
671,507	11/07/16	UBS AG	0.53%	iShares® MSCI Emerging Markets ETF	(1,310,389)
$25,500,313					$(7,442,666)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 46.3%
	U.S. Treasury Bill
$8,000,000	0.00%, due 04/21/16	$7,998,753
	Total U.S. Government & Agency Security (Cost $7,998,753)	7,998,753

	Repurchase Agreements (a)(b) — 30.5%
5,256,587	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $5,256,630	5,256,587
	Total Repurchase Agreements (Cost $5,256,587)	5,256,587

	Total Investment Securities (Cost $13,255,340) † — 76.8%	13,255,340
	Other assets less liabilities — 23.2%	3,993,405
	Net Assets — 100.0%	$17,248,745

(a)         All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $117,953.

(b)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

Ultra FTSE Europe had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$977,915	11/07/16	Bank of America, N.A.	0.48%	Vanguard® FTSE Europe ETF Shares	$50,095
939,583	11/06/17	Citibank, N.A.	0.60%	Vanguard® FTSE Europe ETF Shares	(116,098)
2,528,416	11/06/17	Credit Suisse International	0.23%	Vanguard® FTSE Europe ETF Shares	(850,368)
2,934,409	11/07/16	Deutsche Bank AG	0.65%	Vanguard® FTSE Europe ETF Shares	436,904
4,915,260	11/07/17	Goldman Sachs International	0.20%	Vanguard® FTSE Europe ETF Shares	(553,015)
11,095,052	11/07/16	Morgan Stanley & Co. International PLC	(0.07)%	Vanguard® FTSE Europe ETF Shares	(2,510,641)
966,174	11/06/17	Societe Generale	0.43%	Vanguard® FTSE Europe ETF Shares	(20,213)
10,207,894	11/06/17	UBS AG	(0.07)%	Vanguard® FTSE Europe ETF Shares	(1,118,299)
$34,564,703					$(4,681,635)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Pacific ex-Japan

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 51.3%
$605,921	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $605,926	$605,921
	Total Repurchase Agreements (Cost $605,921)	605,921

	Total Investment Securities (Cost $605,921) † — 51.3%	605,921
	Other assets less liabilities — 48.7%	575,752
	Net Assets — 100.0%	$1,181,673

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Pacific ex-Japan had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$236,665	11/06/17	Bank of America, N.A.	0.68%	iShares® MSCI Pacific ex Japan ETF	$(19,993)
1,276,589	12/06/17	Credit Suisse International	0.53%	iShares® MSCI Pacific ex Japan ETF	(11,524)
195,428	11/06/17	Deutsche Bank AG	0.65%	iShares® MSCI Pacific ex Japan ETF	(20,493)
308,004	11/07/17	Goldman Sachs International	0.50%	iShares® MSCI Pacific ex Japan ETF	(17,435)
105,166	11/07/16	Morgan Stanley & Co. International PLC	0.63%	iShares® MSCI Pacific ex Japan ETF	(29,248)
50,395	11/07/16	Societe Generale	0.83%	iShares® MSCI Pacific ex Japan ETF	(15,830)
201,146	11/06/17	UBS AG	0.53%	iShares® MSCI Pacific ex Japan ETF	(18,783)
$2,373,393					$(133,306)

(1)                       Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                       In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 63.3%
$2,520,908	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $2,520,928	$2,520,908
	Total Repurchase Agreements (Cost $2,520,908)	2,520,908

	Total Investment Securities (Cost $2,520,908) † — 63.3%	2,520,908
	Other assets less liabilities — 36.7%	1,460,501
	Net Assets — 100.0%	$3,981,409

(a)         The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                 Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Brazil Capped had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$696,591	11/06/17	Bank of America, N.A.	(0.07)%	iShares® MSCI Brazil Capped ETF	$(92,317)
3,811,628	11/07/16	Credit Suisse International	(0.07)%	iShares® MSCI Brazil Capped ETF	(2,451,088)
903,167	11/06/17	Deutsche Bank AG	0.50%	iShares® MSCI Brazil Capped ETF	(444,445)
514,318	11/06/17	Morgan Stanley & Co. International PLC	0.63%	iShares® MSCI Brazil Capped ETF	(93,933)
351,708	11/06/17	Societe Generale	0.43%	iShares® MSCI Brazil Capped ETF	(65,334)
1,680,595	11/07/16	UBS AG	0.43%	iShares® MSCI Brazil Capped ETF	(1,173,040)
$7,958,007					$(4,320,157)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security (a) — 40.1%
	U.S. Treasury Bill
$7,000,000	0.00%, due 04/14/16	$6,998,503
	Total U.S. Government & Agency Security (Cost $6,998,503)	6,998,503

	Repurchase Agreements (a)(b) — 29.6%
5,179,384	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $5,179,427	5,179,384
	Total Repurchase Agreements (Cost $5,179,384)	5,179,384

	Total Investment Securities (Cost $12,177,887) † — 69.7%	12,177,887
	Other assets less liabilities — 30.3%	5,284,400
	Net Assets — 100.0%	$17,462,287

(a)                                 All or a portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $269,909.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements(2)

Ultra FTSE China 50 had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$6,085	11/07/16	Bank of America, N.A.	0.53%	iShares® China Large-Cap ETF	$(3,954)
19,340,201	11/06/17	Credit Suisse International	0.18%	iShares® China Large-Cap ETF	(6,150,829)
4,758,449	11/06/17	Deutsche Bank AG	0.20%	iShares® China Large-Cap ETF	(961,610)
1,639,856	11/07/17	Goldman Sachs International	(1.10)%	iShares® China Large-Cap ETF	(247,711)
1,364,427	11/06/17	Morgan Stanley & Co. International PLC	0.23%	iShares® China Large-Cap ETF	(369,068)
1,232,181	11/07/16	Societe Generale	0.43%	iShares® China Large-Cap ETF	377,616
6,726,758	11/06/17	UBS AG	(0.57)%	iShares® China Large-Cap ETF	(1,197,350)
$35,067,957					$(8,552,906)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Repurchase Agreements (a) — 70.7%
$8,610,015	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $8,610,085	$8,610,015
	Total Repurchase Agreements (Cost $8,610,015)	8,610,015

	Total Investment Securities (Cost $8,610,015) † — 70.7%	8,610,015
	Other assets less liabilities — 29.3%	3,568,258
	Net Assets — 100.0%	$12,178,273

(a)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Japan had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$769,829	12/06/17	Bank of America, N.A.	0.78%	iShares® MSCI Japan ETF	$25,217
253,360	11/07/16	Credit Suisse International	0.63%	iShares® MSCI Japan ETF	(396,431)
4,615,890	11/07/16	Deutsche Bank AG	0.80%	iShares® MSCI Japan ETF	(195,464)
605,466	11/06/17	Morgan Stanley & Co. International PLC	0.13%	iShares® MSCI Japan ETF	(190,475)
851,323	12/06/17	Societe Generale	0.83%	iShares® MSCI Japan ETF	27,837
17,353,996	12/06/17	UBS AG	0.63%	iShares® MSCI Japan ETF	568,939
$24,449,864					$(160,377)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	U.S. Government & Agency Security — 60.1%
	U.S. Treasury Bill
$2,000,000	0.00%, due 03/17/16	$1,999,991
	Total U.S. Government & Agency Security (Cost $1,999,991)	1,999,991

	Repurchase Agreements (a) — 16.2%
540,411	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $540,415	540,411
	Total Repurchase Agreements (Cost $540,411)	540,411

	Total Investment Securities (Cost $2,540,402) † — 76.3%	2,540,402
	Other assets less liabilities — 23.7%	788,122
	Net Assets — 100.0%	$3,328,524

(a)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

†                                         Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$821,895	11/07/17	Bank of America, N.A.	0.43%	iShares® MSCI Mexico Capped ETF	$(88,327)
596,544	11/07/16	Credit Suisse International	0.23%	iShares® MSCI Mexico Capped ETF	(231,844)
3,243,577	11/06/17	Deutsche Bank AG	0.10%	iShares® MSCI Mexico Capped ETF	(354,544)
92,735	11/06/17	Goldman Sachs International	0.65%	iShares® MSCI Mexico Capped ETF	(9,999)
86,577	11/07/17	Morgan Stanley & Co. International PLC	0.63%	iShares® MSCI Mexico Capped ETF	(9,323)
273,370	11/07/16	Societe Generale	0.43%	iShares® MSCI Mexico Capped ETF	(520,952)
1,560,036	11/07/16	UBS AG	0.23%	iShares® MSCI Mexico Capped ETF	(295,171)
$6,674,734					$(1,510,160)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 85.8%

	U.S. Treasury Bonds
$498,600	6.25%, due 08/15/23	$664,190
308,100	7.50%, due 11/15/24	453,894
275,200	7.63%, due 02/15/25	411,316
286,100	6.88%, due 08/15/25	415,024
588,100	6.00%, due 02/15/26	816,471
		2,760,895
	U.S. Treasury Notes
3,772,000	1.75%, due 05/15/23	3,827,991
3,202,200	2.50%, due 08/15/23	3,418,599
4,217,000	2.75%, due 11/15/23	4,578,081
3,653,600	2.75%, due 02/15/24	3,965,868
4,715,800	2.50%, due 05/15/24	5,026,748
4,840,800	2.38%, due 08/15/24	5,110,069
4,839,700	2.25%, due 11/15/24	5,056,730
4,838,900	2.00%, due 02/15/25	4,951,178
4,838,400	2.13%, due 05/15/25	4,999,050
4,836,500	2.00%, due 08/15/25	4,943,810
4,837,500	2.25%, due 11/15/25	5,053,298
1,685,500	1.63%, due 02/15/26	1,667,854
		52,599,276
	Total Long-Term U.S. Treasury Obligations (Cost $54,340,413)	55,360,171

	U.S. Government & Agency Security (a) — 12.4%
	U.S. Treasury Bill
8,000,000	0.00%, due 04/21/16	7,998,753
	Total U.S. Government & Agency Security (Cost $7,998,753)	7,998,753

	Repurchase Agreements (a)(b) — 9.5%
6,117,502	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $6,117,553	6,117,502
	Total Repurchase Agreements (Cost $6,117,502)	6,117,502

	Total Investment Securities (Cost $68,456,668) — 107.7%	69,476,426
	Liabilities in excess of other assets — (7.7)%	(4,953,228)
	Net Assets — 100.0%	$64,523,198

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $3,417,686.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$739,895
Aggregate gross unrealized depreciation	(649)
Net unrealized appreciation	$739,246
Federal income tax cost of investments	$68,737,180

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	7	06/21/16	$913,609	$865

Cash collateral in the amount of $10,395 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$22,393,821	12/06/16	Citibank, N.A.	0.28%	Barclays U.S. 7-10 Year Treasury Bond Index	$(3,526,199)
8,403,406	05/08/17	Deutsche Bank AG	0.43%	Barclays U.S. 7-10 Year Treasury Bond Index	362,792
36,667,998	11/06/17	Goldman Sachs International	(0.02)%	Barclays U.S. 7-10 Year Treasury Bond Index	(7,265)
5,195,834	05/06/17	Morgan Stanley & Co. International PLC	0.38%	Barclays U.S. 7-10 Year Treasury Bond Index	(5,567)
$72,661,059					$(3,176,239)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Principal Amount		Value
	Long-Term U.S. Treasury Obligations (a) — 70.0%

	U.S. Treasury Bonds
$179,500	4.75%, due 02/15/37	$254,890
230,800	5.00%, due 05/15/37	338,861
243,500	4.38%, due 02/15/38	330,361
274,700	4.50%, due 05/15/38	379,000
451,100	3.50%, due 02/15/39	538,994
418,300	4.25%, due 05/15/39	556,012
446,700	4.50%, due 08/15/39	614,562
481,000	4.38%, due 11/15/39	650,327
800,200	4.63%, due 02/15/40	1,119,842
673,800	4.38%, due 05/15/40	911,367
584,600	3.88%, due 08/15/40	736,231
617,500	4.25%, due 11/15/40	821,371
680,000	4.75%, due 02/15/41	971,231
527,100	4.38%, due 05/15/41	715,579
586,000	3.75%, due 08/15/41	726,182
527,600	3.13%, due 11/15/41	590,088
657,900	3.13%, due 02/15/42	735,409
554,800	3.00%, due 05/15/42	605,035
848,700	2.75%, due 08/15/42	879,797
1,044,900	2.75%, due 11/15/42	1,081,308
1,059,700	3.13%, due 02/15/43	1,178,006
1,492,900	2.88%, due 05/15/43	1,579,675
1,236,800	3.63%, due 08/15/43	1,509,379
1,491,700	3.75%, due 11/15/43	1,861,828
1,502,200	3.63%, due 02/15/44	1,830,572
1,510,400	3.38%, due 05/15/44	1,757,020
1,512,000	3.13%, due 08/15/44	1,676,194
1,511,800	3.00%, due 11/15/44	1,633,453
1,511,600	2.50%, due 02/15/45	1,473,220
1,510,700	3.00%, due 05/15/45	1,630,848
1,510,500	2.88%, due 08/15/45	1,590,627
1,510,900	3.00%, due 11/15/45	1,632,598
539,300	2.50%, due 02/15/46	526,260
	Total Long-Term U.S. Treasury Obligations (Cost $30,360,687)	33,436,127

	Repurchase Agreements (a)(b) — 16.6%
7,929,892	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $7,929,957	7,929,892
	Total Repurchase Agreements (Cost $7,929,892)	7,929,892

	Total Investment Securities (Cost $38,290,579) — 86.6%	41,366,019
	Other assets less liabilities — 13.4%	6,413,705
	Net Assets — 100.0%	$47,779,724

(a)                                 A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At February 29, 2016, the aggregate value of segregated securities was $261,395.

(b)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,081,911
Aggregate gross unrealized depreciation	(14,553)
Net unrealized appreciation	$3,067,358
Federal income tax cost of investments	$38,298,661

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 29, 2016:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. Long Bond Futures Contracts	8	06/21/16	$1,316,250	$2,238

Cash collateral in the amount of $35,200 was pledged to cover margin requirements for open futures contracts as of February 29, 2016.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$37,648,374	05/06/16	Bank of America, N.A.	0.17%	Barclays U.S. 20+ Year Treasury Bond Index	$3,300,698
7,742,452	05/08/17	Citibank, N.A.	0.28%	Barclays U.S. 20+ Year Treasury Bond Index	761,408
8,950,990	04/06/16	Deutsche Bank AG	0.43%	Barclays U.S. 20+ Year Treasury Bond Index	591,508
6,598,959	11/07/16	Morgan Stanley & Co. International PLC	0.43%	Barclays U.S. 20+ Year Treasury Bond Index	675,788
$60,940,775					$5,329,402

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Investment Company — 67.1%
	Mutual Funds — 67.1%
10,208	iShares iBoxx $ High Yield Corporate Bond ETF	$817,457
	Total Investment Company (Cost $918,908)	817,457

Principal Amount
	Repurchase Agreements (a) — 6.7%
$81,194	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $81,194	81,194
	Total Repurchase Agreements (Cost $81,194)	81,194

	Total Investment Securities (Cost $1,000,102) — 73.8%	898,651
	Other assets less liabilities — 26.2%	319,519
	Net Assets — 100.0%	$1,218,170

(a)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(101,451)
Net unrealized depreciation	$(101,451)
Federal income tax cost of investments	$1,000,102

Swap Agreements(2)

Ultra High Yield had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$538,994	02/20/18	Citibank, N.A.	0.18%	iShares® iBoxx $ High Yield Corporate Bond ETF	$(57,120)
330,285	12/07/17	Credit Suisse International	(0.57)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(2,878)
97,162	12/07/16	Deutsche Bank AG	(0.07)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(5,702)
651,901	11/07/16	Goldman Sachs International	0.15%	iShares® iBoxx $ High Yield Corporate Bond ETF	(75,549)
$1,618,342					$(141,249)

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Investment Grade Corporate

Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Shares		Value
	Investment Company — 75.9%
	Mutual Funds — 75.9%
19,225	iShares iBoxx $ Investment Grade Corporate Bond ETF	$2,211,068
	Total Investment Company (Cost $2,276,775)	2,211,068

Principal Amount
	Repurchase Agreements (a) — 15.0%
$438,068	Repurchase Agreements with various counterparties, rates 0.28% - 0.31%, dated 02/29/16, due 03/01/16, total to be received $438,071	438,068
	Total Repurchase Agreements (Cost $438,068)	438,068

	Total Investment Securities (Cost $2,714,843) — 90.9%	2,649,136
	Other assets less liabilities — 9.1%	265,264
	Net Assets — 100.0%	$2,914,400

(a)                                 The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 29, 2016, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(65,707)
Net unrealized depreciation	$(65,707)
Federal income tax cost of investments	$2,714,843

Swap Agreements(2)

Ultra Investment Grade Corporate had the following open swap agreements as of February 29, 2016:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$3,189,846	12/07/17	Credit Suisse International	0.18%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	$26,850
149,121	12/07/17	Deutsche Bank AG	(0.07)%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	729
280,361	12/07/18	Goldman Sachs International	0.75%	iShares® iBoxx $ Investment Grade Corporate Bond ETF	(2,023)
$3,619,328					$25,556

(1)                                 Reflects the floating financing rate, as of February 29, 2016, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)                                 In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

1.    Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 131 operational Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than ProShares DJ Brookfield Global Infrastructure ETF, ProShares S&P 500 Dividend Aristocrats ETF, ProShares S&P MidCap 400 Dividend Aristocrats ETF, ProShares Russell 2000 Dividend Growers ETF, ProShares MSCI EAFE Dividend Growers ETF, ProShares MSCI Europe Dividend Growers ETF, ProShares MSCI Emerging Markets Dividend Growers ETF, ProShares S&P 500® Ex-Energy ETF, ProShares S&P 500® Ex-Financials ETF, ProShares S&P 500® Ex-Health Care ETF, ProShares S&P 500® Ex-Technology ETF, ProShares High Yield-Interest Rate Hedged, ProShares Investment Grade-Interest Rate Hedged and ProShares Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

Basis of Consolidation: The accompanying consolidated Schedule of Portfolio Investments of ProShares Managed Futures Strategy ETF includes the accounts of ProShares Cayman Portfolio I, a wholly-owned subsidiary of ProShares Managed Futures Strategy ETF organized under the laws of the Cayman Islands (the “Subsidiary”), which primarily invests in commodity-related instruments. The Subsidiary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at February 29, 2016 were $614,259, which is 15.3% of ProShares Managed Futures Strategy ETF’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to ProShares Managed Futures Strategy ETF, except that the Subsidiary may invest without limitation in commodity-related instruments.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of ProShares High Yield — Interest Rate Hedged, ProShares Investment Grade — Interest Rate Hedged, ProShares USD Covered Bond, ProShares Short Term USD Emerging Markets Bond ETF, ProShares Managed Futures Strategy ETF, ProShares Inflation Expectations ETF, ProShares CDS North American HY Credit ETF, ProShares CDS Short North American Credit ETF, ProShares Short 7-10 Year Treasury, ProShares Short 20+ Year Treasury, ProShares UltraShort 3-7 Year Treasury, ProShares UltraShort 7-10 Year Treasury, ProShares UltraShort 20+ Year Treasury, ProShares UltraShort TIPS, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV each of ProShares Hedged FTSE Japan ETF, ProShares German Sovereign/Sub-Sovereign ETF, ProShares Hedged FTSE Europe ETF, ProShares MSCI EAFE Dividend Growers ETF and ProShares MSCI Europe Dividend Growers ETF is typically determined at 11:00 a.m., 11:15 a.m., 11:30 a.m., 11:30 a.m., 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:00 p.m., 4:15 p.m., 4:30 p.m., 4:30 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

The Funds had no operations prior to June 19, 2006, other than matters relating to their organization and registration and the sale and issuance to ProShare Advisors LLC (the “Advisor”) of 1,428 shares of the ProShares Short S&P500 at an aggregate price of $100,000.

The following Funds had name changes during the period:

Formerly	Name (effective November 4, 2015)
ProShares UltraPro Short Financials	ProShares UltraPro Short Financial Select Sector
ProShares UltraPro Financials	ProShares UltraPro Financial Select Sector

Formerly	Name (effective April 15, 2016 )
ProShares 30 Year TIPS/TSY Spread	ProShares Inflation Expectations ETF

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Investment Valuation

The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds held by ProShares Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond, commodity and currency futures contracts are generally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreement with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When the Advisor determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•        Level 1— Quoted prices in active markets for identical assets.

•        Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•        Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 3, or Level 2 and 3 as of February 29, 2016, based on levels assigned to securities on May 31, 2015. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of February 29, 2016, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Morningstar Alternatives Solution ETF	$—	$—	$—	$25,885,624	$—	$—	$—	$50,793	$—	$—	$25,936,417	$—
DJ Brookfield Global Infrastructure ETF	27,260,033	—	—	—	—	—	—	23,775	—	—	27,283,808	—
Global Listed Private Equity ETF	10,067,512	—	—	—	—	—	—	44,528	—	—	10,112,040	—
Large Cap Core Plus	320,399,343	—	—	—	—	—	—	21,364,555	4,923,265	—	341,763,898	4,923,265
S&P 500 Dividend Aristocrats ETF	1,189,640,115	—	—	—	—	—	—	522,202	—	—	1,190,162,317	—
S&P MidCap 400 Dividend Aristocrats ETF	18,766,616	—	—	—	—	—	—	17,396	—	—	18,784,012	—
Russell 2000 Dividend Growers ETF	29,677,969	—	—	—	—	—	—	31,111	—	—	29,709,080	—
MSCI EAFE Dividend Growers ETF	15,091,630	—	—	—	—	—	—	—	—	—	15,091,630	—
MSCI Europe Dividend Growers ETF	1,815,529	—	—	—	—	—	—	—	—	—	1,815,529	—
MSCI Emerging Markets Dividend Growers ETF	4,194,681	—	—	76,061	—	—	—	93,367	—	—	4,364,109	—
S&P 500® Ex-Energy ETF	5,992,535	—	—	—	—	—	—	15,143	—	—	6,007,678	—
S&P 500® Ex-Financials ETF	4,029,879	—	—	—	—	—	—	4,485	—	—	4,034,364	—
S&P 500® Ex-Health Care ETF	4,005,737	—	—	—	—	—	—	8,561	—	—	4,014,298	—
S&P 500® Ex-Technology ETF	3,937,662	—	—	—	—	—	—	7,447	—	—	3,945,109	—
Hedged FTSE Europe ETF	22,337,229	106	—	—	—	—	—	1,227	—	(7,105)	22,338,562	(7,105)
Hedged FTSE Japan ETF	19,533,921	—	—	—	—	—	—	6,995	—	(1,555,466)	19,540,916	(1,555,466)
High Yield-Interest Rate Hedged	—	—	58,825	—	—	77,407,596	—	1,429,472	—	—	78,837,068	58,825
Investment Grade-Interest Rate Hedged	—	—	246,487	—	—	123,944,139	—	3,170,623	—	—	127,114,762	246,487

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest		Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
USD Covered Bond	—	—	—	—		—	6,531,653	—	56,390	—	—	6,588,043	—
German Sovereign/Sub-Sovereign ETF	—	—	—	—		—	376,154	3,212,024	19,461	—	—	3,607,639	—
Short Term USD Emerging Markets Bond ETF	—	—	—	—		—	846,945	2,821,896	86,245	—	—	3,755,086	—
Hedge Replication ETF	3,144,632	—	13,108	177	(1)(2)	320	—	27,283,461	6,294,340	347,856	—	36,722,930	360,964
Managed Futures Strategy ETF	—	—	21,231	—		—	—	—	3,364,273	—	—	3,364,273	21,231
Merger ETF	7,895,333	—	—	—		5,436	—	—	237,547	(59,241)	4,961	8,138,316	(54,280)
RAFI® Long/Short	23,443,170	—	—	—		—	—	—	6,328,226	—	—	29,771,396	—
30 Year TIPS/TSY Spread	—	—	—	—		—	2,806,263	—	993,221	(372,819)	—	3,799,484	(372,819)
CDS North American HY Credit ETF	—	—	—	—		—	—	—	1,798,630	4,356	—	1,798,630	4,356
CDS Short North American HY Credit ETF	—	—	—	—		—	—	—	3,763,600	(7,365)	—	3,763,600	(7,365)
Short S&P500®	—	—	7,694,358	—		—	—	2,165,893,916	558,127,867	(39,392,929)	—	2,724,021,783	(31,698,571)
Short QQQ®	—	—	1,412,714	—		—	—	381,824,722	115,719,743	(9,598,342)	—	497,544,465	(8,185,628)
Short Dow30SM	—	—	693,170	—		—	—	254,926,324	62,470,520	749,498	—	317,396,844	1,442,668
Short MidCap400	—	—	51,763	—		—	—	24,985,094	11,256,803	834,585	—	36,241,897	886,348
Short Russell2000	—	—	1,412,423	—		—	—	369,902,815	93,939,953	11,021,685	—	463,842,768	12,434,108
Short SmallCap600	—	—	—	—		—	—	9,997,861	2,486,234	785,386	—	12,484,095	785,386
UltraShort S&P500®	—	—	5,526,586	—		—	—	1,225,633,714	301,394,466	(46,004,732)	—	1,527,028,180	(40,478,146)
UltraShort QQQ®	—	—	748,638	—		—	—	311,944,592	73,231,390	(14,867,226)	—	385,175,982	(14,118,588)
UltraShort Dow30SM	—	—	532,366	—		—	—	204,933,093	44,606,710	(7,125,256)	—	249,539,803	(6,592,890)
UltraShort MidCap400	—	—	51,154	—		—	—	—	7,037,868	673,276	—	7,037,868	724,430
UltraShort Russell2000	—	—	741,903	—		—	—	123,961,402	27,116,717	32,567,386	—	151,078,119	33,309,289
UltraShort SmallCap600	—	—	—	—		—	—	—	3,374,176	469,276	—	3,374,176	469,276
UltraPro Short S&P500®	—	—	3,273,922	—		—	—	479,807,498	133,323,360	(17,741,870)	—	613,130,858	(14,467,948)
UltraPro Short QQQ®	—	—	956,719	—		—	—	259,873,731	77,109,563	41,231,162	—	336,983,294	42,187,881
UltraPro Short Dow30SM	—	—	351,560	—		—	—	104,967,635	34,338,799	(1,093,135)	—	139,306,434	(741,575)

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Short MidCap400	—	—	19,075	—	—	—	—	5,667,140	51,764	—	5,667,140	70,839
UltraPro Short Russell2000	—	—	340,169	—	—	—	44,977,028	25,633,581	277,669	—	70,610,609	617,838
Short Basic Materials	—	—	—	—	—	—	—	13,723,173	(582,522)	—	13,723,173	(582,522)
Short Financials	—	—	—	—	—	—	17,998,156	20,641,338	2,248,479	—	38,639,494	2,248,479
Short Oil & Gas	—	—	—	—	—	—	—	8,808,276	2,286,172	—	8,808,276	2,286,172
Short Real Estate	—	—	—	—	—	—	19,980,280	7,430,998	(2,926,149)	—	27,411,278	(2,926,149)
Short S&P Regional Banking	—	—	—	—	—	—	—	2,519,973	173,620	—	2,519,973	173,620
UltraShort Basic Materials	—	—	—	—	—	—	—	11,234,353	(1,138,147)	—	11,234,353	(1,138,147)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	—	66,982,265	27,657,615	34,580,835	—	94,639,880	34,580,835
UltraShort Consumer Goods	—	—	—	—	—	—	—	2,224,225	(192,848)	—	2,224,225	(192,848)
UltraShort Consumer Services	—	—	—	—	—	—	73,999	3,727,014	(188,295)	—	3,801,013	(188,295)
UltraShort Financials	—	—	—	—	—	—	51,977,999	9,578,588	4,425,413	—	61,556,587	4,425,413
UltraShort Gold Miners	—	—	—	—	—	—	—	630,451	(16,529)	—	630,451	(16,529)
UltraShort Junior Miners	—	—	—	—	—	—	—	255,614	(17,441)	—	255,614	(17,441)
UltraShort Health Care	—	—	—	—	—	—	—	4,238,878	518,170	—	4,238,878	518,170
UltraShort Homebuilders & Supplies	—	—	—	—	—	—	—	1,777,225	247,483	—	1,777,225	247,483
UltraShort Industrials	—	—	—	—	—	—	—	5,105,103	324,517	—	5,105,103	324,517
UltraShort Oil & Gas	—	—	—	—	—	—	35,967,696	8,838,986	1,188,332	—	44,806,682	1,188,332
UltraShort Oil & Gas Exploration & Production	—	—	—	—	—	—	—	1,550,602	402,658	—	1,550,602	402,658
UltraShort Real Estate	—	—	—	—	—	—	31,983,172	7,651,550	(1,879,055)	—	39,634,722	(1,879,055)
UltraShort Semiconductors	—	—	—	—	—	—	1,699,993	1,464,270	(275,892)	—	3,164,263	(275,892)
UltraShort Technology	—	—	—	—	—	—	—	4,954,577	1,083,378	—	4,954,577	1,083,378
UltraShort Utilities	—	—	—	—	—	—	—	2,002,482	(1,193,986)	—	2,002,482	(1,193,986)

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	—	5,248,982	4,564,706	—	5,248,982	4,564,706
UltraPro Short Financial Select Sector	—	—	—	—	—	—	—	504,778	1,480,361	—	504,778	1,480,361
Short MSCI EAFE	—	—	—	—	—	—	64,978,783	17,511,455	(1,296,233)	—	82,490,238	(1,296,233)
Short MSCI Emerging Markets	—	—	—	—	—	—	332,799,125	83,021,824	13,959,223	—	415,820,949	13,959,223
Short FTSE China 50	—	—	—	—	—	—	—	12,180,136	386,288	—	12,180,136	386,288
UltraShort MSCI EAFE	—	—	—	—	—	—	—	4,798,072	1,051,658	—	4,798,072	1,051,658
UltraShort MSCI Emerging Markets	—	—	—	—	—	—	65,983,808	16,903,888	2,228,388	—	82,887,696	2,228,388
UltraShort FTSE Europe	—	—	—	—	—	—	17,986,724	13,684,235	9,653,342	—	31,670,959	9,653,342
UltraShort MSCI Pacific ex-Japan	—	—	—	—	—	—	—	917,333	81	—	917,333	81
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	—	8,896,716	4,550,842	—	8,896,716	4,550,842
UltraShort FTSE China 50	—	—	—	—	—	—	50,979,349	13,767,136	18,088,317	—	64,746,485	18,088,317
UltraShort MSCI Japan	—	—	—	—	—	—	—	9,976,878	2,667,257	—	9,976,878	2,667,257
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	—	1,586,927	(184,481)	—	1,586,927	(184,481)
Short 7-10 Year Treasury	—	—	(1,228)	—	—	—	27,988,424	3,968,003	(1,713,040)	—	31,956,427	(1,714,268)
Short 20+ Year Treasury	—	—	(16,894)	—	—	—	549,700,143	127,451,720	(73,436,418)	—	677,151,863	(73,453,312)
Short High Yield	—	—	—	—	—	—	193,938,124	52,131,536	(6,353,650)	—	246,069,660	(6,353,650)
Short Investment Grade Corporate	—	—	—	—	—	—	—	2,635,996	(75,039)	—	2,635,996	(75,039)
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	—	2,571,247	(155,209)	—	2,571,247	(155,209)
UltraShort 7-10 Year Treasury	—	—	(5,933)	—	—	—	159,905,395	16,996,914	(17,879,565)	—	176,902,309	(17,885,498)
UltraShort 20+ Year Treasury	—	—	(34,391)	—	—	—	1,996,520,641	483,001,749	(481,538,408)	—	2,479,522,390	(481,572,799)
UltraShort TIPS	—	—	—	—	—	—	—	1,063,936	(6,772)	—	1,063,936	(6,772)

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest		Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Short 20+ Year Treasury	—	—	(603)	—		—	—	—	72,990,182	(10,549,579)	—	72,990,182	(10,550,182)
Ultra S&P500®	1,319,301,688	—	3,586,358	—		—	—	230,869,065	82,264,687	(42,526,908)	—	1,632,435,440	(38,940,550)
Ultra QQQ®	728,199,843	—	2,157,208	—		—	—	114,929,302	25,480,136	(45,521,427)	—	868,609,281	(43,364,219)
Ultra Dow30SM	204,481,134	—	275,084	—		—	—	16,983,238	17,676,519	(12,498,941)	—	239,140,891	(12,223,857)
Ultra MidCap400	90,970,767	—	(73,343)	—		—	—	9,992,170	6,106,417	(6,956,092)	—	107,069,354	(7,029,435)
Ultra Russell2000	117,532,954	—	300,764	8,185	(1)(2)	138,507	—	21,989,278	17,890,364	(22,079,216)	—	157,559,288	(21,778,452)
Ultra SmallCap600	13,235,201	—	—	—		—	—	—	1,303,812	574,834	—	14,539,013	574,834
UltraPro S&P500®	682,953,021	—	1,604,388	—		—	—	—	97,952,117	99,094,401	—	780,905,138	100,698,789
UltraPro QQQ®	1,049,345,133	—	3,631,743	—		—	—	—	100,250,592	192,220,932	—	1,149,595,725	195,852,675
UltraPro Dow30SM	158,483,990	—	436,733	—		—	—	—	9,315,406	14,765,367	—	167,799,396	15,202,100
UltraPro MidCap400	16,284,780	—	53,444	—		—	—	—	1,501,904	2,750,176	—	17,786,684	2,803,620
UltraPro Russell2000	48,672,873	—	220,374	2,823	(1)(2)	12,833	—	—	1,066,456	14,736,363	—	49,754,985	14,956,737
Ultra Basic Materials	37,968,692	—	—	—		—	—	—	6,560,699	(5,035,361)	—	44,529,391	(5,035,361)
Ultra Nasdaq Biotechnology	300,276,194	—	—	—		—	—	—	149,136,786	(48,738,444)	—	449,412,980	(48,738,444)
Ultra Consumer Goods	12,617,661	—	—	—		—	—	—	784,268	1,534,417	—	13,401,929	1,534,417
Ultra Consumer Services	15,821,179	—	—	—		—	—	—	1,933,252	1,189,891	—	17,754,431	1,189,891
Ultra Financials	513,256,607	—	—	—		—	—	125,963,082	38,621,289	(104,189,696)	—	677,840,978	(104,189,696)
Ultra Gold Miners	1,282,530	—	—	—		—	—	—	1,064,593	895,275	—	2,347,123	895,275
Ultra Junior Miners	1,459,410	—	—	—		—	—	—	1,182,112	910,505	—	2,641,522	910,505
Ultra Health Care	73,663,011	—	—	—		5,760	—	—	6,783,861	15,377,267	—	80,452,632	15,377,267
Ultra Homebuilders & Supplies	1,894,474	—	—	—		—	—	—	649,744	(333,458)	—	2,544,218	(333,458)
Ultra Industrials	14,436,160	—	—	—		—	—	—	1,212,759	1,433,849	—	15,648,919	1,433,849
Ultra Oil & Gas	127,311,529	—	—	—		—	—	15,984,224	11,301,630	(17,772,065)	—	154,597,383	(17,772,065)
Ultra Oil & Gas Exploration & Production	637,715	—	—	—		—	—	—	375,574	(898,246)	—	1,013,289	(898,246)
Ultra Real Estate	144,728,102	—	—	—		—	—	4,999,633	6,104,524	41,852,362	—	155,832,259	41,852,362
Ultra S&P Regional Banking	5,985,244	—	—	—		—	—	—	1,605,934	(984,980)	—	7,591,178	(984,980)
Ultra Semiconductors	16,587,114	—	—	—		—	—	—	4,949,840	(2,216,625)	—	21,536,954	(2,216,625)
Ultra Technology	74,952,798	—	—	—		—	—	—	7,549,486	10,272,366	—	82,502,284	10,272,366
Ultra Telecommunications	3,571,341	—	—	—		17,370	—	—	342,737	457,766	—	3,931,448	457,766
Ultra Utilities	13,861,010	—	—	—		—	—	—	2,709,409	1,171,160	—	16,570,419	1,171,160
UltraPro Nasdaq Biotechnology	27,113,512	—	—	—		—	—	—	10,995,368	(16,947,793)	—	38,108,880	(16,947,793)

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs							Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	Long-Term U.S. Treasury Obligations/ Corporate Bonds	U.S./Sovereign Government & Agency Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
UltraPro Financial Select Sector	5,128,167	—	—	—	—	—	—	743,135	545,773	—	5,871,302	545,773
Ultra MSCI EAFE	—	—	—	—	—	—	15,994,112	4,767,865	(6,967,850)	—	20,761,977	(6,967,850)
Ultra MSCI Emerging Markets	—	—	—	—	—	—	—	9,724,194	(7,442,666)	—	9,724,194	(7,442,666)
Ultra FTSE Europe	—	—	—	—	—	—	7,998,753	5,256,587	(4,681,635)	—	13,255,340	(4,681,635)
Ultra MSCI Pacific ex-Japan	—	—	—	—	—	—	—	605,921	(133,306)	—	605,921	(133,306)
Ultra MSCI Brazil Capped	—	—	—	—	—	—	—	2,520,908	(4,320,157)	—	2,520,908	(4,320,157)
Ultra FTSE China 50	—	—	—	—	—	—	6,998,503	5,179,384	(8,552,906)	—	12,177,887	(8,552,906)
Ultra MSCI Japan	—	—	—	—	—	—	—	8,610,015	(160,377)	—	8,610,015	(160,377)
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	1,999,991	540,411	(1,510,160)	—	2,540,402	(1,510,160)
Ultra 7-10 Year Treasury	—	—	865	—	—	55,360,171	7,998,753	6,117,502	(3,176,239)	—	69,476,426	(3,175,374)
Ultra 20+ Year Treasury	—	—	2,238	—	—	33,436,127	—	7,929,892	5,329,402	—	41,366,019	5,331,640
Ultra High Yield	817,457	—	—	—	—	—	—	81,194	(141,249)	—	898,651	(141,249)
Ultra Investment Grade Corporate	2,211,068	—	—	—	—	—	—	438,068	25,556	—	2,649,136	25,556

*    These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1) Common Stocks (6D Global Technologies, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ trading halt imposed on September 10, 2015.

(2) Common Stocks (United Development Funding IV) transferred from Level 1 to Level 2 during the period due to a NASDAQ trading halt imposed on February 18, 2016.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the ProShares Global Listed Private Equity ETF, ProShares Merger ETF, ProShares DJ Brookfield Global Infrastructure ETF and ProShares MSCI Emerging Markets Dividend Growers ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 29, 2016, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.30%, dated 02/29/16, due 03/01/16 (1)	BNP Paribas Securities Corp., 0.29%, dated 02/29/16 due 03/01/16 (2)	BNP Paribas Securities Corp., 0.30%, dated 02/29/16 due 03/01/16 (3)	Credit Suisse (USA) LLC, 0.30%, dated 02/29/16 due 03/01/16 (4)	Credit Suisse (USA) LLC, 0.31%, dated 02/29/16 due 03/01/16 (5)	ING Financial Markets LLC, 0.28%, dated 02/29/16 due 03/01/16 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, dated 02/29/16 due 03/01/16 (7)	Total
Morningstar Alternatives Solution ETF	$5,616	$10,483	$4,493	$6,739	$997	$10,484	$11,981	$50,793
DJ Brookfield Global Infrastructure ETF	2,629	4,907	2,103	3,154	467	4,907	5,608	23,775
Global Listed Private Equity ETF	4,923	9,190	3,939	5,908	874	9,190	10,504	44,528
Large Cap Core Plus	2,362,234	4,409,504	1,889,787	2,834,681	419,412	4,409,504	5,039,433	21,364,555
S&P 500 Dividend Aristocrats ETF	57,739	107,779	46,191	69,287	10,251	107,779	123,176	522,202
S&P MidCap 400 Dividend Aristocrats ETF	1,923	3,590	1,539	2,308	342	3,591	4,103	17,396
Russell 2000 Dividend Growers ETF	3,440	6,421	2,752	4,128	611	6,421	7,338	31,111
MSCI Emerging Markets Dividend Growers ETF	10,323	19,271	8,259	12,388	1,833	19,270	22,023	93,367
S&P 500® Ex-Energy ETF	1,674	3,125	1,339	2,010	297	3,126	3,572	15,143
S&P 500® Ex-Financials ETF	496	926	396	595	88	926	1,058	4,485
S&P 500® Ex-Health Care ETF	947	1,767	757	1,136	168	1,767	2,019	8,561
S&P 500® Ex-Technology ETF	823	1,537	659	988	146	1,537	1,757	7,447
Hedged FTSE Europe ETF	136	253	109	163	24	253	289	1,227
Hedged FTSE Japan ETF	773	1,444	619	928	137	1,444	1,650	6,995
High Yield-Interest Rate Hedged	158,054	295,034	126,442	189,665	28,062	295,034	337,181	1,429,472
Investment Grade—Interest Rate Hedged	350,569	654,396	280,455	420,683	62,243	654,396	747,881	3,170,623
USD Covered Bond	6,235	11,638	4,988	7,482	1,107	11,639	13,301	56,390
German Sovereign/Sub-Sovereign ETF	2,152	4,017	1,721	2,582	382	4,017	4,590	19,461
Short Term USD Emerging Markets Bond ETF	9,536	17,800	7,629	11,443	1,693	17,800	20,344	86,245
Hedge Replication ETF	695,952	1,299,110	556,762	835,142	123,565	1,299,111	1,484,698	6,294,340
Managed Futures Strategy ETF	371,981	694,364	297,583	446,377	66,045	694,364	793,559	3,364,273
Merger ETF	26,265	49,028	21,012	31,518	4,663	49,028	56,033	237,547
RAFI® Long/Short	699,699	1,306,104	559,759	839,638	124,231	1,306,104	1,492,691	6,328,226
30 Year TIPS/TSY Spread	109,818	204,995	87,855	131,782	19,498	204,994	234,279	993,221
CDS North American HY Credit ETF	198,871	371,225	159,097	238,645	35,309	371,225	424,258	1,798,630
CDS Short North American HY Credit ETF	416,133	776,782	332,907	499,360	73,884	776,782	887,752	3,763,600
Short S&P500®	61,711,032	115,193,926	49,368,825	74,053,238	10,956,718	115,193,926	131,650,202	558,127,867
Short QQQ®	12,794,890	23,883,795	10,235,912	15,353,868	2,271,717	23,883,795	27,295,766	115,719,743
Short Dow30SM	6,907,235	12,893,505	5,525,788	8,288,682	1,226,371	12,893,505	14,735,434	62,470,520
Short MidCap400	1,244,641	2,323,330	995,713	1,493,569	220,985	2,323,330	2,655,235	11,256,803
Short Russell2000	10,386,744	19,388,589	8,309,395	12,464,093	1,844,154	19,388,590	22,158,388	93,939,953
Short SmallCap600	274,898	513,142	219,918	329,877	48,808	513,142	586,449	2,486,234
UltraShort S&P500®	33,324,556	62,205,838	26,659,645	39,989,467	5,916,734	62,205,839	71,092,387	301,394,466
UltraShort QQQ®	8,097,042	15,114,478	6,477,633	9,716,450	1,437,620	15,114,478	17,273,689	73,231,390
UltraShort Dow30SM	4,932,071	9,206,532	3,945,657	5,918,485	875,683	9,206,531	10,521,751	44,606,710
UltraShort MidCap400	778,162	1,452,570	622,530	933,795	138,162	1,452,570	1,660,079	7,037,868
UltraShort Russell2000	2,998,239	5,596,712	2,398,591	3,597,886	532,334	5,596,712	6,396,243	27,116,717
UltraShort SmallCap600	373,076	696,408	298,460	447,691	66,239	696,408	795,894	3,374,176
UltraPro Short S&P500®	14,741,285	27,517,066	11,793,028	17,689,543	2,617,297	27,517,066	31,448,075	133,323,360
UltraPro Short QQQ®	8,525,844	15,914,907	6,820,675	10,231,012	1,513,753	15,914,907	18,188,465	77,109,563

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.30%, dated 02/29/16, due 03/01/16 (1)	BNP Paribas Securities Corp., 0.29%, dated 02/29/16 due 03/01/16 (2)	BNP Paribas Securities Corp., 0.30%, dated 02/29/16 due 03/01/16 (3)	Credit Suisse (USA) LLC, 0.30%, dated 02/29/16 due 03/01/16 (4)	Credit Suisse (USA) LLC, 0.31%, dated 02/29/16 due 03/01/16 (5)	ING Financial Markets LLC, 0.28%, dated 02/29/16 due 03/01/16 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, dated 02/29/16 due 03/01/16 (7)	Total
UltraPro Short Dow30SM	3,796,769	7,087,303	3,037,415	4,556,123	674,112	7,087,303	8,099,774	34,338,799
UltraPro Short MidCap400	626,604	1,169,660	501,283	751,925	111,253	1,169,660	1,336,755	5,667,140
UltraPro Short Russell2000	2,834,251	5,290,603	2,267,401	3,401,102	503,218	5,290,603	6,046,403	25,633,581
Short Basic Materials	1,517,343	2,832,373	1,213,874	1,820,811	269,402	2,832,373	3,236,997	13,723,173
Short Financials	2,282,270	4,260,237	1,825,816	2,738,722	405,214	4,260,237	4,868,842	20,641,338
Short Oil & Gas	973,913	1,817,970	779,130	1,168,696	172,917	1,817,970	2,077,680	8,808,276
Short Real Estate	821,631	1,533,709	657,304	985,956	145,879	1,533,709	1,752,810	7,430,998
Short S&P Regional Banking	278,627	520,106	222,903	334,354	49,470	520,106	594,407	2,519,973
UltraShort Basic Materials	1,242,159	2,318,697	993,727	1,490,591	220,544	2,318,697	2,649,938	11,234,353
UltraShort Nasdaq Biotechnology	3,058,044	5,708,350	2,446,436	3,669,654	542,952	5,708,350	6,523,829	27,657,615
UltraShort Consumer Goods	245,928	459,065	196,742	295,113	43,665	459,065	524,647	2,224,225
UltraShort Consumer Services	412,088	769,231	329,670	494,506	73,167	769,231	879,121	3,727,014
UltraShort Financials	1,059,084	1,976,958	847,268	1,270,901	188,039	1,976,958	2,259,380	9,578,588
UltraShort Gold Miners	69,708	130,121	55,765	83,649	12,377	130,121	148,710	630,451
UltraShort Junior Miners	28,263	52,757	22,610	33,915	5,018	52,757	60,294	255,614
UltraShort Health Care	468,684	874,877	374,947	562,421	83,213	874,877	999,859	4,238,878
UltraShort Homebuilders & Supplies	196,504	366,808	157,202	235,805	34,889	366,808	419,209	1,777,225
UltraShort Industrials	564,461	1,053,660	451,568	677,353	100,218	1,053,660	1,204,183	5,105,103
UltraShort Oil & Gas	977,308	1,824,309	781,847	1,172,770	173,520	1,824,309	2,084,923	8,838,986
UltraShort Oil & Gas Exploration & Production	171,447	320,034	137,158	205,736	30,440	320,034	365,753	1,550,602
UltraShort Real Estate	846,016	1,579,230	676,813	1,015,218	150,209	1,579,230	1,804,834	7,651,550
UltraShort Semiconductors	161,901	302,216	129,521	194,282	28,745	302,216	345,389	1,464,270
UltraShort Technology	547,817	1,022,592	438,254	657,381	97,264	1,022,592	1,168,677	4,954,577
UltraShort Utilities	221,410	413,299	177,128	265,693	39,311	413,299	472,342	2,002,482
UltraPro Short Nasdaq Biotechnology	580,369	1,083,356	464,295	696,443	103,044	1,083,355	1,238,120	5,248,982
UltraPro Short Financial Select Sector	55,812	104,183	44,650	66,975	9,909	104,183	119,066	504,778
Short MSCI EAFE	1,936,205	3,614,249	1,548,964	2,323,446	343,771	3,614,249	4,130,571	17,511,455
Short MSCI Emerging Markets	9,179,550	17,135,159	7,343,640	11,015,459	1,629,818	17,135,159	19,583,039	83,021,824
Short FTSE China 50	1,346,731	2,513,900	1,077,386	1,616,079	239,111	2,513,900	2,873,029	12,180,136
UltraShort MSCI EAFE	530,513	990,291	424,410	636,614	94,192	990,291	1,131,761	4,798,072
UltraShort MSCI Emerging Markets	1,869,028	3,488,851	1,495,222	2,242,833	331,844	3,488,851	3,987,259	16,903,888
UltraShort FTSE Europe	1,513,037	2,824,336	1,210,430	1,815,645	268,638	2,824,336	3,227,813	13,684,235
UltraShort MSCI Pacific ex-Japan	101,428	189,332	81,142	121,712	18,008	189,332	216,379	917,333
UltraShort MSCI Brazil Capped	983,691	1,836,224	786,953	1,180,430	174,653	1,836,224	2,098,541	8,896,716
UltraShort FTSE China 50	1,522,203	2,841,446	1,217,763	1,826,645	270,265	2,841,446	3,247,368	13,767,136
UltraShort MSCI Japan	1,103,123	2,059,162	882,498	1,323,747	195,858	2,059,162	2,353,328	9,976,878
UltraShort MSCI Mexico Capped IMI	175,463	327,531	140,371	210,557	31,153	327,531	374,321	1,586,927
Short 7-10 Year Treasury	438,733	818,970	350,987	526,481	77,897	818,970	935,965	3,968,003
Short 20+ Year Treasury	14,092,071	26,305,198	11,273,656	16,910,484	2,502,030	26,305,198	30,063,083	127,451,720
Short High Yield	5,764,075	10,759,607	4,611,260	6,916,890	1,023,404	10,759,607	12,296,693	52,131,536

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.30%, dated 02/29/16, due 03/01/16 (1)	BNP Paribas Securities Corp., 0.29%, dated 02/29/16 due 03/01/16 (2)	BNP Paribas Securities Corp., 0.30%, dated 02/29/16 due 03/01/16 (3)	Credit Suisse (USA) LLC, 0.30%, dated 02/29/16 due 03/01/16 (4)	Credit Suisse (USA) LLC, 0.31%, dated 02/29/16 due 03/01/16 (5)	ING Financial Markets LLC, 0.28%, dated 02/29/16 due 03/01/16 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, dated 02/29/16 due 03/01/16 (7)	Total
Short Investment Grade Corporate	291,457	544,052	233,165	349,748	51,748	544,052	621,774	2,635,996
UltraShort 3-7 Year Treasury	284,297	530,689	227,438	341,157	50,477	530,688	606,501	2,571,247
UltraShort 7-10 Year Treasury	1,879,313	3,508,051	1,503,451	2,255,176	333,670	3,508,051	4,009,202	16,996,914
UltraShort 20+ Year Treasury	53,404,494	99,688,389	42,723,595	64,085,393	9,481,902	99,688,389	113,929,587	483,001,749
UltraShort TIPS	117,638	219,589	94,110	141,165	20,886	219,589	250,959	1,063,936
UltraPro Short 20+ Year Treasury	8,070,372	15,064,694	6,456,298	9,684,446	1,432,885	15,064,694	17,216,793	72,990,182
Ultra S&P500®	9,095,835	16,978,891	7,276,668	10,915,001	1,614,954	16,978,891	19,404,447	82,264,687
Ultra QQQ®	2,817,285	5,258,933	2,253,828	3,380,742	500,206	5,258,933	6,010,209	25,480,136
Ultra Dow30SM	1,954,456	3,648,318	1,563,565	2,345,347	347,011	3,648,317	4,169,505	17,676,519
Ultra MidCap400	675,174	1,260,324	540,139	810,209	119,876	1,260,324	1,440,371	6,106,417
Ultra Russell2000	1,978,100	3,692,454	1,582,480	2,373,720	351,209	3,692,454	4,219,947	17,890,364
Ultra SmallCap600	144,160	269,098	115,328	172,992	25,595	269,098	307,541	1,303,812
UltraPro S&P500®	10,830,361	20,216,674	8,664,289	12,996,432	1,922,917	20,216,674	23,104,770	97,952,117
UltraPro QQQ®	11,084,498	20,691,064	8,867,599	13,301,398	1,968,039	20,691,064	23,646,930	100,250,592
UltraPro Dow30SM	1,029,984	1,922,639	823,988	1,235,982	182,873	1,922,639	2,197,301	9,315,406
UltraPro MidCap400	166,062	309,983	132,850	199,275	29,484	309,983	354,267	1,501,904
UltraPro Russell2000	117,916	220,109	94,333	141,499	20,936	220,109	251,554	1,066,456
Ultra Basic Materials	725,403	1,354,085	580,322	870,483	128,794	1,354,085	1,547,527	6,560,699
Ultra Nasdaq Biotechnology	16,489,743	30,780,853	13,191,794	19,787,691	2,927,734	30,780,853	35,178,118	149,136,786
Ultra Consumer Goods	86,715	161,868	69,372	104,058	15,396	161,868	184,991	784,268
Ultra Consumer Services	213,756	399,011	171,005	256,507	37,952	399,010	456,011	1,933,252
Ultra Financials	4,270,275	7,971,180	3,416,220	5,124,330	758,182	7,971,181	9,109,921	38,621,289
Ultra Gold Miners	117,710	219,725	94,168	141,252	20,899	219,725	251,114	1,064,593
Ultra Junior Miners	130,704	243,981	104,563	156,844	23,206	243,980	278,834	1,182,112
Ultra Health Care	750,077	1,400,144	600,062	900,093	133,175	1,400,144	1,600,166	6,783,861
Ultra Homebuilders & Supplies	71,841	134,103	57,473	86,209	12,755	134,103	153,260	649,744
Ultra Industrials	134,092	250,305	107,274	160,911	23,808	250,305	286,064	1,212,759
Ultra Oil & Gas	1,249,598	2,332,582	999,678	1,499,517	221,865	2,332,582	2,665,808	11,301,630
Ultra Oil & Gas Exploration & Production	41,526	77,516	33,221	49,832	7,373	77,516	88,590	375,574
Ultra Real Estate	674,964	1,259,934	539,972	809,957	119,839	1,259,934	1,439,924	6,104,524
Ultra S&P Regional Banking	177,565	331,454	142,052	213,078	31,526	331,454	378,805	1,605,934
Ultra Semiconductors	547,293	1,021,615	437,835	656,752	97,171	1,021,615	1,167,559	4,949,840
Ultra Technology	834,731	1,558,164	667,785	1,001,677	148,206	1,558,164	1,780,759	7,549,486
Ultra Telecommunications	37,896	70,739	30,317	45,475	6,728	70,739	80,843	342,737
Ultra Utilities	299,574	559,204	239,659	359,488	53,189	559,204	639,091	2,709,409
UltraPro Nasdaq Biotechnology	1,215,734	2,269,372	972,588	1,458,882	215,852	2,269,372	2,593,568	10,995,368
UltraPro Financial Select Sector	82,167	153,378	65,733	98,600	14,589	153,378	175,290	743,135
Ultra MSCI EAFE	527,173	984,056	421,738	632,608	93,599	984,056	1,124,635	4,767,865
Ultra MSCI Emerging Markets	1,075,184	2,007,010	860,147	1,290,220	190,898	2,007,010	2,293,725	9,724,194
Ultra FTSE Europe	581,210	1,084,925	464,968	697,452	103,193	1,084,925	1,239,914	5,256,587

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Fund Name	Barclays Capital, Inc., 0.30%, dated 02/29/16, due 03/01/16 (1)	BNP Paribas Securities Corp., 0.29%, dated 02/29/16 due 03/01/16 (2)	BNP Paribas Securities Corp., 0.30%, dated 02/29/16 due 03/01/16 (3)	Credit Suisse (USA) LLC, 0.30%, dated 02/29/16 due 03/01/16 (4)	Credit Suisse (USA) LLC, 0.31%, dated 02/29/16 due 03/01/16 (5)	ING Financial Markets LLC, 0.28%, dated 02/29/16 due 03/01/16 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, dated 02/29/16 due 03/01/16 (7)	Total
Ultra MSCI Pacific ex-Japan	66,995	125,058	53,596	80,395	11,895	125,058	142,924	605,921
Ultra MSCI Brazil Capped	278,732	520,299	222,985	334,478	49,488	520,299	594,627	2,520,908
Ultra FTSE China 50	572,674	1,068,991	458,139	687,207	101,678	1,068,991	1,221,704	5,179,384
Ultra MSCI Japan	951,991	1,777,050	761,593	1,142,391	169,025	1,777,050	2,030,915	8,610,015
Ultra MSCI Mexico Capped IMI	59,753	111,537	47,802	71,702	10,609	111,537	127,471	540,411
Ultra 7-10 Year Treasury	676,400	1,262,612	541,120	811,679	120,094	1,262,612	1,442,985	6,117,502
Ultra 20+ Year Treasury	876,791	1,636,678	701,433	1,052,150	155,673	1,636,678	1,870,489	7,929,892
Ultra High Yield	8,977	16,758	7,182	10,773	1,594	16,758	19,152	81,194
Ultra Investment Grade Corporate	48,436	90,414	38,749	58,124	8,600	90,414	103,331	438,068
	$375,000,000	$700,000,000	$300,000,000	$450,000,000	$66,580,788	$700,000,000	$800,000,000	$3,391,580,788

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 29, 2016 as follows:

(1) U.S. Treasury Bonds, 0%, due 11/15/22 to 11/15/27; U.S. Treasury Notes, 1.38% to 2.25%, due 09/30/20 to 11/15/25, which had an aggregate value at the Trust level of $382,500,004.

(2)  U.S. Treasury Bills, 0%, due 07/21/16 to 01/05/17; U.S. Treasury Bonds, 0% to 8.88%, due 05/15/17 to 02/15/45; U.S. Treasury Notes, 0.13% to 3.50%, due 08/31/16 to 11/15/23, which had an aggregate value at the Trust level of $714,000,000.

(3)  Federal Farm Credit Bank, 0% to 5.13%, due 03/28/16 to 06/16/32; Federal Home Loan Bank, 0.42% to 5.63%, due 03/30/16 to 09/07/32; Federal Home Loan Mortgage Corp., 0% to 3.54%, due 03/08/17 to 05/04/37; Federal National Mortgage Association, 0.45% to 8.20%, due 03/10/16 to 06/25/27; U.S. Treasury Bills, 0%, due 03/03/16 to 04/28/16; U.S. Treasury Bonds, 0%, due 08/15/26 to 08/15/39; U.S. Treasury Notes, 0.88% to 3.38%, due 05/31/16 to 05/15/23, which had an aggregate value at the Trust level of $306,000,000.

(4)  U.S. Treasury Bonds, 0.63% to 3.88%, due 01/15/25 to 02/15/45, which had an aggregate value at the Trust level of $459,005,045.

(5)  U.S. Treasury Bonds, 0%, due 05/15/16 to 05/15/45, which had an aggregate value at the Trust level of $67,916,692.

(6)  Federal Farm Credit Bank, 4.88%, due 01/17/17; Federal Home Loan Bank, 2.25%, due 11/07/22; Federal Home Loan Mortgage Corp., 1.75% to 3.75%, due 03/27/19 to 01/13/22; Federal National Mortgage Association, 0.88% to 1.88%, due 09/25/17 to 02/19/19; Government National Mortgage Association, 3.50%, due 02/20/41; U.S. Treasury Bonds, 0% to 4.50%, due 08/15/28 to 02/15/46; U.S. Treasury Notes, 0.13% to 4.75%, due 07/15/16 to 02/15/26, which had an aggregate value at the Trust level of $714,007,876.

(7) U.S. Treasury Bonds, 0%, due 05/15/19 to 02/15/46, which had an aggregate value at the Trust level of $816,000,000.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

Certain Funds may invest in REITs which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Covered Bonds, and foreign and U.S. investment grade corporate debt securities. Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

Covered Bonds

ProShares USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a “cover pool”), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

ProShares German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments’ issuers. ProShares Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective. CDS North American HY Credit ETF and CDS Short North American HY Credit ETF, which are actively managed, seek to obtain long or inverse exposure to the credit of debt issuers, respectively, primarily through the use of derivative instruments. ProShares Managed Futures Strategy ETF, also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments.

In connection with its management of certain series of the Trust included in this report (ProShares Managed Futures Strategy ETF, ProShares UltraShort S&P500®, ProShares UltraShort QQQ®, ProShares UltraShort Dow30SM, ProShares UltraShort MidCap400, ProShares UltraShort SmallCap600, ProShares UltraPro Short S&P500®, ProShares UltraPro Short QQQ®, ProShares UltraShort Basic Materials, ProShares UltraShort Financials, ProShares UltraShort Utilities, ProShares UltraPro S&P500®, ProShares UltraPro QQQ, ProShares UltraPro Dow30sm, ProShares UltraPro Financial Select Sector, ProShares UltraPro Short NASDAQ Biotechnology, ProShares UltraPro Russell2000 and ProShares UltraPro NASDAQ Biotechnology (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Hedged FTSE Europe ETF	103%
RAFI® Long/Short	105%
Ultra SmallCap600	129%
UltraPro QQQ®	238%
UltraPro Dow30sm	231%
UltraPro MidCap400	234%
UltraPro Russell2000	249%
Ultra Basic Materials	124%
Ultra Technology	131%
UltraPro Nasdaq Biotechnology	219%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions also may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements”.

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than ProShares USD Covered Bond and ProShares German Sovereign/Sub-Sovereign ETF may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

ProShares CDS North American HY Credit ETF and ProShares CDS Short North American HY Credit ETF Funds primarily invest in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred. If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity. CDS are designed to reflect changes in credit quality, including events of default. The ProShares CDS North American HY Credit ETF will normally be a “seller” of credit protection on North American high yield debt issuers through index-based CDS. The ProShares CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. In connection with CDS in which a Fund is a “buyer”, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund’s maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a “seller”, however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The variation margin payment also includes the daily portion of the periodic payment stream.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on February 29, 2016 contractually terminate within 34 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index (except for CDS North American HY Credit ETF and CDS Short North American HY Credit ETF, which seek to provide long or inverse exposure, respectively, to the credit of debt issuers and ProShares Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets), the derivatives utilized are aligned to the same primary risk. The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by ProShares Hedged FTSE Europe ETF, ProShares Hedged FTSE Japan ETF, ProShares Merger ETF and for the currency futures contracts held by ProShares Hedge Replication ETF and ProShares Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for CDS North American HY Credit ETF and CDS Short North American HY Credit ETF is credit risk and the primary risk for ProShares Managed Futures Strategy ETF is commodity market risk.

3.         Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4.         Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

•                  Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•             Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•             Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•             Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of ProShares Morningstar Alternatives Solution ETF) will achieve a high degree of correlation with its index. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At February 29, 2016, the ProShares UltraShort Russell2000, ProShares UltraPro Short QQQ®, ProShares UltraPro Short Dow30sm, ProShares UltraPro Short MidCap400, ProShares UltraPro Short Russell2000, ProShares Short Oil & Gas, ProShares UltraShort Basic Materials, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Gold Miners, ProShares UltraShort Junior Miners, ProShares UltraShort Health Care, ProShares UltraShort Homebuilders & Supplies, ProShares UltraShort Industrials, ProShares UltraShort Oil & Gas Exploration & Production, ProShares UltraShort Technology, ProShares UltraPro Short Nasdaq Biotechnology, ProShares UltraPro Short Financial Select Sector, ProShares UltraShort MSCI EAFE, ProShares UltraShort MSCI Emerging Markets, ProShares UltraShort FTSE Europe, ProShares UltraShort MSCI Brazil Capped, ProShares UltraShort FTSE China 50, ProShares UltraShort MSCI Japan, ProShares UltraPro QQQ®, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Nasdaq Biotechnology, ProShares Ultra Gold Miners, ProShares Ultra Junior Miners, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra Real Estate, ProShares Ultra Telecommunications, ProShares UltraPro Financial Select Sector and ProShares Ultra 20+ Year Treasury Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency and Currency Hedging Risk

Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

ProShares Hedged FTSE Europe ETF and ProShares Hedged FTSE Japan ETF seek to mitigate these foreign currency risks by using short positions in currency forward contracts; such short positions should increase in value when a foreign currency rate decreases versus the U.S. dollar and should decrease in value in when a foreign currency rate increases versus the U.S. dollar, thereby mitigating potential gains and losses in the equity positions of the Fund arising from fluctuations in currency rates. There is no guarantee that the currency forwards will completely eliminate the currency rate risk of the equity positions. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies appreciate or remain unchanged.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (TIPS) bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration to the TIPS. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Citi 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•        Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•        Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which ProShares Managed Futures Strategy ETF and the Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.

•        Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the

ProShares Trust

Notes to Schedule of Portfolio Investments

February 29, 2016 (Unaudited)

expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

5.    Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

6.    Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

On April 15, 2016, the Board approved the closing and liquidation of ProShares CDS North American HY Credit ETF pursuant to a Plan of Liquidation. After the close of business on May 18, 2016, the Fund will no longer accept creation orders. Trading in the Fund will be suspended prior to market open on May 19, 2016. Proceeds of the liquidation are currently scheduled to be sent to shareholders on or about May 27, 2016 (the “Distribution Date”).

Shareholders may sell their shares of the Fund on BATS Exchange until the market close on May 18, 2016, and, if they choose to do so, may incur typical transaction fees from their broker-dealer. From May 19, 2016 through the Distribution Date, however, shares of the Fund will not be traded on BATS Exchange and there will not be a secondary market for the shares. During this period, the Fund will be in the process of liquidating its portfolio and will not be managed in accordance with its investment objective.

Any shareholders remaining on the Distribution Date will automatically have their shares redeemed for cash at the current net asset value. These cash distributions are taxable events. Shareholders should consult their tax advisor about any potential tax consequences.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 25, 2016

By:
/s/ Charles Todd
Charles Todd
Treasurer
April 25, 2016